As filed with the Securities and Exchange Commission.

                                                      `33 Act File No. 333-28995
                                                      `40 Act File No. 811-08241

================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NO. 18                       [X]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                              AMENDMENT NO. 19                               [X]


                          NATIONWIDE VARIABLE ACCOUNT-9
                           (EXACT NAME OF REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, Part C, and Financial Statements.


It is proposed that this filing will become effective (check appropriate box): [ ] immediately upon filing pursuant to paragraph (b) of Rule 485 [ X] on May 1, 2003 pursuant to paragraph (b) of Rule 485 [ ] 60 days after filing pursuant to paragraph (a) of Rule 485 [ ] on (date) pursuant to paragraph (a) of Rule 485


If appropriate check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information


N-4 ITEM                                                                                                                   CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page...................................................................................................Cover Page
Item 2.    Definitions...................................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights........................................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.........................................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ............................................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...................................................................Standard Charges & Deductions
Item 7.    General Description of Variable
           Annuity Contracts.........................................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period.................................................................................Annuitizing the Contract
Item 9.    Death Benefit............................................................................................Death Benefits
Item 10.   Purchases and Contract Value..................................................................Operation of the Contract
Item 11.   Redemptions......................................................................................Surrender (Redemption)
Item 12.   Taxes  ......................................................................................Federal Tax Considerations
Item 13.   Legal Proceedings.....................................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information...........................................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page...................................................................................................Cover Page
Item 16.   Table of Contents.....................................................................................Table of Contents
Item 17.   General Information and History.........................................................General Information and History
Item 18.   Services.......................................................................................................Services
Item 19.   Purchase of Securities Being Offered...............................................Purchase of Securities Being Offered
Item 20.   Underwriters...............................................................................................Underwriters
Item 21.   Calculation of Performance Information...........................................Calculation of Performance Information
Item 22.   Annuity Payments.......................................................................................Annuity Payments
Item 23.   Financial Statements...............................................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits...............................................................................Item 24
Item 25.   Directors and Officers of the Depositor.........................................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant................................................................................Item 26
Item 27.   Number of Contract Owners.......................................................................................Item 27
Item 28.   Indemnification.................................................................................................Item 28
Item 29.   Principal Underwriter...........................................................................................Item 29
Item 30.   Location of Accounts and Records................................................................................Item 30
Item 31.   Management Services.............................................................................................Item 31
Item 32.   Undertakings....................................................................................................Item 32

                        NATIONWIDE LIFE INSURANCE COMPANY

           Modified Single Premium Deferred Variable Annuity Contracts

 Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                   Account-9


                  The date of this prospectus is May 1, 2003.




--------------------------------------------------------------------------------

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.
--------------------------------------------------------------------------------


The following is a list of the underlying mutual funds available under the contract. The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed below are available in every state.


AIM VARIABLE INSURANCE FUNDS, INC.

o    AIM V.I. Balanced Fund: Series I Shares
o    AIM V.I. Blue Chip Fund: Series I Shares
o    AIM V.I. Capital Appreciation Fund: Series I Shares
o AIM V.I Core Equity Fund: Series I Shares (formerly, AIM V.I. Growth and Income Fund: Series I)
o    AIM V.I. International Growth Fund: Series I Shares
o    AIM V.I. Premier Equity Fund: Series I Shares (formerly, AIM V.I. Value
     Fund: Series I)


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP Income & Growth Fund: Class I
o    American Century VP International Fund: Class III+
o    American Century VP Ultra Fund: Class I
o    American Century VP Value Fund: Class I


AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o    American Century VP Inflation Protection Fund: Class II


BB&T VARIABLE INSURANCE FUNDS
o    BB&T Capital Appreciation Fund
o    BB&T Capital Manager Aggressive Growth Fund
o    BB&T Growth and Income Fund
o    BB&T Large Company Growth Fund

DREYFUS
o    Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service
     Shares
o    The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
o    Dreyfus Stock Index Fund, Inc.: Initial Shares
o Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)

o Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares (formerly, Dreyfus Variable Investment Fund - Small Cap Portfolio:
     Initial Shares)

o    Dreyfus Variable Investment Fund - International Value Portfolio: Initial
     Shares


EVERGREEN VARIABLE ANNUITY TRUST
o    Evergreen VA Blue Chip Fund: Class 1
o    Evergreen VA Capital Growth Fund: Class 1
o    Evergreen VA Equity Index Fund: Class 1

o    Evergreen VA Foundation Fund: Class 1
o    Evergreen VA Fund: Class 1
o    Evergreen VA Global Leaders Fund: Class 1
o    Evergreen VA Growth and Income Fund: Class 1
o    Evergreen VA International Growth Fund: Class 1
o    Evergreen VA Masters Fund: Class 1
o    Evergreen VA Omega Fund: Class 1
o    Evergreen VA Small Cap Value Fund: Class 1
o    Evergreen VA Special Equity Fund: Class 1
o    Evergreen VA Strategic Income Fund: Class 1


FEDERATED INSURANCE SERIES
o    Federated Quality Bond Fund II: Primary Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Service Class
o    VIP Growth Portfolio: Service Class
o    VIP High Income Portfolio: Service Class*
o    VIP Overseas Portfolio: Service Class R+

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

o    VIP II Contrafund(R) Portfolio: Service Class
o    VIP II Investment Grade Bond Portfolio: Service Class


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Value Strategies Portfolio: Service Class

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

o    First Horizon Capital Appreciation Portfolio
o    First Horizon Growth & Income Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o    Templeton Foreign Securities Fund: Class 1


GARTMORE VARIABLE INSURANCE TRUST ("GVIT") (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
o    Comstock GVIT Value Fund: Class I (formerly, Federated GVIT Equity Income
     Fund: Class I)
o    Dreyfus GVIT International Value Fund: Class III+
o Dreyfus GVIT Mid Cap Index Fund: Class I (formerly, Dreyfus NSAT Mid Cap Index Fund)
o Federated GVIT High Income Bond Fund: Class I* (formerly, Federated NSAT High Income Bond Fund)
o    Gartmore GVIT Emerging Markets Fund: Class III+
o    Gartmore GVIT Global Financial Services Fund: Class III+
o    Gartmore GVIT Global Health Sciences Fund: Class III+
o    Gartmore GVIT Global Technology and Communications Fund: Class III+
o    Gartmore GVIT Global Utilities Fund: Class III+
o    Gartmore GVIT Government Bond Fund: Class I (formerly, Government Bond
     Fund)
o    Gartmore GVIT Growth Fund: Class I (formerly, Capital Appreciation Fund)
o    Gartmore GVIT International Growth Fund: Class III+
o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderate Fund
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund
     >>   Gartmore GVIT Investor Destinations Aggressive Fund
o Gartmore GVIT Mid Cap Growth Fund: Class I (formerly, Strong GVIT Mid Cap Growth Fund: Class I)
o    Gartmore GVIT Money Market Fund: Class I (formerly, Money Market Fund)
o Gartmore GVIT Nationwide(R)Fund: Class I (formerly, Gartmore GVIT Total Return Fund: Class I)
o Gartmore GVIT Nationwide Leaders Fund: Class III (formerly, Gartmore GVIT U.S. Leaders Fund)+
o    Gartmore GVIT Worldwide Leaders Fund: Class III+
o    Gartmore GVIT U.S. Growth Leaders Fund: Class III+
o GVIT Small Cap Growth Fund: Class I (formerly, Nationwide(R)Small Cap Growth Fund)
o    GVIT Small Cap Value Fund: Class I (formerly, Nationwide(R)Small Cap Value
     Fund)
o    GVIT Small Company Fund: Class I (formerly, Nationwide(R)Small Company
     Fund)
o J.P. Morgan GVIT Balanced Fund: Class I (formerly, J.P. Morgan NSAT Balanced Fund)
o Van Kampen GVIT Multi Sector Bond Fund: Class I (formerly, MAS GVIT Multi Sector Bond Fund: Class I)*


JANUS ASPEN SERIES

o    Capital Appreciation Portfolio: Service Shares
o    Global Technology Portfolio: Service II Shares+
o    International Growth Portfolio: Service II Shares+
o    Risk-Managed Large Cap Core Portfolio: Service Shares


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

o    AMT Guardian Portfolio
o    AMT Limited Maturity Bond Portfolio: Class I
o    AMT Mid-Cap Growth Portfolio: Class I
o    AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Aggressive Growth Fund/VA: Initial Class
o    Oppenheimer Capital Appreciation Fund/VA: Initial Class
o    Oppenheimer Global Securities Fund/VA: Class III+
o Oppenheimer Main Street(R)Fund/VA: Initial Class (formerly, Oppenheimer Main Street(R)Growth & Income Fund/VA: Initial Class)

STRONG OPPORTUNITY FUND II, INC: INVESTOR CLASS


VAN KAMPEN
     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)

o    Emerging Markets Debt Portfolio: Class I International Magnum Portfolio:
     Class I
o    U.S. Real Estate Portfolio: Class I


VICTORY VARIABLE INSURANCE FUNDS
o    Diversified Stock Fund: Class A
o    Small Company Opportunity Fund: Class A

W&R TARGET FUNDS, INC.
o    Asset Strategy Portfolio
o    Balanced Portfolio
o    Bond Portfolio
o    Core Equity Portfolio
o    Growth Portfolio
o    High Income Portfolio
o    International Portfolio
o    Limited-Term Bond Portfolio
o    Money Market Portfolio
o    Science and Technology Portfolio
o    Small Cap Portfolio
o    Value Portfolio

THE FOLLOWING UNDERLYING MUTUAL FUND IS AVAILABLE ONLY TO CONTRACTS ISSUED PRIOR TO JANUARY 25, 2002:

GARTMORE VARIABLE INSURANCE TRUST
o    Turner GVIT Growth Focus Fund: Class III+

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000:

CREDIT SUISSE TRUST
o    Large Cap Value Portfolio (formerly, Value Portfolio)

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)

o    Nationwide(R)GVIT Strategic Value Fund: Class I (formerly,
     Nationwide(R)Strategic Value Fund)

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Growth Opportunities Portfolio: Service Class

VAN ECK WORLDWIDE INSURANCE TRUST
o    Worldwide Emerging Markets Fund
o    Worldwide Hard Assets Fund

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

o    Mid Cap Growth Portfolio: Class I


EFFECTIVE MAY 1, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

o    American Century VP International Fund: Class I

CREDIT SUISSE TRUST
o    Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital
     Portfolio)
o    International Focus Portfolio (formerly, International Equity Portfolio)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Overseas Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST
o Gartmore GVIT Emerging Markets Fund: Class I (formerly, Gartmore NSAT Emerging Markets Fund)
o Gartmore GVIT Global Technology and Communications Fund: Class I (formerly, Gartmore NSAT Global Technology and Communications Fund)
o Gartmore GVIT International Growth Fund: Class I (formerly, Gartmore NSAT International Growth Fund)
o    Turner GVIT Growth Focus Fund: Class I (formerly, Turner NSAT Growth Focus
     Fund)

JANUS ASPEN SERIES
o    Global Technology Portfolio: Service Shares
o    International Growth Portfolio: Service Shares

EFFECTIVE MAY 1, 2003, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

GARTMORE VARIABLE INSURANCE TRUST
o    Gartmore GVIT Worldwide Leaders Fund: Class I

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Global Securities Fund/VA: Initial Class


*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

--------------------------------------------------------------------------------

The Statement of Additional Information (dated May 1, 2003) which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 70.

--------------------------------------------------------------------------------

For general information or to obtain FREE copies of the:
o    Statement of Additional Information;
o prospectus, annual report or semi-annual report for any underlying mutual fund;
o    prospectus for the Guaranteed Term Options;
o    required Nationwide forms; or
o    Nationwide's privacy statement,

call:            1-800-848-6331
        TDD      1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, RR1-04-F4
       COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

Information about this and other Best of America products can be found at:

                              WWW.BESTOFAMERICA.COM

THIS ANNUITY:
o    IS NOT A BANK DEPOSIT
o    IS NOT FDIC INSURED
o    IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
o    IS NOT AVAILABLE IN EVERY STATE
o    MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.


If Nationwide discovers that the risk it intended to assume in issuing the contract has been altered by any of the following, then Nationwide reserves the right to take any action it deems necessary to mitigate or eliminate the altered risk including, but not limited to, rescinding the contract and returning the contract value (less any market value adjustment):

o Information provided by the contract owner(s) is materially false, misleading, incomplete or otherwise deficient;

o The contract is being used with other contracts issued by Nationwide to cover a single life (the cumulative total of all purchase payments under the contract on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent);

o When a series of Nationwide contracts with different annuitants have the same unitary control or ownership;

o    The contract is being used by an institutional investor.

Failure by Nationwide to detect, mitigate or eliminate such altered risk(s) does not act as a waiver of Nationwide's rights and does not stop Nationwide from asserting its rights at any future date.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans that receive favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS



GLOSSARY OF SPECIAL TERMS.....................................
TABLE OF CONTENTS.............................................
CONTRACT EXPENSES.............................................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................
EXAMPLE.......................................................
SYNOPSIS OF THE CONTRACTS.....................................
FINANCIAL STATEMENTS..........................................
CONDENSED FINANCIAL INFORMATION...............................
NATIONWIDE LIFE INSURANCE COMPANY.............................
NATIONWIDE INVESTMENT SERVICES CORPORATION....................
SECURITY DISTRIBUTORS, INC....................................
WADDELL & REED, INC...........................................
TYPES OF CONTRACTS............................................
     Charitable Remainder Trusts
     Individual Retirement Annuities ("IRAs")
     Investment-Only Contracts (Qualified Plans)
     Non-Qualified Contracts
     Roth IRAs
     Simplified Employee Pension IRAs ("SEP IRAs")
     Simple IRAs
     Tax Sheltered Annuities


INVESTING IN THE CONTRACT.....................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS...............................
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes
     Short-Term Trading Fees


OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS............
     Reduced Purchase Payment Option
     CDSC Options and Charges
     Death Benefit Options
     Guaranteed Minimum Income Benefit Options
     Extra Value Option
     Beneficiary Protector Option
     Capital Preservation Plus Option


CONTRACT OWNERSHIP............................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT.....................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE...............................................

SURRENDER (REDEMPTION)........................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

LOAN PRIVILEGE................................................
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default

ASSIGNMENT....................................................

CONTRACT OWNER SERVICES.......................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE.....................................

ANNUITIZING THE CONTRACT......................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options ("GMIB")
     Annuity Payment Options

DEATH BENEFITS................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS........................................
     Required Distributions - General Information
     Required Distributions for Non-Qualified Contracts

     Required Distributions for Tax Sheltered Annuities,
        Individual Retirement Annuities, SEP IRAs, Simple IRAs and Roth IRAs

FEDERAL TAX CONSIDERATIONS....................................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS........................................

LEGAL PROCEEDINGS.............................................

ADVERTISING ..................................................

SUB-ACCOUNT PERFORMANCE SUMMARY...............................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......

APPENDIX A: UNDERLYING MUTUAL FUNDS...........................

APPENDIX B: CONDENSED FINANCIAL INFORMATION...................

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.

------------------------------------------------------------------------------------------------------------------------------------
                                                  CONTRACT OWNER TRANSACTION EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC")                                                                               1
(as a percentage of purchase payments surrendered)......................................................................      7%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 2
MAXIMUM LOAN PROCESSING FEE..............................................................................................     $25
------------------------------------------------------------------------------------------------------------------------------------

MAXIMUM SHORT-TERM TRADING FEE
(as a percentage of transaction amount).................................................................................      1%
------------------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

------------------------------------------------------------------------------------------------------------------------------------
                                                      RECURRING CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets)3

     MORTALITY AND EXPENSE RISK CHARGE...................................................................................     0.95%
------------------------------------------------------------------------------------------------------------------------------------

--------------------------

1 Range of CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
NUMBER OF COMPLETED YEARS FROM
DATE OF PURCHASE PAYMENT                0          1          2          3           4          5          6          7
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC PERCENTAGE                        7%         7%         6%          5%         4%         3%         2%          0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------

Each contract year, the contract owner may withdraw without a CDSC the greater of:

     (1) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

     (2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

3 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

The next table describes the fees and expenses associated with optional benefits that are available under the contract. The fees associated with any optional benefits elected will be in addition to the standard variable account annual expenses.

------------------------------------------------------------------------------------------------------------------------------------
                                                    ADDITIONAL CONTRACT OPTIONS 1
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  2
REDUCED PURCHASE PAYMENT OPTION..........................................................................................     0.25%
Total Variable Account Charges (including this option only)..............................................................     1.20%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                   3
FIVE YEAR CDSC OPTION....................................................................................................     0.15%
Total Variable Account Charges (including this option only)..............................................................     1.10%
------------------------------------------------------------------------------------------------------------------------------------

CDSC WAIVER OPTIONS
An applicant may purchase one or more of the following CDSC options.
                                                                                                                                   4
     ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER..........................................................     0.10%
     Total Variable Account Charges (including this option only).........................................................     1.05%

     10 YEAR AND DISABILITY WAIVER (AVAILABLE FOR TAX SHELTERED ANNUITIES ONLY)..........................................     0.05%
     Total Variable Account Charges (including this option only).........................................................     1.00%

     HARDSHIP WAIVER (AVAILABLE FOR TAX SHELTERED ANNUITIES ONLY)........................................................     0.15%
     Total Variable Account Charges (including this option only).........................................................     1.10%
------------------------------------------------------------------------------------------------------------------------------------

DEATH BENEFIT OPTIONS
An applicant may purchase a death benefit option(s) as a replacement for the standard death benefit.

     DEATH BENEFIT OPTIONS AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER
     OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE
     APPLICABLE CONTRACT MODIFICATIONS (APPLICANT MAY ELECT ONLY ONE):

         ONE-YEAR ENHANCED DEATH BENEFIT WITH LONG TERM CARE/NURSING HOME WAIVER AND SPOUSAL PROTECTION OPTION...........
         Total Variable Account Charges (including this option only).....................................................     0.15%
                                                                                                                              1.10%

         GREATER OF ONE-YEAR OR 5% ENHANCED DEATH BENEFIT WITH LONG TERM CARE/NURSING HOME WAIVER AND SPOUSAL PROTECTION
         OPTION..........................................................................................................     0.20%
         Total Variable Account Charges (including this option only).....................................................     1.15%
------------------------------------------------------------------------------------------------------------------------------------
                                                       [CONTINUED ON NEXT PAGE.]
------------------------------------------------------------------------------------------------------------------------------------



1 Not all optional benefits are available in every state. Unless otherwise indicated, optional benefits must be elected at the time of application and once elected, optional benefits may not be removed from the contract. Except as otherwise noted, optional benefit charges will only apply to allocations made to the sub-accounts and are charged daily as a percentage of the average daily variable account value.

2 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.

3    Range of Five Year CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------
NUMBER OF COMPLETED YEARS FROM
DATE OF PURCHASE PAYMENT                0          1          2          3           4          5
----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------
CDSC PERCENTAGE                        7%         7%         6%          4%         2%         0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

4 If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.



------------------------------------------------------------------------------------------------------------------------------------
                                                ADDITIONAL CONTRACT OPTIONS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
     DEATH BENEFIT OPTIONS AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2,
     2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE
     APPLICABLE CONTRACT MODIFICATIONS (APPLICANTS MAY ELECT ONE OR BOTH):

         ONE-YEAR STEP UP DEATH BENEFIT OPTION...........................................................................     0.05%
         Total Variable Account Charges (including this option only).....................................................     1.00%

         5% ENHANCED DEATH BENEFIT OPTION................................................................................     0.10%
         Total Variable Account Charges (including this option only).....................................................     1.05%
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM INCOME BENEFIT OPTIONS 1
For contracts issued prior to May 1, 2003, an applicant could purchase one of the following Guaranteed Minimum Income Benefit Options.

     GUARANTEED MINIMUM INCOME BENEFIT OPTION 1..........................................................................     0.45%
     Total Variable Account Charges (including this option only).........................................................     1.40%

     GUARANTEED MINIMUM INCOME BENEFIT OPTION 2..........................................................................     0.30%
     Total Variable Account Charges (including this option only).........................................................     1.25%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                   2
EXTRA VALUE OPTION.......................................................................................................     0.45%
Total Variable Account Charges (including this option only)..............................................................     1.40%

In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Options or in the fixed account for the first 7 contract years will be lowered by 0.45% due to the assessment of this charge.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                   3
BENEFICIARY PROTECTOR OPTION.............................................................................................     0.40%
Total Variable Account Charges (including this option only)..............................................................     1.35%

In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.
------------------------------------------------------------------------------------------------------------------------------------

-------------
1    Effective May 1, 2003, these options are no longer available

2 Nationwide will discontinue deducting the charge associated with the Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option. These restrictions may be imposed at Nationwides's discretion when economic conditions are such that Nationwide is unable to:
     (1) credit the minmum guaranteed interest rates required by applicable state law; and; (2) obtain adequate compensation for the Extra Value Option.

3 The Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected.


------------------------------------------------------------------------------------------------------------------------------------
                                                ADDITIONAL CONTRACT OPTIONS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                   1
CAPITAL PRESERVATION PLUS OPTION.........................................................................................     0.50%
Total Variable Account Charges (including this option only)..............................................................     1.45%

In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Consequently, the interest rate of return credited to assets in the Guaranteed
Term Option will be lowered by 0.50% due to the assessment of this charge.
------------------------------------------------------------------------------------------------------------------------------------

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

------------------------------------------------------------------------------------------------------------------------------------
                                                 SUMMARY OF MAXIMUM CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

Mortality and Expense Risk Charge (applicable to all contracts)..........................................................     0.95%

Reduced Purchase Payment Option..........................................................................................     0.25%

Five Year CDSC Option....................................................................................................     0.15%

Additional Withdrawal Without Charge and Disability Waiver...............................................................     0.10%

10 Year and Disability Waiver (Tax Sheltered Annuities only).............................................................     0.05%

Hardship Waiver (Tax Sheltered Annuities only)...........................................................................     0.15%

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing
Home Waiver and Spousal Protection Option...
                                                                                                                              0.20%

Guaranteed Minimum Income Benefit Option 1...............................................................................     0.45%

Extra Value Option.......................................................................................................     0.45%

Beneficiary Protector Option.............................................................................................     0.40%

Capital Preservation Plus Option.........................................................................................     0.50%
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES                                                                               3.65%
------------------------------------------------------------------------------------------------------------------------------------


---------------
1 The Capital Preservation Plus Option may be elected by any contract owner or applicant beginning May 1, 2003. Effective January 1, 2004, the Capital Preservation Plus Option may only be elected within the first 60 days after the contract is issued. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option that corresponds to the end of the program period elected by the contract owner.

UNDERLYING MUTUAL FUND ANNUAL EXPENSES

The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

--------------------------------------------------------------------------------- ---------------------- ----------------------
Total Annual Underlying Mutual Fund Operating Expenses                                   Minimum                Maximum
--------------------------------------------------------------------------------- ---------------------- ----------------------
(expenses that are deducted from underlying mutual fund assets, including                 0.27%                  4.27%
management fees, distribution (12b-1) fees, and other expenses)
--------------------------------------------------------------------------------- ---------------------- ----------------------



The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o    American Century Variable Portfolios, Inc. - VP International Fund:
     Class III
o Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
o    GVIT Dreyfus GVIT International Value Fund: Class III
o    GVIT Gartmore GVIT Emerging Markets Fund: Class III
o    GVIT Gartmore GVIT Global Financial Services Fund: Class III
o    GVIT Gartmore GVIT Global Health Sciences Fund: Class III
o    GVIT Gartmore GVIT Global Technology and Communications Fund: Class III
o    GVIT Gartmore GVIT Global Utilities Fund: Class III
o    GVIT Gartmore GVIT International Growth Fund: Class III
o    GVIT Gartmore GVIT Nationwide Leaders Fund: Class III
o    GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III
o    GVIT Gartmore GVIT Worldwide Leaders Fund: Class III
o    GVIT Turner GVIT Growth Focus Fund: Class III
o    Janus Aspen Series - Global Technology Portfolio: Service II Shares
o    Janus Aspen Series - International Growth Portfolio: Service II Shares
o    Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
     Class III


EXAMPLE

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.
The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;
o    a 5% return each year;
o the maximum and the minimum fees and expenses of any of the underlying mutual funds;
o    the 7 year CDSC schedule; and
o the total variable account charges associated with the most expensive combination of optional benefits (3.65%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual
Fund Operating Expenses (4.27%)       1,462   2,953  4,251   7,179    832   2,413   3,891   7,179     *    2,413   3,891    7,179
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.27%)       1,042   1,786  2,455   4,284    412   1,246   2,095   4,284     *    1,246   2,095    4,284
------------------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:

o    Charitable Remainder Trusts;
o Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*;
o    Investment-only Contracts (Qualified Plans);
o    Non-Qualified Contracts;
o    Roth IRAs;
o    Simplified Employee Pension ("SEP IRAs");
o    Simple IRAs; and
o Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*.

*Contributions are not required to be rolled over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ------------------
                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
-------------------- ----------------- ------------------
Charitable               $15,000            $1,000
Remainder Trust
-------------------- ----------------- ------------------
IRA                      $15,000            $1,000
-------------------- ----------------- ------------------
Investment-only          $15,000            $1,000
-------------------- ----------------- ------------------
Non-Qualified            $15,000            $1,000
-------------------- ----------------- ------------------
Roth IRA                 $15,000            $1,000
-------------------- ----------------- ------------------
SEP IRA                  $15,000            $1,000
-------------------- ----------------- ------------------
Simple IRA               $15,000            $1,000
-------------------- ----------------- ------------------
Tax Sheltered            $15,000            $1,000
Annuity
-------------------- ----------------- ------------------

If the contract owner elects the Reduced Purchase Payment Option at the time of application, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.


PURPOSE OF THE CONTRACT

The purpose of the annuity contract described in this prospectus is to confer annuity and related benefits (including death benefits) to single individuals and their beneficiaries. These annuity and related benefits impose certain risks upon Nationwide. The annuity contract is not intended for use by institutional investors or when the same owner attempts to use a series of Nationwide contracts and name different annuitants or when the contract is used with other Nationwide contracts to cover a single life (the cumulative total of all purchase payments under the contract on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent).


CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

There are several CDSC options that are available to contract owners at the time of application. Each CDSC option has different characteristics and costs. The annual charge associated with each option is charged as a percentage of the daily net assets of the variable account. They are as follows:

---------------------------- ------------- ------------
          OPTION               CONTRACT      ANNUAL
                                 TYPE        CHARGE
---------------------------- ------------- ------------
Five Year CDSC Option        All*             0.15%
---------------------------- ------------- ------------
Additional Withdrawal        All              0.10%
Without Charge and
Disability Waiver
---------------------------- ------------- ------------
10 Year and Disability       Tax              0.05%
Waiver                       Sheltered
                             Annuities
---------------------------- ------------- ------------
Hardship Waiver              Tax              0.15%
                             Sheltered
                             Annuities
---------------------------- ------------- ------------

*In the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

A Reduced Purchase Payment Option is available at the time of application. If the contract owner elects this option, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account. This option is not available for contracts issued as Investment-only Contracts.


Optional death benefits are available under the contract and must be elected at the time of application. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account if the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is elected or at an annualized rate of 0.20% of the daily net assets of the variable account if the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is elected. For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above, Nationwide will deduct an annualized rate of 0.05% of the daily net assets of the variable account if the One-Year Step Up Death Benefit Option is elected, or an annualized rate of 0.10% of the daily net assets of the variable account if the 5% Enhanced Death Benefit Option is elected.

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available at the time of application. If the contract owner elected one or both of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the daily net assets of the variable account, depending on the option(s) chosen (see "Guaranteed Minimum Income Benefit Options").


An Extra Value Option is available under the contract at the time of application. If the contract owner elects the Extra Value Option on the application, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account. Nationwide will discontinue deducting this charge seven years from the date the contract was issued. Additionally, allocations made to the fixed account or to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.


Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option. These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to:

(1) credit the minimum guaranteed interest rate required by applicable state law; and

(2)  obtain adequate compensation for the Extra Value Option.


Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.
See "Beneficiary Protector Option."


A Capital Preservation Plus Option is available to applicants and contract owners beginning on May 1, 2003. Effective January 1, 2004, the Option may only be elected within the first 60 days after a contract is issued. If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of not more than 0.50%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Options will be lowered due to the assessment of this charge.


Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for seven years from the date the contract was issued, whether the contract annuitized during that period or not.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, free of charge, by contacting Nationwide's home office at the telephone number listed on page 4 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 4 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION


The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.


SECURITY DISTRIBUTORS, INC.


The contracts are also distributed by the general distributor, Security Distributors, Inc., One Security Benefit Place, Topeka, Kansas 66636-0001.


WADDELL & REED, INC.

The contracts are also distributed by Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park Kansas 66202.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

CHARITABLE REMAINDER TRUSTS


Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:


(1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

     (a)  the contract value on the day before the withdrawal; and

     (b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.


While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.


INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")


Individual Retirement Annuities are contracts that satisfy the provisions of
Section 408(b) of the Internal Revenue Code, including the following requirements:


o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS


Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:


o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.


SIMPLIFIED EMPLOYEE PENSION IRAS ("SEP IRAS")


A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:
o    minimum participation rules;
o    top-heavy contribution rules;
o    nondiscriminatory allocation rules; and
o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAS

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies:

o    vesting requirements;

o    participation requirements; and

o    administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1) shares of a current underlying mutual fund are no longer available for investment; or

(2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are held in Nationwide's general account and thus are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.

For contract owners that elect the Extra Value Option, allocations made to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options for the first seven contract years will be lowered by 0.45% due to the assessment of this charge .

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.


For contract owners that elect the Capital Preservation Plus Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Options will be lowered by 0.50% due to the assessment of this charge.


Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT


The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the fixed account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option. These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to:
(1) credit the minimum guaranteed interest rate required by applicable state law; and (2) obtain adequate compensation for the Extra Value Option.


The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.


The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.


Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits. However, for contract owners that elect the Extra Value Option and/or the Beneficiary Protector Option, a charge for each option is assessed to assets in the Fixed Account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect the Extra Value Option, payments or transfers made to the fixed account will, for the first seven contract years, be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.


Although there is a fee assessed to the assets in the fixed account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law for any given year.


STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 0.95% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

----------------------------- ---------------------------
 Number of Completed Years               CDSC
   from Date of Purchase              Percentage
          Payment
----------------------------- ---------------------------
             0                            7%
----------------------------- ---------------------------
             1                            7%
----------------------------- ---------------------------
             2                            6%
----------------------------- ---------------------------
             3                            5%
----------------------------- ---------------------------
             4                            4%
----------------------------- ---------------------------
             5                            3%
----------------------------- ---------------------------
             6                            2%
----------------------------- ---------------------------
             7                            0%
----------------------------- ---------------------------

The CDSC is used to cover sales expenses, including commissions (maximum of 6.5% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(a) 10% of all purchase payments (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

(b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

(1) upon the annuitization of contracts which have been in force for at least two years;

(2)  upon payment of a death benefit; or

(3) from any values which have been held under a contract for at least 7 years (5 years if the 5 year CDSC is elected).

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a) is the amount which would otherwise be available for withdrawal without a CDSC; and

(b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)  the time the contract is surrendered;

(2)  annuitization; or

(3) such earlier date as Nationwide becomes subject to premium taxes. Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.


For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.


If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals; or

o    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for seven years from the date the contract was issued.

REDUCED PURCHASE PAYMENT OPTION

If the contract owner chooses the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-only Contracts.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.

The election to terminate the option must be submitted in writing on a form provided by Nationwide. Termination of the rider will occur as of the date on the election form, and the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC OPTIONS AND CHARGES

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner may choose the Five Year CDSC Option.

The Five Year CDSC Option applies as follows:

----------------------------------------------------
 NUMBER OF COMPLETED YEARS FROM         CDSC
    DATE OF PURCHASE PAYMENT         PERCENTAGE
----------------------------------------------------
                0                        7%
----------------------------------------------------
                1                        7%
----------------------------------------------------
                2                        6%
----------------------------------------------------
                3                        4%
----------------------------------------------------
                4                        2%
----------------------------------------------------
                5                        0%
----------------------------------------------------

Under this option, CDSC will not exceed 7% of purchase payments surrendered.
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Additional Withdrawal without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC. This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver. Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Additional CDSC Waiver Options for Tax Sheltered Annuities

     10 Year and Disability Waiver

     For an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:

          (1) the contract owner has been the owner of the contract for 10 years; and

          (2) the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

     This option also contains a disability waiver. Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

     Hardship Waiver

     For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section (401(k)). The contract owner may be required to provide proof of hardship. If this waiver becomes effective, no additional purchase payments may be made to the contract.

DEATH BENEFIT OPTIONS

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.

--------------------------------------------------------------------------------
THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.
--------------------------------------------------------------------------------

If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.15% (for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option) or 0.20% (for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Spousal Protection Feature

Each death benefit option has a Spousal Protection feature. The Spousal Protection feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the conditions described below are satisfied. There is no additional charge for this feature.

(1) One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)  The spouses must be co-annuitants;

(3) Both co-annuitants must be age 85 or younger at the time the contract is issued;

(4)  The spouses must each be named as beneficiaries;

(5) No person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6) If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

(7) If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

(8) If a co-annuitant is added at any time after the election of the optional death benefit, a copy of the certificate of marriage must be provided to the home office. In addition, the date of marriage must be after the election of the death benefit option.

For information on the Long-Term Care/Nursing Home Waiver, see "Long-Term Care/Nursing Home and Terminal Illness Waiver" later in this section.

--------------------------------------------------------------------------------

THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2, 2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE THE CONTRACT MODIFICATIONS LISTED ABOVE.
--------------------------------------------------------------------------------

If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.05% (for the One-Year Step Up Death Benefit Option) or 0.10% (for the 5% Enhanced Death Benefit Option) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Step Up Death Benefit Option

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

5% Enhanced Death Benefit Option

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)  the contract value; or

(2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Long-Term Care/Nursing Home and Terminal Illness Waiver

In addition, all death benefit options have a Long-Term Care/Nursing Home and Terminal Illness waiver available at no additional charge provided the conditions described below are satisfied.

No CDSC will be charged if:

(1)  the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3) the contract owner has been diagnosed by a physician at any time after contract issuance, to have a terminal illness; and

(4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS


For contracts issued prior to May 1, 2003, the contract owner could have purchased a Guaranteed Minimum Income Benefit option at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on the option chosen. Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.




EXTRA VALUE OPTION


--------------------------------------------------------------------------------

The Extra Value Option may not be available in all states. Applicants should be aware of the following prior to electing the Extra Value Option:

1. Electing the Extra Value Option will be beneficial for contract owners only if the investment performance of the underlying mutual funds, and rate of return in the fixed account and Guaranteed Term Options, is great enough to compensate for the reduction in contract value due to the 0.45% charge;

2. Nationwide may make a profit from the charge assessed by the Extra Value Option;

3. Because the 0.45% charge associated with the Extra Value Option will be assessed against the entire variable account value for the first seven (7) contract years, contract owners who anticipate making additional purchase payments after the first contact year should carefully examine the Extra Value Option and consult their financial adviser regarding its desirability;

4.   Once the Extra Value Option is elected, it may not be revoked;

5. Nationwide may recapture all or part of the amount credited in the event of early surrenders, including revocation of the contract during the contractual free-look period; and

6. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to:(a) credit the minimum guaranteed interest rates as required by applicable state law; and (b) obtain adequate compensation for the Extra Value Option.
--------------------------------------------------------------------------------


For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application. Nationwide may reduce this charge.

Allocations made to the fixed account or to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. This credit is funded from Nationwide's general account. The amount credited will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different variable account charge structures for the first seven years of the contract.

If the credit is elected and no additional contract options are elected, the total variable account charges under the contract will be an annualized rate of 1.40% of the daily net assets of the variable account for the first seven years of the contract. If the Extra Value Option is not elected, total variable account charges will be an annualized rate of 0.95% (assuming no other contract options are elected) of the daily net assets of the variable account for the first seven years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

(a) a 1.40% variable account charge for the first seven years of the contract, plus the Extra Value Option credit; or

(b) a 0.95% variable account charge for the first seven years of the contract, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total variable account charges of 1.40%) and contracts with no additional contract options (total variable account charges of 0.95%). The figures are based upon:

(a)  a $100,000 initial purchase payment with no additional purchase payments;

(b) the deduction of variable account charges at an annualized rate of 0.95% (base contract) and 1.40% (contract with only the Extra Value Option) of the daily net assets of the variable account; and

(c) an assumed annual rate of return before charges of 7.75% for all years for a period of 10 years.



                      7.75% RATE OF RETURN
--------------------------------------------------------------
 CONTRACT YEAR       BASE CONTRACT      CONTRACT WITH EXTRA
                  (0.95% TOTAL ASSET    VALUE OPTION (1.40%
                       CHARGES) TOTAL ASSET CHARGES)
--------------------------------------------------------------
       1               $106,727               $109,465
--------------------------------------------------------------
       2               $113,906               $116,336
--------------------------------------------------------------
       3               $121,568               $123,638
--------------------------------------------------------------
       4               $129,745               $131,399
--------------------------------------------------------------
       5               $138,472               $139,647
--------------------------------------------------------------
       6               $147,787               $148,412
--------------------------------------------------------------
       7               $157,728               $157,728
--------------------------------------------------------------
       8               $168,337               $168,337
--------------------------------------------------------------
       9               $179,661               $179,661
--------------------------------------------------------------
       10              $191,746               $191,746
--------------------------------------------------------------

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa. The table above assumes no additional purchase payments are made to the contract after the first contract anniversary. If subsequent purchase payments are made to the contract after the first contract anniversary (assuming a rate of return of 7.75%) the number of contract years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

(a) the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

(b) withdrawals that are subject to a CDSC are taken before the end of the seventh contract year.

If the contract is surrendered pursuant to the contractual free-look, Nationwide will recapture the full credited amount. In certain states which require the return of purchase payments and for all contracts issued as Individual Retirement Annuities, upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contracts.

After the free look period and before the seventh contract anniversary, any amounts withdrawn from the contract that are subject to a CDSC subjects a part of the amount credited to recapture. For example, if a contract owner withdraws 13% of purchase payments made within the first contract year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC. This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as allocated by the contract owner at the time of the withdrawal.

No amount credited will be subject to recapture if the withdrawal is not subject to a CDSC or if a distribution is taken as a result of death, annuitization or to meet minimum distribution requirements under the Internal Revenue Code. In addition, no recapture will take place after the seventh contract year.

After the end of the first seven contract years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested. Nationwide intends to administer the removal of the 0.45% charge by decreasing the number of units and increasing the unit value of the sub-accounts in which the contract owner was invested at the end of the seventh contract year. The elimination of the 0.45% charge and the adjustment in the number of units and unit values will not affect contract owners' contract values.

New York Recapture Provisions


For contracts issued in the State of New York, after the free look period and before the seventh contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are subject to a CDSC in accordance with the following schedule:


----------------------- -----------------------------------
                         (Extra Value Amount) Percentage
                         of First Year Purchase Payments
    Contract Years
----------------------- -----------------------------------
       1 and 2                          3%
----------------------- -----------------------------------
      3,4 and 5                         2%
----------------------- -----------------------------------
       6 and 7                          1%
----------------------- -----------------------------------
     After year 7                       0%
----------------------- -----------------------------------

The percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts and the fixed account in the same proportion as allocated by the contract owner at the time of the withdrawal.

No amount credited will be subject to recapture if the withdrawal is not subject to a CDSC or if a distribution is taken as a result of death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code. In addition, no recapture will take place after the seventh contract year.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. The Beneficiary Protector Option provides that upon the death of the annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)  terminate the contract; or

(b) continue the contract in accordance with the "Required Distributions" section.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a= the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b=   purchase payments, proportionately adjusted for withdrawals; and
c= any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a= contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b= the contract value on the date the option is elected, proportionately adjusted for withdrawals;

c= purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d= any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

(a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

(b)  the benefit will terminate and will no longer be in effect; and

(c)  the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.


CAPITAL PRESERVATION PLUS OPTION

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period"). Contract value at the end of the program period will be no less than contract value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1) A Guaranteed Term Option corresponding to the length of the elected program period; and

(2) Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program. This investment component is allocated according to contract owner instructions.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds. Also, longer program periods will typically permit greater allocations to the underlying mutual funds. Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%).

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, contract owners would have to determine how much of their contract value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the contract value would be available to be allocated among underlying funds or the fixed account. This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the fixed account. This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may be elected by any contract owner or applicant beginning on May 1, 2003. Effective January 1, 2004, the Capital Preservation Plus Option may only be elected within the first 60 days after the contract is issued.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the Captial Preservation Plus Option.

During the program period, the following conditions apply:

o If surrenders or contract charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

o Only one Capital Preservation Plus Option program may be in effect at any given time.

o    No new purchase payments may be applied to the contract.

o Enhanced Rate Dollar Cost Averaging is not available as a contract owner service.

o    Nationwide will not permit loans to be taken from the contract.

o Contract owners are prohibited from adding any optional benefit that assesses a charge to the Guaranteed Term Options.

o If, while the Capital Preservation Plus Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

o If the contract is surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds. The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.

The fixed account and the following underlying mutual funds ONLY are available when the Capital Preservation Plus Option is elected:

AIM VARIABLE INSURANCE FUNDS, INC.
o    AIM V.I. Balanced Fund: Series I Shares
o    AIM V.I. Blue Chip Fund: Series I Shares
o    AIM V.I. Capital Appreciation Fund: Series I Shares
o    AIM V.I Core Equity Fund: Series I Shares
o    AIM V.I. Premier Equity Fund: Series I Shares

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP Income & Growth Fund: Class I
o    American Century VP Ultra Fund: Class I
o    American Century VP Value Fund: Class I

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o    American Century VP Inflation Protection Fund: Class II

BB&T VARIABLE INSURANCE FUNDS
o    BB&T Capital Appreciation Fund
o    BB&T Capital Manager Aggressive Growth Fund
o    BB&T Growth and Income Fund
o    BB&T Large Company Growth Fund

DREYFUS
o    The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
o    Dreyfus Stock Index Fund, Inc.: Initial Shares

o    Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares

EVERGREEN VARIABLE ANNUITY TRUST
o    Evergreen VA Blue Chip Fund: Class 1
o    Evergreen VA Capital Growth Fund: Class 1
o    Evergreen VA Equity Index Fund: Class 1
o    Evergreen VA Foundation Fund: Class 1
o    Evergreen VA Fund: Class 1
o    Evergreen VA Global Leaders Fund: Class 1
o    Evergreen VA Growth and Income Fund: Class 1
o    Evergreen VA International Growth Fund: Class 1
o    Evergreen VA Masters Fund: Class 1
o    Evergreen VA Omega Fund: Class 1
o    Evergreen VA Small Cap Value Fund: Class 1
o    Evergreen VA Special Equity Fund: Class 1
o    Evergreen VA Strategic Income Fund: Class 1

FEDERATED INSURANCE SERIES
o    Federated Quality Bond Fund II: Primary Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Service Class
o    VIP Growth Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP II Contrafund(R) Portfolio: Service Class
o    VIP II Investment Grade Bond Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Value Strategies Portfolio: Service Class

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
o    First Horizon Growth & Income Portfolio

GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o    Comstock GVIT Value Fund: Class I
o    Dreyfus GVIT Mid Cap Index Fund: Class I
o    Gartmore GVIT Government Bond Fund: Class I
o    Gartmore GVIT Growth Fund: Class I
o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderate Fund
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund
     >>   Gartmore GVIT Investor Destinations Aggressive Fund
o    Gartmore GVIT Mid Cap Growth Fund: Class I
o    Gartmore GVIT Money Market Fund: Class I Gartmore GVIT Nationwide Leaders
     Fund: Class III
o    Gartmore GVIT Nationwide(R)Fund: Class I
o    Gartmore GVIT U.S. Growth Leaders Fund: Class III
o    J.P. Morgan GVIT Balanced Fund: Class I

JANUS ASPEN SERIES
o    Capital Appreciation Portfolio: Service Shares
o    Risk-Managed Large Cap Core Portfolio: Service Shares

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Guardian Portfolio
o    AMT Limited Maturity Bond Portfolio: Class I
o    AMT Mid-Cap Growth Portfolio: Class I
o    AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Aggressive Growth Fund/VA: Initial Class
o    Oppenheimer Capital Appreciation Fund/VA: Initial Class
o    Oppenheimer Main Street(R) Fund/VA: Initial Class

STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS

VICTORY VARIABLE INSURANCE FUNDS
o    Diversified Stock Fund: Class A

W&R TARGET FUNDS, INC.
o    Asset Strategy Portfolio
o    Balanced Portfolio
o    Bond Portfolio
o    Core Equity Portfolio
o    Growth Portfolio
o    Limited-Term Bond Portfolio
o    Money Market Portfolio
o    Value Portfolio

--------------------------------------------------------------------------------
IN ADDITION TO THE ABOVE UNDERLYING MUTUAL FUNDS, THE FOLLOWING UNDERLYING MUTUAL FUND IS AVAILABLE ONLY TO CONTRACTS ISSUED PRIOR TO JANUARY 25, 2002:
--------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST
o    Turner GVIT Growth Focus Fund: Class III


--------------------------------------------------------------------------------

IN ADDITION TO THE ABOVE UNDERLYING MUTUAL FUNDS, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE ONLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2000:
--------------------------------------------------------------------------------

CREDIT SUISSE TRUST
o    Large Cap Value Portfolio

GARTMORE VARIABLE INSURANCE TRUST
o    Nationwide(R) GVIT Strategic Value Fund: Class I

--------------------------------------------------------------------------------
IN ADDITION TO THE ABOVE UNDERLYING MUTUAL FUNDS, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE ONLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2002:
--------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Growth Opportunities Portfolio: Service Class

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    Mid Cap Growth Portfolio: Class I

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds. Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners. If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the contract owner takes a surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise. Surrenders may not be taken exclusively from the Guaranteed Term Option. In conjunction with the surrender, the value of the guarantee will be adjusted proportionally. A market value adjustment may apply to amounts surrendered from Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision. During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the contract owner elected a program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount. Amounts credited under this option are considered earnings, not purchase payments. If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the GVIT - Gartmore GVIT Money Market
Fund: Class I or to the W&R Target Funds, Inc - Money Market Portfolio.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.


Nationwide may reject changes to the parties named in the contract if the risk originally assumed by Nationwide in issuing the contract is materially altered. The risk originally assumed by Nationwide may have been materially altered if: information provided by the contract owner is materially false, misleading or incomplete; if the result of the change is to transfer rights or benefits to an institutional investor; the change results in the same owner attempting to use a series of Nationwide contracts and name different annuitants; or when the change results in the contract being used along with other Nationwide contracts to cover a single life. Should Nationwide discover that the changes are being used for such purposes, Nationwide may rescind the contract and return the contract value, less any market value adjustment.


Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    joint owners can only be named for Non-Qualified Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner or contingent annuitant. The contract owner can name more than one beneficiary.

Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ------------------
                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
-------------------- ----------------- ------------------
Charitable               $15,000            $1,000
Remainder Trust
-------------------- ----------------- ------------------
IRA                      $15,000            $1,000
-------------------- ----------------- ------------------
Investment-only          $15,000            $1,000
-------------------- ----------------- ------------------
Non-Qualified            $15,000            $1,000
-------------------- ----------------- ------------------
Roth IRA                 $15,000            $1,000
-------------------- ----------------- ------------------
SEP IRA                  $15,000            $1,000
-------------------- ----------------- ------------------
Simple IRA               $15,000            $1,000
-------------------- ----------------- ------------------
Tax Sheltered            $15,000            $1,000
Annuity
-------------------- ----------------- ------------------

Subsequent purchase payments are not permitted for contracts issued in the State of Oregon and may not be permitted in other states under certain circumstances.

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day                o        Independence Day
o        Martin Luther King, Jr. Day   o        Labor Day
o        Presidents' Day               o        Thanksgiving
o        Good Friday                   o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

(1)  trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS


Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.


Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

(1) the value of amounts allocated to the sub-accounts of the variable account; and

(2)  amounts allocated to the fixed account; and

(3)  amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 0.95% to 3.65% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn;

(2)  adding any interest earned on the amounts allocated; and

(3)  subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);
(2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and
(3)  subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option


Contract owners may request to have fixed account allocations transferred to the variable account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.


Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account


Contract owners may request to have variable account allocations transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, the transfer limit will not be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account (whether from the variable account or a Guaranteed Term Option) at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards.


Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts


Contract owners may request to have allocations transferred among the sub-accounts once per valuation period.


Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privileges upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Contract owners who have elected the Extra Value Option and subsequently terminate the contract under the free look provision will forfeit any amounts credited to the contract. For those jurisdictions that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited; all losses attributable to the amount credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven contract years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh contract year. The amount credited will not, however, be subject to recapture if a withdrawal not subject to the CDSC is being made (see "Extra Value Option").

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

(a)  the amount requested; or

(b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds;

o    amounts allocated to the fixed account and any interest credited; and

o any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

 A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     (1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

(B)  The surrender limitations described in Section A also apply to:

     (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS


Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:



---------------- ------------ ---------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
---------------- ------------ ---------------------------
NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)
---------------- ------------ ---------------------------
                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)
---------------- ------------ ---------------------------
ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)
---------------- ------------ ---------------------------
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST


The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.


Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the GVIT Gartmore GVIT Money Market Fund: Class I or the W&R Target Funds, Inc. - Money Market Portfolio unless the contract owner directs otherwise.


DISTRIBUTIONS AND ANNUITY PAYMENTS


Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract is surrendered;
o    the contract owner/annuitant dies;
o    the contract owner who is not the annuitant dies prior to annuitization; or
o    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.


GRACE PERIOD AND LOAN DEFAULT


If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.


A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed. Nationwide may reject or not recognize assignments designed to alter the character of the risk Nationwide originally assumed in issuing the contract.


Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.



CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.


Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class, GVIT - Gartmore GVIT Government Bond Fund:
Class I, GVIT - Federated GVIT High Income Bond Fund: Class I, GVIT - Gartmore GVIT Money Market Fund: Class I, and W&R Target Funds, Inc. - Money Market Portfolio to any other underlying mutual fund. Dollar cost averaging transfers may not be directed to the fixed account or Guaranteed Term Options.


Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging


Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 or more at the time the program is elected. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the GVIT - Gartmore GVIT Money Market Fund: Class I or the W&R Target Funds, Inc. - Money Market Portfolio. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.


SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1) 10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver);

(2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

  ----------------------------- -----------------------
                                    PERCENTAGE OF
        CONTRACT OWNER'S            CONTRACT VALUE
              AGE
 ----------------------------- -----------------------
         Under age 59 1/2                 5%
  ----------------------------- -----------------------
     Age 59 1/2through age 61               7%
  ----------------------------- -----------------------
     Age 62 through age 64                8%
  ----------------------------- -----------------------
     Age 65 through age 74               10%
  ----------------------------- -----------------------
        Age 75 and over                  13%
  ----------------------------- -----------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

(1)  an annuity payment option; and

(2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

---------------------------------------------------------
   A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN
EXERCISING THE GUARANTEED MINIMUM INCOME BENEFIT OPTION.
---------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS ("GMIB")


GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.


A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

(a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday; and

(b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1


After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

(1)  the application of additional purchase payments;

(2)  surrenders; or

(3)  transfers from the variable account;


then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

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

GMIB Illustrations for GMIB Option 1

The following charts illustrate the amount of income that will be provided to an annuitant if the contract owner annuitizes the contract at the 7th, 10th or 15th contract anniversary date using GMIB Option 1.

The illustrations assume the following:

o An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

o There are no surrenders from the contract or transfers to the fixed account (raising the fixed account value to greater than 30% of the contract value);

o    The contract is issued to a MALE at age 55, 65 or 70; and

o A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

                  7 Years in Accumulation
           $140,710.04 for GMIB at Annuitization
-------------- -------------- ---------------- -----------
 Male Age at    Male Age at    GMIB Purchase   Monthly
    Issue      Annuitization       Rate*          GMIB
-------------- -------------- ---------------- -----------
     55             62             $4.72        $664.15
-------------- -------------- ---------------- -----------
     65             72             $5.96        $838.63
-------------- -------------- ---------------- -----------
     70             77             $6.79        $955.42
-------------- -------------- ---------------- -----------

                  10 Years in Accumulation
           $162,889.46 for GMIB at Annuitization
-------------- -------------- ---------------- -----------
 Male Age at    Male Age at    GMIB Purchase   Monthly
    Issue      Annuitization       Rate*          GMIB
-------------- -------------- ---------------- -----------
     55             65             $5.03        $819.33
-------------- -------------- ---------------- -----------
     65             75             $6.44       $1,049.01
-------------- -------------- ---------------- -----------
     70             80             $7.32       $1,192.35
-------------- -------------- ---------------- -----------

                  15 Years in Accumulation
           $200,000.00 for GMIB at Annuitization
-------------- -------------- ---------------- -----------
 Male Age at    Male Age at    GMIB Purchase   Monthly
    Issue      Annuitization       Rate*          GMIB
-------------- -------------- ---------------- -----------
     55             70             $5.66       $1,132.00
-------------- -------------- ---------------- -----------
     65             80             $7.32       $1,464.00
-------------- -------------- ---------------- -----------
     70             85             $8.18       $1,636.00
-------------- -------------- ---------------- -----------
*Guaranteed monthly benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states, or for contracts issued under an employer sponsored plan. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown above will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations which occur without a GMIB option.

When the Guaranteed Annuitization Value May Be Used

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

(1)  after the contract has been in effect for seven years; AND

(2)  the annuitant has attained age 60.

Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

o    Life Annuity;

o    Joint and Last Survivor Annuity; and

o    Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

--------------------------------------------------------------------------------
 IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE
                      GMIB OPTIONS

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

o A GMIB does NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

o Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

o The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

o Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

o    The GMIBs may not be approved in all state jurisdictions.

--------------------------------------------------------------------------------

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.
(2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.
(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

(1)  in a lump sum;

(2)  as an annuity; or

(3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

(1)  proper proof of the annuitant's death;

(2)  an election specifying the distribution method; and

(3)  any state required form(s).

Five-Year Reset Death Benefit (Standard Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

(Available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

(Available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications.)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments , less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduced items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of partial surrender(s).

One-Year Step Up Death Benefit Option

(Available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications listed above)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit Option

(Available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the applicable contract modifications listed above)

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)  the contract value; or

(2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, SIMPLE IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.


Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9, or Treasury Regulation 1.401(a)(9)-5.


Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a) the death of the annuitant will be treated as the death of a contract owner;

(b)  any change of annuitant will be treated as the death of a contract owner;
     and

(c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, SIMPLE IRAS AND ROTH IRAS

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.


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

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.


For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs.


Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

o    Individual Retirement Annuities;

o    SEP IRAs;

o    Simple IRAs;

o    Roth IRAs;

o    Tax Sheltered Annuities; and

o    Non-Qualified Contracts.

Individual Retirement Annuities, SEP IRAs and Simple IRAs

Distributions from Individual Retirement Annuities, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an Individual Retirement Annuity are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

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

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable

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

from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability, (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.


The non-natural person rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans; or

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.


WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

(1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

(2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

(2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.


Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.


FEDERAL ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a) an individual who is two or more generations younger than the contract owner; or

(b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

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

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates, which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On April 16, 2002, Nationwide filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting Nationwide's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. Judgment for Nationwide was entered on November 15, 2002. On December 16, 2002, plaintiff Mercedes Castillo filed a notice of appeal from the Court's orders (a) granting Nationwide's motion for summary judgment; and (b) denying Castillo's motion for leave to amend the complaint to add three new named plaintiffs. Nationwide's responsive brief is due by April 23, 2003 and plaintiff's reply brief is due by May 12, 2003. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 6, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of retirement plans that purchased variable annuities from Nationwide to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide that allowed plan participants to invest in funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid higher fees to Nationwide. The amended complaint seeks disgorgement of the fees allegedly received by Nationwide and other unspecified compensatory damages, declaratory and injunctive relief and attorney's fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Nationwide is opposing that motion. Nationwide's Motion to Dismiss was denied on September 11, 2002. On January 14, 2003, plaintiffs filed a motion to file a second amended complaint and the motion was granted on February 21, 2003. The second amended complaint removes the claims asserted against Nationwide concerning a violation of ERISA through the replacement of many of the funds originally included in the plaintiffs' annuities with "inferior" funds that purportedly paid higher fees to Nationwide. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.


The general distributor, NISC, is not engaged in any litigation of any material nature.

The general distributor, Security Distributors, Inc., is not engaged in any litigation of any material nature.


Waddell & Reed, Inc. is a party to legal proceedings incident to its normal business operations. While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts. Among the legal proceedings to which Waddell & Reed, Inc. is a party are the following proceedings relating to the distribution of variable annuities:

On March 19, 2002, a jury found in favor of United Investors Life Insurance Company (UILIC) in a civil lawsuit filed by UILIC on May 4, 2000, in Alabama District Court against Waddell & Reed, Inc. and certain of its affiliated companies and assessed compensatory damages in the amount of $50 million dollars. The lawsuit primarily involved the enforceability of a letter agreement signed by UILIC and Waddell & Reed, Inc. in July of 1999 and claims by UILIC that Waddell & Reed, Inc. tortiously interfered with its business relations by recommending to certain of its customers that they exchange their UILIC variable annuities for variable annuities issued by Nationwide. Waddell & Reed, Inc. has appealed the judgment to the Alabama Supreme Court and the appeal is currently pending.

UILIC has also filed a civil lawsuit against Waddell & Reed, Inc. and certain of its affiliated companies in the Superior Court of the State of California on October 10, 2001, alleging violation of California Business and Professions Code
Section 17200, et seq. in connection with the sale of variable annuities. UILIC seeks injunctive and monetary relief for alleged improper sales practices in connection with recommendations to certain customers residing in California that they exchange their UILIC variable annuities for variable annuities issued by Nationwide. Waddell & Reed, Inc. and its affiliated companies named in the lawsuit filed a motion to dismiss the case. The motion was denied, but Waddell & Reed, Inc. is contesting its denial. Waddell & Reed, Inc. denies any violation of the California Business and Professions Code and intends to vigorously defend itself in this lawsuit.

ADVERTISING

A "yield" and "effective yield" may be advertised for the GVIT - Gartmore GVIT Money Market Fund: Class I or the W&R Target Funds, Inc. - Money Market Portfolio. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the GVIT - Gartmore GVIT Money Market Fund: Class I's units or the W&R Target Funds, Inc. - Money Market Portfolio's units. Yield is an annualized figure, which means that it is assumed that the GVIT - Gartmore GVIT Money Market Fund: Class I or the W&R Target Funds, Inc. - Money Market Portfolio generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.


Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole.

Market Indexes

The sub-accounts will be compared to certain market indexes. Indexes are provided for comparison purposes only and are not intended to reflect the performance of the sub-accounts. Individuals cannot invest directly in an index.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by financial news magazines and other services and web-sites.

These rating services, publications and web-sites rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

All performance returns are calculated using underlying mutual fund expenses for the period ended December 31, 2002. However, Nationwide generally will provide performance information more frequently. Information related to performance of the sub-accounts is based upon historical earnings and is not intended to predict or project future results.

Standardized Performance

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Assumptions used in calculating standardized returns will include a $1,000 hypothetical initial investment, time periods of one, five and ten years or the time period the fund has been available as an investment option in the variable account, variable account charges of 3.15% (the maximum variable account charges if the most expensive optional benefits are chosen as of December 31, 2002) and a 7 year CDSC schedule. If a fund has been an option in the variable account for less than one year, the returns are not annualized.

Non-Standardized Performance

Nationwide will advertise historical, hypothetical performance of the sub-accounts. Assumptions used in calculating non-standardized performance are similar to that of the standardized returns except the initial investment will be $25,000, the periods shown may reflect time prior to the fund being available as an option in the variable account, charges will include CDSC but may also be advertised without CDSC and variable account charges will be 0.95%. Non-standardized performance advertising will be accompanied by standardized performance information. If a fund has been in existence for less than a year, the returns will not be annualized.

                         SUB-ACCOUNT PERFORMANCE SUMMARY


STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


------------------------------------------------------- -------------- --------------- ------------- --------------
                                                                                       10 Years or
                                                                                        Date Fund
                                                                                        Available      Date Fund
                                                                                          in the     Available in
                                                           1 Year         5 Years        Variable    the Variable
                  Sub-Account Option                     to 12/31/02    to 12/31/02     Account to      Account
                                                                                         12/31/02
------------------------------------------------------- -------------- --------------- ------------- --------------
AIM Variable Insurance Funds, Inc. - AIM V.I.              -24.63%             N/A        -22.26%      11/16/01
Balanced Fund: Series I Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
AIM Variable Insurance Funds, Inc. - AIM V.I. Blue         -32.80%             N/A        -29.97%      11/16/01
Chip Fund: Series I Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
AIM Variable Insurance Funds, Inc. - AIM V.I. Capital      -31.17%             N/A        -26.55%      11/16/01
Appreciation Fund: Series I Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
AIM Variable Insurance Funds, Inc. - AIM V.I. Core         -23.27%             N/A        -21.57%      11/16/01
Equity Fund: Series I Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
AIM Variable Insurance Funds, Inc. - AIM V.I.                  N/A             N/A        -24.10%      05/01/02
International Growth Fund: Series I Shares
------------------------------------------------------ -------------- --------------- ------------- --------------
AIM Variable Insurance Funds, Inc. - AIM V.I. Premier      -36.49%             N/A        -32.85%      11/16/01
Equity Fund: Series I Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
American Century Variable Portfolios, Inc. - American      -26.68%          -4.06%         -3.08%      11/03/97
Century VP Income & Growth Fund: Class I
------------------------------------------------------- -------------- --------------- ------------- --------------
American Century Variable Portfolios, Inc. - American      -27.58%          -5.55%         -5.13%      11/03/97
Century VP International Fund: Class I
------------------------------------------------------- -------------- --------------- ------------- --------------
American Century Variable Portfolios, Inc. - American          N/A             N/A        -25.43%      05/01/02
Century VP International Fund: Class III
------------------------------------------------------- -------------- --------------- ------------- --------------
American Century Variable Portfolios, Inc. - American          N/A             N/A        -26.13%      05/01/02
Century VP Ultra Fund: Class I
------------------------------------------------------- -------------- --------------- ------------- --------------
American Century Variable Portfolios, Inc. - American      -20.60%          -0.09%          0.60%      11/03/97
Century VP Value Fund: Class I
------------------------------------------------------- -------------- --------------- ------------- --------------
BB&T Variable Insurance Funds - BB&T Capital               -27.25%             N/A       -21.63%       11/16/01
Appreciation Fund
------------------------------------------------------- -------------- --------------- ------------- --------------
BB&T Variable Insurance Funds - BB&T Capital Manager       -28.38%             N/A       -24.66%       11/16/01
Aggressive Growth Fund
------------------------------------------------------- -------------- --------------- ------------- --------------
BB&T Variable Insurance Funds - BB&T Growth and            -26.93%             N/A       -23.45%       11/16/01
Income Fund
------------------------------------------------------- -------------- --------------- ------------- --------------
BB&T Variable Insurance Funds - BB&T Large Company         -36.68%             N/A       -31.84%       11/16/01
Growth Fund
------------------------------------------------------- -------------- --------------- ------------- --------------
Credit Suisse Trust - Global Post-Venture Capital          -40.00%         -11.38%       -11.22%       11/03/97
Portfolio
------------------------------------------------------- -------------- --------------- ------------- --------------
Credit Suisse Trust - International Focus Portfolio        -27.16%          -9.30%        -9.91%       11/03/97
------------------------------------------------------- -------------- --------------- ------------- --------------
Credit Suisse Trust - Large Cap Value Portfolio            -30.04%          -3.71%        -2.80%       11/03/97
------------------------------------------------------- -------------- --------------- ------------- --------------
Dreyfus Investment Portfolios - Small Cap Stock Index          N/A             N/A       -29.43%       05/01/02
Portfolio: Service Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
The Dreyfus Socially Responsible Growth Fund, Inc.:        -35.31%          -7.48%        -6.86%       11/03/97
Initial Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
Dreyfus Stock Index Fund, Inc.: Initial Shares             -29.38%          -4.69%        -3.83%       11/03/97
------------------------------------------------------- -------------- --------------- ------------- --------------
Dreyfus Variable Investment Fund - Appreciation            -24.29%          -2.20%        -1.55%       11/03/97
Portfolio: Initial Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
Dreyfus Variable Investment Fund - Developing Leaders      -26.46%             N/A       -19.70%       11/16/01
Portfolio: Initial Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
Dreyfus Variable Investment Fund - International           -20.25%             N/A       -18.09%       11/16/01
Value Portfolio: Initial Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA Blue       -29.09%             N/A       -22.35%       06/01/00
Chip Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA            -29.51%             N/A       -15.60%       06/01/00
Capital Growth Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------



------------------------------------------------------- -------------- --------------- ------------- --------------
                                                                                       10 Years or
                                                                                        Date Fund
                                                                                        Available      Date Fund
                                                                                          in the     Available in
                                                           1 Year         5 Years        Variable    the Variable
                  Sub-Account Option                     to 12/31/02    to 12/31/02     Account to      Account
                                                                                         12/31/02
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA            -29.46%             N/A       -20.80%       06/01/00
Equity Index Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA            -17.94%             N/A       -13.08%       06/01/00
Foundation Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA Fund:      -29.25%             N/A       -23.12%       06/01/00
Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA            -27.48%             N/A       -18.81%       06/01/00
Global Leaders Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA            -23.11%             N/A       -14.46%       06/01/00
Growth and Income Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA            -18.66%             N/A       -15.57%       06/01/00
International Growth Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA            -33.20%             N/A       -22.57%       06/01/00
Masters Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA Omega      -32.09%             N/A       -27.21%       06/01/00
Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA Small      -20.58%             N/A         1.89%       06/01/00
Cap Value Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA            -33.72%             N/A       -21.03%       06/01/00
Special Equity Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA              5.59%             N/A         4.47%       06/01/00
Strategic Income Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Federated Insurance Series - Federated Quality Bond         -0.44%             N/A         2.63%       05/03/99
Fund II: Primary Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
Fidelity VIP Equity-Income Portfolio: Service Class        -24.54%          -3.63%        -2.69%       11/03/97
------------------------------------------------------- -------------- --------------- ------------- --------------
Fidelity VIP Growth Portfolio: Service Class               -36.43%          -4.28%        -4.00%       11/03/97
------------------------------------------------------- -------------- --------------- ------------- --------------
Fidelity VIP High Income Portfolio: Service Class           -5.95%          -9.68%        -9.09%       11/03/97
------------------------------------------------------- -------------- --------------- ------------- --------------
Fidelity VIP Overseas Portfolio: Service Class             -27.56%          -7.71%        -7.56%       11/03/97
------------------------------------------------------- -------------- --------------- ------------- --------------
Fidelity VIP Overseas Portfolio: Service Class R               N/A             N/A       -28.32%       05/01/02
------------------------------------------------------- -------------- --------------- ------------- --------------
Fidelity VIP II Contrafund(R)Portfolio: Service Class       -17.72%          -0.37%        -0.34%       11/03/97
------------------------------------------------------- -------------- --------------- ------------- --------------
Fidelity VIP III Growth Opportunities Portfolio:           -28.97%          -9.98%        -8.92%       11/03/97
Service Class
------------------------------------------------------- -------------- --------------- ------------- --------------
Fidelity VIP III Value Strategies Portfolio: Service           N/A             N/A       -30.94%       05/01/02
Class
------------------------------------------------------- -------------- --------------- ------------- --------------
Financial Investors Variable Insurance Trust - First       -26.01%             N/A       -14.43%       09/04/01
Horizon Capital Appreciation Portfolio
------------------------------------------------------- -------------- --------------- ------------- --------------
Financial Investors Variable Insurance Trust - First       -32.75%             N/A       -24.82%       09/04/01
Horizon Growth & Income Portfolio
------------------------------------------------------- -------------- --------------- ------------- --------------
Franklin Templeton Variable Insurance Products Trust           N/A             N/A       -27.10%       05/01/02
- Templeton Foreign Securities Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Comstock GVIT Value Fund: Class I                     -31.88%          -7.98%        -7.36%       11/03/97
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Dreyfus GVIT Mid Cap Index Fund: Class I              -23.02%           1.24%         1.19%       11/03/97
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Federated GVIT High Income Bond Fund: Class I          -6.32%          -2.41%        -1.83%       11/03/97
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Emerging Markets Fund: Class I          -22.95%             N/A       -19.27%       10/02/00
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Emerging Markets Fund: Class III            N/A             N/A       -30.37%       05/01/02
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Global Financial Services Fund:             N/A             N/A       -18.78%       01/25/02
Class III
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Global Health Sciences Fund: Class          N/A             N/A       -22.20%       01/25/02
III
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Global Technology and                   -47.77%             N/A       -53.59%       10/02/00
Communications Fund: Class I

------------------------------------------------------- -------------- --------------- ------------- --------------



------------------------------------------------------- -------------- --------------- ------------- --------------
                                                                                       10 Years or
                                                                                        Date Fund
                                                                                        Available      Date Fund
                                                                                          in the     Available in
                                                           1 Year         5 Years        Variable    the Variable
                  Sub-Account Option                     to 12/31/02    to 12/31/02     Account to      Account
                                                                                         12/31/02
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Global Technology and                       N/A             N/A       -33.86%       05/01/02
Communications Fund: Class III
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Global Utilities Fund: Class III            N/A             N/A       -26.84%       01/25/02
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Government Bond Fund: Class I             1.19%           3.33%         3.60%       11/03/97
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Growth Fund: Class I                    -35.10%         -15.88%       -14.75%       11/03/97
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT International Growth Fund: Class I      -30.94%             N/A       -30.34%       10/02/00
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT International Growth Fund: Class            N/A             N/A       -27.98%       05/01/02
III
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Investor Destinations Conservative       -8.87%             N/A        -8.33%       12/21/01
Fund
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Investor Destinations Moderately        -12.97%             N/A       -12.18%       12/21/01
Conservative Fund
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Investor Destinations Moderate Fund     -17.88%             N/A       -16.93%       12/21/01
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Investor Destinations Moderately        -22.37%             N/A       -21.08%       12/21/01
Aggressive Fund
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Investor Destinations Aggressive        -25.89%             N/A       -24.50%       12/21/01
Fund
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Mid Cap Growth Fund: Class I            -42.57%          -8.33%        -7.64%       11/03/97
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Money Market Fund: Class I               -8.14%           0.24%         0.47%       10/31/97
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Nationwide(R)Fund: Class I               -24.86%          -5.82%        -5.11%       11/03/97
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Nationwide Leaders Fund: Class III          N/A             N/A       -15.91%       01/25/02
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III         N/A             N/A       -30.88%       01/25/02
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Worldwide Leaders Fund: Class I         -32.10%          -8.53%        -8.01%       11/03/97
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT GVIT Small Cap Growth Fund: Class I                   -39.22%             N/A        -3.77%       05/03/99
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT GVIT Small Cap Value Fund: Class I                    -33.70%           1.19%         0.89%       11/03/97
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT GVIT Small Company Fund: Class I                      -24.84%           0.10%        -0.58%       11/03/97
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT J.P. Morgan GVIT Balanced Fund: Class I               -20.32%          -5.48%        -4.98%       11/03/97
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Nationwide(R)GVIT Strategic Value Fund: Class I        -32.07%          -9.05%        -8.43%       11/03/97
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Turner GVIT Growth Focus Fund: Class I                -47.84%             N/A       -51.25%       10/02/00
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Turner GVIT Growth Focus Fund: Class III                  N/A             N/A       -30.54%       05/01/02
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I        -2.47%           0.24%         0.51%       11/03/97
------------------------------------------------------- -------------- --------------- ------------- --------------
Janus Aspen Series - Capital Appreciation Portfolio:       -23.58%             N/A       -22.78%       01/27/00
Service Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
Janus Aspen Series - Global Technology Portfolio:          -46.10%             N/A       -40.90%       01/27/00
Service Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
Janus Aspen Series - Global Technology Portfolio:              N/A             N/A       -34.17%       05/01/02
Service II Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
Janus Aspen Series - International Growth Portfolio:       -32.43%             N/A       -26.35%       01/27/00
Service Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
Janus Aspen Series - International Growth Portfolio:           N/A             N/A       -28.22%       05/01/02
Service II Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
Neuberger Berman AMT Guardian Portfolio                    -33.06%          -1.85%        -0.75%       11/03/97
------------------------------------------------------- -------------- --------------- ------------- --------------



------------------------------------------------------- -------------- --------------- ------------- --------------
                                                                                       10 Years or
                                                                                        Date Fund
                                                                                        Available      Date Fund
                                                                                          in the     Available in
                                                           1 Year         5 Years        Variable    the Variable
                  Sub-Account Option                     to 12/31/02    to 12/31/02     Account to      Account
                                                                                         12/31/02
------------------------------------------------------- -------------- --------------- ------------- --------------
Neuberger Berman AMT Mid-Cap Growth Portfolio: Class I     -35.66%          -2.80%         0.43%       11/03/97
------------------------------------------------------- -------------- --------------- ------------- --------------
Neuberger Berman AMT Partners Portfolio                    -30.98%          -7.33%        -6.78%       11/03/97
------------------------------------------------------- -------------- --------------- ------------- --------------
Oppenheimer Variable Account Funds - Oppenheimer           -34.26%          -5.66%        -6.26%       11/03/97
Aggressive Growth Fund/VA: Initial Class
------------------------------------------------------- -------------- --------------- ------------- --------------
Oppenheimer Variable Account Funds - Oppenheimer           -33.43%          -1.64%        -1.81%       11/03/97
Capital Appreciation Fund/VA: Initial Class
------------------------------------------------------- -------------- --------------- ------------- --------------
Oppenheimer Variable Account Funds - Oppenheimer           -29.17%             N/A       -18.83%       05/01/00
Global Securities Fund/VA: Initial Class
------------------------------------------------------- -------------- --------------- ------------- --------------
Oppenheimer Variable Account Funds - Oppenheimer Main      -26.16%          -6.95%        -6.18%       11/03/97
Street(R)Fund/VA: Initial Class
------------------------------------------------------- -------------- --------------- ------------- --------------
Strong Opportunity Fund II, Inc.: Investor Class           -33.39%             N/A       -17.09%       05/01/00
------------------------------------------------------- -------------- --------------- ------------- --------------
The Universal Institutional Funds, Inc. - Emerging          -0.52%           0.43%         1.35%       11/03/97
Markets Debt Portfolio: Class I
------------------------------------------------------- -------------- --------------- ------------- --------------
The Universal Institutional Funds, Inc. -                      N/A             N/A       -24.68%       05/01/02
International Magnum Portfolio: Class I
------------------------------------------------------- -------------- --------------- ------------- --------------
The Universal Institutional Funds, Inc. - Mid Cap          -37.30%             N/A       -31.06%       05/01/00
Growth Portfolio: Class I
------------------------------------------------------- -------------- --------------- ------------- --------------
The Universal Institutional Funds, Inc. - U.S. Real         -9.94%             N/A         0.12%       09/21/00
Estate Portfolio: Class I
------------------------------------------------------- -------------- --------------- ------------- --------------
Van Eck Worldwide Insurance Trust - Worldwide              -11.85%          -9.65%       -11.46%       11/03/97
Emerging Markets Fund
------------------------------------------------------- -------------- --------------- ------------- --------------
Van Eck Worldwide Insurance Trust - Worldwide Hard         -11.78%          -7.80%        -9.38%       11/03/97
Assets Fund
------------------------------------------------------- -------------- --------------- ------------- --------------
Victory Variable Insurance Funds - Diversified Stock       -30.35%             N/A       -11.28%       07/01/99
Fund: Class A
------------------------------------------------------- -------------- --------------- ------------- --------------
Victory Variable Insurance Funds - Small Company           -13.87%             N/A        -2.51%       07/01/99
Opportunity Fund: Class A
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - Asset Strategy Portfolio           -6.27%             N/A        -7.22%       12/01/00
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - Balanced Portfolio                -16.81%             N/A       -11.13%       12/01/00
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - Bond Portfolio                     -0.75%             N/A         3.19%       12/01/00
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - Core Equity Portfolio             -28.72%             N/A       -21.41%       12/01/00
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - Growth Portfolio                  -28.42%             N/A       -21.36%       12/01/00
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - High Income Portfolio             -11.05%             N/A        -2.18%       12/01/00
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - International Portfolio           -25.58%             N/A       -23.39%       12/01/00
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - Limited-Term Bond Portfolio        -4.19%             N/A         1.87%       12/01/00
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - Money Market Portfolio             -8.20%             N/A        -3.32%       12/01/00
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - Science and Technology            -30.84%             N/A       -23.18%       12/01/00
Portfolio
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - Small Cap Portfolio               -28.86%             N/A       -16.54%       12/01/00
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - Value Portfolio                   -20.67%             N/A       -13.03%       05/01/01
------------------------------------------------------- -------------- --------------- ------------- --------------


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN WITH CDSC



------------------------------------------------------- -------------- --------------- ------------- --------------
                                                                                       10 Years to
                                                           1 Year         5 Years      12/31/02 or     Date Fund
                  Sub-Account Option                     to 12/31/02    to 12/31/02    Life of Fund    Effective
------------------------------------------------------- -------------- --------------- ------------- --------------
AIM Variable Insurance Funds, Inc., Inc. - AIM V.I.        -22.94%             N/A        -2.82%       05/01/98
Balanced Fund: Series I Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
AIM Variable Insurance Funds, Inc., Inc. - AIM V.I.        -31.28%             N/A       -21.14%       12/29/99
Blue Chip Fund: Series I Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
AIM Variable Insurance Funds, Inc., Inc. - AIM V.I.        -29.62%          -3.88%         6.31%       05/05/93
Capital Appreciation Fund: Series I Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
AIM Variable Insurance Funds, Inc., Inc. - AIM V.I.        -21.54%          -2.59%         6.84%       05/02/94
Core Equity Fund: Series I Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
AIM Variable Insurance Funds, Inc., Inc. - AIM V.I.        -21.62%          -4.81%         3.27%       05/05/93
International Growth Fund: Series I Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
AIM Variable Insurance Funds, Inc., Inc. - AIM V.I.        -35.06%          -3.81%         6.82%       05/05/93
Premier Equity Fund: Series I Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
American Century Variable Portfolios, Inc. - American      -25.03%          -1.89%        -0.24%       10/30/97
Century VP Income & Growth Fund: Class I
------------------------------------------------------- -------------- --------------- ------------- --------------
American Century Variable Portfolios, Inc. - American      -25.95%          -3.42%         2.29%       05/02/94
Century VP International Fund: Class I
------------------------------------------------------- -------------- --------------- ------------- --------------
American Century Variable Portfolios, Inc. - American      -25.95%          -3.42%         2.30%       05/02/94
Century VP International Fund: Class III
------------------------------------------------------- -------------- --------------- ------------- --------------
American Century Variable Portfolios Inc. - American       -28.11%             N/A       -20.57%       05/01/01
Century VP Ultra Fund: Class I
------------------------------------------------------- -------------- --------------- ------------- --------------
American Century Variable Portfolios, Inc. - American      -18.81%           2.25%         7.20%       05/01/96
Century VP Value Fund: Class I
------------------------------------------------------- -------------- --------------- ------------- --------------
BB&T Variable Insurance Funds - BB&T Capital               -25.61%             N/A       -17.36%       10/15/01
Appreciation Fund
------------------------------------------------------- -------------- --------------- ------------- --------------
BB&T Variable Insurance Funds - BB&T Capital Manager       -26.76%             N/A       -21.40%       05/01/01
Aggressive Growth Fund
------------------------------------------------------- -------------- --------------- ------------- --------------
BB&T Variable Insurance Funds - BB&T Growth and            -25.28%          -2.64%         0.97%       06/03/97
Income Fund
------------------------------------------------------- -------------- --------------- ------------- --------------
BB&T Variable Insurance Funds - BB&T Large Company         -35.25%             N/A       -25.59%       10/15/01
Growth Fund
------------------------------------------------------- -------------- --------------- ------------- --------------
Credit Suisse Trust - Global Post-Venture Capital          -38.65%          -9.38%        -6.00%       09/30/96
Portfolio
------------------------------------------------------- -------------- --------------- ------------- --------------
Credit Suisse Trust - International Focus Portfolio        -25.52%          -7.25%        -2.92%       06/30/95
------------------------------------------------------- -------------- --------------- ------------- --------------
Credit Suisse Trust - Large Cap Value Portfolio            -28.46%          -1.53%        -0.60%       10/31/97
------------------------------------------------------- -------------- --------------- ------------- --------------
Dreyfus Investment Portfolios - Small Cap Stock Index          N/A             N/A       -28.38%       05/01/02
Portfolio: Service Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
The Dreyfus Socially Responsible Growth Fund, Inc.:        -33.85%          -5.39%         6.06%       10/06/93
Initial Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
Dreyfus Stock Index Fund, Inc.: Initial Shares             -27.78%          -2.54%         7.89%       09/29/89
------------------------------------------------------- -------------- --------------- ------------- --------------
Dreyfus Variable Investment Fund - Appreciation            -22.58%           0.05%         9.14%       04/05/93
Portfolio: Initial Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
Dreyfus Variable Investment Fund - Developing Leaders      -24.80%          -1.22%        11.49%       08/31/90
Portfolio: Initial Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
Dreyfus Variable Investment Fund - International           -18.45%          -1.27%         0.85%       04/30/96
Value Portfolio: Initial Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA Blue       -27.49%             N/A       -20.53%       04/27/00
Chip Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA            -27.92%             N/A        -3.40%       03/03/98
Capital Growth Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------



------------------------------------------------------- -------------- --------------- ------------- --------------
                                                                                       10 Years to
                                                           1 Year         5 Years      12/31/02 or     Date Fund
                  Sub-Account Option                     to 12/31/02    to 12/31/02    Life of Fund    Effective
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA            -27.87%             N/A       -11.79%       09/29/99
Equity Index Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA            -16.09%          -2.44%         4.02%       03/01/96
Foundation Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA Fund:      -27.65%          -7.48%         0.98%       03/01/96
Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA            -25.85%          -2.98%        -1.13%       02/28/97
Global Leaders Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA            -21.38%          -3.28%         4.64%       03/01/96
Growth and Income Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA            -16.83%             N/A        -4.04%       08/17/98
International Growth Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA            -31.69%             N/A        -8.54%       01/29/99
Masters Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA Omega      -30.56%          -1.63%         0.42%       02/28/97
Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA Small      -18.79%             N/A         5.10%       05/01/98
Cap Value Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA            -32.22%             N/A       -11.34%       09/29/99
Special Equity Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA              8.13%           3.96%         4.31%       03/03/97
Strategic Income Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Federated Insurance Series - Federated Quality Bond          1.97%             N/A         4.79%       04/22/99
Fund II: Primary Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
Fidelity VIP Equity-Income Portfolio:  Service Class       -22.84%          -1.45%         8.69%       10/09/86
------------------------------------------------------- -------------- --------------- ------------- --------------
Fidelity VIP Growth Portfolio:  Service Class              -35.00%          -2.12%         7.35%       10/09/86
------------------------------------------------------- -------------- --------------- ------------- --------------
Fidelity VIP High Income Portfolio:  Service Class          -3.67%          -7.64%         2.44%       09/19/85
------------------------------------------------------- -------------- --------------- ------------- --------------
Fidelity VIP Overseas Portfolio:  Service Class            -25.92%          -5.63%         3.64%       01/28/87
------------------------------------------------------- -------------- --------------- ------------- --------------
Fidelity VIP Overseas Portfolio: Service Class R           -25.87%          -5.60%         3.67%       01/28/87
------------------------------------------------------- -------------- --------------- ------------- --------------
Fidelity VIP II Contrafund(R)Portfolio:  Service Class      -15.87%           1.98%        11.14%       01/03/95
------------------------------------------------------- -------------- --------------- ------------- --------------
Fidelity VIP III Growth Opportunities Portfolio:           -27.37%          -7.95%         3.87%       01/03/95
Service Class
------------------------------------------------------- -------------- --------------- ------------- --------------
Fidelity VIP III Value Strategies Portfolio: Service           N/A             N/A       -26.43%       02/20/02
Class
------------------------------------------------------- -------------- --------------- ------------- --------------
Financial Investors Variable Insurance Trust - First       -24.34%             N/A       -13.45%       08/20/01
Horizon Capital Appreciation Portfolio
------------------------------------------------------- -------------- --------------- ------------- --------------
Financial Investors Variable Insurance Trust - First       -31.24%             N/A       -23.84%       08/20/01
Horizon Growth & Income Portfolio
------------------------------------------------------- -------------- --------------- ------------- --------------
Franklin Templeton Variable Insurance Products Trust       -24.14%          -3.53%         6.89%       05/01/92
- Templeton Foreign Securities Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Comstock GVIT Value Fund: Class I                     -30.35%          -5.90%        -5.26%       10/31/97
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Dreyfus GVIT Mid Cap Index Fund: Class I              -21.28%           3.61%         3.54%       10/31/97
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Federated GVIT High Income Bond Fund: Class I          -4.06%           0.18%         0.42%       10/31/97
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Emerging Markets Fund: Class I          -21.21%             N/A       -21.90%       08/30/00
------------------------------------------------------- -------------- --------------- ------------- --------------



------------------------------------------------------- -------------- --------------- ------------- --------------
                                                                                       10 Years to
                                                           1 Year         5 Years      12/31/02 or     Date Fund
                  Sub-Account Option                     to 12/31/02    to 12/31/02    Life of Fund    Effective
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Emerging Markets Fund: Class III        -21.17%             N/A       -21.89%       08/30/00
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Global Financial Services Fund:         -17.69%             N/A       -17.57%       12/28/01
Class III
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Global Health Sciences Fund: Class      -24.81%             N/A       -12.99%       12/29/00
III
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Global Technology and                   -46.59%             N/A       -44.25%       06/30/00
Communications Fund: Class I
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Global Technology and                   -46.14%             N/A       -44.08%       06/30/00
Communications Fund: Class III
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Global Utilities Fund: Class III        -30.08%             N/A       -29.90%       12/28/01
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Government Bond Fund: Class I             3.63%           5.75%         6.34%       11/08/82
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Growth Fund: Class I                    -33.64%         -13.99%         1.00%       04/15/92
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT International Growth Fund: Class I      -29.39%             N/A       -29.94%       08/30/00
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT International Growth Fund: Class        -29.24%             N/A       -29.89%       08/30/00
III
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Investor Destinations Conservative       -6.81%             N/A        -6.23%       12/12/01
Fund
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Investor Destinations Moderately        -11.01%             N/A        -9.99%       12/12/01
Conservative Fund
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Investor Destinations Moderate Fund     -16.02%             N/A       -14.67%       12/12/01
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Investor Destinations Moderately        -20.62%             N/A       -18.91%       12/12/01
Aggressive Fund
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Investor Destinations Aggressive        -24.22%             N/A       -22.28%       12/12/01
Fund
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Mid Cap Growth Fund: Class I            -41.28%          -6.26%        -5.54%       10/31/97
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Money Market Fund: Class I               -6.04%           2.56%         3.37%       11/10/81
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Nationwide(R)Fund: Class I               -23.17%          -3.70%         6.45%       11/08/82
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Nationwide Leaders Fund: Class III      -12.51%             N/A       -12.52%       12/31/01
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class         -28.91%             N/A       -28.93%       12/31/01
III
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Worldwide Leaders Fund: Class I         -30.57%          -6.47%        -5.92%       10/31/97
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT GVIT Small Cap Growth Fund: Class I                   -37.85%             N/A        -1.60%       05/03/99
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT GVIT Small Cap Value Fund: Class I                    -32.21%           3.57%         3.23%       10/31/97
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT GVIT Small Company Fund: Class I                      -23.15%           2.45%         9.18%       10/23/95
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT J.P. Morgan GVIT Balanced Fund: Class I               -18.53%          -3.34%        -2.82%       10/31/97
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Nationwide(R)GVIT Strategic Value Fund: Class I        -30.54%          -6.99%        -6.35%       10/31/97
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Turner GVIT Growth Focus Fund: Class I                -46.66%             N/A       -47.77%       06/30/00
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Turner GVIT Growth Focus Fund: Class III               46.17%             N/A       -47.59%       06/30/00
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I        -0.11%           2.59%         2.84%       10/31/97
------------------------------------------------------- -------------- --------------- ------------- --------------
Janus Aspen Series - Capital Appreciation Portfolio:       -21.86%           5.37%         9.26%       05/01/97
Service Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
Janus Aspen Series - Global Technology Portfolio:          -44.89%             N/A       -39.32%       01/08/00
Service Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
Janus Aspen Series - Global Technology Portfolio:          -44.89%             N/A           N/A*      01/18/00
Service II Shares
------------------------------------------------------- -------------- --------------- ------------- --------------



------------------------------------------------------- -------------- --------------- ------------- --------------
                                                                                       10 Years to
                                                           1 Year         5 Years      12/31/02 or     Date Fund
                  Sub-Account Option                     to 12/31/02    to 12/31/02    Life of Fund    Effective
------------------------------------------------------- -------------- --------------- ------------- --------------
Janus Aspen Series - International Growth Portfolio:       -30.91%          -1.61%         7.15%       05/02/94
Service Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
Janus Aspen Series - International Growth Portfolio:       -30.69%           1.65%         7.12%       05/02/94
Service II Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
Neuberger Berman AMT Guardian Portfolio                    -31.55%           0.42%         1.56%       11/03/97
------------------------------------------------------- -------------- --------------- ------------- --------------
Neuberger Berman AMT Mid-Cap Growth Portfolio: Class I     -34.21%          -0.59%         2.77%       11/03/97
------------------------------------------------------- -------------- --------------- ------------- --------------
Neuberger Berman AMT Partners Portfolio                    -29.42%          -5.24%         6.46%       03/22/94
------------------------------------------------------- -------------- --------------- ------------- --------------
Oppenheimer Variable Account Funds - Oppenheimer           -32.78%          -3.52%         5.64%       08/15/86
Aggressive Growth Fund/VA: Initial Class
------------------------------------------------------- -------------- --------------- ------------- --------------
Oppenheimer Variable Account Funds - Oppenheimer           -31.93%           0.64%         9.11%       04/03/85
Capital Appreciation Fund/VA: Initial Class
------------------------------------------------------- -------------- --------------- ------------- --------------
Oppenheimer Variable Account Funds - Oppenheimer           -27.57%           3.80%        10.85%       11/12/90
Global Securities Fund/VA: Initial Class
------------------------------------------------------- -------------- --------------- ------------- --------------
Oppenheimer Variable Account Funds - Oppenheimer Main      -24.50%          -4.84%         7.65%       07/05/95
Street(R)Fund/VA: Initial Class
------------------------------------------------------- -------------- --------------- ------------- --------------
Strong Opportunity Fund II, Inc.: Investor Class:          -31.89%           1.19%         9.72%       05/08/92
Investor Class
------------------------------------------------------- -------------- --------------- ------------- --------------
The Universal Institutional Funds, Inc. - Emerging           1.88%           2.79%         2.70%       06/16/97
Markets Debt Portfolio: Class I
------------------------------------------------------- -------------- --------------- ------------- --------------
The Universal Institutional Funds Inc. -                   -22.67%          -5.90%        -3.83%       01/02/97
International Magnum Portfolio: Class I: Class I
------------------------------------------------------- -------------- --------------- ------------- --------------
The Universal Institutional Funds, Inc. - Mid Cap          -35.89%             N/A       -15.64%       10/18/99
Growth Portfolio: Class I
------------------------------------------------------- -------------- --------------- ------------- --------------
The Universal Institutional Funds, Inc. - U.S. Real         -7.91%           2.72%         5.33%       03/03/97
Estate Portfolio: Class I
------------------------------------------------------- -------------- --------------- ------------- --------------
Van Eck Worldwide Insurance Trust - Worldwide               -9.86%          -7.61%        -3.85%       12/21/95
Emerging Markets Fund
------------------------------------------------------- -------------- --------------- ------------- --------------
Van Eck Worldwide Insurance Trust - Worldwide Hard          -9.79%          -5.72%         4.06%       09/01/89
Assets Fund
------------------------------------------------------- -------------- --------------- ------------- --------------
Victory Variable Insurance Funds - Diversified Stock       -28.78%             N/A        -9.28%       07/01/99
Fund: Class A
------------------------------------------------------- -------------- --------------- ------------- --------------
Victory Variable Insurance Funds - Small Company           -11.93%             N/A        -0.25%       07/01/99
Opportunity Fund: Class A
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - Asset Strategy Portfolio           -4.00%           7.47%         7.67%       05/01/95
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - Balanced Portfolio                -14.93%           0.34%         6.01%       05/03/94
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - Bond Portfolio                      1.64%           4.76%         6.00%       07/13/87
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - Core Equity Portfolio             -27.11%          -1.80%         7.61%       07/16/91
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - Growth Portfolio                  -26.80%           1.54%         8.92%       07/13/87
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - High Income Portfolio              -9.05%          -1.17%         4.97%       07/13/87
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - International Portfolio           -23.91%          -0.17%         4.25%       05/03/94
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - Limited-Term Bond Portfolio        -1.87%           4.72%         5.50%       05/03/94
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - Money Market Portfolio             -6.12%           2.40%         3.23%       07/13/87
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - Science and Technology            -29.28%          14.69%        15.66%       04/04/97
Portfolio
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - Small Cap Portfolio               -27.26%           0.90%        10.56%       05/03/94
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - Value Portfolio                   -18.88%             N/A       -11.07%       05/01/01
------------------------------------------------------- -------------- --------------- ------------- --------------


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN WITHOUT CDSC



------------------------------------------------------- -------------- --------------- ------------- --------------
                                                                                       10 Years to
                                                           1 Year         5 Years      12/31/02 or     Date Fund
                  Sub-Account Option                     to 12/31/02    to 12/31/02    Life of Fund    Effective
------------------------------------------------------- -------------- --------------- ------------- --------------
AIM Variable Insurance Funds, Inc., Inc. - AIM V.I.       -17.89%             N/A        -2.06%       05/01/98
Balanced Fund: Series I Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
AIM Variable Insurance Funds, Inc., Inc. - AIM V.I.       -26.86%             N/A       -20.06%       12/29/99
Blue Chip Fund: Series I Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
AIM Variable Insurance Funds, Inc., Inc. - AIM V.I.       -25.08%          -3.19%         6.31%       05/05/93
Capital Appreciation Fund: Series I Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
AIM Variable Insurance Funds, Inc., Inc. - AIM V.I.       -16.39%          -1.88%         6.84%       05/02/94
Core Equity Fund: Series I Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
AIM Variable Insurance Funds, Inc., Inc. - AIM V.I.       -16.48%          -4.12%         3.27%       05/05/93
International Growth Fund: Series I Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
AIM Variable Insurance Funds, Inc., Inc. - AIM V.I.       -30.92%          -3.12%         6.82%       05/05/93
Premier Equity Fund: Series I Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
American Century Variable Portfolios, Inc. - American     -20.14%          -1.17%         0.28%       10/30/97
Century VP Income & Growth Fund: Class I
------------------------------------------------------- -------------- --------------- ------------- --------------
American Century Variable Portfolios, Inc. - American     -21.13%           2.72%         2.29%       05/02/94
Century VP International Fund: Class I
------------------------------------------------------- -------------- --------------- ------------- --------------
American Century Variable Portfolios Inc. - American      -21.13%          -2.72%         2.30%       05/02/94
Century VP International Fund: Class III
------------------------------------------------------- -------------- --------------- ------------- --------------
American Century Variable Portfolios Inc. - American      -23.45%             N/A       -17.55%       05/01/01
Century VP Ultra Fund: Class I
------------------------------------------------------- -------------- --------------- ------------- --------------
American Century Variable Portfolios, Inc. - American     -13.45%           2.91%         7.38%       05/01/96
Century VP Value Fund: Class I
------------------------------------------------------- -------------- --------------- ------------- --------------
BB&T Variable Insurance Funds - BB&T Capital              -20.76%             N/A       -12.89%       10/15/01
Appreciation Fund
------------------------------------------------------- -------------- --------------- ------------- --------------
BB&T Variable Insurance Funds - BB&T Capital Manager      -22.00%             N/A       -18.42%       05/01/01
Aggressive Growth Fund
------------------------------------------------------- -------------- --------------- ------------- --------------
BB&T Variable Insurance Funds - BB&T Growth and           -20.41%          -1.93%         1.43%       06/03/97
Income Fund
------------------------------------------------------- -------------- --------------- ------------- --------------
BB&T Variable Insurance Funds - BB&T Large Company        -31.13%             N/A       -21.65%       10/15/01
Growth Fund
------------------------------------------------------- -------------- --------------- ------------- --------------
Credit Suisse Trust - Global Post-Venture Capital         -34.78%          -8.76%        -5.74%       09/30/96
Portfolio
------------------------------------------------------- -------------- --------------- ------------- --------------
Credit Suisse Trust - International Focus Portfolio       -20.67%          -6.60%        -2.92%       06/30/95
------------------------------------------------------- -------------- --------------- ------------- --------------
Credit Suisse Trust - Large Cap Value Portfolio           -23.83%          -0.81%        -0.08%       10/31/97
------------------------------------------------------- -------------- --------------- ------------- --------------
Dreyfus Investment Portfolios - Small Cap Stock Index         N/A             N/A       -23.74%       05/01/02
Portfolio: Service Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
The Dreyfus Socially Responsible Growth Fund, Inc.:       -29.62%          -4.72%         6.06%       10/06/93
Initial Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
Dreyfus Stock Index Fund, Inc.: Initial Shares            -23.10%          -1.83%         7.89%       09/29/89
------------------------------------------------------- -------------- --------------- ------------- --------------
Dreyfus Variable Investment Fund - Appreciation           -17.51%           0.76%         9.14%       04/05/93
Portfolio: Initial Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
Dreyfus Variable Investment Fund - Developing Leaders     -19.89%          -0.50%        11.49%       08/31/90
Portfolio: Initial Shares
------------------------------------------------------- -------------- --------------- ------------- --------------



------------------------------------------------------- -------------- --------------- ------------- --------------
                                                                                       10 Years to
                                                           1 Year         5 Years      12/31/02 or     Date Fund
                  Sub-Account Option                     to 12/31/02    to 12/31/02    Life of Fund    Effective
------------------------------------------------------- -------------- --------------- ------------- --------------
Dreyfus Variable Investment Fund - International          -13.06%          -0.55%         1.10%       04/30/96
Value Portfolio: Initial Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA Blue      -22.79%             N/A       -19.02%       04/27/00
Chip Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA           -23.25%             N/A        -2.68%       03/03/98
Capital Growth Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA           -23.20%             N/A       -10.59%       09/29/99
Equity Index Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA            -10.52%          -1.73%         4.22%       03/01/96
Foundation Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA            -22.96%          -6.83%         1.23%       03/01/96
Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA            -21.02%          -2.28%        -0.66%       02/28/97
Global Leaders Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA            -16.21%          -2.58%         4.84%       03/01/96
Growth and Income Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA            -11.32%             N/A        -3.24%       08/17/98
International Growth Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA            -27.30%             N/A        -7.50%       01/29/99
Masters Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA Omega      -26.09%          -0.91%         0.87%       02/28/97
Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA Small      -13.43%             N/A         5.74%       05/01/98
Cap Value Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA            -27.87%             N/A       -10.13%       09/29/99
Special Equity Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Evergreen Variable Annuity Trust - Evergreen VA             14.43%           4.57%         4.69%       03/03/97
Strategic Income Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
Federated Insurance Series - Federated Quality Bond          8.27%             N/A         5.85%       04/22/99
Fund II: Primary Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
Fidelity VIP Equity-Income Portfolio:  Service Class       -17.79%          -0.73%         8.69%       10/09/86
------------------------------------------------------- -------------- --------------- ------------- --------------
Fidelity VIP Growth Portfolio:  Service Class              -30.86%          -1.41%         7.35%       10/09/86
------------------------------------------------------- -------------- --------------- ------------- --------------
Fidelity VIP High Income Portfolio:  Service Class           2.63%          -7.00%         2.44%       09/19/85
------------------------------------------------------- -------------- --------------- ------------- --------------
Fidelity VIP Overseas Portfolio:  Service Class            -21.10%          -4.95%         3.64%       01/28/87
------------------------------------------------------- -------------- --------------- ------------- --------------
Fidelity VIP Overseas Portfolio: Service Class R           -21.04%          -4.93%         3.67%       01/28/87
------------------------------------------------------- -------------- --------------- ------------- --------------
Fidelity VIP II Contrafund(R)Portfolio:  Service Class      -10.29%           2.63%        11.14%       01/03/95
------------------------------------------------------- -------------- --------------- ------------- --------------
Fidelity VIP III Growth Opportunities Portfolio:           -22.66%          -7.31%         3.87%       01/03/95
Service Class
------------------------------------------------------- -------------- --------------- ------------- --------------
Fidelity VIP III Value Strategies Portfolio: Service           N/A             N/A       -21.65%       02/20/02
Class
------------------------------------------------------- -------------- --------------- ------------- --------------
Financial Investors Variable Insurance Trust - First       -19.40%             N/A        -9.29%       08/20/01
Horizon Capital Appreciation Portfolio
------------------------------------------------------- -------------- --------------- ------------- --------------
Financial Investors Variable Insurance Trust - First       -26.81%             N/A       -20.27%       08/20/01
Horizon Growth & Income Portfolio
------------------------------------------------------- -------------- --------------- ------------- --------------
Franklin Templeton Variable Insurance Products Trust       -19.18%          -2.83%         6.89%       05/01/92
- Templeton Foreign Securities Fund: Class 1
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Comstock GVIT Value Fund: Class I                     -25.86%          -5.23%        -4.77%       10/31/97
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Dreyfus GVIT Mid Cap Index Fund: Class I              -16.11%           4.23%         3.99%       10/31/97
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Federated GVIT High Income Bond Fund: Class I           2.24%           0.54%         0.93%       10/31/97
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Emerging Markets Fund: Class I          -16.04%             N/A       -20.17%       08/30/00
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Emerging Markets Fund: Class III        -15.99%             N/A       -20.16%       08/30/00
------------------------------------------------------- -------------- --------------- ------------- --------------



------------------------------------------------------- -------------- --------------- ------------- --------------
                                                                                       10 Years to
                                                           1 Year         5 Years      12/31/02 or     Date Fund
                  Sub-Account Option                     to 12/31/02    to 12/31/02    Life of Fund    Effective
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Global Financial Services Fund:         -12.25%             N/A       -12.16%       12/28/01
Class III
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Global Health Sciences Fund: Class      -19.90%             N/A       -10.20%       12/29/00
III
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Global Technology and                   -43.33%             N/A       -43.45%       06/30/00
Communications Fund: Class I
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Global Technology and                   -42.84%             N/A       -43.28%       06/30/00
Communications Fund: Class III
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Global Utilities Fund: Class III         -25.57%             N/A       -25.41%       12/28/01
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Government Bond Fund: Class I              9.93%           6.32%         6.34%       11/08/82
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Growth Fund: Class I                     -29.40%         -13.43%         1.00%       04/15/92
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT International Growth Fund: Class I       -24.83%             N/A       -28.49%       08/30/00
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT International Growth Fund: Class         -24.67%             N/A       -28.43%       08/30/00
III
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Investor Destinations Conservative        -0.55%             N/A        -0.25%       12/12/01
Fund
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Investor Destinations Moderately          -5.06%             N/A        -4.28%       12/12/01
Conservative Fund
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Investor Destinations Moderate Fund      -10.46%             N/A        -9.29%       12/12/01
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Investor Destinations Moderately         -15.40%             N/A       -13.83%       12/12/01
Aggressive Fund
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Investor Destinations Aggressive         -19.27%             N/A       -17.44%       12/12/01
Fund
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Mid Cap Growth Fund: Class I             -37.61%          -5.60%        -5.05%       10/31/97
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Money Market Fund: Class I                 0.26%           3.20%         3.37%       11/10/81
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Nationwide(R)Fund: Class I                -18.14%          -3.00%         6.45%       11/08/82
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Nationwide Leaders Fund: Class III        -6.68%             N/A        -6.68%       12/31/01
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class          -24.32%             N/A       -24.33%       12/31/01
III
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Gartmore GVIT Worldwide Leaders Fund: Class I          -26.10%          -5.80%        -5.44%       10/31/97
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT GVIT Small Cap Growth Fund: Class I                    -33.92%             N/A        -0.35%       05/03/99
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT GVIT Small Cap Value Fund: Class I                     -27.86%           4.18%         3.69%       10/31/97
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT GVIT Small Company Fund: Class I                       -18.11%           3.10%         9.18%       10/23/95
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT J.P. Morgan GVIT Balanced Fund: Class I                -13.15%          -2.64%        -2.31%       10/31/97
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Nationwide(R)GVIT Strategic Value Fund: Class I         -26.07%          -6.34%        -5.87%       10/31/97
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Turner GVIT Growth Focus Fund: Class I                 -43.40%             N/A       -47.12%       06/30/00
------------------------------------------------------- -------------- --------------- ------------- --------------



------------------------------------------------------- -------------- --------------- ------------- --------------
                                                                                       10 Years to
                                                           1 Year         5 Years      12/31/02 or     Date Fund
                  Sub-Account Option                     to 12/31/02    to 12/31/02    Life of Fund    Effective
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Turner GVIT Growth Focus Fund: Class III               -42.87%             N/A       -46.94%       06/30/00
------------------------------------------------------- -------------- --------------- ------------- --------------
GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I          6.19%           3.23%         3.30%       10/31/97
------------------------------------------------------- -------------- --------------- ------------- --------------
Janus Aspen Series - Capital Appreciation Portfolio:        -16.73%           5.94%         9.58%       05/01/97
Service Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
Janus Aspen Series - Global Technology Portfolio:           -41.49%             N/A       -38.59%       01/08/00
Service Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
Janus Aspen Series - Global Technology Portfolio:           -41.49%             N/A           N/A*      01/18/00
Service II Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
Janus Aspen Series - International Growth Portfolio:        -26.46%          -0.89%         7.15%       05/02/94
Service Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
Janus Aspen Series - International Growth Portfolio:        -26.22%          -0.93%         7.12%       05/02/94
Service II Shares
------------------------------------------------------- -------------- --------------- ------------- --------------
Neuberger Berman AMT Guardian Portfolio                     -27.15%           1.11%         2.05%       11/03/97
------------------------------------------------------- -------------- --------------- ------------- --------------
Neuberger Berman AMT Mid-Cap Growth Portfolio: Class I      -30.01%           0.14%         3.23%       11/03/97
------------------------------------------------------- -------------- --------------- ------------- --------------
Neuberger Berman AMT Partners Portfolio                     -24.86%          -4.56%         6.46%       03/22/94
------------------------------------------------------- -------------- --------------- ------------- --------------
Oppenheimer Variable Account Funds - Oppenheimer            -28.48%          -2.83%         5.64%       08/15/86
Aggressive Growth Fund/VA: Initial Class
------------------------------------------------------- -------------- --------------- ------------- --------------
Oppenheimer Variable Account Funds - Oppenheimer            -27.55%           1.33%         9.11%       04/03/85
Capital Appreciation Fund/VA: Initial Class
------------------------------------------------------- -------------- --------------- ------------- --------------
Oppenheimer Variable Account Funds - Oppenheimer            -22.88%           4.41%        10.85%       11/12/90
Global Securities Fund/VA: Initial Class
------------------------------------------------------- -------------- --------------- ------------- --------------
Oppenheimer Variable Account Funds - Oppenheimer Main       -19.57%          -4.16%         7.65%       07/05/95
Street(R)Fund/VA: Initial Class
------------------------------------------------------- -------------- --------------- ------------- --------------
Strong Opportunity Fund II, Inc.: Investor Class:           -27.51%           1.87%         9.72%       05/08/92
Investor Class
------------------------------------------------------- -------------- --------------- ------------- --------------
The Universal Institutional Funds, Inc. - Emerging            8.18%           3.42%         3.13%       06/16/97
Markets Debt Portfolio: Class I
------------------------------------------------------- -------------- --------------- ------------- --------------
The Universal Institutional Funds Inc. -                    -17.60%          -5.23%        -3.40%       01/02/97
International Magnum Portfolio: Class I: Class I
------------------------------------------------------- -------------- --------------- ------------- --------------
The Universal Institutional Funds, Inc. - Mid Cap           -31.81%             N/A       -14.51%       10/18/99
Growth Portfolio: Class I
------------------------------------------------------- -------------- --------------- ------------- --------------
The Universal Institutional Funds, Inc. - U.S. Real           1.73%           3.36%         5.69%       03/03/97
Estate Portfolio: Class I
------------------------------------------------------- -------------- --------------- ------------- --------------
Van Eck Worldwide Insurance Trust - Worldwide                -3.82%          -6.96%        -3.85%       12/21/95
Emerging Markets Fund
------------------------------------------------------- -------------- --------------- ------------- --------------
Van Eck Worldwide Insurance Trust - Worldwide Hard           -3.76%          -5.04%         4.06%       09/01/89
Assets Fund
------------------------------------------------------- -------------- --------------- ------------- --------------
Victory Variable Insurance Funds - Diversified Stock        -24.17%             N/A        -8.13%       07/01/99
Fund: Class A
------------------------------------------------------- -------------- --------------- ------------- --------------
Victory Variable Insurance Funds - Small Company             -6.05%             N/A         1.02%       07/01/99
Opportunity Fund: Class A
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - Asset Strategy Portfolio             2.30%           8.00%         7.67%       05/01/95
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - Balanced Portfolio                  -9.28%           1.04%         6.01%       05/03/94
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - Bond Portfolio                       7.94%           5.35%         6.00%       07/13/87
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - Core Equity Portfolio              -22.38%          -1.08%         7.61%       07/16/91
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - Growth Portfolio                   -22.05%           2.21%         8.92%       07/13/87
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - High Income Portfolio               -2.95%          -0.44%         4.97%       07/13/87
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - International Portfolio            -18.93%           0.54%         4.25%       05/03/94
------------------------------------------------------- -------------- --------------- ------------- --------------



------------------------------------------------------- -------------- --------------- ------------- --------------
                                                                                       10 Years to
                                                           1 Year         5 Years      12/31/02 or     Date Fund
                  Sub-Account Option                     to 12/31/02    to 12/31/02    Life of Fund    Effective
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - Limited-Term Bond Portfolio          4.43%           5.31%         5.50%       05/03/94
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - Money Market Portfolio               0.18%           3.05%         3.23%       07/13/87
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - Science and Technology             -24.71%          15.11%        15.89%       04/04/97
Portfolio
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - Small Cap Portfolio                -22.53%           1.59%        10.56%       05/03/94
------------------------------------------------------- -------------- --------------- ------------- --------------
W&R Target Funds, Inc. - Value Portfolio                    -13.53%             N/A        -7.59%       05/01/01
------------------------------------------------------- -------------- --------------- ------------- --------------



* Historical performance information is not available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no sub-account performance is available.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                            PAGE

General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................2
Underwriters...................................................................2
Calculations of Performance....................................................2
Condensed Financial Information................................................3
Annuity Payments...............................................................3
Financial Statements.........................................................470

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Total Underlying Mutual Fund Annual Operating Expenses are expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses.


Please refer to the prospectus for each underlying mutual fund for more detailed information


AIM VARIABLE INSURANCE FUNDS, INC., INC. - AIM V.I. BALANCED FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            The highest total return possible that is consistent with the preservation of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.17%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS, INC., INC. - AIM V.I. BLUE CHIP FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of a capital with a secondary objective of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.18%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS, INC., INC. - AIM V.I. CAPITAL APPRECIATION FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.85%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


AIM VARIABLE INSURANCE FUNDS, INC., INC. - AIM V.I. CORE EQUITY FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.78%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS, INC., INC. - AIM V.I. INTERNATIONAL GROWTH FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.09%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS, INC., INC. - AIM V.I. PREMIER EQUITY FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital with a secondary objective of income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.85%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.70%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.30%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.32%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.95%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.76%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

BB&T VARIABLE INSURANCE FUNDS - BB&T CAPITAL APPRECIATION FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              BB&T Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.62%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.23%. The investment adviser may discontinue the reimbursements and waivers at any time.

BB&T VARIABLE INSURANCE FUNDS - BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              BB&T Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.74%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 0.64%. The investment adviser may discontinue the reimbursements and waivers at any time.


BB&T VARIABLE INSURANCE FUNDS - BB&T GROWTH AND INCOME FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              BB&T Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth, current income or both.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.13%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 0.84%. The investment adviser may discontinue the reimbursements and waivers at any time.

BB&T VARIABLE INSURANCE FUNDS - BB&T LARGE COMPANY GROWTH FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              BB&T Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.71%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.31%. The investment adviser may discontinue the reimbursements and waivers at any time.

CREDIT SUISSE TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.71%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.40%. The investment adviser may discontinue the reimbursements and waivers at any time.

CREDIT SUISSE TRUST - INTERNATIONAL FOCUS PORTFOLIO
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.42%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
This underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.35%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.00%. The investment adviser may discontinue the reimbursements and waivers at any time.

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P Small Cap 600 Index.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.60%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.27%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.78%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - DEVELOPING LEADERS PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximum capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.81%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - INTERNATIONAL VALUE PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.47%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.40%. The reimbursements and waivers are guaranteed to remain in effect until
December 31, 2003.

EVERGREEN VARIABLE ANNUITY TRUST - EVERGREEN VA BLUE CHIP FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Evergreen Investment Management Company, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.22%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 0.98%. The investment adviser may discontinue the reimbursements and waivers at any time.

EVERGREEN VARIABLE ANNUITY TRUST - EVERGREEN VA CAPITAL GROWTH FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Evergreen Investment Management Company, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.02%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



EVERGREEN VARIABLE ANNUITY TRUST - EVERGREEN VA EQUITY INDEX FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Evergreen Investment Management Company, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Price and yield performance similar to the S&P 500 Index.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.67%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 0.30%. The investment adviser may discontinue the reimbursements and waivers at any time.

EVERGREEN VARIABLE ANNUITY TRUST - EVERGREEN VA FOUNDATION FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Evergreen Investment Management Company, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.91%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

EVERGREEN VARIABLE ANNUITY TRUST - EVERGREEN VA FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Evergreen Investment Management Company, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.98%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

EVERGREEN VARIABLE ANNUITY TRUST - EVERGREEN VA GLOBAL LEADERS FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Evergreen Investment Management Company, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.18%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.00%. The investment adviser may discontinue the reimbursements and waivers at any time.

EVERGREEN VARIABLE ANNUITY TRUST - EVERGREEN VA GROWTH AND INCOME FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Evergreen Investment Management Company, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.93%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

EVERGREEN VARIABLE ANNUITY TRUST - EVERGREEN VA INTERNATIONAL GROWTH FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Evergreen Investment Management Company, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital and modest income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.39%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.00%. The investment adviser may discontinue the reimbursements and waivers at any time.

EVERGREEN VARIABLE ANNUITY TRUST - EVERGREEN VA MASTERS FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Evergreen Investment Management Company, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.18%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.00%. The investment adviser may discontinue the reimbursements and waivers at any time.


EVERGREEN VARIABLE ANNUITY TRUST - EVERGREEN VA OMEGA FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Evergreen Investment Management Company, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.70%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

EVERGREEN VARIABLE ANNUITY TRUST - EVERGREEN VA SMALL CAP VALUE FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Evergreen Investment Management Company, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.13%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.00%. The investment adviser may discontinue the reimbursements and waivers at any time.

EVERGREEN VARIABLE ANNUITY TRUST - EVERGREEN VA SPECIAL EQUITY FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Evergreen Investment Management Company, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.18%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.03%. The investment adviser may discontinue the reimbursements and waivers at any time.

EVERGREEN VARIABLE ANNUITY TRUST - EVERGREEN VA STRATEGIC INCOME FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Evergreen Investment Management Company, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income and capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.79%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.23%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 0.70%. The investment adviser may discontinue the reimbursements and waivers at any time.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.77%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.01%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.78%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.64%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
This underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.52%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.10%. The investment adviser may discontinue the reimbursements and waivers at any time.


FINANCIAL INVESTORS VARIABLE INSURANCE TRUST - FIRST HORIZON CAPITAL APPRECIATION PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              First Tennessee Bank National Association
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-Adviser:                                     Highland Capital Management Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     4.27%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.30%. The reimbursements and waivers are guaranteed to remain in effect until
December 31, 2003.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST - FIRST HORIZON GROWTH & INCOME PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              First Tennessee Bank National Association
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-Adviser:                                     Highland Capital Management Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximum current total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     3.07%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.10%. The reimbursements and waivers are guaranteed to remain in effect until December 31, 2003.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, Inc
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.90%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 0.88%. The reimbursements and waivers are guaranteed to remain in effect until December 31, 2003.

GARTMORE VARIABLE INSURANCE TRUST - COMSTOCK GVIT VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.11%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.01%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

*Underlying mutual fund annual expenses are estimated.


GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.75%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Counseling
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.98%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.41%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The underlying mutual fund operates under an expense cap of 1.41%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.46%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *The underlying mutual fund operates under an expense cap of 1.46%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.33%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus). *The underlying mutual fund operates under an expense cap of 1.33%. The expense cap is guaranteed to remain in effect until July 1, 2003.


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.27%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *The underlying mutual fund operates under an expense cap of 1.27%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND
COMMUNICATIONS FUND: CLASS I This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.39%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.38%. The reimbursements and waivers are guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.41%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.40%. The reimbursements and waivers are guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.15%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus). *The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.11%. The reimbursements and waivers are guaranteed to remain in effect until July 1, 2003.


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.73%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.85%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.33%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.30%. The reimbursements and waivers are guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.43%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus). *The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.40%. The reimbursements and waivers are guaranteed to remain in effect until July 1, 2003.



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.  The Fund invests in a
FUND                                                            target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, growth of capital.  The Fund invests in a target
CONSERVATIVE FUND                                               allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S.
                                                                stocks, 10% international stocks, 35% bonds, and 25% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS MODERATE FUND                                      and income.  The Fund invests in a target allocation mix of 30%
                                                                large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATELY                                         capital, but also income.  The Fund invests in a target allocation
AGGRESSIVE FUND                                                 mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5%
                                                                short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS AGGRESSIVE                                         capital.  The Fund invests in a target allocation mix of 40% large
FUND                                                            cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------


*The underlying mutual funds operate under an expense cap of 0.56%. The expense cap is guaranteed to remain in effect until May 1, 2003. The Investor Destination Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expense of the Investor Destination Funds, a contract owner will be indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.16%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.62%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.84%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.16%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.13%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *The underlying mutual fund operates under an expense cap of 1.13%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.32%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------




GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.32%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *Underlying mutual fund annual expenses are estimated.

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.35%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.11%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.18%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - NATIONWIDE GVIT STRATEGIC VALUE FUND: CLASS I
This underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.16%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.00%. The investment adviser may discontinue the reimbursements and waivers at any time.

GARTMORE VARIABLE INSURANCE TRUST - TURNER GVIT GROWTH FOCUS FUND: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Turner Investment Partners, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.05%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The underlying mutual fund operates under an expense cap of 1.05%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - TURNER GVIT GROWTH FOCUS FUND: CLASS III
This underlying mutual fund is available only to contracts issued prior to
January 25, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Turner Investment Partners, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.07%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *The underlying mutual fund operates under an expense cap of 1.07%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.02%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.92%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.97%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.04%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.99%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.01%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

JANUS ASPEN SERIES - RISK-MANAGED LARGE CAP CORE PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC; sub-adviser, Enhanced Investment Technologies, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.34%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GUARDIAN PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.98%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.76%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.95%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT PARTNERS PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.91%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.68%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.66%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.69%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.38%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.09%. The investment adviser may discontinue the reimbursements and waivers at any time.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.22%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - INTERNATIONAL MAGNUM PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.39%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.15%. The investment adviser may discontinue the reimbursements and waivers at any time.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP GROWTH PORTFOLIO: CLASS I
This underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.28%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.05%. The investment adviser may discontinue the reimbursements and waivers at any time.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.12%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.10%. The investment adviser may discontinue the reimbursements and waivers at any time.


VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND
This underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.36%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, excluding interest expense, total underlying mutual fund annual operating expenses are 1.30%. The investment adviser may discontinue the reimbursements and waivers at any time.

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND
This underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.23%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, excluding interest expense, total underlying mutual fund annual operating expenses are 1.20%. The investment adviser may discontinue the reimbursements and waivers at any time.

VICTORY VARIABLE INSURANCE FUNDS - DIVERSIFIED STOCK FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Victory Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.68%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.50%. The reimbursements and waivers are guaranteed to remain in effect until
April 30, 2004. Underlying mutual fund annual expenses are estimated.

VICTORY VARIABLE INSURANCE FUNDS - SMALL COMPANY OPPORTUNITY FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Victory Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     3.35%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.50%. The reimbursements and waivers are guaranteed to remain in effect until April 30, 2004. Underlying mutual fund annual expenses are estimated.

W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.04%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income with a secondary goal of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.01%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - BOND PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable return with emphasis on preservation of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.83%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.99%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.99%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - HIGH INCOME PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income with secondary goal of capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.95%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - INTERNATIONAL PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation and goal of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.30%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - LIMITED-TERM BOND PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.87%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 0.69%. The investment adviser may discontinue the reimbursements and waivers at any time.

W&R TARGET FUNDS, INC. - MONEY MARKET PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.75%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.17%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - SMALL CAP PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.15%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - VALUE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.04%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


APPENDIX B: CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 0.95%) and contracts with all optional benefits available on December 31, 2002 (the maximum variable account charge of 3.15%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be contained in the Statement of Additional Information FREE OF CHARGE by:

                           CALLING:   1-800-848-6331, TDD 1-800-238-3035
                           WRITING:   Nationwide Life Insurance Company
                                      One Nationwide Plaza, RR1-04-F4
                                      Columbus, Ohio 43215
                           CHECKING ON-LINE AT:      www.bestofamerica.com
--------------------------------------------------------------------------------


                   NO OPTIONAL BENEFITS ELECTED (TOTAL 0.95%)

   (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance          10.029632           8.235548           -17.89%                 9,145         2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.029632             0.30%                     0         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance          10.003747           7.316405           -26.86%                 6,799         2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.003747             0.04%                     0         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance          10.306554           7.722120           -25.08%                 2,546         2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.306554             3.07%                     0         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance           9.948963           8.318791           -16.39%                   318         2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           9.948963            -0.51%                     0         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance          10.000000           8.208210           -17.92%                     0         2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance          10.097856           6.975369           -30.92%                 5,832         2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.097856             0.98%                     0         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century                12.289665           9.814828           -20.14%             6,377,032         2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.539187          12.289665            -9.23%             7,038,530         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                15.291612          13.539187           -11.46%             7,018,117         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.081019          15.291612            16.90%             5,320,425         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.409767          13.081019            25.66%             2,097,666         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.409767             4.10%                20,646         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century                11.143861           8.789250           -21.13%             4,884,295         2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                15.886136          11.143861           -29.85%             6,836,811         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                19.282175          15.886136           -17.61%             7,422,625         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.866841          19.282175            62.49%             5,138,722         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.088106          11.866841            17.63%             2,651,670         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.088106             0.88%                39,079         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century                10.000000           8.063541           -19.36%             1,167,737         2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century                10.000000           7.987225           -20.13%                79,386         2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century                13.728674          11.882018           -13.45%             8,706,954         2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                12.285793          13.728674            11.74%             7,058,645         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.498316          12.285793            17.03%             3,301,779         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.689857          10.498316            -1.79%             1,971,574         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.296896          10.689857             3.82%             1,219,884         1998

-------------------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.296896             2.97%                57,340         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance         10.488163           8.310650           -20.76%                24,080         2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.488163             4.88%                     0         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance         10.190488           7.948282           -22.00%                 8,489         2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.190488             1.90%                     0         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance         10.168487           8.093319           -20.41%                39,162         2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.168487             1.68%                     0         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance         10.302170           7.094799           -31.13%                10,621         2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.302170             3.02%                     0         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -            9.553561           6.230502           -34.78%               355,633         2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.516337           9.553561           -29.32%               532,495         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                16.833540          13.516337           -19.71%               664,992         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.394476          16.833540            61.95%               753,471         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.852750          10.394476             5.50%               397,541         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           9.852750            -1.47%                 8,875         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -            8.472446           6.721516           -20.67%               774,988         2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.005780           8.472446           -23.02%             1,117,390         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                14.993656          11.005780           -26.60%             1,280,898         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.865775          14.993656            51.98%             1,574,730         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.454794           9.865775             4.35%               975,805         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           9.454794            -5.45%               266,818         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -           13.077460           9.961544           -23.83%               697,377         2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.079940          13.077460            -0.02%               822,031         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                12.124398          13.079940             7.88%               808,299         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.521372          12.124398             5.23%               826,064         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.373620          11.521372            11.06%               702,417         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.373620             3.74%                13,398         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment              10.000000           7.626313           -23.74%               253,906         2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially            11.349542           7.987645           -29.62%             5,328,865         2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                14.800297          11.349542           -23.32%             6,628,561         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                16.794438          14.800297           -11.87%               425,730         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.034607          16.794438            28.84%             4,588,496         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.171132          13.034607            28.15%             1,586,203         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.171132             1.71%                41,603         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index             12.265220           9.431842           -23.10%            32,543,566         2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                14.101205          12.265220           -13.02%            35,512,451         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                15.692141          14.101205           -10.14%            36,569,247         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.135997          15.692141            19.46%            29,064,270         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.343734          13.135997            26.99%            13,389,246         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.343734             3.44%               387,437         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable                12.901502          10.642941           -17.51%             4,821,716         2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                14.363060          12.901502           -10.18%             5,172,648         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                14.595134          14.363060            -1.59%             5,495,982         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.220513          14.595134            10.40%             5,518,293         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.249990          13.220513            28.98%             2,590,407         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.249990             2.50%                59,606         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable                10.664159           8.542795           -19.89%                 1,876            2002
Investment Fund -
Developing Leaders
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.664159             6.64%                     0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable                10.049505           8.736895           -13.06%                   124            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.049505             0.50%                     0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance             11.478449          12.427549             8.27%             7,863,778         2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.729245          11.478449             6.98%             5,032,718         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.806807          10.729245             9.41%             1,638,098         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           9.806807            -1.93%               347,680         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP                    12.123397           9.967020           -17.79%            18,534,617         2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                12.896641          12.123397            -6.00%            18,264,333         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                12.021290          12.896641             7.28%            15,756,237         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.422130          12.021290             5.25%            14,617,298         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.338433          11.422130            10.48%             9,062,065         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.338433             3.88%               277,274         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth             13.517575           9.345645           -30.86%            17,097,622         2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                16.588646          13.517575           -18.51%            20,422,678         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                18.830990          16.588646           -11.91%            21,776,437         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.848033          18.830990            35.98%            15,207,362         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.030842          13.848033            38.05%             4,170,789         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.030842             0.31%               116,824         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High                6.864641           7.045440             2.63%             9,076,687         2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 7.866679           6.864641           -12.74%             9,831,409         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.262325           7.866679           -23.34%             9,388,222         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.586675          10.262325             7.05%             9,053,822         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.126638           9.586675            -5.33%             6,089,908         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.126638             1.27%               205,072         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas            9.735184           7.680997           -21.10%             3,152,328         2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                12.485012           9.735184           -22.03%             4,161,991         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                15.589761          12.485012           -19.92%             4,123,737         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.047878          15.589761            41.11%             3,033,012         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.902344          11.047878            11.57%             1,388,856         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           9.902344            -0.98%                62,522         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas           10.000000           7.747856           -22.52%               726,014         2002
Portfolio: Service
Class R - Q/NQ

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II                 12.636709          11.336946           -10.29%            15,001,342         2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                14.558242          12.636709           -13.20%            15,629,153         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                15.755094          14.558242            -7.60%            16,830,929         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                12.812355          15.755094            22.97%            13,447,724         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.954885          12.812355            28.70%             5,839,973         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           9.954885            -0.45%               231,858         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth          9.201903           7.116855           -22.66%             4,846,275         2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.858509           9.201903           -15.26%             5,952,156         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.235715          10.858509           -17.96%             7,163,757         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                12.826216          13.235715             3.19%             7,531,248         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.400464          12.826216            23.32%             4,035,262         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.400464             4.00%               140,753         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value          10.000000           7.461630           -25.38%               234,553         2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors             11.088140           8.937198           -19.40%                 2,748         2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          11.088140            10.88%                   539         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors             10.273079           7.518632           -26.81%                13,438         2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.273079             2.73%                 4,144         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton              10.000000           7.881371           -21.19%                     0         2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT              10.476789           7.767974           -25.86%             1,157,864         2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                12.041215          10.476789           -12.99%             1,292,289         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.600816          12.041215           -11.47%             1,349,271         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.588459          13.600816            17.37%               943,926         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.161693          11.588459            14.04%               576,925         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.161693             1.62%                38,169         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid           14.589867          12.239605           -16.11%             4,053,421         2002
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                14.925432          14.589867            -2.25%             3,380,236         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.078919          14.925432            14.12%             1,946,950         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.919701          13.078919            19.77%               554,181         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.949100          10.919701             9.76%               355,668         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           9.949100            -0.51%                 8,862         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT             10.258387          10.488660             2.24%             3,829,969         2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.938283          10.258387             3.22%             3,187,673         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.938415           9.938283            -9.14%             2,338,128         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.701912          10.938415             2.21%             2,207,614         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.212505          10.701912             4.79%             1,359,204         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.212505             2.13%                48,707         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT               8.162972           6.853997           -16.04%               215,319         2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 8.692251           8.162972            -6.09%               122,397         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           8.692251           -13.08%                 4,778         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              10.000000           7.523761           -24.76%               166,114         2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              10.000000           8.841677           -11.58%               114,271         2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              10.000000           8.465900           -15.34%               238,287         2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT               3.405832           1.930212           -43.33%               409,418         2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 6.003728           3.405832           -43.27%               654,321         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           6.003728           -39.96%               273,699         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              10.000000           7.143608           -28.56%               205,745         2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              10.000000           7.956800           -20.43%                25,519         2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              12.533031          13.777493             9.93%            22,330,243         2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.797971          12.533031             6.23%            16,523,905         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.583479          11.797971            11.48%            12,064,797         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.941842          10.583479            -3.28%            11,399,244         1999

-------------------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.143182          10.941842             7.87%             6,734,614         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------

                                10.000000          10.143182             1.43%               205,716         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT               7.152671           5.049848           -29.40%             7,281,145         2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.049026           7.152671           -28.82%             9,040,540         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.808913          10.049026           -27.23%            11,687,235         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.369463          13.808913             3.29%            13,477,152         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.385596          13.369463            28.73%             8,897,790         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.385596             3.86%               150,657         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT               6.521536           4.902449           -24.83%                67,062         2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.228501           6.521536           -29.33%                69,796         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           9.228501            -7.71%                   906         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              10.000000           7.785605           -22.14%                31,496         2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              10.000000           9.961441            -0.39%               981,020         2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              10.000000           9.557034            -4.43%             1,218,823         2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              10.000000           9.059272            -9.41%             2,892,694         2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              10.000000           8.610682           -13.89%               905,810         2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              10.000000           8.257845           -17.42%               211,483         2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid          12.263081           7.650345           -37.61%             2,384,523         2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                17.766242          12.263081           -30.98%             3,062,779         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                21.195607          17.766242           -16.18%             3,465,292         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.582258          21.195607            83.00%             2,183,476         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.204129          11.582258            13.51%               488,769         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.204129             2.04%                21,892         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              11.756760          11.786146             0.25%            24,651,649         2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.457292          11.756760             2.61%            25,930,743         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.909142          11.457292             5.02%            16,687,257         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.504509          10.909142             3.85%            16,274,387         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.074129          10.504509             4.27%            10,403,509         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.074129             0.74%               737,584         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              10.745186           8.796082           -18.14%            18,383,389         2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                12.303050          10.745186           -12.66%            20,883,168         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                12.689484          12.303050            -3.05%            21,604,237         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.979444          12.689484             5.93%            21,177,608         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.242940          11.979444            16.95%            13,831,346         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.242940             2.43%               379,933         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              10.000000           9.156690            -8.43%               126,652         2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.         10.000000           7.512774           -24.87%               139,418         2002
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              10.137325           7.491588           -26.10%             1,160,291         2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                12.606419          10.137325           -19.59%             1,429,764         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                14.515197          12.606419           -13.15%             1,556,485         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.921445          14.515197            21.76%             1,252,462         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.102208          11.921445            18.01%               679,266         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.102208             1.02%                28,786         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap             14.938890           9.871212           -33.92%             1,723,390         2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                16.916678          14.938890           -11.69%             1,719,080         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                20.372476          16.916678           -16.96%             1,026,407         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          20.372476           103.72%               292,996         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.01%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap             16.714543          12.058558           -27.86%             7,962,445         2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.155704          16.714543            27.05%             8,369,240         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.943543          13.155704            10.15%             4,814,143         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.432351          11.943543            26.62%             3,199,322         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.823904           9.432351            -3.99%             1,933,320         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           9.823904            -1.76%                71,786         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company         13.675678          11.198342           -18.11%             6,667,153         2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                14.799910          13.675678            -7.60%             7,007,434         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.720318          14.799910             7.87%             6,380,063         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.617964          13.720318            42.65%             3,791,895         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.613184           9.617964             0.05%             2,510,746         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           9.613184            -3.87%                86,736         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P Morgan GVIT            10.202856           8.861586           -13.15%             4,516,114         2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.694236          10.202856            -4.59%             4,630,917         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.834304          10.694236            -1.29%             4,138,035         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.844036          10.834304            -0.09%             3,654,295         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.130674          10.844036             7.04%             1,957,796         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.130674             1.31%                44,525         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT             9.894502           7.315112           -26.07%               720,281         2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.326230           9.894502            -4.18%               908,690         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.687523          10.326230             6.59%               937,667         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.090240           9.687523            -3.99%               852,556         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.147459          10.090240            -0.56%               850,924         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.147459             1.47%                25,735         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth          3.822207           2.163294           -43.40%               261,820         2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 6.329633           3.822207           -39.61%               409,928         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           6.329633           -36.70%               115,377         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth         10.000000           7.505767           -24.94%                44,253         2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT            11.138320          11.827658             6.19%             4,277,313         2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.793620          11.138320             3.19%             4,006,689         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.313452          10.793620             4.66%             3,659,345         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.252876          10.313452             0.59%             2,943,427         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.088793          10.252876             1.63%             1,848,317         1988

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           10.88793             0.89%                55,043         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -             6.320884           5.263552           -16.73%             9,544,525         2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 8.164119           6.320884           -22.58%            11,454,147         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           8.164119           -18.36%             9,411,277         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -             4.050734           2.369918           -41.49%             5,465,944         2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 6.524649           4.050734           -37.92%             8,217,099         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           6.524649           -34.75%             8,158,988         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -            10.000000           7.109777           -28.90%               308,974         2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -             6.219459           4.573528           -26.46%             6,343,194         2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 8.200976           6.219459           -24.16%             8,943,044         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           8.200976           -17.99%             7,884,779         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -            10.000000           7.758658           -22.41%               824,343         2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT            15.240204          11.102807           -27.15%             2,518,130         2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                15.622790          15.240204            -2.45%             2,623,003         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                15.595438          15.622790             0.18%             2,192,932         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.699229          15.595438            13.84%             1,895,804         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.504106          13.699229            30.42%             1,181,196         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.504106             5.04%                14,718         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT            16.835942          11.783165           -30.01%             3,515,602         2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                22.558120          16.835942           -25.37%             4,276,999         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                24.609353          22.558120            -8.34%             4,352,721         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                16.144809          24.609353            52.43%             2,061,773         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.702355          16.144809            37.96%               882,530         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          11.702355            17.02%                52,055         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT            10.678223           8.023166           -24.86%             4,122,416         2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.094953          10.678223            -3.76%             4,749,437         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.122733          11.094953            -0.25%             5,060,822         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.458607          11.122733             6.35%             6,033,798         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.132434          10.458607             3.22%             5,860,893         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.132434             1.32%               939,717         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable            11.548911           8.260023           -28.48%             6,314,119         2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                16.965058          11.548911           -31.93%             7,663,118         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                19.295630          16.965058           -12.08%             8,632,368         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.609896          19.295630            81.86%             3,681,008         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.533314          10.609896            11.29%             1,531,314         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           9.533314            -4.67%                39,292         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable            14.492226          10.498938           -27.55%            10,196,426         2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                16.737106          14.492226           -13.41%            10,486,085         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                16.935851          16.737106            -1.17%             9,380,540         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                12.070167          16.935851            40.31%             4,954,549         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.827325          12.070167            22.82%             2,000,671         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           9.827325            -1.73%                44,167         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable             8.309444           6.408618           -22.88%             6,604,871         2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.537743           8.309444           -12.88%             4,032,466         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           9.537743            -4.62%             1,256,646         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable            10.313313           8.295049           -19.57%            10,184,577         2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.590413          10.313313           -11.02%            10,637,665         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                12.826564          11.590413            -9.64%             9,160,618         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.639805          12.826564            20.55%             5,313,570         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.259486          10.639805             3.71%             2,582,656         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.259486             2.59%                58,403         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund          9.360871           6.785241           -27.51%             4,997,088         2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.814649           9.360871            -4.62%             3,579,910         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           9.814649            -1.85%               752,001         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                   11.403171          12.336461             8.18%             1,152,068         2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.456971          11.403171             9.05%               661,833         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.477539          10.456971            10.33%               638,919         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 7.395794           9.477539            28.15%               388,657         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.425451           7.395794           -29.06%               301,931         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.425451             4.25%                 8,418         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                   10.000000           8.145121           -18.55%                     0         2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                    6.045067           4.121971           -31.81%               362,853         2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 8.634485           6.045067           -29.99%               269,702         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           8.634485           -13.66%               108,847         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                   11.953729          11.746967            -1.73%             4,447,454         2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.987658          11.953729             8.79%             3,233,706         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.561250          10.987658             4.04%             2,318,276         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide                6.389225           6.144858            -3.82%             2,177,354         2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 6.569856           6.389225            -2.75%             2,400,770         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.409292           6.569856           -42.42%             1,926,318         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 5.751082          11.409292            98.38%             1,647,464         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 8.814851           5.751082           -34.76%               497,198         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           8.814851           -11.85%                27,488         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide                7.202559           6.931923            -3.76%               802,424         2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 8.120188           7.202559           -11.30%               468,871         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 7.358645           8.120188            10.35%               466,988         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 6.139717           7.358645            19.85%               415,476         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 8.979477           6.139717           -31.63%               197,748         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           8.979477           -10.21%                17,265         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable                 9.850083           7.469134           -24.17%                70,740         2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.913591           9.850083            -0.64%                52,043         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           9.913591            -0.86%                19,927         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable                10.480284           9.846023            -6.05%                 8,396         2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.282284          10.480284            -7.11%                 3,972         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          11.282284            12.82%                 1,613         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 3.15%)

   (VARIABLE ACCOUNT CHARGES OF 3.15% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.001898           8.030128                -19.71%                   0             2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           10.001898                 0.02%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

AIM Variable Insurance    9.976076            7.133762                -28.49%                   0             2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.976076                 -0.24%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

AIM Variable Insurance    10.278075           7.529378                -26.74%                   0             2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           10.278075                 2.78%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

AIM Variable Insurance    9.921437            8.111226                -18.25%                   0             2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.921437                 -0.79%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

AIM Variable Insurance
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

AIM Variable Insurance    10.069932           6.801204                -32.46%                   0             2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           10.069932                 0.70%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

American Century          9.058768            7.073586                -21.91%                   0             2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.058768                 -9.41%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

American Century          8.002662            6.171352                -22.88%                   0             2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.002662                -19.97%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.943108                -20.57%                   0             2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

American Century          10.000000           7.867938                -21.32%                   0             2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

American Century          10.615761           8.983457                -15.38%                   0             2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           10.615761                 6.16%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

BB&T Variable Insurance   10.459201           8.103243                -22.53%                   0             2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           10.459201                 4.59%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

BB&T Variable Insurance   10.162331           7.749955                -23.74%                   0             2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           10.162331                 1.62%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

BB&T Variable Insurance   10.140378           7.891369                -22.18%                   0             2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           10.140378                 1.40%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

BB&T Variable Insurance   10.273713           6.917690                -32.67%                   0             2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           10.273713                 2.74%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Credit Suisse Trust -     8.180198            5.216075                -36.24%                   0             2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.180198                -18.20%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Credit Suisse Trust -     8.583602            6.658183                -22.43%                   0             2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.583602                -14.16%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Credit Suisse Trust -     9.484497            7.063895                -25.52%                   0             2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.484497                 -5.16%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        10.000000           7.512381                -24.88%                   0             2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
                          ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
                          ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
                          ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

The Dreyfus Socially      8.221207            5.657133                -31.19%                   0             2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.221207                -17.79%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Dreyfus Stock Index       8.937971            6.720257                -24.81%                   0             2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.937971                -10.62%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Dreyfus Variable          9.095399            7.336237                -19.34%                   0             2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.095399                 -9.05%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Dreyfus Variable          10.634739           8.329634                -21.68%                   0             2002
Investment Fund -
Developing Leaders
Portfolio: Initial
Shares

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           10.634739                 6.35%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Dreyfus Variable          10.021706           8.518964                -14.99%                   0             2002
Investment Fund -
International Value
Portfolio:  Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           10.021706                 0.22%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Federated Insurance       10.281007           10.883910                 5.86%                   0             2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           10.281007                 2.81%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Fidelity VIP              9.264880            7.447489                -19.62%                   0             2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.264880                 -7.35%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Fidelity VIP Growth       8.582894            5.801862                -32.40%                   0             2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.582894                -14.17%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High         8.908337            8.939908                  0.35%                   0            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          10.000000           8.908337                -10.92%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

Fidelity VIP Overseas     7.929901            6.117417                -22.86%                   0            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          10.000000           7.929901                -20.70%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

Fidelity VIP Overseas     10.000000           7.632094                -23.68%                   0            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

Fidelity VIP II           9.349930            8.201716                -12.28%                   0            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          10.000000           9.349930                 -6.50%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

Fidelity VIP III Growth   9.029073            6.827790                -24.38%                   0            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          10.000000           9.029073                 -9.71%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

Fidelity VIP III Value    10.000000           7.350153                -26.50%                   0            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

Financial Investors       11.007813           8.674946                -21.19%                   0            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          10.000000           11.007813                10.08%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

Financial Investors       10.198687           7.298034                -28.44%                   0            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          10.000000           10.198687                 1.99%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

Franklin Templeton
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

GVIT Comstock GVIT        8.961585            6.496663                -27.51%                   0            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          10.000000           8.961585                -10.38%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     9.687067            7.945790                -17.98%                   0             2002
Cap Index Fund: Class I
- Q/NQ

                          ------------------- ------------------- ------------------- ------------------- -------------
                          ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.687067                 -3.13%                   0             2001

                          ------------------- ------------------- ------------------- ------------------- -------------
                          ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Federated GVIT       9.789509            9.786954                 -0.03%                   0             2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.789509                 -2.10%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        8.924214            7.326468                -17.90%                   0             2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.924214                -10.76%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        10.000000           7.411310                -25.89%                   0             2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        10.000000           8.658366                -13.42%                   0             2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        10.000000           8.290239                -17.10%                   0             2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        7.878695            4.365602                -44.59%                   0             2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           7.878695                -21.21%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        10.000000           7.036785                -29.63%                   0             2002
Global Technology and
Communications  Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        10.000000           7.791786                -22.08%                   0             2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        10.296099           11.067148                 7.49%                   0             2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           10.296099                 2.96%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.422617            5.814044                -30.97%                   0             2002
Growth Fund: Class I-
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.422617                -15.77%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        7.693857            5.654987                -26.50%                   0             2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           7.693857                -23.06%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        10.000000           7.669296                 -23.31%                0               2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        10.000000           9.755154                  -2.45%                0               2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        10.000000           9.359058                  -6.41%                0               2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        10.000000           8.871535                 -11.28%                0               2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        10.000000           8.432171                 -15.68%                0               2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        10.000000           8.086584                 -19.13%                0               2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT Mid    7.748419            4.726185                -39.00%                   0             2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           7.748419                -22.52%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        9.973350            9.776206                  -1.98%                0               2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.973350                  -0.27%                0               2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -2.21%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        9.174223            7.342994                 -19.96%                0               2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.174223                  -8.26%                0               2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        10.000000           8.966877                 -10.33%                0               2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT U.S.   10.000000           7.356917                -26.43%                   0             2002
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        8.778647            6.343113                 -27.74%                0               2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.778647                 -12.21%                0               2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT GVIT Small Cap       9.550408            6.170106                -35.39%                   0             2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.550408                 -4.50%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT GVIT Small Cap       9.590337            6.764832                -29.46%                   0             2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.590337                 -4.10%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT GVIT Small Company   9.487554            7.596054                -19.94%                   0             2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.487554                 -5.12%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT J.P. Morgan GVIT     9.456128            8.030417                -15.08%                   0             2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.456128                 -5.44%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Nationwide GVIT      9.260457            6.693988                -27.71%                   0             2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.260457                 -7.40%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Turner GVIT Growth   7.812834            4.323394                -44.66%                   0             2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           7.812834                -21.87%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   10.000000           7.393571                -26.06%                   0             2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Van Kampen GVIT      10.103549           10.490622                 3.83%                   0             2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           10.103549                 1.04%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Janus Aspen Series -      8.227861            6.699109                -18.58%                   0             2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.227861                -17.72%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Janus Aspen Series -      7.346686            4.202501                -42.80%                   0             2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           7.346686                -26.53%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Janus Aspen Series -      10.000000           7.003489                -29.97%                   0             2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Janus Aspen Series -      8.230649            5.917785                -28.10%                   0             2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.230649                -17.69%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Janus Aspen Series -      10.000000           7.642759                -23.57%                   0             2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Neuberger Berman AMT      9.209268            6.559823                -28.77%                   0             2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.209268                 -7.91%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Neuberger Berman AMT      8.442108            5.776908                -31.57%                   0             2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.442108                -15.58%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Neuberger Berman AMT      9.389896            6.898149                -26.54%                   0             2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.389896                 -6.10%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.725207            6.101583                -30.07%                   0             2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.725207                -12.75%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Oppenheimer Variable      8.585979            6.081659                -29.17%                   0             2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.585979                -14.14%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Oppenheimer Variable      9.199741            6.937386                -24.59%                   0             2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.199741                 -8.00%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Oppenheimer Variable      9.058214            7.123476                -21.36%                   0             2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.058214                 -9.42%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Strong Opportunity Fund   9.180045            6.506083                -29.13%                   0             2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.180045                 -8.20%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

The Universal             10.776997           11.400104                 5.78%                   0             2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           10.776997                 7.77%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

The Universal
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

The Universal             8.083892            5.389463                -33.33%                   0             2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.083892                -19.16%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             10.604077           10.189140                -3.91%                   0             2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           10.604077                 6.04%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Van Eck Worldwide         9.496033            8.929632                 -5.96%                   0             2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.496033                 -5.04%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Van Eck Worldwide         8.611617            8.103878                 -5.90%                   0             2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.611617                -13.88%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Victory Variable          9.282976            6.882449                -25.86%                   0             2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.282976                 -7.17%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Victory Variable          9.644166            8.859091                 -8.14%                   0             2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.644166                 -3.56%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 0.95%)

   (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

W&R Target Funds, Inc. - Asset  9.258785                   9.471902             2.30%       1,376,357       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.381905                  9.258785           -10.82%         837,616       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.540115                   8.654366            -9.28%       1,418,807       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.240525                  9.540115            -6.84%       1,078,990       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.887834                  7.752610             7.94%       1,546,604       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.228323                 10.887834             6.45%       1,024,483       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.614083                   6.686505           -22.38%       4,658,236       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.220980                  8.614083           -15.72%       3,384,052       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.589350                   6.695716           -22.05%       4,510,709       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.123886                  8.589350           -15.16%       3,185,097       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.896533                 10.574579            -2.95%         863,210       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.076613                 10.896533             8.14%         539,322       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.817619                   6.337656           -18.93%         717,737       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.149762                  7.817619           -22.98%         458,817       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.969252                 11.455458             4.43%         310,845       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.140592                 10.969252             8.17%         104,229       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.303622                 10.321989             0.18%         356,275       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.042070                 10.303622             2.60%         328,055       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.465463                   6.373690           -24.71%       1,319,140       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                9.703241                   8.465463           -12.76%         824,061       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  9.793049                   7.586249           -22.53%       1,582,101       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.082446                  9.793049            -2.87%       1,032,484       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.137650                  8.766516           -13.53%       1,004,512       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.137650             1.38%         556,685       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -0.18%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 3.15%)

   (VARIABLE ACCOUNT CHARGES OF 3.15% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

W&R Target Funds, Inc. - Asset  9.446683                   9.449503             0.03%               0       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  9.446683            -5.53%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.380848                   8.320730           -11.30%               0       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  9.380848            -6.19%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.306156                 10.877728             5.55%               0       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                 10.306156             3.06%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.930828                   6.778107           -24.10%               0       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                  8.930828           -10.69%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.038962                   6.889422           -23.78%               0       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  9.038962            -9.61%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.062256                  9.548056            -5.11%               0       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                 10.062256             0.62%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.229031                   6.522826           -20.73%               0       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                  8.229031           -17.71%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.304868                 10.522652             2.11%               0       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.000000                 10.304868             3.05%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  9.976222                   9.772027            -2.05%               0       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  9.976222            -0.24%               0       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.505245                   6.997328           -26.38%               0       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                  9.505245            -4.95%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  9.736098                   7.374313           -24.26%               0       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                  9.736098            -2.64%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  9.986529                   8.443811           -15.45%               0       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                  9.986529            -0.13%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -2.38%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2003


           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-9


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2003. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.


                                TABLE OF CONTENTS

                                                                            PAGE

General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................2
Underwriters...................................................................2
Calculations of Performance....................................................2
Condensed Financial Information................................................3
Annuity Payments...............................................................3
Financial Statements.........................................................470


GENERAL INFORMATION AND HISTORY


The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $129 billion as of December 31, 2002.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.


The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The financial statements of Nationwide Variable Account -9 and Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

PURCHASE OF SECURITIES BEING OFFERED


The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").


UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2002, 2001 and 2000, no underwriting commissions were paid by Nationwide to NISC.

The contracts, which are offered continuously, are distributed by Security Distributors, Inc., One Security Benefit Place, Topeka, Kansas 66636-0001. During the fiscal years ended December 31, 2002 and 2001, no underwriting commissions have been paid by Nationwide to Security Distributors, Inc.

The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Ave, Overland Park, Kansas 66202. During the fiscal years ended December 31, 2002 and 2001, no underwriting commissions have been paid by Nationwide to Waddell & Reed, Inc.


CALCULATIONS OF PERFORMANCE


Any current yield quotations of the GVIT Gartmore GVIT Money Market Fund: Class I, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The GVIT Gartmore GVIT Money Market Fund: Class I's seven-day current unit value yield for the maximum number of options available as of December 31, 2002 (3.15%) was -2.22%. The GVIT Gartmore GVIT Money Market Fund: Class I's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the GVIT Gartmore GVIT Money Market Fund: Class I. The GVIT Gartmore GVIT Money Market Fund: Class I's seven-day effective yield for the maximum number of options available as of December 31, 2002 (3.15%) was -2.21%.

The GVIT Gartmore GVIT Money Market Fund: Class I's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the GVIT Gartmore GVIT Money Market Fund: Class I determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described in the fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the GVIT Gartmore GVIT Money Market Fund: Class I is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

Any current yield quotations of the W&R Target Funds, Inc. - Money Market Portfolio, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The W&R Target Funds, Inc. - Money Market Portfolio's seven-day current unit value yield for the maximum number of options available as of December 31, 2002 (3.15%) was -2.38%. The W&R Target Funds, Inc. - Money Market Portfolio's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the W&R Target Funds, Inc. - Money Market Portfolio. The W&R Target Funds, Inc. - Money Market Portfolio's seven-day effective yield for the maximum number of options as of December 31, 2002 (3.15%) was -2.38%.

The W&R Target Funds, Inc. - Money Market Portfolio's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the W&R Target Funds, Inc. - Money Market Portfolio determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described in the W&R Target Funds, Inc. - Money Market Portfolio 's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in W&R Target Funds, Inc. - Money Market Portfolio is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.


All performance returns are calculated using underlying mutual fund expenses for the period ended December 31, 2002. However, Nationwide generally will provide performance information more frequently. Information related to performance of the sub-accounts is based upon historical earnings and is not intended to predict or project future results. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

Standardized Performance

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-account's units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.

Assumptions used in calculating standardized returns will include a $1,000 hypothetical initial investment, time periods of one, five and ten years or the time period the fund has been available as an investment option in the variable account, variable account charges of 3.15% (the maximum variable account charges if the most expensive optional benefits are chosen as of December 31, 2002) and a 7 year CDSC schedule. If a fund has been an option in the variable account for less than one year, the returns are not annualized.

Non-Standardized Performance

Nationwide will advertise historical, hypothetical performance of the sub-accounts. Assumptions used in calculating non-standardized performance are similar to that of the standardized returns except the initial investment will be $25,000, the periods shown may reflect time prior to the fund being available as an option in the variable account, charges will include CDSC but may also be advertised without CDSC and variable account charges will be 0.95%. Non-standardized performance advertising will be accompanied by standardized performance information. If a fund has been in existence for less than a year, the returns will not be annualized.



CONDENSED FINANCIAL INFORMATION


The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2002. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit" in the prospectus).


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                         CONDENSED FINANCIAL INFORMATION

   Accumulation unit values for accumulation units outstanding throughout the period.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 0.95%)

   (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance          10.029632           8.235548           -17.89%                 9,145         2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.029632             0.30%                     0         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance          10.003747           7.316405           -26.86%                 6,799         2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.003747             0.04%                     0         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance          10.306554           7.722120           -25.08%                 2,546         2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.306554             3.07%                     0         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance           9.948963           8.318791           -16.39%                   318         2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           9.948963            -0.51%                     0         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance          10.000000           8.208210           -17.92%                     0         2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance          10.097856           6.975369           -30.92%                 5,832         2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.097856             0.98%                     0         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century                12.289665           9.814828           -20.14%             6,377,032         2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.539187          12.289665            -9.23%             7,038,530         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                15.291612          13.539187           -11.46%             7,018,117         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.081019          15.291612            16.90%             5,320,425         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.409767          13.081019            25.66%             2,097,666         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.409767             4.10%                20,646         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century                11.143861           8.789250           -21.13%             4,884,295         2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                15.886136          11.143861           -29.85%             6,836,811         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                19.282175          15.886136           -17.61%             7,422,625         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.866841          19.282175            62.49%             5,138,722         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.088106          11.866841            17.63%             2,651,670         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.088106             0.88%                39,079         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century                10.000000           8.063541           -19.36%             1,167,737         2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century                10.000000           7.987225           -20.13%                79,386         2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century                13.728674          11.882018           -13.45%             8,706,954         2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                12.285793          13.728674            11.74%             7,058,645         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.498316          12.285793            17.03%             3,301,779         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.689857          10.498316            -1.79%             1,971,574         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.296896          10.689857             3.82%             1,219,884         1998

-------------------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.296896             2.97%                57,340         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance         10.488163           8.310650           -20.76%                24,080         2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.488163             4.88%                     0         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance         10.190488           7.948282           -22.00%                 8,489         2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.190488             1.90%                     0         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance         10.168487           8.093319           -20.41%                39,162         2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.168487             1.68%                     0         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance         10.302170           7.094799           -31.13%                10,621         2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.302170             3.02%                     0         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -            9.553561           6.230502           -34.78%               355,633         2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.516337           9.553561           -29.32%               532,495         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                16.833540          13.516337           -19.71%               664,992         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.394476          16.833540            61.95%               753,471         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.852750          10.394476             5.50%               397,541         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           9.852750            -1.47%                 8,875         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -            8.472446           6.721516           -20.67%               774,988         2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.005780           8.472446           -23.02%             1,117,390         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                14.993656          11.005780           -26.60%             1,280,898         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.865775          14.993656            51.98%             1,574,730         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.454794           9.865775             4.35%               975,805         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           9.454794            -5.45%               266,818         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -           13.077460           9.961544           -23.83%               697,377         2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.079940          13.077460            -0.02%               822,031         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                12.124398          13.079940             7.88%               808,299         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.521372          12.124398             5.23%               826,064         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.373620          11.521372            11.06%               702,417         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.373620             3.74%                13,398         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment              10.000000           7.626313           -23.74%               253,906         2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially            11.349542           7.987645           -29.62%             5,328,865         2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                14.800297          11.349542           -23.32%             6,628,561         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                16.794438          14.800297           -11.87%               425,730         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.034607          16.794438            28.84%             4,588,496         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.171132          13.034607            28.15%             1,586,203         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.171132             1.71%                41,603         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index             12.265220           9.431842           -23.10%            32,543,566         2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                14.101205          12.265220           -13.02%            35,512,451         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                15.692141          14.101205           -10.14%            36,569,247         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.135997          15.692141            19.46%            29,064,270         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.343734          13.135997            26.99%            13,389,246         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.343734             3.44%               387,437         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable                12.901502          10.642941           -17.51%             4,821,716         2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                14.363060          12.901502           -10.18%             5,172,648         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                14.595134          14.363060            -1.59%             5,495,982         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.220513          14.595134            10.40%             5,518,293         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.249990          13.220513            28.98%             2,590,407         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.249990             2.50%                59,606         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable                10.664159           8.542795           -19.89%                 1,876            2002
Investment Fund -
Developing Leaders
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.664159             6.64%                     0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable                10.049505           8.736895           -13.06%                   124            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.049505             0.50%                     0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance             11.478449          12.427549             8.27%             7,863,778         2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.729245          11.478449             6.98%             5,032,718         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.806807          10.729245             9.41%             1,638,098         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           9.806807            -1.93%               347,680         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP                    12.123397           9.967020           -17.79%            18,534,617         2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                12.896641          12.123397            -6.00%            18,264,333         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                12.021290          12.896641             7.28%            15,756,237         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.422130          12.021290             5.25%            14,617,298         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.338433          11.422130            10.48%             9,062,065         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.338433             3.88%               277,274         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth             13.517575           9.345645           -30.86%            17,097,622         2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                16.588646          13.517575           -18.51%            20,422,678         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                18.830990          16.588646           -11.91%            21,776,437         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.848033          18.830990            35.98%            15,207,362         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.030842          13.848033            38.05%             4,170,789         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.030842             0.31%               116,824         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High                6.864641           7.045440             2.63%             9,076,687         2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 7.866679           6.864641           -12.74%             9,831,409         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.262325           7.866679           -23.34%             9,388,222         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.586675          10.262325             7.05%             9,053,822         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.126638           9.586675            -5.33%             6,089,908         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.126638             1.27%               205,072         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas            9.735184           7.680997           -21.10%             3,152,328         2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                12.485012           9.735184           -22.03%             4,161,991         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                15.589761          12.485012           -19.92%             4,123,737         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.047878          15.589761            41.11%             3,033,012         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.902344          11.047878            11.57%             1,388,856         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           9.902344            -0.98%                62,522         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas           10.000000           7.747856           -22.52%               726,014         2002
Portfolio: Service
Class R - Q/NQ

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II                 12.636709          11.336946           -10.29%            15,001,342         2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                14.558242          12.636709           -13.20%            15,629,153         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                15.755094          14.558242            -7.60%            16,830,929         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                12.812355          15.755094            22.97%            13,447,724         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.954885          12.812355            28.70%             5,839,973         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           9.954885            -0.45%               231,858         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth          9.201903           7.116855           -22.66%             4,846,275         2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.858509           9.201903           -15.26%             5,952,156         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.235715          10.858509           -17.96%             7,163,757         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                12.826216          13.235715             3.19%             7,531,248         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.400464          12.826216            23.32%             4,035,262         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.400464             4.00%               140,753         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value          10.000000           7.461630           -25.38%               234,553         2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors             11.088140           8.937198           -19.40%                 2,748         2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          11.088140            10.88%                   539         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors             10.273079           7.518632           -26.81%                13,438         2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.273079             2.73%                 4,144         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton              10.000000           7.881371           -21.19%                     0         2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT              10.476789           7.767974           -25.86%             1,157,864         2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                12.041215          10.476789           -12.99%             1,292,289         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.600816          12.041215           -11.47%             1,349,271         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.588459          13.600816            17.37%               943,926         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.161693          11.588459            14.04%               576,925         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.161693             1.62%                38,169         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid           14.589867          12.239605           -16.11%             4,053,421         2002
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                14.925432          14.589867            -2.25%             3,380,236         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.078919          14.925432            14.12%             1,946,950         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.919701          13.078919            19.77%               554,181         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.949100          10.919701             9.76%               355,668         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           9.949100            -0.51%                 8,862         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT             10.258387          10.488660             2.24%             3,829,969         2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.938283          10.258387             3.22%             3,187,673         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.938415           9.938283            -9.14%             2,338,128         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.701912          10.938415             2.21%             2,207,614         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.212505          10.701912             4.79%             1,359,204         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.212505             2.13%                48,707         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT               8.162972           6.853997           -16.04%               215,319         2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 8.692251           8.162972            -6.09%               122,397         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           8.692251           -13.08%                 4,778         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              10.000000           7.523761           -24.76%               166,114         2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              10.000000           8.841677           -11.58%               114,271         2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              10.000000           8.465900           -15.34%               238,287         2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT               3.405832           1.930212           -43.33%               409,418         2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 6.003728           3.405832           -43.27%               654,321         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           6.003728           -39.96%               273,699         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              10.000000           7.143608           -28.56%               205,745         2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              10.000000           7.956800           -20.43%                25,519         2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              12.533031          13.777493             9.93%            22,330,243         2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.797971          12.533031             6.23%            16,523,905         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.583479          11.797971            11.48%            12,064,797         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.941842          10.583479            -3.28%            11,399,244         1999

-------------------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.143182          10.941842             7.87%             6,734,614         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------

                                10.000000          10.143182             1.43%               205,716         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT               7.152671           5.049848           -29.40%             7,281,145         2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.049026           7.152671           -28.82%             9,040,540         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.808913          10.049026           -27.23%            11,687,235         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.369463          13.808913             3.29%            13,477,152         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.385596          13.369463            28.73%             8,897,790         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.385596             3.86%               150,657         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT               6.521536           4.902449           -24.83%                67,062         2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.228501           6.521536           -29.33%                69,796         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           9.228501            -7.71%                   906         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              10.000000           7.785605           -22.14%                31,496         2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              10.000000           9.961441            -0.39%               981,020         2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              10.000000           9.557034            -4.43%             1,218,823         2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              10.000000           9.059272            -9.41%             2,892,694         2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              10.000000           8.610682           -13.89%               905,810         2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              10.000000           8.257845           -17.42%               211,483         2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid          12.263081           7.650345           -37.61%             2,384,523         2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                17.766242          12.263081           -30.98%             3,062,779         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                21.195607          17.766242           -16.18%             3,465,292         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.582258          21.195607            83.00%             2,183,476         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.204129          11.582258            13.51%               488,769         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.204129             2.04%                21,892         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              11.756760          11.786146             0.25%            24,651,649         2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.457292          11.756760             2.61%            25,930,743         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.909142          11.457292             5.02%            16,687,257         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.504509          10.909142             3.85%            16,274,387         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.074129          10.504509             4.27%            10,403,509         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.074129             0.74%               737,584         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              10.745186           8.796082           -18.14%            18,383,389         2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                12.303050          10.745186           -12.66%            20,883,168         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                12.689484          12.303050            -3.05%            21,604,237         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.979444          12.689484             5.93%            21,177,608         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.242940          11.979444            16.95%            13,831,346         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.242940             2.43%               379,933         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              10.000000           9.156690            -8.43%               126,652         2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.         10.000000           7.512774           -24.87%               139,418         2002
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              10.137325           7.491588           -26.10%             1,160,291         2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                12.606419          10.137325           -19.59%             1,429,764         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                14.515197          12.606419           -13.15%             1,556,485         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.921445          14.515197            21.76%             1,252,462         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.102208          11.921445            18.01%               679,266         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.102208             1.02%                28,786         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap             14.938890           9.871212           -33.92%             1,723,390         2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                16.916678          14.938890           -11.69%             1,719,080         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                20.372476          16.916678           -16.96%             1,026,407         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          20.372476           103.72%               292,996         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.01%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap             16.714543          12.058558           -27.86%             7,962,445         2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.155704          16.714543            27.05%             8,369,240         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.943543          13.155704            10.15%             4,814,143         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.432351          11.943543            26.62%             3,199,322         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.823904           9.432351            -3.99%             1,933,320         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           9.823904            -1.76%                71,786         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company         13.675678          11.198342           -18.11%             6,667,153         2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                14.799910          13.675678            -7.60%             7,007,434         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.720318          14.799910             7.87%             6,380,063         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.617964          13.720318            42.65%             3,791,895         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.613184           9.617964             0.05%             2,510,746         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           9.613184            -3.87%                86,736         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P Morgan GVIT            10.202856           8.861586           -13.15%             4,516,114         2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.694236          10.202856            -4.59%             4,630,917         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.834304          10.694236            -1.29%             4,138,035         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.844036          10.834304            -0.09%             3,654,295         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.130674          10.844036             7.04%             1,957,796         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.130674             1.31%                44,525         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT             9.894502           7.315112           -26.07%               720,281         2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.326230           9.894502            -4.18%               908,690         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.687523          10.326230             6.59%               937,667         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.090240           9.687523            -3.99%               852,556         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.147459          10.090240            -0.56%               850,924         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.147459             1.47%                25,735         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth          3.822207           2.163294           -43.40%               261,820         2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 6.329633           3.822207           -39.61%               409,928         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           6.329633           -36.70%               115,377         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth         10.000000           7.505767           -24.94%                44,253         2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT            11.138320          11.827658             6.19%             4,277,313         2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.793620          11.138320             3.19%             4,006,689         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.313452          10.793620             4.66%             3,659,345         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.252876          10.313452             0.59%             2,943,427         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.088793          10.252876             1.63%             1,848,317         1988

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           10.88793             0.89%                55,043         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -             6.320884           5.263552           -16.73%             9,544,525         2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 8.164119           6.320884           -22.58%            11,454,147         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           8.164119           -18.36%             9,411,277         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -             4.050734           2.369918           -41.49%             5,465,944         2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 6.524649           4.050734           -37.92%             8,217,099         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           6.524649           -34.75%             8,158,988         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -            10.000000           7.109777           -28.90%               308,974         2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -             6.219459           4.573528           -26.46%             6,343,194         2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 8.200976           6.219459           -24.16%             8,943,044         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           8.200976           -17.99%             7,884,779         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -            10.000000           7.758658           -22.41%               824,343         2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT            15.240204          11.102807           -27.15%             2,518,130         2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                15.622790          15.240204            -2.45%             2,623,003         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                15.595438          15.622790             0.18%             2,192,932         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                13.699229          15.595438            13.84%             1,895,804         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.504106          13.699229            30.42%             1,181,196         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.504106             5.04%                14,718         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT            16.835942          11.783165           -30.01%             3,515,602         2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                22.558120          16.835942           -25.37%             4,276,999         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                24.609353          22.558120            -8.34%             4,352,721         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                16.144809          24.609353            52.43%             2,061,773         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.702355          16.144809            37.96%               882,530         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          11.702355            17.02%                52,055         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT            10.678223           8.023166           -24.86%             4,122,416         2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.094953          10.678223            -3.76%             4,749,437         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.122733          11.094953            -0.25%             5,060,822         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.458607          11.122733             6.35%             6,033,798         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.132434          10.458607             3.22%             5,860,893         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.132434             1.32%               939,717         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable            11.548911           8.260023           -28.48%             6,314,119         2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                16.965058          11.548911           -31.93%             7,663,118         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                19.295630          16.965058           -12.08%             8,632,368         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.609896          19.295630            81.86%             3,681,008         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.533314          10.609896            11.29%             1,531,314         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           9.533314            -4.67%                39,292         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable            14.492226          10.498938           -27.55%            10,196,426         2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                16.737106          14.492226           -13.41%            10,486,085         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                16.935851          16.737106            -1.17%             9,380,540         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                12.070167          16.935851            40.31%             4,954,549         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.827325          12.070167            22.82%             2,000,671         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           9.827325            -1.73%                44,167         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable             8.309444           6.408618           -22.88%             6,604,871         2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.537743           8.309444           -12.88%             4,032,466         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           9.537743            -4.62%             1,256,646         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable            10.313313           8.295049           -19.57%            10,184,577         2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.590413          10.313313           -11.02%            10,637,665         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                12.826564          11.590413            -9.64%             9,160,618         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.639805          12.826564            20.55%             5,313,570         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.259486          10.639805             3.71%             2,582,656         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.259486             2.59%                58,403         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund          9.360871           6.785241           -27.51%             4,997,088         2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.814649           9.360871            -4.62%             3,579,910         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           9.814649            -1.85%               752,001         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                   11.403171          12.336461             8.18%             1,152,068         2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.456971          11.403171             9.05%               661,833         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.477539          10.456971            10.33%               638,919         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 7.395794           9.477539            28.15%               388,657         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.425451           7.395794           -29.06%               301,931         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          10.425451             4.25%                 8,418         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                   10.000000           8.145121           -18.55%                     0         2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                    6.045067           4.121971           -31.81%               362,853         2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 8.634485           6.045067           -29.99%               269,702         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           8.634485           -13.66%               108,847         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                   11.953729          11.746967            -1.73%             4,447,454         2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.987658          11.953729             8.79%             3,233,706         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.561250          10.987658             4.04%             2,318,276         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide                6.389225           6.144858            -3.82%             2,177,354         2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 6.569856           6.389225            -2.75%             2,400,770         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.409292           6.569856           -42.42%             1,926,318         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 5.751082          11.409292            98.38%             1,647,464         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 8.814851           5.751082           -34.76%               497,198         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           8.814851           -11.85%                27,488         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide                7.202559           6.931923            -3.76%               802,424         2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 8.120188           7.202559           -11.30%               468,871         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 7.358645           8.120188            10.35%               466,988         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 6.139717           7.358645            19.85%               415,476         1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 8.979477           6.139717           -31.63%               197,748         1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           8.979477           -10.21%                17,265         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable                 9.850083           7.469134           -24.17%                70,740         2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                 9.913591           9.850083            -0.64%                52,043         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000           9.913591            -0.86%                19,927         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable                10.480284           9.846023            -6.05%                 8,396         2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                11.282284          10.480284            -7.11%                 3,972         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                10.000000          11.282284            12.82%                 1,613         2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.00%)

   (VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance         10.029008            8.230865          -17.93%                   0            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ
                               10.000000           10.029008            0.29%                   0            2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
AIM Variable Insurance         10.003125            7.312255          -26.90%                   0            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.003125            0.03%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance         10.305911            7.717742          -25.11%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.305911            3.06%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance          9.948348            8.314072          -16.43%                   0            2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.948348           -0.52%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance         10.000000            8.205436          -17.95%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance         10.097226            6.971404          -30.96%                   0            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.097226            0.97%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               12.263892            9.789295          -20.18%           2,995,603            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.517671           12.263892           -9.28%           3,609,010            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               15.274980           13.517671          -11.50%           3,900,358            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.073386           15.274980           16.84%           3,184,164            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.408936           13.073386           25.60%           1,192,608            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.408936            4.09%              17,245            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               11.120489            8.766386          -21.17%           2,319,703            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               15.860876           11.120489          -29.89%           3,422,162            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               19.261196           15.860876          -17.65%           3,986,673            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.859906           19.261196           62.41%           3,070,187            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.087297           11.859906           17.57%           1,460,487            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.087297            0.87%              12,469            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               10.000000            8.060814          -19.39%             409,249            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               10.000000            7.984527          -20.15%              11,578            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               13.699855           11.851086          -13.49%           2,839,015            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.266234           13.699855           11.69%           3,027,310            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.486868           12.266234           16.97%           1,348,126            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.683601           10.486868           -1.84%           1,720,712            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.296077           10.683601            3.76%             654,350            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.296077            2.96%              65,134            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance        10.487509            8.305934          -20.80%                   0            2002
Funds -BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.487509            4.88%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance        10.189859            7.943758          -20.04%                   0            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.189859            1.90%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance        10.167850            8.088723          -20.45%                   0            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.167850            1.68%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance        10.301527            7.090763          -31.17%                   0            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.301527            3.02%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -           9.533519            6.214293          -34.82%             123,611            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.494845            9.533519          -29.35%             190,519            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.815230           13.494845          -19.75%             271,329            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.388404           16.815230           61.87%             702,689            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.851960           10.388404            5.45%             152,196            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.851960           -1.48%               2,390            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -           8.454665            6.704011          -20.71%             360,338            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.988262            8.454665          -23.06%             477,214            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.977312           10.988262          -26.63%             560,126            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.860001           14.977312           51.90%           1,439,936            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.454036            9.860001            4.29%             501,614            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.454036           -5.46%              20,847            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -          13.050029            9.935618          -23.87%             319,349            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.059137           13.050029           -0.07%             411,995            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.111181           13.059137            7.83%             376,965            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.514627           12.111181            5.18%             773,149            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.372788           11.514627           11.01%             344,025            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.372788            3.73%              21,505            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment             10.000000            7.623726          -23.76%             153,935            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially           11.325725            7.966842          -29.66%           2,657,956             2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.776765           11.325725          -23.35%           3,571,719             2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.776156           14.776765          -11.92%           4,662,244            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.026995           16.776156           28.78%           3,943,272            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.170317           13.026995           28.09%           1,097,878            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.170317            1.70%              35,213            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index            12.239498            9.407303          -23.14%          16,917,560            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.078788           12.239498          -13.06%          20,875,878            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               15.675065           14.078788          -10.18%          23,031,006            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.128325           15.675065           19.40%          27,473,931            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.342909           13.128325           26.93%           8,475,222            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.342909            3.43%             182,012            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable               12.874440           10.615251          -17.55%           2,344,733            2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.340226           12.874440          -10.22%           2,826,543            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.579248           14.340226           -1.64%           3,112,371            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.212796           14.579248           10.34%           5,024,864            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.249171           13.212796           28.92%           1,307,591            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.249171            2.49%              26,843            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable               10.663497            8.537944          -19.93%                   0            2002
Investment Fund -
Developing Leaders
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.663497            6.63%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable               10.048880            8.731939          -13.11%                   0            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.048880            0.49%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance            11.463034           12.404594            8.21%           2,829,492            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.720271           11.463034            6.93%           2,020,361            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.803523           10.720271            9.35%             789,960            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Equity -          12.097973            9.941078          -17.83%           9,117,274            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.876144           12.097973           -6.04%          10,634,687            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.008202           12.876144            7.23%          10,464,869            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.415454           12.008202            5.19%          13,751,206            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.337608           11.415454           10.43%           6,717,339            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.337608            3.38%             181,900            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth            13.489243            9.321332          -30.90%           9,566,665            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.562294           13.489243          -18.55%          12,612,374            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               18.810518           16.562294          -11.95%          14,646,896            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.839948           18.810518           35.91%          13,751,625            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.030041           13.839948           37.98%           3,078,417            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.030041            0.30%              68,679            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High               6.850243            7.027108            2.58%           3,788,341            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                7.854169            6.850243          -12.78%           4,621,566            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.251150            7.854169          -23.38%           5,152,252            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.581067           10.251150            6.99%           8,124,720            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.125825            9.581067           -5.38%           3,664,656            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.125825            1.26%              66,981            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas           9.714760            7.661004          -21.14%           1,212,325            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.465168            9.714760          -22.06%           1,749,442            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               15.572798           12.465168          -19.96%           1,932,170            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.041416           15.572798           41.04%           2,629,108            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.901549           11.041416           11.51%             755,148            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.901549           -0.98%              20,532            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas          10.000000            7.745225          -22.55%             171,279            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II                12.610214           11.307460          -10.33%           7,425,811            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.535120           12.610214          -13.24%           8,730,716            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               15.737973           14.535120           -7.64%           9,894,736            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.804877           15.737973           22.91%          12,170,973            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.954090           12.804877           28.64%           3,490,304            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.954090           -0.46%             114,004            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth         9.182583            7.098321          -22.70%           3,192,682            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.841223            9.182583          -15.30%           4,023,310            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.221287           10.841223           18.00%           4,836,375            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.818700           13.221287            3.14%           6,954,145            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.399630           12.818700           23.26%           3,268,117            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.399630            4.00%              85,139            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value         10.000000            7.459102          -25.41%              42,313            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors            11.086324            8.931212          -19.44%                   0            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.086324           10.86%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors            10.271407            7.513593          -26.85%                   0            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.271407            2.71%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton             10.000000            7.878707          -21.21%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT             10.454831            7.747775          -25.89%             722,630            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.022088           10.454831          -13.04%             897,498            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.586032           12.022088          -11.51%           1,027,331            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.581699           13.586032           17.31%             884,188            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.160882           11.581699           13.98%             445,887            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.160882            1.61%              15,095            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid          14.559258           12.207752          -16.15%           1,731,379            2002
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.901697           14.559258           -2.30%           1,438,818            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.064679           14.901697           14.06%           1,028,703            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.913315           13.064679           19.71%             477,195            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.948304           10.913315            9.70%             249,626            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.948304           -0.52%               9,538            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT            10.236873           10.461368            2.19%           1,545,440            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.922475           10.236873            3.17%           1,500,297            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.926498            9.922475           -9.19%           1,480,360            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.695657           10.926498            2.16%           2,089,295            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.211688           10.695657            4.74%           1,070,704            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.211688            2.12%              23,079            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              8.157826            6.846219          -16.08%              49,152            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.691194            8.157826           -6.14%              78,434            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            8.691194          -13.09%               1,886            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            7.521210          -24.79%             212,742            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            8.837503          -11.62%              22,197            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            8.461905          -15.38%             122,965            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              3.403675            1.928007          -43.36%             201,069            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                6.002991            3.403675          -43.30%             364,960            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            6.002991          -39.97%             265,717            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            7.141192          -28.59%              49,173            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            7.953058          -20.47%               7,040            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             12.506739           13.741648            9.87%          10,709,538            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.779202           12.506739            6.18%           9,200,302            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.571951           11.779202           11.42%           7,809,275            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.935440           10.571951           -3.32%          10,801,327            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.142367           10.935440            7.82%           4,527,142            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.142367            1.42%              67,191            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              7.137655            5.036691          -29.43%           3,884,367            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.033034            7.137655          -28.86%           5,044,409            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.793878           10.033034          -27.26%           6,688,260            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.361662           13.793878            3.23%          12,170,438            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.384765           13.361662           28.67%           4,779,767            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.384765            3.85%              77,292            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              6.517435            4.896891          -24.86%              11,290            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.227382            6.517435          -29.37%              11,676            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.227382           -7.73%              11,687            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            7.782980          -22.17%               7,025            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            9.956760           -0.43%             482,454            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            9.552540           -4.47%             591,294            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            9.055000           -9.45%             712,296            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            8.606630          -13.93%             129,148            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            8.253964          -17.46%              61,321            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid         12.237328            7.630429          -37.65%           1,047,638            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               17.737976           12.237328          -31.01%           1,702,099            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               21.172544           17.737976          -16.22%           2,026,048            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.575478           21.172544           82.91%           1,850,000            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.203313           11.575478           13.45%             221,759            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.203313            2.03%               6,629            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             11.732054           11.755442            0.20%          10,413,760            2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.439024           11.732054            2.56%          11,105,588            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.897217           11.439024            4.97%           8,697,988            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.498325           10.897217            3.80%          13,948,484            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.073279           10.498325            4.22%           6,006,781            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.073279            0.73%             400,491            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.722650            8.773184          -18.18%          10,147,707            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.283490           10.722650          -12.71%          12,172,493            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.675660           12.283490           -3.09%          13,786,712            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.972436           12.675660            5.87%          20,047,764            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.242118           11.972436           16.89%           8,559,156            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.242118            2.42%             160,888            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            9.152383           -8.48%              83,952            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.        10.000000            7.509233          -24.91%              28,977            2002
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.116053            7.472079          -26.14%             518,677            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.586381           10.116053          -19.63%             669,594            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.499401           12.586381          -13.19%             782,047            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.914478           14.499401           21.70%           1,150,953            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.101401           11.914478           17.95%             475,649            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.101401            1.01%              16,493            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.06%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap            14.918788            9.852935          -33.96%             603,500            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.902529           14.918788          -11.74%             855,531            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               20.365684           16.902529          -17.00%             631,683            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           20.365684          103.66%             251,893            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap            16.679480           12.027172          -27.89%           2,733,534            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.134786           16.679480           26.99%           3,223,536            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.930542           13.134786           10.09%           2,176,352            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.426837           11.930542           26.56%           2,749,048            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.823118            9.426837           -4.03%             968,494            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.823118           -1.77%              37,087            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company        13.646984           11.169195          -18.16%           2,785,028            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.776367           13.646984           -7.64%           3,270,114            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.705373           14.776367            7.81%           3,275,225            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.612340           13.705373           42.58%           3,490,543            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.612411            9.612340            0.00%           1,662,209            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.612411           -3.88%              62,861            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT          10.181439            8.838517          -13.19%           2,052,713            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.677219           10.181439           -4.64%           2,404,693            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.822502           10.677219           -1.34%           2,446,285            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.837697           10.822502           -0.14%           3,444,020            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.129864           10.837697            6.99%           1,365,940            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.129864            1.30%              25,928            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT            9.873761            7.296085          -26.11%             337,658            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.309817            9.873761           -4.23%             423,121            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.676976           10.309817            6.54%             610,165            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.084334            9.676976           -4.04%             788,137            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.146650           10.084334           -0.61%             373,650            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.146650            1.47%              16,175            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth         3.819785            2.160835          -43.43%              79,043            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                6.328858            3.819785          -39.64%             232,456            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            6.328858          -36.71%              84,416            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth        10.000000            7.503221          -24.97%               4,525            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT           11.114970           11.796914            6.14%           1,781,759            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.776464           11.114970            3.14%           1,864,066            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.302225           10.776464            4.60%           1,920,070            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.246882           10.302225            0.54%           2,772,771            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.087985           10.246882            1.58%           1,175,838            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.087985            0.88%              34,667            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -            6.314727            5.255761          -16.77%           4,273,166            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.160311            6.314727          -22.62%           6,027,609            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            8.160311          -18.40%           6,347,257            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -            4.046784            2.366402          -41.52%           2,865,077            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                6.521611            4.046784          -37.95%           4,514,618            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            6.521611          -34.78%           4,867,293            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -           10.000000            7.107364          -28.93%             119,869            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -            6.213405            4.566775          -26.50%           2,880,999            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.197162            6.213405          -24.20%           4,277,211            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            8.197162          -18.03%           4,584,519            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -           10.000000            7.756034          -22.44%             258,999            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT           15.208263           11.073941          -27.18%           1,176,180            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               15.597974           15.208263           -2.50%           1,486,897            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               15.578481           15.597974            0.13%           1,357,933            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.691238           15.578481           13.78%           1,805,440            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.503269           13.691238           30.35%             942,828            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.503269            5.03%              22,930            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT           16.800612           11.752488          -30.05%           1,713,407            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               22.522251           16.800612          -25.40%           2,432,768            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               24.582570           22.522251           -8.38%           2,636,101            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.135377           24.582570           52.35%           1,843,232            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.701424           16.135377           37.89%             719,196            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.701424           17.01%              72,913            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT           10.655841            8.002299          -24.90%           2,421,685            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.077328           10.655841           -3.80%           3,095,154            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.110632           11.077328           -0.30%           3,494,789            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.452498           11.110632            6.30%           5,748,962            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.131623           10.452498            3.17%           3,946,650            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.131623            1.32%             328,680            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable           11.524660            8.238513          -28.51%           3,129,276            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.938069           11.524660          -31.96%           4,316,105            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               19.274630           16.938069          -12.12%           5,195,398            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.603692           19.274630           81.77%           3,277,622            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.532548           10.603692           11.24%             841,417            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.532548           -4.67%              21,696            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable           14.461831           10.471617          -27.59%           4,481,564            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.710507           14.461831          -13.46%           5,734,516            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.917425           16.710507           -1.22%           5,816,658            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.063121           16.917425           40.24%           4,533,724            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.826536           12.063121           22.76%           1,173,243            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.826536           -1.73%              42,155            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable            8.302450            6.399987          -22.91%           1,791,657            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.534566            8.302450          -12.92%           1,361,393            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.534566           -4.65%             620,793            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable           10.291675            8.273457          -19.61%           4,967,891            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.571981           10.291675          -11.06%           5,936,316            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.812596           11.571981           -9.68%           5,826,470            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.633592           12.812596           20.49%           4,716,330            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.258664           10.633592            3.65%           1,839,038            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.258664            2.59%              31,208            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund         9.352986            6.776096          -27.55%           1,282,758            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.811378            9.352986           -4.67%           1,607,341            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.789079           -2.11%             543,371            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                  11.379232           12.304351            8.13%             313,301            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.440316           11.379232            8.99%             246,574            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.467196           10.440316           10.28%             234,648            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                7.391460            9.467196           28.08%             337,224            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.424614            7.391460          -29.10%             107,780            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.424614            4.25%               8,668            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                  10.000000            8.142362          -18.58%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                   6.039966            4.116419          -31.85%              91,630            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.631598            6.039966          -30.02%             101,749            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            8.631598          -13.68%              75,294            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                  11.928630           11.716379           -1.78%           1,434,062            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.970158           11.928630            8.74%           1,075,475            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.545865           10.970158            4.02%           1,292,468            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide               6.375816            6.128862           -3.87%             919,626            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                6.559411            6.375816           -2.80%             984,190            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.396847            6.559411          -42.45%             894,428            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                5.747723           11.396847           98.28%           1,264,667            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.814146            5.747723          -34.79%             245,792            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            8.814146          -11.86%              45,598            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide               7.187428            6.913875           -3.81%             379,695            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.107253            7.187428          -11.35%             248,001            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                7.350618            8.107253           10.29%             235,704            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                6.136113            7.350618           19.79%             371,265            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.978753            6.136113          -31.66%             106,080            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            8.978753          -10.21%               5,261            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable                9.841798            7.459079          -24.21%              54,320            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.910285            9.841798           -0.69%              50,185            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.910285           -0.90%              41,922            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable               10.471476            9.832778           -6.10%               6,147            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.278536           10.471476           -7.16%               6,196            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.278536           12.79%               3,093            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.05%)

   (VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance         10.028385            8.226196          -17.97%                   0            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.028385            0.28%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance         10.002499            7.308095          -26.94%                   0            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.002499            0.02%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance         10.305269            7.713352          -25.15%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.305269            3.05%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance          9.947728            8.309355          -16.47%                   0            2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.947728           -0.52%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance         10.000000            8.202658          -17.97%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance         10.096596            6.967441          -30.99%                   0            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.096596            0.97%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               12.238143            9.763798          -20.22%             548,035            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.496155           12.238143           -9.32%             637,194            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               15.258324           13.496155          -11.55%             653,732            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.065728           15.258324           16.78%             520,500            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.408098           13.065728           25.53%             210,557            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.408098            4.08%               6,068            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               11.097182            8.743590          -21.21%             377,670            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               15.835690           11.097182          -29.92%             617,851            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               19.240268           15.835690          -17.70%             721,255            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.852979           19.240268           62.32%             492,322            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.086493           11.852979           17.51%             265,107            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.086493            0.86%               2,963            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               10.000000            8.058085          -19.42%             109,541            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               10.000000            7.981828          -20.18%               2,689            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               13.671134           11.820257          -13.54%             506,340            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.246733           13.671134           11.63%             486,672            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.475442           12.246733           16.91%             319,706            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.677353           10.475442           -1.89%             210,150            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.295249           10.677353            3.71%             148,323            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.295249            2.95%               9,553            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance        10.486856            8.301213          -20.84%               6,251            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.486856            4.87%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance        10.189224            7.939254          -22.08%                   0            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.189224            1.89%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance        10.167221            8.084119          -20.49%               3,150            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.167221            1.67%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance        10.300887            7.086751          -31.20%                 406            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.300887            3.01%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -           9.513493            6.198098          -34.85%              40,348            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.473367            9.513493          -29.39%              74,718            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.796919           13.473367          -19.79%              93,547            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.382320           16.796919           61.78%             104,718            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.851173           10.382320            5.39%              71,804            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.851173           -1.49%               3,196            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -           8.436904            6.686539          -20.75%              81,415            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.970789            8.436904          -23.10%             105,407            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.961024           10.970789          -26.67%             129,795            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.854235           14.961024           51.82%             154,344            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.453278            9.854235            4.24%             126,381            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.453278           -5.47%               6,653            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -          13.022678            9.909779          -23.90%             102,948            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.038397           13.022678           -0.12%             115,948            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.098010           13.038397            7.77%             115,481            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.507907           12.098010            5.13%             123,154            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.371958           11.507907           10.95%              89,716            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.371958            3.72%               7,035            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment             10.000000            7.621145          -23.79%              22,930            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially           11.301945            7.946085          -29.69%             463,993            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.753247           11.301945          -23.39%             660,264            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.757880           14.753247          -11.96%             767,101            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.019372           16.757880           28.71%             505,276            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.169503           13.019372           28.02%             220,620            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.169503            1.70%               7,419            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index            12.213795            9.382799          -23.18%           2,773,658            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.056384           12.213795          -13.11%           3,530,876            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               15.657978           14.056384          -10.23%           3,936,553            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.120640           15.657978           19.34%           3,233,351            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.342079           13.120640           26.87%           1,688,726            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.342079            3.42%              22,293            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable               12.847445           10.587631          -17.59%             572,077            2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.317438           12.847445          -10.27%             741,652            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.563385           14.317438           -1.69%             824,612            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.205079           14.563385           10.29%             829,329            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.248351           13.205079           28.85%             373,802            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.248351            2.48%               4,483            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable               10.662836            8.533101          -19.97%                   0            2002
Investment Fund -
Developing Leaders
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.662836            6.63%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable               10.048250            8.726972          -13.15%                   0            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.048250            0.48%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance            11.447615           12.381646            8.16%             530,807            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.711288           11.447615            6.87%             428,343            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.800240           10.711288            9.30%             219,014            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.800240           -2.00%              26,006            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP                   12.072578            9.915199          -17.87%           1,927,082            2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.855639           12.072578           -6.09%           2,325,141            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.995103           12.855639            7.17%           2,445,131            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.408770           11.995103            5.14%           2,274,268            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.336779           11.408770           10.37%           1,384,005            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.336779            3.37%              55,125            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth            13.460931            9.297061          -30.93%           1,534,126            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.535951           13.460931          -18.60%           2,012,118            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               18.790040           16.535951          -12.00%           2,250,475            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.831860           18.790040           35.85%           1,612,250            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.029235           13.831860           37.92%             594,476            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.029235            0.29%              14,431            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High               6.835860            7.008816            2.53%           1,315,908            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                7.841660            6.835860          -12.83%           1,514,245            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.239981            7.841660          -23.42%           1,663,687            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.575458           10.239981            6.94%           1,591,051            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.125013            9.575458           -5.43%             972,025            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.125013            1.25%              15,115            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas           9.694371            7.641053          -21.18%             306,410            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.445337            9.694371          -22.10%             434,467            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               15.555856           12.445337          -20.00%             438,862            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.034969           15.555856           40.97%             356,824            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.900760           11.034969           11.46%             228,953            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.900760           -0.99%               9,958            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas          10.000000            7.742612          -22.57%              35,813            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II                12.583756           11.278034          -10.38%           1,198,462            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.511996           12.583756          -13.29%           1,414,123            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               15.720833           14.511996           -7.69%           1,584,274            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.797393           15.720833           22.84%           1,299,744            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.953285           12.797393           28.57%             660,272            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.953285           -0.47%              26,984            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth         9.163302            7.079820          -22.74%             529,270            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.823977            9.163302          -15.34%             722,505            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.206894           10.823977          -18.04%             852,312            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.811215           13.206894            3.09%             894,701            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.398800           12.811215           23.20%             526,619            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.398800            3.99%              22,018            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value         10.000000            7.456574          -25.43%              11,180            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors            11.084518            8.925238          -19.48%                   0            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.084518           10.85%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors            10.269722            7.508568          -26.89%                   0            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.269722            2.70%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton             10.000000            7.876034          -21.24%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT             10.432880            7.727599          -25.93%             158,442            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.002951           10.432880          -13.08%             177,337            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.571227           12.002951          -11.56%             195,943            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.574924           13.571227           17.25%             140,273            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.160070           11.574924           13.93%              79,131            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.160070            1.60%               5,069            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid          14.528686           12.175959          -16.19%             270,264            2002
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.877970           14.528686           -2.35%             265,673            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.050437           14.877970           14.00%             211,847            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.906928           13.050437           19.65%              88,974            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.947507           10.906928            9.64%              55,569            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.947507           -0.52%               4,625            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT            10.215382           10.434145            2.14%             351,269            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.906674           10.215382            3.12%             395,611            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.914588            9.906674           -9.23%             458,389            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.689393           10.914588            2.11%             463,291            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.210867           10.689393            4.69%             363,590            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.210867            2.11%              18,045            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              8.152672            6.838436          -16.12%               5,353            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.690130            8.152672           -6.18%              14,775            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            8.690130          -13.10%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            7.518664          -24.81%               4,611            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            8.833350          -11.67%               6,771            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            8.457919          -15.42%               8,946            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              3.401525            1.925818          -43.38%              13,865            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                6.002258            3.401525          -43.33%              15,324            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            6.002258          -39.98%               1,608            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            7.138770          -28.61%              29,275            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            7.949305          -20.51%               1,820            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             12.480491           13.705885            9.82%           2,141,263            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.760452           12.480491            6.12%           1,946,861            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.560422           11.760452           11.36%           1,786,298            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.929045           10.560422           -3.37%           1,530,588            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.141552           10.929045            7.77%           1,003,911            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.141552            1.42%              39,631            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              7.122661            5.023564          -29.47%             759,983            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.017067            7.122661          -28.89%             979,186            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.778852           10.017067          -27.30%           1,133,209            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.353842           13.778852            3.18%           1,314,497            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.383931           13.353842           28.55%             890,825            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.383931            3.84%              28,321            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              6.513326            4.891314          -24.90%               6,763            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.226253            6.513326          -29.40%               5,746            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.226253           -7.74%               1,924            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            7.780338          -22.20%               3,137            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            9.952068           -0.48%              62,139            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            9.548043           -4.52%              56,368            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            9.050748           -9.49%             119,489            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            8.602581          -13.97%              24,272            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            8.250068          -17.50%              10,896            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid         12.211625            7.610526          -37.68%             138,188            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               17.709761           12.211625          -31.05%             196,504            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               21.149503           17.709761          -16.26%             257,361            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.568711           21.149503           82.82%             160,205            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.202497           11.568711           13.39%              42,543            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.202497            2.02%               3,432            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             11.707381           11.724794            0.15%           2,033,966            2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.420765           11.707381            2.51%           2,173,976            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.885293           11.420765            4.92%           1,776,127            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.492136           10.885293            3.75%           2,195,045            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.072429           10.492136            4.17%           1,700,935            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.072429            0.72%             170,879            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.700156            8.750353          -18.22%           1,548,820            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.263952           10.700156          -12.75%           1,914,136            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.661861           12.263952           -3.14%           2,193,618            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.965436           12.661861            5.82%           2,069,920            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.241300           11.965436           16.84%           1,389,298            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.241300            2.41%              50,646            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            9.148067           -8.52%               7,822            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.        10.000000            7.505693          -24.94%               9,838            2002
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.094833            7.452628          -26.17%             120,596            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.566361           10.094833          -19.67%             142,400            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.483618           12.566361          -13.24%             176,364            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.907510           14.483618           21.63%             164,763            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.100588           11.907510           17.89%             104,659            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.100588            1.01%             110,211            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap            14.898743            9.834714          -33.99%              94,583            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.888400           14.898743          -11.78%             100,911            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               20.358893           16.888400          -17.52%             105,996            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           20.358893          103.59%              32,562            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap            16.644463           11.995839          -27.93%             517,696            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.113877           16.644463           26.92%             665,371            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.917534           13.113877           10.04%             487,437            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.421309           11.917534           26.50%             359,041            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.822329            9.421309           -4.08%             221,173            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.822329           -1.78%               8,921            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.11%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company        13.618327           11.140091          -18.20%             443,068            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.752842           13.618327           -7.69%             532,226            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.690433           14.752842            7.76%             559,475            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.606706           13.690433           42.51%             372,211            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.611642            9.606706           -0.05%             286,195            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.611642           -3.88%              12,512            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT          10.160077            8.815516          -13.23%             412,934            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.660231           10.160077           -4.69%             512,302            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.810714           10.660231           -1.39%             526,286            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.831355           10.810714           -0.19%             383,187            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.129053           10.831355            6.93%             271,367            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.129053            1.29%              17,654            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT            9.853022            7.277078          -26.14%             101,063            2002
Strategic Value Fund
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.293400            9.853022           -4.28%             119,415            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.666432           10.293400            6.49%             119,251            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.078441            9.666432           -4.09%             121,052            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.145838           10.078441           -0.66%             122,222            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.145838            1.46%               5,736            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth         3.817374            2.158380          -43.46%                 804            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                6.328083            3.817374          -39.68%               2,676            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            6.328083          -36.72%                 688            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth        10.000000            7.500685          -24.99%              23,123            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT           11.091651           11.766225            6.08%             414,367            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.759314           11.091651            3.09%             479,207            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.290997           10.759314            4.55%             531,806            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.240891           10.290997            0.49%             511,647            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.087176           10.240891            1.52%             380,924            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.087176            0.87%              13,508            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -            6.308565            5.247979          -16.81%             608,515            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.156515            6.308565          -22.66%             793,958            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            8.156515          -18.43%             803,607            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -            4.042843            2.362906          -41.55%             353,798            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                6.518569            4.042843          -37.98%             598,590            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            6.518569          -34.81%             565,404            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -           10.000000            7.104956          -28.95%              22,482            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -            6.207358            4.560019          -26.54%             333,630            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.193350            6.207358          -24.24%             584,735            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            8.193350          -18.07%             554,609            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -           10.000000            7.753412          -22.47%              90,495            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT           15.176361           11.045123          -27.22%             267,322            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               15.573167           15.176361           -2.55%             306,929            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               15.561518           15.573167            0.07%             288,948            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.683246           15.561518           13.73%             282,904            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.502434           13.683246           30.29%             225,939            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.502434            5.02%               6,344            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT           16.765350           11.721882          -30.08%             293,106            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               22.486438           16.765350          -25.44%             411,363            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               24.555839           22.486438           -8.43%             484,307            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.125954           24.555839           52.28%             278,634            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.700489           16.125954           37.82%             149,236            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.700489           17.00%              10,168            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT           10.633448            7.981445          -24.94%             447,473            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.059680           10.633448           -3.85%             523,046            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.098514           11.059680           -0.35%             590,433            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.446379           11.098514            6.24%             630,256            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.130813           10.446379            3.11%             600,620            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.130813            1.31%              50,332            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable           11.500467            8.217057          -28.55%             491,992            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.911124           11.500467          -31.99%             661,579            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               19.253639           16.911124          -12.17%             749,952            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.597477           19.253639           81.68%             333,894            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.531780           10.597477           11.18%             193,490            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.531780           -4.68%              14,587            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable           14.431466           10.444338          -27.63%             685,338            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.683918           14.431466          -13.50%             868,992            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.898986           16.683918           -1.27%             901,397            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.056049           16.898986           40.17%             551,024            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.825746           12.056049           22.70%             232,428            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.825746           -1.74%              10,376            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable            8.295449            6.391359          -22.95%             265,024            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.531378            8.295449          -12.97%             212,317            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.531378           -4.69%              84,451            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable           10.270073            8.251913          -19.65%             842,445            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.553551           10.270073          -11.11%           1,064,710            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.798619           11.553551           -9.73%           1,115,013            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.627355           12.798619           20.43%             731,791            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.257840           10.627355            3.60%             406,123            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.257840            2.58%              16,089            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund         9.345120            6.766972          -27.59%             200,916            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.808108            9.345120           -4.72%             180,606            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.808108           -1.92%              31,598            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                  11.355355           12.272332            8.08%              76,122            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.423703           11.355355            8.94%              52,717            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.456874           10.423703           10.22%              57,429            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                7.387124            9.456874           28.02%              44,179            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.423780            7.387124          -29.13%              28,827            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.423780            4.24%               1,735            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                  10.000000            8.139606          -18.60%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                   6.034873            4.110862          -31.88%               6,090            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.628712            6.034873          -30.06%              17,678            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            8.628712          -13.71%              11,969            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                  11.903602           11.685886           -1.83%             239,389            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.952709           11.903602            8.68%             239,465            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.530532           10.952709            4.01%             253,823            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide               6.362414            6.112883           -3.92%             174,908            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                6.548959            6.362414           -2.85%             205,904            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.384426            6.548959          -42.47%             185,292            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                5.744349           11.384426           98.18%             147,062            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.813437            5.744349          -34.82%              78,298            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            8.813437          -11.87%               1,512            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide               7.172354            6.895881           -3.85%              63,355            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.094362            7.172354          -11.39%              42,344            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                7.342607            8.094362           10.24%              55,308            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                6.132522            7.342607           19.73%              53,452            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.978030            6.132522          -31.69%              28,348            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            8.978030          -10.22%               1,995            1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable                9.833527            7.449037          -24.25%               4,983            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.906989            9.833527           -0.74%               4,983            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.906989           -0.93%               2,458            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable               10.462653            9.819519           -6.15%                   0            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.274770           10.462653           -7.20%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.274770           12.75%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                    OPTIONAL BENEFITS ELECTED (TOTAL 1.10%)

   (VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance         10.027760            8.221526          -18.01%              13,521            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.027760            0.28%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance         10.001875            7.303936          -26.97%               6,676            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.001875            0.02%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance         10.304626            7.708966          -25.19%               1,369            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.304626            3.05%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance          9.947104            8.304620          -16.51%                 537            2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.947104           -0.53%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance         10.000000            8.199880          -18.00%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance         10.095970            6.963476          -31.03%               4,918            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.095970            0.96%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               11.705008            9.333731          -20.26%             566,564            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.914785           11.705008           -9.37%             354,932            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.608384           12.914785          -11.59%             100,137            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.515499           25.15%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               11.275782            8.879812          -21.25%             193,349            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.098754           11.275782          -29.96%             289,774            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               19.569739           16.098754          -17.74%             107,222            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.062037           19.569739           62.24%              16,178            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.062037           20.62%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               10.000000            8.055362          -19.45%             226,733            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               10.000000            7.979129          -20.21%              10,212            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               14.420645           12.461991          -13.58%           1,421,135            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.924722           14.420645           11.57%             646,646            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.060928           12.924722           16.85%              40,702            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.279817           11.060928           -1.94%               4,917            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.279817           12.80%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance        10.486205            8.296492          -20.88%              17,263            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.486205            4.86%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance        10.188588            7.934743          -22.12%              11,923            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.188588            1.89%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance        10.166589            8.079525          -20.53%              29,423            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.166589            1.67%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance        10.300247            7.082708          -31.24%              18,119            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.300247            3.00%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -          11.746746            7.649197          -34.88%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.644686           11.746746          -29.43%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               20.760969           16.644686          -19.83%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.839012           20.760969           61.70%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.839012           28.39%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -           9.875436            7.822670          -20.79%                   0            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.847895            9.875436          -23.14%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               17.529681           12.847895          -26.71%               1,129            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.551939           17.529681           51.75%                 446            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.551939           15.52%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -          13.441552           10.223346          -23.94%               2,499            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.464612           13.441552           -0.17%               3,102            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.499772           13.464612            7.72%               1,209            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.896081           12.499772            5.07%                 772            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.896081           18.96%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment             10.000000            7.618563          -23.81%              38,500            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially           11.081580            7.787219          -29.73%             227,001            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.472958           11.081580          -23.43%             234,301            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.447766           14.472958          -12.01%             127,094            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.784895           16.447766           28.65%              22,261            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.784895           27.85%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index            11.585200            8.895399          -23.22%           2,489,181            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.339745           11.585200          -13.15%           1,650,641            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.867150           13.339745          -10.27%             492,133            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.464249           14.867150           19.28%              89,936            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.464249           24.64%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable               12.036131            9.914002          -17.63%             390,215            2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.420126           12.036131          -10.31%             207,988            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.657521           13.420126           -1.74%              30,032            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.389971           13.657521           10.23%              10,103            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.389971           23.90%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable               10.662171            8.528249          -20.01%                 358            2002
Investment Fund -
Developing Leaders
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.662171            6.62%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable               10.047625            8.722016          -13.19%               3,225            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.047625            0.48%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance            11.432220           12.358755            8.10%           1,834,358            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.702323           11.432220            6.82%             865,966            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.796953           10.702323            9.24%              61,248            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.796953           -2.03%               5,716            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP                   12.478012           10.243000          -17.91%           2,424,350            2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.294130           12.478012           -6.14%           1,414,676            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.410474           13.294130            7.12%             189,699            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.809798           12.410474            5.09%              56,595            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.809798           18.10%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth            12.549094            8.662889          -30.97%           1,510,092            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               15.423665           12.549094          -18.64%           1,272,300            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               17.534950           15.423665          -12.04%             441,712            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.914475           17.534950           35.78%              63,633            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.914475           29.14%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High               7.506322            7.692360            2.48%             856,728            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.615157            7.506322          -12.87%             494,523            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.255695            8.615157          -23.46%             118,481            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.530579           11.255695            6.89%              19,455            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.530579            5.31%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas          10.690513            8.421945          -21.22%              90,931            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.731142           10.690513          -22.14%              97,289            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               17.171657           13.731142          -20.04%              43,731            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.187321           17.171657           40.90%               7,559            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.187321           21.87%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas          10.000000            7.739985          -22.60%              74,589            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II                12.564462           11.255043          -10.42%             993,408            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.497111           12.564462          -13.33%             570,419            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               15.712599           14.497111           -7.74%             192,044            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.797152           15.712599           22.78%              37,857            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.797152           27.97%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth         8.791124            6.788835          -22.78%             110,485            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.389625            8.791124          -15.39%             108,441            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.683293           10.389625          -18.08%              60,097            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.309512           12.683293            3.04%              18,699            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.309512           23.10%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value         10.000000            7.454046          -25.46%              60,482            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors            11.082697            8.919246          -19.52%                 621            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.082697           10.83%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors            10.268045            7.503537          -26.92%              53,590            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.268045            2.68%                 640            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton             10.000000            7.873374          -21.27%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT             10.661295            7.892787          -25.97%              61,531            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.271980           10.661295          -13.12%              53,088            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.882376           12.271980          -11.60%              15,294            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.846282           13.882376           17.19%               1,812            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.846282           18.46%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid          16.298133           13.651955          -16.24%             634,435            2002
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.698444           16.298133           -2.40%             270,929            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.654661           16.698444           13.95%              36,873            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.253848           14.654661           19.59%                  78            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.253848           22.54%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT             9.866328           10.072515            2.09%             631,222            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.573036            9.866328            3.06%             225,792            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.552305            9.573036           -9.28%              23,852            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.339812           10.552305            2.06%                 442            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.339812            3.40%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              8.147532            6.830658          -16.16%              14,231            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.689073            8.147532           -6.23%              12,005            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            8.689073          -13.11%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            7.516119          -24.84%              44,634            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            8.829190          -11.71%              11,950            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            8.453928          -15.46%              32,682            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              3.399372            1.923621          -43.41%              66,686            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                6.001519            3.399372          -43.36%             109,722            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            6.001519          -39.98%               4,981            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            7.136357          -28.64%              18,615            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            7.945569          -20.54%               2,209            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             11.234737           12.331593            9.76%           3,503,439            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.591943           11.234737            6.07%           1,476,799            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.515930           10.591943           11.31%             199,744            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.853072            9.515930           -3.42%              22,093            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.853072           -1.47%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              6.624951            4.670172          -29.51%              81,965            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.321861            6.624951          -28.93%              72,133            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.829034            9.321861          -27.34%              61,038            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.439602           12.829034            3.13%              39,588            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.439602           24.40%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              6.509205            4.885747          -24.94%               3,111            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.225133            6.509205          -29.44%               3,005            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.225133           -7.75%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            7.777707          -22.22%              23,753            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            9.947392           -0.53%             315,287            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            9.543547           -4.56%             480,545            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            9.046478           -9.54%             799,396            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            8.598521          -14.01%             311,597            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            8.246178          -17.54%              61,257            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid         13.352487            8.317327          -37.71%             248,751            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               19.374164           13.352487          -31.08%             186,892            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               23.148836           19.374164          -16.31%              84,799            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.668723           23.148836           82.72%               5,302            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.668723           26.69%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             11.248046           11.259085            0.10%           3,077,417            2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.978256           11.248046            2.46%           1,789,371            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.468792           10.978256            4.87%             228,081            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.095781           10.468792            3.69%              34,919            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.095781            0.96%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.16%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.708803            8.752996          -18.26%             974,496            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.280107           10.708803          -12.80%             641,022            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.684916           12.280107           -3.19%             195,485            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.993303           12.684916            5.77%              65,991            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.993303           19.93%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            9.143759           -8.56%              23,550            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.        10.000000            7.502155          -24.98%              25,341            2002
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.337468            7.627885          -26.21%              33,302            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.874957           10.337468          -19.71%              30,301            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.846771           12.874957          -13.28%              13.241            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.212250           14.846771           21.57%               1,969            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.212250           22.12%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap            14.878675            9.816488          -34.02%             370,985            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.874259           14.878675          -11.83%             201,143            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               20.352098           16.874259          -17.09%              29,915            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           20.352098          103.52%                  16            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap            22.869189           16.473727          -27.97%             706,537            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               18.027390           22.869189           26.86%             362,271            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.391038            18.02739            9.98%              27,668            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.964349           16.391038           26.43%               2,332            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.964349           29.64%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company        17.159419           14.029693          -18.24%             524,064            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               18.598401           17.159419           -7.74%             286,690            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               17.267747           18.598401            7.71%              66,093            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.123056           17.267747           42.44%               3,518            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.123056           21.23%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT          10.000553            8.672706          -13.28%             572,323            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.498193           10.000553           -4.74%             364,251            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.651741           10.498193           -1.44%             109,044            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.677473           10.651741           -0.24%              10,460            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.677473            6.77%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT           12.717972            9.388270          -26.18%               1,014            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.293158           12.717972           -4.33%               1,329            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.489739           13.293158            6.43%               2,889            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.028676           12.489739           -4.14%                 794            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           13.028676           30.29%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth         3.814943            2.155919          -43.49%              24,079            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                6.327305            3.814943          -39.71%              55,790            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            6.327305          -36.73%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth        10.000000            7.498145          -25.02%               2,497            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT           11.080176           11.748112            6.03%             377,561            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.753649           11.080176            3.04%             187,319            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.290756           10.753649            4.50%              27,660            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.245831           10.290756            0.44%               1,481            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.245831            2.46%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -            6.302423            5.240220          -16.85%           1,130,113            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.152720            6.302423          -22.70%           1,023,497            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            8.152720          -18.47%             445,007            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -            4.038883            2.359397          -41.58%             474,132            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                6.515527            4.038883          -38.01%             637,428            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            6.515527          -34.84%             399,157            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -           10.000000            7.102551          -28.97%              61,041            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -            6.201296            4.553254          -26.58%             710,543            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.189524            6.201296          -24.28%             878,214            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            8.189524          -18.10%             351,019            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series             10.000000            7.750784          -22.49%             232,278            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT           14.271602           10.381389          -27.26%             264,337            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.652210           14.271602           -2.60%             138,744            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.648600           14.652210            0.02%              17,756            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.887023           14.648600           13.67%               2,098            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.887023           28.87%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT           14.613925           10.212487          -30.12%             490,159            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               19.610857           14.613925          -25.48%             330,845            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               21.426404           19.610857           -8.47%              80,411            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.077949           21.426404           52.20%               3,637            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           14.077949           40.78%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT           12.052088            9.041691          -24.98%             196,422            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.541566           12.052088           -3.90%             109,749            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.591929           12.541566           -0.40%              39,501            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.858021           12.591929            6.19%               6,848            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.858021           18.58%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable           14.294141           10.207958          -28.59%             603,699            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               21.029849           14.294141          -32.03%             430,833            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               23.954947           21.029849          -12.21%             156,829            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.191805           23.954947           81.59%               9,867            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           13.191805           31.92%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable           15.830623           11.451136          -27.66%           1,607,591            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               18.310774           15.830623          -13.54%             979,575            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               18.556149           18.310774           -1.32%             119,412            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.244991           18.556149           40.10%              17,485            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           13.244991           32.45%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable            8.288465            6.382747          -22.99%           1,573,943            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.528196            8.288465          -13.01%             757,650            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.528196           -4.72%              27,353            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable           11.907673            9.562870          -19.69%           1,153,099            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.402637           11.907673          -11.15%             768,411            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.854438           13.402637           -9.77%             179,629            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.340636           14.854438           20.37%              17,613            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.340636           23.41%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund         9.337249            6.757847          -27.62%           1,335,477            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.804830            9.337249           -4.77%             711,879            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.804830           -1.95%              15,687            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                  17.490433           18.893275            8.02%              48,622            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.063592           17.490433            8.88%               5,619            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.580968           16.063592           10.17%               3,436            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.395495           14.580968           27.95%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.395495           13.95%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                  10.000000            8.136858          -18.63%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                   6.029777            4.105313          -31.92%              68,605            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.625825            6.029777          -30.10%              49,606            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            8.625825          -13.74%               2,919            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                  13.688917           13.431758           -1.88%             386,877            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.601811           13.688917            8.63%             149,344            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.117726           12.601811            3.99%              14,825            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide              13.972459           13.417673           -3.97%              29,735            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.389442           13.972459           -2.90%              50,163            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               25.026598           14.389442          -42.50%               6,172            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.634284           25.026598           98.08%                 114            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.634284           26.34%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide              11.582739           11.130644           -3.90%              30,918            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.078363           11.582739          -11.44%              23,595            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.869689           13.078363           10.18%                 509            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.918535           11.869689           19.67%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.918535           -0.81%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable                9.825236            7.438990          -24.29%             140,161            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.903675            9.825236           -0.79%              75,232            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.903675           -0.96%              20,554            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable               10.453839            9.806289           -6.19%               3,519            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.271005           10.453839           -7.25%               2,420            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.271005           12.71%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997. The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund:
Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.
The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen

VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity
Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.15%)

   (VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance         10.027135            8.216845          -18.05%               3,535            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.027135            0.27%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance         10.001249            7.299783          -27.01%                   0            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.001249            0.01%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance         10.303987            7.704578          -25.23%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.303987            3.04%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance          9.946483            8.299896          -16.55%                   0            2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.946483           -0.54%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance         10.000000            8.197100          -18.03%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance         10.095341            6.959508          -31.06%               1,419            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.095341            0.95%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               11.685785            9.313685          -20.30%             258,509            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.900147           11.685785           -9.41%             146,347            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.599165           12.900147          -11.64%              22,723            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.513926           14.599165           16.66%                 108            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.513926           25.14%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               11.257260            8.860735          -21.29%              88,529            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.080508           11.257260          -29.99%             103,345            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               19.557409           16.080508          -17.78%              33,087            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.060517           19.557409           62.16%               1,453            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.060517           20.61%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               10.000000            8.052630          -19.47%              75,005            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               10.000000            7.976414          -20.24%              11,216            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               14.396972           12.435228          -13.63%             752,641            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.910062           14.396972           11.52%             314,969            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.053935           12.910062           16.79%               8,137            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.278389           11.053935           -1.99%                 334            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.278389           12.78%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance        10.485554            8.291769          -20.92%               1,595            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.485554            4.86%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance        10.187952            7.930224          -22.16%              25,745            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.187952            1.88%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance        10.165952            8.074931          -20.57%              24,942            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.165952            1.66%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance        10.299605            7.078674          -31.27%                 956            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.299605            3.00%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -          11.727447            7.632760          -34.92%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.625822           11.727447          -29.46%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               20.747888           16.625822          -19.87%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.837404           20.747888           61.62%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.837404           28.37%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -           9.859228            7.805870          -20.83%               1,988            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.833338            9.859228          -23.17%               1,988            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               17.518646           12.833338          -26.74%               1,988            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.550487           17.518646           51.67%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.550487           15.50%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -          13.419495           10.201400          -23.98%                 109            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.449360           13.419495           -0.22%                 260            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.491882           13.449360            7.66%                 421            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.894592           12.491882            5.02%                 679            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.894592           18.95%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment             10.000000            7.615982          -23.84%              38,357            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially           11.063366            7.770469          -29.76%             122,848            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.456547           11.063366          -23.47%             100,403            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.437396           14.456547          -12.05%              46,993            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.783289           16.437396           28.59%               6,032            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.783289           27.83%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index            11.566182            8.876292          -23.26%           1,368,266            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.324628           11.566182          -13.20%             749,618            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.857773           13.324628          -10.32%             253,249            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.462691           14.857773           19.22%              22,434            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.462691           24.63%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable               12.016387            9.892733          -17.67%             209,281            2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.404933           12.016387          -10.36%              96,329            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.648909           13.404933           -1.79%              14,660            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.388419           13.648909           10.17%               6,456            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.388419           23.88%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable               10.661508            8.523390          -20.05%                   0            2002
Investment Fund -
Developing Leaders
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.661508            6.62%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable               10.046998            8.717060          -13.24%               3,224            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.046998            0.47%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance            11.416849           12.335897            8.05%             966,159            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.693364           11.416849            6.77%             441,089            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.793677           10.693364            9.19%              20,525            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.793677           -2.06%               3,409            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP                   12.457519           10.220994          -17.95%           1,204,135            2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.279061           12.457519           -6.19%             641,311            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.402631           13.279061            7.07%              59,212            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.808307           12.402631            5.03%               5,809            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.808307           18.08%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth            12.528481            8.644282          -31.00%             704,263            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               15.406192           12.528481          -18.68%             525,759            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               17.523903           15.406192          -12.08%             173,505            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.912859           17.523903           35.71%              10,283            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.912859           29.13%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High               7.493979            7.675825            2.43%             329,290            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.605370            7.493979          -12.92%             180,057            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.248584            8.605370          -23.50%              33,809            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.529250           11.248584            6.83%               3,763            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.529250            5.29%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas          10.672961            8.403857          -21.26%              54,366            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.715591           10.672961          -22.18%              57,460            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               17.160838           13.715591          -20.08%               8,136            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.185792           17.160838           40.83%                  28            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.185792           21.86%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas          10.000000            7.737361          -22.63%              60,868            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II                12.543824           11.230871          -10.47%             515,269            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.480674           12.543824          -13.38%             257,169            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               15.702687           14.480674           -7.78%              73,712            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.795546           15.702687           22.72%               8,757            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.795546           27.96%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth         8.776671            6.774232          -22.82%              57,075            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.377837            8.776671          -15.43%              43,354            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.675276           10.377837          -18.13%              25,294            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.307964           12.675276            2.98%               5,159            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.307964           23.08%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value         10.000000            7.451528          -25.48%              32,169            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors            11.080884            8.913273          -19.56%               1,301            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.080884           10.81%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors            10.266364            7.498507          -26.96%               2,693            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.266364            2.66%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton             10.000000            7.870705          -21.29%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT             10.643778            7.875820          -26.01%             108,132            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.258057           10.643778          -13.17%              88,346            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.873607           12.258057          -11.64%              16,216            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.844786           13.873607           17.13%                 835            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.844786           18.45%                   0            1998

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid          16.271356           13.622624          -16.28%             327,800            2002
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.679519           16.271356           -2.45%             121,843            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.645409           16.679519           13.89%              16,740            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.252304           14.645409           19.53%                  30            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.252304           22.52%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT             9.850124           10.050887            2.04%             327,019            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.562175            9.850124            3.01%              93,709            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.545637            9.562175           -9.33%              18,241            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.338506           10.545637            2.00%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.338506            3.39%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              8.142380            6.822884          -16.21%               8,365            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.688017            8.142380           -6.28%              15,659            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            8.688017          -13.12%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            7.513570          -24.86%              16,853            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            8.825014          -11.75%               8,258            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            8.449939          -15.50%              24,952            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              3.397209            1.921414          -43.44%              18,430            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                6.000784            3.397209          -43.39%              27,935            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            6.000784          -39.99%               5,530            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            7.133934          -28.66%              10,385            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            7.941816          -20.58%                 469            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             11.216307           12.305129            9.71%           1,692,392            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.579941           11.216307            6.01%             760,538            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.509925           10.579941           11.25%              52,138            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.851828            9.509925           -3.47%              10,531            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.851828           -1.48%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              6.614069            4.660144          -29.54%              72,366            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.311292            6.614069          -28.97%              27,242            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.820934            9.311292          -27.37%               9,536            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.438039           12.820934            3.08%              10,795            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.438039           24.38%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              6.505103            4.880201          -24.98%               6,114            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.224008            6.505103          -29.48%               6,241            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.224008           -7.76%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            7.775080          -22.25%               8,868            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            9.942704           -0.57%             293,357            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            9.539048           -4.61%             330,433            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            9.042222           -9.58%             456,100            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            8.594465          -14.06%             384,549            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            8.242281          -17.58%              43,745            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid         13.330533            8.299447          -37.74%             103,698            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               19.352193           13.330533          -31.12%              76,927            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               23.134244           19.352193          -16.35%              21,986            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.667131           23.134244           82.63%                   4            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.667131           26.67%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             11.229574           11.234913            0.05%           1,334,983            2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.965798           11.229574            2.41%             829,390            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.462170           10.965798            4.81%              87,363            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.094495           10.462170            3.64%               4,389            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.094495            0.94%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.21%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.691229            8.734199          -18.31%             368,571            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.266207           10.691229          -12.84%             270,233            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.676933           12.266207           -3.24%              83,174            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.991803           12.676933            5.71%               9,053            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.991803           19.92%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            9.139446           -8.61%               8,379            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.        10.000000            7.498608          -25.01%              19,447            2002
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.320501            7.611516          -26.25%              25,082            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.860372           10.320501          -19.75%              10,549            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.837408           12.860372          -13.32%               7,204            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.210713           14.837408           21.51%               1,060            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.210713           22.11%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap            14.858644            9.798306          -34.06%             158,703            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.860140           14.858644          -11.87%              80,758            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               20.345317           16.860140          -17.13%              13,657            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           20.345317          103.45%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap            22.831653           16.438351          -28.00%             311,372            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               18.006956           22.831653           26.79%             168,598            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.380692           18.006956            9.93%              12,878            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.962717           16.380692           26.37%               1,583            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.962717           29.63%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company        17.131237           13.999555          -18.28%             267,657            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               18.577322           17.131237           -7.78%             125,153            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               17.256864           18.577322            7.65%              30,804            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.121529           17.256864           42.37%               6,650            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.121529           21.22%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT           9.984133            8.654097          -13.32%             274,448            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.486281            9.984133           -4.79%             117,237            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.645005           10.486281           -1.49%              37,310            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.676123           10.645005           -0.29%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.676123            6.76%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT           12.697103            9.368121          -26.22%                 850            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.278102           12.697103           -4.38%               1,016            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.481871           13.278102            6.38%                 824            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.027042           12.481871           -4.18%                 587            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           13.027042           30.27%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth         3.812534            2.153459          -43.52%              27,396            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                6.326526            3.812534          -39.74%              32,600            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            6.326526          -36.73%               6,506            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth        10.000000            7.495604          -25.04%                  95            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT           11.062002           11.722912            5.97%             261,771            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.741462           11.062002            2.98%             158,025            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.284262           10.741462            4.45%              18,768            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.244538           10.284262            0.39%               2,287            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.244538            2.45%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -            6.296270            5.232452          -16.90%             521,036            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.148922            6.296270          -22.73%             480,337            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            8.148922          -18.51%             219,493            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -            4.034937            2.355896          -41.61%             206,001            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                6.512483            4.034937          -38.04%             280,985            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            6.512483          -34.88%             156,908            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -           10.000000            7.100137          -29.00%              21,391            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -            6.195252            4.546506          -26.61%             328,594            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.185713            6.195252          -24.32%             401,635            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            8.185713          -18.14%             157,268            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -           10.000000            7.748155          -22.52%              88,076            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT           14.248188           10.359099          -27.30%             149,252            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.635622           14.248188           -2.65%              96,978            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.639366           14.635622           -0.03%               5,136            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.885403           14.639366           13.61%               1,244            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.885403           28.85%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT           14.589932           10.190559          -30.15%             235,316            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               19.588644           14.589932          -25.52%             148,489            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               21.412911           19.588644           -8.52%              40,069            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.076184           21.412911           52.12%                 196            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           14.076184           40.76%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT           12.032300            9.022270          -25.02%              62,633            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.527350           12.032300           -3.95%              25,516            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.583972           12.527350           -0.45%               5,158            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.856528           12.583972            6.14%               1,898            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.856528           18.57%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable           14.270642           10.186018          -28.62%             189,178            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               21.006006           14.270642          -32.06%             140,424            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               23.939845           21.006006          -12.26%              58,925            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.190143           23.939845           81.50%               1,868            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           13.190143           31.90%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable           15.804639           11.426546          -27.70%             773,243            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               18.290036           15.804639          -13.59%             397,876            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               18.544459           18.290036           -1.37%              75,179            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.243332           18.544459           40.03%               5,203            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           13.243332           32.43%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable            8.281465            6.374126          -23.03%             921,010            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.525016            8.281465          -13.06%             383,590            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.525016           -4.75%              17,604            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable           11.888126            9.542333          -19.73%             569,305            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.387444           11.888126          -11.20%             377,989            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.845060           13.387444           -9.82%              95,500            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.339083           14.845060           20.31%               4,870            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.339083           23.39%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund         9.329375            6.748731          -27.66%             739,674            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.801555            9.329375           -4.82%             395,292            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.801555           -1.98%               3,804            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                  17.461708           18.852711            7.97%              55,593            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.045362           17.461708            8.83%              11,621            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.571756           16.045362           10.11%                 102            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.394055           14.571756           27.01%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.394055           13.94%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                  10.000000            8.134101          -18.66%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                   6.024685            4.099757          -31.95%              38,327            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.622944            6.024685          -30.13%              34,859            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            8.622944          -13.77%                 934            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                  13.666427           13.402911           -1.93%             224,701            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.587517           13.666427            8.57%              65,944            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.105635           12.587517            3.98%              11,476            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide              13.949511           13.388854           -4.02%              16,855            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.373141           13.949511           -2.95%              22,902            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               25.010854           14.373141          -42.53%               1,587            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.632701           25.010854           97.99%                 165            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.632701           26.33%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide              11.563707           11.106735           -3.95%              31,183            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.063519           11.563707          -11.48%               8,603            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.862189           13.063519           10.13%                 588            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.917280           11.862189           19.61%                 319            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.917280            0.83%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable                9.816956            7.428955          -24.33%              53,093            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.900367            9.816956           -0.84%              26,177            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.900367           -1.00%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable               10.445052            9.793092           -6.24%              11,599            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.267247           10.445052           -7.30%                 140            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.267247           12.67%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen

VA Masters Fund: Class 1;
Evergreen Variable Annuity Trust - Evergreen VA Omega Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                    OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)

   (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance         10.026509            8.212173          -18.10%                   0            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.026509            0.27%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance         10.000631            7.295627          -27.05%                   0            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.000631            0.01%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance         10.303341            7.700196          -25.27%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund:  Series I Shares
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.303341            3.03%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance          9.945864            8.295181          -16.60%                   0            2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.945864           -0.54%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance         10.000000            8.194331          -18.06%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance         10.094710            6.955547          -31.10%                   0            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.094710            0.95%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               11.591056            9.233496          -20.34%             184,961            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.802086           11.591056           -9.46%             130,546            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.495483           12.802086          -11.68%              62,095            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.431326           14.495483           16.60%              10,035            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.431326           24.31%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               10.162935            7.995327          -21.33%             139,330            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.524713           10.162935          -30.03%             166,198            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               17.674116           14.524713          -17.82%              88,614            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.904652           17.674116           62.08%               6,941            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.904652            9.05%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               10.000000            8.049901          -19.50%              87,707            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               10.000000            7.973718          -20.26%              10,332            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               14.654697           12.651422          -13.67%             354,877            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.147862           14.654697           11.46%             164,199            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.263216           13.147862           16.73%              30,204            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.497731           11.263216           -2.04%               3,606            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.497731           14.98%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance        10.484898            8.287053          -20.96%                 868            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.484898            4.85%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance        10.187317            7.925715          -22.20%                   0            2002
Funds -Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.187317            1.87%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance        10.165320            8.070344          -20.61%                 936            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.165320            1.65%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance        10.298964            7.074648          -31.31%                   0            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.298964            2.99%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -          11.620449            7.559296          -34.95%                 427            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.482534           11.620449          -29.50%                 567            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               20.579437           16.482534          -19.91%                 521            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.739606           20.579437           61.54%                 352            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.739606           27.40%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -           9.206014            7.285009          -20.87%                 903            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.989196            9.206014          -23.21%                 748            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.374564           11.989196          -26.78%               1,108            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.801619           16.374564           51.59%               1,073            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.801619            8.02%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -          13.167262           10.004585          -24.02%               8,120            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.203287           13.167262           -0.27%               7,546            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.269490           13.203287            7.61%               5,069            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.688738           12.269490            4.97%               1,590            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.688738           16.89%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment             10.000000            7.613403          -23.87%               8,400            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially           11.025487            7.739942          -29.80%             270,506            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.414394           11.025487          -23.51%             225,355            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.397708           14.414394          -12.10%             137,189            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.758878           16.397708           28.52%              18,281            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.758878           27.59%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index            11.460136            8.790442          -23.30%           1,052,739            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.209188           11.460136          -13.24%             779,572            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.736468           13.209188          -10.36%             419,850            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.367188           14.736468           19.16%              86,392            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.367188           23.67%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable               11.823034            9.728623          -17.71%             116,977            2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.195948           11.823034          -10.40%              82,891            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.442893           13.195948           -1.84%              49,669            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.207586           13.442893           10.12%              11,523            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.207586           22.08%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable               10.660845            8.518549          -20.09%                   0            2002
Investment Fund -
Developing Leaders
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.660845            6.61%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable               10.046373            8.712095          -13.28%                   0            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.046373            0.46%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance            11.401464           12.313044            8.00%             281,981            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.684388           11.401464            6.71%             140,588            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.790385           10.684388            9.13%              37,347            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.790385           -2.10%               1,278            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP                   12.483021           10.236736          -17.99%             550,080            2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.313013           12.483021           -6.23%             357,279            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.440601           13.313013            7.01%             132,911            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.850451           12.440601            4.98%              20,376            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.850451           18.50%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth            12.608518            8.695091          -31.04%             759,470            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               15.512519           12.608518          -18.72%             601,219            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               17.653733           15.512519          -12.13%             347,480            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.015101           17.653733           35.64%              51,168            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           13.015101           30.15%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High               7.379494            7.554754            2.37%             168,059            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.478210            7.379494          -12.96%             122,563            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.087928            8.478210          -23.54%              60,554            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.384114           11.087928            6.78%               7,779            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.384114            3.84%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas           9.879361            7.775040          -21.30%              58,482            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.702222            9.879361          -22.22%              64,819            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               15.900927           12.702222          -20.12%              39,955            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.296846           15.900927           40.76%               5,838            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.296846           12.97%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas          10.000000            7.734738          -22.65%              31,997            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II                12.335838           11.039054          -10.51%             450,944            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.247834           12.335838          -13.42%             326,099            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               15.457984           14.247834           -7.83%             188,575            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.602507           15.457984           22.66%              32,053            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.602507           26.03%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth         8.844341            6.823011          -22.85%              91,292            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.463173            8.844341          -15.47%              75,348            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.785984           10.463173          -18.17%              44,435            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.421717           12.785984            2.93%              12,514            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.421717           24.22%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value         10.000000            7.448995          -25.51%               6,496            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors            11.079073            8.907304          -19.60%                 947            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.079073           10.79%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors            10.264683            7.493478          -27.00%              17,111            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.264683            2.65%               5,418            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton             10.000000            7.868033          -21.32%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT             10.702140            7.914998          -26.04%              31,641            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.331560           10.702140          -13.21%              21,849            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.963829           12.331560          -11.69%               9,075            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.927845           13.963829           17.07%               1,554            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.927845           19.28%                   0            1998

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid          16.253946           13.601153          -16.32%             176,737            2002
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.670157           16.253946           -2.50%              91,694            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.644558           16.670157           13.83%              43,124            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.257790           14.644558           19.47%               2,739            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.257790           22.58%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT            10.044539           10.244088            1.99%              76,912            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.755865           10.044539            2.96%              35,837            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.764664            9.755865           -9.37%              14,584            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.558563           10.764664            1.95%               2,010            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.558563            5.59%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              8.137235            6.815122          -16.25%               8,157            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.686950            8.137235           -6.33%               5,592            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            8.686950          -13.13%                  87            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            7.511024          -24.89%              12,529            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            8.820856          -11.79%               2,023            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            8.445947          -15.54%               6,067            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              3.395066            1.919236          -43.47%              34,627            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                6.000048            3.395066          -43.42%              34,300            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            6.000048          -40.00%               3,481            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            7.131516          -28.68%               9,539            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            7.938080          -20.62%                 436            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             11.565612           12.681945            9.65%             758,616            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.914977           11.565612            5.96%             310,186            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.816007           10.914977           11.20%              67,859            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.174058            9.816007           -3.52%              10,483            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.174058            1.74%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              6.580071            4.633836          -29.58%             117,421            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.268169            6.580071          -29.00%             100,858            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.767993            9.268169          -27.41%              80,065            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.392954           12.767993            3.03%              32,789            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.392954           23.93%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              6.500996            4.874649          -25.02%               3,050            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.222891            6.500996          -29.51%               1,979            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.222891           -7.77%                 206            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            7.772433          -22.28%               1,640            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            9.938018           -0.62%              37,897            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            9.534557           -4.65%              84,789            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            9.037949           -9.62%             223,772            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            8.590418          -14.10%             102,594            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            8.238400          -17.62%              38,101            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid         13.096398            8.149536          -37.77%             122,230            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               19.022019           13.096398          -31.15%              87,092            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               22.750997           19.022019          -16.39%              51,861            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.463581           22.750997           82.54%               2,837            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.463581           24.64%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             11.247642           11.247296            0.00%             996,796            2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.989031           11.247642            2.35%             612,905            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.489614           10.989031            4.76%             240,296            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.126097           10.489614            3.59%              30,147            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.126097            1.26%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.26%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.654646            8.699902          -18.35%             385,823            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.230458           10.654646          -12.88%             339,098            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.646339           12.230458           -3.29%             225,669            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.968910           12.646339            5.66%              49,012            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.968910           19.69%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            9.135134           -8.65%               5,985            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.        10.000000            7.495072          -25.05%               7,409            2002
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              9.913802            7.307866          -26.29%              23,789            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.359900            9.913802          -19.79%              16,475            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.267173           12.359900          -13.37%              10,747            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.747364           14.267173           21.45%               1,955            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.747364           17.47%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap            14.838618            9.780139          -34.09%             115,958            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.846010           14.838618          -11.92%              63,640            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               20.338511           16.846010          -17.17%              24,702            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           20.338511          103.39%                 809            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap            22.134881           15.928613          -28.04%             230,125            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               17.466310           22.134881           26.73%             126,721            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               15.896867           17.466310            9.87%              48,783            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.586199           15.896867           26.30%               6,578            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.586199           25.86%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company        16.957444           13.850506          -18.32%             182,520            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               18.398225           16.957444           -7.83%             119,100            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               17.099098           18.398225            7.60%              53,875            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.016781           17.099098           42.29%               2,090            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.016781           20.17%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT          10.059016            8.714584          -13.37%             164,344            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.570325           10.059016           -4.84%             113,124            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.735723           10.570325           -1.54%              51,449            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.772545           10.735723           -0.34%               9,540            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.772545            7.73%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT           12.142851            8.954641          -26.26%               3,920            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.704964           12.142851           -4.42%               3,697            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.949113           12.704964            6.33%               2,636            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.477330           11.949113           -4.23%                 989            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.477330           24.77%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth         3.810112            2.150995          -43.55%               9,082            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                6.325751            3.810112          -39.77%               8,191            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            6.325751          -36.74%                 732            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth        10.000000            7.493056          -25.07%                 950            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT           11.293959           11.962673            5.92%              73,185            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.972282           11.293959            2.93%              34,793            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.510552           10.972282            4.39%              12,789            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.475252           10.510552            0.34%               1,536            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.475252            4.75%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -            6.290120            5.224689          -16.94%             868,779            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.145127            6.290120          -22.77%             693,831            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            8.145127          -18.55%             399,979            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -            4.030994            2.352398          -41.64%             430,146            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                6.509446            4.030994          -38.07%             477,396            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            6.509446          -34.91%             286,325            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -           10.000000            7.097740          -29.02%              47,727            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -            6.189198            4.539769          -26.65%             473,028            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.181886            6.189198          -24.35%             516,544            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            8.181886          -18.18%             263,507            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -           10.000000            7.745526          -22.54%             127,717            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT           13.589004            9.874844          -27.33%              81,440            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.965623           13.589004           -2.70%              55,243            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.976229           13.965623           -0.08%              14,673            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.307946           13.976229           13.55%               1,093            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.307946           23.08%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT           14.181298            9.900112          -30.19%             227,721            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               19.049729           14.181298          -25.56%             160,496            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               20.834304           19.049729          -8.57%`              80,148            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.702754           20.834304           52.04%               6,622            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           13.702754           37.03%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT           11.978104            8.977079          -25.05%              74,140            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.477284           11.978104           -4.00%              30,316            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.539993           12.477284           -0.50%              12,880            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.821068           12.539993            6.08%               2,529            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.821068           18.21%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable           14.001802            9.989064          -28.66%             352,561            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               20.620784           14.001802          -32.10%             269,619            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               23.512658           20.620784          -12.30%             158,654            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.961315           23.512658           81.41%              10,220            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.961315           29.61%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable           15.196200           10.981083          -27.74%             507,981            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               17.594890           15.196200          -13.63%             311,184            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               17.848621           17.594890            1.42%             131,188            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.752843           17.848621           39.96%              16,973            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.752843           27.53%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable            8.274485            6.365520          -23.07%             437,569            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.521827            8.274485          -13.10%             187,638            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.521827           -4.78%              25,666            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable           11.687410            9.376475          -19.77%             399,331            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.168121           11.687410          -11.24%             289,044            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.609212           13.168121           -9.86%             139,505            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.149185           14.609212           20.25%              18,558            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.149185           21.49%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund         9.321492            6.739605          -27.70%             365,848            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.798273            9.321492           -4.87%             201,388            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.798273           -2.02%              16,017            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                  17.444590           18.824701            7.91%              19,090            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.037786           17.444590            8.77%               6,331            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.572201           16.037786           10.06%               2,595            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.400149           14.572201           27.82%                 388            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.400149           14.00%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                  10.000000            8.131339          -18.69%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                   6.019598            4.094230          -31.98%              40,983            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.620055            6.019598          -30.17%              15,244            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            8.620055          -13.80%               1,376            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                  14.079160           13.800701           -1.98%             131,492            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.974262           14.079160            8.52%              55,119            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.479280           12.974262            3.97%              13,887            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide              13.343009           12.800242           -4.07%              33,383            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.755231           13.343009           -3.00%              28,998            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               23.947713           13.755231          -42.56%              16,180            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.101814           23.947713           97.89%               1,854            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.101814           21.02%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide              12.319065           11.826254           -4.00%              10,590            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.923943           12.319065          -11.53%               4,054            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.649846           13.923943           10.07%               1,909            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.581149           12.649846           19.55%                 523            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.581149            5.81%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable                9.739393            7.366518          -24.36%               8,038            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.827143            9.739393           -0.89%               2,984            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.827143           -2.32%                 917            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable               10.960868           10.271502           -6.29%               1,103            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.829701           10.960868           -7.34%                  77            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.896766           11.829701           19.53%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen

VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity
Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.25%)

   (VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance         10.025883            8.207495          -18.14%               8,685            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.025883            0.26%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance         10.000003            7.291460          -27.09%                 855            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.000003            0.00%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance         10.302704            7.695812          -25.30%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund:  Series I Shares
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.302704            3.03%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance          9.945243            8.290454          -16.64%                   0            2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.945243           -0.55%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance         10.000000            8.191550          -18.08%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance         10.094080            6.951585          -31.13%               2,505            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.094080            0.94%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               11.571520            9.213262          -20.38%             100,523            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.787029           11.571520           -9.51%              97,935            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.485724           12.787029          -11.73%              63,199            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.429254           14.485724           16.55%               9,493            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.429254           24.29%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               10.145818            7.977821          -21.37%              48,955            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.507647           10.145818          -30.07%              63,276            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               17.662250           14.507647          -17.86%              35,312            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.902825           17.662250           62.00%               5,351            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.902825            9.03%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               10.000000            8.047171          -19.53%              32,162            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               10.000000            7.971013          -20.29%               1,597            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               14.630021           12.623723          -13.71%             228,356            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.132406           14.630021           11.40%             119,609            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.255628           13.132406           16.67%               6,350            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.495807           11.255628           -2.09%               1,559            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.495807           14.96%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance        10.484245            8.282334          -21.00%               4,108            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.484245            4.84%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance        10.186682            7.921201          -22.24%               1,377            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.186682            1.87%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance        10.164684            8.065749          -20.65%               6,899            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.164684            1.65%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance        10.298323            7.070624          -31.34%               7,073            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.298323            2.98%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -          11.600830            7.542705          -34.98%                 426            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.463131           11.600830          -29.53%                 426            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               20.565582           16.463131          -19.95%                 563            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.737475           20.565582           61.46%                 696            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.737475           27.37%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -           9.190492            7.269038          -20.91%                 931            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.975093            9.190492          -23.25%                 931            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.363554           11.975093          -26.82%                 962            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.799816           16.363554           51.52%               1,235            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.799816            8.00%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -          13.145064            9.982657          -24.06%               1,775            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.187744           13.145064           -0.32%               1,716            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.261224           13.187744            7.56%                 853            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.686779           12.261224            4.92%                 360            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.686779           16.87%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment             10.000000            7.610820          -23.89%               4,678            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially           11.006915            7.722981          -29.84%              94,075            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.397461           11.006915          -23.55%              80,302            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.386683           14.397461          -12.14%              55,503            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.756741           16.386683           28.46%              10,183            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.756741           27.57%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index            11.440825            8.771190          -23.33%             639,737            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.193664           11.440825          -13.29%             482,700            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.726559           13.193664          -10.41%             310,201            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.365124           14.726559           19.10%              63,733            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.365124           23.65%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable               11.803122            9.707308          -17.76%             100,218            2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.180436           11.803122          -10.45%              41,832            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.433832           13.180436           -1.89%              17,841            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.205549           13.433832           10.06%               5,595            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.205549           22.06%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable               10.660185            8.513692          -20.14%                 140            2002
Investment Fund -
Developing Leaders
Portfolio:  Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.660185            6.60%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable               10.045746            8.707145          -13.33%                   0            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.045746            0.46%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance            11.386105           12.290233            7.94%             262,934            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.675429           11.386105            6.66%             124,780            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.787093           10.675429            9.08%              18,799            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.787093           -2.13%                 448            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP                   12.462000           10.214304          -18.04%             394,171            2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.297371           12.462000           -6.28%             233,532            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.432231           13.297371            6.96%              55,949            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.848469           12.432231            4.93%              17,124            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.848469           18.48%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth            12.587267            8.676036          -31.07%             437,183            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               15.494279           12.587267          -18.76%             360,054            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               17.641868           15.494279          -12.17%             242,259            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.012933           17.641868           35.57%              38,115            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           13.012933           30.13%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High               7.367024            7.538157            2.32%             141,069            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.468211            7.367024          -13.00%             100,355            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.080460            8.468211          -23.58%              29,946            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.382374           11.080460            6.72%               3,154            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.382374            3.82%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas           9.862700            7.757996          -21.34%              18,862            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.687275            9.862700          -22.26%              22,068            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               15.890221           12.687275          -20.16%              11,101            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.294949           15.890221           40.68%               1,581            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.294949           12.95%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas          10.000000            7.732121          -22.68%              12,649            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II                12.315058           11.014882          -10.56%             218,088            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.231074           12.315058          -13.46%             134,275            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               15.447579           14.231074           -7.88%              73,604            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.600399           15.447579           22.60%              21,423            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.600399           26.00%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth         8.829438            6.808058          -22.89%              43,956            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.450878            8.829438          -15.51%              34,982            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.777351           10.450878          -18.21%              18,255            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.419643           12.777351            2.88%               5,625            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.419643           24.20%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value         10.000000            7.446470          -25.54%                 343            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors            11.077264            8.901324          -19.64%                   0            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.077264           10.77%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors            10.263007            7.488460          -27.03%                 610            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.263007            2.63%                 254            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                              ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton             10.000000            7.865374          -21.35%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

                                              ------------------- ------------------- ------------------- ------------
                          ------------------- ------------------- ------------------- ------------------- ------------

                                              ------------------- ------------------- ------------------- ------------
                          ------------------- ------------------- ------------------- ------------------- ------------

                                              ------------------- ------------------- ------------------- ------------
                          ------------------- ------------------- ------------------- ------------------- ------------

                                              ------------------- ------------------- ------------------- ------------
                          ------------------- ------------------- ------------------- ------------------- ------------

                                              ------------------- ------------------- ------------------- ------------
                          ------------------- ------------------- ------------------- ------------------- ------------

                                              ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                              ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT             10.684106            7.897653          -26.08%              24,130            2002
Value Fund: Class I -
Q/NQ

                          ------------------- ------------------- ------------------- ------------------- ------------
                          ------------------- ------------------- ------------------- ------------------- ------------

                               12.317063           10.684106          -13.26%              20,316            2001

                          ------------------- ------------------- ------------------- ------------------- ------------
                                              ------------------- ------------------- ------------------- ------------

                               13.954430           12.317063          -11.73%              10,559            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.925844           13.954430           17.01%                 711            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.925844           19.26%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid          16.226571           13.571367          -16.36%             105,442            2002
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.650563           16.226571           -2.55%              50,539            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.634711           16.650563           13.77%              16,374            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.255745           14.634711           19.41%                 721            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.255745           22.56%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT            10.027593           10.221629            1.94%              84,692            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.744373           10.027593            2.91%              33,050            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.757403            9.744373           -9.42%               5,404            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.556787           10.757403            1.90%                 889            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.556787            5.57%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              8.132085            6.807349          -16.29%               2,834            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.685889            8.132085           -6.38%               3,140            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            8.685889          -13.14%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            7.508471          -24.92%               3,816            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            8.816690          -11.83%                 641            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            8.441957          -15.58%               1,889            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              3.392912            1.917037          -43.50%              10,805            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                5.999315            3.392912          -43.45%              13,539            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            5.999315          -40.01%               2,683            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            7.129086          -28.71%               2,650            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            7.934323          -20.66%                 702            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             11.546116           12.654152            9.60%             517,189            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.902126           11.546116            5.91%             228,589            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.809384           10.902126           11.14%              43,339            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.172348            9.809384           -3.57%               7,309            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.172348            1.72%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              6.568981            4.623680          -29.61%              77,513            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.257262            6.568981          -29.04%              65,238            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.759401            9.257262          -27.45%              67,380            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.390885           12.759401            2.97%              32,292            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.390885           23.91%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              6.496891            4.869101          -25.05%               1,789            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.221767            6.496891          -29.55%               1,956            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.221767           -7.78%                  84            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            7.769802          -22.30%               2,276            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            9.933326           -0.67%             148,245            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            9.530058           -4.70%              53,313            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            9.033690           -9.66%             221,559            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            8.586354          -14.14%             205,356            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            8.234496          -17.66%             181,704            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid         13.074320            8.131671          -37.80%              51,742            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               18.999657           13.074320          -31.19%              39,941            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               22.735718           18.999657          -16.43%              22,586            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.461498           22.735718           82.45%               3,067            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.461498           24.61%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             11.228670           11.222643           -0.05%             356,268            2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.976083           11.228670            2.30%             205,398            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.482530           10.976083            4.71%              56,300            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.124383           10.482530            3.54%              36,945            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.124383            1.24%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.31%

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.636664            8.680809          -18.39%             216,256            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.216049           10.636664          -12.93%             182,849            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.637807           12.216049           -3.34%              82,642            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.966903           12.637807            5.61%              30,226            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.966903           19.67%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            9.130827           -8.69%               8,231            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.        10.000000            7.491533          -25.08%                 547            2002
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT              9.897097            7.291847          -26.32%               8,840            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.345376            9.897097          -19.83%               6,043            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.257588           12.345376          -13.41%               4,328            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.745400           14.257588           21.39%                 768            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.745400           17.45%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap            14.818626            9.762003          -34.12%              61,716            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.831886           14.818626          -11.96%              32,915            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               20.331712           16.831886          -17.21%              12,896            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           20.331712          103.32%                 729            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap            22.097595           15.893715          -28.07%             126,976            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               17.445777           22.097595           26.66%              59,935            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               15.886176           17.445777            9.82%               9,463            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.584102           15.886176           26.24%                 746            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.584102           25.84%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company        16.928867           13.820149          -18.36%             120,982            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               18.376589           16.928867           -7.88%              74,999            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               17.087592           18.376589            7.54%              28,386            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.014774           17.087592           42.22%               3,688            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.014774           20.15%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT          10.042076            8.695502          -13.41%              91,760            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.557899           10.042076           -4.89%              78,325            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.728485           10.557899           -1.59%              14,305            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.770735           10.728485           -0.39%               2,153            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.770735            7.71%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT           12.122397            8.935027          -26.29%               2,722            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.690016           12.122397           -4.47%               2,890            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.941061           12.690016            6.27%               1,369            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.475236           11.941061           -4.28%                 342            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.475236           24.75%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth         3.807695            2.148538          -43.57%               5,470            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                6.324975            3.807695          -39.80%               5,133            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            6.324975          -36.75%               1,633            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth        10.000000            7.490515          -25.09%                 145            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT           11.274938           11.936481            5.87%              63,148            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.959378           11.274938            2.88%              21,381            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.503468           10.959378            4.34%              12,231            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.473496           10.503468            0.29%                 950            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.473496            4.73%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -            6.283990            5.216955          -16.98%             327,987            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.141323            6.283990          -22.81%             263,082            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            8.141323          -18.59%             147,102            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -            4.027049            2.348897          -41.67%             187,497            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                6.506406            4.027049          -38.11%             202,292            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            6.506406          -34.94%             115,290            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -           10.000000            7.095326          -29.05%              34,591            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -            6.183160            4.533041          -26.69%             182,412            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.178071            6.183160          -24.39%             231,809            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            8.178071          -18.22%             144,127            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -           10.000000            7.742909          -22.57%              66,397            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT           13.566133            9.853218          -27.37%              68,155            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.949218           13.566133           -2.75%              41,912            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.966839           13.949218           -0.13%               5,057            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.305897           13.966839           13.50%               2,029            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.305897           23.06%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT           14.157405            9.878424          -30.22%              91,409            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               19.027345           14.157405          -25.59%              73,083            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               20.820318           19.027345           -8.61%              28,148            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.700471           20.820318           51.97%               2,400            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           13.700471           37.00%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT           11.957935            8.957418          -25.09%              25,915            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.462618           11.957935           -4.05%              11,246            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.531553           12.462618           -0.55%               5,031            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.819096           12.531553            6.03%               2,887            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.819096           18.19%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable           13.978216            9.967175          -28.69%             160,612            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               20.596567           13.978216          -32.13%             108,373            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               23.496887           20.596567          -12.34%              65,179            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.959156           23.496887           81.31%               5,067            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.959156           29.59%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable           15.170607           10.957031          -27.77%             318,624            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               17.574219           15.170607          -13.68%             227,087            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               17.836627           17.574219           -1.47%              96,743            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.750719           17.836627           39.89%               6,969            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.750719           27.51%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable            8.267491            6.356923          -23.11%             305,448            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.518646            8.267491          -13.14%             198,296            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.518646           -4.81%              11,455            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable           11.667724            9.355937          -19.81%             243,101            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.152642           11.667724          -11.29%             154,996            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.599387           13.152642           -9.91%              70,923            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.147153           14.599387           20.19%               7,153            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.147153           21.47%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund         9.313641            6.730519          -27.73%             296,972            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.795001            9.313641           -4.91%             227,546            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            9.795001           -2.05%               4,842            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                  17.415214           18.783491            7.86%              15,757            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               16.018934           17.415214            8.72%               6,225            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               14.562396           16.018934           10.00%               3,153            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.398245           14.562396           27.76%                  58            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           11.398245           13.98%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                  10.000000            8.128587          -18.71%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                   6.014503            4.088676          -32.02%              19,354            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                8.617166            6.014503          -30.20%               7,698            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000            8.617166          -13.83%                 397            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal                  14.055442           13.770483           -2.03%              71,004            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.959009           14.055442            8.46%              33,569            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.466313           12.959009            3.95%               3,736            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide              13.320519           12.772187           -4.12%              15,878            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.739047           13.320519           -3.05%              15,600            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               23.931619           13.739047          -42.59%               6,313            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.099788           23.931619           97.79%               1,590            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           12.099788           21.00%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide              12.298301           11.800336           -4.05%               2,125            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               13.907561           12.298301          -11.57%               4,057            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               12.641312           13.907561           10.02%                 271            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.579367           12.641312           19.49%                  92            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.000000           10.579367            5.79%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable                9.727116            7.353509          -24.40%              43,267            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.819759            9.727116           -0.94%              15,395            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               10.057633            9.819759           -2.37%                 303            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable               10.947049           10.253363           -6.34%                 787            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                               11.820812           10.947049           -7.39%                 514            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                9.894290           11.820812           19.47%                 134            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997. The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund:
Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.
The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance

Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund:
Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.30%)

   (VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.025259           8.202822                -18.18%               1,181            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.025259                 0.25%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.999379            7.287312                -27.12%                   0            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.999379                 -0.01%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.302057           7.691424                -25.34%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.302057                 3.02%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.944626            8.285737                -16.68%                   0            2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.944626                 -0.55%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.000000           8.188770                -18.11%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.093448           6.947632                -31.17%                   0            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.093448                 0.93%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          11.552029           9.193080                -20.42%              49,941            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.771997           11.552029                -9.55%              18,534            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.475981           12.771997               -11.77%               3,833            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.427175           14.475981                16.49%                 168            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.427175                24.27%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.128725           7.960337                -21.41%              15,113            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.490593           10.128725               -30.10%              18,945            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.650383           14.490593               -17.90%              10,171            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.901004           17.650383                61.92%               1,834            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.901004                 9.01%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           8.044442                -19.56%               4,254            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.968301                -20.32%               1,182            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          14.605357           12.596055               -13.76%              99,852            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.116946           14.605357                11.35%           1,077,697            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.248045           13.116946                16.62%                 878            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.493876           11.248045                -2.14%                  76            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.493876                14.94%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.483592           8.277620                -21.04%                 939            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.483592                 4.84%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.186046           7.916685                -22.28%                 313            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.186046                 1.86%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.164046           8.061146                -20.69%               2,171            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.164046                 1.64%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.297677           7.066588                -31.38%               2,320            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.297677                 2.98%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     11.581271           7.526163                -35.01%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.443767           11.581271               -29.57%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.551766           16.443767               -19.99%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.735345           20.551766                61.38%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.735345                27.35%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     9.175002            7.253109                -20.95%                   0            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.961010           9.175002                -23.29%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.352558           11.961010               -26.86%                  50            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.798003           16.352558                51.44%                  50            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.798003                 7.98%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     13.122923           9.960794                -24.10%                  45            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.172245           13.122923                -0.37%                  60            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.252980           13.172245                 7.50%                  92            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.684826           12.252980                 4.86%                  10            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.684826                16.85%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        10.000000           7.608241                -23.92%               2,511            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially      10.988353           7.706045                -29.87%              19,484            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.380518           10.988353               -23.59%              19,294            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.375662           14.380518               -12.18%               5,530            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.754610           16.375662                28.39%               1,109            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.754610                27.55%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index       11.421554           8.751979                -23.37%             124,740            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.178151           11.421554               -13.33%              55,945            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.716647           13.178151               -10.45%              31,664            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.363055           14.716647                19.04%               8,725            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.363055                23.63%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          11.783214           9.686029                -17.80%              62,864            2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.164923           11.783214               -10.50%               9,511            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.424790           13.164923                -1.94%               2,574            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.203505           13.424790                10.01%               1,610            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.203505                22.04%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.659521           8.508841                -20.18%                   0            2002
Investment Fund -
Developing Leaders
Portfolio:  Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.659521                 6.60%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.045118           8.702180                -13.37%                   0            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.045118                 0.45%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance       11.370764           12.267458                 7.89%             116,316            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.666472           11.370764                 6.60%              32,080            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.783812            10.666472                 9.02%               3,340            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.783812                 -2.16%                 153            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP              12.440995           10.191923               -18.08%              87,945            2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.281731           12.440995                -6.33%              42,329            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.423854           13.281731                 6.91%               6,473            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.846486           12.423854                 4.87%               1,407            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.846486                18.46%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth       12.566043           8.657007                -31.11%              71,467            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.476056           12.566043               -18.80%              40,149            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.630000           15.476056               -12.22%              27,355            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.010755           17.630000                35.50%               6,940            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           13.010755                30.11%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High         7.354603            7.521629                  2.27%              42,591            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.458245            7.354603                -13.05%              14,996            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.072984           8.458245                -23.61%               2,753            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.380632           11.072984                 6.67%                 654            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.380632                 3.81%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     9.846083            7.740990                -21.38%               3,730            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.672362           9.846083                -22.30%               3,824            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.879549           12.672362               -20.20%               1,193            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.293057           15.879549                40.61%                 275            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.293057                12.93%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.000000           7.729491                -22.71%               5,889            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II           12.294307           10.990756               -10.60%              59,999            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.214337           12.294307               -13.51%              30,889            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.437189           14.214337                -7.92%               7,020            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.598299           15.437189                22.53%               2,939            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.598299                25.98%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth   8.814543            6.793127                -22.93%               7,392            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.438575           8.814543                -15.56%               7,860            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.768758           10.438575               -18.25%               3,094            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.417568           12.768758                 2.83%                 690            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.417568                24.18%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value    10.000000           7.443946                -25.56%              23,961            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       11.075439           8.895350                -19.68%                   0            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.075439                10.75%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       10.261319           7.483427                -27.07%                   0            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.261319                 2.61%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton        10.000000           7.862698                -21.37%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT        10.666092           7.880333                -26.12%              15,166            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.302565           10.666092               -13.30%               3,842            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.945030           12.302565               -11.78%                 214            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.923848           13.945030                16.95%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.923848                19.24%                   0            1998

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     16.199200           13.541599               -16.41%              30,900            2002
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.630966           16.199200                -2.60%              36,163            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.624858           16.630966                13.72%               3,031            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.253691           14.624858                19.35%                 172            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.253691                22.54%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT       10.010690           10.199226                 1.88%               9,448            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.732895            10.010690                 2.85%               4,092            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.247974           9.732895                 -9.46%                 333            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.743342           14.247974                 1.85%                 179            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.743428                 5.55%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.126945            6.799600                -16.33%                 234            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.684823            8.126945                 -6.42%               1,830            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.684823                -13.15%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.505927                -24.94%               3,034            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.812529                -11.87%                   0            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gatmore GVIT         10.000000           8.437976                -15.62%               1,778            2002
Global Health Services
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        3.390760            1.914851                -43.53%               1,250            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.998573            3.390760                -43.47%               1,268            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           5.998573                -40.01%                 123            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.126672                -28.73%                  11            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.930578                -20.69%                   0            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.526653           12.626432                 9.54%             173,812            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.889287           11.526653                 5.85%              73,470            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.802780            10.889287                11.08%              15,517            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.170644           9.802780                 -3.62%               4,105            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.170644                 1.71%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.557891            4.613524                -29.65%               8,674            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.246358            6.557891                -29.08%               6,978            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.750810           9.246358                -27.48%              18,473            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.388810           12.750810                 2.92%               2,624            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.388810                23.89%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.492772            4.863546                -25.09%               6,636            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.220640            6.492772                -29.58%               6,713            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.220640                 -7.79%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.767159                -22.33%                   0            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.928642                 -0.71%              76,767            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.525559                 -4.74%              17,906            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.029424                 -9.71%              34,989            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.582311                -14.18%               1,940            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.230619                -17.69%               1,675            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid    13.052260           8.113826                -37.84%              12,105            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          18.977298           13.052260               -31.22%               7,065            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          22.720430           18.977298               -16.47%               4,355            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.459415           22.720430                82.36%               1,329            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.459415                24.59%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.209725           11.198034                -0.10%             197,339            2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.963142           11.209725                 2.25%              89,467            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.475448           10.963142                 4.66%              13,070            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.122671           10.475448                 3.49%                  35            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.122671                 1.23%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.36%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.618745           8.661797                -18.43%              46,941            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.201684           10.618745               -12.97%              25,866            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.629301           12.201684                -3.39%              19,726            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.964909           12.629301                 5.55%               4,083            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.964909                19.65%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.126509                 -8.73%                   0            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.   10.000000           7.487992                -25.12%               6,226            2002
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        9.880402            7.275861                -26.36%               2,407            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.330829           9.880402                -19.87%               2,414            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.247974           12.330829               -13.46%                 511            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.743428           14.247974                21.33%                  36            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.743428                17.43%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       14.798640           9.743886                -34.16%              17,713            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.817775           14.798640               -12.01%              11,543            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.324927           16.817775               -17.26%                 887            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           20.324927               103.25%                 105            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       22.060369           15.858883               -28.11%              30,843            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.425261           22.060369                26.60%              38,208            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.875478           17.425261                 9.76%               2,053            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.581999           15.875478                26.18%                  59            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.581999                25.82%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company   16.900322           13.789861               -18.40%              33,228            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          18.354971           16.900322                -7.93%              16,793            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.076087           18.354971                 7.49%               4,789            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.012761           17.076087                42.15%                 773            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.012761                20.13%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT     10.025137           8.676428                -13.45%              46,682            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.545461           10.025137                -4.93%              17,690            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.721257           10.545461                -1.64%                 252            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.768931           10.721257                -0.44%                  16            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.768931                 7.69%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT      12.101949           8.915420                -26.33%                  44            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.675084           12.101949                -4.52%                 236            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.933031           12.675084                 6.22%                 144            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.473162           11.933031                -4.33%                  15            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.473162                24.73%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   3.805277            2.146082                -43.60%                   0            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.324196            3.805277                -39.83%               2,150            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.324196                -36.76%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   10.000000           7.487971                -25.12%                   0            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT      11.255907           11.910299                 5.81%              38,469            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.946464           11.255907                 2.83%              12,216            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.496386           10.946464                 4.29%                 154            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.471735           10.496386                 0.24%                   8            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.471735                 4.72%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.277859            5.209227                -17.02%              63,723            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.137529            6.277859                -22.85%              38,433            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.137529                -18.62%              15,435            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      4.023106            2.345410                -41.70%              20,320            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.503356            4.023106                -38.14%              20,880            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.503356                -34.97%               7,886            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.092920                -29.07%               5,896            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.177123            4.526318                -26.72%              30,657            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.174255            6.177123                -24.43%              44,525            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.174255                -18.26%               8,355            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.740287                -22.60%               8,784            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      13.543264           9.831629                -27.41%              19,051            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.932809           13.543264                -2.80%               6,855            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.957433           13.932809                -0.18%                  85            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.303831           13.957433                13.44%                  94            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.303831                23.04%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      14.133513           9.856745                -30.26%              27,002            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          19.004946           14.133513               -25.63%              21,075            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.806301           19.004946                -8.66%               6,999            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.698179           20.806301                51.89%                 206            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           13.698179                36.98%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      11.937762           8.937773                -25.13%               1,720            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.447943           11.937762                -4.10%               1,709            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.523110           12.447943                -0.60%               1,241            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.817120           12.523110                 5.97%                 528            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.817120                18.17%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      13.954638           9.945321                -28.73%              16,933            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.572328           13.954638               -32.17%              11,507            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          23.481073           20.572328               -12.39%               7,789            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.956986           23.481073                81.22%               1,811            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.956986                29.57%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      15.145026           10.933007               -27.81%              89,193            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.553551           15.145026               -13.72%              35,386            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.824624           17.553551                -1.52%               9,855            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.748581           17.824624                39.82%               1,857            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.748581                27.49%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.260515            6.348332                -23.15%              64,611            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.515462            8.260515                -13.19%              14,573            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.515462                 -4.85%               6,409            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      11.648072           9.355444                -19.85%              81,370            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.137180           11.648072               -11.34%              42,758            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.589572           13.137180                -9.96%              21,732            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.145122           14.589572                20.13%               2,585            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.145122                21.45%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund   9.305769            6.721420                -27.77%              66,440            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.791721            9.305769                 -4.96%              27,470            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.791721                 -2.08%                 345            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             17.385852           18.742335                 7.80%              17,279            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.000072           17.385852                 8.66%               4,096            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.552579           16.000072                 9.95%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.396332           14.552579                27.70%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.393332                13.96%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             10.000000           8.125827                -18.74%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             6.009420            4.083152                -32.05%               2,634            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.614274            6.009420                -30.24%               2,873            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.614274                -13.86%                 249            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             14.031746           13.740303                -2.08%              23,231            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.943746           14.031746                 8.41%               3,218            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.453337           12.943746                 3.94%               1,015            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         13.298062           12.744182                -4.17%               1,622            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.722894           13.298062                -3.10%              36,453            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          23.915562           13.722894               -42.62%                 680            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.097773           23.915562                97.69%                 672            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.097773                20.98%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         12.277582           11.774488                -4.10%                   0            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.891206           12.277582               -11.62%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.632809           13.891206                 9.96%               1,764            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.577601           12.632809                19.43%                 542            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.577601                 5.78%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          9.714847            7.340505                -24.44%               5,746            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.812366            9.714847                 -0.99%              10,406            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.055109           9.812366                 -2.41%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          10.933230           10.235226                -6.38%                 392            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.811917           10.933230                -7.44%                 189            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.891807            11.811917                19.41%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen

VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity
Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.35%)

   (VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.024630             8.198152              -18.22%               5,833            2002
Funds, Inc.- AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             10.024630               0.25%                   0            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.998756              7.283152              -27.16%               2,491            2002
Funds, Inc.- AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             9.998756               -0.01%                   0            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.301414             7.687034              -25.38%                   0            2002
Funds, Inc.- AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             10.301414               3.01%                   0            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.943999              8.281007              -16.72%                 206            2002
Funds, Inc.- AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             9.943999               -0.56%                   0            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.000000             8.185996              -18.14%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.092825             6.943670              -31.20%               4,849            2002
Funds, Inc.- AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             10.092825               0.93%                   0            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

American Century          11.609139             9.233843              -20.46%              57,467            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.841696             11.609139              -9.60%              26,371            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          14.562313             12.841696             -11.82%               3,122            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.507622             14.562313              16.43%               1,354            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             12.507622              25.08%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

American Century          11.183425             8.784787              -21.45%              13,215            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          16.007673             11.183425             -30.14%              16,672            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          19.508116             16.007673             -17.94%               3,482            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.054452             19.508116              61.81%                  15            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             12.054452              20.54%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           8.041711                -19.58%              14,703            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.965608                -20.34%                 212            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          14.302552           12.328634               -13.80%              80,958            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.851555           14.302552                11.29%              30,987            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.026014           12.851555                16.56%               2,805            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.272705           11.026014                -2.19%                  19            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.272705                12.73%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.482938           8.272895                -21.08%               2,819            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.482938                 4.83%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.185413           7.912177                -22.32%               5,157            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.185413                 1.85%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.163417           8.056558                -20.73%               9,025            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.163417                 1.63%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.297037           7.062559                -31.41%               7,504            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.297037                 2.97%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     11.650462           7.567283                -35.05%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.550469           11.650462               -29.61%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.695562           16.550469               -20.03%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.830950           20.695562                61.29%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.830950                28.31%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     9.794534            7.738943                -20.99%                   0            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.775184           9.794534                -23.33%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.474463           12.775184               -26.89%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.544672           17.474463                51.36%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.544672                15.45%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     13.331498           10.113964               -24.13%                 134            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.388420           13.331498                -0.43%                 134            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.460330           13.388420                 7.45%                 134            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.888597           12.460330                 4.81%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.888597                18.89%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        10.000000           7.605654                -23.94%                 363            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially      10.990787           7.703845                -29.91%              27,346            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.391057           10.990787               -23.63%              14,453            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.395915           14.391057               -12.23%               2,430            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.776857           16.395915                28.33%                 254            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.776857                27.77%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index       11.490304           8.800186                -23.41%             160,625            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.264252           11.490304               -13.67%             112,885            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.820270           13.264252               -10.50%              18,320            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.456413           14.820270                18.98%               2,222            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.456413                24.56%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          11.937596           9.807948                -17.84%              28,960            2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.344202           11.937596               -10.54%              15,407            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.614453           13.344202                -1.99%                 716            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.382184           13.614453                 9.95%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.382184                23.82%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.658854           8.503992                -20.22%               1,734            2002
Investment Fund -
Developing Leaders
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.658854                 6.59%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.044488           8.697218                -13.41%                   0            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.044488                 0.44%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance       11.355438           12.244728                 7.83%             102,978            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.657518           11.355438                 6.55%              72,571            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.780523            10.657518                 8.97%               2,458            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.780523                 -2.19%                  26            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Equity -     12.375831           10.133398               -18.12%             122,376            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.218906           12.375831                -6.38%              53,268            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.371310           13.218906                 6.85%               2,547            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.802357           12.371310                 4.82%                 339            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.802357                18.02%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth       12.446254           8.570136                 31.14%             130,612            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.336364           12.446254               -18.84%              90,976            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.479679           15.336364               -12.26%              14,284            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.906358           17.479679                35.43%               1,835            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.906358                29.06%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High         7.444808            7.610038                  2.22%              35,017            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.566348            7.444808                -13.09%              24,627            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.220168           8.566348                -23.65%               1,693            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.523939           11.220168                 6.62%                  43            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.523939                 5.24%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.602942           8.331809                -21.42%               3,817            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.653448           10.602942               -22.34%               3,955            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.117558           13.653448               -20.24%               1,338            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.179658           17.117558                40.54%                 188            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.179658                21.80%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.000000           7.726868                -22.73%               5,273            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II           12.461548           11.134608               -10.65%              49,624            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.415058           12.461548               -13.55%              23,751            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.663065           14.415058                -7.97%               5,494            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.789109           15.663065                22.47%                  75            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.789109                27.89%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth   8.719070            6.716136                -22.97%               7,047            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.330777           8.719070                -15.60%               6,575            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.643267           10.330777               -18.29%                 918            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.301762           12.643267                 2.78%                 104            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.301762                23.02%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value    10.000000           7.441418                -25.59%                 244            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       11.073628           8.889372                -19.72%                   0            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.073628                10.74%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       10.259637           7.478403                -27.11%               2,172            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.259637                 2.60%                  89            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton        10.000000           7.860031                -21.40%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT        10.573946           7.808298                -26.16%               6,312            2002
Value Fund: Class I -
Q/NQ

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.202501           10.573946               -13.35%               5,216            2001

                          ------------------- ------------------- ------------------- ------------------- ------------
                          ------------------- ------------------- ------------------- ------------------- ------------

                          13.838584           12.202501               -11.82%                 139            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.838823           13.838584                16.89%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.838823                18.39%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     16.164624           13.505833               -16.45%              44,514            2002
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.603938           16.164624                -2.65%              17,526            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.608445           16.603938                13.66%                 931            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.246138           14.608445                19.29%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.246138                22.46%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT       9.785504            9.964745                  1.83%              23,553            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.518824            9.785504                  2.80%               8,216            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.519004           9.518824                 -9.51%                 283            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.333294           10.519004                 1.80%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.333294                 3.33%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.121795            6.791842                -16.38%                 553            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.683765            8.121795                 -6.47%                 588            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.683765                -13.16%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.503370                -24.97%               1,563            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.808359                -11.92%                  38            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.433972                -15.66%               1,079            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        3.388600            1.912655                -43.56%               2,689            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.997839            3.388600                -43.50%               1,555            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           5.997839                -40.02%                  44            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.124249                -28.76%                 120            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.926832                -20.73%                   0            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.142753           12.199721                 9.49%             229,688            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.531983           11.142753                 5.80%             100,663            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.485894            10.531983                11.03%               7,797            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.846859            9.485894                 -3.67%                 234            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.846859                 -1.535                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.570618            4.620133                -29.68%               5,278            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.269045            6.570618                -29.11%               3,201            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.788549           9.269045                -27.52%               1,478            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.431774           12.788549                 2.87%               1,457            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.431774                24.32%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.488671            4.858005                -25.13%                 759            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.219512            6.488671                -29.62%                 707            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.219512                 -7.80%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.764530                -22.35%                 286            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.923961                 -0.76%              48,119            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.521061                 -4.79%              21,619            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.025163                 -9.75%              86,679            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.578257                -14.22%              39,530            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.226725                -17.73%              14,969            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid    13.242999           8.228218                -37.87%              25,810            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          19.264494           13.242999               -31.26%              10,223            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          23.075929           19.264494               -16.52%               2,345            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.660760           23.075929                82.26%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.660760                26.61%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.155845           11.138565                -0.15%             272,762            2002
Money Market Fund Class
I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.916008           11.155845                 2.20%             122,103            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.435669           10.916008                 4.60%               5,456            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.089342           10.435669                 3.43%                 193            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.089342                 0.89%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.41%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.621089           8.659317                -18.47%              53,418            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.210612           10.621089               -13.02%              36,814            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.644908           12.210612                -3.43%               6,477            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.985762           12.644908                 5.50%                 307            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.985762                19.86%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.122198                 -8.78%                 553            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.   10.000000           7.484456                -25.16%               4,047            2002
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.252768           7.546232                -26.40%               5,492            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.802092           10.252768               -19.91%                 904            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.799960           12.802092               -13.50%                 103            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.204564           14.799960                21.27%                 102            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.204564                22.05%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       14.778663           9.725788                -34.19%              24,363            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.803658           14.778663               -12.05%               9,723            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.318124           16.803658               -17.30%               1,212            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           20.318124               103.18%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       22.681958           16.297452               -28.15%              49,824            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.925387           22.681958                26.54%              21,803            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.339365           17.925387                 9.71%               1,261            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.956203           16.339365                26.11%                  86            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.956203                29.56%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company   17.018889           13.879545               -18.45%              25,539            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          18.493168           17.018889                -7.97%              10,574            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.213333           18.493168                 7.44%               4,379            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.115436           17.213333                42.08%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.115436                21.15%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT     9.918634            8.579903                -13.50%              26,421            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.438746           9.918634                 -4.98%              10,357            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.618109           10.438746                -1.69%               1,879            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.670741           10.618109                -0.49%                 201            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.670741                 6.71%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT      12.613785           9.287776                -26.37%                  36            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.217900           12.613785                -4.57%                  64            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.450334           13.217900                 6.17%                   7            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.020484           12.450334                -4.38%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           13.020484                30.20%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   3.802866            2.143637                -43.63%               1,378            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.323419            3.802866                -39.86%               1,442            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.323419                -36.77%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   10.000000           7.485430                -25.15%                 115            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT      10.989466           11.622486                 5.76%              17,458            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.692772           10.989466                 2.77%               5,181            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.258279           10.692772                 4.24%               1,098            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.239367           10.258279                 0.18%                  25            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.239367                 2.39%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.271720            5.201491                -17.06%              77,791            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.133724            6.271720                -22.89%              54,293            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.133724                -18.66%              20,027            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      4.019173            2.341922                -41.73%              53,257            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.500322            4.019173                -38.17%              53,630            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.500322                -35.00%              18,888            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.090507                -29.09%              10,975            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.171086            4.519598                -26.76%              44,661            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.170438            6.171086                -24.47%              49,411            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.170438                -18.30%              15,222            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.737652                -22.62%              22,184            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      14.154744           10.270302               -27.44%              13,810            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.569299           14.154744                -2.85%               5,816            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.602403           14.569299                -0.23%                 336            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.878920           14.602403                13.38%                  18            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.878920                28.79%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      14.494171           10.103131               -30.30%              16,983            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          19.499868           14.494171               -25.67%              12,142            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          21.358908           19.499868                -8.70%               3,141            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.069118           21.358908                51.81%                 103            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           14.069118                40.69%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      11.953368           8.944911                -25.17%              12,218            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.470576           11.953368                -4.15%               3,120            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.552194           12.470576                -0.65%                 126            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.850559           12.552194                 5.92%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.850559                18.51%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      14.177025           10.098682               -28.77%              46,163            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.910873           14.177025               -32.20%              28,102            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          23.879534           20.910873               -12.43%               6,975            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.183516           23.879534                81.13%                  70            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           13.183516                31.84%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      15.700970           11.328575               -27.85%             101,591            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          18.207193           15.700970               -13.77%              54,535            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          18.497677           18.207193                -1.57%               4,008            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.236669           18.497677                39.75%                 223            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           13.236669                32.37%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.253527            6.339745                -23.19%             123,691            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.512275            8.253527                -13.23%              49,448            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.512275                 -4.88%               3,096            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      11.810153           9.460540                -19.89%              77,169            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.326790           11.810153               -11.38%              44,886            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.807604           13.326790               -10.00%               8,227            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.332876           14.807604                20.07%                 378            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.332876                23.33%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund   9.297902            6.712333                -27.81%              70,002            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.788444            9.297902                 -5.01%              39,821            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.0000000          9.788444                 -2.12%                 712            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             17.347230           18.691227                 7.75%               2,347            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.972670           17.347230                 8.61%                 759            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.534892           15.972670                 9.89%                  57            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.388309           14.534892                27.63%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.388309                13.88%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             10.000000           8.123074                -18.77%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             6.004330            4.077618                -32.09%               4,772            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.611387            6.004330                -30.27%               3,234            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.611387                -13.89%                 305            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             13.576808           13.288079                -2.13%              19,186            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.530461           13.576808                 8.35%               4,812            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.057366           12.530461                 3.92%                 289            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         13.857976           13.274041                -4.21%               2,649            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.308006           13.857976                -3.15%               1,271            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          24.947866           14.308006               -42.65%                 629            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.626347           24.947866                97.59%                  11            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.626347                26.26%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         11.487829           11.011517                -4.15%               1,040            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.004291           11.487829               -11.66%                 390            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.832203           13.004291                 9.91%                 272            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.912267            11.832203                19.37%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.912267                 -0.88%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          9.702589            7.327517                -24.48%               1,258            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.804985            9.702589                 -1.04%                 689            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.052587           9.804985                 -2.46%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          10.919444           10.217139                -6.43%                   0            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.803037           10.919444                -7.49%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.889327            11.803037                19.35%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products

Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications
Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology
Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund:
Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.40%)

   (VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance      10.024005           8.193477              -18.26%                 533            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.000000           10.0240005              0.24%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance      9.998128            7.279004              -27.20%                 168            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series I
Shares - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.000000           9.998128               -0.02%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance      10.300772           7.682655              -25.42%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.000000           10.300772               3.01%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance      9.943377            8.276292              -16.77%               1,542            2002
Funds, Inc. - AIM V.I.
Core Equity Fund: Series
I Shares - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.000000           9.943377               -0.57%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance      10.000000           8.183208              -18.17%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance      10.092187           6.939696              -31.24%               1,937            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.000000           10.092187               0.92%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

American Century Variable   11.590032           9.213961              -20.50%             206,254            2002
Portfolios, Inc. -
American Century VP
Income & Growth Fund:
Class I - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            12.827110           11.590032              -9.64%             119,298            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            14.553111           12.827110             -11.86%           1,035,699            2000

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            12.506047           14.553111              16.37%              15,535            1999

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.000000           12.506407              25.06%                   0            1998

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

American Century Variable   11.165028           8.765875              -21.49%              92,032            2002
Portfolios, Inc. -
American Century VP
International Fund: Class
I - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            15.989500           11.165028             -30.17%             103,852            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            19.495801           15.989500             -17.98%           1,297,705            2000

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            12.052929           19.495801              61.75%               7,664            1999

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.000000           12.052929              20.53%                   0            1998

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           8.038975                -19.61%              85,146            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.962903                -20.37%              10,619            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

-------------------------                     ------------------- ------------------- ------------------- ------------
-------------------------                     ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          14.279045           12.302130               -13.84%             526,449            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.836968           14.279045                11.23%             186,267            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.019041           12.836968                16.50%             565,858            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.271284           11.019041                -2.24%               7,925            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.271284                12.71%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.482285           8.268181                -21.12%              31,408            2002
Fund - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.482285                 4.82%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------

BB&T Variable Insurance   10.184775           7.907669                -22.36%                   0            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.184775                 1.85%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.162778           8.051957                -20.77%              22,700            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.162778                 1.63%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.296395           7.058531                -31.45%              14,167            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.296395                 2.96%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     11.631260           7.550966                -35.08%                 684            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.531655           11.631260               -29.64%               1,397            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.682481           16.531655               -20.07%               1,553            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.829333           20.682481                61.21%               1,159            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.829333                28.29%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     9.778400            7.722272                -21.03%                 695            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.760667           9.778400                -23.37%                 695            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.463426           12.760667               -26.93%                 722            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.543216           17.463426                51.29%                 653            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.543216                15.43%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     13.309568           10.092195               -24.17%               4,606            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.373210           13.309568                -0.48%               7,923            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.452445           13.373210                 7.39%              44,542            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.887094           12.452445                 4.76%               4,826            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.887094                18.87%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        10.000000           7.603070                -23.97%              38,930            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially      10.972704           7.687264                -29.94%             104,936            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.374715           10.972704               -23.67%              75,381            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.385550           14.374715               -12.27%           1,415,838            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.775247           16.385550                28.26%               7,051            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.775247                27.75%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index       11.471393           8.781243                -23.45%             891,752            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.249172           11.471393               -13.42%             472,546            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.810885           13.249172               -10.54%           4,894,139            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.454838           14.810885                18.92%              72,533            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.454838                24.55%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          11.917939           9.786828                -17.88%             181,918            2002
Investment Fund -
Appreciation Portfolio:
Initial Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.329025           11.917939               -10.59%              71,688            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.605834           13.329025                -2.03%             505,702            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.380620           13.605834                 9.90%              22,748            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.380620                23.81%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.658189           8.499150                -20.26%                   0            2002
Investment Fund -
Developing Leaders
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.658189                 6.58%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.043862           8.692270                -13.46%                 251            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.043862                 0.44%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance       11.340121           12.222015                 7.78%             526,163            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.648571           11.340121                 6.49%             189,641            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.777237            10.648571                 8.91%             763,200            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.777237                 -2.23%                 182            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Equity -     12.355466           10.111588               -18.16%             604,917            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.203880           12.355446                -6.43%             227,625            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.363474           13.203880                 6.80%           2,792,254            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.800868           12.363474                 4.77%              19,485            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.800868                18.01%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth       12.425772           8.551687                -31.18%             522,078            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.318941           12.425772               -18.89%             313,707            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.468631           15.318941               -12.31%           5,843,533            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.904732           17.468631                35.37%              45,619            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.904732                29.05%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High         7.432559            7.593653                  2.17%             168,061            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.556624            7.432559                -13.14%             117,563            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.213084           8.556624                -23.69%           1,062,094            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.522617           11.213084                 6.56%               7,259            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.522617                 5.23%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.585490           8.313864                -21.46%              36,765            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.637938           10.585490               -22.38%              40,748            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.106743           13.637938               -20.28%             555,818            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.178128           17.106743                40.47%               2,556            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.178128                21.78%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.000000           7.724242                -22.76%              62,517            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II           12.441038           11.110642               -10.69%             397,414            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.398694           12.441038               -13.60%             134,317            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.653161           14.398694                -8.01%           2,649,153            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.787496           15.653161                22.41%              18,957            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.787496                27.87%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth   8.704709            6.701675                -23.01%              76,767            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.319040           8.704709                -15.64%              57,997            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.635267           10.319040               -18.33%             568,663            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.300214           12.635267                 2.72%              10,667            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.300214                23.00%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value    10.000000           7.438892            -25.61%                  25,660         2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       11.071808           8.883397            -19.77%                   4,498         2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.071808           10.72%                        0         2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       10.257957           7.473377            -27.15%                  10,886            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.257957                 2.58%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton        10.000000           7.857358                -21.43%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT        10.556552           7.791482                -26.19%              52,756            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.188636           10.556552               -13.39%              29,795            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.829829           12.188636               -11.87%             345,867            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.837331           13.829829                16.83%               2,220            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.837331                18.37%                   0            1998

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     16.138025           13.476762               -16.49%             202,393            2002
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.585077           16.138025                -2.70%              56,039            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.599208           16.585077                13.60%             606,256            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.244601           14.599208                19.23%                 871            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.00000            12.244601                22.45%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT       9.769394            9.943317                  1.78%             120,947            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.507993            9.769394                  2.75%              42,290            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.512337           9.507993                 -9.55%             297,326            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.331990           10.512337                 1.75%               2,864            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.331990                 3.32%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.116661            6.784099                -16.42%               3,389            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.682706            8.116661                 -6.52%               5,193            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.682706                -13.17%               3,923            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.500827                -24.99%              11,212            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.804197                -11.96%               3,717            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.429985                -15.70%              11,088            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        3.386452            1.910471                -43.58%               9,483            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.997100            3.386452                -43.53%               4,914            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           5.997100                -40.03%             152,388            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.121827                -28.78%               3,169            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.923073                -20.77%               2,416            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.124403           12.173458                 9.43%             765,003            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.519995           11.124403                 5.75%             264,101            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.479885            10.519995                10.97%           1,581,604            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.845615            9.479885                 -3.71%               8,033            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.845615                 -1.54%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.559782            4.610169                -29.72%              69,402            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.258498            6.559782                -29.15%              84,659            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.780450           9.258498                -27.56%             560,401            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.430206           12.780450                 2.82%              46,385            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.430206                24.30%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.484565            4.852467                -25.17%               2,065            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.218392            6.484565                -29.66%               4,333            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.218392                 -7.82%               2,317            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.761892                -22.38%               7,668            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.919273                 -0.81%              34,834            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.516564                 -4.83%             122,836            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.020903                 -9.79%             437,562            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.574196                -14.26%             387,124            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.222834                -17.77%              35,763            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid    13.221187           8.210492                -37.90%              88,366            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          19.242613           13.221187               -31.29%              49,355            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          23.061361           19.242613               -16.56%             684,000            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.659167           23.061361                82.17%               3,393            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.659167                26.59%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.137467           11.114578                -0.21%             541,314            2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.903584           11.137467                 2.15%             267,088            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.429048           10.903584                 4.55%           6,330,817            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.088053           10.429048                 3.38%               5,490            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.088053                 0.88%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.603608           8.640665                -18.51%             272,975            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.196740           10.603608               -13.06%             165,105            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.636905           12.196740                -3.48%           1,890,338            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.984248           12.636905                 5.45%              70,837            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.984248                19.84%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.46%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.117886                 -8.82%               7,089            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.   10.000000           7.480912                -25.19%               9,980            2002
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.235887           7.529984                -26.44%              15,163            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.787543           10.235887               -19.95%              11,851            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.790595           12.787543               -13.54%             139,030            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.203027           14.790595                21.20%               1,502            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.203027                22.03%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       14.758730           9.707740                -34.22%             164,717            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.789563           14.758730               -12.10%              59,700            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.311328           16.789563               -17.34%             578,147            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           20.311328               103.11%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       22.644645           16.262376               -28.18%             219,229            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.905028           22.644645                26.47%              69,911            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.329040           17.905028                 9.65%             532,664            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.954576           16.329040                26.05%               2,879            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.954576                29.55%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company   16.990870           13.849676               -18.49%             188,764            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          18.472168           16.990870                -8.02%              67,686            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.202461           18.472168                 7.38%             950,852            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.113907           17.202461                42.01%               1,566            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.113907                21.14%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT     9.902320            8.561448                -13.54%             209,797            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.426893           9.902320                 -5.03%              89,508            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.611396           10.426893                -1.74%             475,700            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.669391           10.611396                -0.54%               2,546            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.669391                 6.69%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT      12.593029           9.267781                -26.41%               4,079            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.202878           12.593029                -4.62%               4,134            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.442449           13.202878                 6.11%              35,186            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.018839           12.442449                -4.43%               3,398            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           13.018839                30.19%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   3.800451            2.141179                -43.66%               3,573            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.322639            3.800451                -39.89%               3,772            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.322639                -36.77%              65,419            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   10.000000           7.482888                -25.17%                  13            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT      10.971350           11.597439                 5.71%             110,591            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.680606           10.971350                 2.72%              39,423            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.251777           10.680606                 4.18%             637,744            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.238069           10.251777                 0.13%               1,003            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.238069                 2.38%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.265584            5.193752                -17.11%             501,069            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.129929            6.265584                -22.93%             397,428            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.129929                -18.70%           5,376,398            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      4.015227            2.338439                -41.76%             228,302            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.497274            4.015227                -38.20%             257,424            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.497274                -35.03%           6,332,246            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.088099                -29.12%              47,695            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.165048            4.512894                -26.80%             189,081            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.166613            6.165048                -24.51%             225,860            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.166613                -18.33%           3,586,651            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.735029                -22.65%              60,459            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      14.131442           10.248188               -27.48%             109,981            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.552749           14.131442                -2.90%              64,009            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.593171           14.552749                -0.28%             339,264            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.877297           14.593171                13.32%               1,157            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.877297                28.77%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      14.470284           10.081358               -30.33%             181,785            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          19.477696           14.470284               -25.71%              92,493            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          21.345408           19.477696                -8.75%           1,391,756            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.067351           21.345408                51.74%               5,530            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           14.067351                40.67%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      11.933692           8.925645                -25.21%              36,561            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.456413           11.933692                -4.20%              10,040            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.544255           12.456413                -0.70%             210,577            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.849067           12.544255                 5.87%               4,774            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.849067                18.49%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      14.153669           10.076931               -28.80%             180,071            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.887100           14.153669               -32.24%             114,027            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          23.864429           20.887100               -12.48%           1,678,912            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.181851           23.864429                81.04%               4,548            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           13.181851                31.82%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      15.675123           11.304185               -27.88%             473,034            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          18.186519           15.675123               -13.81%             200,351            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          18.485985           18.186519                -1.62%           1,696,632            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.235004           18.485985                39.67%              17,692            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           13.235004                32.35%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.246547            6.331165                -23.23%             619,375            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.509088            8.246547                -13.28%             139,745            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.509088                 -4.91%             493,760            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      11.790725           9.440180                -19.94%             440,464            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.311650           11.790725               -11.43%             208,709            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.798240           13.311650               -10.05%           2,344,612            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.331317           14.798240                20.01%              22,130            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.331317                23.31%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund   9.290050            6.703248                -27.84%             467,668            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.785166            9.290050                 -5.06%             140,963            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.785166                 -2.15%             382,648            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             17.318710           18.651037                 7.69%              17,846            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.954543           17.318710                 8.55%                 980            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.525802           15.954543                 9.84%             163,770            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.386873           14.525802                27.57%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.386873                13.87%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             10.000000           8.120315                -18.80%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             5.999237            4.072095                -32.12%              53,351            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.608498            5.999237                -30.31%              44,259            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.608498                -13.92%              65,694            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             13.554456           13.259472                -2.18%             169,457            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.516221           13.554456                 8.30%              57,064            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.045311           12.516221                 3.91%             427,420            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         13.835162           12.245459                -4.26%              31,361            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.291739           13.835162                -3.19%              23,418            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          24.932117           14.291739               -42.68%             188,853            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.624752           24.932117                97.49%               1,758            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.624752                26.25%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         11.468935           10.987828                -4.19%              26,601            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.989532           11.468935               -11.71%               6,382            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.824722           12.989532                 9.85%              49,620            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.911011            11.824722                19.31%               2,718            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.911011                 -0.89%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          9.690344            7.314565                -24.52%               6,038            2002
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.797620            9.690344                 -1.09%               4,072            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.050072           9.797620                 -2.51%              43,826            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          10.905632           10.199036                -6.48%               1,683            2002
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.794133           10.905632                -7.53%                 497            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.886841            11.794133                19.29%               6,831            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund: Class

1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income
Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.45%)

   (VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.023374             8.188802              -18.30%                   0            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             10.023374               0.23%                   0            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.997503              7.274854              -27.23%                   0            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             9.997503               -0.02%                   0            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.300127             7.678269              -25.45%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             10.300127               3.00%                   0            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.942756              8.271567              -16.81%                   0            2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             9.942756               -0.57%                   0            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.000000             8.180432              -18.20%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.091557             6.935739              -31.27%                   0            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             10.091557               0.92%                   0            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

American Century          11.570948             9.194119              -20.54%              25,681            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.812521             11.570948              -9.69%              12,665            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          14.543892             12.812521             -11.90%             837,466            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.504468             14.543892              16.31%               3,338            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             12.504468              25.04%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          11.146637             8.747002              -21.53%              24,028            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          15.971330             11.146637             -30.21%              24,620            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          19.483474             15.971330             -18.03%             876,057            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.051405             19.483474              61.67%               3,787            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             12.051405              20.51%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

American Century          10.000000             8.036243              -19.64%               4,297            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

American Century          10.000000             7.960197              -20.40%               2,833            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

American Century          14.255535             12.275645             -13.89%              43,427            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.822378             14.255535              11.18%              32,095            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          11.012072             12.822378              16.44%             553,245            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          11.269864             11.012072              -2.29%                   0            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             11.269864              12.70%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.481632             8.263465              -21.16%                   0            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             10.481632               4.82%                   0            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.184140             7.903154              -22.40%                   0            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             10.184140               1.84%                   0            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.162146             8.047367              -20.81%                   0            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             10.162146               1.62%                   0            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.295749             7.054499              -31.48%                   0            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             10.295749               2.96%                   0            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     11.612109             7.534703              -35.11%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          16.512879             11.612109             -29.68%                   0            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          20.669425             16.512879             -20.11%                   0            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.827718             20.669425              61.13%                   0            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             12.827718              28.28%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Credit Suisse Trust -     9.762282              7.705625              -21.07%                 536            2002
International Focus
Portfolio - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.746142             9.762282              -23.41%                 536            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          17.452381             12.746142             -26.97%                 536            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          11.541756             17.452381              51.21%                 160            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             11.541756              15.42%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Credit Suisse Trust -     13.287675             10.070482             -24.21%               1,010            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          13.358023             13.287675              -0.53%               1,010            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.444575             13.358023               7.34%              22,463            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          11.885603             12.444575               4.70%                   0            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             11.885603              18.86%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             12.881775              28.82%                   0            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Dreyfus Investment        10.000000             7.600492              -24.00%               2,514            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

The Dreyfus Socially      10.954608             7.670681              -29.98%              36,716            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          14.358357             10.954608             -23.71%              36,988            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          16.375184             14.358357             -12.32%           1,022,556            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.773638             16.375184              28.20%               8,841            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             12.773638              27.74%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Dreyfus Stock Index       11.452508             8.762333              -23.49%             165,509            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          13.234124             11.452508             -13.46%             149,828            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          14.801530             13.234124             -10.59%           3,972,958            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.453273             14.801530              18.86%              58,315            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             12.453273              24.53%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Dreyfus Variable          11.898327             9.765754              -17.92%              23,362            2002
Investment Fund -
Appreciation Portfolio
- Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          13.313894             11.898327             -10.63%              13,925            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          13.597232             13.313894              -2.08%             261,522            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.379057             13.597232               9.84%               6,255            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             12.379057              23.79%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Dreyfus Variable          10.657523             8.494298              -20.30%                   0            2002
Investment Fund -
Developing Leaders
Portfolio:  Initial
Shares - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             10.657523               6.58%                   0            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.043237             8.687316              -13.50%                   0            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             10.043237               0.43%                   0            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Federated Insurance       11.324824             12.199338               7.72%              38,886            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.639621             11.324824               6.44%              13,717            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          9.773948              10.639621               8.86%             513,656            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             9.773948               -2.26%                  52            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Fidelity VIP Equity -     12.335099             10.089795             -18.20%              98,838            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          13.188860             12.335099              -6.47%              62,130            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.355641             13.188860               6.74%           1,835,201            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          11.799375             12.355641               4.71%              27,028            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             11.799375              17.99%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Fidelity VIP Growth       12.405324             8.533273              -31.21%              92,405            2002
Portfolio: Service
Class - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          15.301552             12.405324             -18.93%              85,709            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          17.457597             15.301552             -12.35%           4,402,484            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.903107             17.457597              35.30%              22,359            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             12.903107              29.03%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Fidelity VIP High         7.420301              7.577300                2.12%              15,921            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          8.546878              7.420301              -13.18%               9,154            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          11.205978             8.546878              -23.73%             644,489            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.521282             11.205978               6.51%               3,204            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             10.521282               5.21%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.568057             8.295957              -21.50%              11,051            2002
Portfolio: Service
Class - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          13.622435             10.568057             -22.42%               7,214            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          17.095933             13.622435             -20.32%             408,874            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.176593             17.095933              40.40%               1,505            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             12.176593              21.77%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.000000             7.721614              -22.78%               1,652            2002
Portfolio: Service
Class R - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Fidelity VIP II           12.420560             11.086716             -10.74%              48,787            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          14.382315             12.420560             -13.64%              39,938            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          15.643260             14.382315              -8.06%           2,055,640            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.785888             15.643260              22.35%               7,651            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             12.785888              27.86%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth   8.690341              6.687212              -23.05%              14,127            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.307281             8.690341              -15.69%              14,779            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.627255             10.307281             -18.37%             473,995            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.298659             12.627255               2.67%               1,198            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             12.298659              22.99%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Fidelity VIP III Value    10.000000             7.436365              -25.64%                   7            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Financial Investors       11.069988             8.877423              -19.81%                   0            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             11.069988              10.70%                   0            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Financial Investors       10.256268             7.468350              -27.18%                   0            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             10.256268               2.56%                   0            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Franklin Templeton        10.000000             7.854689              -21.45%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

GVIT Comstock GVIT        10.539153             7.774693              -26.23%              13,973            2002
Value Fund: Class I -
Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.174767             10.539153             -13.43%              12,184            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          13.821079             12.174767             -11.91%             314,601            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          11.835834             13.821079              16.77%                 230            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             11.835834              18.36%                   0            1998

                          --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     16.111432             13.447730             -16.53%              21,240            2002
Cap Index Fund: Class I
- Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          16.566203             16.111432              -2.75%              12,465            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          14.589957             16.566203              13.55%             573,063            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.243049             14.589957              19.17%                   0            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             12.243049              22.43%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

GVIT Federated GVIT       9.753315              9.921909                1.73%              25,511            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          9.497186              9.753315                2.70%               7,968            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.505688             9.497186               -9.60%             107,102            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.330681             10.505688               1.69%               2,283            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             10.330681               3.31%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.111518              6.776365              -16.46%               1,450            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          8.681644              8.111518               -6.57%                 133            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             8.681644              -13.18%                   0            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000             7.498277              -25.02%                 534            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000             8.800026              -12.00%                 342            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000             8.426002              -15.74%               2,426            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        3.384294              1.908285              -43.61%               7,525            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          5.996363              3.384294              -43.56%               7,556            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             5.996363              -40.04%              46,993            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000             7.119398              -28.81%                   0            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000             7.919326              -20.81%                   0            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.106073             12.147237               9.37%              93,837            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.508016             11.106073               5.69%              79,798            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          9.473867              10.508016              10.92%             919,097            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          9.844366              9.473867               -3.76%              28,000            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             9.844366               -1.56%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.548971              4.600232              -29.76%              28,030            2002
Growth Fund: Class I -
Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          9.247972              6.548971              -29.18%              37,115            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.772360             9.247972              -27.59%             402,930            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.428639             12.772360               2.77%              13,265            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             12.428639              24.29%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.480453              4.846917              -25.21%                 371            2002
International Growth
Fund: Class I - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          9.217263              6.480453              -29.69%                 371            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             9.217263               -7.83%                 248            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000             7.759258              -22.41%                   0            2002
International Growth
Fund: Class III - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000             9.914588               -0.85%                   3            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000             9.512081               -4.88%               3,008            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000             9.016631               -9.83%              16,536            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000             8.570137              -14.30%              17,412            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000             8.218945              -17.81%                 142            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid    13.199389             8.192786              -37.93%              22,991            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          19.220739             13.199389             -31.33%              12,254            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          23.046789             19.220739             -16.60%           1,000,710            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.657572             23.046789              82.08%               5,187            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             12.657572              26.58%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.119112             11.090636              -0.26%             111,493            2002
Money Market Fund:
Class I*- Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.891167             11.119112               2.09%              57,612            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.422427             10.891167               4.50%           3,121,071            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.086763             10.422427               3.33%              27,388            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             10.086763               0.87%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.51%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.586142             8.622061              -18.55%              63,158            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.182869             10.586142             -13.11%              68,590            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.628895             12.182869              -3.53%           1,586,776            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          11.982735             12.628895               5.39%              34,254            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             11.982735              19.83%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000             9.113577               -8.86%                 761            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.   10.000000             7.477365              -25.23%               6,845            2002
Growth Leaders Fund:
Class III - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.219036             7.513762              -26.47%               1,409            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.773009             10.219036             -20.00%               1,551            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          14.781243             12.773009             -13.59%              77,298            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.201492             14.781243              21.14%               1,707            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             12.201492              22.01%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       14.738777             9.689686              -34.26%              14,754            2002
Growth Fund: Class I -
Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          16.775454             14.738777             -12.14%              12,522            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          20.304522             16.775454             -17.38%             456,020            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             20.304522             103.05%               1,671            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       22.607355             16.227347             -28.22%              33,152            2002
Value Fund: Class I -
Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          17.884672             22.607355              26.41%              23,409            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          16.318704             17.884672               9.60%             326,906            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.952944             16.318704              25.98%               2,718            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             12.952944              29.53%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

GVIT GVIT Small Company   16.962886             13.819838             -18.53%              30,140            2002
Fund: Class I - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          18.451164             16.962886              -8.07%              18,323            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          17.191574             18.451164               7.33%             671,752            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.112381             17.191574              41.93%                 842            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             12.112381              21.12%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT     9.886012              8.543005              -13.58%              13,304            2002
Balanced Fund: Class I
- Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.415037             9.886012               -5.08%               9,362            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.604669             10.415037              -1.79%             475,296            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.668044             10.604669              -0.59%               4,932            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             10.668044               6.68%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT      12.572301             9.247825              -26.44%               1,408            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          13.187886             12.572301              -4.67%               2,957            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.434581             13.187886               6.06%              56,988            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          13.017199             12.434581              -4.48%               2,925            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             13.017199              30.17%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   3.798019              2.138725              -43.69%               6,862            2002
Focus Fund: Class I -
Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          6.321864              3.798019              -39.92%               2,747            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             6.321864              -36.78%               5,208            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   10.000000             7.480339              -25.20%                   0            2002
Focus Fund: Class III -
Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT      10.953304             11.572500               5.65%              13,519            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.668471             10.953304               2.67%              11,398            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.245290             10.668471               4.13%             325,129            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.236779             10.245290               0.08%                 746            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             10.236779               2.37%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.259448              5.186035              -17.15%              86,653            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          8.126129              6.259448              -22.97%              68,912            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             8.126129              -18.74%           4,329,030            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Janus Aspen Series -      4.011291              2.334963              -41.79%              64,719            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          6.494235              4.011291              -38.23%              58,064            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             6.494235              -35.06%           4,189,978            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000             7.085688              -29.14%               4,662            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.159009              4.506173              -26.84%              46,849            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          8.162793              6.159009              -24.55%              53,152            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             8.162793              -18.37%           2,381,296            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000             7.732399              -22.68%              21,401            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      14.108196             10.226131             -27.52%              23,467            2002
Guardian Portfolio -
Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          14.536223             14.108196              -2.94%               9,031            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          14.583934             14.536223              -0.33%             208,119            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.875671             14.583934              13.27%               1,484            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             12.875671              28.76%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Neuberger Berman AMT      14.446438             10.059629             -30.37%              24,954            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          19.455564             14.446438             -25.75%              20,286            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          21.331920             19.455564              -8.80%           1,123,863            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          14.065578             21.331920              51.66%               2,947            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             14.065578              40.66%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Neuberger Berman AMT      11.914038             8.906424              -25.24%               8,188            2002
Partners Portfolio -
Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.442244             11.914038              -4.25%               6,294            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.536312             12.442244              -0.75%             281,320            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          11.847572             12.536312               5.81%               6,154            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             11.847572              18.48%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Oppenheimer Variable      14.130362             10.055227             -28.84%              39,739            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          20.863367             14.130362             -32.27%              38,543            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          23.849355             20.863367             -12.52%           1,789,761            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          13.180191             23.849355              80.95%              25,493            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             13.180191              31.80%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Oppenheimer Variable      15.649321             11.279831             -27.92%              72,163            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          18.165855             15.649321             -13.85%              40,004            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          18.474301             18.165855              -1.67%           2,558,064            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          13.233333             18.474301              39.60%               3,947            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             13.233333              32.23%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.239576              6.322604              -23.27%              67,335            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          9.505903              8.239576              -13.32%              36,909            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             9.505903               -4.94%             384,262            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Oppenheimer Variable      11.771303             9.419845              -19.98%              55,406            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          13.296520             11.771303             -11.47%              53,397            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          14.788879             13.296520             -10.09%           2,235,906            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.329765             14.788879              19.94%              11,086            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             12.329765              23.30%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Strong Opportunity Fund   9.282194              6.694178              -27.88%              41,525            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          9.781883              9.282194               -5.11%              13,882            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             9.781883               -2.18%             701,654            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             17.290213             18.610910               7.64%               3,520            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          15.936413             17.290213               8.50%               2,809            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          14.516616             15.936413               9.78%              44,224            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          11.385439             14.516616              27.50%                   0            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             11.385439              13.85%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

The Universal             10.000000             8.117559              -18.82%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

The Universal             5.994160              4.066580              -32.16%               8,596            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          8.605609              5.994160              -30.35%               3,058            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             8.605609              -13.94%              65,457            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

The Universal             13.532141             13.230935              -2.23%              21,342            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.501983             13.532141               8.24%               7,616            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.033260             12.501983               3.90%             250,282            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Van Eck Worldwide         13.812362             13.216913              -4.31%               6,607            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          14.275487             13.812362              -3.24%               5,700            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          24.916384             14.275487             -42.71%             108,920            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.623166             24.916384              97.39%              15,963            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             12.623166              26.23%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Van Eck Worldwide         11.450041             10.964166              -4.24%               3,600            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          12.974758             11.450041             -11.75%               1,703            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          11.817233             12.974758               9.80%              66,861            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          9.909760              11.817233              19.25%                 175            1999

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.000000             9.909760               -0.90%                   0            1998

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Victory Variable          9.678106              7.301608              -24.56%                   0            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          9.790234              9.678106               -1.15%                   0            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          10.047544             9.790234               -2.56%             495,419            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Victory Variable          10.891881             10.181014              -6.53%                   0            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          11.785267             10.891881              -7.58%                   0            2001

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

                          9.884365              11.785267              19.23%              17,973            2000

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------
------------------------- --------------------- ----------------- ------------------- ------------------- ------------

------------------------- --------------------- ----------------- ------------------- ------------------- ------------

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen

VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity
Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.50%)

   (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.022749           8.184139                -18.34%                   0            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.022749                 0.23%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.996881            7.270701                -27.27%                   0            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.996881                 -0.03%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.299485           7.673888                -25.49%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.299485                 2.99%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.942134            8.266851                -16.85%                   0            2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.942134                 -0.58%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.000000           8.177656                -18.22%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.090924           6.931778                -31.31%                   0            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.090924                 0.91%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          11.551890           9.174309                -20.58%              17,795            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.797950           11.551890                -9.74%              14,670            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.534695           12.797950               -11.95%              95,913            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.502898           14.534695                16.25%               4,843            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.502898                25.03%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          11.128268           8.728132                -21.57%              29,246            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.953179           11.128268               -30.24%              31,651            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          19.471172           15.953179               -18.07%             118,483            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.049887           19.471172                61.59%              10,374            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.049887                20.50%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           8.033520                -19.66%               2,913            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.957490                -20.43%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          14.232053           12.249189               -13.93%              79,064            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.807784           14.232053                11.12%              43,801            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.005082           12.807784                16.38%              39,166            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.268440           11.005082                -2.34%               6,703            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.268440                12.68%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.480972           8.258747                -21.20%                   0            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.480972                 4.81%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.183502           7.898637                -22.44%                   0            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.183502                 1.84%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.161508           8.042771                -20.85%                   0            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.161508                 1.62%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.295107           7.050479                -31.52%                   0            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.295107                 2.95%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     11.592951           7.518453                -35.15%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.494084           11.592951               -29.71%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.656350           16.494084               -20.15%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.826101           20.656350                61.05%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.826101                28.26%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     9.746211            7.689031                -21.11%                 646            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.731669           9.746211                -23.45%                 646            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.441358           12.731669               -27.00%                 646            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.540306           17.441358                51.13%                 455            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.540306                15.40%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     13.265780           10.048782               -24.25%               5,969            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.342824           13.265780                -0.58%               5,494            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.436688           13.342824                 7.29%               7,975            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.884096           12.436688                 4.65%               3,588            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.884096                18.84%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        10.000000           7.597901                -24.02%                 962            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially      10.936572           7.654150                -30.01%              18,256            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.342049           10.936572               -23.74%              19,570            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.364824           14.342049               -12.36%             137,006            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.772030           16.364824                28.13%               3,255            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.772030                27.72%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index       11.433642           8.743455                -23.53%             123,020            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.219073           11.433642               -13.51%             106,147            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.792159           13.219073               -10.63%             435,678            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.451705           14.792159                18.80%              54,221            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.451705                24.52%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          11.878721           9.744716                -17.96%              46,233            2002
Investment Fund -
Appreciation Portfolio:
Initial Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.298747           11.878721               -10.68%              35,755            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.588614           13.298747                -2.13%              55,696            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.377494           13.588614                 9.78%              10,898            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.377494                23.77%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.656860           8.489452                -20.34%                   0            2002
Investment Fund -
Developing Leaders
Portfolio:  Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.656860                 6.57%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.042606           8.682357                -13.54%                   0            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.042606                 0.43%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance       11.309545           12.176693                 7.67%              96,464            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.630687           11.309545                 6.39%              44,981            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.770666            10.630687                 8.80%              58,691            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.770666                 -2.29%               1,545            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP              12.314799           10.068066               -18.24%              90,090            2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.173869           12.314799                -6.52%              54,239            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.347825           13.173869                 6.69%             203,238            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.797885           12.347825                 4.66%              12,312            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.797885                17.98%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth       12.384853           8.514851                -31.25%              76,572            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.284127           12.384853               -18.97%              65,284            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.446540           15.284127               -12.39%             459,713            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.901477           17.446540                35.23%              19,321            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.901477                29.01%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High         7.408079            7.560980                  2.06%              26,041            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.537159            7.408079                -13.23%              24,216            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.198884           8.537159                -23.77%             151,506            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.519957           11.198884                 6.45%               6,470            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.519957                 5.20%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.550644           8.278081                -21.54%               6,166            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.606956           10.550644               -22.46%               8,322            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.085125           13.606956               -20.36%              30,791            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.175055           17.085125                40.33%               1,737            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.175055                21.75%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.000000           7.718997                -22.81%              10,123            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II           12.400091           11.062836               -10.78%              35,257            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.365961           12.400091               -13.68%              26,256            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.633362           14.365961                -8.11%             218,098            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.784276           15.633362                22.29%              11,727            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.784276                27.84%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth   8.676041            6.672816                -23.09%               3,173            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.295564           8.676041                -15.73%               3,274            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.619265           10.295564               -18.41%              54,350            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.297109           12.619265                 2.62%               1,052            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.297109                22.97%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value    10.000000           7.433831                -25.66%               1,289            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       11.068170           8.871464                -19.85%               1,853            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.068170                10.68%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       10.254587           7.463332                -27.22%               2,113            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.254587                 2.55%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton        10.000000           7.852023                -21.48%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT        10.521790           7.757941                -26.27%              12,763            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.160926           10.521790               -13.48%               9,930            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.812331           12.160926               -11.96%              79,672            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.834345           13.812331                16.71%               3,648            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.834345                18.34%                   0            1998

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     16.084876           13.418734               -16.58%              26,674            2002
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.547367           16.084876                -2.79%              10,010            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.580726           16.547367                13.49%              49,069            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.241505           14.580726                19.11%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.241505                22.42%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT       9.737236            9.900524                  1.68%              22,276            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.486372            9.737236                  2.64%              13,505            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.499020           9.486372                 -9.65%              55,036            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.329379           10.499020                 1.64%               5,522            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.329379                 3.29%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.106355            6.768606                -16.50%               1,688            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.680573            8.106355                 -6.61%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.680573                -13.19%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.495729                -25.04%               3,323            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.795864                -12.04%                   0            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.422011                -15.78%                 538            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        3.382136            1.906091                -43.64%                  49            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.995625            3.382136                -43.59%                 958            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           5.995625                -40.03%               8,273            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.116977                -28.83%                 634            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.915587                -20.84%                  91            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.087778           12.121079                 9.32%             133,187            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.496056           11.087778                 5.64%              80,294            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.467860            10.496056                10.86%              19,860            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.843122            9.467860                 -3.81%              13,832            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.843122                 -1.57%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.538172            4.590315                -29.79%               9,616            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.237443            6.538172                -29.22%               9,869            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.764281           9.237443                -27.63%              34,347            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.427070           12.764281                 2.71%              12,046            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.427070                24.27%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.476357            4.841394                -25.25%               1,458            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.216139            6.476357                -29.73%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.216139                 -7.84%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.756602                -22.43%                   0            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.909899                 -0.90%               1,737            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.507569                 -4.92%               1,794            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.012363                 -9.88%               9,317            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.566085                -14.34%               9,598            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.215054                -17.85%                   0            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid    13.177611           8.175099                -37.96%               8,811            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          19.198852           13.177611               -31.36%               9,009            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          23.032196           19.198852               -16.64%              72,343            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.655972           23.032196                81.99%               2,523            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.655972                26.56%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.100780           11.066732                -0.31%             135,868            2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.878760           11.100780                 2.04%              86,869            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.415808           10.878760                 4.44%             431,824            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.085474           10.415808                 3.28%              54,496            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.085474                 0.85%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.56%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.568710           8.603482                -18.59%              39,500            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.169023           10.568710               -13.15%              39,070            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.620906           12.169023                -3.58%             145,298            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.981226           12.620906                 5.34%              16,333            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.981226                19.81%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.109258                 -8.91%              12,700            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.   10.000000           7.473837                -25.26%                 781            2002
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.202185           7.497562                -26.51%               1,512            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.758477           10.202185               -20.04%               1,257            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.771891           12.758477               -13.63%               6,307            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.199950           14.771891                21.08%                  21            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.199950                22.00%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       14.718863           9.671672                -34.29%              11,968            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.761357           14.718863               -12.19%               6,537            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.297724           16.761357               -17.42%              47,091            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           20.297724               102.98%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       22.570133           16.192394               -28.26%              34,290            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.864340           22.570133                26.34%              19,965            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.308373           17.864340                 9.54%              43,277            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.951308           16.308373                25.92%               2,363            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.951308                29.51%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company   16.934952           13.790055               -18.57%              30,992            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          18.430186           16.934952                -8.11%              22,580            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.180698           18.430186                 7.27%              76,303            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.110854           17.180698                41.86%               6,045            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.110854                21.11%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT     9.869728            8.524600                -13.63%              37,581            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.403190           9.869728                 -5.13%              13,204            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.597955           10.403190                -1.84%              67,511            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.666693           10.597955                -0.64%                 786            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.666693                 6.67%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT      12.551564           9.227885                -26.48%               3,665            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.172860           12.551564                -4.72%               3,955            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.426696           13.172860                 6.00%              18,363            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.015559           12.426696                -4.52%               6,451            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           13.015559                30.16%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   3.795617            2.136284                -43.72%                   0            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.321085            3.795617                -39.95%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.321085                -36.79%               2,313            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   10.000000           7.477796                -25.22%                   0            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT      10.935239           11.547565                 5.60%               3,912            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.656316           10.935239                 2.62%               1,021            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.238786           10.656316                 4.08%              80,072            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.235484           10.238786                 0.03%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.235484                 2.35%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.253323            5.178331                -17.19%              64,157            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.122329            6.253323                -23.01%              58,131            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.122329                -18.78%             471,241            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      4.007355            2.331479                -41.82%              20,558            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.491188            4.007355                -38.26%              29,765            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.491188                -35.09%             575,886            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.083279                -29.17%                 540            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.152979            4.499478                -26.87%              31,482            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.158972            6.152979                -24.59%              44,316            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.158972                -18.41%             325,621            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.729765                -22.70%              17,652            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      14.084942           10.204085               -27.55%              32,582            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.519679           14.084942                -2.99%              16,369            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.574691           14.519679                -0.38%              15,118            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.874049           14.574691                13.21%                 202            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.874049                28.74%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      14.422615           10.037926               -30.40%              21,286            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          19.433420           14.422615               -25.78%              19,213            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          21.318413           19.433420                -8.84%             105,006            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.063808           21.318413                51.58%               5,210            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           14.063808                40.64%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      11.894405           8.887227                -25.28%               3,725            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.428094           11.894405                -4.29%               1,004            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.528364           12.428094                -0.80%               5,829            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.846069           12.528364                 5.76%                  76            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.846069                18.46%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      14.107081           10.033548               -28.88%              17,912            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.839650           14.107081               -32.31%              12,079            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          23.834283           20.839650               -12.56%             149,774            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.178533           23.834283                80.86%               1,127            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           13.178533                31.79%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      15.623539           11.255526               -27.96%              69,480            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          18.145209           15.623539               -13.90%              42,400            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          18.462618           18.145209                -1.72%             157,543            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.231670           18.462618                39.53%              10,834            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           13.231670                32.32%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.232600            6.314040                -23.30%              69,553            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.502715            8.232600                -13.37%              22,431            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.502715                 -4.97%              42,936            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      11.751920           9.399555                -20.02%              44,699            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.281403           11.751920               -11.52%              31,138            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.779520           13.281403               -10.14%             255,734            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.328212           14.779520                19.88%               5,051            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.328212                23.28%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund   9.274332            6.685114                -27.92%              63,158            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.778601            9.274332                 -5.16%              24,033            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.778601                 -2.21%              35,941            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             17.261739           18.570832                 7.58%               1,498            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.918288           17.261739                 8.44%                  24            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.507420           15.918288                 9.73%               5,880            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.383996           14.507420                27.44%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.383996                13.84%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             10.000000           8.114795                -18.85%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             5.989084            4.061066                -32.19%                 817            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.602719            5.989084                -30.38%                 479            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.602719                -13.97%               8,705            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             13.509845           13.202435                -2.28%              18,218            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.487759           13.509845                 8.18%               6,309            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.021218           12.487759                 3.88%               9,057            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         13.789595           13.188423                -4.36%               3,362            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.259243           13.789595                -3.29%               1,588            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          24.900624           14.259243               -42.74%              10,086            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.621572           24.900624                97.29%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.621572                26.22%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         11.431171           10.940542                -4.29%               8,599            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.959993           11.431171               -11.80%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.809742           12.959993                 9.74%                  74            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.908503            11.809742                19.19%                 296            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.908503                 -0.91%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          9.665888            7.288675                -24.59%               1,444            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.782879            9.665888                 -1.20%               1,444            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.045034           9.782879                 -2.61%               7,848            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          10.878118           10.162987                -6.57%                  87            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.776397           10.878118                -7.63%                  87            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.881888            11.776397                19.17%               5,457            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen

VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity
Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.55%)

   (VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.022125           8.179476                -18.39%               2,587            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.022125                 0.22%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.996253            7.266541                -27.31%               4,079            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.996253                 -0.04%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.298840           7.669506                -25.53%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.298840                 2.99%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.941509            8.262126                -16.89%               4,739            2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.941509                 -0.58%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.000000           8.174876                -18.25%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.090295           6.927821                -31.34%              24,782            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.090295                 0.90%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          11.532853           9.154526                -20.62%              76,326            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.783396           11.532853                -9.78%              28,701            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.525483           12.783396               -11.99%             116,969            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.501318           14.525483                16.19%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.501318                25.01%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          11.109924           8.709328                -21.61%              23,080            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.935027           11.109924               -30.28%              32,398            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          19.458849           15.935027               -18.11%             239,024            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.048368           19.458849                61.51%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.048368                20.48%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           8.030782                -19.69%              19,552            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.954778                -20.45%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          14.208598           12.222795               -13.98%             149,797            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.793204           14.208598                11.06%              52,901            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.998104           12.793204                16.32%              69,378            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.267010           10.998104                -2.39%               3,076            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.267010                12.67%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.480321           8.254034                -21.24%              12,638            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.480321                 4.80%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.182862           7.894129                -22.48%              38,090            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.182862                 1.83%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.160876           8.038186                -20.89%              34,368            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.160876                 1.61%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.294466           7.046459                -31.55%              15,225            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.294466                 2.94%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     11.573823           7.502227                -35.18%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.475303           11.573823               -29.75%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.643272           16.475303               -20.19%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.824482           20.643272                60.97%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.824482                28.24%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     9.730126            7.672436                -21.15%                   0            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.717168           9.730126                -23.49%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.430313           12.717168               -27.04%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.538849           17.430313                51.06%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.538849                15.39%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     13.243925           10.027117               -24.29%                   0            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.327642           13.243925                -0.63%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.428801           13.327642                 7.23%                 513            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.882597           12.428801                 4.60%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.882597                18.83%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        10.000000           7.595316                -24.05%               1,722            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially      10.918541           7.637651                -30.05%              23,018            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.325738           10.918541               -23.78%              21,548            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.354471           14.325738               -12.40%             139,848            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.770419           16.354471                28.07%                 180            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.770419                27.70%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index       11.414791           8.724586                -23.57%             186,707            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.204037           11.414791               -13.55%             100,197            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.782794           13.204037               -10.68%             628,916            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.450128           14.782794                18.74%               2,818            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.450128                24.50%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          11.859151           9.723715                -18.01%              46,815            2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.283611           11.859151               -10.72%              18,042            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.580004           13.283611                -2.18%              76,644            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.375935           13.580004                 9.73%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.375935                23.76%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.656194           8.484609                -20.38%                   0            2002
Investment Fund -
Developing Leaders
Portfolio:  Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.656194                 6.56%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.041976           8.677395                -13.59%               1,234            2002
Investment Fund -
International Value
Portfolio:  Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.041976                 0.42%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance       11.294237           12.154048                 7.61%             187,171            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.621724           11.294237                 6.33%              51,709            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.767363            10.621724                 8.75%             130,194            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.767363                 -2.33%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP              12.294512           10.046372               -18.29%             173,540            2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.158890           12.294512                -6.57%              52,229            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.339995           13.158890                 6.64%             217,555            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.796399           12.339995                 4.61%               2,679            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.796399                17.96%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth       12.364452           8.496503                -31.28%              82,785            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.266755           12.364452               -19.01%              61,485            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.435504           15.266755               -12.44%             640,594            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.899854           17.435504                35.16%               5,263            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.899854                29.00%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High         7.395859            7.544684                  2.01%              51,680            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.527425            7.395859                -13.27%              29,264            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.191773           8.527425                -23.81%             152,787            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.518622           11.191773                 6.40%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.518622                 5.19%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.533247           8.260228                -21.58%               7,970            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.591466           10.533247               -22.50%               5,233            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.074312           13.591466               -20.40%              63,419            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.173522           17.074312                40.26%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.173522                21.74%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.000000           7.716368                -22.84%               8,197            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II           12.379644           11.038967               -10.83%             106,318            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.349605           12.379644               -13.73%              43,664            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.623458           14.349605                -8.15%             363,714            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.782661           15.623458                22.22%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.782661                27.83%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth   8.661731            6.658420                -23.13%              19,282            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.283843           8.661731                -15.77%              19,010            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.611273           10.283843               -18.46%             125,746            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.295562           12.611273                 2.57%                 109            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.295562                22.96%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value    10.000000           7.431305                -25.69%              64,476            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       11.066352           8.865478                -19.89%               1,627            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.066352                10.66%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       10.252905           7.458308                -27.26%              20,181            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.252905                 2.53%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin                  10.000000           7.849352                -21.51%                   0            2002
TempletonVariable
Insurance Product Trust
- Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT        10.504440           7.741201                -26.31%              21,255            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.147081           10.504440               -13.52%               9,144            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.803577           12.147081               -12.00%              93,946            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.832846           13.803577                16.65%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.832846                18.33%                   0            1998

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     16.058378           13.389824               -16.62%              67,019            2002
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.528554           16.058378                -2.84%              21,569            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.571500           16.528554                13.43%              65,021            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.239965           14.571500                19.05%               2,028            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.239965                22.40%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT       9.721174            9.879176                  1.63%              73,276            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.475563            9.721174                  2.59%              22,330            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.492359           9.475563                 -9.69%              47,369            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.328064           10.492359                 1.59%                 327            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.328064                 3.28%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.101230            6.760886                -16.54%                 542            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.679512            8.101230                 -6.66%               1,040            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.679512                -13.20%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.493172                -25.07%               2,299            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.791707                -12.08%                 359            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.418014                -15.82%               1,476            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        3.379992            1.903920                -43.67%              11,220            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.994889            3.379992                -43.62%              22,181            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           5.994889                -40.05%              13,012            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.114557                -28.85%               2,229            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.911840                -20.88%                 630            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.069522           12.094979                 9.26%             389,499            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.484119           11.069522                 5.58%             117,106            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.461864            10.484119                10.80%             185,774            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.841878            9.461864                 -3.36%                 565            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.871878                 -1.58%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.527385            4.580410                -29.83%              15,286            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.226923            6.527385                -29.26%               4,765            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.756184           9.226923                -27.67%              47,829            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.425504           12.756184                 2.66%               1,047            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.425504                24.26%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.472249            4.835860                -25.28%                 929            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.215010            6.472249                -29.76%                 929            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.215010                 -7.85%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.753975                -22.46%                  57            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.905214                 -0.95%              34,497            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.503076                 -4.97%              40,829            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.008104                 -9.92%             144,365            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.562027                -14.38%             134,776            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.211169                -17.89%               6,756            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid    13.155873           8.157459                -37.99%              19,708            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          19.177019           13.155873               -31.40%               8,110            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          23.017640           19.177019               -16.69%             117,300            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.654379           23.017640                81.89%                  69            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.654379                26.54%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.082465           11.042864                -0.36%             208,557            2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.866357           11.082465                 1.99%             130,217            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.409189           10.866357                 4.39%             472,321            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.084183           10.409189                 3.22%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.084183                 0.84%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.61%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.551259           8.584915                -18.64%              44,142            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.155152           10.551259               -13.20%              25,911            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.612898           12.155152                -3.63%             195,061            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.979709           12.612898                 5.29%               4,296            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.979709                19.80%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.104949                 -8.95%               1,477            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.   10.000000           7.470286                -25.30%               1,831            2002
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.185366           7.481395                -26.55%               2,584            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.743972           10.185366               -20.08%                 854            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.762540           12.743972               -13.67%              21,939            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.198407           14.762540                21.02%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.198407                21.98%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       14.698966           9.653687                -34.32%              40,018            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.747262           14.698966               -12.23%              20,426            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.290923           16.747262               -17.46%              99,842            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           20.290923               102.91%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       22.532936           16.157486               -28.29%              56,128            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.844017           22.532936                26.28%              18,876            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.298055           17.844017                 9.49%              44,629            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.949678           16.298055                25.86%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.949678                29.50%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company   16.907018           13.760315               -18.61%              59,429            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          18.409209           16.907018                -8.16%              30,953            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.169820           18.409209                 7.22%             180,837            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.169820           17.169820                41.79%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.109325                21.09%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT     9.853445            8.506213                -13.67%              79,559            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.391332           9.853445                 -5.18%              24,071            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.591234           10.391332                -1.89%             107,502            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.665345           10.591234                -0.69%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.665345                 6.65%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT      12.530882           9.207993                -26.52%                   0            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.157882           12.530882                -4.77%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.418826           13.157882                 5.95%               1,934            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.013916           12.418826                -4.57%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           13.013916                30.14%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   3.793193            2.133837                -43.75%                   0            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.320305            3.793193                -39.98%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.320305                -36.80%               1,350            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   10.000000           7.475254                -25.25%                   0            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT      10.917216           11.522667                 5.55%              22,842            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.644186           10.917216                 2.57%               6,240            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.232296           10.644186                 4.03%              45,904            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.234182           10.232296                -0.02%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.234182                 2.34%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.247210            5.170642                -17.23%             115,811            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.118530            6.247210                -23.05%              91,371            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.118530                -18.81%             864,147            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      4.003432            2.328014                -41.85%              15,294            2002
Global Technology
Portfolio: Service
Shares-Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.488148            4.003432                -38.30%              25,926            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.488148                -35.12%             924,135            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.080856                -29.19%               4,212            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.146956            4.492787                -26.91%              45,369            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.155155            6.146956                -24.62%              55,044            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.155155                -18.45%             434,238            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.727134                -22.73%              15,995            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      14.061726           10.182084               -27.59%              33,456            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.503162           14.061726                -3.04%              22,609            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.565469           14.503162                -0.43%              33,640            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.872425           14.565469                13.15%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.872425                28.72%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      14.398827           10.016277               -30.44%              22,416            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          19.411326           14.398827               -25.82%              14,841            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          21.304943           19.411326                -8.89%             208,480            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.062035           21.304943                51.51%               1,708            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           14.062035                40.62%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      11.874797           8.868057                -25.32%              12,495            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.413955           11.874797                -4.34%               6,243            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.520433           12.413955                -0.85%              37,502            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.844579           12.520433                 5.71%                 293            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.844579                18.45%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      14.083811           10.011907               -28.91%              36,267            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.815942           14.083811               -32.34%              33,746            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          23.819210           20.815942               -12.61%             206,899            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.176875           23.819210                80.77%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           13.176875                31.77%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      15.597781           11.231257               -27.99%             148,182            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          18.124562           15.597781               -13.94%              58,354            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          18.450922           18.124562                -1.77%             260,506            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.230001           18.450922                39.46%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           13.230001                32.30%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.225627            6.305481                -23.34%             140,510            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.499528            8.225627                -13.41%              56,659            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.499528                 -5.00%              41,425            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      11.732552           9.379287                -20.06%             117,868            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.266293           11.732552               -11.56%              35,242            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.770155           13.266293               -10.18%             244,548            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.326652           17.770155                19.82%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.326652                23.27%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund   9.266486            6.676060                -27.95%              93,248            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.775318            9.266486                 -5.21%              37,689            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.775318                 -2.25%              38,021            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             17.233321           18.530862                 7.53%               2,227            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.900192           17.233321                 8.38%                 491            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.498248           15.900192                 9.67%               6,106            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.382564           14.498248                27.37%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.382564                13.83%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             10.000000           8.112030                -18.88%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             5.984011            4.055570                -32.23%               5,952            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.599825            5.984011                -30.42%               3,425            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.599825                -14.00%               1,926            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             13.487571           13.173972                -2.33%              41,457            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.473542           13.487571                 8.13%              12,553            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.009181           12.473542                 3.87%               2,040            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         13.766864           13.159985                -4.41%               2,895            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.243025           13.766864                -3.34%               2,430            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          24.884920           14.243025               -42.76%              17,622            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.619986           24.884920                97.19%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.619986                26.20%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         11.412316           10.916950                -4.34%               4,624            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.945227           11.412316               -11.84%               3,279            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.802251           12.945227                 9.68%               2,695            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.907247            11.802251                19.13%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.907247                 -0.93%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          9.653677            7.275772                -24.63%               5,677            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.775505            9.653677                 -1.25%               5,205            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.042508           9.775505                 -2.66%               9,949            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          10.864384           10.144994                -6.62%                 123            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.767536           10.864384                -7.67%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.879413            11.767536                19.11%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen

VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity
Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.60%)

   (VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.021494           8.174790                -18.43%                   0            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.021494                 0.21%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.995625            7.262391                -27.34%                   0            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.995625                 -0.04%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.298199           7.665130                -25.57%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.298199                 2.98%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.940886            8.257404                -16.93%                   0            2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.940886                 -0.59%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.000000           8.172087                -18.28%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.089663           6.923853                -31.38%                   0            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.089663                 0.90%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          11.513844           9.134791                -20.66%              38,437            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.768846           11.513844                -9.83%               8,195            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.516288           12.768846               -12.04%             131,827            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.499739           14.516288                16.13%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.499739                25.00%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          11.091611           8.690538                -21.65%              11,390            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.916904           11.091611               -30.32%               8,176            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          19.446544           15.916904               -18.15%              79,650            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.046847           19.446544                61.42%                  15            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.046847                20.47%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           8.028048                -19.72%              21,902            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.952075                -20.48%               1,949            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          14.185172           12.196439               -14.02%             123,246            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.778642           14.185172                11.01%              37,753            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.991130           12.778642                16.26%              20,422            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.265587           10.991130                -2.44%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.265587                12.66%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.479668           8.249323                -21.28%                   0            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.479668                 4.80%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

B&T Variable Insurance    10.182226           7.889625                -22.52%               8,278            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.182226                 1.82%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.160238           8.033595                -20.93%                   0            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.160238                 1.60%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.293819           7.042420                -31.59%                   0            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.293819                 2.94%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     11.554752           7.486045                -35.21%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.456572           11.554752               -29.79%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.630231           16.456572               -20.23%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.822867           20.630231                60.89%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.822867                28.23%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     9.714079            7.655883                -21.19%                 199            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.702702           9.714079                -23.53%                 199            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.419297           12.702702               -27.08%                 199            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.537392           17.419297                50.98%                  78            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.537392                15.37%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     13.222072           10.005487               -24.33%                   0            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.312463           13.222072                -0.68%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.420923           13.312463                 7.18%               3,507            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.881095           12.420923                 4.54%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.881095                18.81%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        10.000000           7.592743                -24.07%               5,929            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially      10.900528           7.621164                -30.08%              11,664            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.309420           10.900528               -23.82%              10,023            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.344103           14.309420               -12.45%             119,910            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.768801           16.344103                28.00%                 160            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.768801                27.69%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index       11.395964           8.705780                -23.61%             270,417            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.188992           11.395964               -13.59%              67,222            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.773416           13.188992               -10.72%             318,672            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.448554           14.773416                18.68%               1,231            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.448554                24.49%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          11.839596           9.702740                -18.05%              33,498            2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.268495           11.839596               -10.77%              11,366            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.571399           13.268495                -2.23%              16,219            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.374369           13.571399                 9.67%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.374369                23.74%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.655525           8.479755                -20.42%                   0            2002
Investment Fund -
Developing Leaders
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.655525                 6.56%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.041345           8.672444                -13.63%                   0            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.041345                 0.41%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance       11.278978           12.131471                 7.56%             115,266            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.612780           11.278978                 6.28%              31,371            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.764075            10.612780                 8.69%              54,490            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.764075                 -2.36%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP              12.274215           10.024679               -18.33%             134,348            2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.143893           12.274215                -6.62%              35,930            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.332164           13.143893                 6.58%             141,876            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.794908           12.332164                 4.55%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.794908                17.95%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth       12.344049           8.478157                -31.32%              98,327            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.249368           12.344049               -19.05%              28,846            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.424460           15.249368               -12.48%             275,368            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.898222           17.424460                35.09%               1,135            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.898222                28.98%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High         7.383653            7.528392                  1.96%              47,729            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.517712            7.383653                -13.31%               9,500            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.184683           8.517712                -23.84%              47,853            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.517295           11.184683                 6.35%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.517295                 5.17%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.515875           8.242406                -21.62%               3,206            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.576001           10.515875               -22.54%               2,147            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.063506           13.576001               -20.44%              44,427            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.171984           17.063506                40.19%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.171984                21.72%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.000000           7.713742                -22.86%               9,925            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II           12.359225           11.015156               -10.88%              94,883            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.333260           12.359225               -13.77%              16,938            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.613554           14.333260                -8.20%             143,700            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.781050           15.613554                22.16%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.781050                27.81%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth   8.647434            6.644054                -23.17%               3,636            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.272119           8.647434                -15.82%               4,249            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.603267           10.272119                18.50%              38,797            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.294002           12.603267                 2.52%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.294002                22.94%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value    10.000000           7.428775                -25.71%              29,606            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       11.064534           8.859519                -19.93%                 964            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.064534                10.65%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       10.251218           7.453289                -27.29%               6,885            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.251218                 2.51%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton        10.000000           7.846679                -21.53%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT        10.487119           7.724509                -26.34%              12,073            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.133258           10.487119               -13.57%               7,144            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.794835           12.133258               -12.04%              38,778            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.831350           13.794835                16.60%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.831350                18.31%                   0            1998

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     16.031888           13.360934               -16.66%              48,481            2002
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.509731           16.031888                -2.89%              15,776            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.562264           16.509731                13.37%              30,923            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.238420           14.562264                18.99%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.238420                22.38%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT       9.705141            9.857878                  1.57%              25,466            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.464778            9.705141                  2.54%               4,503            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.485712           9.464778                 -9.74%              33,820            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.326759           10.485712                 1.54%                 131            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.326759                 6.27%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.096093            6.753156                -16.59%                 128            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.678451            8.096093                 -6.71%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.678451                -13.22%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.490620                -25.09%               1,192            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.787543                -12.12%              10,495            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.414030                -15.86%              11,407            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Gartmore GVIT        3.377839            1.901728                -43.70%               1,376            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          5.994151            3.377839                -43.65%               3,966            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           5.994151                -40.06%               2,842            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.112126                -28.88%                 271            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.908084                -20.92%               3,142            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Gartmore GVIT        11.051278           12.068906                 9.21%             181,015            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.472185           11.051278                 5.53%              52,943            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          9.455873            10.472185                10.75%              41,307            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          9.840635            9.455873                 -3.91%                 213            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           9.840635                 -1.59%                   0            1998

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Gartmore GVIT        6.516595            4.570511                -29.86%               3,553            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          9.216406            6.516595                -29.29%                  29            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          12.748099           9.216406                -27.70%               7,849            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          12.423931           12.748099                 2.61%               1,104            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           12.423931                24.24%                   0            1998

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.468145            4.830339                -25.32%                   0            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          9.213885            6.468145                -29.80%                   0            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           9.213885                 -7.86%                   0            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.751335                -22.49%               2,119            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.900522                 -0.99%              86,813            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.498578                 -5.01%              72,658            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.003831                 -9.96%             180,892            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.557964                -14.42%              45,569            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.207270                -17.93%              10,696            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Gartmore GVIT Mid    13.134144           8.139837                -38.03%              26,327            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          19.155179           13.134144               -31.43%               2,445            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          23.003080           19.155179               -16.73%              40,471            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          12.652786           23.003080                81.80%                  74            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           12.652786                26.53%                   0            1998

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Gartmore GVIT        11.064171           11.019038                -0.41%             180,353            2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.853962           11.064171                 1.94%              64,750            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.402569           10.853962                 4.34%              74,374            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.082892           10.402569                 3.17%                   0            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           10.082892                 0.83%                   0            1998

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.66%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.533860           8.566400                -18.68%              37,106            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          12.141316           10.533860               -13.24%              17,551            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          12.604902           12.141316                -3.68%              52,480            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          11.978202           12.604902                 5.23%                   0            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           11.978202                19.78%                   0            1998

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.100645                 -8.99%               1,566            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.   10.000000           7.466744                -25.33%                 704            2002
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Gartmore GVIT        10.168561           7.465251                -26.58%               5,780            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          12.729459           10.168561               -20.12%               1,775            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          14.753188           12.729459               -13.72%               5,724            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          12.196868           14.753188                20.96%                   0            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           12.196868                21.97%                   0            1998

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       14.679081           9.635711                -34.36%              41,973            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.733188           14.679081               -12.28%               3,801            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.284124           16.733188               -17.51%              53,552            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           20.284124               102.84%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       22.495777           16.122626               -28.33%              58,548            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.823704           22.495777                26.21%              21,490            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.287722           17.823704                 9.43%              17,571            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.948046           16.287722                25.79%                  68            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.948046                29.48%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company   16.879142           13.730651               -18.65%              34,834            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          18.388267           16.879142                -8.21%              10,214            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.158959           18.388267                 7.16%              26,528            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.107799           17.158959                41.72%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.107799                21.08%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT     9.837192            8.487853                -13.72%              22,191            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.379505           9.837192                 -5.22%               7,416            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.584515           10.379505                -1.94%              39,741            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.663998           10.584515                -0.75%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.663998                 6.64%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT      12.510199           9.188116                -26.55%                 119            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.142888           12.510199                -4.81%                 119            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.410940           13.142888                 5.90%               1,186            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.012266           12.410940                -4.62%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.00000            13.012266                30.12%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   3.790788            2.131395                -43.77%                   0            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.319528            3.790788                -40.01%               8,482            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.319528                -36.80%               1,416            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   10.000000           7.472705                -25.27%               1,939            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT      10.899202           11.497820                 5.49%              25,626            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.632058           10.899202                 2.51%              14,248            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.225806           10.632058                 3.97%              36,389            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.232888           10.225806                -0.07%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.232888                 2.33%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.241085            5.162942                -17.27%              89,778            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.114733            6.241085                -23.09%              47,867            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.114733                -18.85%             398,252            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      3.999498            2.324540                -41.88%              25,525            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.485104            3.999498                -38.33%              31,228            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.485104                -35.15%             469,051            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.078454                -29.22%               3,936            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.140922            4.486092                -26.95%              36,791            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.151333            6.140922                -24.66%              35,939            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.151333                -18.49%             246,031            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.724506                -22.75%              35,099            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      14.038550           10.160128               -27.63%              49,533            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.486662           14.038550                -3.09%              12,889            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.556239           14.486662                -0.48%              35,994            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.870796           14.556239                13.10%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.870796                28.71%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      14.375068           9.994652                -30.47%              51,165            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          19.389212           14.375068               -25.86%              11,310            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          21.291440           19.389212                -8.93%             102,529            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.060269           21.291440                51.43%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           14.060269                40.60%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      11.855202           8.848923                -25.36%              10,407            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.399807           11.855202                -4.39%               3,521            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.512486           12.399807                -0.90%              18,658            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.843083           12.512486                 5.65%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.843083                18.43%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      14.060573           9.990303                -28.95%              29,618            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.792245           14.060573               -32.38%              16,966            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          23.804137           20.792245               -12.65%              65,387            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.175212           23.804137                80.67%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           13.175212                31.75%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      15.572047           11.207016               -28.03%              99,336            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          18.103937           15.572047               -13.99%              34,216            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          18.439240           18.103937                -1.82%              73,250            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.228333           18.439240                39.39%               1,078            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           13.228333                32.28%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.218658            6.296936                -23.38%             135,017            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.496340            8.218658                -13.45%              39,353            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.496340                 -5.04%              11,159            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      11.713202           9.359056                -20.10%              91,235            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.251196           11.713202               -11.61%              17,357            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.760805           13.251196               -10.23%             185,809            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.325100           14.760805                19.76%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.325100                23.25%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund   9.258644            6.667013                -27.99%             125,999            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.772041            9.258644                 -5.25%              14,860            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.772041                 -2.27%               7,139            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             17.204918           18.490922                 7.47%               4,505            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.882098           17.204918                 8.33%               1,378            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.489064           15.882098                 9.61%               1,591            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.381127           14.489064                27.31%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.381127                13.81%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             10.000000           8.109277                -18.91%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             5.978929            4.050054                -32.26%               7,714            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.596944            5.978929                -30.45%               2,112            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.596944                -14.03%                 707            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             13.465327           13.145572                -2.37%              37,423            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.459341           13.465327                 8.07%               5,462            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.997156           12.459341                 3.85%              10,046            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         13.744142           13.131584                -4.46%               4,413            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.226803           13.744142                -3.39%              12,341            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          24.869164           14.226803               -42.79%               7,493            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.618390           24.869164                97.09%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.618390                26.18%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         11.393485           10.893391                -4.39%               2,759            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.930490           11.393485               -11.89%                 301            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.794757           12.930490                 9.63%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.905995            11.794757                19.07%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.905995                 -0.94%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          9.641466            7.262866                -24.67%               9,678            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.768142            9.641466                 -1.30%               2,097            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.039992           9.768142                 -2.71%              12,317            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          10.850657           10.127019                -6.67%               2,359            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.758678           10.850657                -7.72%                 950            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.876931            11.758678                19.05%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen

VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity
Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.65%)

   (VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.020866           8.170118                -18.47%                   0            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.020866                 0.21%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.995001            7.258231                -27.38%                   0            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.995001                 -0.05%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.297552           7.660739                -25.61%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.297552                 2.98%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.940266            8.252685                -16.98%                   0            2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.940266                 -0.60%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.000000           8.169306                -18.31%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.089031           6.919896                -31.41%                   0            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.089031                 0.89%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          11.494846           9.115086                -20.70%              11,815            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.754306           11.494846                -9.87%               5,000            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.507084           12.754306               -12.08%              42,615            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.498159           14.507084                16.07%                 158            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.498159                24.98%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          11.073317           8.671800                -21.69%               2,621            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.898785           11.073317               -30.35%               3,126            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          19.434239           15.898785               -18.19%              57,228            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.045328           19.434239                61.34%                 184            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.045328                20.45%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           8.025314                -19.75%               3,207            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.949373                -20.51%               2,968            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          14.161782           12.170125               -14.06%              16,646            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.764086           14.161782                10.95%               6,998            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.984159           12.764086                16.20%              11,113            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.264161           10.984159                -2.49%                 113            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.264161                12.64%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.479011           8.244599                -21.32%                 172            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.479011                 4.79%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.181590           7.885104                -22.56%                   0            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.181590                 1.82%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.159601           8.029005                -20.97%                 250            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.159601                 1.60%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.293176           7.038393                -31.62%                 272            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.293176                 2.93%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     11.535653           7.469866                -35.25%                  34            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.437806           11.535653               -29.82%                  34            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.617144           16.437806               -20.27%                  34            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.821248           20.617144                60.80%                  23            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.821248                28.21%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     9.698035            7.639349                -21.23%                   0            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.688214           9.698035                -23.57%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          17.408242           12.688214               -27.11%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.535935           17.408242                50.90%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.535935                15.36%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     13.200277           9.983912                -24.37%                   0            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.297317           13.200277                -0.73%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.413046           13.297317                 7.12%                 287            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.879593           12.413046                 4.49%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.879593                18.80%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        10.000000           7.590152                -24.10%                 355            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially      10.882532           7.604702                -30.12%              11,228            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.293123           10.882532               -23.86%               7,240            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.333747           14.293123               -12.49%              78,518            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.767196           16.333747                27.94%                 379            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.767196                27.67%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index       11.377149           8.686976                -23.65%              35,783            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.173971           11.377149               -13.64%              21,294            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.764046           13.173971               -10.77%             199,143            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.446981           14.764046                18.62%               1,841            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.446981                24.47%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          11.820057           9.681804                -18.09%               6,395            2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.253384           11.820057               -10.81%               2,160            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.562791           13.253384                -2.28%              35,768            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.372807           13.562791                 9.62%                 151            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.372807                23.73%                   0            1998

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.654863           8.474906                -20.46%                   0            2002
Investment Fund -
Developing Leaders
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.654863                 6.55%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.040719           8.667488                -13.68%                   0            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.040719                 0.41%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

Federated Insurance       11.263725           12.108907                 7.50%              16,810            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.603847           11.263725                 6.22%               4,919            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          9.760781            10.603847                 8.64%              27,853            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           9.760781                 -2.39%                   0            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

Fidelity VIP              12.253980           10.003066               -18.37%              20,895            2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          13.128922           12.253980                -6.66%              12,200            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          12.324339           13.128922                 6.53%              49,544            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          11.793413           12.324339                 4.50%                 570            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           11.793413                17.93%                   0            1998

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

Fidelity VIP Growth       12.323670           8.459859                -31.35%              25,837            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          15.232000           12.323670               -19.09%              15,229            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          17.413426           15.232000               -12.53%             219,621            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          12.896602           17.413426                35.02%               1,014            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           12.896602                28.97%                   0            1998

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

Fidelity VIP High         7.371466            7.512154                  1.91%               3,687            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          8.508002            7.371466                -13.36%                 480            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          11.177582           8.508002                -23.88%              30,013            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.515966           11.177582                 6.29%                   0            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           10.515966                 5.16%                   0            1998

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

Fidelity VIP Overseas     10.498504           8.224601                -21.66%               1,253            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          13.560524           10.498504               -22.58%               1,140            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          17.052691           13.560524               -20.48%              19,185            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          12.170445           17.052691                40.12%                  17            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           12.170445                21.70%                   0            1998

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

Fidelity VIP Overseas     10.000000           7.711109                -22.89%               2,403            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

Fidelity VIP II           12.338834           10.991394               -10.92%              20,284            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          14.316943           12.338834               -13.82%              11,655            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          15.603664           14.316943                -8.25%              79,088            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          12.779434           15.603664                22.10%                 738            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           12.779434                27.79%                   0            1998

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth   8.633163              6.629704              -23.21%               5,271            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

                          10.260418             8.633163              -15.86%               4,710            2001

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

                          12.595275             10.260418             -18.54%              15,388            2000

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

                          12.292450             12.595275               2.46%                 416            1999

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

                          10.000000             12.292450              22.92%                   0            1998

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

Fidelity VIP III Value    10.000000             7.426249              -25.74%                 331            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

Financial Investors       11.062720             8.853554              -19.97%               1,691            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

                          10.000000             11.062720              10.63%                   0            2001

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

Financial Investors       10.249529             7.448264              -27.33%               1,953            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

                          10.000000             10.249529               2.50%                   0            2001

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

Franklin Templeton        10.000000             7.844013              -21.56%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

GVIT Comstock GVIT        10.469799             7.707824              -26.38%               4,260            2002
Value Fund: Class I -
Q/NQ

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

                          12.119427             10.469799             -13.61%                 484            2001

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

                          13.786084             12.119427             -12.09%               9,136            2000

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

                          11.829585             13.786084              16.54%                   0            1999

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

                          10.000000             11.829585              18.30%                   0            1998

                          --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     16.005443             13.332102             -16.70%               9,391            2002
Cap Index Fund: Class I
- Q/NQ

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

                          16.490935             16.005443              -2.94%               3,461            2001

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

                          14.553031             16.490935              13.32%              18,996            2000

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

                          12.236869             14.553031              18.93%                   0            1999

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

                          10.000000             12.236869              22.37%                   0            1998

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

GVIT Federated GVIT       9.689126              9.836609                1.52%               4,056            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

                          9.453988              9.689126                2.49%               1,820            2001

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

                          10.479056             9.453988               -9.78%              14,030            2000

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

                          10.325454             10.479056               1.49%                 321            1999

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

                          10.000000             10.325454               3.25%                   0            1998

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.090952              6.745447              -16.63%                 663            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

                          8.677386              8.090952               -6.76%                 404            2001

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

                          10.000000             8.677386              -13.23%                   0            2000

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000             7.488067              -25.12%                 227            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000             8.783377              -12.17%               1,307            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000             8.410033              -15.90%               1,150            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

GVIT Gartmore GVIT        3.375688              1.899557              -43.73%                 675            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

                          5.993413              3.375688              -43.68%                 404            2001

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

                          10.000000             5.993413              -40.07%               1,064            2000

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000             7.109711              -28.90%               1,627            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000             7.904327              -20.96%                  39            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

GVIT Gartmore GVIT        11.033039             12.042881               9.15%              36,870            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

                          10.460250             11.033039               5.48%              15,125            2001

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

                          9.449856              10.460250              10.69%              43,427            2000

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

                          9.839387              9.449856               -3.96%                 136            1999

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

                          10.00000              9.839387               -1.61%                   0            1998

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

GVIT Gartmore GVIT        6.505832              4.560642              -29.90%               2,276            2002
Growth Fund: Class I -
Q/NQ

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

                          9.205900              6.505832              -29.33%               4,938            2001

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

                          12.740010             9.205900              -27.74%              20,992            2000

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

                          12.422359             12.740010               2.56%                 692            1999

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

                          10.000000             12.422359              24.22%                   0            1998

------------------------- --------------------- ---------------- -------------------- ------------------- ------------
------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- --------------------- ---------------- -------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.464037            4.824815                -25.36%                   0            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          9.212757            6.464037                -29.84%                   0            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           9.212757                 -7.87%                   0            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.748697                -22.51%                  96            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.895838                 -1.04%                 769            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.494075                 -5.06%              10,070            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.999570                -10.00%              12,312            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.553922                -14.46%               8,547            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.203385                -17.97%                 904            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Gartmore GVIT Mid    13.112455           8.122255                -38.06%               2,776            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          19.133359           13.112455               -31.47%               1,986            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          22.988509           19.133359               -16.77%              41,379            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          12.651185           22.988509                81.71%                 146            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           12.651185                26.51%                   0            1998

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Gartmore GVIT        11.045897           10.995248                -0.46%              13,841            2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.841575           11.045897                 1.88%              14,515            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.395950           10.841575                 4.29%             170,302            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.081601           10.395950                 3.12%                   0            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           10.801601                 0.82%                   0            1998

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.71%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.516473           8.547905                -18.72%               7,424            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          12.127493           10.516473               -13.28%               6,049            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          12.596911           12.127493                -3.73%              78,804            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          11.976682           12.596911                 5.18%               1,050            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           11.976682                19.77%                   0            1998

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.096324                 -9.04%                  55            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.   10.000000           7.463213                -25.37%               1,719            2002
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Gartmore GVIT        10.151774           7.449129                -26.62%               2,338            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          12.714940           10.151774               -20.16%               1,876            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          14.743816           12.714940               -13.76%               8,383            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          12.195325           14.743816                20.90%                   0            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           12.195325                21.95%                   0            1998

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT GVIT Small Cap       14.659211           9.617770                -34.39%               4,208            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          16.719097           14.659211               -12.32%               2,369            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          20.277316           16.719097               -17.55%              19,254            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           20.277316               102.77%                   0            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT GVIT Small Cap       22.458672           16.087835               -28.37%               8,964            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          17.803398           22.458672                26.15%               6,796            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          16.277398           17.803398                 9.37%              22,692            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          12.946409           16.277398                25.73%                   0            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           12.946409                29.46%                   0            1998

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT GVIT Small Company   16.851295           13.701015               -18.69%               5,913            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          18.367325           16.851295                -8.25%               2,851            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          17.148084           18.367325                 7.11%              54,886            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          12.106268           17.148084                41.65%                   0            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           12.106268                21.06%                   0            1998

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT J.P. Morgan GVIT     9.820962            8.469553                -13.76%               3,688            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.367680           9.820962                 -5.27%               1,194            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.577794           10.367680                -1.99%              21,659            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.662651           10.577794                -0.80%                 334            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           10.662651                 6.63%                   0            1998

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT      12.489572           9.168292                -26.59%                 615            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          13.127925           12.489572                -4.86%                   0            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          12.403079           13.127925                 5.84%              11,209            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          13.010627           12.403079                -4.67%                 195            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           13.010627                30.11%                   0            1998

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Turner GVIT Growth   3.788369            2.128951                -43.80%                   0            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          6.318749            3.788369                -40.05%                   0            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           6.318749                 -36.81                 384            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Turner GVIT Growth   10.000000           7.470159                -25.30%                   0            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

GVIT Van Kampen GVIT      10.881227           11.473014                 5.44%               1,779            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.619936           10.881227                 2.46%                 534            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.219313           10.619936                 3.92%              28,375            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.231592           10.219313                -0.12%                  10            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           10.231592                 2.32%                   0            1998

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

Janus Aspen Series -      6.234962            5.155250                -17.32%              16,505            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          8.110923            6.234962                -23.13%              12,234            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           8.110923                -18.89%             294,116            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------

Janus Aspen Series -      3.995569            2.321074                -41.91%               9,437            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          6.482069            3.995569                -38.36%               4,880            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           6.482069                -35.18%             345,272            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.076041                -29.24%               2,796            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

Janus Aspen Series -      6.134915            4.479412                -26.98%               9,656            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          8.147522            6.134915                -24.70%              11,226            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           8.147522                -18.52%             134,258            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.721869                -22.78%               4,194            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      14.015386           10.138201               -27.66%               5,001            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          14.470155           14.015386                -3.14%               2,242            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          14.547000           14.470155                -0.53%               9,201            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          12.869170           14.547000                13.04%                   0            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           12.869170                28.69%                   0            1998

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

Neuberger Berman AMT      14.351320           9.973058                -30.51%              10,425            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          19.367124           14.351320               -25.90%               4,836            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          21.277954           19.367124                -8.98%              72,340            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          14.058496           21.277954                51.35%                   0            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           14.058496                40.58%                   0            1998

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

Neuberger Berman AMT      11.835638           8.829813                -25.40%               2,086            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          12.385684           11.835638                -4.44%               2,061            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          12.504542           12.385684                -0.95%               7,226            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          11.841583           12.504542                 5.60%                 274            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           11.841583                18.42%                   0            1998

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

Oppenheimer Variable      14.037370           9.968740                -28.98%              13,680            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          20.768575           14.037370               -32.41%               8,761            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          23.789077           20.768575               -12.70%              78,695            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          13.173548           23.789077                80.58%                 315            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           13.173548                31.74%                   0            1998

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

Oppenheimer Variable      15.546364           11.182836               -28.07%              19,758            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          18.083324           15.546364               -14.03%              11,291            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          18.427568           18.083324                -1.87%              86,633            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          13.226671           18.427568                39.32%                 440            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           13.226671                32.27%                   0            1998

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

Oppenheimer Variable      8.211680            6.288389                -23.42%              19,503            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          9.493145            8.211680                -13.50%               9,250            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           9.493145                 -5.07%              18,810            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

Oppenheimer Variable      11.693870           9.338857                -20.14%              17,298            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          13.236091           11.693870               -11.65%               8,328            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          14.751442           13.236091               -10.27%              98,254            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          12.323541           14.751442                19.70%                 296            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           12.323541                23.24%                   0            1998

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------

Strong Opportunity Fund   9.250791            6.657970                -28.03%              14,045            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          9.768758            9.250791                 -5.30%               8,473            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           9.768758                 -2.31%              15,094            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             17.176522           18.451021                 7.42%                 514            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          15.863998           17.176522                 8.27%                 265            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          14.479873           15.863998                 9.56%               1,368            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          11.379681           14.479873                27.24%                   0            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           11.379681                13.80%                   0            1998

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

The Universal             10.000000           8.106509                -18.93%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

The Universal             5.973855            4.044559                -32.30%                 481            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          8.594047            5.973855                -30.49%                 241            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           8.594047                -14.06%               5,251            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

The Universal             13.443112           13.117202                -2.42%               5,773            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          12.445148           13.443112                 8.02%               2,763            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          11.985136           12.445148                 3.84%              15,886            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

Van Eck Worldwide         13.721459           13.103231                -4.51%                 328            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          14.210596           13.721459                -3.44%                 288            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          24.853443           14.210596               -42.82%               6,188            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          12.616797           24.853443                96.99%                   0            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           12.616797                26.17%                   0            1998

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

Van Eck Worldwide         11.374685           10.869895                -4.44%                  94            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          12.915760           11.374685               -11.93%                   6            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          11.787279           12.915760                 9.57%                 722            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          9.904737            11.787279                19.01%                   0            1999

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.000000           9.904737                 -0.95%                   0            1998

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

Victory Variable          9.629285            7.250000                -24.71%                   0            2002
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          9.760791            9.629285                 -1.35%                   0            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          10.037475           9.760791                 -2.76%               2,267            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

Victory Variable          10.836929           10.109062                -6.72%                   0            2002
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          11.749812           10.836929                -7.77%                   0            2001

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

                          9.874460            11.749812                18.99%                   0            2000

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------
------------------------- ------------------- ------------------ -------------------- ------------------- ------------

------------------------- ------------------- ------------------ -------------------- ------------------- ------------

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen

VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity
Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.70%)

   (VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.020239           8.165443                -18.51%                   0            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.020239                 0.20%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.994374            7.254082                -27.42%                   0            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.994374                 -0.06%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.296909           7.656354                -25.64%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.296909                 2.97%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.939642            8.247966                -17.02%                   0            2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.939642                 -0.60%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.000000           8.166527                -18.33%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.088401           6.915936                -31.45%                   0            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.088401                 0.88%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          8.623786            6.834929                -20.74%               3,516            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.573565            8.623786                 -9.92%                 862            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.894734           9.573565                -12.13%              80,837            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.894734                 8.95%                 149            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          8.717309            6.823270                -21.73%                 823            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.522513           8.717309                -30.39%               1,106            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.314929           12.522513               -18.23%              51,099            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           15.314929                53.15%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           8.022584                -19.77%               2,187            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.946664                -20.53%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          11.308628           9.713280                -14.11%              21,467            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.197744           11.308628                10.89%               2,512            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.780117            10.197744                16.15%               4,312            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.780117                -12.20%                  49            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.478351           8.239881                -21.36%                   0            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.478351                 4.78%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.180953           7.880599                -22.59%              42,136            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.180953                 1.81%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.158964           8.024406                -21.01%                 206            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.158964                 1.59%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.292529           7.034366                -31.66%                 228            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.292529                 2.93%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     8.731633            5.651258                -35.28%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.448592           8.731633                -29.86%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.621586           12.448592               -20.31%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           15.621586                56.22%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     8.153235            6.419202                -21.27%                   0            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.672586           8.153235                -23.61%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.650223           10.672586               -27.15%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           14.650223                46.50%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     9.922893            7.501271                -24.40%                 166            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000956           9.922893                 -0.78%                 166            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.340613            10.000956                 7.07%                 153            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.340613                 -6.59%                 125            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        10.000000           7.587564                -24.12%                 259            2002
Portfolios - Small Cap
Stock Index Portfolio:
Initial Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially      7.899217            5.517158                -30.16%               6,948            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.380157           7.899217                -23.90%               6,672            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.868131           10.380157               -12.54%              73,354            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.868131                18.68%                 275            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index       8.309551            6.341490                -23.68%              58,205            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.626823            8.309551                -13.68%              31,998            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.794215           9.626823                -10.81%             516,096            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.794215                 7.94%                 650            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          8.866534            7.258882                -18.13%               3,549            2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.946799            8.866534                -10.86%               1,307            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.184154           9.946799                 -2.33%              21,108            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.184154                 1.84%                 622            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.654197           8.470065                -20.50%                   0            2002
Investment Fund -
Developing Leaders
Portfolio:  Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.654197                 6.54%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.040088           8.662534                -13.72%                   0            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.040088                 0.40%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance       11.248475           12.086367                 7.45%              34,905            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.594913           11.248475                 6.17%              11,699            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.757496            10.594913                 8.58%               6,478            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.757496                 -2.43%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP              9.247408            7.544918                -18.41%              38,284            2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.912757            9.247408                 -6.71%              14,079            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.309967            9.912757                  6.47%              28,435            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.309967                 -6.90%                 351            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth       8.711728            5.977313                -31.39%              43,657            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.773174           8.711728                -19.13%              25,666            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.322268           10.773174               -12.57%             693,445            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.322268                23.22%                 777            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High         6.372448            6.490761                  1.86%              10,990            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.358723            6.372448                -13.40%               1,403            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.672582            7.358723                -23.92%              25,504            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.672582                 -3.27%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     8.031546            6.288770                -21.70%               5,669            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.379362           8.031546                -22.62%               3,499            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.058898           10.379362               -20.52%               6,962            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           13.058898                30.59%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.000000           7.708483                -22.92%                 683            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II           8.909469            7.932488                -10.97%              30,376            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.343090           8.909469                -13.86%              21,084            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.278366           10.343090                -8.29%              75,580            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.278366                12.78%                 190            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth   6.758171            5.187189                -23.25%               2,292            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.036133            6.758171                -15.90%               1,995            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.869824            8.036133                -18.58%              18,134            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.869824                 -1.30%                 122            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value    10.000000           7.423709                -25.76%                 787            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       11.060886           8.847571                -20.01%               5,141            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          10.000000           11.060886                10.61%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

Financial Investors       10.247845           7.443251                -27.37%               6,517            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          10.000000           10.247845                 2.48%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

Franklin Templeton        10.000000           7.841336                -21.59%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

GVIT Comstock GVIT        8.177730            6.017346                -26.42%              12,399            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          9.471062            8.177730                -13.66%               2,555            2001

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          10.778958           9.471062                -12.13%              18,859            2000

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          10.000000           10.778958                 7.79%                 102            1999

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

GVIT Dreyfus GVIT Mid     12.577501           10.471383               -16.75%               4,455            2002
Cap Index Fund: Class I
- Q/NQ

                          ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          12.965645           12.577501                -2.99%               3,366            2001

                          ------------------- ------------------- ------------------- ------------------- -----------
                          ------------------- ------------------- ------------------- ------------------- -----------

                          11.447800           12.965645                13.26%              14,853            2000

                          ------------------- ------------------- ------------------- ------------------- -----------
                          ------------------- ------------------- ------------------- ------------------- -----------

                          10.000000           11.447800                14.48%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

GVIT Federated GVIT       8.938092            9.069535                  1.47%               5,466            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          8.725646            8.938092                  2.43%                 174            2001

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          9.676620            8.725646                 -9.83%               4,990            2000

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          10.000000           9.676620                 -3.23%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

GVIT Gartmore GVIT        8.085801            6.737713                -16.67%                   0            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          8.676322            8.085801                 -6.81%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          10.000000           8.676322                -13.24%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

GVIT Gartmore GVIT        10.000000           7.485519                -25.14%                  30            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

GVIT Gartmore GVIT        10.000000           8.779218                -12.21%               1,747            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.406045                -15.94%                 611            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

GVIT Gartmore GVIT        3.373545            1.897376                -43.76%                 945            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          5.992673            3.373545                -43.71%                 821            2001

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          10.000000           5.992673                -40.07%                 616            2000

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

GVIT Gartmore GVIT        10.000000           7.107282                -28.93%                 255            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

GVIT Gartmore GVIT        10.000000           7.900585                -20.99%                   0            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

GVIT Gartmore GVIT        11.354552           12.387519                 9.10%              43,785            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          10.770572           11.354552                 5.42%              14,360            2001

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          9.735132            10.770572                10.64%              29,427            2000

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          10.000000           9.735132                 -2.65%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

GVIT Gartmore GVIT        4.952256            3.469794                -29.94%               1,892            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          7.011148            4.952256                -29.37%                 980            2001

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          9.707627            7.011148                -27.78%              29,462            2000

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          10.000000           9.707627                 -2.92%                  42            1999

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

GVIT Gartmore GVIT        6.459936            4.819298                -25.40%                   0            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          9.211629            6.459936                -29.87%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          10.000000           9.211629                 -7.88%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.746056                -22.54%                   0            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.891153                 -1.09%               7,921            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.489589                 -5.10%               1,689            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.995312                -10.05%              26,488            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.549857                -14.50%               2,609            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.199498                -18.01%                 139            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid    8.352516            5.171167                -38.09%               2,518            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.194050           8.352516                -31.50%                 325            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.658438           12.194050               -16.81%              46,522            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           14.658438                46.58%                 126            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.836691           10.781517                -0.51%              39,489            2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.641677           10.836691                 1.83%               5,171            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.209430           10.641677                 4.23%              26,570            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.209430                 2.09%                 599            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.216536            6.675091                -18.76%              22,224            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.480069            8.216536                -13.33%              16,736            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.851989            9.480069                 -3.78%              61,404            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.851989                 -1.48%                 444            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.092017                 -9.08%                 518            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.76%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.   10.000000           7.459677                -25.40%                   0            2002
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        7.691601            5.641033                -26.66%               1,876            2002
Worldwide Leaders Fund:
Class I- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.638561            7.691601                -20.20%                 468            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.182210           9.638561                -13.80%               1,831            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.182210                11.82%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       14.639366           9.599855                -34.42%               4,707            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.705019           14.639366               -12.37%               1,290            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.270503           16.705019               -17.59%              17,525            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           20.270503               102.71%                  12            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       16.122666           11.543278               -28.40%              13,529            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.787277           16.122666                26.08%               2,437            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.697140           12.787277                 9.32%               9,827            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.697140                16.97%                  20            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company   13.866158           11.268207               -18.74%               5,763            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.121378           13.866158                -8.30%               3,317            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.124755           15.121378                 7.06%              29,276            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           14.124755                41.25%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT     8.794081            7.580114                -13.80%               5,740            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.288391            8.794081                 -5.32%                 495            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.481422            9.288391                 -2.04%               7,976            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.481422                 -5.19%                  77            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT      8.599018            6.309116                -26.63%                   0            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.043154            8.599018                 -4.91%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.548175            9.043154                  5.79%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.548175                 14.52%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   3.785951            2.126504                -43.83%                   0            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.317967            3.785951                -40.08%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.317967                -36.82%                 149            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   10.000000           7.467616                -25.32%                   0            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT      10.527978           11.094926                 5.39%               2,610            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.280419           10.527978                 2.41%                 294            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.897603            10.280419                 3.87%              20,119            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.897603                 -1.02%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.228852            5.147573                -17.36%              36,846            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.107133            6.228852                -23.17%              30,712            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.107133                -18.93%             149,321            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      3.991639            2.317610                -41.94%               3,002            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.479020            3.991639                -38.39%               4,042            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.479020                -35.21%             139,929            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.073630                -29.26%                   3            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.128895            4.472745                -27.02%               3,138            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.143702            6.128895                -24.74%               3,492            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.143702                -18.56%             102,585            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.719236                -22.81%                 308            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      9.594571            6.936818                -27.70%                 631            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.910972            9.594571                 -3.19%                 958            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.968645            9.910972                 -0.58%               5,339            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.968645                 -0.31%                  22            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      10.284686           7.143412                -30.54%               7,617            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.886316           10.284686               -25.94%               7,969            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.261190           13.886316                -9.03%              51,989            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           15.261190                52.64%                 118            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      8.986985            6.701201                -25.43%                 209            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.409456            8.986985                 -4.49%                  64            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.504551            9.409456                 -1.00%               5,477            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.504551                 -4.95%                  23            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      9.473229            6.724059                -29.02%              14,241            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.023027           9.473229                -32.45%               9,945            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.070617           14.023027               -12.74%              76,715            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           16.070617                60.71%                 444            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      10.753519           7.731297                -28.10%              16,418            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.514763           10.753519               -14.07%               3,951            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.759449           12.514763                -1.92%             340,844            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.759449                27.59%                 603            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.204726            6.279861                -23.46%              10,760            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.489961            8.204726                -13.54%                 892            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.489961                 -5.10%              23,412            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.540552            6.817103                -20.18%              23,992            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.671852            8.540552                -11.70%              17,184            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.784586           9.671852                -10.32%              53,371            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.784586                 7.85%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund   9.242958            6.648942                -28.06%              15,968            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.765480            9.242958                 -5.35%               5,490            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.765480                 -2.57%              12,220            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             13.285149           14.263644                 7.37%               1,358            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.276257           13.285149                 8.22%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.210825           12.276257                 9.50%                 198            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.210825                12.11%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             10.000000           8.103758                -18.96%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             5.968779            4.039063                -32.33%                   0            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.591151            5.968779                -30.52%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.591151                -14.09%                 213            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             12.249784           11.946728                -2.47%              14,856            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.346213           12.249784                 7.96%               6,509            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.928322           11.346213                 3.82%               3,052            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         8.602001            8.210254                 -4.55%                 192            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.913211            8.602001                 -3.49%                 192            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.596564           8.913211                -42.85%               8,060            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.0000000          15.596564                55.97%                  16            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         9.627768            9.195824                 -4.49%               1,035            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.937759           9.627768                -11.98%                  60            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.987144            10.937759                 9.52%                 253            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.987144                 -0.13%                  23            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          9.617102            7.237144                -24.75%                   0            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.753435            9.617102                 -1.40%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.034955           9.753435                 -2.81%               8,032            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          10.823199           10.091121                -6.76%                   0            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.740948           10.823199                -7.82%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.871976            11.740948                18.93%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.75%)

   (VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.019613           8.160777                -18.55%                   0            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.019613                 0.20%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.993744            7.249928                -27.46%                   0            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.993744                 -0.06%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.296263           7.651978                -25.68%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.296263                 2.96%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.939018            8.243243                -17.06%                   0            2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.939018                 -0.61%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.000000           8.163744                -18.36%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.087767           6.911975                -31.48%                   0            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.087767                 0.88%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          8.612091            6.822181                -20.78%               4,488            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.565494            8.612091                 -9.97%               3,483            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.891060           9.565494                -12.17%               2,578            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.891060                 8.91%                 375            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          8.705508            6.810559                -21.77%                 319            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.511970           8.705508                -30.42%                 475            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.309779           12.511970               -18.27%               2,585            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           15.309779                53.10%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           8.019853                -19.80%                 170            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.943949                -20.56%                 429            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          11.293308           9.695180                -14.15%              21,384            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.189139           11.293308                10.84%               3,649            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.777154            10.189139                16.09%               4,393            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.777154                -12.23%                 132            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.477696           8.235164                -21.40%                   0            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.477696                 4.78%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.180312           7.876086                -22.63%                   0            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.180312                 1.80%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.158329           8.019809                -21.05%                   0            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.158329                 1.58%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.291889           7.030339                -31.69%                   0            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.291889                 2.92%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     8.719797            5.640729                -35.31%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.438107           8.719797                -29.89%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.616326           12.438107               -20.35%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           15.616326                56.16%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     8.142192            6.407248                -21.31%                   0            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.663588           8.142192                -23.64%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.645295           10.663588               -27.19%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           14.645295                46.45%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     9.909449            7.487286                -24.44%                 397            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.992513            9.909449                 -0.83%                 261            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.337456            9.992513                  7.02%                 261            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.337456                 -6.63%                  53            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        10.000000           7.584974                -24.15%                 704            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially      7.888512            5.506865                -30.19%                 973            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.371408           7.888512                -23.94%                 609            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.864126           10.371408               -12.58%               8,632            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.864126                18.64%                 194            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index       8.298290            6.329672                -23.72%              32,503            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.618706            8.298290                -13.73%               3,061            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.790571           9.618706                -10.86%              21,949            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.790571                 7.91%                 820            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          8.854519            7.245341                -18.17%               2,064            2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.938414            8.854519                -10.91%               2,983            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.180717           9.938414                 -2.38%               3,285            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.180717                 1.81%                 192            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.653528           8.465218                -20.54%                   0            2002
Investment Fund -
Developing Leaders
Portfolio:  Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.653528                 6.54%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.039461           8.657580                -13.76%                   0            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.039461                 0.39%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance       11.233244           12.063856                 7.39%              19,254            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.585977           11.233244                 6.11%               3,243            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.754195            10.585977                 8.53%               1,420            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.754195                 -2.46%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP              9.234883            7.530864                -18.45%              11,115            2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.904395            9.234883                 -6.76%               2,518            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.306820            9.904395                  6.42%                 663            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.306820                 -6.93%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth       8.699922            5.966173                -31.42%               8,533            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.764092           8.699922                -19.18%               2,367            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.318116           10.764092               -12.62%              18,290            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.318116                23.18%                 205            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High         6.363800            6.478666                  1.80%               3,668            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.352510            6.363800                -13.45%               1,613            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.669314            7.352510                -23.96%               2,734            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.669314                 -3.31%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     8.020658            6.277043                -21.74%                   0            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.370604           8.020658                -22.66%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.054491           10.370604               -20.56%               1,753            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           13.054491                30.54%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.000000           7.705852                -22.94%                   0            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II           8.897411            7.917710                -11.01%               9,287            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.334368           8.897411                -13.90%                 575            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.274564           10.334368                -8.34%               7,956            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.274564                12.75%                 271            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth   6.749005            5.177522                -23.28%                   0            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.029346            6.749005                -15.95%                 108            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.866489            8.029346                -18.62%                 902            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.866489                 -1.34%                 133            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value    10.000000           7.421189                -25.79%               2,572            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       11.059067           8.841613                -20.05%                   0            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.059067                10.59%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       10.246154           7.438226                -27.40%                   0            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.246154                 2.46%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton        10.000000           7.838667                -21.61%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT        8.166647            6.006135                -26.46%                 786            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.463069            8.166647                -13.70%                 191            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.775320           9.463069                -12.18%                 671            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.775320                 7.75%                 191            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     12.560435           10.451848               -16.79%               3,239            2002
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.954698           12.560435                -3.04%                 511            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.443936           12.954698                13.20%               1,558            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.443936                14.44%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT       8.925976            9.052629                  1.42%               4,172            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.718281            8.925976                  2.38%               4,324            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.673363            8.718281                 -9.87%                 683            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.673363                 -3.27%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.080662            6.729993                -16.71%                   0            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.675258            8.080662                 -6.85%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.675258                -13.25%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.482965                -25.17%                 596            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.775030                -12.25%                 478            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.402053                -15.98%                 561            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        3.371381            1.895195                -43.79%                   0            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.991934            3.371381                -43.73%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           5.991934                -40.08%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.104858                -28.95%                   0            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.896831                -21.03%                   0            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.339175           12.364450                 9.04%              38,507            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.761486           11.339175                 5.37%               6,991            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.731842            10.761486                10.58%               4,497            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.731842                 -2.68%                 235            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        4.945547            3.463330                -29.97%               2,720            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.005239            4.945547                -29.40%               2,885            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.704353            7.005239                -27.81%                 741            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.704353                 -2.96%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.455831            4.813780                -25.44%                   0            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.210500            6.455831                -29.91%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.210500                 -7.90%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.743411                -22.57%                   0            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.903364                 -0.97%                 390            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.473594                 -5.26%               5,272            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.943444                -10.57%               9,877            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.481877                -15.18%              29,208            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.100685                -18.99%                 695            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid    8.341195            5.161519                -38.12%               7,717            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.183768           8.341195                -31.54%               1,300            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.653509           12.183768               -16.85%               9,995            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           14.653509                46.54%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.821968           10.761392                -0.56%              51,143            2002
Money Market Fund:
Class I * - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.632658           10.821968                 1.78%              16,045            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.205942           10.632658                 4.18%              25,416            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.205942                 2.06%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.205402            6.662646                -18.80%               4,984            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.472081            8.205402                -13.37%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.848668            9.472081                 -3.82%               1,579            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.848668                 -1.51%                  81            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.087697                 -9.12%               1,717            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.   10.000000           7.456128                -25.44%                   0            2002
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.81%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore Worldwide   7.681183            5.630524                -26.70%               2,325            2002
Leaders Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.630431            7.681183                -20.24%                 518            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.178438           9.630431                -13.85%                 354            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.178438                11.78%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       14.619524           9.581953                -34.46%               1,146            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.690944           14.619524               -12.41%                 818            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.263696           16.690944               -17.63%                 810            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           20.263696               102.64%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       16.100836           11.521769               -28.44%               9,693            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.776504           16.100836                26.02%                 750            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.693190           12.776504                 9.26%               4,751            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.693190                16.93%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company   13.847390           11.247212               -18.78%               1,091            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.108647           13.847390                -8.35%                  32            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.120006           15.108647                 7.00%               1,975            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           14.120006                41.20%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT     8.782156            7.565979                -13.85%              21,028            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.280546            8.782156                 -5.37%                 752            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.478218            9.280546                 -2.09%               1,181            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.478218                 -5.22%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT      8.587379            6.297365                -26.67%                   0            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.035539            8.587379                 -4.96%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.545293            9.035539                  5.47%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.545293                -14.55%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   3.783540            2.124056                -43.86%                   0            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.317188            3.783540                -40.11%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.317188                -36.83%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   10.000000           7.465064                -25.35%                   0            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT      10.513712           11.074251                 5.33%               6,920            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.271747           10.513712                 2.36%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.894260            10.271747                 3.82%               4,897            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.894260                 -1.06%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.222739            5.139904                -17.40%               8,486            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.103330            6.222739                -23.21%               3,563            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.103330                -18.97%              11,936            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      3.987735            2.314154                -41.97%                 473            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.475985            3.987735                -38.42%                 473            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.475985                -35.24%              10,633            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.071217                -29.29%                 252            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.122880            4.466078                -27.06%                 661            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.139885            6.122880                -24.78%               1,056            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.139885                -18.60%              11,599            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.716615                -22.83%               1,077            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      9.581590            6.923899                -27.74%               1,090            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.902625            9.581590                 -3.24%                 714            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.965276            9.902625                 -0.63%                 850            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.965276                 -0.35%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      10.270734           7.130099                -30.58%               4,416            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.874614           10.270734               -25.97%               2,669            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.258987           13.874614                -9.07%              10,534            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           15.258987                52.59%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      8.974779            6.688692                -25.47%                 739            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.401502            8.974779                 -4.54%                 658            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.501339            9.401502                 -1.05%                 573            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.501339                 -4.99%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      9.460391            6.711524                -29.06%               5,328            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.011209           9.460391                -32.48%               1,359            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.065210           14.011209               -12.79%               9,621            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           16.065210                60.65%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      10.738951           7.716890                -28.14%               7,846            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.504224           10.738951               -14.12%               2,893            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.755147           12.504224                -1.97%              14,582            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.755147                27.55%                 183            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.197763            6.271334                -23.50%               7,047            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.486763            8.197763                -13.59%               1,752            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.486763                 -5.13%               6,322            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.528973            6.804394                -20.22%              16,936            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.663699            8.528973                -11.74%               3,780            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.780952           9.663699                -10.36%              11,025            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.780952                 7.81%                  41            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund   9.235111            6.639915                -28.10%               7,462            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.762197            9.235111                  5.40%               2,147            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.762197                 -2.60%                  77            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             13.267178           14.237119                 7.31%                  90            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.265925           13.267178                 8.16%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.207054           12.265925                 9.45%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.207054                12.07%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             10.000000           8.100991                -18.99%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             5.963710            4.033575                -32.36%                   0            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.588260            5.963710                -30.56%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.588260                -14.12%                 229            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             12.233204           11.924489                -2.52%               4,815            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.336655           12.233204                 7.91%                 194            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.920617           11.336655                 3.81%               1,090            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         8.590347            8.194950                 -4.60%                   0            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.905697            8.590347                 -3.54%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.591319           8.905697                -42.88%                 656            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           15.591319                55.91%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         9.614735            9.178700                 -4.54%                   0            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.928549           9.614735                -12.02%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.983781            10.928549                 9.46%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.983781                 -0.16%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          9.717850            7.309233                -24.79%                   0            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.860649            9.717850                 -1.45%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.860649                 -1.39%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          10.339545           9.635275                 -6.81%                   0            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.222020           10.339545                -7.86%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.222020                12.22%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.80%)

   (VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.018982           8.156113                -18.59%                   0            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.018982                 0.19%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.993117            7.245778                -27.49%                   0            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.993117                 -0.07%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.295616           7.647595                -25.72%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.295616                 2.96%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.938393            8.238528                -17.10%                   0            2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.938393                 -0.62%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.000000           8.160957                -18.39%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.087133           6.908023                -31.52%                   0            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.087133                 0.87%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          8.600411            6.809455                -20.82%               1,795            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.557420            8.600411                -10.01%                 895            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.887381           9.557420                -12.22%               2,743            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.887381                 8.87%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          8.693698            6.797862                -21.81%                 189            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.501416           8.693698                -30.46%                 137            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.304624           12.501416               -18.32%               1,253            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           15.304624                53.05%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           8.017119                -19.83%                 380            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.941242                -20.59%                 946            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          11.278022           9.677116                -14.19%              10,741            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.180559           11.278022                10.78%               2,628            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.774191            10.180559                16.03%                 126            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.774191                -12.26%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.477041           8.230449                -21.44%                   0            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.477041                 4.77%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.179677           7.871584                -22.67%                   0            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.179677                 1.80%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.157695           8.015233                -21.09%                   0            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.157695                 1.58%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.291243           7.026322                -31.73%                   0            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.291243                 2.91%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     8.707975            5.630199                -35.34%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.427613           8.707975                -29.93%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.611071           12.427613               -20.39%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           15.611071                56.11%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     8.131164            6.395305                -21.35%                   0            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.654609           8.131164                -23.68%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.640370           10.654609               -27.22%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           14.640370                46.40%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     9.896033            7.473332                -24.48%                   0            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.984104            9.896033                 -0.88%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.334304            9.984104                  6.96%                 392            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.334304                 -6.66%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        10.000000           7.582387                -24.18%                 928            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially      7.877818            5.496597                -30.23%                 177            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.362676           7.877818                -23.98%               1,922            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.860138           10.362676               -12.63%               6,742            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.860138                18.60%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index       8.287031            6.317855                -23.76%               3,653            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.610581            8.287031                -13.77%               1,951            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.786928           9.610581                -10.91%              10,423            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.786928                 7.87%                  23            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          8.842525            7.231846                -18.22%               4,447            2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.930036            8.842525                -10.95%                  56            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.177277           9.930036                 -2.43%               3,597            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.177277                 1.77%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.652864           8.460372                -20.58%                   0            2002
Investment Fund -
Developing Leaders
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.652864                 6.53%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.038830           8.652629                -13.81%                   0            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.038830                 0.39%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance       11.218050           12.041407                 7.34%               4,573            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.577071           11.218050                 6.06%                 612            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.750926            10.577071                 8.47%                 565            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.750926                 -2.49%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP              9.222382            7.516835                -18.49%               6,784            2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.896058            9.222382                 -6.81%               1,423            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.303685            9.896058                  6.37%               3,377            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.303685                 -6.96%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth       8.688117            5.955034                -31.46%               1,796            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.755009           8.688117                -19.22%                 894            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.313961           10.755009               -12.66%               9,885            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.313961                23.14%                  48            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High         6.355190            6.466604                  1.75%                 494            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.346312            6.355190                -13.49%                  16            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.666051            7.346312                -24.00%               3,578            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.666051                 -3.34%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     8.009778            6.265330                -21.78%                 102            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.361858           8.009778                -22.70%                  65            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.050088           10.361858               -20.60%                 657            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           13.050088                30.50%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.000000           7.703235                -22.97%                 529            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II           8.885347            7.902955                -11.06%               5,646            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.325655           8.885347                -13.95%               2,552            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.270766           10.325655                -8.39%               4,962            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.270766                12.71%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth   6.739861            5.167863                -23.32%                 164            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.022575            6.739861                -15.99%                  29            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.863165            8.022575                -18.66%                 237            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.863165                 -1.37%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value    10.000000           7.418650                -25.81%                  45            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       11.057247           8.835647                -20.09%                   0            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.057247                10.57%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       10.244468           7.433211                -27.44%                 106            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.244468                 2.44%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton        10.000000           7.835995                -21.64%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT        8.155563            5.994918                -26.49%                 263            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.455077            8.155563                -13.74%                 293            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.771674           9.455077                -12.22%                 486            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.771674                 7.72%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     12.543420           10.432365               -16.83%               2,440            2002
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.943788           12.543420                -3.09%               1,550            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.440076           12.943788                13.14%               2,608            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.440076                14.40%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT       8.913897            9.035786                  1.37%                 421            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.710943            8.913897                  2.33%                 166            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.670105            8.710943                 -9.92%                 769            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.670105                 -3.30%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.075525            6.722291                -16.76%                 108            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.674187            8.075525                 -6.90%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.674187                -13.26%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.480416                -25.20%                 270            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.770871                -12.29%                   2            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.398056                -16.02%                   0            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        3.369237            1.893021                -43.81%                  70            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.991195            3.369237                -43.76%                  70            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           5.991195                -40.09%                 190            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.102429                -28.98%                   0            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.893084                -21.07%                   0            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.323824           12.341436                 8.99%              10,746            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.752417           11.323824                 5.31%               2,703            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.728561            10.752417                10.52%               1,274            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.728561                 -2.71%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        4.938830            3.456859                -30.01%                   0            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.999319            4.938830                -29.44%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.701077            6.999319                -27.85%                 259            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.701077                 -2.99%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.451733            4.808265                -25.47%                   0            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.209373            6.451733                -29.94%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.209373                 -7.91%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.740771                -22.59%                   5            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.881785                 -1.18%                   0            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.480584                 -5.19%                  78            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.986775                -10.13%               1,951            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.541750                -14.58%               6,174            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.191707                -18.08%                   0            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid    8.329869            5.151878                -38.15%                 538            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.173489           8.329869                -31.57%                 215            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.648576           12.173489               -16.90%               7,518            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           14.648576                46.49%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.807263           10.741301                -0.61%              26,085            2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.623647           10.807263                 1.73%               4,124            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.202456           10.623647                 4.13%              11,223            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.202456                 2.02%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.194278            6.650221                -18.84%               1,977            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.464087            8.194278                -13.42%                 295            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.845340            9.464087                 -3.87%               3,653            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.845340                 -1.55%                  30            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.083390                 -9.17%                   0            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.   10.000000           7.452579                -25.47%                 264            2002
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.86%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        7.670769            5.620023                -26.73%                 129            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.622318            7.670769                -20.28%                  14            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.174665           9.622318                -13.89%               1,250            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.174665                11.75%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       14.599711           9.564082                -34.49%                 413            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.676873           14.599711               -12.46%                 138            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.256891           16.676873               -17.67%               1,192            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           20.256891               102.57%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       16.079016           11.500284               -28.48%               2,419            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.765722           16.079016                25.95%               1,113            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.689250           12.765722                 9.21%                 832            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.689250                16.89%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company   13.828616           11.226240               -18.82%               1,083            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.095906           13.828616                -8.39%                  79            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.115240           15.095906                 6.95%               2,183            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           14.115240                41.15%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT     8.770271            7.551894                -13.89%               2,512            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.272721            8.770271                 -5.42%                 675            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.475017            9.272721                 -2.14%               1,555            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.475017                 -5.25%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT      8.575738            6.285628                -26.70%                   0            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.027908            8.575738                 -5.01%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.542404            9.027908                  5.68%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.542404                -14.58%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   3.781125            2.121624                -43.89%                   0            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.316408            3.781125                -40.14%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.316408                -36.84%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   10.000000           7.462517                -25.37%                   0            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT      10.499466           11.053628                 5.28%                 788            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.263086           10.499466                 2.30%                 177            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.890927            10.263086                 3.76%               3,692            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.890927                 -1.09%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.216622            5.132236                -17.44%               2,006            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.099528            6.216622                -23.25%               1,373            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.099528                -19.00%              24,046            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      3.983793            2.310691                -42.00%                  66            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.472936            3.983793                -38.45%                  66            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.472936                -35.27%              12,722            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.068798                -29.31%                   0            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.116877            4.459429                -27.10%               1,684            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.136062            6.116877                -24.82%                 409            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.136062                -18.64%              17,844            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.713978                -22.86%                 265            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      9.568605            6.910990                -27.77%               1,695            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.894278            9.568605                 -3.29%                 632            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.961920            9.894278                 -0.68%                 800            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.961920                 -0.38%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      10.256811           7.116796                -30.61%                  91            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.862902           10.256811               -26.01%                  80            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.253837           13.862902                -9.12%               6,275            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           15.253837                52.54%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      8.962622            6.676227                -25.51%                 290            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.393576            8.962622                 -4.59%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.498133            9.393576                 -1.10%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.498133                 -5.02%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      9.447560            6.699002                -29.09%               3,203            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.999397           9.447560                -32.51%               1,197            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.059802           13.999397               -12.83%              10,286            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           16.059802                60.60%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      10.724385           7.702487                -28.18%               8,044            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.493669           10.724385               -14.16%               2,397            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.750840           12.493669                -2.02%               4,823            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           12.750840                27.51%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.190803            6.262817                -23.54%               7,343            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.483571            8.190803                -13.63%               2,645            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.483571                 -5.16%                 648            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.517435            6.791724                -20.26%               8,339            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.655553            8.517435                -11.79%                 534            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.777319           9.655553                -10.41%              10,000            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.777319                 7.77%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund   9.227273            6.630895                -28.14%               3,810            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.758910            9.227273                 -5.45%                 433            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.758910                 -2.63%                  28            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             13.249217           14.210605                 7.26%                   5            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.255588           13.249217                 8.11%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.203280           12.255588                 9.39%                  34            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.203280                12.03%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             10.000000           8.098223                -19.02%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             5.958642            4.028092                -32.40%                 268            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.585371            5.958642                -30.60%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.585371                -14.15%                  80            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             12.216634           11.902270                -2.57%               1,123            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.327088           12.216634                 7.85%                  96            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.912907           11.327088                 3.80%                 391            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         8.578684            8.179648                 -4.65%                  64            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.898173            8.578684                 -3.59%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.586071           8.898173                -42.91%                 613            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           15.586071                55.86%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         9.601688            9.161589                 -4.58%                  11            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.919321           9.601688                -12.07%                  11            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.980406            10.919321                 9.41%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.980406                 -0.20%                   0            1999

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          9.709589            7.299299                -24.82%                   0            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.857327            9.709589                 -1.50%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.857327                 -1.43%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          10.330760           9.622193                 -6.86%                   0            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.218243           10.330760                -7.91%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.218243                12.18%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.85%)

(VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.018352           8.151448                -18.63%                   0            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.018352                 0.18%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.992491            7.241626                -27.53%                   0            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.992491                 -0.08%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.294969           7.643214                -25.76%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.294969                 2.95%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.937767            8.233811                -17.15%                   0            2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.937767                 -0.62%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.000000           8.158176                -18.42%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.086501           6.904053                -31.55%                   0            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.086501                 0.87%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          8.588758            6.796758                -20.86%               1,310            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.549358            8.588758                -10.06%                 166            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.883705           9.549358                -12.26%              34,528            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          8.681907            6.785174                -21.85%                 114            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.490877           8.681907                -30.49%                  42            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.299484           12.490877               -18.36%              26,521            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           8.014381                -19.86%                 164            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.938536                -20.61%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          11.262728           9.659067                -14.24%               2,441            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.171958           11.262728                10.72%                 565            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.771225            10.171958                15.97%              21,574            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.476383           8.225731                -21.48%                   0            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.476383                 4.76%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.179036           7.867077                -22.71%                   0            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.179036                 1.79%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.157052           8.010634                -21.13%                   0            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.157052                 1.57%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.290594           7.022288                -31.76%                   0            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.290594                 2.91%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     8.696154            5.619687                -35.38%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.417121           8.696154                -29.97%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.605804           12.417121               -20.43%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     8.120126            6.383368                -21.39%                   0            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.645617           8.120126                -23.72%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.635449           10.645617               -27.26%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     9.882625            7.459404                -24.52%                   0            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.975679            9.882625                 -0.93%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.331154            9.975679                  6.91%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        10.000000           7.579801                -24.20%                 585            2002
Portfolios - Small Cap
Stock Index Portfolio:
Initial Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially      7.867141            5.486341                -30.26%                  95            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.353934           7.867141                -24.02%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.856134           10.353934               -12.67%              62,594            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index       8.275796            6.306075                -23.80%               6,296            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.602483            8.275796                -13.82%               1,063            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.783286           9.602483                -10.95%              94,298            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          8.830538            7.218359                -18.26%                 234            2002
Investment Fund
-Appreciation
Portfolio.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.921665            8.830538                -11.00%               1,742            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.173850           9.921665                 -2.48%               4,404            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.652198           8.455521                -20.62%                   0            2002
Investment Fund -
Developing Leaders
Portfolio:  Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.652198                 6.52%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.038201           8.647677                -13.85%                   0            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.038201                 0.38%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance       11.202838           12.018959                 7.28%               3,776            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.568127           11.202838                 6.01%                 435            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.747622            10.568127                 8.42%               8,311            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP              9.209865            7.502801                -18.54%               3,632            2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.887701            9.209865                 -6.86%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.300541            9.887701                  6.31%              51,011            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth       8.676331            5.943919                -31.49%               1,889            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.745932           8.676331                -19.26%               1,946            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.309803           10.745932               -12.70%             101,068            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High         6.346563            6.454537                  1.70%                 620            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.340109            6.346563                -13.54%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.662795            7.340109                -24.04%              17,319            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     7.998921            6.253645                -21.82%                  47            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.353122           7.998921                -22.74%                  49            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.045702           10.353122               -20.64%               9,281            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.000000           7.700598                -22.99%                 360            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II           8.873298            7.888206                -11.10%               3,996            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.316947           8.873298                -13.99%                 303            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.266962           10.316947                -8.43%              84,405            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth   6.730718            5.158219                -23.36%                 428            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.015802            6.730718                -16.03%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.859832            8.015802                -18.70%              15,755            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value    10.000000           7.416124                -25.84%                 709            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       11.055422           8.829678                -20.13%                   0            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.055422                10.55%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       10.242781           7.428190                -27.48%                   0            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.242781                 2.43%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton        10.000000           7.833317                -21.67%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT        8.144524            5.983746                -26.53%                 678            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.447118            8.144524                -13.79%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.768053           9.447118                -12.27%               8,491            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     12.526391           10.412893               -16.87%               1,980            2002
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.932854           12.526391                -3.14%                 519            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.436215           12.932854                13.09%               5,958            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT       8.901799            9.018929                  1.32%               1,081            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.703574            8.901799                  2.28%                 118            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.666832            8.703574                 -9.96%               5,547            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.070402            6.714603                -16.80%                   0            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.673124            8.070402                 -6.95%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.673124                -13.27%                  20            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.477857                -25.22%                  89            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.766715                -12.33%                  67            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.394065                -16.06%                 202            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        3.367087            1.890847                -43.84%                  17            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.990454            3.367087                -43.79%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           5.990454                -40.10%                  24            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.100003                -29.00%                 461            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.889333                -21.11%                   6            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.308475           12.318429                 8.93%              10,320            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.743338           11.308475                 5.26%                 985            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.725276            10.743338                10.47%              17,109            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        4.932123            3.450405                -30.04%                   0            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.993410            4.932123                -29.47%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.697798            6.993410                -27.89%               7,357            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.447625            4.802762                -25.51%                   0            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.208243            6.447625                -29.98%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.208243                 -7.92%                  31            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.738127                -22.62%                   0            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.877095                 -1.23%                 285            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.476086                 -5.24%              40,248            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.982505                -10.71%              19,368            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.537693                -14.62%                 294            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.187819                -18.12%                   0            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid    8.318555            5.142260                -38.18%                 474            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.163206           8.318555                -31.61%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.643628           12.163206                -2.67%              28,263            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.792570           10.721236                -0.66%               9,844            2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.614638           10.792570                 1.68%                 237            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.198968           10.614638                 4.08%              63,000            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.183165            6.637820                -18.88%                 170            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.456097            8.183165                -13.46%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.842006            9.456097                 -3.92%              55,314            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.079080                 -9.21%                 451            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.   10.000000           7.449034                -25.51%                  77            2002
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        7.660350            5.609527                -26.77%                 125            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.614186            7.660350                -20.32%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.170893           9.614186                -13.94%               8,320            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       14.579903           9.546230                -34.52%                 863            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.662806           14.579903               -12.50%                  49            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.250073           16.662806               -17.71%              15,375            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       16.057232           11.478843               -28.51%               2,273            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.754961           16.057232                25.89%                 566            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.685305           12.754961                 9.15%              13,697            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company   13.809877           11.205308               -18.86%                 754            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.083183           13.809877                -8.44%                 300            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.110489           15.083183                 6.89%              52,907            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.91%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT     8.758381            7.537812                -13.94%                 451            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.264907            8.758381                 -5.47%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.471823            9.264907                 -2.18%              20,784            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT      8.564121            6.273907                -26.74%                   0            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.020303            8.564121                 -5.06%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.539519            9.020303                  5.63%               2,190            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   3.778714            2.119194                -43.92%                   0            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.315627            3.778714                -40.17%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.315627                -36.84%                  15            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   10.000000           7.459967                -25.40%                   0            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT      10.485245           11.033027                 5.22%                 963            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.254426           10.485245                 2.25%                 441            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.887582            10.254426                 3.71%              10,822            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.210517            5.124576                -17.49%               2,352            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.095727            6.210517                -23.29%                 863            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.095727                -19.04%             118,431            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      3.979883            2.307249                -42.03%                  14            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.469900            3.979883                -38.49%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.469900                -35.30%              92,046            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.066388                -29.34%                 111            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.110859            4.452769                -27.13%                   8            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.132240            6.110859                -24.86%                  66            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.132240                -18.68%             101,352            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.711350                -22.89%               1,072            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      9.555631            6.898096                -27.81%               2,238            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.885928            9.555631                 -3.34%                 280            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.958551            9.885928                 -0.73%               3,850            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      10.242890           7.103509                -30.65%               1,040            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.851206           10.242890               -26.05%                  41            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.248701           13.851206                -9.16%              39,859            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      8.950468            6.663773                -25.55%               2,474            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.385656            8.950468                 -4.64%                 380            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.494931            9.385656                 -1.15%               8,885            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      9.434727            6.686490                -29.13%                 981            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.987563           9.434727                -32.55%               1,470            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.054381           13.987563               -12.87%              80,705            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      10.709843           7.688120                -28.21%               4,670            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.483131           10.709843               -14.21%               2,099            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.746543           12.483131                -2.07%              71,488            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.183849            6.254301                -23.58%               1,458            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.480386            8.183849                -13.68%                 263            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.480386                 -5.20%               4,837            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.505890            6.779063                -20.30%               1,292            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.647415            8.505890                -11.83%               2,075            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.773688           9.647415                -10.45%              96,024            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund   9.219447            6.621889                -28.17%               1,015            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.755631            9.219447                 -5.50%                  14            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.755631                 -2.67%              10,530            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             13.231263           14.184124                 7.20%                  32            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.245260           13.231263                 8.05%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.199494           12.245260                 9.34%                 627            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             10.000000           8.095466                -19.05%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             5.953570            4.022612                -32.43%                 433            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.582480            5.953570                -30.63%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.582480                -14.18%               6,674            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             12.200073           11.880085                -2.62%               1,634            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.317531           12.200073                 7.80%                 413            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.905202           11.317531                 3.78%               7,955            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         8.567036            8.164377                 -4.70%                 273            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.890661            8.567036                 -3.64%                  25            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.580817           8.890661                -42.94%               1,884            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         9.588687            9.144519                 -4.63%                  24            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.910122           9.588687                -12.11%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.977040            10.910122                 9.35%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          9.701370            7.289402                -24.86%                   0            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.854024            9.701370                 -1.55%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.854024                 -1.46%               1,531            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          10.322006           9.609130                 -6.91%                   0            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.214476           10.322006                -7.96%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.214476                12.14%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds

- Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.90%)

   (VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.017724           8.146774                -18.68%                   0            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.017724                 0.18%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.991859            7.237469                -27.57%                   0            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.991859                 -0.08%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.294326           7.638832                -25.80%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.294326                 2.94%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.937144            8.299101                -17.19%                   0            2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.937144                 -0.63%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.000000           8.155392                -18.45%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.085866           6.900097                -31.59%                   0            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.085866                 0.86%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          8.577091            6.784071                -20.90%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.541283            8.577091                -10.11%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.880025           9.541283                -12.30%              11,881            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          8.670125            6.772509                -21.89%                  52            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.480327           8.670125                -30.53%                   5            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.294316           12.480327               -18.40%              18,453            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           8.011649                -19.88%                   5            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.935821                -20.64%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          11.247447           9.641037                -14.28%                  61            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.163375           11.247447                10.67%                  14            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.768259            10.163375                15.91%               4,809            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.475729           8.221023                -21.52%                   0            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.475729                 4.76%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.178398           7.862571                -22.75%                   0            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.178398                 1.78%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.156417           8.006045                -21.17%                   0            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.156417                 1.56%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.289949           7.018263                -31.79%                   0            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.289949                 2.90%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     8.684342            5.609184                -35.41%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.406646           8.684342                -30.00%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.600551           12.406646               -20.47%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     8.109093            6.371446                -21.43%                   0            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.636622           8.109093                -23.76%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.630509           10.636622               -27.30%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     9.869216            7.445481                -24.56%                   0            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.967257            9.869216                 -0.98%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.327994            9.967257                  6.85%                 137            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        10.000000           7.577210                -24.23%                   0            2002
Portfolios - Small Cap
Stock Index Portfolio:
Initial Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially      7.856453            5.476092                -30.30%                   0            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.345179           7.856453                -24.06%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.852125           10.345179                12.71%              12,862            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index       8.264570            6.294303                -23.84%               1,648            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.594375            8.264570                -13.86%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.779645           9.594375                -11.00%              40,751            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          8.818570            7.204901                -18.30%                 706            2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.913289            8.818570                -11.04%                 130            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.170406           9.913289                 -2.53%               3,524            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.651529           8.450677                -20.66%                   0            2002
Investment Fund -
Developing Leaders
Portfolio:  Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.651529                 6.52%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.037569           8.642712                -13.90%                   0            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.037569                 0.38%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance       11.187661           11.996568                 7.23%                 351            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.559225           11.187661                 5.95%                 351            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.744333            10.559225                 8.36%               3,125            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP              9.197371            7.488805                -18.58%                 205            2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.879350            9.197371                 -6.90%                 109            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.297394            9.879350                  6.26%               4,714            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth       8.664560            5.932835                -31.53%                 198            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.736866           8.664560                -19.30%                   1            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.305653           10.736866               -12.75%              59,620            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High         6.337956            6.442506                  1.65%                 179            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.333907            6.337956                -13.58%                 179            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.659523            7.333907                -24.08%               4,625            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     7.988069            6.241968                -21.86%                 337            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.344382           7.988069                -22.78%                 342            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.041301           10.344382               -20.68%               3,538            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.000000           7.697965                -23.02%                   5            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II           8.861264            7.873493                -11.15%                 881            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.308233           8.861264                -14.04%                 739            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.263156           10.308233                -8.48%              25,250            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth   6.721581            5.148599                -23.40%                 435            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.009032            6.721581                -16.07%                 226            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.856495            8.009032                -18.74%              18,700            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value    10.000000           7.413590                -25.86%                   0            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       11.053603           8.823711                -20.17%                   0            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.053603                10.54%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       10.241093           7.423175                -27.52%                   0            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.241093                 2.41%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton        10.000000           7.830650                -21.69%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT        8.133455            5.972569                -26.57%                   0            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.439135            8.133455                -13.83%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.764410           9.439135                -12.31%                 393            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     12.509403           10.393469               -16.91%                 342            2002
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.921938           12.509403                -3.19%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.432355           12.921938                13.03%               8,380            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT       8.889732            9.002106                  1.26%                   0            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.696224            8.889732                  2.23%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.663565            8.696224                -10.01%               3,041            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.065253            6.706895                -16.84%                   0            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.672055            8.065253                 -7.00%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.672055                -13.28%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.475305                -25.25%                   0            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.762545                -12.37%                   0            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.390084                -16.10%                   0            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        3.364948            1.888681                -43.87%                   0            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.989717            3.364948                -43.82%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           5.989717                -40.10%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.097577                -29.02%                   0            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.885581                -21.14%                   0            2002
Global Utilites Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.293161           12.295493                 8.88%                 178            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.734272           11.293161                 5.21%                  92            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.721987            10.734272                10.41%               9,617            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        4.925420            3.443952                -30.08%                   0            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.987497            4.925420                -29.51%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.694518            6.987497                -27.92%               1,779            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.443529            4.797249                -25.55%                   0            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.207114            6.443529                -30.02%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.207114                 -7.93%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.735493                -22.65%                   0            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.872402                 -1.28%                   0            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.471588                 -5.28%                   0            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.978240                -10.22%                   0            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.533634                -14.66%                  23            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.183923                -18.16%                   0            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid    8.307241            5.132637                -38.21%                  21            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.152925           8.307241                -31.64%                  17            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.638685           12.152925               -16.98%               9,578            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.777889           10.701197                -0.71%                   0            2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.605632           10.777889                 1.62%                 768            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.195482           10.605632                 4.02%              47,092            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.172057            6.625425                -18.93%                   0            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.448103            8.172057                -13.51%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.838680            9.448103                 -3.97%               7,522            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.074768                 -9.25%                   0            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.   10.000000           7.445495                -25.55%                   0            2002
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        7.649959            5.599057                -26.81%                   0            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.606072            7.649959                -20.36%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.167113           9.606072                -13.98%                 929            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       14.560133           9.528413                -34.56%                   0            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.648755           14.560133               -12.55%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.243274           16.648755               -17.76%               6,653            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       16.035460           11.457422               -28.55%                 121            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.744198           16.035460                25.83%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.681367           12.744198                 9.10%               6,544            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company   13.791138           11.184395               -18.90%                 208            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.070448           13.791138                -8.49%                   3            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.105728           15.070448                 6.84%               9,932            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT     8.746499            7.523744                -13.98%                   0            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.257079            8.746499                 -5.52%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.468619            9.257079                 -2.23%               7,049            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.96%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT      8.552474            6.262178                -26.78%                   0            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.012666            8.552474                 -5.11%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.536625            9.012666                  5.58%                 251            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   3.776294            2.116750                -43.95%                   0            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.314847            3.776294                -40.20%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.314847                -36.85%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   10.000000           7.457422                -25.43%                   0            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT      10.471032           11.012457                 5.17%                   0            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.245769           10.471032                 2.20%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.884242            10.245769                 3.66%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.204428            5.116941                -17.53%                  99            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.091928            6.204428                -23.33%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.091928                -19.08%              59,411            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      3.975953            2.303786                -42.06%                   0            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.466853            3.975953                -38.52%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.466853                -35.33%              47,293            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.063972                -29.36%                   0            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.104844            4.446112                -27.17%                   0            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.128419            6.104844                -24.90%                   8            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.128419                -18.72%              32,300            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.708715                -22.91%                   5            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      9.542657            6.885223                -27.85%                  36            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.877577            9.542657                 -3.39%                   4            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.955186            9.877577                 -0.87%                 927            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      10.228980           7.090239                -30.68%                  10            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.839506           10.228980               -26.09%                   9            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.243555           13.839506                -9.21%              20,672            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      8.938329            6.651335                -25.59%                   0            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.377731            8.938329                 -4.69%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.491719            9.377731                 -1.20%                 105            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      9.421935            6.674005                -29.17%                   0            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.975777           9.421935                -32.58%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.048985           13.975777               -12.92%              23,450            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      10.695313           7.673761                -28.25%                 556            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.472602           10.695313               -14.25%                  72            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.742243           12.472602                -2.12%              24,319            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.176890            6.245795                -23.62%                  82            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.477189            8.176890                -13.72%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.477189                 -5.23%               8,037            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.494330            6.766391                -20.34%                 130            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.639258            8.494330                -11.88%                 131            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.770042           9.639258                -10.50%              32,461            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund   9.211624            6.612889                -28.21%                 581            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.752349            9.211624                 -5.54%                 105            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.752349                 -2.70%               5,095            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             13.213325           14.157666                 7.15%                   0            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.234919           13.213325                 8.00%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.195718           12.234919                 9.28%                 665            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             10.000000           8.092698                -19.07%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             5.948504            4.017136                -32.47%                  79            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.579581            5.948504                -30.67%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.579581                -14.20%               1,543            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             12.183524           11.857917                -2.67%                   0            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.307986           12.183524                 7.74%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.897503           11.307986                 3.77%               1,019            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         8.555421            8.149155                 -4.75%                   0            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.883159            8.555421                 -3.69%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.575591           8.883159                -42.97%               4,581            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         9.575679            9.127452                 -4.68%                   0            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.900909           9.575679                -12.16%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.973670            10.900909                 9.30%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          9.693126            7.279475                -24.90%                   0            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.850703            9.693126                 -1.60%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.850703                 -1.49%               1,086            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          10.313242           9.596083                 -6.95%                   0            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.210704           10.313242                -8.01%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.210704                12.11%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds

- Oppenheimer
Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.95%)

   (VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.017094           8.142095                -18.72%                   0            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.017094                 0.17%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.991237            7.233330                -27.60%                   0            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.991237                 -0.09%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.293681           7.634447                -25.83%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.293681                 2.94%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.936519            8.224372                -17.23%                   0            2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.936519                 -0.63%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.000000           8.152603                -18.47%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.085232           6.896140                -31.62%                   0            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.085232                 0.85%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          8.565466            6.771407                -20.95%               3,407            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.533240            8.565466                -10.15%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.876352           9.533240                -12.35%               9,223            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          8.658367            6.759875                -21.93%                 203            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.469801           8.658367                -30.57%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.289171           12.469801               -18.44%              36,626            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           8.008918                -19.91%                 570            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.933115                -20.67%                 178            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          11.232186           9.623047                -14.33%               1,729            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.154779           11.232186                10.61%                 162            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.765289            10.154779                15.85%               9,206            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.475068           8.216307                -21.56%                   0            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.475068                 4.75%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.177758           7.858057                -22.79%                   0            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.177758                 1.78%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.155780           8.001454                -21.21%                   0            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.155780                 1.56%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.289305           7.014233                -31.83%                   0            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.289305                 2.89%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     8.672533            5.598697                -35.44%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.396149           8.672533                -30.04%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.595284           12.396149               -20.51%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     8.098098            6.359555                -21.47%                   0            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.627648           8.098098                -23.80%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.625579           10.627648               -27.34%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     9.855838            7.431583                -24.60%                   0            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.958846            9.855838                 -1.03%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.324847            9.958846                  6.80%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        10.000000           7.574621                -24.25%                   0            2002
Portfolios - Small Cap
Stock Index Portfolio:
Initial Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially      7.845781            5.465865                -30.33%                 837            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.336445           7.845781                -24.10%                 171            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.848121           10.336445               -12.76%              19,564            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index       8.253345            6.282549                -23.88%               7,514            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.586268            8.253345                -13.90%                 776            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.775998           9.586268                -11.04%              89,971            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          8.806588            7.191435                -18.34%               2,279            2002
Investment Fund -
Appreciation Portfolio:
Initial Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.904915            8.806588                -11.09%                 162            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.166971           9.904915                 -2.58%               7,007            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.650860           8.445830                -20.70%                   0            2002
Investment Fund -
Developing Leaders
Portfolio:  Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.650860                 6.51%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.036933           8.637753                -13.94%                   0            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.036933                 0.37%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance       11.172482           11.974186                 7.18%               2,848            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.550300           11.172482                 5.90%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.741035            10.550300                 8.31%               1,319            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP              9.184896            7.474825                -18.62%              14,972            2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.871006            9.184896                 -6.95%                 504            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.294244            9.871006                  6.21%              29,366            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth       8.652786            5.921737                -31.56%               4,547            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.727787           8.652786                -19.34%                 732            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.301489           10.727787               -12.79%              37,255            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High         6.329333            6.430462                  1.60%                   0            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.327699            6.329333                -13.62%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.656256            7.327699                -24.11%              15,687            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     7.977219            6.230312                -21.90%                   0            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.335636           7.977219                -22.82%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.036900           10.335636               -20.72%              10,698            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.000000           7.695341                -23.05%                   0            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II           8.849226            7.858792                -11.19%               4,959            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.299521           8.849226                -14.08%                 420            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.259347           10.299521                -8.52%              50,886            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth   6.712445            5.138966                -23.44%               1,870            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.002263            6.712445                -16.12%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.853171            8.002263                -18.78%               4,834            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value    10.000000           7.411055                -25.89%                 220            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       11.051778           8.817759                -20.21%                   0            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.051778                10.52%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       10.239405           7.418164                -27.55%                   0            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.239405                 2.39%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton        10.000000           7.827971                -21.72%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT        8.122414            5.961415                -26.61%                 247            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.431156            8.122414                -13.88%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.760775           9.431156                -12.36%              10,061            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     12.492426           10.374056               -16.96%               3,484            2002
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.911023           12.492426                -3.24%                 324            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.775998           12.911023                19.81%              89,971            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT       8.877656            8.985305                  1.21%               1,238            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.688881            8.877656                  2.17%                 237            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.660301            8.688881                -10.06%                 481            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.060116            6.699200                -16.88%                   0            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.670989            8.060116                 -7.05%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.670989                -13.29%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.472752                -25.27%                   0            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.758376                -12.42%                   0            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.386081                -16.14%               2,234            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        3.362778            1.886498                -43.90%                   0            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.988974            3.362778                -43.85%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           5.988974                -40.11%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.095154                -29.05%                   0            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.881827                -21.18%               2,262            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.277822           12.272524                 8.82%               3,311            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.725199           11.277822                 5.15%                  72            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.718698            10.725199                10.36%              26,795            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        4.918714            3.437514                -30.11%               6,020            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.981582            4.918714                -29.55%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.691237            6.981582                -27.96%                 259            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.439422            4.791752                -25.59%                   0            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.205983            6.439422                -30.05%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.205983                 -7.94%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.732842                -22.67%                   0            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.867718                 -1.32%                 404            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.467085                 -5.33%                 929            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.973976                -10.26%               4,564            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.529580                -14.70%                 169            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.180038                -18.20%                   0            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid    8.295955            5.123042                -38.25%               3,097            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.142653           8.295955                -31.68%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.633744           12.142653               -17.02%               7,807            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.763223           10.681191                -0.76%                  47            2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.596630           10.763223                 1.57%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.191993           10.596630                 3.97%              54,546            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.160969            6.613060                -18.97%               1,884            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.440134            8.160969                -13.55%                 314            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.835355            9.440134                 -4.02%               7,818            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.070448                 -9.30%                   0            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.441956                -25.58%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        7.639563            5.588592                -26.85%                   0            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.597955            7.639563                -20.40%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.163349           9.597955                -14.02%                 261            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       14.540363           9.510606                -34.59%               1,718            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.634699           14.540363               -12.59%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.236462           16.634699               -17.80%               4,291            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       16.013702           11.436036               -28.59%               2,353            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.733436           16.013702                25.76%                 113            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.677418           12.733436                 9.04%               4,708            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company   13.772426           11.163516               -18.94%               2,068            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.057727           13.772426                -8.54%                 183            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.100980           15.057727                 6.78%               9,183            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT     8.734629            7.509706                -14.02%               5,334            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.249263            8.734629                 -5.56%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.465417            9.249263                 -2.28%               8,305            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -1.01%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT      8.540870            6.250482                -26.82%                   0            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.005065            8.540870                 -5.15%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.533747            9.005065                  5.52%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   3.773891            2.114321                -43.98%                   0            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.314065            3.773891                -40.23%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.314065                -36.86%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   10.000000           7.454872                -25.45%                   0            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT      10.456814           10.991915                 5.12%                 462            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.237115           10.456814                 2.15%                 209            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.880904            10.237115                 3.61%               5,401            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.198324            5.109290                -17.57%               1,932            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.088130            6.198324                -23.37%                 412            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.088130                -19.12%              72,579            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      3.972038            2.300349                -42.09%               2,909            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.463807            3.972038                -38.55%                 265            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.463807                -35.36%              50,902            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.061561                -29.38%                   0            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.098839            4.439471                -27.21%                   0            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.124596            6.098839                -24.93%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.124596                -18.75%              28,745            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.706084                -22.94%                 532            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      9.529703            6.872361                -27.88%                   0            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.869229            9.529703                 -3.44%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.951814            9.869229                 -0.83%               8,310            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      10.215088           7.076993                -30.72%               1,777            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.827826           10.215088               -26.13%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.238417           13.827826                -9.26%              13,566            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      8.926202            6.638920                -25.62%                   0            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.369810            8.926202                 -4.73%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.488501            9.369810                 -1.25%                 232            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      9.409133            6.661537                -29.20%                 880            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.963970           9.409133                -32.62%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.043574           13.963970               -12.96%              15,234            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      10.680788           7.659427                -28.29%               8,520            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.462062           10.680788               -14.29%                 158            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.737936           12.462062                -2.17%              14,643            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.169938            6.237297                -23.66%              10,664            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.474001            8.169938                -13.76%                 176            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.474001                 -5.26%              13,896            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.482808            6.753762                -20.38%               8,719            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.631127            8.482808                -11.92%                 321            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.766408           9.631127                -10.54%              22,952            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund   9.203790            6.603890                -28.25%               7,728            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.749061            9.203790                 -5.59%                  32            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.749061                 -2.73%              14,541            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             13.195391           14.131254                 7.09%                   0            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.224582           13.195391                 7.94%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.191935           12.224582                 9.23%               2,924            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             10.000000           8.089937                -19.10%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             5.943437            4.011657                -32.50%               1,097            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.576684            5.943437                -30.70%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.576684                -14.23%                 649            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             12.166987           11.835803                -2.72%               3,662            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.298429           12.166987                 7.69%                  61            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.889793           11.298429                 3.75%               2,698            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         8.543787            8.133920                 -4.80%                   0            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.875639            8.543787                 -3.74%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.570329           8.875639                -43.00%               3,039            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         9.562673            9.110404                 -4.73%                   0            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.891686           9.562673                -12.20%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.970287            10.891686                 9.24%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          9.684882            7.269573                -24.94%                   0            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.847382            9.684882                 -1.65%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.847382                 -1.53%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          10.304470           9.583033                 -7.00%                   0            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.206923           10.304470                -8.05%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.206923                12.07%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds

- Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.00%)

   (VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.016461           8.137432                -18.76%                   0            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.016461                 0.61%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.990609            7.229178                -27.64%                   0            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.990609                 -0.09%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.293031           7.630071                -25.87%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.293031                 2.93%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.935895            8.219646                -17.27%                   0            2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.935895                 -0.64%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.000000           8.149815                -18.50%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.084598           6.892183                -31.66%                   0            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.084598                 0.85%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          8.553813            6.758745                -20.99%                 974            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.525172            8.553813                -10.20%                 867            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.872664           9.525172                -12.39%               7,411            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          8.646608            6.747247                -21.97%                 224            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.459273           8.646608                -30.60%                 222            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.284018           12.459273               -18.48%               3,058            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           8.006178                -19.94%                 113            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.930404                -20.70%                   8            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          11.216937           9.605080                -14.37%               6,564            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.146205           11.216937                10.55%               1,546            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.762324            10.146205                15.79%               3,972            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.474412           8.211593                -21.60%                   0            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.474412                 4.74%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.177118           7.853558                -22.83%                   0            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.177118                 1.77%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.155140           7.996867                -21.25%                   0            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.155140                 1.55%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.288659           7.010206                -31.86%                   0            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.288659                 2.89%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     8.660749            5.588226                -35.48%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.385672           8.660749                -30.07%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.590018           12.385672               -20.55%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     8.087096            6.347674                -21.51%                   0            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.618671           8.087096                -23.84%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.620650           10.618671               -27.37%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     9.842448            7.417702                -24.64%                   0            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.950424            9.842448                 -1.09%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.321684            9.950424                  6.74%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        10.000000           7.572039                -24.28%                   0            2002
Portfolios - Small Cap
Stock Index Portfolio:
Initial Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially      7.835121            5.455641                -30.37%                 295            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.327709           7.835121                -24.13%                 295            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.844117           10.327709               -12.80%               5,228            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index       8.242137            6.270812                -23.92%               2,143            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.578167            8.242137                -13.95%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.772356           9.578167                -11.09%              44,846            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          8.794635            7.178001                -18.38%                 652            2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.896545            8.794635                -11.13%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.163530           9.896545                 -2.63%               6,830            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.650190           8.440984                -20.74%                   0            2002
Investment Fund -
Developing Leaders
Portfolio:  Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.650190                 6.50%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.036306           8.632815                -13.98%                   0            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.036306                 0.36%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance       11.157316           11.951842                 7.12%               2,600            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.541374           11.157316                 5.84%               1,571            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.737734            10.541374                 8.25%               4,658            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP              9.172426            7.460863                -18.66%               4,751            2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.862672            9.172426                 -7.00%                 197            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.291096            9.862672                  6.15%              11,143            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth       8.641032            5.910677                -31.60%               2,411            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.718728           8.641032                -19.38%                 802            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.297338           10.718728               -12.84%              39,859            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High         6.320746            6.418462                  1.55%                 328            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.321509            6.320746                -13.67%                   7            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.652998            7.321509                -24.15%               1,192            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     7.966381            6.218666                -21.94%                   0            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.326913           7.966381                -22.86%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.032507           10.326913               -20.76%               7,731            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.000000           7.692711                -23.07%                   6            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II           8.837210            7.844111                -11.24%                 432            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.290816           8.837210                -14.13%                 155            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.255543           10.290816                -8.57%              24,879            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth   6.703332            5.129369                -23.48%                   0            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.995493            6.703332                -16.16%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.849830            7.995493                -18.83%              10,669            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value    10.000000           7.408523                -25.91%               1,294            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       11.049951           8.811787                -20.25%                 210            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.049951                10.50%                 209            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       10.237721           7.413151                -27.59%               2,258            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.237721                 2.38%                 449            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton        10.000000           7.825300                -21.75%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT        8.111382            5.950275                -26.64%                   0            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.423183            8.111382                -13.92%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.757138           9.423183                -12.40%               5,842            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     12.475451           10.354673               -17.00%               1,857            2002
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.900103           12.475451                -3.29%                 100            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.424623           12.900103                12.91%               1,359            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT       8.865607            8.968533                  1.16%                 388            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.681541            8.865607                  2.12%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.657039            8.681541                -10.10%                 572            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.054985            6.691513                -16.93%                   0            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.669923            8.054985                 -7.09%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.669923                -13.30%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.470195                -25.30%                   0            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.754210                -12.46%                  53            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.382091                -16.18%                  53            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        3.360632            1.884332                -43.93%                   0            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.988233            3.360632                -43.88%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           5.988233                -40.12%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.092725                -29.07%                   0            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.878079                -21.22%                   0            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.262532           12.249649                 8.76%              13,625            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.716144           11.262532                 5.10%               4,290            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.715414            10.716144                10.30%                 678            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        4.912027            3.431088                -30.15%                   0            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.975678            4.912027                -29.58%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.687960            6.975678                -28.00%               1,021            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.435329            4.786253                -25.63%                   0            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.204854            6.435329                -30.09%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.204854                 -7.95%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.730205                -22.70%                   0            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.863036                 -1.37%               4,389            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.462587                 -5.37%                   0            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.969704                -10.30%               1,709            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.525519                -14.74%                   0            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.176147                -18.24%                   0            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid    8.284669            5.113464                -38.28%                 944            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.132394           8.284669                -31.71%                 550            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.628811           12.132394               -17.07%               7,641            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.748564           10.661204                -0.81%               1,546            2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.587626           10.748564                 1.52%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.188503           10.587626                 3.92%             104,628            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.149891            6.600705                -19.01%                 224            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.432157            8.149891                -13.59%                  18            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.832030            9.432157                 -4.07%               8,118            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.066130                 -9.34%                   0            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.   10.000000           7.438420                -25.62%               1,301            2002
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        7.629195            5.578154                -26.88%                   0            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.589849            7.629195                -20.45%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.159579           9.589849                -14.07%                 382            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       14.520604           9.492834                -34.63%                 106            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.620645           14.520604               -12.64%                  60            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.229644           16.620645               -17.84%               6,080            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       15.991958           11.414665               -28.62%               1,774            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.722678           15.991958                25.70%                  50            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.673473           12.722678                 8.99%               7,680            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -1.06%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company   13.753727           11.142675               -18.98%               1,194            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.045018           13.753727                -8.58%                  45            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.096223           15.045018                 6.73%               6,390            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT     8.722767            7.495672                -14.07%                 548            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.241446            8.722767                 -5.61%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.462219            9.241446                 -2.33%              11,726            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT      8.529265            6.238801                -26.85%                   0            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.997445            8.529265                 -5.20%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.530859            8.997445                  5.47%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   3.771472            2.111884                -44.00%                   0            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.313283            3.771472                -40.26%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.313283                -36.87%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   10.000000           7.452324                -25.48%                   0            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT      10.442637           10.971409                 5.06%                 101            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.228476           10.442637                 2.09%                   4            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.877567            10.228476                 3.55%               1,495            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.192214            5.101659                -17.61%                 612            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.084324            6.192214                -23.40%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.084324                -19.16%              42,015            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      3.968131            2.296907                -42.12%                 266            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.460766            3.968131                -38.58%                 266            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.460766                -35.39%              56,932            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.059137                -29.41%                   0            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.092844            4.432838                -27.25%                   0            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.120779            6.092844                -24.97%                 151            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.120779                -18.79%              24,232            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.703455                -22.97%                   0            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      9.516777            6.859526                -27.92%                   7            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.860901            9.516777                 -3.49%                 142            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.948455            9.860901                 -0.88%               1,946            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      10.201196           7.063746                -30.76%                 310            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.816124           10.201196               -26.16%                 105            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.233263           13.816124                -9.30%              16,154            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      8.914065            6.262511                -25.66%                  74            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.361884            8.914065                 -4.78%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.485289            9.361884                 -1.30%               1,283            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      9.396346            6.649079                -29.24%                   0            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.952164           9.396346                -32.65%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.038152           13.952164               -13.01%              15,841            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      10.666285           7.645123                -28.32%               4,116            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.451546           10.666285               -14.34%                 369            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.733633           12.451546                -2.22%              14,466            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.162980            6.228810                -23.69%               7,235            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.470811            8.162980                -13.81%                  93            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.470811                 -5.29%                 682            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.471286            6.741147                -20.42%                 486            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.622980            8.471286                -11.97%                   5            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.762760           9.622980                -10.59%              36,827            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund   9.195957            6.594900                -28.28%               2,073            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.745774            9.195957                 -5.64%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.745774                 -2.76%               6,431            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             13.177483           14.104889                 7.04%                 949            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.214257           13.177483                 7.89%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.188158           12.214257                 9.17%                 339            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             10.000000           8.087169                -19.13%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             5.938379            4.006200                -32.54%                 194            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.573789            5.938379                -30.74%                   8            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.573789                -14.26%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             12.150459           11.813686                -2.77%               3,619            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.288871           12.150459                 7.63%               1,407            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.882088           11.288871                 3.74%                 104            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         8.532179            8.118717                 -4.85%                   0            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.868130            8.532179                 -3.79%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.565075           8.868130                -43.03%               4,668            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         9.549690            9.093406                 -4.78%                   0            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.882498           9.549690                -12.25%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.966921            10.882498                 9.19%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          9.676654            7.259695                -24.98%                   0            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.844067            9.676654                 -1.70%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.844067                 -1.56%               3,941            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          10.295715           9.569993                 -7.05%                   0            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.203145           10.295715                -8.10%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.203145                12.03%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund: Class

1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income
Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.05%)

   (VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.015838           8.132766                -18.80%                   0            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.015838                 0.16%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.989978            7.225024                -27.68%                   0            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.989978                 -0.10%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.292384           7.625686                -25.91%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.292384                 2.92%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.935269            8.214934                -17.32%                   0            2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.935269                 -0.65%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.000000           8.147038                -18.53%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.083963           6.888218                -31.69%                   0            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.083963                 0.84%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          8.542208            6.746126                -21.03%                 369            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.517124            8.542208                -10.24%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.868993           9.517124                -12.44%               1,201            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          8.634862            6.734635                -22.01%                   0            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.448741           8.634862                -30.64%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.278859           12.448741               -18.52%               2,454            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           8.003444                -19.97%                   0            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.927692                -20.72%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          11.201712           9.587137                -14.41%                 269            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.137636           11.201712                10.50%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.759360            10.137636                15.73%               4,298            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.473755           8.206871                -21.64%                   0            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.473755                 4.74%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.176480           7.849043                -22.87%                   0            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.176480                 1.76%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.154499           7.992275                -21.29%                   0            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.154499                 1.54%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.288013           7.006188                -31.90%                   0            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.288013                 2.88%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     8.648961            5.577770                -35.51%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.375201           8.648961                -30.11%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.584757           12.375201               -20.59%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     8.076087            6.335783                -21.55%                   0            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.609678           8.076087                -23.88%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.615712           10.609678               -27.41%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     9.829084            7.403844                -24.67%                   0            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.942010            9.829084                 -1.14%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.318528            9.942010                  6.69%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        10.000000           7.569450                -24.31%                   0            2002
Portfolios - Small Cap
Stock Index Portfolio:
Initial Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially      7.824478            5.445448                -30.40%                  12            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.318982           7.824478                -24.17%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.840111           10.318982               -12.85%               4,615            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index       8.230945            6.259089                -23.96%                   0            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.570079            8.230945                -13.99%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.768723           9.570079                -11.13%              17,895            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          8.782702            7.164595                -18.42%                  10            2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.888186            8.782702                -11.18%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.160091           9.888186                 -2.68%               5,159            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.649521           8.436141                -20.78%                   0            2002
Investment Fund -
Developing Leaders
Portfolio:  Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.649521                 6.50%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.035673           8.627858                -14.03%                   0            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.035673                 0.36%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance       11.142163           11.929514                 7.07%                   0            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.532467           11.142163                 5.79%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.734444            10.532467                 8.20%               1,021            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP              9.159972            7.446930                -18.70%                   9            2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.854339            9.159972                 -7.05%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.287966            9.854339                  6.10%               3,397            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth       8.629292            5.899618                -31.63%                  27            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.709661           8.629292                -19.43%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.293179           10.709661               -12.88%              13,856            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High         6.312150            6.406466                  1.49%                   0            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.315306            6.312150                -13.71%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.649726            7.315306                -24.19%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     7.955555            6.207036                -21.98%                   0            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.318180           7.955555                -22.90%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.028101           10.318180               -20.80%                 765            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.000000           7.690083                -23.10%                   0            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II           8.825197            7.829445                -11.28%                   9            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.282107           8.825197                -14.17%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.251727           10.282107                -8.62%               7,404            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth   6.694209            5.119765                -23.52%                   0            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.988718            6.694209                -16.20%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.846493            7.988718                -18.87%               2,899            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value    10.000000           7.405989                -25.94%                   0            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       11.048132           8.805833                -20.30%                   0            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.048132                10.48%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       10.236029           7.408136                -27.63%                   0            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.236029                 2.36%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton        10.000000           7.822622                -21.77%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT        8.100362            5.939149                -26.68%                   0            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.415211            8.100362                -13.97%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.753493           9.415211                -12.45%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     12.458494           10.335306               -17.04%                   6            2002
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.889199           12.458494                -3.34%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.420762           12.889199                12.86%                 663            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT       8.853567            8.951783                  1.11%                   0            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.674196            8.853567                  2.07%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.653769            8.674196                -10.15%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.049848            6.683831                -16.97%                   0            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.668856            8.049848                 -7.14%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.668856                -13.31%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.467644                -25.32%                   0            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.750059                -12.50%                   0            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.378093                -16.22%                   0            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        3.358489            1.882161                -43.96%                   0            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.987495            3.358489                -43.91%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           5.987495                -40.31%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.090301                -29.10%                   0            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.874340                -21.26%                   0            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.247230           12.226769                 8.71%                   0            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.707078           11.247230                 5.04%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.712126            10.707078                10.24%               6,132            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        4.905344            3.424662                -30.19%                   0            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.969771            4.905344                -29.62%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.684680            6.969771                -28.03%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.431226            4.780758                -25.66%                   0            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.203720            6.431226                -30.12%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.203720                 -7.96%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.727570                -22.72%                   0            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.858342                 -1.42%                   0            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.458089                 -5.42%                   0            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.965450                -10.35%                   0            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.521461                -14.79%                  23            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.172252                -18.28%                   0            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid    8.273390            5.103886                -38.31%                   0            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.122123           8.273390                -31.75%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.623863           12.122123               -17.11%              13,848            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.733926           10.641254                -0.86%                   0            2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.578635           10.733926                 1.47%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.185016           10.578635                 3.86%              27,962            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.138802            6.588356                -19.50%                  10            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.424179            8.138802                -13.64%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.828705            9.424179                 -4.12%                 893            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.061817                 -9.38%                   0            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.   10.000000           7.434874                -25.65%                   0            2002
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        7.618821            5.567726                -26.92%                   0            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.581737            7.618821                -20.49%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.155808           9.581737                -14.11%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       14.500883           9.475089                -34.66%                   6            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.606604           14.500883               -12.68%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.222829           16.606604               -17.88%               4,022            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       15.970228           11.393329               -28.66%                  13            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.711918           15.970228                25.63%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.669520           12.711918                 8.93%               2,578            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company   13.735040           11.121852               -19.03%                  12            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.032303           13.735040                -8.63%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.091464           15.032303                 6.68%               2,404            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT     8.710921            7.481673                -14.11%                   0            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.233639            8.710921                 -5.66%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.459015            9.233639                 -2.38%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT      8.517676            6.227139                -26.89%                   0            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.989827            8.517676                 -5.25%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.527956            8.989827                  5.42%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -1.11%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   3.769057            2.109456                -44.03%                   0            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.312501            3.769057                -40.29%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.312501                -36.87%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   10.000000           7.449776                -25.50%                   0            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT      10.428441           10.950902                 5.01%                   0            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.219812           10.428441                 2.04%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.874217            10.219812                 3.50%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.186133            5.094038                -17.65%                  13            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.080524            6.186133                -23.44%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.080524                -19.19%              30,634            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      3.964208            2.293462                -42.15%                   0            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.457722            3.964208                -38.61%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.457722                -35.24%              20,519            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.056728                -29.43%                   0            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.086848            4.426214                -27.28%                   0            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.116951            6.086848                -25.01%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.116951                -18.83%              21,498            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.700818                -22.99%                  17            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      9.503836            6.846694                -27.96%                   0            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.852553            9.503836                 -3.54%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.945085            9.852553                 -0.93%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      10.187333           7.050541                -30.79%                  18            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.804447           10.187333               -26.20%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.228125           13.804447                -9.35%              19,089            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      8.901954            6.614111                -25.70%                   0            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.353966            8.901954                 -4.83%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.482078            9.353966                 -1.35%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      9.383576            6.636658                -29.27%                 313            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.940374           9.383576                -32.69%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.032747           13.940374               -13.05%               6,374            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      10.651785           7.630825                -28.36%                 253            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.441012           10.651785               -14.38%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.729331           12.441012                -2.26%               6,339            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.156044            6.220335                -23.73%                 312            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.467611            8.156044                -13.85%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.467611                 -5.32%                 841            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.459766            6.728539                -20.46%                 279            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.614839            8.459766                -12.01%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.759121           9.614839                -10.64%               2,472            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund   9.188124            6.585913                -28.32%                 272            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.742487            9.188124                 -5.69%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.742487                 -2.80%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             13.159594           14.078556                 6.98%                   0            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.203935           13.159594                 7.83%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.184375           12.203935                 9.12%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             10.000000           8.084412                -19.16%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             5.933316            4.000740                -32.57%                   0            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio:Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.570899            5.933316                -30.77%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.570899                -14.29%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             12.133966           11.791634                -2.82%                   6            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.279333           12.133966                 7.58%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.874392           11.279333                 3.72%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         8.520571            8.103520                 -4.89%                   0            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.860634            8.520571                 -3.84%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.559832           8.860634                -43.05%               1,776            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         9.536718            9.076418                 -4.83%                   0            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.873293           9.536718                -12.29%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.963549            10.873293                 9.13%               1,354            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          9.668423            7.249805                -25.02%                   0            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.840749            9.668423                 -1.75%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.840749                 -1.59%               2,730            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          10.286956           9.556980                 -7.10%                   0            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.199378           10.286956                -8.15%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.199378                11.99%                 807            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.10%)

   (VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.015204           8.128105                -18.84%                   0            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.015204                 0.15%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.989348            7.220870                -27.71%                   0            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.989348                 -0.11%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.291739           7.621314                -25.95%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.291739                 2.92%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.934643            8.210215                -17.36%                   0            2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.934643                 -0.65%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.000000           8.144254                -18.56%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.083329           6.884257                -31.73%                   0            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.083329                 0.83%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          8.530598            6.733511                -21.07%               1,588            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.509075            8.530598                -10.29%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.865313           9.509075                -12.48%                 815            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          8.623131            6.722044                -22.05%                   0            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.438224           8.623131                -30.67%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.273710           12.438224               -18.56%                 742            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           8.000705                -19.99%                   0            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.924980                -20.75%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          11.186491           9.569216                -14.46%                 105            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.129056           11.186491                10.44%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.756384            10.129056                15.68%               2,847            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.473096           8.202162                -21.68%                   0            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.473096                 4.73%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.175835           7.844528                -22.91%                   0            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.175835                 1.76%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.153863           7.987679                -21.33%                   0            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.153863                 1.54%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.287363           7.002163                -31.93%                   0            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.287363                 2.87%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     8.637201            5.567338                -35.54%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.364730           8.637201                -30.15%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.579495           12.364730               -20.63%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     8.065109            6.323938                -21.59%                   0            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.600709           8.065109                -23.92%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.610777           10.600709               -27.45%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     9.815718            7.389998                -24.71%                   0            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.933596            9.815718                 -1.19%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.315370            9.933596                  6.64%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        10.000000           7.566849                -24.33%                   0            2002
Portfolios - Small Cap
Stock Index Portfolio:
Initial Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially      7.813837            5.435261                -30.44%                  12            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.310249           7.813837                -24.21%                   7            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.836108           10.310249               -12.89%               2,528            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index       8.219747            6.247385                -24.00%               1,712            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.561974            8.219747                -14.04%                   6            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.765069           9.561974                -11.18%               8,833            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          8.770750            7.151207                -18.47%                   0            2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.879814            8.770750                -11.23%               5,813            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.156641           9.879814                 -2.73%               4,188            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.035039           8.622899                -14.07%                   0            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.035039                 0.35%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.648854           8.431299                -20.82%                   0            2002
Investment Fund -
Developing Leaders
Portfolio:  Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.648854                 6.49%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance       11.127027           11.907225                 7.01%               1,328            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.523559           11.127027                 5.73%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.731148            10.523559                 8.14%               4,473            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP              9.147526            7.433007                -18.74%                   0            2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.846006            9.147526                 -7.09%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.284810            9.846006                  6.04%               3,954            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth       8.617548            5.888587                -31.67%                   0            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.700597           8.617548                -19.47%               2,974            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.289021           10.700597               -12.93%              19,532            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High         6.303565            6.394476                  1.44%                   0            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.309120            6.303565                -13.76%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.646466            7.309120                -24.23%                 864            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     7.944744            6.195433                -22.02%                   0            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.309461           7.944744                -22.94%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.023698           10.309461               -20.84%                 937            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.000000           7.687444                -23.13%                   0            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II           8.813204            7.814811                -11.33%                   0            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.273408           8.813204                -14.21%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.247919           10.273408                -8.66%               7,785            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth   6.685100            5.110185                -23.56%                   0            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.981954            6.685100                -16.25%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.843158            7.981954                -18.91%               1,648            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value    10.000000           7.403455                -25.97%                 169            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       11.046299           8.799873                -20.34%                   0            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.046299                10.46%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       10.234335           7.403121                -27.66%                   0            2002
Variable Insurance
Trust - Fiurst Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.234335                 2.34%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton        10.000000           7.819948                -21.80%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT        8.089339            5.928033                -26.72%                   0            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.407245            8.089339                -14.01%               3,153            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.749854           9.407245                -12.49%               1,173            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     12.441562           10.315991               -17.08%                   0            2002
Cap Index Fund: Class I
- Q /NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.878299           12.441562                -3.39%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.416891           12.878299                12.80%               1,624            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT       8.841526            8.935042                  1.06%                   0            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.666861            8.841526                  2.02%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.650502            8.666861                -10.19%                 399            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.044715            6.676154                -17.01%                   0            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.667787            8.044715                 -7.19%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.667787                -13.32%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.465081                -25.35%                   0            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.745879                -12.54%                   0            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.374116                -16.26%                   0            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        3.356343            1.880002                -43.99%                   0            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.986754            3.356343                -43.94%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           5.986754                -40.13%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.087874                -29.12%                   0            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.870588                -21.29%                   0            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.231951           12.203933                 8.65%                   4            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.698020           11.231951                 4.99%                   3            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.708836            10.698020                10.19%               5,047            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        4.898667            3.418252                -30.22%                   0            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.963868            4.898667                -29.66%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.681400            6.963868                -28.07%               2,275            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.427129            4.775268                -25.70%                   0            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.202593            6.427129                -30.16%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.202593                 -7.97%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.724922                -22.75%                   0            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.853651                 -1.46%                   0            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.453586                 -5.46%                   0            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.961185                -10.39%                   0            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.517407                -14.83%                   0            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.168360                -18.32%                   0            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid    8.262132            5.094330                -38.34%                   0            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.111863           8.262132                -31.78%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.618910           12.111863               -17.15%               1,315            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.719296           10.621324                -0.91%                   0            2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.569641           10.719296                 1.42%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.18526            10.569641                 3.81%              14,152            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.127729            6.576030                -19.09%                   0            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.416202            8.127729                -13.68%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.825369            9.416202                 -4.16%               5,245            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.057504                 -9.42%                 112            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.431326                -25.69%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        7.608458            5.557308                -26.96%                 680            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.573624            7.608458                -20.53%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.152016           9.573624                -14.15%                 713            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       14.481164           9.457357                -34.69%                   0            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.592571           14.481164               -12.73%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.216023           16.592571               -17.92%               1,837            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       15.948542           11.372033               -28.70%                   4            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.701183           15.948542                25.57%                   2            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.665584           12.701183                 8.88%               3,822            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company   13.716369           11.101037               -19.07%                   4            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.019588           13.716369                -8.68%                   3            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.086698           15.019588                 6.62%               8,266            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT     8.699077            7.467684                -14.16%                   0            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.225819            8.699077                 -5.71%               2,937            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.455807            9.225819                 -2.43%               3,217            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT      8.506081            6.215489                -26.93%                   0            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.982219            8.506081                 -5.30%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.525068            8.982219                  5.36%                 144            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -1.16%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   3.766653            2.107025                -44.06%                   0            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.311716            3.766653                -40.32%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.311716                -36.88%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   10.000000           7.447218                -25.53%                   0            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT      10.414287           10.930457                 4.96%                   0            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.180038            5.086420                -17.70%                  14            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.076723            6.180038                -23.48%                   8            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.076723                -19.23%              15,806            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      3.960302            2.290027                -42.18%                   0            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.454677            3.960302                -38.64%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.454677                -35.45%              12,801            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.054323                -29.46%                   0            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.080842            4.419582                -27.32%                   0            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.113132            6.080842                -25.05%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.113132                -18.87%              14,610            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.698186                -23.02%                   0            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      9.490909            6.833887                -28.00%                   0            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.844228            9.490909                 -3.59%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.941717            9.844228                 -0.98%                 497            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      10.173455           7.037336                -30.83%                   0            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.792758           10.173455               -26.24%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.222969           13.792758                -9.40%               6,870            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      8.889847            6.601750                -25.74%                   7            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.346057            8.889847                 -4.88%                   4            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.478868            9.346057                 -1.40%                 752            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      9.370812            6.624244                -29.31%                   0            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.928584           9.370812                -32.72%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.027328           13.928584               -13.09%              11,061            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      10.637302           7.616546                -28.40%                 553            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.430490           10.637302               -14.43%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.725024           12.430490                -2.31%               7,234            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.149095            6.211849                -23.77%                   0            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.464418            8.149095                -13.90%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.464418                 -5.36%                 871            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.448257            6.715954                -20.50%                   0            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.606697            8.448257                -12.06%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.755476           9.606697                -10.68%               4,797            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund   9.180307            6.576951                -28.36%                   0            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.717062            9.180307                 -5.52%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.717062                 -2.83%                 255            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             13.141724           14.052254                 6.93%                   0            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.193613           13.141724                 7.78%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.180591           12.193613                 9.06%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             10.000000           8.081645                -19.18%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             5.928247            3.995275                -32.61%                   0            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.567997            5.928247                -30.81%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.567997                -14.32%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             12.117487           11.769601                -2.87%                   6            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.269804           12.117487                 7.52%                   4            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.866698           11.269804                 3.71%                  14            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         8.508987            8.088367                 -4.94%                   0            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.853136            8.508987                 -3.89%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.554588           8.853136                -43.08%               3,492            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         9.523759            9.059454                 -4.88%                   0            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.864101           9.523759                -12.34%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.960177            10.864101                 9.08%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          9.660204            7.239941                -25.05%                   0            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.837436            9.660204                 -1.80%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.837436                 -1.63%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          10.278203           9.543960                 -7.14%                   0            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.195599           10.278203                -8.19%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.195599                11.96%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.15%)

   (VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.014572           8.123428                -18.88%                   0            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.014572                 0.15%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.988719            7.216718                -27.75%                   0            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.988719                 -0.11%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.291087           7.616916                -25.99%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.291087                 2.91%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.934020            8.205505                -17.40%                   0            2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.934020                 -0.66%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.000000           8.141462                -18.59%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.082692           6.880299                -31.76%                   0            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.082692                 0.83%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          8.518985            6.720908                -21.11%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.501028            8.518985                -10.34%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.861635           9.501028                -12.53%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          8.611391            6.709456                -22.09%                   0            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.427696           8.611391                -30.71%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.268547           12.427696               -18.61%               2,381            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.997959                -20.02%                   5            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.922273                -20.78%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          11.171284           9.551316                -14.50%                  68            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.120481           11.171284                10.38%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.753418            10.120481                15.62%               1,514            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.472439           8.197450                -21.72%                   0            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.472439                 4.72%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.175200           7.840038                -22.95%                   0            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.175200                 1.75%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.153225           7.983094                -21.37%                   0            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.153225                 1.53%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.268717           6.998137                -31.97%                   0            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.286717                 2.87%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     8.625434            5.556901                -35.58%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.354255           8.625434                -30.18%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.574225           12.354255               -20.67%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     8.054140            6.312112                -21.63%                   0            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.591740           8.054140                -23.96%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.605841           10.591740               -27.48%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     9.802385            7.376176                -24.75%                   0            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.925196            9.802385                 -1.24%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.312214            9.925196                  6.58%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        10.000000           7.564269                -24.36%                   0            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially      7.803211            5.425087                -30.48%                   0            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.301538           7.803211                -24.25%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.832110           10.301538               -12.94%               4,687            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index       8.208564            6.235687                -24.03%                  20            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.553880            8.208564                -14.08%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.761420           9.553880                -11.22%               9,379            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          8.758825            7.137823                -18.51%                  88            2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.871455            8.758825                -11.27%                  11            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.153208           9.871455                 -2.78%               4,232            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.648184           8.426454                -20.86%                   0            2002
Investment Fund -
Developing Leaders
Portfolio:  Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.648184                 6.48%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.034409           8.617950                -14.12%                   0            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.034409                 0.34%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance       11.111890           11.884957                 6.96%                  62            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.514640           11.111890                 5.68%                   9            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.727848            10.514640                 8.09%               2,272            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP              9.135077            7.419096                -18.78%                  85            2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.837664            9.135077                 -7.14%                  11            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.281660            9.837664                  5.99%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth       8.605815            5.877549                -31.70%                   0            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.691535           8.605815                -19.51%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.284855           10.691535               -12.97%              11,478            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High         6.294993            6.382519                  1.39%                   0            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.302933            6.294993                -13.80%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.643198            7.302933                -24.27%               2,839            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     7.933931            6.183841                -22.06%                   0            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.300741           7.933931                -22.98%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.019301           10.300741               -20.88%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.000000           7.684818                -23.15%                   0            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II           8.801213            7.800188                -11.37%                 167            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.264709           8.801213                -14.26%                  23            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.244112           10.264709                -8.71%               2,034            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth   6.676003            5.100632                -23.60%                   0            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.975200            6.676003                -16.29%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.839824            7.975200                -18.95%               1,710            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value    10.000000           7.400922                -25.99%                   0            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       11.044471           8.793908                -20.38%                   0            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.044471                10.44%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       10.232641           7.398110                -27.70%                   0            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.232641                 2.33%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton        10.000000           7.817266                -21.83%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT        8.078351            5.916952                -26.76%                   0            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.399286            8.078351                -14.05%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.746213           9.399286                -12.53%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     12.424639           10.296690               -17.13%                  73            2002
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.867405           12.424639                -3.44%                   8            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.413030           12.867405                12.74%                 896            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT       8.829517            8.918357                  1.01%                   0            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.659527            8.829517                  1.96%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.647227            8.659527                -10.24%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.039579            6.668475                -17.05%                   0            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.666715            8.039579                 -7.24%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.666715                -13.33%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.462526                -25.37%                   0            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.741712                -12.58%                   0            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.370118                -16.30%                   0            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        3.354183            1.877827                -44.02%                   0            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.986011            3.354183                -43.97%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           5.986011                -40.14%                 324            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.085443                -29.15%                   0            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.866828                -21.33%                   0            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.216684           12.181115                 8.60%                  61            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.688972           11.216684                 4.94%                   9            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.705551            10.688972                10.13%                  20            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        4.861995            3.411839                -30.26%                   0            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.957972            4.861995                -29.69%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.678122            6.957972                -28.11%                 899            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.423028            4.769772                -25.74%                   0            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.201455            6.423028                -30.20%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.201455                 -7.99%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.722271                -22.78%                   0            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.848954                 -1.51%                   0            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.449094                 -5.51%                   0            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.956898                -10.43%                   0            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.513348                -14.87%                   0            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.164471                -18.36%                   0            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid    8.250877            5.084785                -38.37%                   0            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.101606           8.250877                -31.82%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.613981           12.101606               -17.19%               3,033            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.704673           10.601417                -0.96%                   0            2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.560647           10.704673                 1.36%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.178032           10.560647                 3.76%              15,186            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.116686            6.563740                -19.13%                  19            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.408236            8.116686                -13.73%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.822044            9.408236                 -4.21%                 197            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.053190                 -9.47%                   0            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.427795                -25.72%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        7.598105            5.546904                -27.00%                   0            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.565529            7.598105                -20.57%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.148249           9.565529                -14.20%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       14.461467           9.439666                -34.73%                  13            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.578533           14.461467               -12.77%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.209202           16.578533               -17.97%               2,195            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       15.926842           11.350750               -28.73%                  64            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.690421           15.926842                25.50%                   7            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.661628           12.690421                 8.82%                 445            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company   13.697716           11.080273               -19.11%                 113            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.006886           13.697716                -8.72%                  15            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.081944           15.006886                 6.57%                 606            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT     8.687249            7.453711                -14.20%                   0            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.218009            8.687249                 -5.76%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.452610            9.218009                 -2.48%                 209            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT      8.494539            6.203866                -26.97%                   0            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.974631            8.494539                 -5.35%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.522180            8.974631                  5.31%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of
December 31, 2002 was -1.21%.


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   3.764234            2.104592                -44.09%                   0            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.310935            3.764234                -40.35%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.310935                -36.89%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   10.000000           7.444678                -25.55%                   0            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT      10.400105           10.909995                 4.90%                   0            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.202517           10.400105                 1.94%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.867527            10.202517                 3.39%                 224            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.173947            5.078815                -17.74%                   0            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.072922            6.173947                -23.52%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.072922                -19.27%              10,872            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      3.956393            2.286600                -42.20%                   0            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.451635            3.956393                -38.68%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.451635                -35.48%              13,277            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.051900                -29.48%                   0            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.074850            4.412971                -27.36%                   0            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.109310            6.074850                -25.09%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.109310                -18.91%               7,282            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.695550                -23.04%                   5            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      9.478011            6.821108                -28.03%                 172            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.835896            9.478011                 -3.64%                  21            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.938347            9.835896                 -1.03%                 455            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      10.159599           7.024147                -30.86%                  18            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.781080           10.159599               -26.28%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.217822           13.781080                -9.44%               7,587            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      8.877762            6.589403                -25.78%                   0            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.338144            8.877762                 -4.93%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.475658            9.338144                 -1.45%                 387            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      9.358057            6.611835                -29.35%                   0            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.916801           9.358057                -32.76%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.021918           13.916801               -13.14%               6,925            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      10.622832           7.602298                -28.43%                 159            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.419973           10.622832               -14.47%                  19            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.720715           12.419973                -2.36%              10,796            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.142142            6.203380                -23.81%                 194            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.461221            8.142142                -13.94%                  25            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.461221                 -5.39%                  92            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.436772            6.703398                -20.55%                   0            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.598573            8.436772                -12.10%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.751840           9.598573                -10.73%              19,929            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund   9.172486            6.567984                -28.39%                 182            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.735908            9.172486                 -5.79%                  22            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.735908                 -2.64%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             13.123880           14.026010                 6.87%                   0            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.183316           13.123880                 7.72%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.176818           12.183316                 9.01%                 128            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             10.000000           8.078884                -19.21%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             5.923201            3.989818                -32.64%                   0            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.565102            5.923201                -30.84%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.565102                -14.35%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             12.101019           11.747604                -2.92%                  58            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.260270           12.101019                 7.47%                   8            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.859008           11.260270                 3.70%                 693            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         8.497392            8.073214                 -4.99%                   0            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.845631            8.497392                 -3.94%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.549329           8.845631                -43.11%               2,415            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         9.510796            9.042491                 -4.92%                   0            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.854899           9.510796                -12.38%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.956798            10.854899                 9.02%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          9.651982            7.230072                -25.09%                   0            2002
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.834117            9.651982                 -1.85%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.834117                 -1.66%                 870            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          10.269451           9.530961                 -7.19%                   0            2002
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.191823           10.269451                -8.24%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.191823                11.92%                 190            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.20%)

   (VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.013943           8.118759                -18.93%                   0            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.013943                 0.14%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.988090            7.212567                -27.79%                   0            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.988090                 -0.12%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.290441           7.612554                -26.02%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.290441                 2.90%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.933391            8.200789                -17.44%                   0            2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.933391                 -0.67%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.000000           8.138681                -18.61%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.082057           6.876342                -31.80%                   0            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.082057                 0.82%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          8.507395            6.708323                -21.15%                 111            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.492984            8.507395                -10.38%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.857953           9.492984                -12.57%               1,091            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          8.599678            6.696904                -22.13%                   0            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.417190           8.599678                -30.74%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.263403           12.417190               -18.65%               1,205            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.995231                -20.05%                   0            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.919558                -20.80%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          11.156087           9.533443                -14.54%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.111910           11.156087                10.33%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.750447            10.111910                15.56%               1,148            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.471779           8.192737                -21.76%                   0            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.471779                 4.72%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.174557           7.835529                -22.99%                   0            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.174557                 1.75%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.152585           7.978507                -21.41%                   0            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.152585                 1.53%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.286070           6.994111                -32.00%                   0            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.286070                 2.86%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     8.613696            5.546504                -35.61%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.343799           8.613696                -30.22%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.568968           12.343799               -20.72%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     8.043179            6.300292                -21.67%                   0            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.582777           8.043179                -24.00%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.600910           10.582777               -27.52%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     9.789046            7.362375                -24.79%                   0            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.916793            9.789046                 -1.29%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.309057            9.916793                  6.53%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        10.000000           7.561672                -24.38%                   0            2002
Portfolios - Small Cap
Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially      7.792572            5.414906                -30.51%                   0            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.292793           7.792572                -24.29%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.828093           10.292793               -12.98%               5,474            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index       8.197399            6.224012                -24.07%                 156            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.545801            8.197399                -14.13%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.757783           9.545801                -11.27%               8,594            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          8.746914            7.124457                -18.55%                   0            2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.863100            8.746914                -11.32%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.149769           9.863100                 -2.82%                 240            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.647518           8.421616                -20.91%                   0            2002
Investment Fund -
Developing Leaders
Portfolio:  Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.647518                 6.48%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.033777           8.612992                -14.16%                   0            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.033777                 0.34%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance       11.096780           11.862727                 6.90%                   0            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.505742           11.096780                 5.63%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.724549            10.505742                 8.03%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP              9.122665            7.405226                -18.83%                   0            2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.829356            9.122665                 -7.19%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.278526            9.829356                  5.94%                 192            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth       8.594096            5.866545                -31.74%                   0            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.682489           8.594096                -19.55%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.280710           10.682489               -13.01%               4,589            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High         6.286416            6.370568                  1.34%                   0            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.296736            6.286416                -13.85%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.639924            7.296736                -24.31%                 996            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     7.923128            6.172254                -22.10%                   0            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.292010           7.923128                -23.02%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.014891           10.292010               -20.92%                 563            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.000000           7.682181                -23.18%                   0            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II           8.789237            7.785588                -11.42%                   0            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.256023           8.789237                -14.30%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.240304           10.256023                -8.76%               7,733            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth   6.666912            5.091068                -23.64%                   0            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.968441            6.666912                -16.33%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.836490            7.968441                -18.99%               3,552            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value    10.000000           7.398393                -26.02%                   0            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       11.042645           8.787951                -20.42%                   0            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.042645                10.43%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       10.230951           7.393091                -27.74%                   0            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.230951                 2.31%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton        10.000000           7.814596                -21.85%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT        8.067350            5.905872                -26.79%                 123            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.391322            8.067350                -14.10%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.742571           9.391322                -12.58%                  87            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     12.407725           10.277402               -17.17%                   0            2002
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.856503           12.407725                -3.49%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.409160           12.856503                12.69%               1,954            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT       8.817499            8.901664                  0.95%                   0            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.652194            8.817499                  1.91%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.643966            8.652194                -10.28%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.034443            6.660810                -17.10%                   0            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.665651            8.034443                 -7.28%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.665651                -13.34%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.459964                -25.40%                   0            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.737555                -12.62%                   0            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.366124                -16.34%                   0            2002
Global Health Services
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        3.352039            1.875661                -44.04%                   0            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.985272            3.352039                -44.00%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           5.985272                -40.51%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.083013                -29.17%                   0            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.863084                -21.37%                   0            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.201435           12.158343                 8.54%                  69            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.679917           11.201435                 4.88%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.702264            10.679917                10.08%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        4.885325            3.405447                -30.29%                   0            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.952067            4.885325                -29.73%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.674836            6.952067                -28.14%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.418930            4.764292                -25.78%                   0            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.200325            6.418930                -30.23%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.200325                 -8.00%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.719631                -22.80%                   0            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.844280                 -1.56%                   0            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.444587                 -5.55%                   0            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.952638                -10.47%                   0            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.509285                -14.91%                   0            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.160577                -18.39%                   0            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid    8.239625            5.075250                -38.40%                   0            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.091356           8.239625                -31.86%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.609042           12.091356               -17.23%               1,481            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.690073           10.581548                -1.02%                   0            2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.551662           10.690073                 1.31%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.174543           10.551662                 3.71%              12,873            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.105635            6.551449                -19.17%                 259            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.400269            8.105635                -13.77%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.818714            9.400269                 -4.26%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.048877                 -9.51%                   0            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.424251                -25.76%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        7.587757            5.536514                -27.03%                 123            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.557425            7.587757                -20.61%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.144476           9.557425                -14.24%                 238            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       14.441772           9.421976                -34.76%                 100            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.564493           14.441772               -12.81%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          20.202378           16.564493               -18.01%               1,494            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       15.905177           11.329505               -28.77%                 147            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.679678           15.905177                25.44%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.657679           12.679678                 8.77%                  33            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company   13.679062           11.059519               -19.15%                  66            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.994163           13.679062                -8.77%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          14.077165           14.994163                 6.51%                 705            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT     8.675437            7.439775                -14.24%                 103            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.210211            8.675437                 -5.81%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.449403            9.210211                 -2.53%               1,342            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT      8.482961            6.192241                -27.00%                   0            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.967017            8.482961                 -5.40%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.519289            8.967017                  5.26%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -1.26%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   3.761821            2.102174                -44.12%                   0            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.310149            3.761821                -40.38%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.310149                -36.90%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   10.000000           7.442115                -25.58%                   0            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT      10.385975           10.889602                 4.85%                   0            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.193887           10.385975                 1.88%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.864187            10.193887                 3.34%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.167860            5.071211                -17.78%                   0            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.069120            6.167860                -23.56%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.069120                -19.31%               3,388            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      3.952480            2.283163                -42.23%                   0            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.448594            3.952480                -38.71%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.448594                -35.51%               5,495            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.049473                -29.51%                   0            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.068862            4.406372                -27.39%                   0            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.105491            6.068862                -25.13%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.105491                -18.95%               3,356            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.692915                -23.07%                   0            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      9.465116            6.808334                -28.07%                   0            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.827558            9.465116                 -3.69%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.934970            9.827558                 -1.08%                  75            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      10.145761           7.010993                -30.90%                   0            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.769410           10.145761               -26.32%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.212681           13.769410                -9.49%               4,280            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      8.865670            6.577049                -25.81%                   0            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.330235            8.865670                 -4.98%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.472440            9.330235                 -1.50%                 255            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      9.345324            6.599464                -29.38%                   0            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          13.905014           9.345324                -32.79%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          16.016496           13.905014               -13.18%               1,648            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      10.608373           7.588056                -28.47%                 127            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.409461           10.608373               -14.51%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.716413           12.409461                -2.41%               1,188            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.135212            6.194920                -23.85%                 151            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.458032            8.135212                -13.99%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.458032                 -5.42%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.425292            6.690842                -20.59%                 251            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.590436            8.425292                -12.15%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.748188           9.590436                -10.77%               7,903            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund   9.164675            6.559028                -28.43%                 146            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.710502            9.164675                 -5.62%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.710502                 -2.89%                  40            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             13.106031           13.999772                 6.82%                   0            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.173002           13.106031                 7.66%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.173033           12.173002                 8.95%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             10.000000           8.076113                -19.24%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             5.918142            3.984372                -32.68%                   0            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.562201            5.918142                -30.88%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.562201                -14.38%                 122            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             12.084542           11.725612                -2.97%                 234            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.250727           12.084542                 7.41%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.851309           11.250727                 3.68%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         8.485820            8.058096                 -5.04%                   0            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.838136            8.485820                 -3.99%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          15.544076           8.838136                -43.14%                 500            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         9.497863            9.025587                 -4.97%                   0            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.845725           9.497863                -12.43%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.953428            10.845725                 8.96%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          9.643755            7.220212                -25.13%                   0            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.830796            9.643755                 -1.90%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.830796                 -1.69%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          10.260704           9.517969                 -7.24%                   0            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.188045           10.260704                -8.29%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.188045                11.88%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.25%)

   (VARIABLE ACCOUNT CHARGES OF 2.25% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.013311           8.114084                -18.97%                   0            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.013311                 0.13%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.987460            7.208409                -27.83%                   0            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.987460                 -0.13%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.289793           7.608165                -26.06%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.289793                 2.90%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.932763            8.196073                -17.48%                   0            2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.932763                 -0.67%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.000000           8.135886                -18.64%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.081424           6.872393                -31.83%                   0            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.081424                 0.81%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          8.048687            6.343370                -21.19%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.985762            8.048687                -10.43%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.985762                -10.14%                 110            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          5.855938            4.557914                -22.17%                   0            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.459814            5.855938                -30.78%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.459814                -15.40%                 169            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.992489                -20.08%                 150            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.916844                -20.83%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          12.970847           11.078580               -14.59%                 113            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.762857           12.970847                10.27%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.762857                17.63%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.471122           8.188031                -21.80%                   0            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.471122                 4.71%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.173915           7.831019                -23.03%                   0            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.173915                 1.74%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.151944           7.973917                -21.45%                   0            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.151944                 1.52%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.285425           6.990084                -32.04%                   0            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.285425                 2.85%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     5.212030            3.354395                -35.64%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.472935            5.212030                -30.25%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.472935                -25.27%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     5.772943            4.519680                -21.71%                   0            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.599637            5.772943                -24.04%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.599637                -24.00%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     11.146821           8.379268                -24.83%                   0            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.298091           11.146821                -1.34%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.298091                12.98%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        10.000000           7.559086                -24.41%                   0            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------

The Dreyfus Socially      6.668566            4.631497                -30.55%                   0            2002
Responsible Growth
Fund, Inc.: Intial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.812703            6.668566                -24.33%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.812703                -11.87%                 194            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index       7.767594            5.894657                -24.11%                   0            2002
Fund, Inc.: Intial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.049949            7.767594                -14.17%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.049949                 -9.50%                  84            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          8.646332            7.038931                -18.59%                 175            2002
Investment Fund
-Appreciation
Portfolio: Intial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.754707            8.646332                -11.36%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.754707                 -2.45%                 147            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.646847           8.416763                -20.95%                   0            2002
Investment Fund -
Developing Leaders
Portfolio:  Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.646847                 6.47%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.033142           8.608046                -14.20%                   0            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.033142                 0.33%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance       11.484670           12.271126                 6.85%                   0            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.878559           11.484670                 5.57%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.878559                 8.79%                  93            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP              10.188250           8.265957                -18.87%                 195            2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.983138           10.188250                -7.24%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.983138                 9.83%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth       6.886888            4.698743                -31.77%                   0            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.564829            6.886888                -19.59%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.564829                -14.35%                 224            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High         6.628864            6.714163                  1.29%                   0            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.698171            6.628864                -13.89%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.698171                -23.02%                  52            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     6.373447            4.962486                -22.14%                   0            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.283269            6.373447                -23.06%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.283269                -17.17%                 132            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.000000           7.679551                -23.20%                   0            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II           7.816214            6.920130                -11.46%                   0            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.125314            7.816214                -14.35%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.125314                 -8.75%                 465            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth   7.013259            5.352807                -23.68%                   0            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.386726            7.013259                -16.38%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.386726                -16.13%                  94            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value    10.000000           7.395851                -26.04%                   0            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       11.040820           8.782001                -20.46%                   0            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.040820                10.41%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       10.229256           7.388085                -27.77%                   0            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.229256                 2.29%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton        10.000000           7.811917                -21.88%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT        7.311838            5.350046                -26.83%                   0            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.516206            7.311838                -14.14%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.516206                -14.84%                  91            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     10.678915           8.840892                -17.21%                   0            2002
Cap Index Fund: Class I
- Q/NQ

                          ------------------- ------------------- ------------------- ------------------- ------------
                          ------------------- ------------------- ------------------- ------------------- ------------

                          11.070860           10.678915                -3.54%                   0            2001

                          ------------------- ------------------- ------------------- ------------------- ------------
                          ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.070860                10.71%                  70            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT       9.272228            9.355944                  0.90%                   0            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.103082            9.272228                  1.86%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.103082                 -8.97%                 230            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.029311            6.653146                -17.14%                   0            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.664580            8.029311                 -7.33%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.664580                -13.35%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.457415                -25.43%                   0            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.733382                -12.67%                   0            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.362125                -16.38%                   0            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        3.349896            1.873500                -44.07%                   0            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.984527            3.349896                -44.02%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           5.984527                -40.15%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.080585                -29.19%                   0            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.859321                -21.41%                   0            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.591446           12.575241                 8.49%                   0            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.057449           11.591446                 4.83%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.057449                10.57%                 114            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        5.159349            3.594625                -30.33%                   0            2002
Growth Fund: Class I-
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.345790            5.159349                -29.76%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.345790                -26.54%                 155            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.414831            4.758802                -25.82%                   0            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.199196            6.414831                -30.27%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.199196                 -8.01%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.716980                -22.83%                   0            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.839589                 -1.60%                   0            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.440087                 -5.60%                   0            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.948375                -10.52%                   0            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.505236                -14.95%                   0            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.156681                -18.43%                   0            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid    5.215476            3.210863                -38.44%                 344            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.657476            5.215476                -31.89%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.657476                -23.43%                  70            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.495945           10.384079                -1.07%                   0            2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.365377           10.495945                 1.26%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.365377                 3.65%               1,199            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -1.31%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.506385            6.871837                -19.22%                   0            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.870104            8.506385                -13.82%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.870104                 -1.30%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.044561                 -9.55%                   0            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.420697                -25.79%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.940366            5.061545                -27.07%                   0            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.746493            6.940366                -20.65%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.746493                -12.54%                  79            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       6.739737            4.394826                -34.79%                   0            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.734364            6.739737                -12.86%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.734364                -22.66%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       13.774932           9.807064                -28.80%                   0            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.987084           13.774932                25.37%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.987084                 9.87%                 150            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company   9.149061            7.393231                -19.19%                   0            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.033816           9.149061                 -8.82%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.033816                 0.34%                  71            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT     9.192450            7.879115                -14.29%                   0            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.764125            9.192450                 -5.85%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.764125                 -2.36%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT      10.110680           7.376632                -27.04%                   0            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.693129           10.110680                -5.45%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.693129                 6.93%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   3.759419            2.099750                -44.15%                   0            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.309370            3.759419                -40.42%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.309370                 36.91%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   10.000000           7.439564                -25.60%                   0            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT      10.599824           11.108153                 4.80%                   0            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.409141           10.599824                 1.83%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.409141                 4.09%                 122            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.161775            5.063604                -17.82%                 325            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.065320            6.161775                -23.60%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.065320                -19.35%                 127            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      3.948572            2.279736                -42.26%                   0            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.445540            3.948572                -38.74%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.445540                -35.54%                  25            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.047062                -29.53%                   0            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.062871            4.399755                -27.43%                   0            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.101668            6.062871                -25.17%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.101668                -18.98%                 374            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.690276                -23.10%                   0            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      9.707419            6.979055                -28.11%                   0            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.084335           9.707419                 -3.74%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.084335                 0.84%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      6.091929            4.207526                -30.93%                   0            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.271972            6.091929                -26.35%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.271972                -17.28%                  77            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      9.522129            7.060435                -25.85%                   0            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.026240           9.552129                 -5.03%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.026240                 0.26%                  88            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      5.117009            3.611675                -29.42%                   0            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.617605            5.117009                -32.83%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.617605                -23.82%                 219            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.312895            5.943076                -28.51%                   0            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.729278            8.312895                -14.56%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.729278                 -2.71%                  74            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.128277            6.186473                -23.89%                   0            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.454837            8.128277                -14.03%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.454837                 -5.45%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      7.869795            6.246495                -20.63%                   0            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.962724            7.869795                -12.19%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.962724                -10.37%                 257            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund   9.156865            6.550079                -28.47%                   0            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.707223            9.156865                 -5.67%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.707223                 -2.93%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             11.750369           12.545244                 6.76%                   0            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.919466           11.750369                 7.61%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.919466                 9.19%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             10.000000           8.073348                -19.27%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             5.913077            3.978923                -32.71%                   0            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.559304            5.913077                -30.92%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.559304                -14.41%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             13.036226           12.642559                -3.02%                   0            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.142985           13.036226                 7.36%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.713511           12.142985                 3.67%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         5.400085            5.125268                 -5.09%                   0            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.627188            5.400085                 -4.04%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           5.627188                -43.73%                  10            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         9.450138            8.975646                 -5.02%                   0            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.796770           9.450138                -12.47%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.796770                 7.97%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          9.635533            7.210365                -25.17%                   0            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.827474            9.635533                 -1.95%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.827474                 -1.73%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          10.251965           9.505001                 -7.29%                   0            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.184272           10.251965                -8.34%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.184272                11.84%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds

- BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio:
Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders
Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.30%)

(VARIABLE ACCOUNT CHARGES OF 2.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.012676           8.109420                -19.01%                   0            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.012676                 0.13%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.986828            7.204260                -27.86%                   0            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.986828                 -0.13%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.289145           7.603785                -26.10%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.289145                 2.89%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.932139            8.191353                -17.53%                   0            2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.932139                 -0.68%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.000000           8.133106                -18.67%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.080786           6.868435                -31.87%                   0            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.080786                 0.81%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          8.040690            6.333815                -21.23%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.981451            8.040690                -10.47%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.981451                -10.19%                 134            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          5.850111            4.551040                -22.21%                   0            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.455758            5.850111                -30.82%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.455758                -15.44%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.989750                -20.10%                   0            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.914128                -20.86%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          12.957957           11.061903               -14.63%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.757218           12.957957                10.21%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.757218                17.57%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.470460           8.183308                -21.84%                   0            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.470460                 4.70%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.173276           7.826518                -23.07%                   0            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.173276                 1.73%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.151304           7.969337                -21.49%                   0            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.151304                 1.51%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.284774           6.986056                -32.07%                   0            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.284774                 2.85%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     5.206837            3.349326                -35.67%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.469344            5.206837                -30.29%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.469344                -25.31%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     5.767191            4.512861                -21.75%                   0            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.595986            5.767191                -24.08%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.595986                -24.04%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     11.135746           8.366645                -24.87%                   0            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.292685           11.135746                -1.39%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.292685                12.93%                  37            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        10.000000           7.556497               -24.44%                     0            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------ ------------------- --------------------- -----------

The Dreyfus Socially      6.661935            4.624512               -30.58%                     0            2002
Responsible Growth
Fund, Inc.: Intial
Shares - Q/NQ

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

                          8.808475            6.661935               -24.37%                     0            2001

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

                          10.000000           8.808475               -11.92%                    72            2000

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

Dreyfus Stock Index       7.759868            5.885782               -24.15%                     0            2002
Fund, Inc.: Intial
Shares - Q/NQ

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

                          9.045619            7.759868               -14.21%                     0            2001

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

                          10.000000           9.045619                -9.54%                   291            2000

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

Dreyfus Variable          8.637742            7.028345               -18.63%                     0            2002
Investment Fund
-Appreciation
Portfolio: Intial
Shares - Q/NQ

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

                          9.750036            8.637742               -11.41%                     0            2001

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

                          10.000000           9.750036                -2.50%                   196            2000

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

Dreyfus Variable          10.646176           8.411915               -20.99%                     0            2002
Investment Fund -
Developing Leaders
Portfolio:  Initial
Shares - Q/NQ

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

                          10.000000           10.646176                6.46%                     0            2001

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

Dreyfus Variable          10.032509           8.603087               -14.25%                     0            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

                          10.000000           10.032509                0.33%                     0            2001

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

Federated Insurance       11.473264           12.252667                6.79%                     0            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

                          10.873335           11.473264                5.52%                     0            2001

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

                          10.000000           10.873335                8.73%                     0            2000

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

Fidelity VIP              10.178129           8.253524               -18.91%                     0            2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

                          10.977883           10.178124               -7.29%                     0            2001

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

                          10.000000           10.977883                9.78%                     0            2000

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

Fidelity VIP Growth       6.880032            4.691663               -31.81%                     0            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

                          8.560720            6.880032               -19.63%                     0            2001

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

                          10.000000           8.560720               -14.39%                   258            2000

------------------------- ------------------- ------------------ ------------------- --------------------- -----------
------------------------- ------------------- ------------------ ------------------- --------------------- -----------

------------------------- ------------------- ------------------ ------------------- --------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High         6.622272            6.704063                  1.24%                   0            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.694489            6.622272                -13.93%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.694489                -23.06%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     6.367092            4.954993                -22.18%                   0            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.279284            6.367092                -23.10%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.279284                -17.21%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.000000           7.676919                -23.23%                   0            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II           7.808446            6.909711                -11.51%                   0            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.120941            7.808446                -14.39%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.120941                 -8.79%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth   7.006289            5.344745                -23.72%                   0            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.382707            7.006289                -16.42%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.382707                -16.17%                 118            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value    10.000000           7.393320                -26.07%                   0            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       11.038991           8.776053                -20.50%                   0            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.038991                10.39%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       10.227566           7.383081                -27.81%                   0            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.227566                 2.28%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton        10.000000           7.809243                -21.91%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT        7.304567            5.341979                -26.87%                   0            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.512121            7.304567                -14.19%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.512121                -14.88%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     10.668287           8.827570                -17.25%                   0            2002
Cap Index Fund: Class I
- Q/NQ

                          ------------------- ------------------- ------------------- ------------------- ------------
                          ------------------- ------------------- ------------------- ------------------- ------------

                          11.065553           10.668287                -3.59%                   0            2001

                          ------------------- ------------------- ------------------- ------------------- ------------
                          ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.065553                10.66%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT       9.263026            9.341865                  0.85%                   0            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.098723            9.263026                  1.81%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.098723                 -9.01%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.024173            6.645478                -17.18%                   0            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.663506            8.024173                 -7.38%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.663506                -13.36%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.454862                -25.45%                   0            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.729214                -12.71%                   0            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.358141                -16.42%                   0            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        3.347746            1.871335                -44.10%                   0            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.983787            3.347746                -44.05%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           5.983787                -40.16%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.078157                -29.22%                   0            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.855591                -21.44%                   0            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.579917           12.556318                 8.43%                   0            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.052137           11.579917                 4.78%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.052137                10.52%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        5.154198            3.589199                -30.36%                   0            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.342265            5.154198                -29.80%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.342265                -26.58%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.410737            4.753338                -25.85%                   0            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.198060            6.410737                -30.30%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.198060                 -8.02%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.714341                -22.86%                   0            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.834893                 -1.65%                   0            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.435592                 -5.64%                   0            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.944105                -10.56%                   0            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.501179                -14.99%                   0            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.152785                -18.47%                   0            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid    5.210269            3.206007                -38.47%                   0            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.653794            5.210269                -31.93%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.653794                -23.46%                  71            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.485212           10.368156                -1.12%                   0            2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.360104           10.485212                 1.21%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.360104                 3.60%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -1.36%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.497928            6.861481                -19.26%                   0            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.865373            8.497928                -13.86%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.865373                 -1.35%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.040250                 -9.60%                   0            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.417157                -25.83%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.933473            5.053923                -27.11%                   0            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.742303            6.933473                -20.69%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.742303                -12.58%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       6.733016            4.388195                -34.83%                   0            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.730647            6.733016                -12.90%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.730647                -22.69%                  86            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       13.761240           9.792299                -28.84%                   0            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.981823           13.761240                25.31%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.981823                 9.82%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company   9.139971            7.382102                -19.23%                   0            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.029013           9.139971                 -8.86%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.029013                 0.29%                  25            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT     9.183323            7.867260                -14.33%                   0            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.759455            9.183323                 -5.90%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.759455                 -2.41%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT      10.100638           7.365534                -27.08%                   0            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.688003           10.100638                -5.50%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.688003                 6.88%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   3.757005            2.097317                -44.18%                   0            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.308584            3.757005                -40.45%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.308584                -36.91%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   10.000000           7.437015                -25.63%                   0            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT      10.589296           11.091439                 4.74%                   0            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.404143           10.589296                 1.78%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.404143                 4.04%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.155704            5.056022                -17.86%                   0            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.061516            6.155704                -23.64%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.061516                -19.38%                 225            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      3.944669            2.276314                -42.29%                   0            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.442503            3.944669                -38.77%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.442503                -35.57%                 310            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.044639                -29.55%                   0            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.056891            4.393166                -27.47%                   0            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.097850            6.056891                -25.20%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.097850                -19.02%                 161            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.687649                -23.12%                   0            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      9.697779            6.968543                -28.14%                   0            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.079498           9.697779                 -3.79%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.079498                 0.79%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      6.085849            4.201167                -30.97%                   0            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.267999            6.085849                -26.39%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.267999                -17.32%                 572            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      9.512666            7.049806                -25.89%                   0            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.021444           9.512666                 -5.08%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.021444                 0.21%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      5.111912            3.606225                -29.45%                   0            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.613945            5.111912                -32.86%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.613945                -23.86%                  90            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.304638            5.934139                -28.54%                   0            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.724617            8.304638                -14.60%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.724617                 -2.75%                 229            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.121332            6.178020                -23.93%                   0            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.451634            8.121332                -14.07%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.451634                 -5.48%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      7.861953            6.237083                -20.67%                   0            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.958418            7.861953                -12.24%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.958418                -10.42%                  96            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund   9.149058            6.541146                -28.50%                   0            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.703941            9.149058                 -5.72%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.703941                 -2.96%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             11.738698           12.526381                 6.71%                   0            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.914229           11.738698                 7.55%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.914229                 9.14%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             10.000000           8.070580                -19.29%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             5.908033            3.973498                -32.74%                   0            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.556411            5.908033                -30.95%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.556411                -14.44%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             13.023285           12.623544                -3.07%                   0            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.137171           13.023285                 7.30%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.709515           12.137171                 3.65%                 469            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         5.394698            5.117535                 -5.14%                   0            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.624474            5.394698                 -4.09%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           5.624474                -43.76%                 102            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         9.440746            8.962136                 -5.07%                   0            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.791606           9.440746                -12.52%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.791606                 7.92%                  32            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          9.627340            7.200533                -25.21%                   0            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.824158            9.627340                 -2.00%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.824158                 -1.76%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          10.243214           9.492018                 -7.33%                   0            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.180484           10.243214                -8.38%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.180484                11.80%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.35%)

   (VARIABLE ACCOUNT CHARGES OF 2.35% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.012046           8.104751                -19.05%                   0              2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

                          10.000000           10.012046                 0.12%                   0              2001

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

AIM Variable Insurance    9.986201            7.200127                -27.90%                   0              2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

                          10.000000           9.986201                 -0.14%                   0              2001

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

AIM Variable Insurance    10.288497           7.599410                -26.14%                   0              2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

                          10.000000           10.288497                 2.88%                   0              2001

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

AIM Variable Insurance    9.931511            8.186635                -17.57%                   0              2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

                          10.000000           9.931511                 -0.68%                   0              2001

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

AIM Variable Insurance    10.000000           8.130315                -18.70%                   0              2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

AIM Variable Insurance    10.080151           6.864471                -31.90%                   0              2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

                          10.000000           10.080151                 0.80%                   0              2001

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

American Century          8.032686            6.324270                -21.27%                   0              2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

                          8.977147            8.032686                -10.52%                   0              2001

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

                          10.000000           8.977147                -10.23%                  96              2000

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

American Century          5.844282            4.544178                -22.25%                   0              2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

                          8.451695            5.844282                -30.85%                   0              2001

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

                          10.000000           8.451695                -15.48%                  40              2000

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------
------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

------------------------- ------------------- ------------------- ------------------- ------------------- ---------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.987011                -20.13%                   0            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.911414                -20.89%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          12.945083           11.045244               -14.68%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.751589           12.945083                10.16%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.751589                17.52%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.469800           8.178604                -21.88%                   0            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.469800                 4.70%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.172629           7.822004                -23.11%                   0            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.172629                 1.73%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.150664           7.964737                -21.53%                   0            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.150664                 1.51%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.284128           6.982041                -32.11%                   0            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.284128                 2.84%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     5.201654            3.344280                -35.71%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.465751            5.201654                -30.33%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.465751                -25.34%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     5.761446            4.506064                -21.79%                   0            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.592338            5.761446                -24.11%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.592338                -24.08%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     11.124694           8.354065                -24.91%                   0            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.287278           11.124694                -1.44%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.287278                12.87%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        10.000000           7.553899                -24.46%                   0            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially      6.655310            4.617540                -30.62%                   0            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.804257            6.655310                -24.41%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.804257                -11.96%                 332            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index       7.752153            5.876912                -24.19%                   0            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.041279            7.752153                -14.26%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.041279                 -9.59%                 508            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          8.629152            7.017745                -18.67%                   0            2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.745353            8.629152                -11.45%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.745353                 -2.55%                 189            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.645506           8.407076                -21.03%                   0            2002
Investment Fund -
Developing Leaders
Portfolio:  Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.645506                 6.46%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.031879           8.598149                -14.29%                   0            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.031879                 0.32%                   0            2001

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance       11.461854           12.234219                 6.74%                   0            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.868122           11.461854                 5.46%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.868122                 8.68%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP              10.168024           8.241098                -18.95%                   0            2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.972627           10.168024                -7.33%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.972627                 9.73%                  94            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth       6.873186            4.684602                -31.84%                   0            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.556607            6.873186                -19.67%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.556607                -14.43%                 514            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High         6.615679            6.693962                  1.18%                   0            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.690792            6.615679                -13.98%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.690792                -23.09%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     6.360758            4.947533                -22.22%                   0            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.275319            6.360758                -23.14%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.275319                -17.25%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.000000           7.674279                -23.26%                   0            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II           7.800675            6.899306                -11.56%                   0            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.116560            7.800675                -14.43%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.116560                 -8.83%                 382            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth   6.999329            5.336703                -23.75%                   0            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.378685            6.999329                -16.46%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.378685                -16.21%                 130            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value    10.000000           7.390784                -26.09%                   0            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       11.037163           8.770094                -20.54%                   0            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.037163                10.37%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       10.225869           7.378061                -27.85%                   0            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.225869                 2.26%                   0            2001

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton        10.000000           7.806563                -21.93%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities - Fund:
Class I - Q/NQ

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT        7.297305            5.333933                -26.91%                   0            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.508038            7.297305                -14.23%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.508038                -14.92%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     10.657669           8.814253                -17.30%                   0            2002
Cap Index Fund: Class I
- Q/NQ

                          ------------------- ------------------- ------------------- ------------------- ------------
                          ------------------- ------------------- ------------------- ------------------- ------------

                          11.060235           10.657669                -3.64%                   0            2001

                          ------------------- ------------------- ------------------- ------------------- ------------
                          ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.060235                10.60%                  77            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT       9.253812            9.327818                  0.80%                   0            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.094356            9.253812                  1.75%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.094356                 -9.06%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.019048            6.637825                -17.22%                   0            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.662437            8.019048                 -7.43%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.662437                -13.38%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.452299                -25.48%                   0            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.725056                -12.75%                   0            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.354139                -16.46%                   0            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        3.345608            1.869179                -44.13%                   0            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.983044            3.345608                -44.08%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           5.983044                -40.17%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.075728                -29.24%                   0            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.851830                -21.48%                   0            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.568435           12.537438                 8.38%                   0            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.046858           11.568435                 4.72%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.046858                10.47%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        5.149067            3.583776                -30.40%                   0            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.338737            5.149067                -29.84%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.338737                -26.61%                 113            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.406644            4.747863                -25.89%                   0            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.196930            6.406644                -30.34%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.196930                 -8.03%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.711684                -22.88%                   0            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.830211                 -1.70%                   0            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.431089                 -5.69%                   0            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.939839                -10.60%                   0            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.497120                -15.03%                   0            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.148907                -18.51%                   0            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid    5.205077            3.201172                -38.50%                   0            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.650115            5.205077                -31.96%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.650115                -23.50%                 119            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.474480           10.352242                -1.17%                   0            2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.354832           10.474480                 1.16%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.354832                 3.55%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -1.41%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.489471            6.851145                -19.30%                   0            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.860642            8.489471                -13.91%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.860642                 -1.39%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.035940                 -9.64%                   0            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.413615                -25.86%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.926565            5.046292                -27.15%                   0            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.738100            6.926565                -20.73%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.738100                -12.62%                 111            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       6.726308            4.381569                -34.86%                   0            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.726928            6.726308                -12.95%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.726928                -22.73%                  28            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       13.747558           9.777540                -28.88%                   0            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.976551           13.747558                25.24%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.976551                 9.77%                  90            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company   9.130869            7.370966                -19.27%                   0            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.024193           9.130869                 -8.91%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.024193                 0.24%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT     9.174179            7.855395                -14.37%                   0            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.754766            9.174179                 -5.95%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.754766                 -2.45%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT      10.090593           7.354430                -27.12%                   0            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.682881           10.090593                -5.54%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.682881                 6.83%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   3.754589            2.094898                -44.20%                   0            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.307802            3.754589                -40.48%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.307802                -36.92%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   10.000000           7.434470                -25.66%                   0            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT      10.578774           11.074752                 4.69%                   0            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.399162           10.578774                 1.73%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.399162                 3.99%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.149614            5.048431                -17.91%                   0            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.057707            6.149614                -23.68%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.057707                -19.42%                 398            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      3.940768            2.272896                -42.32%                   0            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.439456            3.940768                -38.80%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.439456                -35.61%                 226            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.042225                -29.58%                   0            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.050905            4.386570                -27.51%                   0            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.094029            6.050905                -25.24%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.094029                -19.06%                 231            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.685015                -23.15%                   0            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      9.688125            6.958036                -28.18%                   0            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.074663           9.688125                 -3.84%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.074663                 0.75%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      6.079786            4.194838                -31.00%                   0            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.264028            6.079786                -26.43%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.264028                -17.36%                 241            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      9.503204            7.039183                -25.93%                   0            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.016641           9.503204                 -5.13%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.016641                 0.17%                 118            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      5.106824            3.600785                -29.49%                   0            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.610281            5.106824                -32.90%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.610281                -23.90%                  61            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.296362            5.925190                -28.58%                   0            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.719952            8.296362                -14.65%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.719952                 -2.80%                 177            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.114391            6.169578                -23.97%                   0            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.448430            8.114391                -14.12%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.448430                 -5.52%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      7.854137            6.227682                -20.71%                   0            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.954125            7.854137                -12.28%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.954125                -10.46%                 407            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund   9.141241            6.532202                -28.54%                   0            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.700655            9.141241                 -5.77%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.700655                 -2.99%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             11.727023           12.507520                 6.66%                   0            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.908993           11.727023                 7.50%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.908993                 9.09%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             10.000000           8.067811                -19.32%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             5.902986            3.968059                -32.78%                   0            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.553505            5.902986                -30.99%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.553505                -14.46%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             13.010337           12.604542                -3.12%                   0            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.131359           13.010337                 7.25%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.705527           12.131359                 3.64%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         5.389321            5.109807                 -5.19%                   0            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.621762            5.389321                 -4.13%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           5.621762                -43.78%                  36            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         9.431352            8.948634                 -5.12%                   0            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.786422           9.431352                -12.56%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.786422                 7.86%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          9.619117            7.190699                -25.25%                   0            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.820833            9.619117                 -2.05%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.820833                 -1.79%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          10.234475           9.479070                 -7.38%                   0            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.176712           10.234475                -8.43%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.176712                11.77%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.40%)

   (VARIABLE ACCOUNT CHARGES OF 2.40% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.011414           8.100087                -19.09%                   0            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.011414                 0.11%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.985567            7.195968                -27.94%                   0            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.985567                 -0.14%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.287848           7.595032                -26.17%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.287848                 2.88%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.930882            8.181925                -17.61%                   0            2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.930882                 -0.69%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.000000           8.127526                -18.72%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.079515           6.860521                -31.94%                   0            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.079515                 0.80%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          8.024694            6.314735                -21.31%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.972837            8.024694                -10.57%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.972837                -10.27%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          5.838454            4.537318                -22.29%                   0            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.447635            5.838454                -30.89%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.447635                -15.52%                  76            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.984272                -20.16%                   0            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.908701                -20.91%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          12.932209           11.028599               -14.72%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.745952           12.932209                10.10%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.745952                17.46%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.469141           8.173896                -21.92%                   0            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.469141                 4.69%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.171988           7.817492                -23.15%                   0            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.171988                 1.72%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.150023           7.960156                -21.57%                   0            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.150023                 1.50%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.283477           6.978010                -32.14%                   0            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.283477                 2.83%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     5.196462            3.339227                -35.74%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.462157            5.196462                -30.36%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.462157                -25.38%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     5.755710            4.499262                -21.83%                   0            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.588692            5.755710                -24.15%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.588692                -24.51%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     11.113625           8.341470                -24.94%                   0            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.281857           11.113625                -1.49%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.281857                12.82%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        10.000000           7.551312                -24.49%                   0            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially      6.648678            4.610579                -30.65%                   0            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.800025            6.648678                -24.45%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.800025                -12.00%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index       7.744438            5.868053                -24.23%                   0            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.036946            7.744438                -14.30%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.036946                 -9.63%                 197            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          8.620573            7.007185                -18.72%                   0            2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.740687            8.620573                -11.50%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.740687                 -2.59%                 197            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.644833           8.402237                -21.07%                   0            2002
Investment Fund -
Developing Leaders
Portfolio:  Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.644833                 6.45%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.031243           8.593191                -14.34%                   0            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.031243                 0.31%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance       11.450466           12.215805                 6.68%                   0            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.862915           11.450466                 5.41%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.862915                 8.63%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP              10.157909           8.228682                -18.99%                   0            2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.967362           10.157909                -7.38%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.967362                 9.67%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth       6.866341            4.677524                -31.88%                   0            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.552504            6.866341                -19.72%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.552504                -14.47%                 170            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High         6.609095            6.683879                  1.13%                   0            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.687098            6.609095                -14.02%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.687098                -23.13%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     6.354429            4.940077                -22.26%                   0            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.271345            6.354429                -23.18%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.271345                -17.29%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.000000           7.671655                -23.28%                   0            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II           7.792914            6.888902                -11.60%                   0            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.112186            7.792914                -14.48%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.112186                 -8.88%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth   6.992348            5.328641                -23.79%                   0            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.374665            6.992348                -16.51%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.374665                -16.25%                 117            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value    10.000000           7.388252                -26.12%                   0            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       11.035336           8.764135                -20.58%                   0            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.035336                10.35%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       10.224171           7.373056                -27.89%                   0            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.224171                 2.24%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton        10.000000           7.803882                -21.96%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT        7.290029            5.325875                -26.94%                   0            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.503946            7.290029                -14.27%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.503946                -14.96%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     10.647064           8.800981                -17.34%                   0            2002
Cap Index Fund: Class
I-Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.054931           10.647064                -3.69%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.054931                10.55%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT       9.244593            9.313744                  0.75%                   0            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.089988            9.244593                  1.70%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.089988                 -9.10%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.013930            6.630188                -17.27%                   0            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.661369            8.013930                 -7.48%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.661369                -13.39%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.449736                -25.50%                   0            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.720889                -12.79%                   0            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.350153                -16.50%                   0            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        3.343442            1.867011                -44.16%                   0            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.982301            3.343442                -44.11%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           5.982301                -40.18%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.073292                -29.27%                   0            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.848070                -21.52%                   0            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.556910           12.518543                 8.32%                   0            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.041543           11.556910                 4.67%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.041543                10.42%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        5.143941            3.578377                -30.44%                   0            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.335214            5.143941                -29.87%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.335214                -26.65%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.402544            4.742390                -25.93%                   0            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.195793            6.402544                -30.38%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.195793                 -8.04%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.709045                -22.91%                   0            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.825513                 -1.74%                   0            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.426591                 -5.73%                   0            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.935577                -10.64%                   0            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.493057                -15.07%                   0            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.145007                -18.55%                   0            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid    5.199883            3.196336                -38.53%                   0            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.646435            5.199883                -32.00%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.646435                -23.54%                  22            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.463756           10.336347                -1.22%                   0            2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.349558           10.463756                 1.10%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.349558                 3.50%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.481026            6.840823                -19.34%                   0            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.855917            8.481026                -13.95%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.855917                 -1.44%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.031619                 -9.68%                   0            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.410076                -25.90%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.919663            5.038678                -27.18%                   0            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.733904            6.919663                -20.77%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.733904                -12.66%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       6.719609            4.374956                -34.89%                   0            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.723216            6.719609                -12.99%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.723216                -22.77%                  53            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       13.733887           9.762798                -28.91%                   0            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.971289           13.733887                25.18%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.971289                 9.71%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company   9.121780            7.359850                -19.32%                   0            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.019378           9.121780                 -8.96%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.019378                 0.19%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT     9.165076            7.843586                -14.42%                   0            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.750097            9.165076                 -6.00%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.750097                 -2.50%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT      10.080557           7.343356                -27.15%                   0            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.677761           10.080557                -5.59%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.677761                 6.78%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -1.46%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   3.752183            2.092480                -44.23%                   0            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.307019            3.752183                -40.51%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.307019                -36.93%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   10.000000           7.431915                -25.68%                   0            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT      10.568241           11.058066                 4.63%                   0            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.394163           10.568241                 1.67%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.394163                 3.94%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.143541            5.040861                -17.95%                   0            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.053910            6.143541                -23.72%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.053910                -19.46%                 151            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      3.936867            2.269481                -42.35%                   0            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.436409            3.936867                -38.83%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.436409                -35.64%                 158            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.039813                -29.60%                   0            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.044928            4.379992                -27.54%                   0            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.090205            6.044928                -25.28%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.090205                -19.10%                  68            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.682372                -23.18%                   0            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      9.678498            6.947557                -28.22%                   0            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.069841           9.678498                 -3.89%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.069841                 0.70%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      6.073731            4.188500                -31.04%                   0            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.260056            6.073731                -26.47%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.260056                -17.40%                 133            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      9.493735            7.028558                -25.97%                   0            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.011830           9.493735                 -5.17%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.011830                 0.12%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      5.101730            3.595351                -29.53%                   0            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.606620            5.101730                -32.93%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.606620                -23.93%                  53            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.288106            5.916245                -28.62%                   0            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.715281            8.288106                -14.69%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.715281                 -2.85%                 153            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.107471            6.161154                -24.01%                   0            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.445238            8.107471                -14.16%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.445238                 -5.55%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      7.846313            6.218284                -20.75%                   0            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.949821            7.846313                -12.33%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.949821                -10.50%                  60            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund   9.133456            6.523295                -28.58%                   0            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.697377            9.133456                 -5.82%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.697377                 -3.03%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             11.715373           12.488695                 6.60%                   0            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.903768           11.715373                 7.44%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.903768                 9.04%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             10.000000           8.065042                -19.35%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             5.897937            3.962632                -32.81%                   0            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.550613            5.897937                -31.02%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.550613                -14.49%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             12.997412           12.585572                -3.17%                   0            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.125541           12.997412                 7.19%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.701537           12.125541                 3.62%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         5.383953            5.102097                 -5.24%                   0            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.619062            5.383953                 -4.18%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           5.619062                -43.81%                  68            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         9.421979            8.935157                 -5.17%                   0            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.781257           9.421979                -12.61%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.781257                 7.81%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          9.610903            7.180864                -25.28%                   0            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.817514            9.610903                 -2.10%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.817514                 -1.82%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          10.225741           9.466123                 -7.43%                   0            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.172925           10.225741                -8.48%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.172925                11.73%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.45%)

   (VARIABLE ACCOUNT CHARGES OF 2.45% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.010781           8.095428                -19.13%                   0            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.010781                 0.11%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.984939            7.191815                -27.97%                   0            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.984939                 -0.15%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.287196           7.590652                -26.21%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.287196                 2.87%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    9.930253            8.177199                -17.65%                   0            2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.930253                 -0.70%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.000000           8.124730                -18.75%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.078879           6.856565                -31.97%                   0            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.078879                 0.79%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          8.016711            6.305225                -21.35%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.968531            8.016711                -10.61%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.968531                -10.31%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          5.832641            4.530476                -22.33%                   0            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.443572            5.832641                -30.92%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.443572                -15.56%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.981528                -20.18%                   0            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.905991                -20.94%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          12.919351           11.011986               -14.76%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.740322           12.919351                10.04%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.740322                17.40%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.468480           8.169170                -21.96%                   0            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.468480                 4.68%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.171348           7.812994                -23.19%                   0            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.171348                 1.71%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.149383           7.955566                -21.62%                   0            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.149383                 1.49%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.282828           6.973996                -32.18%                   0            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.282828                 2.83%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     5.191286            3.334188                -35.77%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.458568            5.191286                -30.40%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.458568                -25.41%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     5.749970            4.492471                -21.87%                   0            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.585044            5.749970                -24.19%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.585044                -24.15%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     11.102575           8.328896                -24.98%                   0            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.276456           11.102575                -1.54%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.276456                12.76%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        10.000000           7.548712                -24.51%                   0            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially      6.642052            4.603615                -30.69%                   0            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.795800            6.642052                -24.49%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.795800                -12.04%                 197            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index       7.736742            5.859215                -24.27%                   0            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.032608            7.736742                -14.35%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.032608                 -9.67%                 216            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          8.611999            6.996621                -18.76%                   0            2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.736014            8.611999                -11.54%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.736014                 -2.64%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.644163           8.397391                -21.11%                   0            2002
Investment Fund -
Developing Leaders
Portfolio:  Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.644163                 6.44%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.030610           8.588233                -14.38%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.030610                 0.31%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance       11.439082           12.197409                 6.63%                   0            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.857701           11.439082                 5.35%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.857701                 8.58%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP              10.147800           8.216273                -19.03%                   0            2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.962107           10.147800                -7.43%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.962107                 9.62%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth       6.859489            4.670462                -31.91%                   0            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.548387            6.859489                -19.76%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.548387                -14.52%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High         6.602512            6.673792                  1.08%                   0            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.683407            6.602512                -14.07%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.683407                -23.17%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     6.348100            4.932622                -22.30%                   0            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.267371            6.348100                -23.22%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.267371                -17.33%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.000000           7.669015                -23.31%                   0            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II           7.785144            6.878504                -11.65%                   0            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.107809            7.785144                -14.52%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.107809                 -8.92%                 160            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth   6.985392            5.320604                -23.83%                   0            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.370642            6.985392                -16.55%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.370642                -16.29%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value    10.000000           7.385709                -26.14%                   0            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       11.033501           8.758185                -20.62%                   0            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.033501                10.34%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       10.222479           7.368048                -27.92%                   0            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.222479                 2.22%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton        10.000000           7.801203                -21.99%                   0            2002
Variable Insurance
Products Trust -
Templeton Securities
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT        7.282769            5.317842                -26.98%                   0            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.499857            7.282769                -14.32%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.499857                -15.00%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     10.636471           8.787699                -17.38%                   0            2002
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.049626           10.636471                -3.74%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.049626                10.50%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT       9.235409            9.299722                  0.70%                   0            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.085630            9.235409                  1.65%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.085630                 -9.14%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.008785            6.622531                -17.31%                   0            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.660293            8.008785                 -7.52%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.660293                -13.40%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.447184                -25.53%                   0            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.716720                -12.83%                   0            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.346160                -16.54%                   0            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        3.341300            1.864849                -44.19%                   0            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.981558            3.341300                -44.14%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           5.981558                -40.18%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.070862                -29.29%                   0            2002
Global Technolgoy and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.844324                -21.56%                   0            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.545436           12.499700                 8.27%                   0            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.036248           11.545436                 4.61%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.036248                10.36%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        5.138809            3.572971                -30.47%                   0            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.331689            5.138809                -29.91%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.331689                -26.68%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.398450            4.736927                -25.97%                   0            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.194656            6.398450                -30.41%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.194656                 -8.05%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.706402                -22.94%                   0            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.820822                 -1.79%                   0            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.422084                 -5.78%                   0            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.931301                -10.69%                   0            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.489003                -15.11%                   0            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.141111                -18.59%                   0            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid    5.194690            3.191501                -38.56%                   0            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.642749            5.194690                -32.03%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.642749                -23.57%                 101            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.453036           10.320468                -1.27%                   0            2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.344284           10.453036                 1.05%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.344284                 3.44%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.472584            6.830502                -19.38%                   0            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.851191            8.472584                -13.99%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.851191                 -1.49%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.027303                 -9.73%                   0            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.   10.000000           7.406529                -25.93%                   0            2002
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.912779            5.031076                -27.22%                   0            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.729715            6.912779                -20.81%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.729715                -12.70%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       6.712914            4.368354                -34.93%                   0            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.719496            6.712914                -13.04%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.719496                -22.81%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       13.720222           9.748079                -28.95%                   0            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.966031           13.720222                25.12%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.966031                 9.66%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company   9.112687            7.348737                -19.36%                   0            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.014564           9.112687                 -9.01%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.014564                 0.15%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT     9.155957            7.831749                -14.46%                   0            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.745414            9.155957                 -6.05%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.745414                 -2.55%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT      10.070512           7.332268                -27.19%                   0            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.672630           10.070512                -5.64%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.672630                 6.73%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -1.51%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   3.749772            2.090060                -44.26%                   0            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.306232            3.749772                -40.54%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.306232                -36.94%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   10.000000           7.429367                -25.71%                   0            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT      10.557755           11.041436                 4.58%                   0            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.389196           10.557755                 1.62%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.389196                 3.89%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.137475            5.033303                -17.99%                   0            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.050109            6.137475                -23.76%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.050109                -19.50%                  42            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      3.932974            2.266074                -42.38%                   0            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.433369            3.932974                -38.87%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.433369                -35.67%                  66            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.037391                -29.63%                   0            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.038949            4.373412                -27.58%                   0            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.086380            6.038949                -25.32%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.086380                -19.14%                  36            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.679735                -23.20%                   0            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      9.668868            6.937086                -28.25%                   0            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.065012           9.668868                 -3.94%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.065012                 0.65%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      6.067668            4.182171                -31.07%                   0            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.256079            6.067668                -26.51%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.256079                -17.44%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      9.484304            7.017962                -26.00%                   0            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.007041           9.484304                 -5.22%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.007041                 0.07%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      5.096645            3.589929                -29.56%                   0            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.602962            5.096645                -32.97%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.602962                -23.97%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.279841            5.907310                -28.65%                   0            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.710610            8.279841                -14.73%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.710610                 -2.89%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.100548            6.152730                -24.05%                   0            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.442049            8.100548                -14.21%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.442049                 -5.58%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      7.838507            6.208918                -20.79%                   0            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.945526            7.838507                -12.38%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.945526                -10.54%                 156            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund   9.125641            6.514362                -28.61%                   0            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.694097            9.125641                 -5.86%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.694097                 -3.06%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             11.703713           12.469872                 6.55%                   0            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.898529           11.703713                 7.39%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.898529                 8.99%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             10.000000           8.062277                -19.38%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             5.892870            3.957201                -32.85%                   0            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.547706            5.892870                -31.06%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.547706                -14.52%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             12.984466           12.566590                -3.22%                   0            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.119719           12.984466                 7.14%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.697540           12.119719                 3.61%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         5.378584            5.094403                 -5.28%                   0            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.616355            5.378584                 -4.23%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           5.616355                -43.84%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         9.412595            8.921690                 -5.22%                   0            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.776083           9.412595                -12.65%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.776083                 7.76%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          9.602696            7.171052                -25.32%                   0            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.814187            9.602696                 -2.15%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.814187                 -1.86%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          10.217011           9.453187                 -7.48%                   0            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.169146           10.217011                -8.52%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.169146                11.69%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.50%)

   (VARIABLE ACCOUNT CHARGES OF 2.50% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance      10.010149               8.090755          -19.17%                   0            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.000000              10.010149            0.10%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance      9.984306                7.187667          -28.01%                   0            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series I
Shares - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.000000               9.984306           -0.16%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance      10.286552               7.586268          -26.25%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.000000              10.286552            2.87%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance      9.929625                8.172493          -17.70%                   0            2002
Funds, Inc. - AIM V.I.
Core Equity Fund: Series
I Shares - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.000000               9.929625           -0.70%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance      10.000000               8.121945          -18.78%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance      10.078244               6.852604          -32.01%                   0            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.000000              10.078244            0.78%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

American Century Variable   8.008726                6.295699          -21.39%                   0            2002
Portfolios, Inc. -
American Century VP
Income & Growth Fund:
Class I - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            8.964226                8.008726          -10.66%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

American Century Variable   5.826825                4.523632          -22.37%                   0            2002
Portfolios, Inc. -
American Century VP
International Fund: Class
I - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            8.439526                5.826825          -30.96%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000                 7.978781          -20.21%                   0            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000                 7.903275          -20.97%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          12.906479                10.995364          -14.81%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.734685                12.906479            9.99%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.467818                 8.164459          -22.00%                   0            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000                10.467818            4.68%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.170707                 7.808484          -23.23%                   0            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000                10.170707            1.71%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.148743                 7.950984          -21.66%                   0            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000                10.148743            1.49%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.282181                 6.969974          -32.21%                   0            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000                10.282181            2.82%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     5.186086                  3.329140          -35.81%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.454972                  5.186086          -30.43%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     5.744220                  4.485677          -21.91%                   0            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.581385                  5.744220          -24.23%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     11.091521                 8.316323          -25.02%                   0            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.271049                11.091521           -1.59%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        10.000000                 7.546124          -24.54%                   0            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially      6.635437                  4.596671          -30.73%                   0            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.791575                  6.635437          -24.53%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index       7.729029                  5.850364          -24.31%                   0            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.028271                  7.729029          -14.39%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          8.603417                  6.986056          -18.80%                   0            2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.731335                  8.603417          -11.59%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.643495                 8.392560          -21.15%                   0            2002
Investment Fund -
Developing Leaders
Portfolio:  Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000                10.643495            6.43%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.029977                 8.583294          -14.42%                   0            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000                10.029977            0.30%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance       11.427694                12.179022            6.57%                   0            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.852495                11.427694            5.30%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP              10.137704                 8.203888          -19.08%                   0            2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.956851                10.137704           -7.48%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth       6.852643                  4.663398          -31.95%                   0            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.544282                  6.852643          -19.80%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High         6.595927                  6.663719            1.03%                   0            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.679702                  6.595927          -14.11%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     6.341765                  4.925171          -22.34%                   0            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.263390                  6.341765          -23.25%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.000000                 7.666380          -23.34%                   0            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II           7.777393                  6.868128          -11.69%                   0            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.103432                  7.777393          -14.57%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth   6.978426                  5.312572          -23.87%                   0            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.366618                  6.978426          -16.59%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value    10.000000                 7.383166          -26.17%                   0            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       11.031679                 8.752238          -20.66%                   0            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000                11.031679           10.32%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       10.220790                 7.363044          -27.96%                   0            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000                10.220790            2.21%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton        10.000000                 7.798529          -22.01%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT        7.275515                  5.309819          -27.02%                   0            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.495778                  7.275515          -14.36%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     10.625869                 8.774429          -17.42%                   0            2002
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.044312                10.625869           -3.79%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT       9.226200                  9.285701            0.64%                   0            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.081258                  9.226200            1.60%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.003663                  6.614905          -17.35%                   0            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.659226                  8.003663           -7.57%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000                 7.444619          -25.55%                   0            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000                 8.712547          -12.87%                   0            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000                 8.342171          -16.58%                   0            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        3.339158                  1.862702          -44.22%                   0            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.980819                  3.339158          -44.17%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000                 7.068430          -29.32%                   0            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000                 7.840575          -21.59%                   0            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.533951                12.480871            8.21%                   0            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.030951                11.533951            4.56%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        5.133688                  3.567583          -30.51%                   0            2002
Growth Fund: Class I-
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.328166                  5.133688          -29.95%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.394362                  4.731468          -26.01%                   0            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.193526                  6.394362          -30.45%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000                 7.703754          -22.96%                   0            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000                 9.816143           -1.84%                   0            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000                 9.417585           -5.82%                   0            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000                 8.927038          -10.73%                   0            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000                 8.484943          -15.15%                   0            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000                 8.137219          -18.63%                   0            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid    5.189496                  3.186663          -38.59%                   0            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.639063                  5.189496          -32.07%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.442324                10.304607           -1.32%                   0            2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.339011                10.442324            1.00%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.464143                  6.820196          -19.42%                   0            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.846457                  8.464143          -14.04%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000                 9.022988           -9.77%                   0            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000                 7.402990          -25.97%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.905887                  5.023488          -27.26%                   0            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.725521                  6.905887          -20.85%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       6.706209                  4.361753          -34.96%                   0            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.715780                  6.706209          -13.08%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       13.706556                 9.733368          -28.99%                   0            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.960761                13.706556           25.05%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company   9.103602                  7.337648          -19.40%                   0            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.009751                 9.103602           -9.05%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT      10.060492                 7.321208          -27.23%                   0            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.667504                10.060492           -5.69%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT     9.146834                  7.819943          -14.51%                   0            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.740733                  9.146834           -6.10%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -1.56%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   3.747361                  2.087642          -44.29%                   0            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.305449                  3.747361          -40.57%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   10.000000                 7.426808          -25.73%                   0            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT      10.547250                11.024795            4.53%                   0            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.384199                10.547250            1.57%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.131398                  5.025734          -18.03%                   0            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.046309                  6.131398          -23.80%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      3.929071                  2.262662          -42.41%                   0            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.430318                  3.929071          -38.90%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000                 7.034975          -29.65%                   0            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.032980                  4.366851          -27.62%                   0            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.082559                  6.032980          -25.36%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000                 7.677093          -23.23%                   0            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      9.659235                  6.926618          -28.29%                   0            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.060173                 9.659235           -3.99%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      6.061610                  4.175857          -31.11%                   0            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.252104                  6.061610          -26.54%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      9.474847                  7.007371          -26.04%                   0            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.002222                 9.474847           -5.27%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      5.091550                  3.584491          -29.60%                   0            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.599296                  5.091550          -33.00%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.271587                  5.898388          -28.69%                   0            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.705946                  8.271587          -14.78%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.093600                  6.144295          -24.08%                   0            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.438840                  8.093600          -14.25%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      7.830701                  6.199549          -20.83%                   0            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.941236                  7.830701          -12.42%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund   9.117842                  6.505452          -28.65%                   0            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.677661                  9.117842           -5.78%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             11.692053                12.451063            6.49%                   0            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.893289                11.692053            7.33%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             10.000000                 8.059504          -19.40%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             5.887837                  3.951776          -32.88%                   0            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.544812                  5.887837          -31.09%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             12.971541                12.547646           -3.27%                   0            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.113900                12.971541            7.08%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         5.373198                  5.086686            5.33%                   0            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.613643                  5.373198           -4.28%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         9.403230                  8.908246           -5.26%                   0            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.770916                 9.403230          -12.70%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          9.594496                  7.161256          -25.36%                   0            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.810869                  9.594496           -2.21%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          10.208283                 9.440278           -7.52%                   0            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.165363                10.208283           -8.57%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.55%)

   (VARIABLE ACCOUNT CHARGES OF 2.55% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance      10.009518               8.086090          -19.22%                   0            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.000000              10.009518            0.10%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance      9.983672                7.183510          -28.05%                   0            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series I
Shares - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.000000               9.983672           -0.16%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance      10.285897               7.581898          -26.29%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.000000              10.285897            2.86%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance      9.929000                8.167774          -17.74%                   0            2002
Funds, Inc. - AIM V.I.
Core Equity Fund: Series
I Shares - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.000000               9.929000           -0.71%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance      10.000000               8.119151          -18.81%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance      10.077602               6.848650          -32.04%                   0            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.000000              10.077602            0.78%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

American Century Variable   8.000738                6.286196          -21.43%                   0            2002
Portfolios, Inc. -
American Century VP
Income & Growth Fund:
Class I - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            8.959913                8.000738          -10.71%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

American Century Variable   5.821006                4.516792          -22.41%                   0            2002
Portfolios, Inc. -
American Century VP
International Fund: Class
I - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            8.435459                5.821006          -30.99%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000                 7.976043          -20.24%                   0            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000                 7.900554          -20.99%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          12.893652                10.978793          -14.85%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.729052                12.893652            9.93%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.467160                 8.159756          -22.04%                   0            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000                10.467160            4.67%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.170063                 7.803979          -23.27%                   0            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000                10.170063            1.70%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.148098                 7.946392          -21.70%                   0            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000                10.148098            1.48%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.281533                 6.965946          -32.25%                   0            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000                10.281533            2.82%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     5.180917                  3.324107          -35.84%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.451384                  5.180917          -30.47%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     5.738491                  4.478899          -21.95%                   0            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.577735                  5.738491          -24.27%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     11.080485                 8.303782          -25.06%                   0            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.265642                11.080485           -1.64%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        10.000000                 7.543538          -24.56%                   0            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially      6.628817                  4.589719          -30.76%                   0            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.787354                  6.628817          -24.56%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index       7.721317                  5.841520          -24.35%                   0            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.023932                  7.721317          -14.44%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          8.594848                  6.975509          -18.84%                   0            2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.726668                  8.594848          -11.64%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.642823                 8.387709          -21.19%                   0            2002
Investment Fund -
Developing Leaders
Portfolio:  Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000                10.642823            6.43%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.029341                 8.578335          -14.47%                   0            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000                10.029341            0.29%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance       11.416317                12.160656            6.52%                   0            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.847274                11.416317            5.25%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP              10.127613                 8.191510          -19.12%                   0            2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.951592                10.127613           -7.52%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth       6.845820                  4.656365          -31.98%                   0            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.540175                  6.845820          -19.84%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High         6.589359                  6.653680            0.98%                   0            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.676011                  6.589359          -14.16%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     6.335434                  4.917719          -22.38%                   0            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.259419                  6.335434          -23.29%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.000000                 7.663751          -23.36%                   0            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II           7.769645                  6.857768          -11.74%                   0            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.099060                  7.769645          -14.61%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth   6.971463                  5.304546          -23.91%                   0            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.362582                  6.971463          -16.64%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value    10.000000                 7.380632          -26.19%                   0            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       11.029841                 8.746281          -20.70%                   0            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000                11.029841           10.30%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       10.219086                 7.358044          -28.00%                   0            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000                10.219086            2.19%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton        10.000000                 7.795853          -22.04%                   0            2002
Variable Insurance
Product Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT        7.268263                  5.301796          -27.06%                   0            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.491694                  7.268263          -14.41%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     10.615268                 8.761184          -17.47%                   0            2002
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.039005                10.615268           -3.84%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT       9.217024                  9.271698            0.59%                   0            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.076900                  9.217024            1.54%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        7.998527                  6.607252          -17.39%                   0            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.658153                  7.998527           -7.62%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000                 7.442064          -25.58%                   0            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000                 8.708380          -12.92%                   0            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000                 8.338162          -16.62%                   0            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        3.337005                  1.860542          -44.25%                   0            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.980068                  3.337005          -44.20%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000                 7.066000          -29.34%                   0            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000                 7.836824          -21.63%                   0            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.522472                12.462059            8.15%                   0            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.025658                11.522472            4.51%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        5.128549                  3.562165          -30.54%                   0            2002
Growth Fund: Class I-
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.324638                  5.128549          -29.98%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.390260                  4.725999          -26.04%                   0            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.192395                  6.390260          -30.48%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000                 7.701111          -22.99%                   0            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000                 9.811452           -1.89%                   0            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000                 9.413086           -5.87%                   0            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000                 8.922773          -10.77%                   0            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000                 8.480889          -15.19%                   0            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000                 8.133320          -18.67%                   0            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid    5.184309                  3.181843          -38.63%                   0            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.635378                  5.184309          -32.10%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Money    10.431615              10.288760           -1.37%                   0            2002
Market Fund: Class I* -
Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.333737              10.431615            0.95%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT          8.455712                6.809898          -19.46%                   0            2002
Nationwide(R)Fund: Class I
- Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            9.841726                8.455712          -14.08%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT          10.000000               9.018675           -9.81%                   0            2002
Nationwide Leaders Fund:
Class III - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.     10.000000               7.399451          -26.01%                   0            2002
Growth Leaders Fund:
Class III - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT          6.898995                5.015896          -27.30%                   0            2002
Worldwide Leaders Fund:
Class I - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            8.721323                6.898995          -20.90%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap         6.699510                4.355160          -34.99%                   0            2002
Growth Fund: Class I -
Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            7.712065                6.699510          -13.13%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap Value   13.692900               9.718672          -29.02%                   0            2002
Fund: Class I - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.955493              13.692900           24.99%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

GVIT GVIT Small Company     9.094509                7.326561          -19.44%                   0            2002
Fund: Class I - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.004926               9.094509           -9.10%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT       9.137720                7.808134          -14.55%                   0            2002
Balanced Fund: Class I -
Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            9.736050                9.137720           -6.15%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT        10.050455               7.310151          -27.27%                   0            2002
Strategic Value Fund:
Class I - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.662380              10.050455           -5.74%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth     3.744955                2.085229          -44.32%                   0            2002
Focus Fund: Class I - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            6.304667                3.744955          -40.60%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -1.61%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   10.000000                 7.424256          -25.76%                   0            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT      10.536729                11.008152            4.47%                   0            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.379203                10.536729            1.52%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.125327                  5.018175          -18.07%                   0            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.042496                  6.125327          -23.84%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      3.925182                  2.259261          -42.44%                   0            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.427281                  3.925182          -38.93%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000                 7.032551          -29.67%                   0            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.027008                  4.360281          -27.65%                   0            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.078738                  6.027008          -25.40%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000                 7.674464          -23.26%                   0            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      9.649608                  6.916149          -28.33%                   0            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.055344                 9.649608           -4.04%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      6.055551                  4.169534          -31.15%                   0            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.248127                  6.055551          -26.58%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      9.465391                  6.996779          -26.08%                   0            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.997416                  9.465391           -5.32%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      5.086470                  3.579074          -29.64%                   0            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.595643                  5.086470          -33.03%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.263343                  5.889491          -28.73%                   0            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.701286                  8.263343          -14.82%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.086677                  6.135886          -24.12%                   0            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.435641                  8.086677          -14.30%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      7.822893                  6.190182          -20.87%                   0            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.936936                  7.822893          -12.47%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund   9.110042                  6.496545          -28.69%                   0            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.709591                  9.110042           -6.17%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             11.680406                12.432282            6.44%                   0            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.888061                11.680406            7.28%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             10.000000                 8.056745          -19.43%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             5.882799                  3.946372          -32.92%                   0            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.541912                  5.882799          -31.13%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             12.958619                12.528719           -3.32%                   0            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.108073                12.958619            7.02%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         5.367834                  5.078986           -5.38%                   0            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.610932                  5.367834           -4.33%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         9.393848                  8.894783           -5.31%                   0            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.765732                 9.393848          -12.74%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          9.586300                  7.151461          -25.40%                   0            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.807548                  9.586300           -2.26%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          10.199554                 9.427358           -7.57%                   0            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.161584                10.199554           -8.62%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.65%)

   (VARIABLE ACCOUNT CHARGES OF 2.65% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance      10.008249               8.076762          -19.30%                   0            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.000000              10.008249            0.08%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance      9.982413                7.175225          -28.12%                   0            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series I
Shares - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.000000               9.982413           -0.18%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance      10.284597               7.573146          -26.36%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.000000              10.284597            2.85%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance      9.927743                8.158356          -17.82%                   0            2002
Funds, Inc. - AIM V.I.
Core Equity Fund: Series
I Shares - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.000000               9.927743           -0.72%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance      10.000000               8.113574          -18.86%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance      10.076326               6.840740          -32.11%                   0            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.000000              10.076326            0.76%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

American Century Variable   7.984798                6.267212          -21.51%                   0            2002
Portfolios, Inc. -
American Century VP
Income & Growth Fund:
Class I - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            8.951303                7.984798          -10.80%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

American Century Variable   5.809398                4.503157          -22.48%                   0            2002
Portfolios, Inc. -
American Century VP
International Fund: Class
I - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            8.427341                5.809398          -31.06%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.970559                -20.29%                   0            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.895133                -21.05%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          12.867961           10.945654               -14.94%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.717784           12.867961                 9.82%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.465833           8.150333                -22.12%                   0            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.465833                 4.66%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.168777           7.794986                -23.34%                   0            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.168777                 1.69%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.146815           7.937220                -21.78%                   0            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.146815                 1.47%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.280232           6.957904                -32.32%                   0            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.280232                 2.80%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     5.170564            3.314056                -35.91%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.444198            5.170564                -30.54%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     5.727032            4.465352                -22.03%                   0            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.570436            5.727032                -24.35%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     11.058423           8.278734                -25.14%                   0            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.254822           11.058423                -1.75%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        10.000000           7.538346                -24.62%                   0            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially      6.615582            4.575838                -30.83%                   0            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.778891            6.615582                -24.64%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index       7.705926            5.823878                -24.42%                   0            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.015255            7.705926                -14.52%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          8.577715            6.954445                -18.92%                   0            2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.717323            8.577715                -11.73%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.641476           8.378027                -21.27%                   0            2002
Investment Fund -
Developing Leaders
Portfolio:  Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.641476                 6.41%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.028074           8.568443                -14.56%                   0            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.028074                 0.28%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance       11.393586           12.124000                 6.41%                   0            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.836847           11.393586                 5.14%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP              10.107438           8.166782                -19.20%                   0            2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.941078           10.107438                -7.62%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth       6.832155            4.642287                -32.05%                   0            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.531950            6.832155                -19.92%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High         6.576207            6.633580                  0.87%                   0            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.668625            6.576207                -14.25%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     6.322795            4.902863                -22.46%                   0            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.251471            6.322795                -23.37%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.000000           7.658483                -23.42%                   0            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II           7.754145            6.837057                -11.83%                   0            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.090297            7.754145                -14.70%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth   6.957565            5.288523                -23.99%                   0            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.354547            6.957565                -16.72%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value    10.000000           7.375560                -26.24%                   0            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       11.026175           8.734387                -20.78%                   0            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.026175                10.26%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       10.215693           7.348035                -28.07%                   0            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.215693                 2.16%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton        10.000000           7.790486                -22.10%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT        7.253765            5.285783                -27.13%                   0            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.483528            7.253765                -14.50%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     10.594097           8.734721                -17.55%                   0            2002
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.028384           10.594097                -3.94%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT       9.198635            9.243718                  0.49%                   0            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.068159            9.198635                  1.44%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        7.988268            6.592006                -17.48%                   0            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.656010            7.988268                 -7.71%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.436944                -25.63%                   0            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.700049                -13.00%                   0            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.330181                -16.70%                   0            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        3.332722            1.856233                -44.30%                   0            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.978584            3.332722                -44.26%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.061136                -29.39%                   0            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.829324                -21.71%                   0            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.499508           12.424471                 8.04%                   0            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.015047           11.499508                 4.40%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        5.118312            3.551401                -30.61%                   0            2002
Growth Fund: Class I-
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.317588            5.118312                -30.05%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.382070            4.715094                -26.12%                   0            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.190120            6.382070                -30.56%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.695807                -23.04%                   0            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.802071                 -1.98%                   0            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.404084                 -5.96%                   0            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.914232                -10.86%                   0            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.472765                -15.27%                   0            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.125532                -18.74%                   0            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid    5.173940            3.172209                -38.69%                   0            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.628028            5.173940                -32.17%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.410221           10.257124                -1.47%                   0            2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.323193           10.410221                 0.84%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.438864            6.789342                -19.55%                   0            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.832271            8.438864                -14.17%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.010042                 -9.90%                   0            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.392356                -26.08%                   0            2002

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.885229            5.000739                -27.37%                   0            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.712935            6.885229                -20.98%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       6.686121            4.341974                -35.06%                   0            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.704628            6.686121                -13.22%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       13.665598           9.689312                -29.10%                   0            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.944951           13.665598                24.86%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company   9.076381            7.304433                -19.52%                   0            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.995309            9.076381                 -9.19%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT     9.119506            7.784571                -14.64%                   0            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.726693            9.119506                 -6.24%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT      10.030431           7.288076                -27.34%                   0            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.652133           10.030431                -5.84%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   3.740140            2.080411                -44.38%                   0            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.303095            3.740140                -40.66%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -1.71%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   10.000000           7.419145                -25.81%                   0            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT      10.515751           10.974962                 4.37%                   0            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.369235           10.515751                 1.41%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.113213            5.003106                -18.16%                   0            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.034901            6.113213                -23.92%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      3.917388            2.252455                -42.50%                   0            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.421190            3.917388                -38.99%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.027715                -29.72%                   0            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      6.015077            4.347178                -27.73%                   0            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.071087            6.015077                -25.47%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.669180                -23.31%                   0            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      9.630380            6.895269                -28.40%                   0            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.045676           9.630380                 -4.13%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      6.043459            4.156925                -31.22%                   0            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.240187            6.043459                -26.66%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      9.446522            6.975645                -26.16%                   0            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.987805            9.446522                 -5.42%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      5.076305            3.568249                -29.71%                   0            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.588318            5.076305                -33.10%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.246855            5.871683                -28.80%                   0            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.691954            8.246855                -14.91%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.072839            6.119095                -24.20%                   0            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.429236            8.072839                -14.39%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      7.807294            6.171484                -20.95%                   0            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.928346            7.807294                -12.56%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund   9.094462            6.478769                -28.76%                   0            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.703010            9.094462                 -6.27%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             11.657148           12.394800                 6.33%                   0            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.877590           11.657148                 7.17%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             10.000000           8.051203                -19.49%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             5.872710            3.935550                -32.99%                   0            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.536106            5.872710                -31.20%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             12.932799           12.490917                -3.42%                   0            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          12.096437           12.932799                 6.91%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         5.357103            5.063625                 -5.48%                   0            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.605514            5.357103                 -4.43%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         9.375125            8.867938                 -5.41%                   0            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.755378           9.375125                -12.83%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          9.569896            7.131869                -25.48%                   0            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.800899            9.569896                 -2.36%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          10.182115           9.401573                 -7.67%                   0            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.154019           10.182115                -8.71%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.70%)

   (VARIABLE ACCOUNT CHARGES OF 2.70% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance      10.007615           8.072099              -19.34%                   0            2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.000000           10.007615               0.08%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance      9.981779            7.171073              -28.16%                   0            2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series I
Shares - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.000000           9.981779               -0.18%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance      10.283949           7.568760              -26.40%                   0            2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.000000           10.283949               2.84%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance      9.927112            8.153636              -17.86%                   0            2002
Funds, Inc. - AIM V.I.
Core Equity Fund: Series
I Shares - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.000000           9.927112               -0.73%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance      10.000000           8.110781              -18.89%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

AIM Variable Insurance      10.075686           6.836781              -32.15%                   0            2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.000000           10.075686               0.76%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

American Century Variable   7.880211            6.181954              -21.55%                   0            2002
Portfolios, Inc. -
American Century VP
Income & Growth Fund:
Class I - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            8.838625            7.880211              -10.84%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.000000           8.838625              -11.61%                   0            2000

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

American Century Variable   5.856118            4.537035              -22.52%                   0            2002
Portfolios, Inc. -
American Century VP
International Fund: Class
I - Q/NQ

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            8.499520            5.856118              -31.10%                   0            2001

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

                            10.000000           8.499520              -15.00%                   0            2000

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------
--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

--------------------------- ------------------- ----------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.967820                -20.32%                   0            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.892426                -21.08%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          12.885037           10.954540               -14.98%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.739398           12.885037                 9.76%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.739398                17.39%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.465174           8.145621                -22.16%                   0            2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.465174                 4.65%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.168132           7.790465                -23.38%                   0            2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.168132                 1.68%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.146173           7.932638                -21.82%                   0            2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.146173                 1.46%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

BB&T Variable Insurance   10.279580           6.953879                -32.35%                   0            2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.279580                 2.80%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     5.189491            3.324466                -35.94%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.475337            5.189491                -30.58%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.475337                -25.25%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     5.998133            4.674330                -22.07%                   0            2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.932905            5.998133                -24.39%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.932905                -20.67%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Credit Suisse Trust -     10.539283           7.886026                -25.17%                   0            2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.732010           10.539283                -1.80%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.732010                 7.32%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        10.000000           7.535745                -24.64%                   0            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Dreyfus Socially      6.526244            4.511720                -30.87%                   0            2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.664830            6.526244                -24.68%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.664830                -13.35%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Stock Index       7.593661            5.736088                -24.46%                   0            2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.888515            7.593661                -14.57%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.888515                -11.11%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          8.541222            6.921305                -18.97%                   0            2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.680986            8.541222                -11.77%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.680986                 -3.19%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.640809           8.373189                -21.31%                   0            2002
Investment Fund -
Developing Leaders
Portfolio:  Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.640809                 6.41%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Variable          10.027436           8.563488                -14.60%                   0            2002
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.027436                 0.27%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Federated Insurance       11.277215           11.994004                 6.36%                   0            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.731709           11.277215                 5.08%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.731709                 7.32%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP              9.934575            8.022984                -19.24%                   0            2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.759515           9.934575                 -7.67%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.759515                 7.60%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Growth       6.713293            4.559172                -32.09%                   0            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.387867            6.713293                -19.96%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.387867                -16.12%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High         6.825846            6.881868                  0.82%                   0            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.963839            6.825846                -14.29%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.963839                -20.36%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     6.365614            4.933523                -22.50%                   0            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.311653            6.365614                -23.41%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.311653                -16.88%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP Overseas     10.000000           7.655838                -23.44%                   0            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP II           7.802557            6.876202                -11.87%                   0            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.151778            7.802557                -14.74%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.151778                 -8.48%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Growth   7.003106            5.320403                -24.03%                   0            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.413597            7.003106                -16.76%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.413597                -15.86%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP III Value    10.000000           7.373020                -26.27%                   0            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       11.024343           8.728433                -20.83%                   0            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.024343                10.24%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Financial Investors       10.213997           7.343028                -28.11%                   0            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.213997                 2.14%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Franklin Templeton        10.000000           7.787805                -22.12%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Comstock GVIT        7.351161            5.354002                -27.17%                   0            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.601877            7.351161                -14.54%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.601877                -13.98%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     9.916668            8.171978                -17.59%                   0            2002
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.328517           9.916668                 -3.99%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.328517                 3.29%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Federated GVIT       9.423035            9.464346                  0.44%                   0            2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.294175            9.423035                  1.39%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.294175                 -7.06%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        7.983140            6.584381                -17.52%                   0            2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.654935            7.983140                 -7.76%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.654935                -13.45%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.434380                -25.66%                   0            2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.695885                -13.04%                   0            2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.326191                -16.74%                   0            2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        3.330575            1.854084                -44.33%                   0            2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          5.977838            3.330575                -44.28%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           5.977838                -40.22%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.058706                -29.41%                   0            2002
Global Technology and
Communications Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.825571                -21.74%                   0            2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        11.320903           12.225216                 7.99%                   0            2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.849560           11.320903                 4.34%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.849560                 8.50%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        5.080603            3.523430                -30.65%                   0            2002
Growth Fund: Class I-
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.267441            5.080603                -30.09%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.267441                -27.33%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.377980            4.709645                -26.16%                   0            2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.188980            6.377980                -30.59%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.188980                 -8.11%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           7.693160                -23.07%                   0            2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.797385                 -2.03%                   0            2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.399586                 -6.00%                   0            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.909964                -10.90%                   0            2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.468707                -15.31%                   0            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           8.121640                -18.78%                   0            2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid    5.426613            3.325415                -38.72%                   0            2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.004697            5.426613                -32.21%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.004697                -19.95%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.306022           10.149240                -1.52%                   0            2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.225147           10.306022                 0.79%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.225147                 2.25%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.058077            6.479649                -19.59%                   0            2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.393473            8.058077                -14.22%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.393473                 -6.07%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        10.000000           9.005723                 -9.94%                   0            2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT U.S.   10.000000           7.388809                -26.11%                   0            2002
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        6.911944            5.017559                -27.41%                   0            2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.751271            6.911944                -21.02%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.751271                -12.49%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       6.915702            4.488756                -35.09%                   0            2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.973297            6.915702                -13.26%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.973297                -20.27%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap       11.650339           8.256189                -29.13%                   0            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.335729            11.650339                24.79%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.335729                 -6.64%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                                                                                                               F

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company   9.066873            7.293030                -19.56%                   0            2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.989996            9.066873                 -9.24%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.989996                 -0.10%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT J.P. Morgan GVIT     8.962260            7.646406                -14.68%                   0            2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.563920            8.962260                 -6.29%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.563920                 -4.36%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Nationwide GVIT      9.391380            6.820238                -27.38%                   0            2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.978634            9.391380                 -5.89%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.978634                 -0.21%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -1.76%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   3.737721            2.077989                -44.40%                   0            2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.302307            3.737721                -40.69%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.302307                -36.98%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   10.000000           7.416592                -25.83%                   0            2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Van Kampen GVIT      10.444883           10.895402                 4.31%                   0            2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.304682           10.444883                 1.36%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.304682                 3.05%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      5.924571            4.846225                -18.20%                   0            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.790991            5.924571                -23.96%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.790991                -22.09%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      4.059124            2.332749                -42.53%                   0            2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.656963            4.059124                -39.02%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.656963                -33.43%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.025292                -29.75%                   0            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      5.816772            4.201702                -27.77%                   0            2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.809047            5.816772                -25.51%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.809047                -21.91%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Janus Aspen Series -      10.000000           7.666538                -23.33%                   0            2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      9.057386            6.481682                -28.44%                   0            2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.452864            9.057386                 -4.18%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.452864                 -5.47%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      6.162520            4.236640                -31.25%                   0            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.406882            6.162520                -26.70%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.406882                -15.93%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Neuberger Berman AMT      9.489169            7.003532                -26.19%                   0            2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.038082           9.489169                 -5.47%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.038082                 0.38%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      5.137428            3.609358                -29.74%                   0            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          7.683659            5.137428                -33.14%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           7.683659                -23.16%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      7.575475            5.390894                -28.84%                   0            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.907546            7.575475                -14.95%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.907546                -10.92%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.065909            6.110691                -24.24%                   0            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.426034            8.065909                -14.43%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.426034                 -5.74%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      7.771612            6.140122                -20.99%                   0            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.892129            7.771612                -12.60%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.892129                -11.08%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Strong Opportunity Fund   9.086670            6.469890                -28.80%                   0            2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.699708            9.086670                 -6.32%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.699708                 -3.00%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             11.151944           11.851539                 6.27%                   0            2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.411546           11.151944                 7.11%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.411546                 4.12%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             10.000000           8.048424                -19.52%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             5.867670            3.930140                -33.02%                   0            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          8.533203            5.867670                -31.24%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           8.533203                -14.67%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             12.204240           11.781197                -3.47%                   0            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.420896           12.204240                 6.86%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.030710           11.420896                 3.54%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         6.027975            5.694819                 -5.53%                   0            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          6.310754            6.027975                 -4.48%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           6.310754                -36.89%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Van Eck Worldwide         9.345876            8.835739                 -5.46%                   0            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.727374           9.345876                -12.88%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           10.727374                 7.27%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          9.561716            7.122155                -25.51%                   0            2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          9.797575            9.561716                 -2.41%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           9.797575                 -2.02%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Victory Variable          10.173387           9.388687                 -7.71%                   0            2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          11.150222           10.173387                -8.76%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

                          10.000000           11.150222                11.50%                   0            2000

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 3.15%)

   (VARIABLE ACCOUNT CHARGES OF 3.15% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

AIM Variable Insurance    10.001898           8.030128                -19.71%                   0             2002
Funds, Inc. - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           10.001898                 0.02%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

AIM Variable Insurance    9.976076            7.133762                -28.49%                   0             2002
Funds, Inc. - AIM V.I.
Blue Chip Fund: Series
I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.976076                 -0.24%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

AIM Variable Insurance    10.278075           7.529378                -26.74%                   0             2002
Funds, Inc. - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           10.278075                 2.78%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

AIM Variable Insurance    9.921437            8.111226                -18.25%                   0             2002
Funds, Inc. - AIM V.I.
Core Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.921437                 -0.79%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

AIM Variable Insurance
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

AIM Variable Insurance    10.069932           6.801204                -32.46%                   0             2002
Funds, Inc. - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           10.069932                 0.70%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

American Century          9.058768            7.073586                -21.91%                   0             2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.058768                 -9.41%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

American Century          8.002662            6.171352                -22.88%                   0             2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.002662                -19.97%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century          10.000000           7.943108                -20.57%                   0             2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

American Century          10.000000           7.867938                -21.32%                   0             2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

American Century          10.615761           8.983457                -15.38%                   0             2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           10.615761                 6.16%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

BB&T Variable Insurance   10.459201           8.103243                -22.53%                   0             2002
Funds - BB&T Capital
Appreciation Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           10.459201                 4.59%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

BB&T Variable Insurance   10.162331           7.749955                -23.74%                   0             2002
Funds - Capital Manager
Aggressive Growth Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           10.162331                 1.62%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

BB&T Variable Insurance   10.140378           7.891369                -22.18%                   0             2002
Funds - Growth and
Income Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           10.140378                 1.40%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

BB&T Variable Insurance   10.273713           6.917690                -32.67%                   0             2002
Funds - Large Company
Growth Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           10.273713                 2.74%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Credit Suisse Trust -     8.180198            5.216075                -36.24%                   0             2002
Global Post-Venture
Capital Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.180198                -18.20%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Credit Suisse Trust -     8.583602            6.658183                -22.43%                   0             2002
International Focus
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.583602                -14.16%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Credit Suisse Trust -     9.484497            7.063895                -25.52%                   0             2002
Large Cap Value
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.484497                 -5.16%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Dreyfus Investment        10.000000           7.512381                -24.88%                   0             2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
                          ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
                          ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
                          ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

The Dreyfus Socially      8.221207            5.657133                -31.19%                   0             2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.221207                -17.79%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Dreyfus Stock Index       8.937971            6.720257                -24.81%                   0             2002
Fund, Inc.: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.937971                -10.62%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Dreyfus Variable          9.095399            7.336237                -19.34%                   0             2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.095399                 -9.05%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Dreyfus Variable          10.634739           8.329634                -21.68%                   0             2002
Investment Fund -
Developing Leaders
Portfolio: Initial
Shares

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           10.634739                 6.35%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Dreyfus Variable          10.021706           8.518964                -14.99%                   0             2002
Investment Fund -
International Value
Portfolio:  Initial
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           10.021706                 0.22%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Federated Insurance       10.281007           10.883910                 5.86%                   0             2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           10.281007                 2.81%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Fidelity VIP              9.264880            7.447489                -19.62%                   0             2002
Equity-Income
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.264880                 -7.35%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Fidelity VIP Growth       8.582894            5.801862                -32.40%                   0             2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.582894                -14.17%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity VIP High         8.908337            8.939908                  0.35%                   0            2002
Income Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          10.000000           8.908337                -10.92%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

Fidelity VIP Overseas     7.929901            6.117417                -22.86%                   0            2002
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          10.000000           7.929901                -20.70%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

Fidelity VIP Overseas     10.000000           7.632094                -23.68%                   0            2002
Portfolio: Service
Class R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

Fidelity VIP II           9.349930            8.201716                -12.28%                   0            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          10.000000           9.349930                 -6.50%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

Fidelity VIP III Growth   9.029073            6.827790                -24.38%                   0            2002
Opportunities
Portfolio: Service
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          10.000000           9.029073                 -9.71%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

Fidelity VIP III Value    10.000000           7.350153                -26.50%                   0            2002
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

Financial Investors       11.007813           8.674946                -21.19%                   0            2002
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          10.000000           11.007813                10.08%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

Financial Investors       10.198687           7.298034                -28.44%                   0            2002
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          10.000000           10.198687                 1.99%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

Franklin Templeton
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

GVIT Comstock GVIT        8.961585            6.496663                -27.51%                   0            2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                          10.000000           8.961585                -10.38%                   0            2001

------------------------- ------------------- ------------------- ------------------- ------------------- -----------
------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Dreyfus GVIT Mid     9.687067            7.945790                -17.98%                   0             2002
Cap Index Fund: Class I
- Q/NQ

                          ------------------- ------------------- ------------------- ------------------- -------------
                          ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.687067                 -3.13%                   0             2001

                          ------------------- ------------------- ------------------- ------------------- -------------
                          ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Federated GVIT       9.789509            9.786954                 -0.03%                   0             2002
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.789509                 -2.10%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        8.924214            7.326468                -17.90%                   0             2002
Emerging Markets Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.924214                -10.76%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        10.000000           7.411310                -25.89%                   0             2002
Emerging Markets Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        10.000000           8.658366                -13.42%                   0             2002
Global Financial
Services Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        10.000000           8.290239                -17.10%                   0             2002
Global Health Sciences
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        7.878695            4.365602                -44.59%                   0             2002
Global Technology and
Communications Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           7.878695                -21.21%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        10.000000           7.036785                -29.63%                   0             2002
Global Technology and
Communications  Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        10.000000           7.791786                -22.08%                   0             2002
Global Utilities Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        10.296099           11.067148                 7.49%                   0             2002
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           10.296099                 2.96%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        8.422617            5.814044                -30.97%                   0             2002
Growth Fund: Class I-
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.422617                -15.77%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        7.693857            5.654987                -26.50%                   0             2002
International Growth
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           7.693857                -23.06%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        10.000000           7.669296                 -23.31%                0               2002
International Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        10.000000           9.755154                  -2.45%                0               2002
Investor Destinations
Conservative Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        10.000000           9.359058                  -6.41%                0               2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        10.000000           8.871535                 -11.28%                0               2002
Investor Destinations
Moderate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        10.000000           8.432171                 -15.68%                0               2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        10.000000           8.086584                 -19.13%                0               2002
Investor Destinations
Aggressive Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT Mid    7.748419            4.726185                -39.00%                   0             2002
Cap Growth Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           7.748419                -22.52%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        9.973350            9.776206                  -1.98%                0               2002
Money Market Fund:
Class I* - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.973350                  -0.27%                0               2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------


*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -2.21%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT        9.174223            7.342994                 -19.96%                0               2002
Nationwide(R)Fund: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.174223                  -8.26%                0               2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        10.000000           8.966877                 -10.33%                0               2002
Nationwide Leaders
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT U.S.   10.000000           7.356917                -26.43%                   0             2002
Growth Leaders Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Gartmore GVIT        8.778647            6.343113                 -27.74%                0               2002
Worldwide Leaders Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.778647                 -12.21%                0               2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT GVIT Small Cap       9.550408            6.170106                -35.39%                   0             2002
Growth Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.550408                 -4.50%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT GVIT Small Cap       9.590337            6.764832                -29.46%                   0             2002
Value Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.590337                 -4.10%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT GVIT Small Company   9.487554            7.596054                -19.94%                   0             2002
Fund: Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.487554                 -5.12%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT J.P. Morgan GVIT     9.456128            8.030417                -15.08%                   0             2002
Balanced Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.456128                 -5.44%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Nationwide GVIT      9.260457            6.693988                -27.71%                   0             2002
Strategic Value Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.260457                 -7.40%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Turner GVIT Growth   7.812834            4.323394                -44.66%                   0             2002
Focus Fund: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           7.812834                -21.87%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Turner GVIT Growth   10.000000           7.393571                -26.06%                   0             2002
Focus Fund: Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

GVIT Van Kampen GVIT      10.103549           10.490622                 3.83%                   0             2002
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           10.103549                 1.04%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Janus Aspen Series -      8.227861            6.699109                -18.58%                   0             2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.227861                -17.72%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Janus Aspen Series -      7.346686            4.202501                -42.80%                   0             2002
Global Technology
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           7.346686                -26.53%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Janus Aspen Series -      10.000000           7.003489                -29.97%                   0             2002
Global Technology
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Janus Aspen Series -      8.230649            5.917785                -28.10%                   0             2002
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.230649                -17.69%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Janus Aspen Series -      10.000000           7.642759                -23.57%                   0             2002
International Growth
Portfolio: Service II
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Neuberger Berman AMT      9.209268            6.559823                -28.77%                   0             2002
Guardian Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.209268                 -7.91%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Neuberger Berman AMT      8.442108            5.776908                -31.57%                   0             2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.442108                -15.58%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Neuberger Berman AMT      9.389896            6.898149                -26.54%                   0             2002
Partners Portfolio -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.389896                 -6.10%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Oppenheimer Variable      8.725207            6.101583                -30.07%                   0             2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.725207                -12.75%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Oppenheimer Variable      8.585979            6.081659                -29.17%                   0             2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.585979                -14.14%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Oppenheimer Variable      9.199741            6.937386                -24.59%                   0             2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.199741                 -8.00%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Oppenheimer Variable      9.058214            7.123476                -21.36%                   0             2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.058214                 -9.42%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Strong Opportunity Fund   9.180045            6.506083                -29.13%                   0             2002
II, Inc.: Investor
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.180045                 -8.20%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

The Universal             10.776997           11.400104                 5.78%                   0             2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           10.776997                 7.77%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

The Universal
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

The Universal             8.083892            5.389463                -33.33%                   0             2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.083892                -19.16%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Universal             10.604077           10.189140                -3.91%                   0             2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           10.604077                 6.04%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Van Eck Worldwide         9.496033            8.929632                 -5.96%                   0             2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.496033                 -5.04%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Van Eck Worldwide         8.611617            8.103878                 -5.90%                   0             2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           8.611617                -13.88%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Victory Variable          9.282976            6.882449                -25.86%                   0             2002
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.282976                 -7.17%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

Victory Variable          9.644166            8.859091                 -8.14%                   0             2002
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                          10.000000           9.644166                 -3.56%                   0             2001

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------

------------------------- ------------------- ------------------- ------------------- ------------------- -------------


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - First Horizon Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - First Horizon Growth & Income Portfolio were added to the variable account on May 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from May 1, 2001 through December 31, 2001.

The AIM Variable Insurance Funds, Inc. - AIM V.I. Balanced Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Blue Chip Fund: Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Appreciation Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Core Equity Fund:
Series I Shares, AIM Variable Insurance Funds, Inc. - AIM V.I. Premier Equity
Fund: Series I Shares, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, and Dreyfus Variable Investment Portfolio: Developing Leaders Portfolio: Initial Shares were added to the variable account on October 5, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from October 5, 2001 through December 31, 2001.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Fund: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

As of December 31, 2001, no accumulation units were sold from the following underlying mutual funds: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Capital Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Foundation
Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Masters Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Omega Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1; Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund: Class 1; and the Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund: Class 1. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 0.95%)

   (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

W&R Target Funds, Inc. - Asset  9.258785                   9.471902             2.30%       1,376,357       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.381905                  9.258785           -10.82%         837,616       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.540115                   8.654366            -9.28%       1,418,807       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.240525                  9.540115            -6.84%       1,078,990       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.887834                  7.752610             7.94%       1,546,604       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.228323                 10.887834             6.45%       1,024,483       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.614083                   6.686505           -22.38%       4,658,236       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.220980                  8.614083           -15.72%       3,384,052       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.589350                   6.695716           -22.05%       4,510,709       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.123886                  8.589350           -15.16%       3,185,097       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.896533                 10.574579            -2.95%         863,210       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.076613                 10.896533             8.14%         539,322       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.817619                   6.337656           -18.93%         717,737       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.149762                  7.817619           -22.98%         458,817       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.969252                 11.455458             4.43%         310,845       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.140592                 10.969252             8.17%         104,229       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.303622                 10.321989             0.18%         356,275       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.042070                 10.303622             2.60%         328,055       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.465463                   6.373690           -24.71%       1,319,140       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                9.703241                   8.465463           -12.76%         824,061       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  9.793049                   7.586249           -22.53%       1,582,101       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.082446                  9.793049            -2.87%       1,032,484       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.137650                  8.766516           -13.53%       1,004,512       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.137650             1.38%         556,685       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -0.18%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.00%)

   (VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

W&R Target Funds, Inc. - Asset  9.253735                   9.461963             2.25%          38,197       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.381508                  9.253735           -10.86%          37,041       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.534906                   8.645268            -9.33%          32,470       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.240130                  9.534906            -6.89%          34,278       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.881885                 11.740262             7.89%          39,634       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.227928                 10.881885             6.39%          35,527       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.609380                   6.679456           -22.42%          82,973       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.220586                  8.609380           -15.76%         104,304       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.584654                   6.688673           -22.09%          99,653       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.123498                  8.584654           -15.20%         106,296       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.890582                 10.563475            -3.00%           8,758       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.076223                 10.890582             8.08%          10,354       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.813349                   6.330982           -18.97%           4,321       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.149370                  7.813349           -23.02%           4,639       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.963253                 11.443414             4.38%          13,580       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.140197                 10.963253             8.12%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.297992                 10.311141             0.13%           7,631       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.041682                 10.297992             2.55%           7,631       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.460827                   6.366977           -24.75%           5,123       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                9.702866                   8.460827           -12.80%           6,860       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  9.787685                   7.578254           -22.57%           7,341       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.082057                  9.787685            -2.92%           8,127       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.134230                  8.759128           -13.57%               0       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.134230             1.34%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -0.23%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.05%)

   (VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

W&R Target Funds, Inc. - Asset  9.248676                   9.452002             2.20%          19,128       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.381107                  9.248676           -10.91%          14,008       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.529691                   8.636168            -9.38%          26,978       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.239734                  9.529691            -6.93%          24,598       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.875937                 11.727922             7.83%          45,831       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.227532                 10.875937             6.34%          30,641       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.604664                   6.672429           -22.46%          98,467       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.220192                  8.604664           -15.81%          82,696       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.579957                   6.681627           -22.13%         113,961       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.123104                  8.579957           -15.24%          95,431       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.884629                 10.552366            -3.05%          33,369       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.075834                 10.884629             8.03%          29,449       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.809063                   6.324320           -19.01%          18,295       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.148980                  7.809063           -23.06%          11,637       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.957260                 11.431381             4.33%           3,944       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.139807                 10.957260             8.06%           1,586       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.292366                 10.300303             0.08%           9,135       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.041294                 10.292366             2.50%           7,471       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.456200                   6.360281           -24.79%          30,655       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                9.702490                   8.456200           -12.85%          28,505       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  9.782324                   7.570268           -22.61%          33,059       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.081665                  9.782324            -2.97%          23,399       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.130815                  8.751747           -13.61%           8,542       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.130815             1.31%           3,093       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -0.28%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.10%)

   (VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

W&R Target Funds, Inc. - Asset  9.243622                   9.442063             2.15%       1,257,090       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.380708                  9.243622           -10.95%         609,313       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.524483                   8.627087            -9.42%         874,737       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.239342                  9.524483            -6.98%         531,999       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.870004                 11.715601             7.78%       1,181,231       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.227138                 10.870004             6.29%         538,244       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.599948                   6.665399           -22.49%       4,157,275       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.219800                  8.599948           -15.85%       2,694,842       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.575259                   6.674589           -22.16%       4,090,593       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.122717                  8.575259           -15.29%       2,546,678       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.878681                 10.541269            -3.10%         850,885       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.075445                 10.878681             7.97%         489,983       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.804795                  6.3176666           -19.05%         677,134       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.148588                  7.804795           -23.09%         376,227       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.951278                 11.419372             4.27%         283,872       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.139415                 10.951278             8.01%          35,488       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.286739                 11.289468             0.03%         466,633       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.040906                 10.286739             2.45%         170,323       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.451569                   6.353579           -24.82%       1,236,136       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                9.702115                   8.451569           -12.89%         687,831       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  9.776967                   7.562291           -22.65%       1,480,678       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.081277                  9.776967            -3.02%         742,180       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.127390                  8.744370           -13.66%       1,224,566       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.127390             1.27%         634,971       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -0.33%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.15%)

   (VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

W&R Target Funds, Inc. - Asset  9.238561                   9.432127             2.10%         431,826       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.380307                  9.238561           -11.00%         114,662       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.519267                   8.618002            -9.47%         377,737       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.238945                  9.519267            -7.03%         137,993       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.864056                 11.703272             7.72%         328,071       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.226743                 10.864056             6.23%         130,184       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.595243                   6.658379           -22.53%       1,020,498       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.219404                  8.595243           -15.89%         387,391       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.570560                   6.667554           -22.20%       1,070,286       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.122324                  8.570560           -15.33%         382,630       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.872733                 10.530181            -3.15%         260,744       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.075055                 10.872733             7.92%          62,100       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.800511                   6.311001           -19.10%         215,373       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.148197                  7.800511           -23.13%          52,081       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.945290                 11.407368             4.22%         110,405       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.139024                 10.945290             7.95%          14,600       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.281111                 10.278641            -0.02%         209,335       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.040517                 10.281111             2.40%         155,963       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.446945                   6.346896           -24.86%         325,264       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                9.701740                   8.446945           -12.93%         100,746       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  9.771600                   7.554308           -22.69%         418,064       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.080888                  9.771600            -3.07%         122,904       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.123964                  8.736990           -13.70%         361,167       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.123964             1.24%         113,983       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -0.38%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)

   (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

W&R Target Funds, Inc. - Asset  9.233503                   9.422201             2.04%          35,253       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.379906                  9.233503           -11.04%          17,538       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.514063                   8.608933            -9.51%          21,980       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.238551                  9.514063            -7.08%          13,137       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.858121                 11.690957             7.67%          28,738       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.226347                 10.858121             6.18%          10,886       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.590536                   6.651356           -22.57%          88,619       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.219013                  8.590536           -15.94%          56,579       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.565867                   6.660519           -22.24%          95,998       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.121935                  8.565867           -15.37%          57,268       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.866781                 10.519093            -3.20%          10,760       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.074666                 10.866781             7.86%           3,997       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.796236                   6.304344           -19.14%          17,446       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.147803                  7.796236           -23.17%          12,312       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.939304                 11.395358             4.17%           2,781       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.138630                 10.939304             7.90%           1,080       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.275484                 10.267819            -0.07%          42,296       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.040129                 10.275484             2.34%          11,926       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.442316                   6.340194           -24.90%          38,532       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                9.701363                   8.442316           -12.98%          22,984       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  9.766240                   7.546353           -22.73%          41,147       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.080492                  9.766240            -3.12%          21,103       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.120543                  8.729604           -13.74%          23,809       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.120543             1.21%          10,163       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -0.43%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.25%)

(VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

W&R Target Funds, Inc. - Asset  9.228454                   9.412290             1.99%          54,481       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.379504                  9.228454           -11.09%          19,976       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.508841                   8.599845            -9.56%          79,913       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.238155                  9.508841            -7.12%          28,779       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.852177                 11.678654             7.62%         123,565       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.225952                 10.852177             6.12%          58,871       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.585833                   6.644342           -22.61%         304,731       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.218619                  8.585833           -15.98%         195,893       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.561160                   6.653494           -22.28%         293,202       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.121544                  8.561160           -15.42%         158,765       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.860827                 10.508012            -3.25%          80,431       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.074275                 10.860827             7.81%          39,951       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.791956                   6.297690           -19.18%          61,824       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.147410                  7.791956           -23.21%          51,987       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.933321                 11.383358             4.12%          16,222       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.138239                 10.933321             7.84%           1,004       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.269857                 10.257003            -0.13%          44,932       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.039740                 10.269857             2.29%          23,328       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.437671                   6.333495           -24.94%          49,721       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                9.700987                   8.437671           -13.02%          21,647       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  9.760884                   7.538379           -22.77%         117,670       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.080103                  9.760884            -3.17%          74,899       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.117119                  8.722234           -13.79%          78,312       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.117119             1.17%          53,282       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -0.48%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.30%)

   (VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF
                            UNIT VALUE AT       UNIT VALUE AT     ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF        END OF PERIOD           VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

W&R Target Funds, Inc. - Asset  9.223403                   9.402360             1.94%           6,622       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.379106                  9.223403           -11.13%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.503627                   8.590781            -9.61%           5,684       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.237759                  9.503627            -7.17%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.846230                 11.666352             7.56%          14,405       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.225557                 10.846230             6.07%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.581115                   6.637318           -22.65%           3,358       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.218225                  8.581115           -16.02%              38       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.556462                   6.646466           -22.32%           5,332       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.121153                  8.556462           -15.46%              39       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.854883                 10.496950            -3.30%           5,469       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.073886                 10.854883             7.75%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.787689                   6.291055           -19.22%           3,633       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.147018                  7.787689           -23.25%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.927333                 11.371370             4.06%          13,068       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.137846                 10.927333             7.79%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.264231                 10.246194            -0.18%           3,495       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.039351                 10.264231             2.24%               0       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.433042                   6.326811           -24.98%             385       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                9.700610                   8.433042           -13.07%              17       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  9.755535                   7.530437           -22.81%           2,498       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.079712                  9.755535            -3.22%              15       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.113681                  8.714853           -13.83%           4,867       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.113681             1.14%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -0.53%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.35%)

   (VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD       YEAR
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Asset  9.218335                   9.392441             1.89%          46,390       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.378704                  9.218335           -11.18%         586,431       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.498424                   8.581727            -9.65%          19,589       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.237361                  9.498424            -7.22%         510,012       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.840295                 11.654058             7.51%          31,661       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.225161                 10.840295             6.02%         419,652       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.576410                   6.630316           -22.69%          78,960       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.217829                  8.576410           -16.06%       2,574,783       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.551777                   6.639456           -22.36%          93,704       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.120762                  8.551777           -15.50%       1,902,785       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.848937                 10.485875            -3.35%          13,498       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.073496                 10.848937             7.70%         310,623       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.783412                   6.284412           -19.26%          22,621       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.146627                  7.783412           -23.29%         237,495       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.921334                 11.359362             4.01%           7,708       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.137451                 10.921334             7.73%         113,641       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.285607                 10.235391            -0.23%           7,786       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.038962                 10.258607             2.19%         315,039       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.428424                   6.320134           -25.01%          21,332       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                9.700236                   8.428424           -13.11%         511,424       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  9.750175                   7.522476           -22.85%          45,209       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.079320                  9.750175            -3.27%         588,001       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.110263                  8.707493           -13.87%          39,260       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.110263             1.10%         275,388       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -0.58%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.40%)

   (VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD       YEAR
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Asset  9.213277                   9.382539             1.84%         273,651       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.378305                  9.213277           -11.23%         394,885       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                 10.378305             3.78%               0       2000

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.493209                   8.572656            -9.70%         197,385       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.236967                  9.493209            -7.27%         259,790       2001

                                ------------------------------------------------------------------------------------

                                10.000000                 10.236967             2.37%               0       2000

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.834346                 11.641762             7.45%         262,986       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.224762                 10.834346             2.96%         393,182       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                 10.224762             2.25%               0       2000

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.571702                   6.623314           -22.73%         743,764       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.217435                  8.571702           -16.11%       1,782,065       2001

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.217435             2.17%               0       2000

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.547071                   6.632425           -22.40%         743,036       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.120370                  8.547071           -15.55%       2,309,196       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                 10.120370             1.20%               0       2000

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.842987                 10.474808            -3.40%         144,918       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.073104                 10.842987             7.64%         178,958       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                 10.073104             0.73%               0       2000

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.779138                   6.277773           -19.30%         173,284       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.146233                  7.779138           -23.33%         470,824       2001

--------------------------------------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                 10.146233             1.46%               0       2000

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.915358                 11.347406             3.96%          61,473       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.137060                 10.915358             7.68%          30,939       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                 10.137060             1.37%               0       2000

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.252980                 10.224593            -0.28%         109,529       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.038572                 10.252980             2.14%         243,294       2001

                                ------------------------------------------------------------------------------------

                                10.000000                 10.038572             0.39%               0       2000

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.423783                   6.313444           -25.05%         247,897       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                9.699859                   8.423783           -13.16%         519,628       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                  9.699859            -3.00%               0       2000

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  9.744819                   7.514524           -22.89%         328,294       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.078933                  9.744819            -3.31%         650,315       2001

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.078933             0.79%               0       2000

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.106838                  8.700123           -13.92%         216,118       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.106838             1.07%         183,258       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -0.63%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.45%)

   (VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD       YEAR
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Asset  9.208222                   9.372630             1.79%          74,008       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.377903                  9.208222           -11.27%          73,171       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.487997                   8.563602            -9.74%          21,655       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.236570                  9.487997            -7.31%          68,230       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.828402                 11.629479             7.40%          21,548       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.224366                 10.828402             5.91%          32,508       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.566990                   6.616314           -22.77%         102,848       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.217039                  8.566990           -16.15%         225,573       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.542373                   6.625416           -22.44%         142,115       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.119978                  8.542373           -15.59%         248,828       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.837039                 10.463756            -3.44%          29,934       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.072713                 10.837039             7.59%          32,297       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.774856                   6.271125           -19.34%          37,839       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.145837                  7.774856           -23.37%          27,142       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.909363                 11.335411             3.91%          31,415       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.136668                 10.909363             7.62%          15,053       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.247355                 10.213802            -0.33%          75,905       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.038183                 10.247355             2.08%          51,072       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.419157                   6.306771           -25.09%          31,691       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                9.699482                   8.419157           -13.20%          27,027       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  9.739457                   7.506576           -22.93%          74,168       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.078539                  9.739457            -3.36%          60,970       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.103405                  8.692748           -13.96%         118,089       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.103405             1.03%          70,929       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -0.68%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.50%)

   (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD       YEAR
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Asset  9.203179                   9.362748             1.73%          38,015       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.377501                  9.203179           -11.32%         324,401       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.482793                   8.554572            -9.79%          21,474       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.236174                  9.482793            -7.36%         299,019       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.822462                 11.617196             7.34%          85,632       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.223971                 10.822462             5.85%         251,040       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.562283                   6.609314           -22.81%         115,557       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.216643                  8.562283           -16.19%       1,654,639       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.537676                   6.618408           -22.48%         147,763       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.119589                  8.537676           -15.63%       1,755,955       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.831082                 10.452697            -3.49%          18,873       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.072322                 10.831082             7.53%         161,932       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.770582                   6.264502           -19.38%          24,991       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.145446                  7.770582           -23.41%         236,747       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.903376                 11.323446             3.85%          22,347       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.136272                 10.903376             7.57%          10,756       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.241731                 10.203015            -0.38%           5,677       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.037793                 10.241731             2.03%         265,566       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.414529                   6.300111           -25.13%          27,948       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                9.699104                   8.414529           -13.24%         456,280       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  9.734109                   7.498648           -22.97%          66,986       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.078146                  9.734109            -3.41%         573,395       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.099976                  8.685384           -14.01%          38,959       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.099976             1.00%         258,648       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -0.73%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.55%)

   (VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD       YEAR
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Asset  9.198114                   9.352833             1.68%         168,658       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.377101                  9.198114           -11.36%          58,720       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.477581                   8.545521            -9.83%          27,505       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.235775                  9.477581            -7.41%          87,580       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.816517                 11.604934             7.29%          68,253       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.223571                 10.816517             5.80%          42,987       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.557576                   6.602317           -22.85%         297,441       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.216249                  8.557576           -16.24%         327,002       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.532982                   6.611407           -22.52%         359,989       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.119196                  8.532982           -15.68%         271,287       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.825141                 10.441672            -3.54%          39,027       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.071931                 10.825141             7.48%          51,058       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.766304                   6.257871           -19.42%          42,700       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.145052                  7.766304           -23.45%          45,754       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.897387                 11.311485             3.80%          25,691       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.135881                 10.897387             7.51%          14,069       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.236105                 10.192234            -0.43%          12,701       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.037403                 10.236105             1.98%         150,799       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.409895                   6.293443           -25.17%         137,679       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                9.698729                   8.409895           -13.29%          89,037       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  9.728740                   7.490696           -23.00%          99,246       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.077754                  9.728740            -3.46%          75,869       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.096554                  8.678037           -14.05%         120,417       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.096554             0.97%          24,483       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -0.78%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                    OPTIONAL BENEFITS ELECTED (TOTAL 1.60%)

   (VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD       YEAR
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Asset  9.193065                   9.342962             1.63%          86,123       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.376699                  9.193065           -11.41%             964       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.472364                   8.536467            -9.88%          75,389       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.235381                  9.472364            -7.45%           3,183       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.810574                 11.592659             7.23%         105,584       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.223176                 10.810574             5.75%           6,819       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.552871                   6.595336           -22.89%         491,132       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.215853                  8.552871           -16.28%         202,082       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.528287                   6.604414           -22.56%         472,332       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.118802                  8.528287           -15.72%         182,002       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.819198                 10.430630            -3.59%          72,679       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.071541                 10.819198             7.42%          11,636       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.762028                   6.251248           -19.46%         266,552       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.144657                  7.762028           -23.49%         107,276       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.891410                 11.299556             3.75%          53,015       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.135487                 10.891410             7.46%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.230478                 10.181460            -0.48%          37,650       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.037013                 10.230478             1.93%          35,333       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.405267                   6.286765           -25.20%         272,265       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                9.698352                   8.405267           -13.33%         111,749       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  9.723384                   7.482762           -23.04%         428,392       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.077364                  9.723384            -3.51%         178,448       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.093129                  8.670678           -14.09%         197,728       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.093129             0.93%          50,589       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -0.83%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.65%)

   (VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD       YEAR
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Asset  9.188001                   9.333060             1.58%          16,100       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.376296                  9.188001           -11.45%           9,291       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.467156                   8.527445            -9.93%           4,406       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.234981                  9.467156            -7.50%           4,106       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.804637                 11.580409             7.18%          11,940       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.222778                 10.804637             5.69%           9,465       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.548156                   6.588340           -22.93%          28,398       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.215459                  8.548156           -16.32%          21,937       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.523596                   6.597416           -22.60%          40,779       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.118412                  8.523596           -15.76%          21,575       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.813239                 10.419593            -3.64%           6,367       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.071148                 10.813239             7.37%           1,483       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.757760                    6.24463           -19.50%           7,865       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.144267                  7.757760           -23.53%           6,956       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.885429                 11.287606             3.69%           6,504       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.135094                 10.885429             7.40%           6,370       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.224856                 10.170692            -0.53%           1,200       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.036623                 10.224856             1.88%           6,064       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.400646                   6.280120           -25.24%           8,758       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                9.697972                   8.400646           -13.38%          10,052       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  9.718031                   7.474828           -23.08%          14,987       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.076969                  9.718031            -3.56%          12,012       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.089696                  8.663319           -14.14%          11,119       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.089696             0.90%           3,701       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -0.88%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.70%)

   (VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD       YEAR
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Asset  9.182946                   9.323181             1.53%           5,329       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.375893                  9.182946           -11.50%           4,825       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.461947                   8.518415            -9.97%               0       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.234586                  9.461947            -7.55%           2,695       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.798693                 11.568155             7.13%          20,922       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.222381                 10.798693             5.64%           2,555       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.543459                   6.581369           -22.97%          10,672       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.215063                  8.543459           -16.36%          31,978       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.518902                   6.590424           -22.64%          16,650       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.118020                  8.518902           -15.80%          20,919       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.807291                 10.408568            -3.69%             518       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.070760                 10.807291             7.31%             825       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.753477                   6.238005           -19.55%           2,733       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.143870                  7.753477           -23.56%          10,172       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.879451                 11.275663             3.64%           3,472       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.134702                 10.879451             7.35%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.219232                 10.159933            -0.58%          14,738       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.036232                 10.219232             1.82%             718       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.396010                   6.273457           -25.28%           4,272       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                9.697594                   8.396010           -13.42%           8,704       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  9.712673                   7.466909           -23.12%           7,025       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.076578                  9.712673            -3.61%          16,130       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.086266                  8.655972           -14.18%           1,272       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.086266             0.86%           3,196       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -0.93%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.75%)

   (VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD       YEAR
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Asset  9.177891                   9.313310             1.48%           2,088       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.375491                  9.177891           -11.54%           4,238       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.456739                   8.509395           -10.02%           4,093       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.234189                  9.546739            -7.60%           5,520       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.792757                 11.555910             7.07%             448       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.221984                 10.792757             5.58%           3,913       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.538740                   6.574382           -23.01%           5,997       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.214664                  8.538740           -16.41%          11,319       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.514201                   6.583431           -22.68%          17,998       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.117627                  8.514201           -15.85%          16,263       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.801340                 10.397530            -3.74%             268       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.070364                 10.801340             7.26%           1,219       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.749199                   6.231384           -19.59%             469       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.143475                  7.749199           -23.60%             558       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.873469                 11.263738             3.59%               0       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.134308                 10.873469             7.29%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.213606                 10.149172            -0.63%             838       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.035842                 10.213606             1.77%           1,584       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.391394                   6.266813           -25.32%           3,967       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                9.697219                   8.391394           -13.47%           4,484       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  9.707317                   7.458986           -23.16%           2,368       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.076184                  9.707317            -3.66%           3,578       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.082827                  8.648608           -14.22%           2,986       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.082827             0.83%           8,019       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -0.98%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.80%)

   (VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD       YEAR
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Asset  9.172845                   9.303459             1.42%             825       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.375088                  9.172845           -11.59%          65,148       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.451524                   8.500373           -10.06%           1,383       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.233790                  9.451524            -7.64%          43,958       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.786820                 11.543683             7.02%           2,195       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.221589                 10.786820             5.53%          60,883       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.534039                   6.567410           -23.04%          11,637       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.214270                  8.534039           -16.45%         156,691       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.509507                   6.576449           -22.72%           6,749       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.117234                  8.509507           -15.89%         105,717       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.795404                 10.386539            -3.79%             629       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.069972                 10.795404             7.20%          17,649       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.744924                   6.224770           -19.63%           1,412       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.143081                  7.744924           -23.64%          15,449       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.867472                 11.251798             3.54%             871       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.133910                 10.867472             7.24%           7,564       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.207985                 10.138425            -0.68%           7,285       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.035451                 10.207985             1.72%          20,861       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.386760                   6.260157           -25.36%           3,648       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                9.696839                   8.386760           -13.51%          33,018       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  9.701957                   7.451065           -23.20%           4,372       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.075790                  9.701957            -3.71%          46,453       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.079400                  8.641266           -14.27%           1,549       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.079400             0.79%          27,944       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -1.03%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.85%)

(VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD       YEAR
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Asset          9.167790           9.293602             1.37%           9,380       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                       10.374687           9.167790           -11.63%           1,754       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                       10.000000          10.374687             3.75%             174       2000

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -                9.446317           8.491357           -10.11%           7,671       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                       10.233393           9.446317            -7.69%           7,597       2001

                                ------------------------------------------------------------------------------------

                                       10.000000          10.233393             2.33%               0       2000

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond          10.780876          11.531449             6.96%           2,238       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                       10.221188          10.780876             5.48%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                       10.000000          10.221188             2.21%               0       2000

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core           8.529332           6.560440           -23.08%          26,476       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                       10.213876           8.529332           -16.49%          11,457       2001

--------------------------------------------------------------------------------------------------------------------

                                       10.000000          10.213876             2.74%               0       2000

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -                8.504809           6.569458           -22.76%          17,605       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                       10.116840           8.504809           -15.93%           5,853       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                       10.000000          10.116840             1.17%               0       2000

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High          10.789458          10.375534            -3.84%           2,077       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                       10.069584          10.789458             7.15%              42       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                       10.000000          10.069584             0.70%               0       2000

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -                7.740655           6.218168           -19.67%           8,438       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                       10.142686           7.740655           -23.68%           2,177       2001

--------------------------------------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                       10.000000          10.142686             1.43%               0       2000

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -               10.861491          11.239875             3.48%           1,245       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                       10.133516          10.861491             7.18%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                       10.000000          10.133516             1.34%               0       2000

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money         10.202360          10.127677            -0.73%               0       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                        9.696462          10.202360             1.67%               0       2001

                                ------------------------------------------------------------------------------------

                                       10.000000           9.696462            -3.04%               0       2000

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -                8.382138           6.253523           -25.39%          15,802       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                        9.696462           8.382138           -13.55%           7,229       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                       10.000000           9.696462             0.75%               0       2000

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small          9.696613           7.443165           -23.24%          14,885       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                       10.075400           9.696613            -3.76%           5,226       2001

--------------------------------------------------------------------------------------------------------------------

                                       10.000000          10.075400             0.75%               0       2000

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -               10.075958           8.633911           -14.31%          17,267       2002

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

Value Portfolio - Q/NQ                 10.000000          10.075958             0.76%          10,998       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -1.08%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.90%)

   (VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD       YEAR
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Asset  9.162734                   9.283743             1.32%               0       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.374284                  9.162734           -11.68%             856       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.441109                   8.482350           -10.16%               0       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.232994                  9.441109            -7.74%             290       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.774936                 11.519240             6.91%               0       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.220790                 10.774936             5.42%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.524624                   6.553473           -23.12%               0       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.213477                  8.524624           -16.54%           1,363       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.500123                   6.562499           -22.80%               0       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.116448                  8.500123           -15.98%           1,233       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.783508                 10.364526            -3.89%               0       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.069190                 10.783508             7.09%             158       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.736379                   6.211565           -19.71%               0       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.142291                  7.736379           -23.72%             172       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.855504                 11.227962             3.43%               0       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.133123                 10.855504             7.13%             362       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.196739                 10.116942            -0.78%               0       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.034669                 10.196739             1.62%             193       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.377507                   6.246875           -25.43%               0       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                9.696083                   8.377507           -13.60%             363       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  9.691246                   7.435249           -23.28%               0       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.075004                  9.691246            -3.81%             964       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.072534                  8.626571           -14.36%               0       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.072534             0.73%          19,102       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -1.13%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.95%)

   (VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD       YEAR
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Asset  9.157678                   9.273900             1.27%             702       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.373881                  9.157678           -11.72%          29,592       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.435894                   8.473330           -10.20%               0       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.232597                  9.435894            -7.79%          20,838       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.768998                 11.507021             6.85%             364       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.220393                 10.768998             5.37%          10,066       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.519930                   6.546524           -23.16%          14,097       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.213080                  8.519930           -16.58%          26,480       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.495416                   6.555505           -22.83%          12,140       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.116055                  8.495416           -16.02%          23,007       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.777559                 10.353516            -3.93%             592       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.068796                 10.777559             7.04%           2,835       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.732108                   6.204963           -19.75%           2,622       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.141898                  7.732108           -23.76%           6,723       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.849519                 11.216051             3.38%               0       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.132726                 10.849519             7.07%           2,517       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.191113                 10.106208            -0.83%               0       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.034277                 10.191113             1.56%           5,403       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.372876                   6.240231           -25.47%           6,745       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                9.695705                   8.372876           -13.64%           4,211       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  9.685904                   7.427351           -23.32%           2,660       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.074612                  9.685904            -3.86%          13,645       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.069095                  8.619231           -14.40%           3,448       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.069095             0.69%          20,054       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -1.18%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.00%)

   (VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD       YEAR
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Asset  9.152626                   9.264049             1.22%               0       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.373475                  9.152626           -11.77%             385       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.430687                   8.464340           -10.25%             405       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.232199                  9.430687            -7.83%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.763059                 11.494819             6.80%           6,185       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.219992                 10.763059             5.31%             875       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.515224                   6.539562           -23.20%          27,015       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.212685                  8.515224           -16.62%          19,933       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.490728                   6.548549           -22.87%          30,012       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.115662                  8.490728           -16.06%           7,966       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.771613                 10.342540            -3.98%           4,818       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.068404                 10.771613             6.98%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.727839                   6.198374           -19.79%          12,863       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.141502                  7.727839           -23.80%           1,249       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.843549                 11.204162             3.33%             312       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.132332                 10.843549             7.02%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.185490                 10.095481            -0.88%               0       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.033886                 10.185490             1.51%           1,200       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.368253                   6.233605           -25.51%           2,548       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                9.695327                   8.368253           -13.69%           4,460       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  9.680539                   7.419447           -23.36%          25,413       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.074217                  9.680539            -3.91%           6,433       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.065668                  8.611900           -14.44%           2,838       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.065668             0.66%           2,850       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -1.23%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.05%)

   (VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD       YEAR
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Asset  8.971203                   9.075787             1.17%               0       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  8.971203           -10.29%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.282101                   8.326724           -10.29%               0       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  9.282101            -7.18%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.436920                 11.140818             6.74%              65       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                 10.436920             4.37%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.545186                   6.559208           -23.24%             326       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                  8.545186           -14.55%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.709436                   6.713791           -22.91%             387       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  8.709436           -12.91%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.684536                 10.253691            -4.03%              54       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                 10.684536             6.85%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.643699                   6.127756           -19.83%             173       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                  7.643699           -23.56%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.650594                 10.999184             3.27%               0       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.000000                 10.650594             6.51%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.145885                 10.051095            -0.93%               0       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                 10.145885             1.46%               0       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.097725                   6.773527           -25.55%             372       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                  9.097725            -9.02%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  10.046885                  7.696288           -23.40%             323       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.046885             0.47%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.062235                  8.604570           -14.49%               0       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.062235             0.62%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -1.28%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.10%)

   (VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD       YEAR
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Asset  8.966650                   9.066542             1.11%             153       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  8.966650           -10.33%             173       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.277394                   8.318250           -10.34%             109       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  9.277394            -7.23%             114       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.431636                 11.129494             6.69%           1,561       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                 10.431636             4.32%           1,734       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.540852                   6.552540           -23.28%           4,944       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                  8.540852           -14.59%           4,448       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.705008                   6.706945           -22.95%          10,404       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  8.705008           -12.95%          10,557       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.679110                 10.243252            -4.08%           1,535       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                 10.679110             6.79%           1,705       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.639805                   6.121511           -19.87%             987       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                  7.639805           -23.60%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.645184                 10.987984             3.22%          18,281       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.000000                 10.645184             6.45%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.140679                 10.040810            -0.98%           3,177       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                 10.140679             1.41%               0       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.093108                   6.766628           -25.59%           2,832       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                  9.093108            -9.07%           2,134       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  10.041791                  7.688456           -23.44%             561       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.041791             0.42%             172       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.058797                  8.597219           -14.53%             561       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.058797             0.59%             215       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -1.33%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.15%)

(VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD       YEAR
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Asset  8.962094                   9.057319             1.06%               0       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  8.962094           -10.38%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.272682                   8.309777           -10.38%             523       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  9.272682            -7.27%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.426344                 11.118168             6.64%               0       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                 10.426344             4.26%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.536500                   6.545848           -23.32%               0       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                  8.536500           -14.64%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.700581                   6.700105           -22.99%           1,559       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  8.700581           -12.99%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.673695                 10.232830            -4.13%               0       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                 10.673695             6.74%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.635914                   6.115254           -19.91%               0       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                  7.635914           -23.64%                       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.639786                 10.976808             3.17%               0       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.000000                 10.639786             6.40%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.135471                 10.030528            -1.04%               0       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                 10.135471             1.35%               0       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.088482                   6.759731           -25.62%             321       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                  9.088482            -9.12%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  10.036663                  7.680597           -23.47%               0       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.036663             0.37%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.055359                  8.589893           -14.57%             514       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.055359             0.55%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -1.38%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.20%)

   (VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD       YEAR
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Asset  8.957533                   9.048072             1.01%               0       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  8.957533           -10.42%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.267955                   8.301299           -10.43%               0       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  9.267955            -7.32%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.421050                 11.106842             6.58%               0       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                 10.421050             4.21%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.532148                   6.539161           -23.36%               0       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                  8.532148           -14.68%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.696147                   6.693257           -23.03%               0       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  8.696147           -13.04%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.668272                 10.222407            -4.18%               0       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                 10.668272             6.68%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.632035                   6.109028           -19.96%               0       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                  7.632035           -23.68%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.634379                 10.965623             3.11%               0       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.000000                 10.634379             6.34%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.130263                 10.020251            -1.09%               0       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                 10.130263             1.30%               0       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.083866                   6.752838           -25.66%               0       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                  9.083866            -9.16%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  10.031563                  7.672772           -23.51%               0       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.031563             0.32%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.051922                  8.582571           -14.62%               0       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.051922             0.52%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was 1.43%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.25%)

   (VARIABLE ACCOUNT CHARGES OF 2.25% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD       YEAR
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Asset  8.952983                   9.038856             0.96%              86       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  8.952983           -10.47%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.263248                   8.292840           -10.48%              90       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  9.263248            -7.37%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.415736                 11.095505             6.53%           4,703       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                 10.415736             4.16%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.527815                   6.532496           -23.40%          20,720       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                  8.527815           -14.72%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.691720                   6.686430           -23.07%          22,125       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  8.691720           -13.08%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.662840                 10.211971            -4.23%           3,620       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                 10.662840             6.63%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.628143                   6.102781           -20.00%           9,922       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                  7.628143           -23.72%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.628974                 10.954449             3.06%              98       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.000000                 10.628974             6.29%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.125055                 10.009978            -1.14%               0       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                 10.125055             1.25%               0       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.079226                   6.745933           -25.70%             313       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                  9.079226            -9.21%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  10.026451                  7.664922           -23.55%          17,076       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.026451             0.26%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.048486                  8.575236           -14.66%             322       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.048486             0.48%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -1.48%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.30%)

   (VARIABLE ACCOUNT CHARGES OF 2.30% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD       YEAR
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Asset  8.948431                   9.029645             0.91%               0       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  8.948431           -10.52%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.258525                   8.284358           -10.52%               0       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  9.258525            -7.41%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.410447                 11.084200             6.47%               0       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                 10.410447             4.10%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.523473                   6.525824           -23.44%               0       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                  8.523473           -14.77%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        6.687295                   6.679609           -23.11%               0       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  8.687295           -13.13%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.657423                 10.201567            -4.28%               0       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                 10.657423             6.57%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.624254                   6.096552           -20.04%               0       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                  7.624254           -23.76%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.623567                 10.943275             3.01%               0       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.000000                 10.623567             6.24%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.119849                  9.999714            -1.19%               0       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                 10.119849             1.20%               0       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.074599                   6.739037           -25.74%               0       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                  9.074599            -9.25%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  10.021339                  7.657093           -23.59%               0       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.021339             0.21%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.045053                  8.567911           -14.71%               0       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.045053             0.45%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -1.53%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.35%)

   (VARIABLE ACCOUNT CHARGES OF 2.35% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD       YEAR
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Asset  8.943872                    9.020421            0.86%               0       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                   8.943872          -10.56%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.253820                    8.275908          -10.57%               0       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                   9.253820           -7.46%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.405159                  11.072902            6.42%               0       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                  10.405159            4.05%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.519134                    6.519153          -23.48%               0       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                   8.519134          -14.81%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.682875                    6.672782          -23.15%               0       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                   8.682875          -13.17%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.651996                  10.191156           -4.33%               0       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  10.651996            6.52%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.620370                    6.090322          -20.08%               0       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                   7.620370          -23.80%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.618157                  10.932108            2.96%               0       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.000000                  10.618157            6.18%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.114642                   9.989453           -1.24%               0       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  10.114642            1.15%               0       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.069987                    6.732151          -25.78%               0       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                   9.069987           -9.30%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  10.016235                   7.649280          -23.63%               0       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                  10.016235            0.16%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.041611                   8.560611          -14.75%               0       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                  10.041611            0.42%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -1.58%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.40%)

   (VARIABLE ACCOUNT CHARGES OF 2.40% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD       YEAR
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Asset  8.939310                   9.011210             0.80%               0       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  8.939310           -10.61%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.249103                   8.267448           -10.61%               0       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  9.249103            -7.51%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.399852                 11.061590             6.36%               0       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                 10.399852             4.00%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.514781                   6.512483           -23.52%               0       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                  8.514781           -14.85%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.678437                   6.665945           -23.19%               0       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  8.678437           -13.22%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.646568                 10.180736            -4.38%               0       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                 10.646568             6.47%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.616480                   6.084094           -20.12%               0       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                  7.616480           -23.84%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.612759                 10.920956             2.90%               0       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.000000                 10.612759             6.13%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.109432                  9.979198            -1.29%               0       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                 10.109432             1.09%               0       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.065374                   6.725283           -25.81%               0       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                  9.065374            -9.35%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  10.011120                  7.641447           -23.67%               0       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.011120             0.11%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.038172                  8.553273           -14.79%               0       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.038172             0.38%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -1.63%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.50%)

   (VARIABLE ACCOUNT CHARGES OF 2.50% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD       YEAR
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Asset  8.930201                   8.992797             0.70%               0       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  8.930201           -10.70%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.239673                   8.250554           -10.71%               0       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  9.239673            -7.60%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.389263                 11.039001             6.25%               0       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                 10.389263             3.89%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.506098                   6.499163           -23.59%               0       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                  8.506098           -14.94%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.669578                   6.652310            -23.27               0       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  8.669578           -13.30%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.635708                 10.159945            -4.47%               0       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                 10.635708             6.36%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        7.608704                   6.071651           -20.20%               0       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                  7.608704           -23.91%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.601953                 10.898654             2.80%               0       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.000000                 10.601953             6.02%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  10.099018                  9.958702            -1.39%               0       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                 10.099018             0.99%               0       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.056117                   6.711521           -25.89%               0       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                  9.056117            -9.44%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  10.000901                  7.625811           -23.75%               0       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.000901             0.01%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  10.031299                  8.538657           -14.88%               0       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                 10.031299             0.31%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -1.73%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

                     OPTIONAL BENEFITS ELECTED (TOTAL 3.15%)

   (VARIABLE ACCOUNT CHARGES OF 3.15% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD       YEAR
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Asset  9.446683                   9.449503             0.03%               0       2002
Strategy Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  9.446683            -5.53%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.380848                   8.320730           -11.30%               0       2002
Balanced Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  9.380848            -6.19%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond   10.306156                 10.877728             5.55%               0       2002
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                 10.306156             3.06%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core   8.930828                   6.778107           -24.10%               0       2002
Equity Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                  8.930828           -10.69%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.038962                   6.889422           -23.78%               0       2002
Growth Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  9.038962            -9.61%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - High   10.062256                  9.548056            -5.11%               0       2002
Income Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                 10.062256             0.62%               0       2001

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        8.229031                   6.522826           -20.73%               0       2002
International Portfolio - Q/NQ

--------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                  8.229031           -17.71%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        10.304868                 10.522652             2.11%               0       2002
Limited-Term Bond Portfolio -
Q/NQ

                                                                                                         -----------
                                -------------------------------------------------------------------------

                                10.000000                 10.304868             3.05%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money  9.976222                   9.772027            -2.05%               0       2002
Market Portfolio* - Q/NQ

                                ------------------------------------------------------------------------------------

                                10.000000                  9.976222            -0.24%               0       2001

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. -        9.505245                   6.997328           -26.38%               0       2002
Science and Technology
Portfolio - Q/NQ

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                10.000000                  9.505245            -4.95%               0       2001

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small  9.736098                   7.374313           -24.26%               0       2002
Cap Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                  9.736098            -2.64%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value  9.986529                   8.443811           -15.45%               0       2002
Portfolio - Q/NQ

--------------------------------------------------------------------------------------------------------------------

                                10.000000                  9.986529            -0.13%               0       2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2002 was -2.38%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, Condensed Financial Information for the year 2001 reflects the reporting period from May 1, 2001 to December 31, 2001.

================================================================================

                           Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-9:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2002

Assets:

   Investments at fair value:

      AIM VIF - Balanced Fund - Series I Shares (AIMBal)
         42,270 shares (cost $417,746) ..................................................   $       369,862

      AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
         283,948 shares (cost $2,278,835) ...............................................         2,260,226

      AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
         29,288 shares (cost $169,954) ..................................................           153,760

      AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
         1,840 shares (cost $31,159) ....................................................            30,225

      AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
         30,278 shares (cost $509,674) ..................................................           495,946

      AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
         3,575 shares (cost $63,751) ....................................................            60,739

      AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq)
         19,793 shares (cost $362,988) ..................................................           321,038

      AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)
         35,679 shares (cost $596,879) ..................................................           576,925

      Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AISmCapValB)
         120,578 shares (cost $1,229,949) ...............................................         1,261,251

      Alliance VPSF - Growth & Income Portfolio - Class B (AlGrIncB)
         39,293 shares (cost $659,050) ..................................................           647,948

      Alliance VPSF - Premier Growth Portfolio - Class B (AlPremGrB)
         56,859 shares (cost $1,029,429) ................................................           983,096

      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         36,636,080 shares (cost $247,672,822) ..........................................       189,042,171

      American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
         249,476 shares (cost $1,310,619) ...............................................         1,284,801

      American Century VP - International Fund - Class I (ACVPInt)
         22,581,565 shares (cost $144,777,963) ..........................................       117,649,955

      American Century VP - International Fund - Class III (ACVPInt3)
         6,703,902 shares (cost $38,666,249) ............................................        34,927,330

      American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
         464,411 shares (cost $3,580,911) ...............................................         3,413,424

      American Century VP - Ultra(R) Fund - Class II (ACVPUltra2)
         90,722 shares (cost $686,482) ..................................................           665,902

      American Century VP - Value Fund - Class I (ACVPVal)
         60,664,555 shares (cost $423,721,359) ..........................................       371,267,075

      American Century VP - Value Fund - Class II (ACVPVal2)
         388,621 shares (cost $2,363,539) ...............................................         2,374,477

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      BB&T VIF - Capital Appreciation Fund (BBTCapAp)
         122,531 shares (cost $1,153,348) ...............................................         1,048,865

      BB&T VIF - Capital Manager Aggressive Growth Fund (BBTCapMAG)
         155,568 shares (cost $1,277,014) ...............................................         1,118,531

      BB&T VIF - Growth and Income Fund (BBTGrInc)
         141,468 shares (cost $1,544,244) ...............................................         1,397,708

      BB&T VIF - Large Company Growth Fund (BBTLgCoGr)
         99,681 shares (cost $838,231) ..................................................           750,599

      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         566,727 shares (cost $5,345,198) ...............................................         3,627,053

      Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
         1,311,150 shares (cost $11,266,719) ............................................         8,758,484

      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         1,433,288 shares (cost $17,345,433) ............................................        13,960,227

      Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)
         20,101 shares (cost $294,081) ..................................................           297,489

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         975,136 shares (cost $9,300,216) ...............................................         9,341,806

      Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The (DrySRGroS)
         5,160 shares (cost $103,442) ...................................................            97,214

      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         6,608,808 shares (cost $230,029,416) ...........................................       124,906,478

      Dreyfus Stock Index Fund - Initial Shares (DryStkIx)
         38,550,807 shares (cost $1,288,468,468) ........................................       866,236,625

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         5,138,958 shares (cost $184,477,403) ...........................................       147,899,218

      Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
         35,099 shares (cost $1,036,794) ................................................         1,007,705

      Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
         7,422 shares (cost $214,275) ...................................................           210,791

      Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
         6,992 shares (cost $76,489) ....................................................            70,204

      Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
         8,818 shares (cost $133,428) ...................................................           134,116

      Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
         100,253 shares (cost $445,845) .................................................           444,123

      Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
         159,649 shares (cost $1,097,001) ...............................................         1,130,316

      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         35,770,430 shares (cost $397,952,062) ..........................................       418,871,738

      Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
         358,038 shares (cost $4,073,797) ...............................................         4,192,627

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         33,264,307 shares (cost $772,298,285) ..........................................       602,083,952

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
         201,267 shares (cost $3,626,862) ...............................................         3,622,805

      Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
         22,934,970 shares (cost $980,175,241) ..........................................       535,302,206

      Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
         64,811 shares (cost $1,552,498) ................................................         1,504,274

      Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
         33,168,792 shares (cost $190,519,759) ..........................................       196,027,560

      Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         5,475,410 shares (cost $76,316,721) ............................................        59,900,984

      Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
         142,913 shares (cost $1,597,679) ...............................................         1,557,757

      Fidelity(R) VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
         1,638,084 shares (cost $20,433,168) ............................................        17,920,639

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
         27,954,176 shares (cost $647,684,744) ..........................................       504,293,329

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FidVIPCon2)
         161,986 shares (cost $2,937,811) ...............................................         2,907,642

      Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         7,442,825 shares (cost $144,826,950) ...........................................        87,081,055

      Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
         104,111 shares (cost $1,795,723) ...............................................         1,810,490

      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         848,566 shares (cost $7,423,488) ...............................................         6,703,672

      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)
         56,309 shares (cost $457,128) ..................................................           447,653

      First Horizon Capital Appreciation Portfolio (FHCapAp)
         71,640 shares (cost $696,973) ..................................................           635,447

      First Horizon Growth & Income Portfolio (FHGrInc)
         192,195 shares (cost $1,688,684) ...............................................         1,424,165

      Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
         4,347,457 shares (cost $36,746,897) ............................................        33,301,520

      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         16,720,372 shares (cost $214,367,916) ..........................................       184,258,501

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         577,531 shares (cost $4,659,258) ...............................................         3,459,412

      Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
         1,651,704 shares (cost $10,560,681) ............................................         9,893,708

      Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         19,565,212 shares (cost $142,771,666) ..........................................       138,130,397

      Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
         2,526 shares (cost $20,322) ....................................................            22,634

      Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
         264,505 shares (cost $2,348,320) ...............................................         2,369,964

      Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
         994,760 shares (cost $8,533,608) ...............................................         8,157,030

                                                                     (Continued)

                               NATIONWIDE VARIABLE ACCOUNT-9

      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         1,305,351 shares (cost $5,357,528) .............................................         3,119,789

      Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
         1,514,078 shares (cost $3,935,526) .............................................         3,648,927

      Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)
         5,113 shares (cost $35,907) ....................................................            37,939

      Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
         104,428 shares (cost $800,411) .................................................           775,902

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         82,561,377 shares (cost $982,073,746) ..........................................     1,013,853,712

      Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2)
         825,968 shares (cost $10,151,455) ..............................................        10,126,368

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         10,614,853 shares (cost $122,948,566) ..........................................        79,823,695

      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         1,562,535 shares (cost $13,412,843) ............................................        12,734,660

      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         6,456,468 shares (cost $63,518,535) ............................................        63,467,080

      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         13,518,775 shares (cost $124,397,145) ..........................................       120,857,849

      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         5,826,770 shares (cost $51,902,029) ............................................        49,469,275

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         7,388,672 shares (cost $70,593,689) ............................................        69,675,180

      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         251,249 shares (cost $1,478,048) ...............................................         1,170,822

      Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
         325,840 shares (cost $1,513,953) ...............................................         1,521,674

      Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
         15,720,989 shares (cost $155,887,121) ..........................................       126,711,168

      Gartmore GVIT MAS Multi Sector Bond Fund - Class I (GVITMMultiSec)
         17,633,363 shares (cost $162,735,959) ..........................................       163,637,610

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         1,122,238,894 shares (cost $1,122,238,894) .....................................     1,122,238,894

      Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
         316 shares (cost $2,960) .......................................................             2,979

      Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)
         653,126 shares (cost $6,305,648) ...............................................         6,165,510

      Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (GVITNStrVal)
         1,507,237 shares (cost $14,696,705) ............................................        10,852,104

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         7,338,316 shares (cost $89,021,991) ............................................        70,888,133

      Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
         46,317 shares (cost $456,083) ..................................................           446,037

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         39,090,599 shares (cost $368,691,313) ..........................................       288,097,713

      Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
         87,998 shares (cost $631,413) ..................................................           648,549

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         14,372,690 shares (cost $256,477,165) ..........................................       221,483,155

      Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
         77,947 shares (cost $1,209,206) ................................................         1,199,602

      Gartmore GVIT Strong Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         8,629,150 shares (cost $84,726,132) ............................................        62,992,795

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         47,154,893 shares (cost $657,492,734) ..........................................       381,954,630

      Gartmore GVIT Total Return Fund - Class II (GVITTotRt2)
         94,714 shares (cost $785,936) ..................................................           767,186

      Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc)
         769,431 shares (cost $2,498,426) ...............................................         1,600,416

      Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)
         468,144 shares (cost $1,049,239) ...............................................           983,103

      Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
         518,956 shares (cost $4,314,769) ...............................................         3,933,685

      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         3,311,039 shares (cost $23,715,339) ............................................        22,680,619

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         13,273,040 shares (cost $310,428,121) ..........................................       228,827,212

      Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
         4,709,976 shares (cost $13,246,743) ............................................        11,492,342

      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         23,500,960 shares (cost $90,109,833) ...........................................        56,637,314

      Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
         1,771,260 shares (cost $34,457,527) ............................................        30,589,660

      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         7,201,370 shares (cost $162,077,624) ...........................................       123,719,543

      MFS(R) VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
         295,614 shares (cost $1,338,729) ...............................................         1,324,352

      MFS(R) VIT - New Discovery Series - Service Class (MFSNewDiscS)
         39,478 shares (cost $419,546) ..................................................           409,782

      MFS(R) VIT - Value Series - Service Class (MFSValS)
         122,055 shares (cost $1,059,360) ...............................................         1,052,110

      Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
         33,444 shares (cost $330,408) ..................................................           331,765

      Neuberger Berman AMT - Focus Portfolio - S Class Shares (NBAMTFocus)
         10,828 shares (cost $119,410) ..................................................           118,997

      Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
         8,368,642 shares (cost $116,169,923) ...........................................        89,544,468

      Neuberger Berman AMT - Mid-Cap Growth Portfolio(R)(NBAMTMCGr)
         12,391,256 shares (cost $175,498,981) ..........................................       148,323,334

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Neuberger Berman AMT - Partners Portfolio(R)(NBAMTPart)
         7,144,461 shares (cost $83,659,247) ............................................        81,446,853

      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         5,786,388 shares (cost $219,426,726) ...........................................       169,136,128

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         13,806,590 shares (cost $533,301,355) ..........................................       367,531,417

      Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
         105,447 shares (cost $2,831,793) ...............................................         2,797,506

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         10,522,587 shares (cost $190,829,624) ..........................................       186,249,795

      Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
         199,638 shares (cost $3,596,471) ...............................................         3,515,631

      Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)
         20,382,776 shares (cost $440,368,311) ..........................................       312,264,135

      Oppenheimer Main Street Growth & Income Fund/VA - Service Class (OppMSGrIncS)
         177,808 shares (cost $2,769,649) ...............................................         2,713,343

      Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)
         194,081 shares (cost $878,532) .................................................           906,359

      Strong Opportunity Fund II, Inc.(StOpp2)
         10,973,117 shares (cost $207,373,031) ..........................................       152,197,129

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         4,896,476 shares (cost $39,814,726) ............................................        38,633,193

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         1,667,577 shares (cost $16,223,833) ............................................        17,176,046

      Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
         507,379 shares (cost $4,517,776) ...............................................         4,601,932

      Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)
         47,290 shares (cost $959,607) ..................................................           900,871

      Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
         6,385,697 shares (cost $46,248,389) ............................................        45,146,877

      Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
         1,840,365 shares (cost $15,237,532) ............................................        11,060,595

      Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
         13,868,571 shares (cost $173,093,982) ..........................................       157,130,905

      Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)
         2,061,769 shares (cost $20,181,184) ............................................        15,422,033

      Victory VIF - Investment Quality Bond Fund Class A Shares (VicInvQBd)
         213,720 shares (cost $2,149,410) ...............................................         2,241,923

      Victory VIF - Small Company Opportunity Fund Class A Shares (VicSmCoOpp)
         242,777 shares (cost $2,578,204) ...............................................         2,558,868

      W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
         12,604,195 shares (cost $80,890,787) ...........................................        79,504,743

      W & R Target Funds - Balanced Portfolio (WRBal)
         9,659,765 shares (cost $65,890,463) ............................................        58,367,199

      W & R Target Funds - Bond Portfolio (WRBnd)
         17,990,640 shares (cost $99,329,199) ...........................................       100,805,155

      W & R Target Funds - Core Equity Portfolio (WRCoreEq)
         23,040,005 shares (cost $236,365,820) ..........................................       185,978,923

      W & R Target Funds - Growth Portfolio (WRGrowth)
         28,022,168 shares (cost $233,322,832) ..........................................       185,061,201

      W & R Target Funds - High Income Portfolio (WRHiInc)
         16,413,838 shares (cost $55,823,521) ...........................................        49,218,535

      W & R Target Funds - International Portfolio (WRIntl)
         7,463,055 shares (cost $44,919,857) ............................................        35,586,085

      W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
         3,966,016 shares (cost $22,172,624) ............................................        22,236,656

      W & R Target Funds - Money Market Portfolio (WRMMkt)
         34,446,988 shares (cost $34,446,988) ...........................................        34,446,988

      W & R Target Funds - Science & Technology Portfolio (WRSciTech)
         5,590,056 shares (cost $65,012,117) ............................................        53,083,731

      W & R Target Funds - Small Cap Portfolio (WRSmCap)
         14,226,361 shares (cost $101,249,363) ..........................................        88,755,421

      W & R Target Funds - Value Portfolio (WRValue)
         13,245,919 shares (cost $65,003,512) ...........................................        58,303,239
                                                                                            ---------------

            Total investments ...........................................................    11,871,021,918

   Accounts receivable ..................................................................                --
                                                                                            ---------------

            Total assets ................................................................    11,871,021,918

Accounts payable ........................................................................         3,970,392
                                                                                            ---------------

Contract owners' equity (note 4 and note 5) .............................................   $11,867,051,526
                                                                                            ===============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                              Total         AIMBal   AIMBValue2   AIMBlueCh
                                            ----------------   -------   ----------   ---------
   Reinvested dividends .................   $    181,812,386     9,472         21           --
   Mortality and expense risk charges
      (note 2) ..........................       (147,575,677)   (2,580)    (7,439)        (910)
                                            ----------------   -------    -------      -------
      Net investment income (loss) ......         34,236,709     6,892     (7,418)        (910)
                                            ----------------   -------    -------      -------

   Proceeds from mutual fund
      shares sold .......................     16,036,962,030     8,070     66,382       11,724
   Cost of mutual fund shares sold ......    (17,202,746,009)   (9,603)   (70,606)     (13,863)
                                            ----------------   -------    -------      -------
      Realized gain (loss)
         on investments .................     (1,165,783,979)   (1,533)    (4,224)      (2,139)
   Change in unrealized gain (loss)
      on investments ....................     (1,252,375,182)  (47,884)   (18,608)     (16,194)
                                            ----------------   -------    -------      -------
      Net gain (loss) on investments ....     (2,418,159,161)  (49,417)   (22,832)     (18,333)
                                            ----------------   -------    -------      -------
   Reinvested capital gains .............         63,306,597        --         --           --
                                            ----------------   -------    -------      -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $ (2,320,615,855)  (42,525)   (30,250)     (19,243)
                                            ================   =======    =======      =======

Investment activity:                        AIMCapAp   AIMCapAp2   AIMCoreEq   AIMPreEq
                                            --------   ---------   ---------   --------
   Reinvested dividends .................        --          --        220       1,252
   Mortality and expense risk charges
      (note 2) ..........................       (67)     (1,648)      (181)     (2,282)
                                             ------     -------     ------     -------
      Net investment income (loss) ......       (67)     (1,648)        39      (1,030)
                                             ------     -------     ------     -------

   Proceeds from mutual fund
      shares sold .......................     2,369       4,635        148      14,544
   Cost of mutual fund shares sold ......    (3,106)     (4,756)      (172)    (18,681)
                                             ------     -------     ------     -------
      Realized gain (loss)
         on investments .................      (737)       (121)       (24)     (4,137)
   Change in unrealized gain (loss)
      on investments ....................      (934)    (13,728)    (3,012)    (41,950)
                                             ------     -------     ------     -------
      Net gain (loss) on investments ....    (1,671)    (13,849)    (3,036)    (46,087)
                                             ------     -------     ------     -------
   Reinvested capital gains .............        --          --         --          --
                                             ------     -------     ------     -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...    (1,738)    (15,497)    (2,997)    (47,117)
                                             ======     =======     ======     =======

Investment activity:                        AIMPreEq2   AISmCapValB   AlGrIncB   AlPremGrB
                                            ---------   -----------   --------   ---------
   Reinvested dividends .................   $  1,770           --          --          --
   Mortality and expense risk charges
      (note 2) ..........................     (1,719)      (4,227)     (2,355)     (4,060)
                                            --------      -------     -------     -------
      Net investment income (loss) ......         51       (4,227)     (2,355)     (4,060)
                                            --------      -------     -------     -------

   Proceeds from mutual fund
      shares sold .......................        824       55,121         799      21,282
   Cost of mutual fund shares sold ......       (842)     (54,990)       (831)    (22,422)
                                            --------      -------     -------     -------
      Realized gain (loss)
         on investments .................        (18)         131         (32)     (1,140)
   Change in unrealized gain (loss)
      on investments ....................    (19,953)      31,302     (11,102)    (46,333)
                                            --------      -------     -------     -------
      Net gain (loss) on investments ....    (19,971)      31,433     (11,134)    (47,473)
                                            --------      -------     -------     -------
   Reinvested capital gains .............         --           --          --          --
                                            --------      -------     -------     -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $(19,920)      27,206     (13,489)    (51,533)
                                            ========      =======     =======     =======

Investment activity:                         ACVPIncGr    ACVPIncGr2       ACVPInt       ACVPInt3
                                            -----------   ----------   --------------   ----------
   Reinvested dividends .................     2,381,043          --         1,575,668           --
   Mortality and expense risk charges
      (note 2) ..........................    (2,503,167)     (4,698)       (2,000,982)    (186,417)
                                            -----------    --------    --------------   ----------
      Net investment income (loss) ......      (122,124)     (4,698)         (425,314)    (186,417)
                                            -----------    --------    --------------   ----------

   Proceeds from mutual fund
      shares sold .......................    51,548,142     474,355     1,130,800,429    4,713,219
   Cost of mutual fund shares sold ......   (69,764,589)   (459,361)   (1,132,671,598)  (5,234,213)
                                            -----------    --------    --------------   ----------
      Realized gain (loss)
         on investments .................   (18,216,447)     14,994        (1,871,169)    (520,994)
   Change in unrealized gain (loss)
      on investments ....................   (33,864,481)    (25,818)      (30,230,542)  (3,738,920)
                                            -----------    --------    --------------   ----------
      Net gain (loss) on investments ....   (52,080,928)    (10,824)      (32,101,711)  (4,259,914)
                                            -----------    --------    --------------   ----------
   Reinvested capital gains .............            --          --                --           --
                                            -----------    --------    --------------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   (52,203,052)    (15,522)      (32,527,025)  (4,446,331)
                                            ===========    ========    ==============   ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                          ACVPUltra    ACVPUltra2     ACVPVal     ACVPVal2
                                            ------------   ----------   -----------   --------
   Reinvested dividends .................   $      7,694         488      3,015,807         --
   Mortality and expense risk charges
      (note 2) ..........................        (35,163)     (2,517)    (4,409,716)    (9,241)
                                            ------------   ---------    -----------   --------
      Net investment income (loss) ......        (27,469)     (2,029)    (1,393,909)    (9,241)
                                            ------------   ---------    -----------   --------

   Proceeds from mutual fund
      shares sold .......................     10,610,803     443,987     89,215,516    405,437
   Cost of mutual fund shares sold ......    (11,376,297)   (449,548)   (92,921,728)  (406,994)
                                            ------------   ---------    -----------   --------
      Realized gain (loss)
         on investments .................       (765,494)     (5,561)    (3,706,212)    (1,557)
   Change in unrealized gain (loss)
      on investments ....................       (167,486)    (20,580)   (73,922,904)    10,938
                                            ------------   ---------    -----------   --------
      Net gain (loss) on investments ....       (932,980)    (26,141)   (77,629,116)     9,381
                                            ------------   ---------    -----------   --------
   Reinvested capital gains .............             --          --     19,513,169         --
                                            ------------   ---------    -----------   --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $   (960,449)    (28,170)   (59,509,856)       140
                                            ============   =========    ===========   ========

Investment activity:                        BBTCapAp   BBTCapMAG   BBTGrInc   BBTLgCoGr
                                            --------   ---------   --------   ---------
   Reinvested dividends .................         --      1,817      12,954        --
   Mortality and expense risk charges
      (note 2) ..........................     (4,330)    (8,519)     (6,387)   (3,812)
                                            --------   --------    --------   -------
      Net investment income (loss) ......     (4,330)    (6,702)      6,567    (3,812)
                                            --------   --------    --------   -------

   Proceeds from mutual fund
      shares sold .......................     17,532     66,099      27,515     6,975
   Cost of mutual fund shares sold ......    (18,962)   (72,906)    (31,463)   (9,469)
                                            --------   --------    --------   -------
      Realized gain (loss)
         on investments .................     (1,430)    (6,807)     (3,948)   (2,494)
   Change in unrealized gain (loss)
      on investments ....................   (104,483)  (158,483)   (146,535)  (87,632)
                                            --------   --------    --------   -------
      Net gain (loss) on investments ....   (105,913)  (165,290)   (150,483)  (90,126)
                                            --------   --------    --------   -------
   Reinvested capital gains .............         --     13,663          --        --
                                            --------   --------    --------   -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   (110,243)  (158,329)   (143,916)  (93,938)
                                            ========   ========    ========   =======

Investment activity:                          CSGPVen      CSIntFoc      CSLCapV     DryELeadS
                                            -----------   -----------   ----------   ---------
   Reinvested dividends .................   $        --            --      163,877         --
   Mortality and expense risk charges
      (note 2) ..........................       (59,921)     (130,246)    (185,711)    (1,346)
                                            -----------   -----------   ----------   --------
      Net investment income (loss) ......       (59,921)     (130,246)     (21,834)    (1,346)
                                            -----------   -----------   ----------   --------

   Proceeds from mutual fund
      shares sold .......................     6,469,890    64,623,558    5,526,569     17,498
   Cost of mutual fund shares sold ......    (7,124,767)  (64,217,997)  (5,739,973)   (17,229)
                                            -----------   -----------   ----------   --------
      Realized gain (loss)
         on investments .................      (654,877)      405,561     (213,404)       269
   Change in unrealized gain (loss)
      on investments ....................    (1,839,506)   (2,715,624)  (4,689,583)     3,408
                                            -----------   -----------   ----------   --------
      Net gain (loss) on investments ....    (2,494,383)   (2,310,063)  (4,902,987)     3,677
                                            -----------   -----------   ----------   --------
   Reinvested capital gains .............            --            --           --         --
                                            -----------   -----------   ----------   --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $(2,554,304)   (2,440,309)  (4,924,821)     2,331
                                            ===========   ===========   ==========   ========

Investment activity:                        DrySmCapIxS   DrySRGroS      DrySRGro      DryStkIx
                                            -----------   ---------    -----------   ------------
   Reinvested dividends .................        13,253         15         337,433     13,640,845
   Mortality and expense risk charges
      (note 2) ..........................       (50,922)      (509)     (1,900,881)   (11,487,317)
                                            -----------     ------     -----------   ------------
      Net investment income (loss) ......       (37,669)      (494)     (1,563,448)     2,153,528
                                            -----------     ------     -----------   ------------

   Proceeds from mutual fund
      shares sold .......................    33,721,151      7,108      50,587,504    208,265,487
   Cost of mutual fund shares sold ......   (33,866,681)    (7,197)    (82,220,235)  (275,850,258)
                                            -----------     ------     -----------   ------------
      Realized gain (loss)
         on investments .................
   Change in unrealized gain (loss)            (145,530)       (89)    (31,632,731)   (67,584,771)
      on investments ....................
                                                 41,590     (6,227)    (28,139,109)  (215,953,952)
      Net gain (loss) on investments ....   -----------     ------     -----------   ------------
                                               (103,940)    (6,316)    (59,771,840)  (283,538,723)
   Reinvested capital gains .............   -----------     ------     -----------   ------------
                                                     --         --              --             --
         Net increase (decrease) in         -----------     ------     -----------   ------------
            contract owners' equity
            resulting from operations ...
                                               (141,609)    (6,810)    (61,335,288)  (281,385,195)
                                            ===========     ======     ===========   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                          DryVIFApp     DryVIFAppS   DryVIFDevLd   DryVIFIntVal
                                            ------------   -----------   -----------   ------------
   Reinvested dividends .................   $  1,826,219       9,216           37           597
   Mortality and expense risk charges
      (note 2) ..........................     (1,888,722)     (2,990)        (911)         (321)
                                            ------------     -------       ------        ------
      Net investment income (loss) ......        (62,503)      6,226         (874)          276
                                            ------------     -------       ------        ------

   Proceeds from mutual fund
      shares sold .......................     44,093,361      12,964        2,993         5,149
   Cost of mutual fund shares sold ......    (54,952,743)    (13,399)      (3,657)       (5,892)
                                            ------------     -------       ------        ------
      Realized gain (loss)
         on investments .................    (10,859,382)       (435)        (664)         (743)
   Change in unrealized gain (loss)
      on investments ....................    (22,402,153)    (29,089)      (3,484)       (6,285)
                                            ------------     -------       ------        ------
      Net gain (loss) on investments ....    (33,261,535)    (29,524)      (4,148)       (7,028)
                                            ------------     -------       ------        ------
   Reinvested capital gains .............             --          --           --            --
                                            ------------     -------       ------        ------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $(33,324,038)    (23,298)      (5,022)       (6,752)
                                            ============     =======       ======        ======

Investment activity:                        FedAmLeadS   FedCapApS   FedHiIncS    FedQualBd
                                            ----------   ---------   ---------   ------------
   Reinvested dividends .................         --          --          --       9,427,003
   Mortality and expense risk charges
      (note 2) ..........................       (510)     (1,792)     (3,375)     (3,960,980)
                                             -------      ------     -------     -----------
      Net investment income (loss) ......       (510)     (1,792)     (3,375)      5,466,023
                                             -------      ------     -------     -----------

   Proceeds from mutual fund
      shares sold .......................     16,572         493      30,353      36,115,393
   Cost of mutual fund shares sold ......    (15,308)       (507)    (30,305)    (33,267,516)
                                             -------      ------     -------     -----------
      Realized gain (loss)
         on investments .................      1,264         (14)         48       2,847,877
   Change in unrealized gain (loss)
      on investments ....................        688      (1,722)     33,315      14,294,870
                                             -------      ------     -------      ----------
      Net gain (loss) on investments ....      1,952      (1,736)     33,363      17,142,747
                                             -------      ------     -------     -----------
   Reinvested capital gains .............         --          --          --       3,527,253
                                             -------      ------     -------     -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...      1,442      (3,528)     29,988      26,136,023
                                             =======      ======     =======     ===========

Investment activity:                        FedQualBdS    FidVIPEIS      FidVIPEI2    FidVIPGrS
                                            ----------   ------------    ---------   ------------
   Reinvested dividends .................   $      --      10,259,931          --       1,054,688
   Mortality and expense risk charges
      (note 2) ..........................     (15,329)     (7,623,790)    (12,694)     (8,098,346)
                                            ---------    ------------    --------    ------------
      Net investment income (loss) ......     (15,329)      2,636,141     (12,694)     (7,043,658)
                                            ---------    ------------    --------    ------------

   Proceeds from mutual fund
      shares sold .......................     276,708      86,374,466     213,947     177,829,782
   Cost of mutual fund shares sold ......    (265,362)   (108,316,361)   (211,038)   (326,406,289)
                                            ---------    ------------    --------    ------------
      Realized gain (loss)
         on investments .................      11,346     (21,941,895)      2,909    (148,576,507)
   Change in unrealized gain (loss)
      on investments ....................     118,830    (132,146,951)     (4,057)   (116,016,093)
                                            ---------    ------------    --------    ------------
      Net gain (loss) on investments ....     130,176    (154,088,846)     (1,148)   (264,592,600)
                                            ---------    ------------    --------    ------------
   Reinvested capital gains .............          --      14,786,371          --              --
                                            ---------    ------------    --------    ------------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $ 114,847    (136,666,334)    (13,842)   (271,636,258)
                                            =========    ============    ========     ===========

Investment activity:                        FidVIPGr2     FidVIPHIS      FidVIPOvS      FidVIPOvS2R
                                            ---------   ------------   -------------   ------------
   Reinvested dividends .................         --      18,126,566         666,277          --
   Mortality and expense risk charges
      (note 2) ..........................     (4,734)     (2,013,471)     (1,021,443)     (6,107)
                                             -------    ------------    ------------     -------
      Net investment income (loss) ......     (4,734)     16,113,095        (355,166)     (6,107)
                                             -------    ------------    ------------     -------

   Proceeds from mutual fund
      shares sold .......................     13,545     139,813,625     704,705,676         114
   Cost of mutual fund shares sold ......    (13,804)   (182,190,024)   (701,127,595)       (135)
                                             -------    ------------    ------------     -------
      Realized gain (loss)
         on investments .................       (259)    (42,376,399)      3,578,081         (21)
   Change in unrealized gain (loss)
      on investments ....................    (48,224)     31,295,351     (17,458,398)    (39,923)
                                             -------    ------------    ------------     -------
      Net gain (loss) on investments ....    (48,483)    (11,081,048)    (13,880,317)    (39,944)
                                             -------    ------------    ------------     -------
   Reinvested capital gains .............         --              --              --          --
                                             -------    ------------    ------------     -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...    (53,217)      5,032,047     (14,235,483)    (46,051)
                                             =======    ============    ============     =======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                         FidVIPOvSR    FidVIPConS    FidVIPCon2   FidVIPGrOpS
                                            -----------   ------------   ----------   -----------
   Reinvested dividends .................   $        --      3,855,093         --       1,073,146
   Mortality and expense risk charges
      (note 2) ..........................       (95,583)    (6,067,785)    (9,700)     (1,188,267)
                                            -----------   ------------     ------     -----------
      Net investment income (loss) ......       (95,583)    (2,212,692)    (9,700)       (115,121)
                                            -----------   ------------    -------     -----------

   Proceeds from mutual fund
      shares sold .......................     3,609,419    121,908,969     16,847      28,024,648
   Cost of mutual fund shares sold ......    (3,852,811)  (153,638,654)   (18,763)    (50,315,898)
                                            -----------   ------------     ------     -----------
      Realized gain (loss)
         on investments .................      (243,392)   (31,729,685)    (1,916)    (22,291,250)
   Change in unrealized gain (loss)
      on investments ....................    (2,512,530)   (25,397,539)   (30,169)     (7,084,177)
                                            -----------   ------------     ------     -----------
      Net gain (loss) on investments ....    (2,755,922)   (57,127,224)   (32,085)    (29,375,427)
                                            -----------   ------------     ------     -----------
   Reinvested capital gains .............            --             --         --              --
                                            -----------   ------------     ------     -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $(2,851,505)   (59,339,916)   (41,785)    (29,490,548)
                                            ===========   ============    =======     ===========

Investment activity:                        FFidVIPMCap2   FidVIPVaIS   FidVIPVaIS2    FHCapAp
                                            ------------   ----------   -----------   --------
   Reinvested dividends .................           --             --          --           --
   Mortality and expense risk charges
      (note 2) ..........................       (5,730)       (16,031)     (1,774)      (1,487)
                                               -------     ----------     -------     --------
      Net investment income (loss) ......       (5,730)       (16,031)     (1,774)      (1,487)
                                               -------     ----------     -------     --------

   Proceeds from mutual fund
      shares sold .......................       11,764      2,668,650      13,436       56,485
   Cost of mutual fund shares sold ......      (12,748)    (2,794,201)    (13,347)     (70,916)
                                               -------     ----------     -------     --------
      Realized gain (loss)
         on investments .................         (984)      (125,551)         89      (14,431)
   Change in unrealized gain (loss)
      on investments ....................       14,767       (719,815)     (9,475)    (107,556)
                                               -------     ----------     -------     --------
      Net gain (loss) on investments ....       13,783       (845,366)     (9,386)    (121,987)
                                               -------     ----------     -------     --------
   Reinvested capital gains .............           --             --          --           --
                                               -------     ----------     -------     --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...        8,053       (861,397)    (11,160)    (123,474)
                                               =======     ==========     =======     ========

Investment activity:                         FHGrInc      GVITCVal    GVITDMidCapl   GVITEmMrkts
                                            ---------   -----------   ------------   -----------
   Reinvested dividends .................   $   3,736       520,238       687,463          9,764
   Mortality and expense risk charges
      (note 2) ..........................      (8,472)     (460,761)   (2,225,052)       (94,401)
                                            ---------   -----------   -----------    -----------
      Net investment income (loss) ......      (4,736)       59,477    (1,537,589)       (84,637)
                                            ---------   -----------   -----------    -----------

   Proceeds from mutual fund
      shares sold .......................     155,025    27,815,708    67,130,312     31,680,304
   Cost of mutual fund shares sold ......    (197,832)  (45,847,517)  (75,103,528)   (31,632,493)
                                            ---------   -----------   -----------    -----------
      Realized gain (loss)
         on investments .................     (42,807)  (18,031,809)   (7,973,216)        47,811
   Change in unrealized gain (loss)
      on investments ....................    (271,924)    6,523,419   (28,950,884)    (1,425,060)
                                            ---------   -----------   -----------    -----------
      Net gain (loss) on investments ....    (314,731)  (11,508,390)  (36,924,100)    (1,377,249)
                                            ---------   -----------   -----------    -----------
   Reinvested capital gains .............         759            --     1,574,265             --
                                            ---------   -----------   -----------    -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $(318,708)  (11,448,913)  (36,887,424)    (1,461,886)
                                            =========   ===========   ===========    ===========

Investment activity:                        GVITEmMrkts3    GVITFHiInc   GVITGlFin1   GVITGlFin3
                                            ------------   -----------   ----------   ----------
   Reinvested dividends .................        17,806     10,044,677         37          1,809
   Mortality and expense risk charges
      (note 2) ..........................       (37,842)    (1,334,589)      (133)       (13,183)
                                             ----------    -----------     ------     ----------
      Net investment income (loss) ......       (20,036)     8,710,088        (96)       (11,374)
                                             ----------    -----------     ------     ----------

   Proceeds from mutual fund
      shares sold .......................     2,062,440     77,629,535      3,073      4,419,488
   Cost of mutual fund shares sold ......    (2,619,091)   (87,000,074)    (2,851)    (4,399,147)
                                             ----------    -----------     ------     ----------
      Realized gain (loss)
         on investments .................      (556,651)    (9,370,539)       222         20,341
   Change in unrealized gain (loss)
      on investments ....................      (666,973)     3,033,779      2,313         21,644
                                             ----------    -----------     ------     ----------
      Net gain (loss) on investments ....    (1,223,624)    (6,336,760)     2,535         41,985
                                             ----------    -----------     ------     ----------
   Reinvested capital gains .............            --             --         --             --
                                             ----------    -----------     ------     ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...    (1,243,660)     2,373,328      2,439         30,611
                                             ==========    ===========     ======     ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                        GVITGlHlth3   GVITGlTech   GVITGlTech3   GVITGlUtl1
                                            -----------   ----------   -----------   ----------
   Reinvested dividends .................   $        --       40,268         7,328         69
   Mortality and expense risk charges
      (note 2) ..........................       (40,020)     (68,199)      (14,086)       (81)
                                            -----------   ----------    ----------    -------
      Net investment income (loss) ......       (40,020)     (27,931)       (6,758)       (12)
                                            -----------   ----------    ----------    -------

   Proceeds from mutual fund
      shares sold .......................     2,545,612    5,486,057       817,423     14,361
   Cost of mutual fund shares sold ......    (2,778,963)  (7,531,763)   (1,045,626)   (14,677)
                                            -----------   ----------    ----------    -------
      Realized gain (loss)
         on investments .................      (233,351)  (2,045,706)     (228,203)      (316)
   Change in unrealized gain (loss)
      on investments ....................      (376,578)  (1,519,232)     (286,598)     2,033
                                            -----------   ----------    ----------    -------
      Net gain (loss) on investments ....      (609,929)  (3,564,938)     (514,801)     1,717
                                            -----------   ----------    ----------    -------
   Reinvested capital gains .............            --           --            --         --
                                            -----------   ----------    ----------    -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $  (649,949)  (3,592,869)     (521,559)     1,705
                                            ===========   ==========    ==========    =======

Investment activity:                        GVITGlUtl3     GVITGvtBd    GVITGvtBd2   GVITGrowth
                                            ----------   ------------   ----------   -----------
   Reinvested dividends .................      4,926       37,331,635    143,034              --
   Mortality and expense risk charges
      (note 2) ..........................     (4,405)      (9,603,647)   (35,767)     (1,131,351)
                                            --------     ------------    -------     -----------
      Net investment income (loss) ......        521       27,727,988    107,267      (1,131,351)
                                            --------     ------------    -------     -----------

   Proceeds from mutual fund
      shares sold .......................    341,463      160,180,332     35,176      37,120,556
   Cost of mutual fund shares sold ......   (368,811)    (146,049,503)   (34,316)    (96,204,455)
                                            --------     ------------    -------     -----------
      Realized gain (loss)
         on investments .................    (27,348)      14,130,829        860     (59,083,899)
   Change in unrealized gain (loss)
      on investments ....................    (24,509)      25,591,500    (25,087)     21,990,697
                                            --------     ------------    -------     -----------
      Net gain (loss) on investments ....    (51,857)      39,722,329    (24,227)    (37,093,202)
                                            --------     ------------    -------     -----------
   Reinvested capital gains .............         --        7,830,758     70,632              --
                                            --------     ------------    -------     -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...    (51,336)      75,281,075    153,672     (38,224,553)
                                            ========     ============    =======     ===========

Investment activity:                        GVITIDAgg       GVITIDCon    GVITIDMod   GVITIDModAgg
                                            -----------    ----------   ----------   ------------
   Reinvested dividends .................   $    69,529       805,632    1,015,332       326,849
   Mortality and expense risk charges
      (note 2) ..........................       (65,951)     (311,541)    (546,737)     (241,229)
                                            -----------    ----------   ----------    ----------
      Net investment income (loss) ......         3,578       494,091      468,595        85,620
                                            -----------    ----------   ----------    ----------

   Proceeds from mutual fund
      shares sold .......................     1,647,426     3,493,834    1,208,950     1,546,340
   Cost of mutual fund shares sold ......    (1,935,969)   (3,544,555)  (1,359,217)   (1,741,550)
                                            -----------    ----------   ----------    ----------
      Realized gain (loss)
         on investments .................      (288,543)      (50,721)    (150,267)     (195,210)
   Change in unrealized gain (loss)
      on investments ....................      (678,183)      (51,455)  (3,539,297)   (2,432,754)
                                            -----------    ----------   ----------    ----------
      Net gain (loss) on investments ....      (966,726)     (102,176)  (3,689,564)   (2,627,964)
                                            -----------    ----------   ----------    ----------
   Reinvested capital gains .............           694        30,633       96,021        73,624
                                            -----------    ----------   ----------    ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $  (962,454)      422,548   (3,124,948)   (2,468,720)
                                            ===========    ==========   ==========    ==========

Investment activity:                        GVITIDModCon   GVITIntGro    GVITIntGro3    GVITJPBal
                                            ------------   ----------    -----------    ---------
   Reinvested dividends .................       736,673             --           --      2,884,474
   Mortality and expense risk charges
      (note 2) ..........................      (325,883)       (23,471)      (7,555)    (1,522,196)
                                             ----------    -----------   ----------    -----------
      Net investment income (loss) ......       410,790        (23,471)      (7,555)     1,362,278
                                             ----------    -----------   ----------    -----------

   Proceeds from mutual fund
      shares sold .......................     3,385,998     46,607,017    1,217,860     11,621,009
   Cost of mutual fund shares sold ......    (3,510,826)   (46,541,573)  (1,387,531)   (14,605,139)
                                             ----------    -----------   ----------    -----------
      Realized gain (loss)
         on investments .................      (124,828)        65,444     (169,671)    (2,984,130)
   Change in unrealized gain (loss)
      on investments ....................      (918,509)      (337,054)       7,721    (17,819,225)
                                             ----------    -----------   ----------    -----------
      Net gain (loss) on investments ....    (1,043,337)      (271,610)    (161,950)   (20,803,355)
                                             ----------    -----------   ----------    -----------
   Reinvested capital gains .............        77,791             --           --             --
                                             ----------    -----------   ----------    -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...      (554,756)      (295,081)    (169,505)   (19,441,077)
                                             ==========    ===========   ==========    ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                        GVITMMultiSec      GVITMyMkt     GVITLead    GVITLead3
                                            -------------   --------------   --------   ----------
   Reinvested dividends .................   $  7,816,468        14,505,525       8          41,333
   Mortality and expense risk charges
      (note 2) ..........................     (1,603,971)      (14,686,263)     (1)        (62,927)
                                            ------------    --------------     ---      ----------
      Net investment income (loss) ......      6,212,497          (180,738)      7         (21,594)
                                            ------------    --------------     ---      ----------

   Proceeds from mutual fund
      shares sold .......................     46,921,955     6,862,973,566      48       7,902,553
   Cost of mutual fund shares sold ......    (47,946,261)   (6,865,748,223)    (48)     (8,994,636)
                                            ------------    --------------     ---      ----------
      Realized gain (loss)
         on investments .................     (1,024,306)       (2,774,657)     --      (1,092,083)
   Change in unrealized gain (loss)
      on investments ....................      2,809,117          (282,443)     19        (140,138)
                                            ------------    --------------     ---      ----------
      Net gain (loss) on investments ....      1,784,811        (3,057,100)     19      (1,232,221)
                                            ------------    --------------     ---      ----------
   Reinvested capital gains .............             --                --      --              --
                                            ------------    --------------     ---      ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $  7,997,308        (3,237,838)     26      (1,253,815)
                                            ============    ==============     ===      ==========

Investment activity:                        GVITNStrVal   GVITSmCapGr   GVITSmCapGr2   GVITSmCapVal
                                            -----------   -----------   ------------   ------------
   Reinvested dividends .................        4,361             --           --           32,903
   Mortality and expense risk charges
      (note 2) ..........................     (150,676)    (1,042,884)      (1,516)      (3,994,942)
                                            ----------    -----------     --------     ------------
      Net investment income (loss) ......     (146,315)    (1,042,884)      (1,516)      (3,962,039)
                                            ----------    -----------     --------     ------------

   Proceeds from mutual fund
      shares sold .......................    4,837,137     55,282,021      298,770      172,654,427
   Cost of mutual fund shares sold ......   (5,895,078)   (75,711,451)    (295,265)    (225,283,479)
                                            ----------    -----------     --------     ------------
      Realized gain (loss)
         on investments .................   (1,057,941)   (20,429,430)       3,505      (52,629,052)
   Change in unrealized gain (loss)
      on investments ....................   (3,386,730)   (16,058,574)     (10,045)     (74,016,267)
                                            ----------    -----------     --------     ------------
      Net gain (loss) on investments ....   (4,444,671)   (36,488,004)      (6,540)    (126,645,319)
                                            ----------    -----------     --------     ------------
   Reinvested capital gains .............           --             --           --        8,654,804
                                            ----------    -----------     --------     ------------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   (4,590,986)   (37,530,888)      (8,056)    (121,952,554)
                                            ==========    ===========     ========     ============

Investment activity:                        GVITSmCapVal2    GVITSmComp    GVITSmComp2    GVITSMdCpGr
                                            -------------   ------------   -----------   ------------
   Reinvested dividends .................     $     --                --          --               --
   Mortality and expense risk charges
      (note 2) ..........................       (2,437)       (2,911,457)     (4,204)      (1,079,513)
                                              --------      ------------     -------     ------------
      Net investment income (loss) ......       (2,437)       (2,911,457)     (4,204)      (1,079,513)
                                              --------      ------------     -------     ------------

   Proceeds from mutual fund
      shares sold .......................       30,862       191,215,631       3,662       68,894,717
   Cost of mutual fund shares sold ......      (32,801)     (197,924,226)     (4,084)    (129,275,221)
                                              --------      ------------     -------     ------------
      Realized gain (loss)
         on investments .................       (1,939)       (6,708,595)       (422)     (60,380,504)
   Change in unrealized gain (loss)
      on investments ....................       17,135       (42,174,252)     (9,604)      14,240,706
                                              --------      ------------     -------     ------------
      Net gain (loss) on investments ....       15,196       (48,882,847)    (10,026)     (46,139,798)
                                              --------      ------------     -------     ------------
   Reinvested capital gains .............           --                --          --               --
                                              --------      ------------     -------     ------------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...     $ 12,759       (51,794,304)    (14,230)     (47,219,311)
                                              ========      ============     =======     ============

Investment activity:                          GVITTotRt    GVITTotRt2   GVITTGroFoc   GVITTGroFoc3
                                            ------------   ----------   -----------   ------------
   Reinvested dividends .................      3,857,424      2,917             --            --
   Mortality and expense risk charges
      (note 2) ..........................     (5,009,086)    (2,831)       (59,842)       (4,202)
                                            ------------    -------     ----------      --------
      Net investment income (loss) ......     (1,151,662)        86        (59,842)       (4,202)
                                            ------------    -------     ----------      ---------

   Proceeds from mutual fund
      shares sold .......................     81,574,974     33,107      7,892,792       260,114
   Cost of mutual fund shares sold ......   (169,435,340)   (32,929)    (9,935,565)     (312,914)
                                            ------------    -------     ----------      --------
      Realized gain (loss)
         on investments .................    (87,860,366)       178     (2,042,773)      (52,800)
   Change in unrealized gain (loss)
      on investments ....................     (5,497,512)   (18,750)    (1,016,367)      (66,136)
                                            ------------    -------     ----------      --------
      Net gain (loss) on investments ....    (93,357,878)   (18,572)    (3,059,140)     (118,936)
                                            ------------    -------     ----------      --------
   Reinvested capital gains .............             --         --             --            --
                                            ------------    -------     ----------      --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...    (94,509,540)   (18,486)    (3,118,982)     (123,138)
                                            ============    =======     ==========      ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                         GVITUSGro3     GVITWLead      JanCapAp     JanGlTechS2
                                            -----------   ------------   ------------   -----------
   Reinvested dividends .................   $        --        351,641        837,059           --
   Mortality and expense risk charges
      (note 2) ..........................       (29,096)      (346,569)    (3,504,871)     (66,075)
                                            -----------   ------------   ------------   ----------
      Net investment income (loss) ......       (29,096)         5,072     (2,667,812)     (66,075)
                                            -----------   ------------   ------------   ----------

   Proceeds from mutual fund
      shares sold .......................     2,569,588    208,954,531     99,980,771    1,079,474
   Cost of mutual fund shares sold ......    (3,007,700)  (214,603,386)  (173,078,525)  (1,282,120)
                                            -----------   ------------   ------------   ----------
      Realized gain (loss)
         on investments .................      (438,112)    (5,648,855)   (73,097,754)    (202,646)
   Change in unrealized gain (loss)
      on investments ....................      (381,084)    (1,865,555)    22,103,179   (1,754,402)
                                            -----------   ------------   ------------   ----------
      Net gain (loss) on investments ....      (819,196)    (7,514,410)   (50,994,575)  (1,957,048)
                                            -----------   ------------   ------------   ----------
   Reinvested capital gains .............            --             --             --           --
                                            -----------   ------------   ------------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $  (848,292)    (7,509,338)   (53,662,387)  (2,023,123)
                                            ===========   ============   ============   ==========

Investment activity:                          JanGlTech    JanIntGroS2     JanIntGro    MFSMidCapGrS
                                            ------------   -----------   ------------   ------------
   Reinvested dividends .................             --       59,696       1,085,872          --
   Mortality and expense risk charges
      (note 2) ..........................     (1,157,006)    (171,840)     (2,299,623)     (4,277)
                                            ------------   ----------    ------------     -------
      Net investment income (loss) ......     (1,157,006)    (112,144)     (1,213,751)     (4,277)
                                            ------------   ----------    ------------     -------

   Proceeds from mutual fund
      shares sold .......................     71,694,491    1,096,715     591,163,113       5,200
   Cost of mutual fund shares sold ......   (128,081,155)  (1,236,102)   (598,477,290)     (5,597)
                                            ------------   ----------    ------------     -------
      Realized gain (loss)
         on investments .................    (56,386,664)    (139,387)     (7,314,177)       (397)
   Change in unrealized gain (loss)
      on investments ....................      2,517,341   (3,867,867)    (46,250,031)    (14,376)
                                            ------------   ----------    ------------     -------
      Net gain (loss) on investments ....    (53,869,323)  (4,007,254)    (53,564,208)    (14,773)
                                            ------------   ----------    ------------     -------
   Reinvested capital gains .............             --           --              --          --
                                            ------------   ----------    ------------     -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...    (55,026,329)  (4,119,398)    (54,777,959)    (19,050)
                                            ============   ==========    ============     =======

Investment activity:                        MFSNewDiscS   MFSValS   NBAMTFasc   NBAMTFocus
                                            -----------   -------   ---------   ----------
   Reinvested dividends .................     $     --         --        --           --
   Mortality and expense risk charges
      (note 2) ..........................       (1,532)    (2,816)   (1,345)        (404)
                                              --------    -------    ------       ------
      Net investment income (loss) ......       (1,532)    (2,816)   (1,345)        (404)
                                              --------    -------    ------       ------

   Proceeds from mutual fund
      shares sold .......................          221     16,322     8,205        7,398
   Cost of mutual fund shares sold ......         (230)   (15,760)   (8,518)      (6,872)
                                              --------    -------    ------       ------
      Realized gain (loss)
         on investments .................           (9)       562      (313)         526
   Change in unrealized gain (loss)
      on investments ....................       (9,765)    (7,250)    1,358         (413)
                                              --------    -------    ------       ------
   Net gain (loss) on investments .......       (9,774)    (6,688)    1,045          113
                                              --------    -------    ------       ------
   Reinvested capital gains .............           --         --        --           --
                                              --------    -------    ------       ------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...     $(11,306)    (9,504)     (300)        (291)
                                              ========    =======    ======       ======

Investment activity:                         NBAMTGuard     NBAMTMCGr      NBAMTPart      OppAggGro
                                            -----------   ------------   ------------   ------------
   Reinvested dividends .................       783,984             --        590,643      1,539,378
   Mortality and expense risk charges
      (note 2) ..........................    (1,304,788)    (2,343,135)    (1,161,686)    (2,495,501)
                                            -----------   ------------   ------------   ------------
      Net investment income (loss) ......      (520,804)    (2,343,135)      (571,043)      (956,123)
                                            -----------   ------------   ------------   ------------

   Proceeds from mutual fund
      shares sold .......................    39,885,284    186,868,432    142,220,956    108,256,186
   Cost of mutual fund shares sold ......   (54,404,712)  (235,669,404)  (173,633,818)  (141,556,385)
                                            -----------   ------------   ------------   ------------
      Realized gain (loss)
         on investments .................   (14,519,428)   (48,800,972)   (31,412,862)   (33,300,199)
   Change in unrealized gain (loss)
      on investments ....................   (21,242,510)   (23,959,811)       934,177    (42,270,037)
                                            -----------   ------------   ------------   ------------
   Net gain (loss) on investments .......   (35,761,938)   (72,760,783)   (30,478,685)   (75,570,236)
                                            -----------   ------------   ------------   ------------
   Reinvested capital gains .............            --             --             --             --
                                            -----------   ------------   ------------   ------------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   (36,282,742)   (75,103,918)   (31,049,728)   (76,526,359)
                                            ===========   ============   ============   ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                          OppCapAp      OppCapApS      OppGlSec      OppGlSecS
                                            -------------   ---------   --------------   ---------
   Reinvested dividends .................   $   2,599,338         --           799,806         --
   Mortality and expense risk charges
      (note 2) ..........................      (5,114,282)   (11,082)       (2,261,764)   (12,345)
                                            -------------    --------   --------------   --------
      Net investment income (loss) ......      (2,514,944)   (11,082)       (1,461,958)   (12,345)
                                            -------------    --------   --------------   --------

   Proceeds from mutual fund
      shares sold .......................     107,707,291     23,076     1,605,261,000    238,801
   Cost of mutual fund shares sold ......    (191,313,801)   (23,518)   (1,638,332,876)  (245,236)
                                            -------------    --------   --------------   --------
      Realized gain (loss)
         on investments .................     (83,606,510)      (442)      (33,071,876)    (6,435)
   Change in unrealized gain (loss)
      on investments ....................     (61,873,771)   (34,288)       (6,927,663)   (80,839)
                                            -------------    --------   --------------   --------
      Net gain (loss) on investments ....    (145,480,281)   (34,730)      (39,999,539)   (87,274)
                                            -------------    --------   --------------   --------
   Reinvested capital gains .............              --         --                --         --
                                            -------------    --------   --------------   --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $(147,995,225)   (45,812)      (41,461,497)   (99,619)
                                            =============    ========   ==============   ========

Investment activity:                        OppMSGrInc    OppMSGrIncS   OppStratBdS     StOpp2
                                            -----------   -----------   -----------   -----------
   Reinvested dividends .................     2,661,990          --           --          709,383
   Mortality and expense risk charges
      (note 2) ..........................    (4,275,544)     (8,189)      (2,963)      (2,108,616)
                                            -----------     -------       ------      -----------
      Net investment income (loss) ......    (1,613,554)     (8,189)      (2,963)      (1,399,233)
                                            -----------     -------       ------      -----------

   Proceeds from mutual fund
      shares sold .......................    42,558,098       8,748          710       56,191,684
   Cost of mutual fund shares sold ......   (53,748,671)     (9,694)        (705)     (85,079,036)
                                            -----------     -------       ------      -----------
      Realized gain (loss)
         on investments .................   (11,190,573)       (946)           5      (28,887,352)
   Change in unrealized gain (loss)
      on investments ....................   (67,145,146)    (56,306)      27,827      (32,251,410)
                                            -----------     -------       ------      -----------
      Net gain (loss) on investments ....   (78,335,719)    (57,252)      27,832      (61,138,762)
                                            -----------     -------       ------      -----------
   Reinvested capital gains .............            --          --           --        3,305,823
                                            -----------     -------       ------      -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   (79,949,273)    (65,441)      24,869      (59,232,172)
                                            ===========     =======       ======      ===========

Investment activity:                          VEWrldEMkt       VEWrldHAs     VKCom2   VKEmGr2
                                            ---------------   -----------   -------   -------
   Reinvested dividends .................   $        89,572        95,673        --        --
   Mortality and expense risk charges
      (note 2) ..........................          (625,504)     (233,452)  (15,945)   (3,640)
                                            ---------------   -----------   -------   -------
      Net investment income (loss) ......          (535,932)     (137,779)  (15,945)   (3,640)
                                            ---------------   -----------   -------   -------

   Proceeds from mutual fund
      shares sold .......................     1,355,771,459    93,519,742    32,814    14,948
   Cost of mutual fund shares sold ......    (1,357,537,303)  (96,931,317)  (36,302)  (16,015)
                                            ---------------   -----------   -------   -------
      Realized gain (loss)
         on investments .................        (1,765,844)   (3,411,575)   (3,488)   (1,067)
   Change in unrealized gain (loss)
      on investments ....................        (3,159,730)      456,720    84,155   (58,737)
                                            ---------------   -----------   -------   -------
      Net gain (loss) on investments ....        (4,925,574)   (2,954,855)   80,667   (59,804)
                                            ---------------   -----------   -------   -------
   Reinvested capital gains .............                --            --        --        --
                                            ---------------   -----------   -------   -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $    (5,461,506)   (3,092,634)   64,722   (63,444)
                                            ===============   ===========   =======   =======

Investment activity:                           VKEmMkt      VKMidCapG   VKUSRealEst   VicDivrStk
                                            ------------   ----------   -----------   ----------
   Reinvested dividends .................      3,120,487           --     4,908,497       99,463
   Mortality and expense risk charges
      (note 2) ..........................       (357,160)    (170,016)   (1,701,530)    (230,584)
                                            ------------   ----------   -----------   ----------
      Net investment income (loss) ......      2,763,327     (170,016)    3,206,967     (131,121)
                                            ------------   ----------   -----------   ----------

   Proceeds from mutual fund
      shares sold .......................    101,794,407    5,278,170    85,425,780    2,371,157
   Cost of mutual fund shares sold ......   (102,237,054)  (7,316,419)  (84,627,879)  (2,763,953)
                                            ------------   ----------   -----------   ----------
      Realized gain (loss)
         on investments .................       (442,647)  (2,038,249)      797,901     (392,796)
   Change in unrealized gain (loss)
      on investments ....................       (332,040)  (2,932,693)  (15,531,000)  (4,596,621)
                                            ------------   ----------   -----------   ----------
      Net gain (loss) on investments ....       (774,687)  (4,970,942)  (14,733,099)  (4,989,417)
                                            ------------   ----------   -----------   ----------
   Reinvested capital gains .............             --           --     3,677,034           --
                                            ------------   ----------   -----------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...      1,988,640   (5,140,958)   (7,849,098)  (5,120,538)
                                            ============   ==========   ===========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                        VicInvQBd   VicSmCoOpp    WRAsStrat      WRBal
                                            ---------   ----------   ----------   ----------
   Reinvested dividends .................   $  89,735       6,666     1,243,738    1,085,280
   Mortality and expense risk charges
      (note 2)...........................     (12,440)    (21,401)     (804,541)    (703,114)
                                            ---------   ---------    ----------   ----------
      Net investment income (loss) ......      77,295     (14,735)      439,197      382,166
                                            ---------   ---------    ----------   ----------

   Proceeds from mutual fund
      shares sold .......................     317,357     294,581     1,190,183    1,629,914
   Cost of mutual fund shares sold ......    (295,966)   (257,436)   (1,233,604)  (1,812,235)
                                            ---------   ---------    ----------   ----------
      Realized gain (loss)
         on investments .................      21,391      37,145       (43,421)    (182,321)
   Change in unrealized gain (loss)
      on investments ....................      13,036    (189,535)      708,959   (5,642,887)
                                            ---------   ---------    ----------   ----------
      Net gain (loss) on investments ....      34,427    (152,390)      665,538   (5,825,208)
                                            ---------   ---------    ----------   ----------
   Reinvested capital gains .............      73,303          --            --           --
                                            ---------   ---------    ----------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $ 185,025    (167,125)    1,104,735   (5,443,042)
                                            =========   =========    ==========   ==========

Investment activity:                           WRBnd       WRCoreEq      WRGrowth      WRHiInc
                                            ----------   -----------   -----------   ----------
   Reinvested dividends .................    4,132,615     1,090,576        24,038    3,927,799
   Mortality and expense risk charges
      (note 2)...........................   (1,033,854)   (2,529,218)   (2,501,942)    (530,760)
                                            ----------   -----------   -----------   ----------
      Net investment income (loss) ......    3,098,761    (1,438,642)   (2,477,904)   3,397,039
                                            ----------   -----------   -----------   ----------

   Proceeds from mutual fund shares sold     1,152,522     4,195,203     4,187,083      680,078
   Cost of mutual fund shares sold ......   (1,092,523)   (6,070,090)   (5,943,454)    (755,166)
                                            ----------   -----------   -----------   ----------
      Realized gain (loss)
         on investments .................       59,999    (1,874,887)   (1,756,371)     (75,088)
   Change in unrealized gain (loss)
      on investments ....................    2,600,119   (45,994,822)  (44,114,247)  (4,546,317)
                                            ----------   -----------   -----------   ----------
      Net gain (loss) on investments ....    2,660,118   (47,869,709)  (45,870,618)  (4,621,405)
                                            ----------   -----------   -----------   ----------
   Reinvested capital gains .............           --            --            --           --
                                            ----------   -----------   -----------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...    5,758,879   (49,308,351)  (48,348,522)  (1,224,366)
                                            ==========   ===========   ===========   ==========

Investment activity:                           WRIntl      WRLTBond       WRMMkt      WRSciTech
                                            -----------   ---------    -----------   -----------
   Reinvested dividends .................   $   168,704     513,174        365,411           440
   Mortality and expense risk charges
      (note 2) ..........................      (464,798)   (153,039)      (453,149)     (685,472)
                                            -----------   ---------    -----------   -----------
      Net investment income (loss) ......      (296,094)    360,135        (87,738)     (685,032)
                                            -----------   ---------    -----------   -----------

   Proceeds from mutual fund
      shares sold .......................     3,431,044   1,007,997     68,861,644     2,811,323
   Cost of mutual fund shares sold ......    (4,513,965)   (966,743)   (68,861,644)   (3,170,502)
                                            -----------   ---------    -----------   -----------
      Realized gain (loss)
         on investments .................    (1,082,921)     41,254             --      (359,179)
   Change in unrealized gain (loss)
      on investments ....................    (5,767,714)    131,915             --   (13,455,380)
                                            -----------   ---------    -----------   -----------
      Net gain (loss) on investments ....    (6,850,635)    173,169             --   (13,814,559)
                                            -----------   ---------    -----------   -----------
   Reinvested capital gains .............            --          --             --            --
                                            -----------   ---------    -----------   -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $(7,146,729)    533,304        (87,738)  (14,499,591)
                                            ===========   =========    ===========   ===========

Investment activity:                          WRSmCap       WRValue
                                            -----------   ----------
   Reinvested dividends .................            --      457,108
   Mortality and expense risk charges
      (note 2) ..........................    (1,173,816)    (690,507)
                                            -----------   ----------
      Net investment income (loss) ......    (1,173,816)    (233,399)
                                            -----------   ----------
   Proceeds from mutual fund
      shares sold .......................    42,089,918    2,616,745
   Cost of mutual fund shares sold ......   (47,077,347)  (2,924,843)
                                            -----------   ----------
      Realized gain (loss) on
         investments ....................    (4,987,429)    (308,098)
   Change in unrealized gain (loss)
      on investments ....................   (16,162,456)  (7,513,064)
                                            -----------   ----------
      Net gain (loss) on investments ....   (21,149,885)  (7,821,162)
                                            -----------   ----------
   Reinvested capital gains .............            --           --
                                            -----------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   (22,323,701)  (8,054,561)
                                            ===========   ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2002 and 2001

                                                          Total                    AIMBal
                                            --------------------------------   --------------
Investment activity:                             2002              2001          2002    2001
                                            ---------------   --------------   -------   ----
   Net investment income (loss) .........   $    34,236,709       44,748,051     6,892     --
   Realized gain (loss) on investments ..    (1,165,783,979)  (1,396,655,621)   (1,533)    --
   Change in unrealized gain (loss)
      on investments ....................    (1,252,375,182)    (467,035,414)  (47,884)    --
   Reinvested capital gains .............        63,306,597      328,794,805        --     --
                                            ---------------   --------------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (2,320,615,855)  (1,490,148,179)  (42,525)    --
                                            ---------------   --------------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     3,247,590,435    4,758,136,751   426,637     --
   Transfers between funds ..............                --               --       (68)    --
   Redemptions (note 3) .................    (1,979,290,511)  (1,230,321,119)  (14,153)    --
   Annuity benefits .....................        (1,983,118)      (1,264,289)       --     --
   Annual contract maintenance charges
      (note 2) ..........................          (345,695)        (317,386)       --     --
   Contingent deferred sales charges
      (note 2) ..........................       (25,987,412)     (22,752,771)       --     --
   Adjustments to maintain reserves .....          (591,110)      (3,550,504)      (50)    --
                                            ---------------   --------------   -------    ---
         Net equity transactions ........     1,239,392,589    3,499,930,682   412,366     --
                                            ---------------   --------------   -------    ---

Net change in contract owners' equity ...    (1,081,223,266)   2,009,782,503   369,841     --
Contract owners' equity beginning
   of period ............................    12,948,274,792   10,938,492,289        --     --
                                            ---------------   --------------   -------    ---
Contract owners' equity end of period ...   $11,867,051,526   12,948,274,792   369,841     --
                                            ===============   ==============   =======    ===

CHANGES IN UNITS:
   Beginning units ......................     1,169,724,887      854,916,423        --     --
                                            ---------------   --------------   -------    ---
   Units purchased ......................       344,037,761      410,344,735    46,472     --
   Units redeemed .......................      (250,040,415)     (95,536,271)   (1,452)    --
                                            ---------------   --------------   -------    ---
   Ending units .........................     1,263,722,233    1,169,724,887    45,020     --
                                            ===============   ==============   =======    ===

                                               AIMBValue2        AIMBlueCh
                                            ----------------   --------------
Investment activity:                          2002      2001    2002     2001
                                            ---------   ----   -------   ----
   Net investment income (loss) .........      (7,418)    --     (910)     --
   Realized gain (loss) on investments ..      (4,224)    --   (2,139)     --
   Change in unrealized gain (loss)
      on investments ....................     (18,608)    --   (16,194)    --
   Reinvested capital gains .............          --     --        --     --
                                            ---------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (30,250)    --   (19,243)    --
                                            ---------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   2,357,205     --   177,745     --
   Transfers between funds ..............     (58,743)    --        --     --
   Redemptions (note 3) .................      (7,993)    --    (4,535)    --
   Annuity benefits .....................          --     --        --     --
   Annual contract maintenance charges
      (note 2) ..........................          --     --        --     --
   Contingent deferred sales charges
      (note 2) ..........................          --     --      (207)    --
   Adjustments to maintain reserves .....         (17)    --        (8)    --
                                            ---------    ---   -------    ---
         Net equity transactions ........   2,290,452     --   172,995     --
                                            ---------    ---   -------    ---

Net change in contract owners' equity ...   2,260,202     --   153,752     --
Contract owners' equity beginning
   of period ............................          --     --        --     --
                                            ---------    ---   -------    ---
Contract owners' equity end of period ...   2,260,202     --   153,752     --
                                            =========    ===   =======    ===

CHANGES IN UNITS:
   Beginning units ......................          --     --        --     --
                                            ---------    ---   -------    ---
   Units purchased ......................     307,186     --    21,593     --
   Units redeemed .......................      (8,230)    --      (524)    --
                                            ---------    ---   -------    ---
   Ending units .........................     298,956     --    21,069     --
                                            =========    ===   =======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               AIMCapAp         AIMCapAp2       AIMCoreEq        AIMPreEq
                                            --------------   --------------   -------------   --------------
Investment activity:                         2002     2001    2002     2001    2002    2001    2002     2001
                                            -------   ----   -------   ----   ------   ----   -------   ----
   Net investment income (loss) .........   $   (67)    --    (1,648)    --       39     --    (1,030)    --
   Realized gain (loss) on investments ..      (737)    --      (121)    --      (24)    --    (4,137)    --
   Change in unrealized gain (loss)
      on investments ....................      (934)    --   (13,728)    --   (3,012)    --   (41,950)    --
                                            -------    ---   -------    ---   ------    ---   -------    ---
   Reinvested capital gains .............        --     --        --     --       --     --        --     --
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (1,738)    --   (15,497)    --   (2,997)    --   (47,117)    --
                                            -------    ---   -------    ---   ------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    34,294     --   514,843     --   63,735     --   379,837     --
   Transfers between funds ..............        --     --    (3,381)    --       --     --       173     --
   Redemptions (note 3) .................    (2,330)    --       (19)    --       --     --   (11,503)    --
   Annuity benefits .....................        --     --        --     --       --     --        --     --
   Annual contract maintenance charges
      (note 2) ..........................        --     --        --     --       --     --        --     --
   Contingent deferred sales charges
      (note 2) ..........................        --     --        --     --       --     --      (326)    --
   Adjustments to maintain reserves .....       (11)    --       (25)    --      347     --       (51)    --
                                            -------    ---   -------    ---   ------    ---   -------    ---
   Net equity transactions ..............    31,953     --   511,418     --   64,082     --   368,130     --
                                            -------    ---   -------    ---   ------    ---   -------    ---

Net change in contract owners' equity ...    30,215     --   495,921     --   61,085     --   321,013     --
Contract owners' equity beginning
   of period ............................        --     --        --     --       --     --        --     --
                                            -------    ---   -------    ---   ------    ---   -------    ---
Contract owners' equity end of period ...   $30,215     --   495,921     --   61,085     --   321,013     --
                                            =======    ===   =======    ===   ======    ===   =======    ===

CHANGES IN UNITS:
   Beginning units ......................        --     --        --     --       --     --        --     --
                                            -------    ---   -------    ---   ------    ---   -------    ---
   Units purchased ......................     4,164     --    63,127     --    7,344     --    47,601     --
   Units redeemed .......................      (249)    --      (411)    --       --     --    (1,359)    --
                                            -------    ---   -------    ---   ------    ---   -------    ---
   Ending units .........................     3,915     --    62,716     --    7,344     --    46,242     --
                                            =======    ===   =======    ===   ======    ===   =======    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               AIMPreEq2         AISmCapValB        AlGrIncB          AlPremGrB
                                            ---------------   ----------------   --------------   ----------------
Investment activity:                          2002     2001      2002     2001     2002    2001      2002     2001
                                            --------   ----   ---------   ----   -------   ----   ---------   ----
   Net investment income (loss) .........   $     51     --      (4,227)    --    (2,355)    --      (4,060)    --
   Realized gain (loss) on investments ..        (18)    --         131     --       (32)    --      (1,140)    --
   Change in unrealized gain (loss)
      on investments ....................    (19,953)    --      31,302     --   (11,102)    --     (46,333)    --
   Reinvested capital gains .............         --     --          --     --        --     --          --     --
                                            --------    ---   ---------    ---   -------    ---   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (19,920)    --      27,206     --   (13,489)    --     (51,533)    --
                                            --------    ---   ---------    ---   -------    ---   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    598,299     --   1,218,497     --   663,044     --   1,050,974     --
   Transfers between funds ..............         22     --      16,445     --      (104)    --     (10,475)    --
   Redemptions (note 3) .................     (1,475)    --        (898)    --    (1,504)    --      (5,869)    --
   Annuity benefits .....................         --     --          --     --        --     --          --     --
   Annual contract maintenance charges
      (note 2) ..........................         --     --          --     --        --     --          --     --
   Contingent deferred sales charges
      (note 2) ..........................         --     --          --     --        --     --          --     --
   Adjustments to maintain reserves .....        (16)    --         (24)    --       (18)    --         (19)    --
                                            --------    ---   ---------    ---   -------    ---   ---------    ---
         Net equity transactions ........    596,830     --   1,234,020     --   661,418     --   1,034,611     --
                                            --------    ---   ---------    ---   -------    ---   ---------    ---

Net change in contract owners' equity ...    576,910     --   1,261,226     --   647,929     --     983,078     --
Contract owners' equity beginning
   of period ............................         --     --          --     --        --     --          --     --
                                            --------    ---   ---------    ---   -------    ---   ---------    ---
Contract owners' equity end of period ...   $576,910     --   1,261,226     --   647,929     --     983,078     --
                                            ========    ===   =========    ===   =======    ===   =========    ===

CHANGES IN UNITS:
   Beginning units ......................         --     --          --     --        --     --          --     --
                                            --------    ---   ---------    ---   -------    ---   ---------    ---
   Units purchased ......................     75,410     --     153,271     --    82,704     --     127,930     --
   Units redeemed .......................       (185)    --        (111)    --      (200)    --      (1,929)    --
                                            --------    ---   ---------    ---   -------    ---   ---------    ---
   Ending units .........................     75,225     --     153,160     --    82,504     --     126,001     --
                                            ========    ===   =========    ===   =======    ===   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     ACVPIncGr              ACVPIncGr2
                                            --------------------------   ----------------
Investment activity:                            2002           2001         2002     2001
                                            ------------   -----------   ---------   ----
   Net investment income (loss) .........   $   (122,124)     (640,492)     (4,698)    --
   Realized gain (loss) on investments ..    (18,216,447)   (1,861,625)     14,994     --
   Change in unrealized gain (loss)
      on investments ....................    (33,864,481)  (21,562,961)    (25,818)    --
   Reinvested capital gains .............             --            --          --     --
                                            ------------   -----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (52,203,052)  (24,065,078)    (15,522)    --
                                            ------------   -----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     36,320,285    59,808,951   1,305,416     --
   Transfers between funds ..............    (17,502,668)   (9,181,989)     (3,980)    --
   Redemptions (note 3) .................    (21,248,521)  (16,188,029)     (1,112)    --
   Annuity benefits .....................        (78,659)      (53,446)         --     --
   Annual contract maintenance charges
      (note 2) ..........................         (9,875)       (9,770)         --     --
   Contingent deferred sales charges
      (note 2) ..........................       (371,734)     (286,292)         --     --
   Adjustments to maintain reserves .....        (44,129)      (51,122)        (24)    --
                                            ------------   -----------   ---------    ---
         Net equity transactions ........     (2,935,301)   34,038,303   1,300,300     --
                                            ------------   -----------   ---------    ---

Net change in contract owners' equity ...    (55,138,353)    9,973,225   1,284,778     --
Contract owners' equity beginning
   of period ............................    244,097,006   234,123,781          --     --
                                            ------------   -----------   ---------    ---
Contract owners' equity end of period ...   $188,958,653   244,097,006   1,284,778     --
                                            ============   ===========   =========    ===

CHANGES IN UNITS:
   Beginning units ......................     20,431,056    17,654,095          --     --
                                            ------------   -----------   ---------    ---
   Units purchased ......................      6,309,819     3,598,563     157,863     --
   Units redeemed .......................     (6,732,133)     (821,602)       (611)    --
                                            ------------   -----------   ---------    ---
   Ending units .........................     20,008,742    20,431,056     157,252     --
                                            ============   ===========   =========    ===

                                                      ACVPInt                 ACVPInt3
                                            --------------------------   -----------------
Investment activity:                           2002           2001          2002      2001
                                            -----------   ------------   ----------   ----
   Net investment income (loss) .........      (425,314)    (2,769,339)    (186,417)    --
   Realized gain (loss) on investments ..    (1,871,169)  (103,673,422)    (520,994)    --
   Change in unrealized gain (loss)
      on investments ....................   (30,230,542)    (2,743,438)  (3,738,920)    --
   Reinvested capital gains .............            --     24,807,708           --     --
                                            -----------   ------------   ----------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (32,527,025)   (84,378,491)  (4,446,331)    --
                                            -----------   ------------   ----------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     9,853,818     56,012,313   12,011,037     --
   Transfers between funds ..............   (23,319,233)   (34,482,228)  28,723,519     --
   Redemptions (note 3) .................   (51,575,813)   (17,499,992)  (1,486,269)    --
   Annuity benefits .....................       (29,683)       (53,110)          --     --
   Annual contract maintenance charges
      (note 2) ..........................        (4,548)        (4,642)        (132)    --
   Contingent deferred sales charges
      (note 2) ..........................      (265,452)      (264,557)     (26,142)    --
   Adjustments to maintain reserves .....      (166,977)      (138,350)     147,751     --
                                            -----------   ------------   ----------    ---
         Net equity transactions ........   (65,507,888)     3,569,434   39,369,764     --
                                            -----------   ------------   ----------    ---

Net change in contract owners' equity ...   (98,034,913)   (80,809,057)  34,923,433     --
Contract owners' equity beginning
   of period ............................   215,558,105    296,367,162           --     --
                                            -----------   ------------   ----------    ---
Contract owners' equity end of period ...   117,523,192    215,558,105   34,923,433     --
                                            ===========   ============   ==========    ===

CHANGES IN UNITS:
   Beginning units ......................    19,760,892     18,957,858           --     --
                                            -----------   ------------   ----------    ---
   Units purchased ......................       925,491      1,189,248    4,491,934     --
   Units redeemed .......................    (7,034,301)      (386,214)    (152,749)    --
                                            -----------   ------------   ----------    ---
   Ending units .........................    13,652,082     19,760,892    4,339,185     --
                                            ===========   ============   ==========    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 ACVPUltra         ACVPUltra2              ACVPVal                ACVPVal2
                                            ------------------   --------------   -------------------------   ----------------
Investment activity:                            2002      2001     2002    2001      2002           2001         2002     2001
                                            -----------   ----   -------   ----   -----------   -----------   ---------   ----
   Net investment income (loss) .........   $   (27,469)    --    (2,029)    --    (1,393,909)     (936,906)     (9,241)    --
   Realized gain (loss) on investments ..      (765,494)    --    (5,561)    --    (3,706,212)   13,220,094      (1,557)    --
   Change in unrealized gain (loss)
      on investments ....................      (167,486)    --   (20,580)    --   (73,922,904)   10,454,365      10,938     --
   Reinvested capital gains .............            --     --        --     --    19,513,169            --          --     --
                                            -----------    ---   -------    ---   -----------   -----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      (960,449)    --   (28,170)    --   (59,509,856)   22,737,553         140     --
                                            -----------    ---   -------    ---   -----------   -----------   ---------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     2,059,687     --   715,410     --   121,675,126   107,294,902   2,344,124     --
   Transfers between funds ..............     3,654,235     --   (19,623)    --    31,290,063   102,029,142      42,124     --
   Redemptions (note 3) .................    (1,331,183)    --    (1,715)    --   (37,009,582)  (13,551,488)    (11,704)    --
   Annuity benefits .....................            --     --        --     --       (34,970)       (5,437)         --     --
   Annual contract maintenance charges
      (note 2) ..........................            (1)    --        --     --        (4,820)       (1,503)         --     --
   Contingent deferred sales charges
      (note 2) ..........................        (8,863)    --        --     --      (576,090)     (222,064)       (208)    --
   Adjustments to maintain reserves .....        (1,248)    --        (9)    --         5,235       (34,109)        (46)    --
                                            -----------    ---   -------    ---   -----------   -----------   ---------    ---
         Net equity transactions ........     4,372,627     --   694,063     --    115,344,962   195,509,443   2,374,290    --
                                            -----------    ---   -------    ---   -----------   -----------   ---------    ---

Net change in contract owners' equity ...     3,412,178     --    665,893    --    55,835,106   218,246,996   2,374,430     --
Contract owners' equity beginning
   of period ............................            --     --        --     --   315,422,735    97,175,739          --     --
                                            -----------    ---   -------    ---   -----------   -----------   ---------    ---
Contract owners' equity end of period ...   $ 3,412,178     --   665,893     --   371,257,841   315,422,735   2,374,430     --
                                            ===========    ===   =======    ===   ===========   ===========   =========    ===
CHANGES IN UNITS:
   Beginning units ......................            --     --        --     --    22,460,603     7,758,901          --     --
                                            -----------     --   -------    ---   -----------   -----------   ---------    ---
   Units purchased ......................       507,766     --    86,534     --     9,800,291    15,593,989     277,611     --
   Units redeemed .......................       (80,696)    --    (2,436)    --    (1,597,928)     (892,287)     (1,348)    --
                                            -----------    ---   -------    ---   -----------   -----------   ---------    ---
   Ending units .........................       427,070     --    84,098     --    30,662,966    22,460,603     276,263     --
                                            ===========    ===   =======    ===   ===========   ===========   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   BBTCapAp          BBTCapMAG           BBTGrInc        BBTLgCoGr
                                            -----------------   ----------------   ----------------   --------------
Investment activity:                           2002      2001      2002     2001      2002     2001     2002    2001
                                            ----------   ----   ---------   ----   ---------   ----   -------   ----
   Net investment income (loss)..........   $   (4,330)    --      (6,702)    --       6,567     --    (3,812)    --
   Realized gain (loss) on investments...       (1,430)    --      (6,807)    --      (3,948)    --    (2,494)    --
   Change in unrealized gain (loss)
      on investments.....................     (104,483)    --    (158,483)    --    (146,535)    --   (87,632)    --
   Reinvested capital gains..............           --     --      13,663     --          --     --        --     --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations......................     (110,243)    --    (158,329)    --    (143,916)    --   (93,938)    --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3)...........    1,180,095     --   1,306,713     --   1,563,868     --   855,450     --
   Transfers between funds...............         (438)    --          --     --       3,602     --        --     --
   Redemptions (note 3)..................      (20,355)    --     (29,284)    --     (25,354)    --   (10,754)    --
   Annuity benefits......................           --     --          --     --          --     --        --     --
   Annual contract maintenance charges
      (note 2)...........................           --     --          --     --          --     --        --     --
   Contingent deferred sales charges
      (note 2)...........................         (172)    --        (560)    --        (437)    --      (103)    --
   Adjustments to maintain reserves......          (76)    --         (54)    --        (112)    --      (148)    --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---
         Net equity transactions.........    1,159,054     --   1,276,815     --   1,541,567     --   844,445     --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---

Net change in contract owners' equity....    1,048,811     --   1,118,486     --   1,397,651     --   750,507     --
Contract owners' equity beginning
   of period.............................           --     --          --     --          --     --        --     --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---
Contract owners' equity end of period....   $1,048,811     --   1,118,486     --   1,397,651     --   750,507     --
                                            ==========    ===   =========    ===   =========    ===   =======    ===

CHANGES IN UNITS:
   Beginning units.......................           --     --          --     --          --     --        --     --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---
   Units purchased.......................      128,972     --     144,610     --     175,989     --   107,713     --
   Units redeemed........................       (2,195)    --      (3,102)    --      (2,757)    --    (1,321)    --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---
   Ending units..........................      126,777     --     141,508     --     173,232     --   106,392     --
                                            ==========    ===   =========    ===   =========    ===   =======    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     CSGPVen                    CSIntFoc
                                            -------------------------   -----------------------
Investment activity:                            2002          2001         2002         2001
                                            -----------   -----------   ----------   ----------
   Net investment income (loss) .........   $   (59,921)     (105,703)    (130,246)    (205,466)
   Realized gain (loss) on investments ..      (654,877)  (10,051,635)     405,561   (6,610,860)
   Change in unrealized gain (loss)
      on investments ....................    (1,839,506)    6,061,340   (2,715,624)   2,924,998
   Reinvested capital gains .............            --            --           --           --
                                            -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (2,554,304)   (4,095,998)  (2,440,309)  (3,891,328)
                                            -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........        54,980       437,081       95,306      321,905
   Transfers between funds ..............    (1,939,144)   (2,409,756)  (3,238,592)  (3,242,052)
   Redemptions (note 3) .................      (500,965)     (588,320)  (1,170,686)  (1,090,377)
   Annuity benefits .....................            --            --       (1,743)          --
   Annual contract maintenance charges
      (note 2) ..........................           (85)         (109)         (91)        (104)
   Contingent deferred sales charges
      (note 2) ..........................        (8,761)      (18,057)     (20,942)     (21,131)
   Adjustments to maintain reserves .....           786        (3,835)      (2,431)        (626)
                                            -----------   -----------   ----------   ----------
         Net equity transactions ........    (2,393,189)   (2,582,996)  (4,339,179)  (4,032,385)
                                            -----------   -----------   ----------   ----------

Net change in contract owners'equity ....    (4,947,493)   (6,678,994)  (6,779,488)  (7,923,713)
Contract owners' equity beginning
   of period ............................     8,573,915    15,252,909   15,534,586   23,458,299
                                            -----------   -----------   ----------   ----------
Contract owners' equity end of period ...   $ 3,626,422     8,573,915    8,755,098   15,534,586
                                            ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................       881,184     1,111,277    1,823,262    2,118,432
                                            -----------   -----------   ----------   ----------
   Units purchased ......................         7,125        39,180       11,671       23,566
   Units redeemed .......................      (316,207)     (269,273)    (539,936)    (318,736)
                                            -----------   -----------   ----------   ----------
   Ending units .........................       572,102       881,184    1,294,997    1,823,262
                                            ===========   ===========   ==========   ==========

                                                    CSLCapV              DVITNas100Ix
                                            -----------------------   -------------------
Investment activity:                           2002         2001      2002       2001
                                            ----------   ----------   ----   ------------
   Net investment income (loss) .........      (21,834)    (228,262)    --       (560,028)
   Realized gain (loss) on investments ..     (213,404)     (24,335)    --     44,776,293
   Change in unrealized gain (loss)
      on investments ....................   (4,689,583)     103,197     --             --
   Reinvested capital gains .............           --           --     --             --
                                            ----------   ----------    ---   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (4,924,821)    (149,400)    --     44,216,265
                                            ----------   ----------    ---   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      285,138      332,630     --             --
   Transfers between funds ..............   (1,000,986)   2,510,638     --    208,016,120
   Redemptions (note 3) .................   (2,234,926)  (1,783,273)    --   (246,084,935)
   Annuity benefits .....................           --           --     --             --
   Annual contract maintenance charges
      (note 2) ..........................         (265)        (249)    --             --
   Contingent deferred sales charges
      (note 2) ..........................      (37,559)     (37,035)    --     (6,147,450)
   Adjustments to maintain reserves .....          949        2,923     --             --
                                            ----------   ----------    ---   ------------
         Net equity transactions ........   (2,987,649)   1,025,634     --    (44,216,265)
                                            ----------   ----------    ---   ------------

Net change in contract owners'equity ....   (7,912,470)     876,234     --             --
Contract owners' equity beginning
   of period ............................   21,865,632   20,989,398     --             --
                                            ----------   ----------    ---   ------------
Contract owners' equity end of period ...   13,953,162   21,865,632     --             --
                                            ==========   ==========    ===   ============

CHANGES IN UNITS:
   Beginning units ......................    1,671,364    1,602,463     --             --
                                            ----------   ----------    ---   ------------
   Units purchased ......................       26,123       95,435     --     15,903,373
   Units redeemed .......................     (296,459)     (26,534)    --    (15,903,373)
                                            ----------   ----------    ---   ------------
   Ending units .........................    1,401,028    1,671,364     --             --
                                            ==========   ==========    ===   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               DryELeadS         DrySmCapIxS         DrySRGroS              DrySRGro
                                            ---------------   -----------------   --------------   -------------------------
Investment activity:                          2002     2001      2002      2001     2002    2001       2002          2001
                                            --------   ----   ----------   ----   -------   ----   -----------   -----------
   Net investment income (loss) .........   $ (1,346)    --      (37,669)    --      (494)    --    (1,563,448)   (2,605,882)
   Realized gain (loss) on investments ..        269     --     (145,530)    --       (89)    --   (31,632,731)   (3,294,146)
   Change in unrealized gain (loss)
      on investments ....................      3,408     --       41,590     --    (6,227)    --   (28,139,109)  (64,933,738)
   Reinvested capital gains .............         --     --           --     --        --     --            --            --
                                            --------    ---   ----------    ---   -------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      2,331     --     (141,609)    --    (6,810)    --   (61,335,288)  (70,833,766)
                                            --------    ---   ----------    ---   -------    ---   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    292,410     --   10,486,151     --   110,745     --    13,839,102    52,653,983
   Transfers between funds ..............      3,061     --      650,222     --        --     --   (27,309,383)  (31,386,848)
   Redemptions (note 3) .................       (312)    --   (1,642,696)    --    (6,416)    --   (17,481,166)  (20,970,289)
   Annuity benefits .....................         --     --         (191)    --        --     --       (20,204)      (21,083)
   Annual contract maintenance charges
      (note 2) ..........................         --     --           (2)    --        --     --       (28,748)      (32,050)
   Contingent deferred sales charges
      (note 2) ..........................         --     --      (10,367)    --      (305)    --      (355,416)     (632,546)
   Adjustments to maintain reserves .....        (13)    --       (7,251)    --        (2)    --       100,739       (80,136)
                                            --------    ---   ----------    ---   -------    ---   -----------   -----------
         Net equity transactions ........    295,146     --    9,475,866     --   104,022     --   (31,255,076)     (468,969)
                                            --------    ---   ----------    ---   -------    ---   -----------   -----------

Net change in contract owners' equity ...    297,477     --    9,334,257     --    97,212     --   (92,590,364)  (71,302,735)
Contract owners' equity beginning
   of period ............................         --     --           --     --        --     --   217,322,393   288,625,128
                                            --------    ---   ----------    ---   -------    ---   -----------   -----------
Contract owners' equity end of period ...   $297,477     --    9,334,257     --    97,212     --   124,732,029   217,322,393
                                            ========    ===   ==========    ===    ======    ===   ===========   ===========

   CHANGES IN UNITS:
   Beginning units ......................         --     --           --     --        --     --    19,487,708    19,733,998
                                            --------    ---   ----------    ---   -------    ---   -----------   -----------
   Units purchased ......................     38,888     --    1,380,965     --    13,661     --     1,582,340    18,956,266
   Units redeemed .......................        (41)    --     (157,297)    --      (709)    --    (5,121,277)  (19,202,556)
                                            --------    ---   ----------    ---   -------    ---   -----------   -----------
   Ending units .........................     38,847     --    1,223,668     --    12,952     --    15,948,771    19,487,708
                                            ========    ===   ==========    ===   =======    ===   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                        DryStkIx                      DryVIFApp
                                            ------------------------------   -------------------------
Investment activity:                             2002            2001           2002          2001
                                            --------------   -------------   -----------   -----------
   Net investment income (loss) .........   $    2,153,528          83,069       (62,503)     (363,037)
   Realized gain (loss) on investments ..      (67,584,771)        231,408   (10,859,382)      844,875
   Change in unrealized gain (loss)
   on investments .......................     (215,953,952)   (181,721,280)  (22,402,153)  (19,950,694)
   Reinvested capital gains .............               --       6,237,021            --            --
                                            --------------   -------------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (281,385,195)   (175,169,782)  (33,324,038)  (19,468,856)
                                            --------------   -------------   -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      154,818,089     257,363,731    28,437,997    37,712,761
   Transfers between funds ..............      (74,493,773)    (56,504,328)   (7,280,512)   (5,084,334)
   Redemptions (note 3) .................     (115,073,948)    (89,376,639)  (18,224,482)  (12,535,159)
   Annuity benefits .....................         (141,061)        (94,342)      (42,149)      (21,510)
   Annual contract maintenance charges
      (note 2) ..........................          (58,478)        (59,684)       (9,258)       (9,478)
   Contingent deferred sales charges
      (note 2) ..........................       (1,900,950)     (1,670,535)     (318,292)     (247,518)
   Adjustments to maintain reserves .....         (398,576)       (185,820)      (40,843)      (12,626)
                                            --------------   -------------   -----------   -----------
         Net equity transactions ........      (37,248,697)    109,472,383     2,522,461    19,802,136
                                            --------------   -------------   -----------   -----------

Net change in contract owners' equity ...     (318,633,892)    (65,697,399)  (30,801,577)      333,280
Contract owners' equity beginning
   of period ............................    1,184,502,505   1,250,199,904   178,670,962   178,337,682
                                            --------------   -------------   -----------   -----------
Contract owners' equity end of period ...   $  865,868,613   1,184,502,505   147,869,385   178,670,962
                                            ==============   =============   ===========   ===========
CHANGES IN UNITS:
      Beginning units ...................       99,494,839      90,529,550    14,326,910    12,683,936
                                            --------------   -------------   -----------   -----------
      Units purchased ...................       18,447,147      12,196,095       281,740     2,161,732
      Units redeemed ....................      (22,587,694)     (3,230,806)      (90,446)     (518,758)
                                            --------------   -------------   -----------   -----------
      Ending units ......................       95,354,292      99,494,839    14,518,204    14,326,910
                                            ==============   =============   ===========   ===========

                                               DryVIFAppS         DryVIFDevLd
                                            ----------------   --------------
Investment activity:                           2002     2001    2002     2001
                                            ---------   ----   -------   ----
   Net investment income (loss) .........       6,226     --      (874)    --
   Realized gain (loss) on investments ..        (435)    --      (664)    --
   Change in unrealized gain (loss)
   on investments .......................     (29,089)    --    (3,484)    --
   Reinvested capital gains .............          --     --        --     --
                                            ---------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (23,298)    --    (5,022)    --
                                            ---------    ---   -------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   1,045,607     --   218,433     --
   Transfers between funds ..............     (11,860)    --        --     --
   Redemptions (note 3) .................      (2,745)    --    (2,460)    --
   Annuity benefits .....................          --     --        --     --
   Annual contract maintenance charges
      (note 2) ..........................          --     --        --     --
   Contingent deferred sales charges
      (note 2) ..........................          --     --      (161)    --
   Adjustments to maintain reserves .....         (31)    --       (33)    --
                                            ---------    ---   -------    ---
         Net equity transactions ........   1,030,971     --   215,779     --
                                            ---------    ---   -------    ---

Net change in contract owners' equity ...   1,007,673     --   210,757     --
Contract owners' equity beginning
   of period ............................          --     --        --     --
                                            ---------    ---   -------    ---
Contract owners' equity end of period ...   1,007,673     --   210,757     --
                                            =========    ===   =======    ===
CHANGES IN UNITS:
      Beginning units ...................          --     --        --     --
                                            ---------    ---   -------    ---
      Units purchased ...................     122,541     --    27,580     --
      Units redeemed ....................      (1,665)    --      (304)    --
                                            ---------    ---   -------    ---
      Ending units ......................     120,876     --    27,276     --
                                            =========    ===   =======    ===

                                                                  (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                             DryVIFIntVal      FedAmLeadS       FedCapApS         FedHiIncS
                                            --------------   --------------   --------------   ----------------
Investment activity:                          2002    2001     2002    2001     2002    2001     2002      2001
                                            -------   ----   -------   ----   -------   ----   ---------   ----
   Net investment income (loss) .........   $   276     --      (510)    --    (1,792)    --      (3,375)    --
   Realized gain (loss) on investments ..      (743)    --     1,264     --       (14)    --          48     --
   Change in unrealized gain (loss)
      on investments ....................    (6,285)    --       688     --    (1,722)    --      33,315     --
   Reinvested capital gains .............        --     --        --     --        --     --          --     --
                                            -------    ---   -------    ---   -------    ---   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations......................    (6,752)    --     1,442     --    (3,528)    --      29,988     --
                                            -------    ---   -------    ---   -------    ---   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    80,672     --   132,673     --   448,240     --   1,100,221     --
   Transfers between funds ..............       463     --        --     --       176     --      21,479     --
   Redemptions (note 3) .................    (3,922)    --        --     --      (765)    --     (21,373)    --
   Annuity benefits .....................        --     --        --     --        --     --          --     --
   Annual contract maintenance charges
      (note 2) ..........................        --     --        --     --        --     --          --     --
   Contingent deferred sales charges
      (note 2) ..........................      (256)    --        --     --        --     --          --     --
   Adjustments to maintain reserves .....        (8)    --        (5)    --       (38)    --         (24)    --
                                            -------    ---   -------    ---   -------    ---   ---------    ---
         Net equity transactions ........    76,949     --   132,668     --   447,613     --   1,100,303     --
                                            -------    ---   -------    ---   -------    ---   ---------    ---

Net change in contract owners' equity ...    70,197     --   134,110     --   444,085     --   1,130,291     --
Contract owners' equity beginning of
   period ...............................        --     --        --     --        --     --          --     --
                                            -------    ---   -------    ---   -------    ---   ---------    ---
Contract owners' equity end of period ...   $70,197     --   134,110     --   444,085     --   1,130,291     --
                                            =======    ===   =======    ===   =======    ===   =========    ===

CHANGES IN UNITS:
   Beginning units ......................        --     --        --     --        --     --          --     --
                                            -------    ---   -------    ---   -------    ---   ---------    ---
   Units purchased ......................     8,429     --    16,666     --    54,818     --     120,246     --
   Units redeemed .......................      (372)    --        --     --       (93)    --      (2,207)    --
                                            -------    ---   -------    ---   -------    ---   ---------    ---
   Ending units .........................     8,057     --    16,666     --    54,725     --     118,039     --
                                            =======    ===   =======    ===   =======    ===   =========    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     FedQualBd              FedQualBdS
                                            --------------------------   ----------------
Investment activity:                            2002           2001        2002      2001
                                            ------------    ----------   ---------   ----
   Net investment income (loss) .........   $  5,466,023       565,889     (15,329)    --
   Realized gain (loss) on investments ..      2,847,877     3,124,528      11,346     --
   Change in unrealized gain (loss)
      on investments ....................     14,294,870     3,032,816     118,830     --
   Reinvested capital gains .............      3,527,253       234,904          --     --
                                            ------------   -----------   ---------    ---
      Net increase (decrease) in
      contract owners' equity resulting
      from operations ...................     26,136,023     6,958,137     114,847     --
                                            ------------   -----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    128,763,804   116,945,658   4,058,836     --
   Transfers between funds ..............     71,946,936    55,210,987      45,561     --
   Redemptions (note 3) .................    (40,047,918)  (11,401,817)    (26,616)    --
   Annuity benefits .....................        (74,955)      (26,636)         --     --
   Annual contract maintenance charges
      (note 2) ..........................         (1,306)         (321)         --     --
   Contingent deferred sales charges
      (note 2) ..........................       (550,614)     (149,164)         --     --
   Adjustments to maintain reserves              109,397       230,183         (28)    --
                                            ------------   -----------   ---------    ---
         Net equity transactions ........    160,145,344   160,808,890   4,077,753     --
                                            ------------   -----------   ---------    ---

Net change in contract owners' equity ...    186,281,367   167,767,027   4,192,600     --
Contract owners' equity beginning
   of period ............................    232,636,766    64,869,739          --     --
                                            ------------   -----------   ---------    ---
Contract owners' equity end of period ...   $418,918,133   232,636,766   4,192,600     --
                                            ============   ===========   =========    ===

CHANGES IN UNITS:
   Beginning units ......................     20,337,003     6,068,735          --     --
                                            ------------   -----------   ---------    ---
   Units purchased ......................     15,916,826    15,154,212     396,196     --
   Units redeemed .......................     (2,270,017)     (885,944)     (2,536)    --
                                            ------------   -----------   ---------    ---
   Ending units .........................     33,983,812    20,337,003     393,660     --
                                            ============   ===========   =========    ===

                                                     FidVIPEIS               FidVIPEI2
                                            --------------------------   ----------------
Investment activity:                             2002          2001        2002      2001
                                            ------------   -----------   ---------   ----
   Net investment income (loss) .........      2,636,141     1,794,495     (12,694)    --
   Realized gain (loss) on investments ..    (21,941,895)   (4,933,610)      2,909     --
   Change in unrealized gain (loss)
      on investments ....................   (132,146,951)  (58,178,673)     (4,057)    --
   Reinvested capital gains .............     14,786,371    24,425,390          --     --
                                            ------------   -----------   ---------    ---
      Net increase (decrease) in contract
      owners'equity resulting from
      operations ........................   (136,666,334)  (36,892,398)    (13,842)    --
                                            ------------   -----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    150,881,618   211,927,649   3,594,297     --
   Transfers between funds ..............    (11,384,623)   19,711,025      60,792     --
   Redemptions (note 3) .................    (65,808,487)  (43,243,678)    (18,236)    --
   Annuity benefits .....................       (103,261)     (109,705)         --     --
   Annual contract maintenance charges
      (note 2) ..........................         (9,775)       (7,529)         --     --
   Contingent deferred sales charges
      (note 2) ..........................       (997,436)     (716,384)       (205)    --
   Adjustments to maintain reserves             (196,318)      (64,336)        (55)    --
                                            ------------   -----------   ---------    ---
         Net equity transactions ........     72,381,718   187,497,042   3,636,593     --
                                            ------------   -----------   ---------    ---

Net change in contract owners' equity ...    (64,284,616)  150,604,644   3,622,751     --
Contract owners' equity beginning
   of period ............................    666,202,250   515,597,606          --     --
                                            ------------   -----------   ---------    ---
Contract owners' equity end of period ...    601,917,634   666,202,250   3,622,751     --
                                            ============   ===========   =========    ===

CHANGES IN UNITS:
   Beginning units ......................     54,589,794    39,698,766          --     --
                                            ------------   -----------   ---------    ---
   Units purchased ......................      7,525,848    17,227,857     445,972     --
   Units redeemed .......................     (1,903,062)   (2,336,829)     (2,203)    --
                                            ------------   -----------   ---------    ---
   Ending units .........................     60,212,580    54,589,794     443,769     --
                                            ============   ===========   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      FidVIPGrS                 FidVIPGr2
                                            -----------------------------   ----------------
Investment activity:                             2002            2001          2002     2001
                                            -------------   -------------   ---------   ----
   Net investment income (loss) .........   $  (7,043,658)    (10,516,226)     (4,734)    --
   Realized gain (loss) on investments ..    (148,576,507)    (42,015,190)       (259)    --
   Change in unrealized gain (loss)
      on investments ....................    (116,016,093)   (220,107,096)    (48,224)    --
   Reinvested capital gains .............              --      68,833,430          --     --
                                            -------------   -------------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (271,636,258)   (203,805,082)    (53,217)    --
                                            -------------   -------------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      84,541,132     217,224,830   1,502,545     --
   Transfers between funds ..............     (96,878,272)    (90,949,980)     71,694     --
   Redemptions (note 3) .................     (72,771,471)    (69,033,475)    (16,749)    --
   Annuity benefits .....................        (126,329)        (76,461)         --     --
   Annual contract maintenance charges
      (note 2) ..........................         (31,691)        (33,414)         --     --
   Contingent deferred sales charges
      (note 2) ..........................      (1,292,721)     (1,262,520)         --     --
   Adjustments to maintain reserves .....        (298,141)       (407,523)        (31)    --
                                            -------------   -------------   ---------    ---
         Net equity transactions ........     (86,857,493)     55,461,457   1,557,459     --
                                            -------------   -------------   ---------    ---
Net change in contract owners' equity ...    (358,493,751)   (148,343,625)  1,504,242     --
Contract owners' equity beginning
   of period ............................     893,332,864   1,041,676,489          --     --
                                            -------------   -------------   ---------    ---
Contract owners' equity end of period ...   $ 534,839,113     893,332,864   1,504,242     --
                                            =============   =============   =========    ===

CHANGES IN UNITS:
   Beginning units ......................      69,067,055      64,931,576          --     --
                                            -------------   -------------   ---------    ---
   Units purchased ......................       8,690,088       5,887,586     204,810     --
   Units redeemed .......................     (17,438,508)     (1,752,107)     (2,134)    --
                                            -------------   -------------   ---------    ---
   Ending units .........................      60,318,635      69,067,055     202,676     --
                                            =============   =============   =========    ===

                                                    FidVIPHIS                   FidVIPOvS
                                            -------------------------   -------------------------
Investment activity:                            2002          2001          2002          2001
                                            -----------   -----------   -----------   -----------
   Net investment income (loss) .........    16,113,095    21,158,404      (355,166)    5,070,522
   Realized gain (loss) on investments ..   (42,376,399)  (66,575,722)    3,578,081   (38,696,811)
   Change in unrealized gain (loss)
      on investments ....................    31,295,351    20,368,597   (17,458,398)    1,567,777
   Reinvested capital gains .............            --            --            --    10,380,090
                                            -----------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     5,032,047   (25,048,721)  (14,235,483)  (21,678,422)
                                            -----------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    26,460,320    47,694,180     5,331,334    24,804,871
   Transfers between funds ..............     8,164,541       903,055   (29,957,379)  (13,704,332)
   Redemptions (note 3) .................   (23,439,729)  (16,038,348)  (8,454,586)    (6,921,969)
   Annuity benefits .....................       (16,151)       (6,335)      (22,501)       (8,592)
   Annual contract maintenance charges
      (note 2) ..........................        (3,062)       (2,933)       (1,315)       (1,400)
   Contingent deferred sales charges
      (note 2) ..........................      (324,931)     (255,414)     (151,610)     (113,669)
   Adjustments to maintain reserves .....       (25,743)      (28,093)      (20,491)      (27,795)
                                            -----------   -----------   -----------   -----------
         Net equity transactions ........    10,815,245    32,266,112   (33,276,548)    4,027,114
                                            -----------   -----------   -----------   -----------

Net change in contract owners' equity ...    15,847,292     7,217,391   (47,512,031)  (17,651,308)
Contract owners' equity beginning
   of period ............................   180,112,967   172,895,576   107,376,380   125,027,688
                                            -----------   -----------   -----------   -----------
Contract owners' equity end of period ...   195,960,259   180,112,967   59,864,349    107,376,380
                                            ===========   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................    25,533,687    21,554,541    10,843,987     9,861,469
                                            -----------   -----------   -----------   -----------
   Units purchased ......................     1,972,574     4,960,970       510,873     1,428,257
   Units redeemed .......................      (567,290)     (981,824)   (3,680,813)     (445,739)
                                            -----------   -----------   -----------   -----------
   Ending units .........................    26,938,971    25,533,687     7,674,047    10,843,987
                                            ===========   ===========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               FidVIPOvS2R         FidVIPOvSR              FidVIPConS              FidVIPCon2
                                            -----------------   -----------------   -------------------------   ----------------
Investment activity:                           2002      2001      2002      2001      2002           2001         2002     2001
                                            ----------   ----   ----------   ----   -----------   -----------   ---------   ----
   Net investment income (loss) .........   $   (6,107)    --      (95,583)    --    (2,212,692)   (2,241,975)     (9,700)    --
   Realized gain (loss) on investments ..          (21)    --     (243,392)    --   (31,729,685)   (4,720,225)     (1,916)    --
   Change in unrealized gain (loss)
      on investments ....................      (39,923)    --   (2,512,530)    --   (25,397,539)  (92,253,027)    (30,169)    --
   Reinvested capital gains .............           --     --           --     --            --    15,654,677          --     --
                                            ----------    ---   ----------    ---   -----------   -----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      (46,051)    --   (2,851,505)    --   (59,339,916)  (83,560,550)    (41,785)    --
                                            ----------    ---   ----------    ---   -----------   -----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    1,579,784     --    7,684,792     --    70,407,167   107,088,206   2,968,149     --
   Transfers between funds ..............       29,074     --   14,010,136     --    (4,051,205)  (43,264,215)    (13,261)    --
   Redemptions (note 3) .................       (5,051)    --     (968,865)    --   (53,410,589)  (37,414,607)     (5,461)    --
   Annuity benefits .....................           --     --           --     --      (150,231)     (194,306)         --     --
   Annual contract maintenance charges
      (note 2) ..........................           --     --          (41)    --       (25,386)      (24,432)         --     --
   Contingent deferred sales charges
      (note 2) ..........................           --     --      (12,736)    --    (1,003,594)     (678,695)         --     --
   Adjustments to maintain reserves .....          (37)    --       56,856     --       (10,314)      (85,629)        (44)    --
                                            ----------    ---   ----------    ---   -----------   -----------   ---------    ---
         Net equity transactions ........    1,603,770     --   20,770,142     --    11,755,848    25,426,322   2,949,383     --
                                            ----------    ---   ----------    ---   -----------   -----------   ---------    ---

Net change in contract owners' equity ...    1,557,719     --   17,918,637     --   (47,584,068)  (58,134,228)  2,907,598     --
Contract owners' equity beginning
   of period ............................           --     --           --     --   551,747,477   609,881,705          --     --
                                            ----------    ---   ----------    ---   -----------   -----------   ---------    ---
Contract owners' equity end of period ...   $1,557,719     --   17,918,637     --   504,163,409   551,747,477   2,907,598     --
                                            ==========    ===   ==========    ===   ===========   ===========   =========    ===

CHANGES IN UNITS:
   Beginning units ......................           --     --           --     --    44,175,712    42,190,840          --     --
                                            ----------    ---   ----------    ---   -----------   -----------   ---------    ---
   Units purchased ......................      203,010     --    2,415,941     --     1,649,247     2,835,835     340,060     --
   Units redeemed .......................         (633)    --      (99,046)    --      (511,349)     (850,963)     (2,118)    --
                                            ----------    ---   ----------    ---   -----------   -----------   ---------    ---
   Ending units .........................      202,377     --    2,316,895     --    45,313,610    44,175,712     337,942     --
                                            ==========    ===   ==========    ===   ===========   ===========   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                    FidVIPGrOpS             FidVIPMCap2
                                            --------------------------   ----------------
Investment activity:                            2002           2001         2002     2001
                                            ------------   -----------   ---------   ----
   Net investment income (loss) .........   $   (115,121)   (1,203,116)     (5,730)    --
   Realized gain (loss) on investments       (22,291,250)  (14,528,739)       (984)    --
   Change in unrealized gain (loss)
      on investments ....................     (7,084,177)  (11,480,505)     14,767     --
   Reinvested capital gains .............             --            --          --     --
                                            ------------   -----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (29,490,548)  (27,212,360)      8,053     --
                                            ------------   -----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      6,502,305    18,560,640   1,765,544     --
   Transfers between funds ..............    (13,737,233)  (18,857,502)     41,462     --
   Redemptions (note 3) .................    (12,174,989)  (13,280,412)     (4,569)    --
   Annuity benefits .....................        (30,823)       (3,185)         --     --
   Annual contract maintenance charges
      (note 2) ..........................         (2,572)       (2,571)         --     --
   Contingent deferred sales charges
      (note 2) ..........................       (219,268)     (368,763)         --     --
   Adjustments to maintain reserves .....        (33,830)      (82,728)        (28)    --
                                            ------------   -----------   ---------    ---
         Net equity transactions ........    (19,696,410)  (14,034,521)  1,802,409     --
                                            ------------   -----------   ---------    ---

Net change in contract owners' equity ...    (49,186,958)  (41,246,881)  1,810,462     --
Contract owners' equity beginning
   of period ............................    136,225,725   177,472,606          --     --
                                            ------------   -----------   ---------    ---
Contract owners' equity end of period ...   $ 87,038,767   136,225,725   1,810,462     --
                                            ============   ===========   =========    ===
CHANGES IN UNITS:
   Beginning units ......................     15,069,734    16,526,974          --     --
                                            ------------   -----------   ---------    ---
   Units purchased ......................        867,501     1,992,331     212,386     --
   Units redeemed .......................     (3,457,064)   (3,449,571)       (534)    --
                                            ------------   -----------   ---------    ---
   Ending units .........................     12,480,171    15,069,734     211,852     --
                                            ============   ===========   =========    ===

                                               FidVIPVaIS        FidVIPVaIS2
                                            ----------------   --------------
Investment activity:                           2002     2001     2002    2001
                                            ---------   ----   -------   ----
   Net investment income (loss) .........     (16,031)    --    (1,774)    --
   Realized gain (loss) on investments       (125,551)    --        89     --
   Change in unrealized gain (loss)
      on investments ....................    (719,815)    --    (9,475)    --
   Reinvested capital gains .............          --     --        --     --
                                            ---------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (861,397)    --   (11,160)    --
                                            ---------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   1,368,105     --   424,246     --
   Transfers between funds ..............   6,334,864     --    34,567     --
   Redemptions (note 3) .................    (135,161)    --        --     --
   Annuity benefits .....................      (2,211)    --        --     --
   Annual contract maintenance charges
      (note 2) ..........................          (2)    --        --     --
   Contingent deferred sales charges
      (note 2) ..........................        (559)    --        --     --
   Adjustments to maintain reserves .....        (471)    --       (31)    --
                                            ---------    ---   -------    ---
         Net equity transactions ........   7,564,565     --   458,782     --
                                            ---------    ---   -------    ---

Net change in contract owners' equity ...   6,703,168     --   447,622     --
Contract owners' equity beginning
   of period ............................          --     --        --     --
                                            ---------    ---   -------    ---
Contract owners' equity end of period ...   6,703,168     --   447,622     --
                                            =========    ===   =======    ===
CHANGES IN UNITS:
   Beginning units ......................          --     --        --     --
                                            ---------    ---   -------    ---
   Units purchased ......................     912,839     --    59,983     --
   Units redeemed .......................     (15,474)    --        --     --
                                            ---------    ---   -------    ---
   Ending units .........................     897,365     --    59,983     --
                                            =========    ===   =======    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  FHCapAp               FHGrInc
                                            -------------------   -------------------
Investment activity:                           2002       2001       2002       2001
                                            ---------   -------   ---------   -------
   Net investment income (loss) .........   $  (1,487)      (20)     (4,736)      254
   Realized gain (loss) on investments ..     (14,431)        1     (42,807)        3
   Change in unrealized gain (loss)
      on investments ....................    (107,556)   46,031    (271,924)    7,405
   Reinvested capital gains .............          --        --         759        --
                                            ---------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (123,474)   46,012    (318,708)    7,662
                                            ---------   -------   ---------   -------

Equity transactions:
   Purchase payments received from ......     221,382    37,214   1,214,737    78,740
      contract owners (note 3)
   Transfers between funds ..............      12,816        --       2,407        --
   Redemptions (note 3) .................     (28,251)       --     (88,978)      (33)
   Annuity benefits .....................          --        --          --        --
   Annual contract maintenance charges
      (note 2) ..........................          --        --          --        --
   Contingent deferred sales charges
      (note 2) ..........................        (310)       --      (1,515)       --
   Adjustments to maintain reserves .....        (143)  470,060        (344)  529,898
                                            ---------   -------   ---------   -------
         Net equity transactions ........     205,494   507,274   1,126,307   608,605
                                            ---------   -------   ---------   -------

Net change in contract owners' equity ...      82,020   553,286     807,599   616,267
Contract owners' equity beginning
   of period ............................     553,286        --     616,267        --
                                            ---------   -------   ---------   -------
Contract owners' equity end of period ...   $ 635,306   553,286   1,423,866   616,267
                                            =========   =======   =========   =======

CHANGES IN UNITS:
   Beginning units ......................      50,748        --      60,994        --
                                            ---------   -------   ---------   -------
   Units purchased ......................      23,099    50,748     138,341    61,020
   Units redeemed .......................      (2,245)       --      (8,823)      (26)
                                            ---------   -------   ---------   -------
   Ending units .........................      71,602    50,748     190,512    60,994
                                            =========   =======   =========   =======

                                                    GVITCVal                  GVITDMidCapI
                                            ------------------------   -------------------------
Investment activity:                            2002         2001          2002          2001
                                            -----------   ----------   -----------   -----------
   Net investment income (loss) .........        59,477      112,776    (1,537,589)     (747,072)
   Realized gain (loss) on investments ..   (18,031,809)      46,759    (7,973,216)   (2,289,035)
   Change in unrealized gain (loss)
      on investments ....................     6,523,419   (7,089,737)  (28,950,884)     (783,741)
   Reinvested capital gains .............            --           --     1,574,265     1,294,120
                                            -----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (11,448,913)  (6,930,202)  (36,887,424)   (2,525,728)
                                            -----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     5,797,278   12,443,493    66,481,866    53,016,898
   Transfers between funds ..............    (2,189,198)  (6,591,209)   10,740,488    31,245,674
   Redemptions (note 3) .................    (4,657,278)  (4,297,405)  (18,939,135)   (7,509,292)
   Annuity benefits .....................        (4,186)      (3,682)      (45,645)      (26,938)
   Annual contract maintenance charges
      (note 2) ..........................          (587)        (540)       (2,908)       (1,350)
   Contingent deferred sales charges
      (note 2) ..........................       (66,784)     (66,982)     (294,652)     (137,028)
   Adjustments to maintain reserves              (7,073)     (14,996)       (7,703)      (59,897)
                                            -----------   ----------   -----------   -----------
         Net equity transactions ........    (1,127,828)   1,468,679    57,932,311    76,528,067
                                            -----------   ----------   -----------   -----------

Net change in contract owners' equity ...   (12,576,741)  (5,461,523)   21,044,887    74,002,339
Contract owners' equity beginning
   of period ............................    45,858,981   51,320,504   163,195,077    89,192,738
                                            -----------   ----------   -----------   -----------
Contract owners' equity end of period ...    33,282,240   45,858,981   184,239,964   163,195,077
                                            ===========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................     4,369,756    4,254,275    10,642,272     5,685,236
                                            -----------   ----------   -----------   -----------
   Units purchased ......................       455,909      169,364     4,452,570     5,359,375
   Units redeemed .......................      (538,420)     (53,883)     (732,644)     (402,339)
                                            -----------   ----------   -----------   -----------
   Ending units .........................     4,287,245    4,369,756    14,362,198    10,642,272
                                            ===========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  GVITEmMrkts           GVITEmMrkts3             GVITFHiInc            GVITGlFin1
                                            -----------------------   -----------------   ------------------------   --------------
Investment activity:                            2002         2001        2002      2001      2002          2001        2002    2001
                                            -----------   ---------   ----------   ----   -----------   ----------   -------   ----
   Net investment income (loss) .........   $   (84,637)    (12,970)     (20,036)    --     8,710,088    6,748,480       (96)    --
   Realized gain (loss) on investments ..        47,811    (262,635)    (556,651)    --    (9,370,539)  (9,891,459)      222     --
   Change in unrealized gain (loss)
      on investments ....................    (1,425,060)    224,888     (666,973)    --     3,033,779    4,414,829     2,313     --
   Reinvested capital gains .............            --          --           --     --            --           --        --     --
                                            -----------   ---------   ----------    ---   -----------   ----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (1,461,886)    (50,717)  (1,243,660)    --     2,373,328    1,271,850     2,439     --
                                            -----------   ---------   ----------    ---   -----------   ----------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     1,102,141   1,795,110    3,241,414     --    29,197,984   23,759,607    47,769     --
   Transfers between funds ..............      (614,993)  3,615,363    8,303,983     --    26,422,982   21,904,043        --     --
   Redemptions (note 3) .................      (886,311)   (102,354)    (408,661)    --   (15,301,933)  (6,517,420)  (25,344)    --
   Annuity benefits .....................        (5,369)       (976)          --     --       (51,505)     (38,757)   (2,230)    --
   Annual contract maintenance charges
      (note 2) ..........................          (159)        (18)         (21)    --          (643)        (308)       --     --
   Contingent deferred sales charges
      (note 2) ..........................       (14,249)     (1,147)      (3,431)    --      (178,883)     (91,339)       --     --
   Adjustments to maintain reserves .....           142     (11,836)       2,704     --        34,327      (27,444)        3     --
                                            -----------   ---------   ----------    ---   -----------   ----------   -------    ---
         Net equity transactions ........      (418,798)  5,294,142   11,135,988     --    40,122,329   38,988,382    20,198     --
                                            -----------   ---------   ----------    ---   -----------   ----------   -------    ---

Net change in contract owners' equity ...    (1,880,684)  5,243,425    9,892,328     --    42,495,657   40,260,232    22,637     --
Contract owners' equity beginning
   of period ............................     5,348,292     104,867           --     --    95,559,807   55,299,575        --     --
                                            -----------   ---------   ----------    ---   -----------   ----------   -------    ---
Contract owners' equity end of period ...   $ 3,467,608   5,348,292    9,892,328     --   138,055,464   95,559,807    22,637     --
                                            ===========   =========    =========    ===   ===========   ==========   =======    ===

CHANGES IN UNITS:
   Beginning units ......................       688,788      12,616           --     --     9,462,395    5,607,802        --     --
                                            -----------   ---------   ----------    ---   -----------   ----------   -------    ---
   Units purchased ......................       479,749     688,726    1,363,399     --     4,881,629    4,335,526        --     --
   Units redeemed .......................      (653,500)    (12,554)     (45,068)    --      (866,321)    (480,933)       --     --
                                            -----------   ---------   ----------    ---   -----------   ----------   -------    ---
   Ending units .........................       515,037     688,788    1,318,331     --    13,477,703    9,462,395        --     --
                                            ===========   =========   ==========    ===   ===========   ==========   =======    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                GVITGlFin3        GVITGlHlth3            GVITGlTech            GVITGlTech3
                                            -----------------   ----------------   -----------------------   ----------------
Investment activity:                           2002      2001      2002     2001      2002         2001        2002      2001
                                            ----------   ----   ---------   ----   ----------   ----------   ---------   ----
   Net investment income (loss) .........   $  (11,374)    --     (40,020)    --      (27,931)     (78,573)     (6,758)    --
   Realized gain (loss) on investments ..       20,341     --    (233,351)    --   (2,045,706)  (3,895,249)   (228,203)    --
   Change in unrealized gain (loss)
      on investments ....................       21,644     --    (376,578)    --   (1,519,232)     641,527    (286,598)    --
   Reinvested capital gains .............           --     --          --     --           --           --          --     --
                                            ----------    ---   ---------    ---   ----------   ----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................       30,611     --    (649,949)    --   (3,592,869)  (3,332,295)   (521,559)    --
                                            ----------    ---   ---------    ---   ----------   ----------   ---------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      659,730     --   5,719,794     --      812,420    4,024,218     808,135     --
   Transfers between funds ..............    1,765,580     --   3,371,847     --   (2,708,664)   3,306,990   3,448,892     --
   Redemptions (note 3) .................      (85,802)    --    (279,976)    --     (496,243)    (366,917)    (90,153)    --
   Annuity benefits .....................           --     --          --     --           --           (2)         --     --
   Annual contract maintenance charges
      (note 2) ..........................           --     --          (1)    --         (342)        (223)        (25)    --
   Contingent deferred sales charges
      (note 2) ..........................         (238)    --      (1,382)    --      (16,278)      (4,661)       (666)    --
   Adjustments to maintain reserves .....          (88)    --      (4,214)    --       (2,105)     (92,216)      3,809     --
                                            ----------    ---   ---------    ---   ----------   ----------   ---------    ---
         Net equity transactions ........    2,339,182     --   8,806,068     --   (2,411,212)   6,867,189   4,169,992     --
                                            ----------    ---   ---------    ---   ----------   ----------   ---------    ---

Net change in contract owners' equity ...    2,369,793     --   8,156,119     --   (6,004,081)   3,534,894   3,648,433     --
Contract owners' equity beginning
   of period ............................           --     --          --     --    9,106,841    5,571,947          --     --
                                            ----------    ---   ---------    ---   ----------   ----------   ---------    ---
Contract owners' equity end of period ...   $2,369,793     --   8,156,119     --    3,102,760    9,106,841   3,648,433     --
                                            ==========    ===   =========    ===   ==========   ==========   =========    ===
CHANGES IN UNITS:
                                            ----------    ---   ---------    ---   ----------   ----------   ---------    ---
   Beginning units ......................           --     --          --     --    2,521,408      873,083          --     --
   Units purchased ......................      277,772     --     995,390     --      342,206    1,726,889     522,036     --
   Units redeemed .......................       (9,178)    --     (28,875)    --   (1,349,964)     (78,564)    (10,606)    --
                                            ----------    ---   ---------    ---   ----------   ----------   ---------    ---
   Ending units .........................      268,594     --     966,515     --    1,513,650    2,521,408     511,430     --
                                            ==========    ===   =========    ===   ==========   ==========   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               GVITGlUtl1       GVITGlUtl3             GVITGvtBd                 GVITGvtBd2
                                            ---------------   --------------   ---------------------------   -----------------
Investment activity:                          2002     2001     2002    2001       2002           2001          2002      2001
                                            --------   ----   -------   ----   -------------   -----------   ----------   ----
   Net investment income (loss) .........   $    (12)    --       521     --      27,727,988    20,168,853      107,267     --
   Realized gain (loss) on investments ..       (316)    --   (27,348)    --      14,130,829     2,568,288          860     --
   Change in unrealized gain (loss)
      on investments ....................      2,033     --   (24,509)    --      25,591,500     1,559,036      (25,087)    --
   Reinvested capital gains .............         --     --        --     --       7,830,758       828,781       70,632     --
                                            --------    ---   -------    ---   -------------   -----------   ----------    ---
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......      1,705     --   (51,336)    --      75,281,075    25,124,958      153,672     --
                                            --------    ---   -------    ---   -------------   -----------   ----------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     50,517     --   390,193     --     221,018,275   208,529,666    9,870,664     --
   Transfers between funds ..............         --     --   464,069     --     219,387,728    79,594,315      215,168     --
   Redemptions (note 3) .................    (14,252)    --   (26,507)    --    (116,271,387)  (42,386,835)    (112,009)    --
   Annuity benefits .....................        (30)    --        --     --        (165,131)      (39,505)          --     --
   Annual contract maintenance charges
      (note 2) ..........................         --     --        (2)    --          (8,251)       (3,989)          --     --
   Contingent deferred sales charges
      (note 2) ..........................         --     --      (502)    --      (1,681,472)     (653,031)      (1,127)    --
   Adjustments to maintain reserves .....         15     --      (229)    --         412,383        30,786         (113)    --
                                            --------    ---   -------    ---   -------------   -----------   ----------    ---
         Net equity transactions ........     36,250     --   827,022     --     322,692,145   245,071,407    9,972,583     --
                                            --------    ---   -------    ---   -------------   -----------   ----------    ---

Net change in contract owners' equity ...     37,955     --   775,686     --     397,973,220   270,196,365   10,126,255     --
Contract owners' equity beginning
   of period ............................         --     --        --     --     616,004,559   345,808,194           --     --
                                            --------    ---   -------    ---   -------------   -----------   ----------    ---
Contract owners' equity end of period ...   $ 37,955     --   775,686     --   1,013,977,779   616,004,559   10,126,255     --
                                            ========    ===   =======    ===   =============   ===========   ==========    ===

CHANGES IN UNITS:
   Beginning units ......................         --     --        --     --      51,441,846    30,078,964           --     --
                                            --------    ---   -------    ---   -------------   -----------   ----------    ---
   Units purchased ......................         --     --   100,807     --      32,082,628    24,092,852      955,509     --
   Units redeemed .......................         --     --    (2,945)    --      (5,543,203)   (2,729,970)     (10,381)    --
                                            --------    ---   -------    ---   -------------   -----------   ----------    ---
   Ending units .........................         --     --    97,862     --      77,981,271    51,441,846      945,128     --
                                            ========    ===   =======    ===   =============   ===========   ==========    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     GVITGrowth               GVITIDAgg           GVITIDCon            GVITIDMod
                                            ---------------------------   -----------------   -----------------   ------------------
Investment activity:                            2002           2001          2002      2001      2002      2001      2002       2001
                                            ------------   ------------   ----------   ----   ----------   ----   -----------   ----
   Net investment income (loss) .........   $ (1,131,351)    (1,725,129)       3,578     --      494,091     --       468,595     --
   Realized gain (loss) on investments ..    (59,083,899)  (139,504,484)    (288,543)    --      (50,721)    --      (150,267)    --
   Change in unrealized gain (loss)
      on investments ....................     21,990,697     73,978,880     (678,183)    --      (51,455)    --    (3,539,297)    --
   Reinvested capital gains .............             --             --          694     --       30,633     --        96,021     --
                                            ------------   ------------   ----------    ---   ----------    ---   -----------    ---
      Net increase (decrease) in contract
         owners'equity resulting from
         operations .....................    (38,224,553)   (67,250,733)    (962,454)    --      422,548     --    (3,124,948)    --
                                            ------------   ------------   ----------    ---   ----------    ---   -----------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      6,121,615     15,671,912    9,887,030     --   32,954,534     --    79,120,503     --
   Transfers between funds ..............    (14,296,945)   (22,383,580)   4,402,046     --   33,664,001     --    49,407,948     --
   Redemptions (note 3) .................    (12,376,615)   (18,841,577)    (572,516)    --   (4,349,462)    --    (4,470,407)    --
   Annuity benefits .....................        (21,701)       (15,833)        (203)    --      (36,490)    --        (3,801)    --
   Annual contract maintenance charges
      (note 2) ..........................         (9,768)       (10,952)         (38)    --          (36)    --          (255)    --
   Contingent deferred sales charges
      (note 2) ..........................       (236,717)      (563,621)     (12,142)    --      (27,346)    --       (69,320)    --
   Adjustments to maintain reserves .....        (18,604)       (96,162)      (8,761)    --      838,564     --        (8,688)    --
                                            ------------   ------------   ----------    ---   ----------    ---   -----------    ---
         Net equity transactions ........    (20,838,735)   (26,239,813)  13,695,416     --   63,043,765     --   123,975,980     --
                                            ------------   ------------   ----------    ---   ----------    ---   -----------    ---

Net change in contract owners'equity ....    (59,063,288)   (93,490,546)  12,732,962     --   63,466,313     --   120,851,032     --
Contract owners'equity beginning
   of period ............................    138,834,579    232,325,125           --     --           --     --            --     --
                                            ------------   ------------   ----------    ---   ----------    ---   -----------    ---
Contract owners'equity end of period ....   $ 79,771,291    138,834,579   12,732,962     --   63,466,313     --   120,851,032    --
                                            ============   ============   ==========    ===   ==========    ===   ===========    ===

CHANGES IN UNITS:
   Beginning units ......................     19,812,385     23,423,006           --     --           --     --            --     --
                                            ------------   ------------   ----------    ---   ----------    ---   -----------    ---
   Units purchased ......................      1,079,422      2,217,317    1,604,012     --    6,663,808     --    13,797,409     --
   Units redeemed .......................     (4,703,337)    (5,827,938)     (59,500)    --     (384,824)    --      (448,682)    --
                                            ------------   ------------   ----------    ---   ----------    ---   -----------    ---
   Ending units .........................     16,188,470     19,812,385    1,544,512     --    6,278,984     --    13,348,727     --
                                            ============   ============   ==========    ===   ==========    ===   ===========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               GVITIDModAgg         GVITIDModCon            GVITIntGro            GVITIntGro3
                                            ------------------   -----------------   -----------------------   ----------------
Investment activity:                           2002       2001      2002      2001      2002         2001         2002     2001
                                            -----------   ----   ----------   ----   ----------   ----------   ---------   ----
   Net investment income (loss) .........   $    85,620     --      410,790     --      (23,471)     (14,846)     (7,555)    --
   Realized gain (loss) on investments ..      (195,210)    --     (124,828)    --       65,444       75,164    (169,671)    --
   Change in unrealized gain (loss)
      on investments ....................    (2,432,754)    --     (918,509)    --     (337,054)      23,267       7,721     --
   Reinvested capital gains .............        73,624     --       77,791     --           --           --          --     --
                                            -----------    ---   ----------    ---   ----------   ----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (2,468,720)    --    (554,756)     --     (295,081)      83,585    (169,505)    --
                                            -----------    ---   ----------    ---   ----------   ----------   ---------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    40,437,270     --   38,360,713     --    1,544,135    2,180,249     991,597     --
   Transfers between funds ..............    13,462,723     --   35,345,772     --   (1,407,388)  (1,056,473)    741,469     --
   Redemptions (note 3) .................    (1,924,853)    --   (3,433,669)    --     (252,938)     (24,186)    (41,022)    --
   Annuity benefits .....................       (10,833)    --       (5,067)    --       (2,903)          --          --     --
   Annual contract maintenance charges
      (note 2) ..........................          (102)    --          (58)    --          (79)         (34)        (11)    --
   Contingent deferred sales charges
      (note 2) ..........................       (12,819)    --      (21,232)    --       (1,058)        (545)       (856)    --
   Adjustments to maintain reserves .....       (16,411)    --      (18,988)    --         (549)        (808)       (265)    --
                                            -----------    ---   ----------    ---   ----------   ----------   ---------    ---
      Net equity transactions ...........    51,934,975     --   70,227,471     --     (120,780)   1,098,203   1,690,912     --
                                            -----------    ---   ----------    ---   ----------   ----------   ---------    ---

Net change in contract owners' equity ...    49,466,255     --   69,672,715     --     (415,861)   1,181,788   1,521,407     --
Contract owners' equity beginning
   of period ............................            --     --           --     --    1,585,220      403,432          --     --
                                            -----------    ---   ----------    ---   ----------   ----------   ---------    ---
Contract owners' equity end of period ...   $49,466,255     --   69,672,715     --    1,169,359    1,585,220   1,521,407     --
                                            ===========    ===   ==========    ===   ==========   ==========   =========    ===

CHANGES IN UNITS:
   Beginning units ......................            --     --           --     --      250,125       43,902          --     --
                                            -----------    ---   ----------    ---   ----------   ----------   ---------    ---
   Units purchased ......................     5,928,417     --    7,585,642     --      305,156      274,565     200,381     --
   Units redeemed .......................      (197,600)    --     (323,264)    --     (328,118)     (68,342)     (4,529)    --
                                            -----------    ---   ----------    ---   ----------   ----------   ---------    ---
   Ending units .........................     5,730,817     --    7,262,378     --      227,163      250,125     195,852     --
                                            ===========    ===   ==========    ===   ==========   ==========   =========    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     GVITJPBal                 GVITMMultiSec
                                            --------------------------   -------------------------
Investment activity:                            2002           2001          2002          2001
                                            ------------   -----------   -----------   -----------
   Net investment income (loss) .........   $  1,362,278     1,461,391     6,212,497     4,954,682
   Realized gain (loss) on investments ..     (2,984,130)     (999,307)   (1,024,306)   (1,697,833)
   Change in unrealized gain (loss)
      on investments ....................    (17,819,225)   (6,196,777)    2,809,117      (162,133)
   Reinvested capital gains .............             --            --            --            --
                                            ------------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (19,441,077)   (5,734,693)    7,997,308     3,094,716
                                            ------------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     28,761,672    42,522,114    25,614,898    30,631,377
   Transfers between funds ..............     (1,666,518)    4,701,223    23,807,959     3,061,118
   Redemptions (note 3) .................    (16,076,391)  (10,472,030)  (16,115,579)   (8,480,239)
   Annuity benefits .....................        (19,364)       (7,208)      (25,243)       (5,153)
   Annual contract maintenance charges
      (note 2) ..........................         (1,778)       (1,501)         (511)         (285)
   Contingent deferred sales charges
      (note 2) ..........................       (248,759)     (167,611)     (284,522)     (132,781)
   Adjustments to maintain reserves .....         (3,664)      (88,549)       74,179        13,265
                                            ------------   -----------   -----------   -----------
         Net equity transactions ........     10,745,198    36,486,438    33,071,181    25,087,302
                                            ------------   -----------   -----------   -----------

Net change in contract owners' equity ...     (8,695,879)   30,751,745    41,068,489    28,182,018
Contract owners' equity beginning
   of period ............................    135,377,876   104,626,131   122,572,830    94,390,812
                                            ------------   -----------   -----------   -----------
Contract owners' equity end of period ...   $126,681,997   135,377,876   163,641,319   122,572,830
                                            ============   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................     13,426,670     9,840,207    11,028,888     8,741,583
                                            ------------   -----------   -----------   -----------
   Units purchased ......................      1,577,962     4,236,304     3,558,376     2,747,187
   Units redeemed .......................       (435,778)     (649,841)     (702,296)     (459,882)
                                            ------------   -----------   -----------   -----------
   Ending units .........................     14,568,854    13,426,670    13,884,968    11,028,888
                                            ============   ===========   ===========   ===========

                                                      GVITMyMkt               GVITLead
                                            -----------------------------   ------------
Investment activity:                             2002            2001        2002   2001
                                            -------------   -------------   -----   ----
   Net investment income (loss) .........        (180,738)     21,150,064       7     --
   Realized gain (loss) on investments ..      (2,774,657)     (5,161,834)     --     --
   Change in unrealized gain (loss)
      on investments ....................        (282,443)       (113,878)     19     --
   Reinvested capital gains .............              --              --      --     --
                                            -------------   -------------   -----    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      (3,237,838)     15,874,352      26     --
                                            -------------   -------------   -----    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     543,408,437     931,506,909   2,952     --
   Transfers between funds ..............      11,284,018    (206,445,101)     --     --
   Redemptions (note 3) .................    (757,533,053)   (212,237,907)     --     --
   Annuity benefits .....................        (127,756)        (98,233)     --     --
   Annual contract maintenance charges
      (note 2) ..........................          (8,361)         (5,156)     --     --
   Contingent deferred sales charges
      (note 2) ..........................      (6,157,984)     (2,535,175)     --     --
   Adjustments to maintain reserves .....         155,076         407,597      (3)    --
                                            -------------   -------------   -----    ---
         Net equity transactions ........    (208,979,623)    510,592,934   2,949     --
                                            -------------   -------------   -----    ---

Net change in contract owners' equity ...    (212,217,461)    526,467,286   2,975     --
Contract owners' equity beginning
   of period ............................   1,334,551,363     808,084,077      --     --
                                            -------------   -------------   -----    ---
Contract owners' equity end of period ...   1,122,333,902   1,334,551,363   2,975     --
                                            =============   =============   =====    ===

CHANGES IN UNITS:
   Beginning units ......................     117,529,505      72,240,736      --     --
                                            -------------   -------------   -----    ---
   Units purchased ......................      52,369,100      59,278,417     355     --
   Units redeemed .......................     (71,519,495)    (13,989,648)     --     --
                                            -------------   -------------   -----    ---
   Ending units .........................      98,379,110     117,529,505     355     --
                                            =============   =============   =====    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 GVITLead3             GVITNStrVal
                                            ------------------   -----------------------
Investment activity:                            2002      2001      2002         2001
                                            -----------   ----   ----------   ----------
   Net investment income (loss) .........   $   (21,594)   --      (146,315)    (119,198)
   Realized gain (loss) on investments ..    (1,092,083)   --    (1,057,941)     (44,923)
   Change in unrealized gain (loss)
      on investments ....................      (140,138)   --    (3,386,730)  (1,029,469)
   Reinvested capital gains .............            --    --            --       28,421
                                            -----------   ---    ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (1,253,815)   --    (4,590,986)  (1,165,169)
                                            -----------   ---    ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     1,158,016    --       168,286      339,908
   Transfers between funds ..............     7,059,864    --    (1,737,375)     238,685
   Redemptions (note 3) .................      (779,809)   --    (1,732,203)  (2,589,872)
   Annuity benefits .....................            --    --        (2,464)          --
   Annual contract maintenance charges
      (note 2) ..........................           (22)   --          (279)        (275)
   Contingent deferred sales charges
      (note 2) ..........................       (21,474)   --       (37,340)    (107,192)
   Adjustments to maintain reserves .....         2,254    --       (18,622)        (604)
                                            -----------   ---    ----------   ----------
         Net equity transactions ........     7,418,829    --    (3,359,997)  (2,119,350)
                                            -----------   ---    ----------   ----------

Net change in contract owners' equity ...     6,165,014    --    (7,950,983)  (3,284,519)
Contract owners' equity beginning
   of period ............................            --    --    18,783,461   22,067,980
                                            -----------   ---    ----------   ----------
Contract owners' equity end of period ...   $ 6,165,014    --    10,832,478   18,783,461
                                            ===========   ===    ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................            --    --     1,814,381    2,045,136
                                            -----------   ---    ----------   ----------
   Units purchased ......................       733,827    --        20,036       66,191
   Units redeemed .......................       (58,527)   --      (413,086)    (296,946)
                                            -----------   ---    ----------   ----------
   Ending units .........................       675,300    --     1,421,331    1,814,381
                                            ===========   ===    ==========   ==========

                                                    GVITSmCapGr          GVITSmCapGr2
                                            -------------------------   --------------
Investment activity:                            2002          2001        2002    2001
                                            -----------   -----------   -------   ----
   Net investment income (loss) .........    (1,042,884)     (944,565)   (1,516)   --
   Realized gain (loss) on investments ..   (20,429,430)  (20,891,380)    3,505    --
   Change in unrealized gain (loss)
      on investments ....................   (16,058,574)   12,606,435   (10,045)   --
   Reinvested capital gains .............            --            --        --    --
                                            -----------   -----------   -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (37,530,888)   (9,229,510)   (8,056)   --
                                            -----------   -----------   -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    23,240,562    34,075,774   457,548    --
   Transfers between funds ..............   (11,284,457)   15,671,384       334    --
   Redemptions (note 3) .................    (7,587,880)   (4,396,701)   (3,788)   --
   Annuity benefits .....................        (7,271)       (2,411)       --    --
   Annual contract maintenance charges
      (note 2) ..........................        (1,897)       (1,254)       --    --
   Contingent deferred sales charges
      (note 2) ..........................      (174,985)      (72,389)       --    --
   Adjustments to maintain reserves .....       (49,095)   (1,605,633)      (11)   --
                                            -----------   -----------   -------   ---
         Net equity transactions ........     4,134,977    43,668,770   454,083    --
                                            -----------   -----------   -------   ---

Net change in contract owners' equity ...   (33,395,911)   34,439,260   446,027    --
Contract owners' equity beginning
   of period ............................   104,224,598    69,785,338        --    --
                                            -----------   -----------   -------   ---
Contract owners' equity end of period ...    70,828,687   104,224,598   446,027    --
                                            ===========   ===========   =======   ===

CHANGES IN UNITS:
   Beginning units ......................     7,019,483     4,035,276        --    --
                                            -----------   -----------   -------   ---
   Units purchased ......................       318,872     3,225,240    62,755    --
   Units redeemed .......................       (98,677)     (241,033)     (511)   --
                                            -----------   -----------   -------   ---
   Ending units .........................     7,239,678     7,019,483    62,244    --
                                            ===========   ===========   =======   ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   GVITSmCapVal            GVITSmCapVal2
                                            ---------------------------   --------------
Investment activity:                             2002           2001        2002    2001
                                            -------------   -----------   -------   ----
   Net investment income (loss) .........   $  (3,962,039)   (2,903,263)   (2,437)    --
   Realized gain (loss) on investments ..     (52,629,052)    3,673,424    (1,939)    --
   Change in unrealized gain (loss)
      on investments ....................     (74,016,267)   17,317,519    17,135     --
   Reinvested capital gains .............       8,654,804    26,302,824        --     --
                                            -------------   -----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (121,952,554)   44,390,504    12,759     --
                                            -------------   -----------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      86,691,031    92,625,183   637,653     --
   Transfers between funds ..............     (24,609,301)  127,309,980     2,075     --
   Redemptions (note 3) .................     (35,037,161)  (20,217,316)   (3,939)    --
   Annuity benefits .....................         (39,728)      (21,888)       --     --
   Annual contract maintenance charges
      (note 2) ..........................          (7,389)       (5,050)       --     --
   Contingent deferred sales charges
      (note 2) ..........................        (603,080)     (363,275)       --     --
   Adjustments to maintain reserves .....         (69,547)       94,517        (7)    --
                                            -------------   -----------   -------    ---
         Net equity transactions ........      26,324,825   199,422,151   635,782     --
                                            -------------   -----------   -------    ---

Net change in contract owners' equity ...     (95,627,729)  243,812,655   648,541     --
Contract owners' equity beginning
   of period ............................     383,682,853   139,870,198        --     --
                                            -------------   -----------   -------    ---
Contract owners' equity end of period ...   $ 288,055,124   383,682,853   648,541     --
                                            =============   ===========   =======    ===

CHANGES IN UNITS:
   Beginning units ......................      20,396,752     9,836,911        --     --
                                            -------------   -----------   -------    ---
   Units purchased ......................         740,770    11,439,851    92,075     --
   Units redeemed .......................        (214,504)     (880,010)     (560)    --
                                            -------------   -----------   -------    ---
   Ending units .........................      20,923,018    20,396,752    91,515     --
                                            =============   ===========   =======    ===

                                                   GVITSmComp              GVITSmComp2
                                            -------------------------   ----------------
Investment activity:                            2002          2001         2002     2001
                                            -----------   -----------   ---------   ----
   Net investment income (loss) .........    (2,911,457)   (2,442,953)     (4,204)    --
   Realized gain (loss) on investments ..    (6,708,595)  (50,334,441)       (422)    --
   Change in unrealized gain (loss)
      on investments ....................   (42,174,252)   34,111,427      (9,604)    --
   Reinvested capital gains .............            --            --          --     --
                                            -----------   -----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (51,794,304)  (18,665,967)    (14,230)    --
                                            -----------   -----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    48,948,367    61,219,849   1,201,137     --
   Transfers between funds ..............    (8,294,587)   11,787,081      25,595     --
   Redemptions (note 3) .................   (31,599,380)  (16,465,397)    (12,694)    --
   Annuity benefits .....................       (46,896)      (21,640)         --     --
   Annual contract maintenance charges
      (note 2) ..........................        (5,100)       (3,759)         --     --
   Contingent deferred sales charges
      (note 2) ..........................      (380,528)     (214,784)       (206)    --
   Adjustments to maintain reserves .....      (195,208)      (78,929)        (28)    --
                                            -----------   -----------   ---------    ---
         Net equity transactions ........     8,426,668    56,222,421   1,213,804     --
                                            -----------   -----------   ---------    ---

Net change in contract owners' equity       (43,367,636)   37,556,454   1,199,574     --
Contract owners' equity beginning
      of period .........................   264,777,103   227,220,649          --     --
                                            -----------   -----------   ---------    ---
Contract owners' equity end of period       221,409,467   264,777,103   1,199,574     --
                                            ===========   ===========   =========    ===

CHANGES IN UNITS:
   Beginning units ......................    17,761,358    14,358,246          --     --
                                            -----------   -----------   ---------    ---
   Units purchased ......................       324,067     4,027,777     155,353     --
   Units redeemed .......................      (100,425)     (624,665)     (1,575)    --
                                            -----------   -----------   ---------    ---
   Ending units .........................    17,985,000    17,761,358     153,778     --
                                            ===========   ===========   =========    ===

                                                                       Continued

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   GVITSMdCpGr                   GVITTotRt
                                            --------------------------   --------------------------
Investment activity:                            2002          2001           2002          2001
                                            ------------   -----------   ------------   -----------
   Net investment income (loss) .........   $ (1,079,513)   (1,671,754)    (1,151,662)   (1,499,982)
   Realized gain (loss) on investments ..    (60,380,504)  (69,995,208)   (87,860,366)  (39,571,282)
   Change in unrealized gain (loss)
      on investments ....................     14,240,706    12,802,743     (5,497,512)  (48,867,691)
   Reinvested capital gains .............             --            --             --    14,632,157
                                            ------------   -----------   ------------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (47,219,311)  (58,864,219)   (94,509,540)  (75,306,798)
                                            ------------   -----------   ------------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     13,277,854    33,220,090     44,544,159   102,434,209
   Transfers between funds ..............    (17,916,499)  (14,974,739)   (30,049,924)  (28,656,087)
   Redemptions (note 3) .................     (8,782,913)  (10,398,229)   (53,462,694)  (43,996,482)
   Annuity benefits .....................         (8,712)       (2,297)       (83,210)      (63,436)
   Annual contract maintenance charges
      (note 2) ..........................         (4,817)       (5,453)       (22,751)      (21,809)
   Contingent deferred sales charges
      (note 2) ..........................       (180,208)     (194,056)      (878,321)     (813,328)
   Adjustments to maintain reserves .....        (18,550)     (171,543)       (58,982)     (157,926)
                                            ------------   -----------   ------------   -----------
         Net equity transactions ........    (13,633,845)    7,473,773    (40,011,723)   28,725,141
                                            ------------   -----------   ------------   -----------

Net change in contract owners' equity ...    (60,853,156)  (51,390,446)  (134,521,263)  (46,581,657)
Contract owners' equity beginning
   of period ............................    123,737,386   175,127,832    516,274,860   562,856,517
                                            ------------   -----------   ------------   -----------
Contract owners' equity end of period ...   $ 62,884,230   123,737,386    381,753,597   516,274,860
                                            ============   ===========   ============   ===========

CHANGES IN UNITS:
   Beginning units ......................      9,802,628     9,594,511     48,260,088    45,824,388
                                            ------------   -----------   ------------   -----------
   Units purchased ......................      1,769,000       298,172      5,240,359     3,444,148
   Units redeemed .......................     (3,557,146)      (90,055)    (9,824,770)   (1,008,448)
                                            ------------   -----------   ------------   -----------
   Ending units .........................      8,014,482     9,802,628     43,675,677    48,260,088
                                            ============   ===========   ============   ===========

                                              GVITTotRt2           GVITTGroFoc
                                            --------------   -----------------------
Investment activity:                         2002     2001      2002         2001
                                            -------   ----   ----------   ----------
   Net investment income (loss) .........        86     --      (59,842)     (52,747)
   Realized gain (loss) on investments ..       178     --   (2,042,773)  (2,669,702)
   Change in unrealized gain (loss)
      on investments ....................   (18,750)    --   (1,016,367)     374,556
   Reinvested capital gains .............        --     --           --           --
                                            -------    ---   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (18,486)    --   (3,118,982)  (2,347,893)
                                            -------    ---   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   779,239     --      210,548    1,667,055
   Transfers between funds ..............    15,477     --   (1,962,154)   6,140,722
   Redemptions (note 3) .................    (9,043)    --     (725,344)    (139,554)
   Annuity benefits .....................        --     --         (250)         (30)
   Annual contract maintenance charges
      (note 2) ..........................        --     --          (94)         (74)
   Contingent deferred sales charges
      (note 2) ..........................        --     --      (19,780)      (1,168)
   Adjustments to maintain reserves .....       (10)    --         (487)       4,948
                                            -------    ---   ----------   ----------
         Net equity transactions ........   785,663     --   (2,497,561)   7,671,899
                                            -------    ---   ----------   ----------

Net change in contract owners' equity ...   767,177     --   (5,616,543)   5,324,006
Contract owners' equity beginning
   of period ............................        --     --    7,207,457    1,883,451
                                            -------    ---   ----------   ----------
Contract owners' equity end of period ...   767,177     --    1,590,914    7,207,457
                                            =======    ===   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................        --     --    1,938,798      302,210
                                            -------    ---   ----------   ----------
   Units purchased ......................    96,260     --      101,013    1,665,326
   Units redeemed .......................    (1,071)    --   (1,289,362)     (28,738)
                                            -------    ---   ----------   ----------
   Ending units .........................    95,189     --      750,449    1,938,798
                                            =======    ===   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               GVITTGroFoc3        GVITUSGro3             GVITWLead
                                            -----------------   ----------------   -------------------------
Investment activity:                          2002       2001     2002      2001      2002          2001
                                            ----------   ----   ---------   ----   -----------   -----------
   Net investment income (loss) .........   $   (4,202)    --     (29,096)    --         5,072       286,267
   Realized gain (loss) on investments ..      (52,800)    --    (438,112)    --    (5,648,855)  (14,014,497)
   Change in unrealized gain (loss)
      on investments ....................      (66,136)    --    (381,084)    --    (1,865,555)    5,278,208
   Reinvested capital gains .............           --     --          --     --            --            --
                                            ----------    ---   ---------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (123,138)    --    (848,292)    --    (7,509,338)   (8,450,022)
                                            ----------    ---   ---------    ---   -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       38,083     --   1,245,400     --     2,394,788     4,731,108
   Transfers between funds ..............    1,090,035     --   3,888,820     --    (4,412,557)   (3,417,391)
   Redemptions (note 3) .................      (20,926)    --    (343,173)    --    (3,185,403)   (2,028,459)
   Annuity benefits .....................           --     --          --     --        (1,285)         (830)
   Annual contract maintenance charges
      (note 2) ..........................           (5)    --          --     --          (635)         (627)
   Contingent deferred sales charges
      (note 2) ..........................       (1,011)    --      (7,184)    --       (47,722)      (30,925)
   Adjustments to maintain reserves .....         (123)    --      (3,457)    --        16,684       (20,711)
                                            ----------    ---   ---------    ---   -----------   -----------
      Net equity transactions ...........    1,106,053     --   4,780,406     --    (5,236,130)     (767,835)
                                            ----------    ---   ---------    ---   -----------   -----------
Net change in contract owners' equity ...      982,915     --   3,932,114     --   (12,745,468)   (9,217,857)
Contract owners' equity beginning
   of period ............................           --     --          --     --    35,411,072    44,628,929
                                            ----------    ---   ---------    ---   -----------   -----------
Contract owners' equity end of period ...   $  982,915     --   3,932,114     --    22,665,604    35,411,072
                                            ==========    ===   =========    ===   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................           --     --          --     --     3,514,002     3,553,920
                                            ----------    ---   ---------    ---   -----------   -----------
   Units purchased ......................      133,542     --     558,038     --       194,007       275,954
   Units redeemed .......................       (2,389)    --     (32,901)    --      (615,527)     (315,872)
                                            ----------    ---   ---------    ---   -----------   -----------
   Ending units .........................      131,153     --     525,137     --     3,092,482     3,514,002
                                            ==========    ===   =========    ===   ===========   ===========

                                                     JanCapAp
                                            --------------------------
Investment activity:                            2002          2001
                                            ------------   -----------
   Net investment income (loss) .........     (2,667,812)   (1,333,691)
   Realized gain (loss) on investments ..    (73,097,754)  (69,953,542)
   Change in unrealized gain (loss)
      on investments ....................     22,103,179   (27,326,959)
   Reinvested capital gains .............             --            --
                                            ------------   -----------
      Net increase (decrease) in contract
         owners'equity resulting from
         operations .....................    (53,662,387)  (98,614,192)
                                            ------------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     31,790,317   114,398,358
   Transfers between funds ..............    (49,778,082)  (37,499,709)
   Redemptions (note 3) .................    (31,016,420)  (24,494,900)
   Annuity benefits .....................        (33,073)      (21,918)
   Annual contract maintenance charges
      (note 2) ..........................         (6,516)       (5,169)
   Contingent deferred sales charges
      (note 2) ..........................       (610,387)     (427,120)
   Adjustments to maintain reserves .....       (133,680)     (392,748)
                                            ------------   -----------
      Net equity transactions ...........    (49,787,841)   51,556,794
                                            ------------   -----------

Net change in contract owners' equity ...   (103,450,228)  (47,057,398)
Contract owners' equity beginning
   of period ............................    331,976,753   379,034,151
                                            ------------   -----------
Contract owners' equity end of period ...    228,526,525   331,976,753
                                            ============   ===========

CHANGES IN UNITS:
   Beginning units ......................     45,531,568    40,005,826
                                            ------------   -----------
   Units purchased ......................      4,881,610     7,466,502
   Units redeemed .......................    (12,406,521)   (1,940,760)
                                            ------------   -----------
   Ending units .........................     38,006,657    45,531,568
                                            ============   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                JanGlTechS2              JanGlTech
                                            ------------------   --------------------------
Investment activity:                            2002      2001       2002          2001
                                            -----------   ----   -----------   ------------
   Net investment income (loss) .........   $   (66,075)    --    (1,157,006)      (996,747)
   Realized gain (loss) on investments ..      (202,646)    --   (56,386,664)  (165,519,651)
   Change in unrealized gain (loss)
      on investments ....................    (1,754,402)    --     2,517,341     74,908,464
   Reinvested capital gains .............            --     --            --             --
                                            -----------    ---   -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (2,023,123)    --   (55,026,329)   (91,607,934)
                                            -----------    ---   -----------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     4,636,599     --     5,685,348     44,310,246
   Transfers between funds ..............     9,750,614     --   (35,085,106)   (17,637,399)
   Redemptions (note 3) .................      (979,337)    --    (8,871,610)   (10,696,906)
   Annuity benefits .....................            --     --        (6,159)        (9,370)
   Annual contract maintenance charges
      (note 2) ..........................          (196)    --        (4,016)        (4,316)
   Contingent deferred sales charges
      (note 2) ..........................       (12,146)    --      (172,313)      (180,409)
   Adjustments to maintain reserves .....       118,256     --       (69,097)      (298,975)
                                            -----------    ---   -----------   ------------
         Net equity transactions.........    13,513,790     --   (38,522,953)    15,482,871
                                            -----------    ---   -----------   ------------

Net change in contract owners' equity ...    11,490,667     --   (93,549,282)   (76,125,063)
Contract owners' equity beginning
   of period ............................            --     --   150,012,378    226,137,441
                                            -----------    ---   -----------   ------------
Contract owners' equity end of period ...   $11,490,667     --    56,463,096    150,012,378
                                            ===========    ===   ===========   ============

CHANGES IN UNITS:
   Beginning units ......................            --     --    37,284,126     34,729,247
                                            -----------    ---   -----------   ------------
   Units purchased ......................     1,723,852     --     1,962,588      3,550,055
   Units redeemed .......................      (103,282)    --   (15,173,905)      (995,176)
                                            -----------    ---   -----------   ------------
   Ending units .........................     1,620,570     --    24,072,809     37,284,126
                                            ===========    ===   ===========   ============

                                               JanIntGroS2              JanIntGro
                                            -----------------   ---------------------------
Investment activity:                           2002      2001       2002           2001
                                            ----------   ----   ------------   ------------
   Net investment income (loss) .........     (112,144)    --     (1,213,751)    (1,429,166)
   Realized gain (loss) on investments ..     (139,387)    --     (7,314,177)  (100,603,422)
   Change in unrealized gain (loss)
      on investments ....................   (3,867,867)    --    (46,250,031)    30,634,407
   Reinvested capital gains .............           --     --             --             --
                                            ----------    ---   ------------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (4,119,398)    --    (54,777,959)   (71,398,181)
                                            ----------    ---   ------------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   12,847,414     --     13,072,787     83,757,727
   Transfers between funds ..............   24,008,604     --    (61,242,055)   (44,161,893)
   Redemptions (note 3) .................   (2,262,906)    --    (16,933,151)   (13,996,844)
   Annuity benefits .....................           --     --        (28,671)       (20,518)
   Annual contract maintenance charges
      (note 2) ..........................         (276)    --         (6,886)        (6,161)
   Contingent deferred sales charges
      (note 2) ..........................      (18,796)    --       (285,148)      (255,352)
   Adjustments to maintain reserves .....      131,310     --       (258,998)      (262,220)
                                            ----------    ---   ------------   ------------
         Net equity transactions.........   34,705,350     --    (65,682,122)    25,054,739
                                            ----------    ---   ------------   ------------

Net change in contract owners' equity ...   30,585,952     --   (120,460,081)   (46,343,442)
Contract owners' equity beginning
   of period ............................           --     --    243,958,323    290,301,765
                                            ----------    ---   ------------   ------------
Contract owners' equity end of period ...   30,585,952     --    123,498,242    243,958,323
                                            ==========    ===   ============   ============

CHANGES IN UNITS:
   Beginning units ......................           --     --     33,201,893     29,890,059
                                            ----------    ---   ------------   ------------
   Units purchased ......................    4,179,628     --      2,052,973      4,667,367
   Units redeemed .......................     (228,557)    --    (12,276,769)    (1,355,533)
                                            ----------    ---   ------------   ------------
   Ending units .........................    3,951,071     --     22,978,097     33,201,893
                                            ==========    ===   ============   ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               MFSMidCapGrS       MFSNewDiscS         MFSValS          NBAMTFasc
                                            -----------------   --------------   ----------------   --------------
Investment activity:                           2002      2001    2002     2001      2002     2001     2002    2001
                                            ----------   ----   -------   ----   ---------   ----   -------   ----
   Net investment income (loss) .........   $   (4,277)    --    (1,532)    --      (2,816)    --    (1,345)    --
   Realized gain (loss) on investments ..         (397)    --        (9)    --         562     --      (313)    --
   Change in unrealized gain (loss)
      on investments ....................      (14,376)    --    (9,765)    --      (7,250)    --     1,358     --
   Reinvested capital gains .............           --     --        --     --          --     --        --     --
                                            ----------    ---   -------    ---   ---------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      (19,050)    --   (11,306)    --      (9,504)    --      (300)    --
                                            ----------    ---   -------    ---   ---------    ---   -------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    1,335,253     --   421,119     --   1,063,444     --   332,916     --
   Transfers between funds ..............       10,717     --       314     --      (1,123)    --        42     --
   Redemptions (note 3) .................       (2,567)    --      (345)    --        (708)    --      (893)    --
   Annuity benefits .....................           --     --        --     --          --     --        --     --
   Annual contract maintenance charges
      (note 2) ..........................           --     --        --     --          --     --        --     --
   Contingent deferred sales charges
      (note 2) ..........................           --     --        --     --          --     --        --     --
   Adjustments to maintain reserves .....          (35)    --       (12)    --         (26)    --       (12)    --
                                            ----------    ---   -------    ---   ---------    ---   -------    ---
   Net equity transactions ..............    1,343,368     --   421,076     --   1,061,587     --   332,053     --
                                            ----------    ---   -------    ---   ---------    ---   -------    ---

Net change in contract owners' equity ...    1,324,318     --   409,770     --   1,052,083     --   331,753     --
Contract owners' equity beginning
   of period ............................           --     --        --     --          --     --        --     --
                                            ----------    ---   -------    ---   ---------    ---   -------    ---
Contract owners' equity end of period ...   $1,324,318     --   409,770     --   1,052,083     --   331,753     --
                                            ==========    ===   =======    ===   =========    ===   =======    ===
CHANGES IN UNITS:
   Beginning units ......................           --     --        --     --          --     --        --     --
                                            ----------    ---   -------    ---   ---------    ---   -------    ---
   Units purchased ......................      187,457     --    55,076     --     126,986     --    33,975     --
   Units redeemed .......................         (356)    --       (45)    --        (218)    --       (91)    --
                                            ----------    ---   -------    ---   ---------    ---   -------    ---
   Ending units .........................      187,101     --    55,031     --     126,768     --    33,884     --
                                            ==========    ===   =======    ===   =========    ===   =======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               NBAMTFocus            NBAMTGuard
                                            ---------------   -------------------------
Investment activity:                          2002     2001       2002          2001
                                            --------   ----   -----------   -----------
   Net investment income (loss) .........   $   (404)    --      (520,804)     (743,376)
   Realized gain (loss) on investments ..        526     --   (14,519,428)      724,117
   Change in unrealized gain (loss)
      on investments ....................       (413)    --   (21,242,510)   (8,681,449)
   Reinvested capital gains .............         --     --            --     5,751,271
                                            --------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................       (291)    --   (36,282,742)   (2,949,437)
                                            --------    ---   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     76,270     --    24,946,350    34,797,877
   Transfers between funds ..............     43,017     --    (9,627,997)   13,007,884
   Redemptions (note 3) .................         --     --    (9,836,701)   (6,810,025)
   Annuity benefits .....................         --     --       (12,657)       (3,490)
   Annual contract maintenance charges
      (note 2) ..........................         --     --        (2,516)       (2,377)
   Contingent deferred sales charges
      (note 2) ..........................         --     --      (138,384)     (116,071)
   Adjustments to maintain reserves .....         (9)    --       (33,467)      (17,957)
                                            --------    ---   -----------   -----------
         Net equity transactions ........    119,278     --     5,294,628    40,855,841
                                            --------    ---   -----------   -----------

Net change in contract owners' equity ...    118,987     --   (30,988,114)   37,906,404
Contract owners' equity beginning
   of period ............................         --     --   120,509,506    82,603,102
                                            --------    ---   -----------   -----------
Contract owners' equity end of period ...   $118,987     --    89,521,392   120,509,506
                                            ========    ===   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................         --     --     8,329,535     5,437,332
                                            --------    ---   -----------   -----------
   Units purchased ......................     10,974     --       362,490     3,250,586
   Units redeemed .......................         --     --      (110,461)     (358,383)
                                            --------    ---   -----------   -----------
   Ending units .........................     10,974     --     8,581,564     8,329,535
                                            ========    ===   ===========   ===========

                                                     NBAMTMCGr                    NBAMTPart
                                            ---------------------------   -------------------------
Investment activity:                            2002           2001          2002          2001
                                            ------------   ------------   -----------   -----------
   Net investment income (loss) .........     (2,343,135)    (2,900,568)     (571,043)     (774,120)
   Realized gain (loss) on investments ..    (48,800,972)  (117,419,495)  (31,412,862)  (12,871,013)
   Change in unrealized gain (loss)
      on investments ....................    (23,959,811)    42,528,798       934,177     4,459,298
   Reinvested capital gains .............             --             --            --     4,244,734
                                            ------------   ------------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (75,103,918)   (77,791,265)  (31,049,728)   (4,941,101)
                                            ------------   ------------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     30,580,899     75,563,479    12,132,256    16,827,838
   Transfers between funds ..............    (35,963,337)   (17,591,692)   (7,496,643)   (5,254,099)
   Redemptions (note 3) .................    (19,882,635)   (15,843,983)  (11,338,641)   (7,266,485)
   Annuity benefits .....................        (26,714)       (23,953)      (24,535)       (3,731)
   Annual contract maintenance charges
      (note 2) ..........................         (6,567)        (6,025)       (1,451)       (1,367)
   Contingent deferred sales charges
      (note 2) ..........................       (367,462)      (273,334)     (182,275)     (147,726)
   Adjustments to maintain reserves .....       (105,740)      (183,670)       (1,253)      (14,410)
                                            ------------   ------------   -----------   -----------
         Net equity transactions ........    (25,771,556)    41,640,822    (6,912,542)    4,140,020
                                            ------------   ------------   -----------   -----------

Net change in contract owners' equity ...   (100,875,474)   (36,150,443)  (37,962,270)     (801,081)
Contract owners' equity beginning
   of period ............................    249,009,094    285,159,537   119,391,374   120,192,455
                                            ------------   ------------   -----------   -----------
Contract owners' equity end of period ...    148,133,620    249,009,094    81,429,104   119,391,374
                                            ============   ============   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................     16,244,793     13,579,156    10,900,243    10,654,856
                                            ------------   ------------   -----------   -----------
   Units purchased ......................      2,719,734      3,480,370     1,922,012       349,973
   Units redeemed .......................     (4,966,701)      (814,733)   (2,983,917)     (104,586)
                                            ------------   ------------   -----------   -----------
   Ending units .........................     13,997,826     16,244,793     9,838,338    10,900,243
                                            ============   ============   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      OppAggGro                     OppCapAp
                                            ----------------------------   ---------------------------
Investment activity:                             2002           2001           2002           2001
                                            -------------   ------------   ------------   ------------
   Net investment income (loss) .........   $    (956,123)      (462,356)    (2,514,944)    (2,583,161)
   Realized gain (loss) on investments ..     (33,300,199)  (306,512,381)   (83,606,510)    (6,741,625)
   Change in unrealized gain (loss)
      on investments ....................     (42,270,037)   114,233,984    (61,873,771)  (101,519,745)
   Reinvested capital gains .............              --     50,386,308             --     41,530,597
                                            -------------   ------------   ------------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (76,526,359)  (142,354,445)  (147,995,225)   (69,313,934)
                                            -------------   ------------   ------------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      26,590,464     97,571,216    109,183,529    174,058,968
   Transfers between funds ..............     (36,542,421)   (61,968,222)   (44,660,527)   (14,813,561)
   Redemptions (note 3) .................     (21,262,248)   (22,805,459)   (42,574,255)   (32,506,978)
   Annuity benefits .....................         (12,540)       (13,237)       (96,696)       (66,676)
   Annual contract maintenance charges
      (note 2) ..........................         (18,513)       (17,711)       (15,537)       (13,343)
   Contingent deferred sales charges
      (note 2) ..........................        (499,617)      (402,256)      (789,429)      (544,341)
   Adjustments to maintain reserves .....         (82,374)      (265,906)      (440,774)       (87,851)
                                            -------------   ------------   ------------   ------------
         Net equity transactions ........     (31,827,249)    12,098,425     20,606,311    126,026,218
                                            -------------   ------------   ------------   ------------

Net change in contract owners' equity ...    (108,353,608)  (130,256,020)  (127,388,914)    56,712,284
Contract owners' equity beginning
   of period ............................     277,285,503    407,541,523    494,697,751    437,985,467
                                            -------------   ------------   ------------   ------------
Contract owners' equity end of period ...   $ 168,931,895    277,285,503    367,308,837    494,697,751
                                            =============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units ......................      22,119,714     22,357,403     33,328,767     25,624,577
                                            -------------   ------------   ------------   ------------
   Units purchased ......................       2,852,632      1,314,021      1,314,960      9,344,985
   Units redeemed .......................      (6,201,300)    (1,551,710)      (404,403)    (1,640,795)
                                            -------------   ------------   ------------   ------------
   Ending units .........................      18,771,046     22,119,714     34,239,324     33,328,767
                                            =============   ============   ============   ============

                                                OppCapApS               OppGlSec
                                            ----------------   -------------------------
Investment activity:                           2002     2001       2002          2001
                                            ---------   ----   -----------   -----------
   Net investment income (loss) .........     (11,082)    --    (1,461,958)     (777,962)
   Realized gain (loss) on investments ..        (442)    --   (33,071,876)  (13,066,391)
   Change in unrealized gain (loss)
      on investments ....................     (34,288)    --    (6,927,663)    1,381,912
   Reinvested capital gains .............          --     --            --     8,424,403
                                            ---------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (45,812)    --   (41,461,497)   (4,038,038)
                                            ---------    ---   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   2,811,922     --    74,829,785    85,796,961
   Transfers between funds ..............      47,918     --    29,607,157    21,328,634
   Redemptions (note 3) .................     (16,209)    --   (20,936,134)   (4,905,762)
   Annuity benefits .....................          --     --       (15,678)       (9,316)
   Annual contract maintenance charges
      (note 2) ..........................          --     --        (1,762)         (516)
   Contingent deferred sales charges
      (note 2) ..........................        (314)    --      (402,849)      (56,862)
   Adjustments to maintain reserves .....         (56)    --      (180,356)      (41,819)
                                            ---------    ---   -----------   -----------
         Net equity transactions ........   2,843,261     --    82,900,163   102,111,320
                                            ---------    ---   -----------   -----------

Net change in contract owners' equity ...   2,797,449     --    41,438,666    98,073,282
Contract owners' equity beginning
   of period ............................          --     --   144,733,543    46,660,261
                                            ---------    ---   -----------   -----------
Contract owners' equity end of period ...   2,797,449     --   186,172,209   144,733,543
                                            =========    ===   ===========   ===========
CHANGES IN UNITS:
   Beginning units ......................          --     --    15,482,090     4,293,665
                                            ---------    ---   -----------   -----------
   Units purchased ......................     359,305     --    12,723,223    11,677,638
   Units redeemed .......................      (2,014)    --    (1,820,631)     (489,213)
                                            ---------    ---   -----------   -----------
   Ending units .........................     357,291     --    26,384,682    15,482,090
                                            =========    ===   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                OppGlSecS               OppMSGrInc             OppMSGrIncS       OppStratBdS
                                            -----------------   -------------------------   ----------------   --------------
Investment activity:                           2002      2001       2002          2001         2002     2001     2002    2001
                                            ----------   ----   -----------   -----------   ---------   ----   -------   ----
   Net investment income (loss) .........   $  (12,345)    --    (1,613,554)   (2,331,173)     (8,189)    --    (2,963)    --
   Realized gain (loss) on investments ..       (6,435)    --   (11,190,573)   (2,437,653)       (946)    --         5     --
   Change in unrealized gain (loss)
      on investments ....................      (80,839)    --   (67,145,146)  (37,845,947)    (56,306)    --    27,827     --
                                            ----------    ---   -----------   -----------   ---------    ---   -------    ---
   Reinvested capital gains .............           --     --            --            --          --     --        --     --
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      (99,619)    --   (79,949,273)  (42,614,773)    (65,441)    --    24,869     --
                                            ----------    ---   -----------   -----------   ---------    ---   -------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    3,622,894     --    68,586,709   133,325,648   2,778,338     --   871,808     --
   Transfers between funds ..............       15,796     --   (24,648,326)   (6,528,113)     10,124     --    13,226     --
   Redemptions (note 3) .................      (23,136)    --   (37,246,075)  (27,890,719)     (9,550)    --    (3,544)    --
   Annuity benefits .....................           --     --       (71,401)      (37,445)         --     --        --     --
   Annual contract maintenance charges
      (note 2) ..........................           --     --        (6,645)       (5,155)         --     --        --     --
   Contingent deferred sales charges
      (note 2) ..........................         (304)    --      (617,480)     (414,335)       (128)    --        --     --
   Adjustments to maintain reserves .....          (67)    --      (246,939)     (216,910)        (52)    --        40     --
                                            ----------    ---   -----------   -----------   ---------    ---   -------    ---
         Net equity transactions ........    3,615,183     --     5,749,843    98,232,971   2,778,732     --   881,530     --
                                            ----------    ---   -----------   -----------   ---------    ---   -------    ---

Net change in contract owners' equity ...    3,515,564     --   (74,199,430)   55,618,198   2,713,291     --   906,399     --
Contract owners' equity beginning
   of period ............................           --     --   386,315,270   330,697,072          --     --        --     --
                                            ----------    ---   -----------   -----------   ---------    ---   -------    ---
Contract owners' equity end of period ...   $3,515,564     --   312,115,840   386,315,270   2,713,291     --   906,399     --
                                            ==========    ===   ===========   ===========   =========    ===   =======    ===
CHANGES IN UNITS:
   Beginning units ......................           --     --    35,201,321    27,040,319          --     --        --     --
                                            ----------    ---   -----------   -----------   ---------    ---   -------    ---
   Units purchased ......................      461,024     --       242,020     9,826,664     339,128     --    88,816     --
   Units redeemed .......................       (2,895)    --       (77,867)   (1,665,662)     (1,154)    --      (353)    --
                                            ----------    ---   -----------   -----------   ---------    ---   -------    ---
   Ending units .........................      458,129     --    35,365,474    35,201,321     337,974     --    88,463     --
                                            ==========    ===   ===========   ===========   =========    ===   =======    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      StOpp2                   VEWrldEMkt
                                            --------------------------   -----------------------
Investment activity:                            2002           2001         2002         2001
                                            ------------   -----------   ----------   ----------
   Net investment income (loss) .........   $ (1,399,233)     (550,481)    (535,932)    (407,083)
   Realized gain (loss) on investments ..    (28,887,352)   (7,818,297)  (1,765,844)  (2,188,657)
   Change in unrealized gain (loss)
      on investments ....................    (32,251,410)  (19,098,582)  (3,159,730)   3,248,864
   Reinvested capital gains .............      3,305,823    23,969,754           --           --
                                            ------------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (59,232,172)   (3,497,606)  (5,461,506)     653,124
                                            ------------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     70,318,455    85,972,720    5,337,651    6,805,066
   Transfers between funds ..............     (8,152,118)   48,009,274    1,346,661    6,178,490
   Redemptions (note 3) .................    (14,208,518)   (6,083,743)  (6,296,450)  (2,068,055)
   Annuity benefits .....................        (13,434)         (893)     (11,173)      (7,071)
   Annual contract maintenance charges
      (note 2) ..........................         (2,482)         (511)      (1,051)        (816)
   Contingent deferred sales charges
      (note 2) ..........................       (184,861)      (55,555)    (102,363)     (49,104)
   Adjustments to maintain reserves .....        (41,941)       (1,446)     (68,837)      29,248
                                            ------------   -----------   ----------   ----------
         Net equity transactions ........     47,715,101   127,839,846      204,438   10,887,758
                                            ------------   -----------   ----------   ----------

Net change in contract owners' equity ...    (11,517,071)  124,342,240   (5,257,068)  11,540,882
Contract owners' equity beginning
   of period ............................    163,665,039    39,322,799   43,873,451   32,332,569
                                            ------------   -----------   ----------   ----------
Contract owners' equity end of period ...   $152,147,968   163,665,039   38,616,383   43,873,451
                                            ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................     16,359,581     3,695,485    5,140,281    3,907,641
                                            ------------   -----------   ----------   ----------
   Units purchased ......................      6,155,967    13,213,223    6,467,072    1,401,457
   Units redeemed .......................     (1,196,555)     (549,127)  (6,891,595)    (168,817)
                                            ------------   -----------   ----------   ----------
   Ending units .........................     21,318,993    16,359,581    4,715,758    5,140,281
                                            ============   ===========   ==========   ==========

                                                   VEWrldHAs                VKCom2
                                            -----------------------   ----------------
Investment activity:                           2002         2001         2002     2001
                                            ----------   ----------   ---------   ----
   Net investment income (loss) .........     (137,779)     (28,297)    (15,945)    --
   Realized gain (loss) on investments ..   (3,411,575)  (1,728,731)     (3,488)    --
   Change in unrealized gain (loss)
      on investments ....................      456,720       88,353      84,155     --
   Reinvested capital gains .............           --           --          --     --
                                            ----------   ----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (3,092,634)  (1,668,675)     64,722     --
                                            ----------   ----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    1,733,956    2,741,469   4,565,990     --
   Transfers between funds ..............    9,420,121    1,020,900     (19,718)    --
   Redemptions (note 3) .................   (1,849,577)    (829,317)     (9,062)    --
   Annuity benefits .....................       (2,150)          --          --     --
   Annual contract maintenance charges
      (note 2) ..........................         (178)        (109)         --     --
   Contingent deferred sales charges
      (note 2) ..........................      (33,747)     (15,244)         --     --
   Adjustments to maintain reserves .....      (29,373)      30,155         (62)    --
                                            ----------   ----------   ---------    ---
         Net equity transactions ........    9,239,052    2,947,854   4,537,148     --
                                            ----------   ----------   ---------    ---

Net change in contract owners' equity ...    6,146,418    1,279,179   4,601,870     --
Contract owners' equity beginning
   of period ............................   11,027,576    9,748,397          --     --
                                            ----------   ----------   ---------    ---
Contract owners' equity end of period ...   17,173,994   11,027,576   4,601,870     --
                                            ==========   ==========   =========    ===

CHANGES IN UNITS:
   Beginning units ......................    1,232,877    1,025,478          --     --
                                            ----------   ----------   ---------    ---
   Units purchased ......................      890,996      244,847     577,149     --
   Units redeemed .......................     (110,950)     (37,448)     (3,593)    --
                                            ----------   ----------   ---------    ---
   Ending units .........................    2,012,923    1,232,877     573,556     --
                                            ==========   ==========   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 VKEmGr2               VKEmMkt
                                            ---------------   -----------------------
Investment activity:                          2002     2001      2002         2001
                                            --------   ----   ----------   ----------
   Net investment income (loss) .........   $ (3,640)    --    2,763,327    1,580,759
   Realized gain (loss) on investments ..     (1,067)    --     (442,647)  (1,129,430)
   Change in unrealized gain (loss)
      on investments ....................    (58,737)    --     (332,040)     756,828
   Reinvested capital gains .............         --     --           --           --
                                            --------    ---   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (63,444)    --    1,988,640    1,208,157
                                            --------    ---   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    959,706     --    7,402,541    3,616,249
   Transfers between funds ..............      6,032     --   19,111,610     (919,447)
   Redemptions (note 3) .................     (1,424)    --   (3,397,500)  (1,091,122)
   Annuity benefits .....................         --     --       (3,330)        (102)
   Annual contract maintenance charges
      (note 2) ..........................         --     --         (522)        (272)
   Contingent deferred sales charges
      (note 2) ..........................         --     --      (62,230)     (17,103)
   Adjustments to maintain reserves .....        (23)    --       22,416          938
                                            --------    ---   ----------   ----------
         Net equity transactions ........    964,291     --   23,072,985    1,589,141
                                            --------    ---   ----------   ----------

Net change in contract owners' equity ...    900,847     --   25,061,625    2,797,298
Contract owners' equity beginning
   of period ............................         --     --   20,088,582   17,291,284
                                            --------    ---   ----------   ----------
Contract owners' equity end of period ...   $900,847     --   45,150,207   20,088,582
                                            ========    ===   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................         --     --    1,489,717    1,404,273
                                            --------    ---   ----------   ----------
   Units purchased ......................    124,486     --    1,634,545      115,945
   Units redeemed .......................       (183)    --     (166,722)     (30,501)
                                            --------    ---   ----------   ----------
   Ending units .........................    124,303     --    2,957,540    1,489,717
                                            ========    ===   ==========   ==========

                                                   VKMidCapG                 VKUSRealEst
                                            -----------------------   -------------------------
Investment activity:                           2002         2001          2002          2001
                                            ----------   ----------   -----------   -----------
   Net investment income (loss) .........     (170,016)    (126,382)    3,206,967     2,768,275
   Realized gain (loss) on investments ..   (2,038,249)  (2,712,021)      797,901     3,574,168
   Change in unrealized gain (loss)
      on investments ....................   (2,932,693)    (448,739)  (15,531,000)   (1,431,856)
   Reinvested capital gains .............           --           --     3,677,034       767,200
                                            ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (5,140,958)  (3,287,142)   (7,849,098)    5,677,787
                                            ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    4,185,070    9,752,182    45,691,461    29,700,347
   Transfers between funds ..............   (1,840,321)   1,548,255    34,077,812    10,950,115
   Redemptions (note 3) .................   (1,163,335)    (739,876)  (16,733,047)  (10,049,483)
   Annuity benefits .....................       (4,824)      (3,731)      (27,688)      (19,871)
   Annual contract maintenance charges
      (note 2) ..........................         (459)        (114)       (1,744)         (578)
   Contingent deferred sales charges
      (note 2) ..........................      (30,005)      (4,999)     (280,564)     (366,882)
   Adjustments to maintain reserves .....       (5,474)      (1,848)      688,267        35,509
                                            ----------   ----------   -----------   -----------
         Net equity transactions ........    1,140,652   10,549,869    63,414,497    30,249,157
                                            ----------   ----------   -----------   -----------

Net change in contract owners' equity ...   (4,000,306)   7,262,727    55,565,399    35,926,944
Contract owners' equity beginning
   of period ............................   15,047,081    7,784,354   101,532,910    65,605,966
                                            ----------   ----------   -----------   -----------
Contract owners' equity end of period ...   11,046,775   15,047,081   157,098,309   101,532,910
                                            ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................    2,212,771      829,292     7,976,411     5,684,632
                                            ----------   ----------   -----------   -----------
   Units purchased ......................      387,198    1,468,466     5,242,510     2,745,564
   Units redeemed .......................     (114,106)     (84,987)     (774,698)     (453,785)
                                            ----------   ----------   -----------   -----------
   Ending units .........................    2,485,863    2,212,771    12,444,223     7,976,411
                                            ==========   ==========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                    VicDivrStk               VicInvQBd
                                            ------------------------   ---------------------
Investment activity:                           2002          2001        2002         2001
                                            -----------   ----------   ---------   ---------
   Net investment income (loss) .........   $  (131,121)    (140,146)     77,295      93,700
   Realized gain (loss) on investments ..      (392,796)     (14,787)     21,391       7,976
   Change in unrealized gain (loss)
      on investments ....................    (4,596,621)    (151,158)     13,036      15,738
   Reinvested capital gains .............            --       47,029      73,303      13,986
                                            -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (5,120,538)    (259,062)    185,025     131,400
                                            -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     4,054,689    7,919,746       2,000      81,423
   Transfers between funds ..............      (470,062)      56,088      (7,027)      5,405
   Redemptions (note 3) .................    (2,505,655)  (1,110,256)   (257,741)   (149,527)
   Annuity benefits .....................            --           --          --          --
   Annual contract maintenance charges
      (note 2) ..........................            --           --          --          --
   Contingent deferred sales charges
      (note 2) ..........................       (28,617)     (16,588)     (5,833)     (1,535)
   Adjustments to maintain reserves .....        (6,844)      (1,512)        (14)       (345)
                                            -----------   ----------   ---------   ---------
      Net equity transactions ...........     1,043,511    6,847,478    (268,615)    (64,579)
                                            -----------   ----------   ---------   ---------

Net change in contract owners' equity ...    (4,077,027)   6,588,416     (83,590)     66,821
Contract owners' equity beginning
   of period ............................    19,489,293   12,900,877   2,325,410   2,258,589
                                            -----------   ----------   ---------   ---------
Contract owners' equity end of period ...   $15,412,266   19,489,293   2,241,820   2,325,410
                                            ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     2,004,812    1,212,731     199,584     105,232
                                            -----------   ----------   ---------   ---------
   Units purchased ......................       134,602      888,868         174     154,043
   Units redeemed .......................       (40,029)     (96,787)    (23,017)    (59,691)
                                            -----------   ----------   ---------   ---------
   Ending units .........................     2,099,385    2,004,812     176,741     199,584
                                            ===========   ==========   =========   =========

                                                  VicSmCoOpp              WRAsStrat
                                            ---------------------   -----------------------
Investment activity:                           2002        2001        2002         2001
                                            ---------   ---------   ----------   ----------
   Net investment income (loss) .........     (14,735)    (11,188)     439,197      699,422
   Realized gain (loss) on investments ..      37,145      28,752      (43,421)    (138,017)
   Change in unrealized gain (loss)
      on investments ....................    (189,535)   (189,315)     708,959   (2,095,004)
   Reinvested capital gains .............          --          --           --           --
                                            ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (167,125)   (171,751)   1,104,735   (1,533,599)
                                            ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     353,108     704,531   32,669,971   48,844,490
   Transfers between funds ..............     (48,712)    (96,312)   4,439,781   (2,776,003)
   Redemptions (note 3) .................    (238,986)    (99,237)  (2,543,895)    (644,925)
   Annuity benefits .....................          --          --           --           --
   Annual contract maintenance charges
      (note 2) ..........................          --          --           --           --
   Contingent deferred sales charges
      (note 2) ..........................      (3,726)     (6,319)     (62,505)     (12,061)
   Adjustments to maintain reserves .....         (89)        332        6,535        8,091
                                            ---------   ---------   ----------   ----------
      Net equity transactions ...........      61,595     502,995   34,509,887   45,419,592
                                            ---------   ---------   ----------   ----------

Net change in contract owners' equity ...    (105,530)    331,244   35,614,622   43,885,993
Contract owners' equity beginning
   of period ............................   2,664,359   2,333,115   43,905,234       19,241
                                            ---------   ---------   ----------   ----------
Contract owners' equity end of period ...   2,558,829   2,664,359   79,519,856   43,905,234
                                            =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................     241,148      95,769    4,760,507        1,854
                                            ---------   ---------   ----------   ----------
   Units purchased ......................       8,382     176,964    3,938,311    5,070,121
   Units redeemed .......................      (2,597)    (31,585)    (237,423)    (311,468)
                                            ---------   ---------   ----------   ----------
   Ending units .........................     246,933     241,148    8,461,395    4,760,507
                                            =========   =========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      WRBal                      WRBnd
                                            ------------------------   ------------------------
Investment activity:                            2002         2001          2002         2001
                                            -----------   ----------   -----------   ----------
   Net investment income (loss) .........   $   382,166      816,706     3,098,761    2,193,956
   Realized gain (loss) on investments ..      (182,321)     (53,230)       59,999       34,786
   Change in unrealized gain (loss)
      on investments ....................    (5,642,887)  (1,880,377)    2,600,119   (1,124,164)
   Reinvested capital gains .............            --           --            --           --
                                            -----------   ----------   -----------   ----------
   Net increase (decrease) in contract
      owners' equity resulting from
      operations ........................    (5,443,042)  (1,116,901)    5,758,879    1,104,578
                                            -----------   ----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    20,457,932   48,217,326    30,572,390   52,089,059
   Transfers between funds ..............       276,562     (269,524)   13,249,875    2,686,992
   Redemptions (note 3) .................    (2,935,125)    (763,504)   (3,706,756)    (905,780)
   Annuity benefits .....................            --           --            --           --
   Annual contract maintenance charges
      (note 2) ..........................            --           --            --           --
   Contingent deferred sales charges
      (note 2) ..........................       (56,515)      (4,168)      (71,192)     (10,474)
   Adjustments to maintain reserves .....        (3,035)       8,220        52,494       18,407
                                            -----------   ----------   -----------   ----------
Net equity transactions .................    17,739,819   47,188,350    40,096,811   53,878,204
                                            -----------   ----------   -----------   ----------

Net change in contract owners' equity ...    12,296,777   46,071,449    45,855,690   54,982,782
Contract owners' equity beginning
   of period ............................    46,076,322        4,873    54,994,889       12,107
                                            -----------   ----------   -----------   ----------
Contract owners' equity end of period ...   $58,373,099   46,076,322   100,850,579   54,994,889
                                            ===========   ==========   ===========   ==========

CHANGES IN UNITS:
   Beginning units ......................     4,847,216          476     5,069,211        1,184
                                            -----------   ----------   -----------   ----------
   Units purchased ......................     2,188,877    4,948,401     3,852,828    5,150,469
   Units redeemed .......................      (241,484)    (101,661)     (278,741)     (82,442)
                                            -----------   ----------   -----------   ----------
   Ending units .........................     6,794,609    4,847,216     8,643,298    5,069,211
                                            ===========   ==========   ===========   ==========

                                                    WRCoreEq                    WRGrowth
                                            -------------------------   -------------------------
Investment activity:                            2002          2001          2002          2001
                                            -----------   -----------   -----------   -----------
   Net investment income (loss) .........    (1,438,642)     (769,573)   (2,477,904)      398,538
   Realized gain (loss) on investments ..    (1,874,887)       (4,158)   (1,756,371)      (27,144)
   Change in unrealized gain (loss)
      on investments ....................   (45,994,822)   (4,392,075)  (44,114,247)   (4,147,384)
   Reinvested capital gains .............            --            --            --            --
                                            -----------   -----------   -----------   -----------
   Net increase (decrease) in contract
      owners' equity resulting from
      operations ........................   (49,308,351)   (5,165,806)  (48,348,522)   (3,775,990)
                                            -----------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    62,816,082   185,987,685    65,816,404   176,276,221
   Transfers between funds ..............      (927,460)    4,427,962     3,749,931     2,368,552
   Redemptions (note 3) .................    (8,414,136)   (3,190,756)   (8,482,438)   (2,300,781)
   Annuity benefits .....................            --            --            --            --
   Annual contract maintenance charges
      (note 2) ..........................            --            --            --            --
   Contingent deferred sales charges
      (note 2) ..........................      (195,303)      (40,135)     (215,181)      (39,336)
   Adjustments to maintain reserves .....       (71,807)      (22,211)      (29,216)      (25,396)
                                            -----------   -----------   -----------   -----------
Net equity transactions .................    53,207,376   187,162,545    60,839,500   176,279,260
                                            -----------   -----------   -----------   -----------

Net change in contract owners' equity ...     3,899,025   181,996,739    12,490,978   172,503,270
Contract owners' equity beginning
   of period ............................   182,016,949        20,210   172,517,520        14,250
                                            -----------   -----------   -----------   -----------
Contract owners' equity end of period ...   185,915,974   182,016,949   185,008,498   172,517,520
                                            ===========   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................    21,221,006         1,979    20,170,887         1,408
                                            -----------   -----------   -----------   -----------
   Units purchased ......................     7,701,656    21,568,730     8,526,617    20,425,940
   Units redeemed .......................      (882,778)     (349,703)     (835,843)     (256,461)
                                            -----------   -----------   -----------   -----------
   Ending units .........................    28,039,884    21,221,006    27,861,661    20,170,887
                                            ===========   ===========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     WRHiInc                   WRIntl
                                            ------------------------   -----------------------
Investment activity:                           2002          2001         2002         2001
                                            -----------   ----------   ----------   ----------
   Net investment income (loss) .........   $ 3,397,039    2,579,956     (296,094)   1,105,095
   Realized gain (loss) on investments ..       (75,088)     (11,690)  (1,082,921)     (12,075)
   Change in unrealized gain (loss)
      on investments ....................    (4,546,317)  (2,058,670)  (5,767,714)  (3,566,059)
   Reinvested capital gains .............            --           --           --           --
                                            -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (1,224,366)     509,596   (7,146,729)  (2,473,039)
                                            -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    17,818,741   28,982,057   11,806,711   26,931,217
   Transfers between funds ..............     4,412,737    1,330,168    2,045,099    6,384,683
   Redemptions (note 3) .................    (1,989,894)    (576,302)  (1,425,558)    (500,735)
   Annuity benefits .....................            --           --           --           --
   Annual contract maintenance charges
      (note 2) ..........................            --           --           --           --
   Contingent deferred sales charges
      (note 2) ..........................       (38,811)      (5,044)     (30,734)      (7,241)
   Adjustments to maintain reserves .....         8,273        6,571       (9,416)      (8,602)
                                            -----------   ----------   ----------   ----------
         Net equity transactions ........    20,211,046   29,737,450   12,386,102   32,799,322
                                            -----------   ----------   ----------   ----------

Net change in contract owners' equity ...    18,986,680   30,247,046    5,239,373   30,326,283
Contract owners' equity beginning
   of period ............................    30,247,046           --   30,328,901        2,618
                                            -----------   ----------   ----------   ----------
Contract owners' equity end of period ...   $49,233,726   30,247,046   35,568,274   30,328,901
                                            ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................     2,785,585           --    3,898,537          258
                                            -----------   ----------   ----------   ----------
   Units purchased ......................     2,059,988    2,837,557    1,931,746    3,956,002
   Units redeemed .......................      (156,389)     (51,972)    (164,870)     (57,723)
                                            -----------   ----------   ----------   ----------
   Ending units .........................     4,689,184    2,785,585    5,665,413    3,898,537
                                            ===========   ==========   ==========   ==========

                                                   WRLTBond                   WRMMkt
                                            ----------------------   -------------------------
Investment activity:                           2002        2001          2002         2001
                                            ----------   ---------   -----------   -----------
   Net investment income (loss) .........      360,135     164,204       (87,738)      236,466
   Realized gain (loss) on investments ..       41,254       7,079            --            --
   Change in unrealized gain (loss)
      on investments ....................      131,915     (67,882)           --            --
   Reinvested capital gains .............           --          --            --            --
                                            ----------   ---------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      533,304     103,401       (87,738)      236,466
                                            ----------   ---------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   10,080,412   5,105,357    46,398,802    57,026,375
   Transfers between funds ..............    7,269,333     155,187   (36,664,931)  (23,028,039)
   Redemptions (note 3) .................     (909,582)    (64,865)   (7,273,616)   (2,005,711)
   Annuity benefits .....................           --          --            --            --
   Annual contract maintenance charges
      (note 2) ..........................           --          --            --            --
   Contingent deferred sales charges
      (note 2) ..........................      (35,279)       (525)     (150,630)       (4,257)
   Adjustments to maintain reserves .....        3,917       1,124         9,799         6,797
                                            ----------   ---------   -----------   -----------
         Net equity transactions ........   16,408,801   5,196,278     2,319,424    31,995,165
                                            ----------   ---------   -----------   -----------

Net change in contract owners' equity ...   16,942,105   5,299,679     2,231,686    32,231,631
Contract owners' equity beginning
   of period ............................    5,299,679          --    32,231,631            --
                                            ----------   ---------   -----------   -----------
Contract owners' equity end of period ...   22,241,784   5,299,679    34,463,317    32,231,631
                                            ==========   =========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................      484,968          --     3,142,411            --
                                            ----------   ---------   -----------   -----------
   Units purchased ......................    1,544,270     490,875       333,225     4,101,054
   Units redeemed .......................      (73,277)     (5,907)     (109,040)     (958,643)
                                            ----------   ---------   -----------   -----------
   Ending units .........................    1,955,961     484,968     3,366,596     3,142,411
                                            ==========   =========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                    WRSciTech                    WRSmCap                   WRValue
                                            -------------------------   ------------------------   -----------------------
Investment activity:                            2002          2001          2002         2001         2002         2001
                                            ------------   ----------   -----------   ----------   ----------   ----------
   Net investment income (loss) .........   $   (685,032)     (73,079)   (1,173,816)    (418,831)    (233,399)       2,712
   Realized gain (loss) on investments ..       (359,179)    (278,983)   (4,987,429)    (139,963)    (308,098)      (1,391)
   Change in unrealized gain (loss)
      on investments ....................    (13,455,380)   1,526,995   (16,162,456)   3,668,515   (7,513,064)     812,792
   Reinvested capital gains .............             --           --            --           --           --           --
                                            ------------   ----------   -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (14,499,591)   1,174,933   (22,323,701)   3,109,721   (8,054,561)     814,113
                                            ------------   ----------   -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     24,538,776   50,142,171    31,135,781   63,019,161   33,889,178   35,118,607
   Transfers between funds ..............     (3,642,948)  (2,458,767)    8,149,083   10,426,501   (2,357,063)     752,289
   Redemptions (note 3) .................     (1,484,046)    (634,945)   (3,961,649)    (703,059)  (1,703,117)    (120,067)
   Annuity benefits .....................             --           --            --           --           --           --
   Annual contract maintenance charges
      (note 2) ..........................             --           --            --           --           --           --
   Contingent deferred sales charges
      (note 2) ..........................        (39,336)     (17,539)      (82,003)     (16,935)     (37,885)      (1,089)
   Adjustments to maintain reserves .....         (8,225)     (11,793)      (11,000)       1,495        3,637        4,033
                                            ------------   ----------   -----------   ----------   ----------   ----------
         Net equity transactions ........     19,364,221   47,019,127    35,230,212   72,727,163   29,794,750   35,753,773
                                            ------------   ----------   -----------   ----------   ----------   ----------

Net change in contract owners' equity ...      4,864,630   48,194,060    12,906,511   75,836,884   21,740,189   36,567,886
Contract owners' equity beginning
   of period ............................     48,199,948        5,888    75,839,555        2,671   36,567,886           --
                                            ------------   ----------   -----------   ----------   ----------   ----------
Contract owners' equity end of period ...   $ 53,064,578   48,199,948    88,746,066   75,839,555   58,308,075   36,567,886
                                            ============   ==========   ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................      5,720,321          607     7,778,767          265    3,616,179           --
                                            ------------   ----------   -----------   ----------   ----------   ----------
   Units purchased ......................      3,141,266    6,052,105     4,391,241    7,852,256    3,407,646    3,628,243
   Units redeemed .......................       (462,891)    (332,391)     (368,507)     (73,754)    (329,346)     (12,064)
                                            ------------   ----------   -----------   ----------   ----------   ----------
   Ending units .........................      8,398,696    5,720,321    11,801,501    7,778,767    6,694,479    3,616,179
                                            ============   ==========   ===========   ==========   ==========   ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2002 and 2001

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On July 1, 1999, the Company (Depositor) transferred to the Account, 100,000 shares of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF - Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF
          - Small Company Opportunity Fund Class A Shares.

          On August 20, 2001, the Depositor transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

          The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

          Reinsurance - Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company
          (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                  AIM VIF - Balanced Fund - Series I Shares (AIMBal)
                  AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
                  AIM VIF - Capital Appreciation Fund - Series I Shares
                     (AIMCapAp)
                  AIM VIF - Capital Appreciation Fund - Series II Shares
                     (AIMCapAp2)
                  AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
                  AIM VIF - International Equity Fund - Series I Shares
                     (AIMIntEq)*
                  AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq) AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

               Portfolios of the Alliance Variable Products Series Fund,
                  Inc. (Alliance VPSF);
                  Alliance VPSF - AllianceBernstein Small Cap Value Portfolio -
                     Class B (AISmCapValB)
                  Alliance VPSF - Growth & Income Portfolio - Class B (AlGrIncB) Alliance VPSF - Premier Growth Portfolio - Class B (AlPremGrB)

               Portfolios of the American Century Variable Portfolios,
                  Inc. (American Century VP);
                  American Century VP - Income & Growth Fund - Class I
                     (ACVPIncGr)
                  American Century VP - Income & Growth Fund - Class II
                     (ACVPIncGr2)
                  American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III
                     (ACVPInt3)
                  American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Ultra(R) Fund - Class II (ACVPUltra2) American Century VP - Value Fund - Class I (ACVPVal) American Century VP - Value Fund - Class II (ACVPVal2)

               Portfolios of the BB&T Variable Insurance Funds (BB&T VIF);
                  BB&T VIF - Capital Appreciation Fund (BBTCapAp)
                  BB&T VIF - Capital Manager Aggressive Growth Fund (BBTCapMAG) BB&T VIF - Growth and Income Fund (BBTGrInc)
                  BB&T VIF - Large Company Growth Fund (BBTLgCoGr)

               Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital Portfolio
                     (CSGPVen)
                  Credit Suisse Trust - International Focus Portfolio (CSIntFoc) Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

               Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares,
                  The (DrySRGroS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund - Initial Shares (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                     (DryVIFApp)
                  Dreyfus VIF - Appreciation Portfolio - Service Shares
                     (DryVIFAppS)
                  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
                     (DryVIFDevLd)
                  Dreyfus VIF - International Value Portfolio - Initial Shares
                     (DryVIFIntVal)

               Portfolios of the Evergreen Variable Annuity Funds (Evergreen
                  VAF);
                  Evergreen VAF - Evergreen VA Blue Chip Fund (EvBlCh)* Evergreen VAF - Evergreen VA Capital Growth Fund (EvCapG)* Evergreen VAF - Evergreen VA Equity Index Fund (EvEqIx)* Evergreen VAF - Evergreen VA Foundation Fund (EvFound)* Evergreen VAF - Evergreen VA Fund (EvFund)*
                  Evergreen VAF - Evergreen VA Global Leaders Fund (EvGloLead)* Evergreen VAF - Evergreen VA Growth And Income Fund (EvGrInc)* Evergreen VAF - Evergreen VA International Growth Fund
                     (EvIntGr)*

                  Evergreen VAF - Evergreen VA Masters Fund (EvMasters)* Evergreen VAF - Evergreen VA Omega Fund (EvOmega)* Evergreen VAF - Evergreen VA Small Cap Value Fund
                     (EvSmCapV)*
                  Evergreen VAF - Evergreen VA Special Equity Fund
                     (EvSpEq)*
                  Evergreen VAF - Evergreen VA Strategic Income Fund
                     (EvStratInc)*

               Portfolios of the Federated Insurance Series (Federated IS);
                  Federated IS - American Leaders Fund II - Service Shares
                     (FedAmLeadS)
                  Federated IS - Capital Appreciation Fund II - Service
                     Shares (FedCapApS)
                  Federated IS - High Income Bond Fund II - Service Shares
                     (FedHiIncS)
                  Federated IS - Quality Bond Fund II - Primary Shares
                     (FedQualBd)
                  Federated IS - Quality Bond Fund II - Service Shares
                     (FedQualBdS)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  Fund (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Service
                     Class (FidVIPEIS)
                  Fidelity(R) VIP - Equity-Income Portfolio - Service
                     Class 2 (FidVIPEI2)
                  Fidelity(R) VIP - Growth Portfolio - Service Class
                     (FidVIPGrS)
                  Fidelity(R) VIP - Growth Portfolio - Service Class 2
                     (FidVIPGr2)
                  Fidelity(R) VIP - High Income Portfolio - Service Class
                     (FidVIPHIS)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class
                     (FidVIPOvS)
                  Fidelity(R) VIP - Overseas Portfolio - Service
                     Class 2 R (FidVIPOvS2R)
                  Fidelity(R) VIP - Overseas Portfolio - Service
                     Class R (FidVIPOvSR)

               Portfolios of the Fidelity(R) Variable Insurance Products
                     Fund II (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service
                     Class (FidVIPConS)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service
                     Class 2 (FidVIPCon2)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  Fund III (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio -
                     Service Class (FidVIPGrOpS)
                  Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
                     (FidVIPMCap2)
                  Fidelity(R) VIP III - Value Strategies Portfolio -
                     Service Class (FidVIPVaIS)
                  Fidelity(R) VIP III - Value Strategies Portfolio -
                     Service Class 2 (FidVIPVaIS2)

               First Horizon Capital Appreciation Portfolio (FHCapAp)

               First Horizon Growth & Income Portfolio (FHGrInc)

               Portfolio of the Franklin Templeton Variable Insurance
                  Products Trust (Franklin Templeton VIP); Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FrVIPForSec)*

               Portfolios of the Gartmore Variable Insurance Trust
                  (Gartmore GVIT)
               (formerly Nationwide Separate Account Trust) (managed for a fee by an affiliated investment advisor);
                  Gartmore GVIT Comstock Value Fund - Class I (GVITCVal) Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                     (GVITDMidCapI)
                  Gartmore GVIT Emerging Markets Fund - Class I
                     (GVITEmMrkts)
                  Gartmore GVIT Emerging Markets Fund - Class III
                     (GVITEmMrkts3)
                  Gartmore GVIT Federated High Income Bond Fund - Class I
                     (GVITFHiInc)
                  Gartmore GVIT Global Financial Services Fund - Class I
                     (GVITGlFin1)
                  Gartmore GVIT Global Financial Services Fund - Class III
                     (GVITGlFin3)
                  Gartmore GVIT Global Health Sciences Fund - Class I
                     (GVITGlHlth)*
                  Gartmore GVIT Global Health Sciences Fund - Class III
                     (GVITGlHlth3)
                  Gartmore GVIT Global Technology and Communications Fund -
                     Class I (GVITGlTech)
                  Gartmore GVIT Global Technology and Communications Fund -
                     Class III (GVITGlTech3)
                  Gartmore GVIT Global Utilities Fund - Class I
                     (GVITGlUtl1)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                  Gartmore GVIT Global Utilities Fund - Class III
                     (GVITGlUtl3)
                  Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Government Bond Fund - Class II
                     (GVITGvtBd2)
                  Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                  Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                  Gartmore GVIT ID Conservative Fund (GVITIDCon)
                  Gartmore GVIT ID Moderate Fund (GVITIDMod)
                  Gartmore GVIT ID Moderately Aggressive Fund
                     (GVITIDModAgg)
                  Gartmore GVIT ID Moderately Conservative Fund
                     (GVITIDModCon)
                  Gartmore GVIT International Growth Fund - Class I
                     (GVITIntGro)
                  Gartmore GVIT International Growth Fund - Class III
                     (GVITIntGro3)
                  Gartmore GVIT J.P.Morgan Balanced Fund - Class I
                     (GVITJPBal)
                  Gartmore GVIT MAS Multi Sector Bond Fund - Class I
                     (GVITMMultiSec)
                  Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide(R) Leaders Fund - Class I
                     (GVITLead)
                  Gartmore GVIT Nationwide(R) Leaders Fund - Class III
                     (GVITLead3)
                  Gartmore GVIT Nationwide(R) Strategic Value Fund -
                     Class I
                     (GVITNStrVal)
                  Gartmore GVIT Small Cap Growth Fund - Class I
                     (GVITSmCapGr)
                  Gartmore GVIT Small Cap Growth Fund - Class II
                     (GVITSmCapGr2)
                  Gartmore GVIT Small Cap Value Fund - Class I
                     (GVITSmCapVal)
                  Gartmore GVIT Small Cap Value Fund - Class II
                     (GVITSmCapVal2)
                  Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2) Gartmore GVIT Strong Mid Cap Growth Fund - Class I
                     (GVITSMdCpGr)
                  Gartmore GVIT Total Return Fund - Class I (GVITTotRt) Gartmore GVIT Total Return Fund - Class II (GVITTotRt2) Gartmore GVIT Turner Growth Focus Fund - Class I
                     (GVITTGroFoc)
                  Gartmore GVIT Turner Growth Focus Fund - Class III
                     (GVITTGroFoc3)
                  Gartmore GVIT U.S.Growth Leaders Fund - Class I
                     (GVITUSGro1)*
                  Gartmore GVIT U.S.Growth Leaders Fund - Class III
                     (GVITUSGro3)
                  Gartmore GVIT Worldwide Leaders Fund - Class I
                          (GVITWLead)

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Capital Appreciation Portfolio - Service
                     Shares (JanCapAp)
                  Janus AS - Global Technology Portfolio - Service II
                     Shares (JanGlTechS2)
                  Janus AS - Global Technology Portfolio - Service Shares
                     (JanGlTech)
                  Janus AS - International Growth Portfolio - Service II
                     Shares (JanIntGroS2)
                  Janus AS - International Growth Portfolio - Service
                     Shares (JanIntGro)

               Portfolios of the MFS(R) Variable Insurance Trust(SM)
                  (MFS(R) VIT);
                  MFS(R) VIT - Mid Cap Growth Series - Service Class
                     (MFSMidCapGrS)
                  MFS(R) VIT - New Discovery Series - Service Class
                  (MFSNewDiscS)
                  MFS(R) VIT - Value Series - Service Class (MFSValS)

               Portfolios of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  Neuberger Berman AMT - Fasciano Portfolio - S Class
                     Shares (NBAMTFasc)
                  Neuberger Berman AMT - Focus Portfolio - S Class Shares
                     (NBAMTFocus)
                  Neuberger Berman AMT - Guardian Portfolio - I Class
                     Shares (NBAMTGuard)
                  Neuberger Berman AMT - Mid-Cap Growth Portfolio(R)
                     (NBAMTMCGr)
                  Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

               Portfolios of the Oppenheimer Variable Annuity;
                  Oppenheimer Aggressive Growth Fund/VA - Initial Class
                     (OppAggGro)
                  Oppenheimer Capital Appreciation Fund/VA - Initial Class
                     (OppCapAp)
                  Oppenheimer Capital Appreciation Fund/VA - Service Class
                     (OppCapApS)
                  Oppenheimer Global Securities Fund/VA - Initial Class
                     (OppGlSec)
                  Oppenheimer Global Securities Fund/VA - Service Class
                     (OppGlSecS)
                  Oppenheimer Main Street Growth & Income Fund/VA - Initial
                     Class (OppMSGrInc)
                  Oppenheimer Main Street Growth & Income Fund/VA - Service
                     Class (OppMSGrIncS)
                  Oppenheimer Strategic Bond Fund/VA - Service Class
                     (OppStratBdS)

               Strong Opportunity Fund II, Inc. (StOpp2)

               Portfolios of the Van Eck Worldwide Insurance Trust
                  (Van Eck WIT);
                  Van Eck WIT - Worldwide Emerging Markets Fund
                     (VEWrldEMkt)
                  Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Portfolios of the Van Kampen Life Investment Trust
                  (Van Kampen LIT);
                  Van Kampen LIT - Comstock Portfolio - Class II (VKCom2) Van Kampen LIT - Emerging Growth Portfolio - Class II
                     (VKEmGr2)

               Portfolios of the Van Kampen - The Universal Institutional
                  Funds, Inc. (Van Kampen UIF);
                  Van Kampen UIF - Emerging Markets Debt Portfolio -
                     Class A (VKEmMkt)
                  Van Kampen UIF - International Magnum Portfolio
                     (VKIntMag)*
                  Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG) Van Kampen UIF - U.S. Real Estate Portfolio - Class A
                     (VKUSRealEst)

               Portfolios of the Victory Variable Insurance Funds
                  (Victory VIF);
                  Victory VIF - Diversified Stock Fund Class A Shares
                     (VicDivrStk)
                  Victory VIF - Investment Quality Bond Fund Class A Shares
                     (VicInvQBd)
                  Victory VIF - Small Company Opportunity Fund Class A
                     Shares (VicSmCoOpp)

               Portfolios of the W & R Target Funds, Inc. (W & R Target
                  Funds);
                  W & R Target Funds - Asset Strategy Portfolio (WRAsStrat) W & R Target Funds - Balanced Portfolio (WRBal)
                  W & R Target Funds - Bond Portfolio (WRBnd)
                  W & R Target Funds - Core Equity Portfolio (WRCoreEq)
                  W & R Target Funds - Growth Portfolio (WRGrowth)
                  W & R Target Funds - High Income Portfolio (WRHiInc)
                  W & R Target Funds - International Portfolio (WRIntl)
                  W & R Target Funds - Limited-Term Bond Portfolio
                     (WRLTBond)
                  W & R Target Funds - Money Market Portfolio (WRMMkt)
                  W & R Target Funds - Science & Technology Portfolio
                     (WRSciTech)
                  W & R Target Funds - Small Cap Portfolio (WRSmCap)
                  W & R Target Funds - Value Portfolio (WRValue)

               * At December 31, 2002, contract owners have not invested in this fund.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge.

     On BOA Future, ElitePro Classic, BOA Choice, BOA V contracts and Choice Venue the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 48 months. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 96 months. No sales charges are deducted on BOA Exclusive II contracts.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     The Company may deduct an annual contract maintenance charge of up to $35, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

     For contracts with the Extra Value (EV) option, the Company contributed approximately $13 and $35 million to the Account in the form of bonus credits for the years ended December 31, 2002 and 2001, respectively.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                           BOA       ElitePro   ElitePro      BOA
Nationwide Variable Account-9 Options                                  Future/(1)/    Classic     Ltd      Choice/(2)/
----------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk - Basic:                                      0.95%         1.60%      1.75%       1.20%
----------------------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option:                                         0.25%           --         --          --
      Initial lowered to $1,000 and subsequent
         lowered to $25. Not available for
         investment only contracts.
----------------------------------------------------------------------------------------------------------------------
CDSC Options:
   Five Year CDSC                                                        0.15%           --         --          --
----------------------------------------------------------------------------------------------------------------------
CDSC Waiver Options:
   Additional (5%) Withdrawal without Charge and Disability
      In addition to standard 10% CDSC-free withdrawal privilege.        0.10%           --         --          --
                                                                       -----------------------------------------------
   10 Year and Disability Waiver for Tax Sheltered Annuities             0.05%           --         --          --
      CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during
      entire contract year for at least 5 of those 10 years.
                                                                       -----------------------------------------------
   Hardship Waiver for Tax Sheltered Annuities                           0.15%           --         --          --
      CDSC waived if contract owner experiences hardship
      (defined under IRC Section 401(k)).
----------------------------------------------------------------------------------------------------------------------
Death Benefit Options:
   One-Year (or Anniversary) Enhanced (for contracts issued
      on or after 1-2-01)                                                0.15%           --         --          --
      If death before annuitization, benefit will be greatest
         of (i) contract value, (ii) purchase payments less
         surrenders or (iii) highest contract value before
         86th birthday less surrenders.
                                                                       -----------------------------------------------
   Greater of One-Year (or Anniversary) or 5% Enhanced
      (for contracts issued on or after 1-2-01)                          0.20%           --         --        0.15%
      If death before annuitization, benefit will be greatest
         of (i) contract value, (ii) purchase payments less
         surrenders, (iii) highest contract value before 86th
         birthday less surrenders or (iv) the 5% interest
         anniversary value.
                                                                       -----------------------------------------------
   One-Year Step Up (for contracts issued prior to 1-2-01)               0.05%           --         --          --
      If death before annuitization, benefit will be greatest
         of (i) contract value, (ii) purchase payments less
         surrenders or (iii) highest contract value before 86th
         birthday less surrenders.
                                                                       -----------------------------------------------
   5% Enhanced (for contracts issued prior to 1-2-01)                    0.10%           --         --        0.05%
      If death before annuitization, benefit will be greater of
         (i) contract value or (ii) total of all purchase payments
         less surrenders with 5% simple interest from purchase to
         most recent contract anniversary prior to annuitant's
         86th birthday.
                                                                       -----------------------------------------------
   Term Certain with Enhanced - 10, 15 or 20 years                         --            --         --          --
----------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:

      Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.

   Option 1                                                                0.45%         --         --        0.45%
                                                                       -----------------------------------------------
   Option 2                                                                0.30%         --         --        0.30%
----------------------------------------------------------------------------------------------------------------------
Extra Value Option (EV):                                                   0.45%         --         --          --
      Fee assessed to allocations to fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during
         first 12 months contract is in force.
                                                                       -----------------------------------------------
      Spousal Protection Annuity Option                                      --          --         --          --
----------------------------------------------------------------------------------------------------------------------
Beneficiary Protector Option:                                              0.40%         --         --        0.40%
      Upon annuitant death, in addition to any death benefit
         payable, an additional amount will be credited to contract.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(5)/                                      3.15%       1.60%      1.75%       2.20%
----------------------------------------------------------------------------------------------------------------------

                                                                         BOA      BOA            BOA           Choice
Nationwide Variable Account-9 Options                                  V /(3)/   Income   Exclusive II /(4)/    Venue
---------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk - Basic:                                     1.10%     1.25%          1.20%          1.50%
---------------------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option:                                          --        --             --             --
   Initial lowered to $1,000 and subsequent
      lowered to $25. Not available for
      investment only contracts.
---------------------------------------------------------------------------------------------------------------------
CDSC Options:
   Five Year CDSC                                                       0.15%       --             --             --
---------------------------------------------------------------------------------------------------------------------
CDSC Waiver Options:
   Additional (5%) Withdrawal without Charge and Disability
      In addition to standard 10% CDSC-free withdrawal privilege.       0.10%       --             --             --
                                                                       ----------------------------------------------

   10 Year and Disability Waiver for Tax Sheltered Annuities            0.05%       --             --             --
      CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during
      entire contract year for at least 5 of those 10 years.
                                                                       ----------------------------------------------
   Hardship Waiver for Tax Sheltered Annuities                          0.15%       --             --             --
      CDSC waived if contract owner experiences hardship
      (defined under IRC Section 401(k)).
---------------------------------------------------------------------------------------------------------------------
Death Benefit Options:
   One-Year (or Anniversary) Enhanced (for contracts issued
      on or after 1-2-01)                                                 --        --           0.15%            --
      If death before annuitization, benefit will be greatest
         of (i) contract value, (ii) purchase payments less
         surrenders or (iii) highest contract value before
         86th birthday less surrenders.
                                                                       ----------------------------------------------
   Greater of One-Year (or Anniversary) or 5% Enhanced
      (for contracts issued on or after 1-2-01)                           --        --           0.20%            --
      If death before annuitization, benefit will be greatest
         of (i) contract value, (ii) purchase payments less
         surrenders, (iii) highest contract value before 86th
         birthday less surrenders or (iv) the 5% interest
         anniversary value.
                                                                       ----------------------------------------------
   One-Year Step Up (for contracts issued prior to 1-2-01)              0.05%       --           0.10%            --
      If death before annuitization, benefit will be greatest
         of (i) contract value, (ii) purchase payments less
         surrenders or (iii) highest contract value before 86th
         birthday less surrenders.
                                                                       ----------------------------------------------
   5% Enhanced (for contracts issued prior to 1-2-01)                   0.10%       --           0.15%          0.15%
      If death before annuitization, benefit will be greater of
         (i) contract value or (ii) total of all purchase payments
         less surrenders with 5% simple interest from purchase to
         most recent contract anniversary prior to annuitant's
         86th birthday.
                                                                       ----------------------------------------------
   Term Certain with Enhanced - 10, 15 or 20 years                        --      0.20%            --             --
---------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:

      Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.

   Option 1                                                               --        --           0.45%          0.45%
                                                                       ----------------------------------------------
   Option 2                                                               --        --           0.30%            --
---------------------------------------------------------------------------------------------------------------------
Extra Value Option (EV):                                                  --        --             --             --
      Fee assessed to allocations to fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during
         first 12 months contract is in force.
                                                                       ----------------------------------------------
      Spousal Protection Annuity Option                                   --        --             --           0.10%
---------------------------------------------------------------------------------------------------------------------
Beneficiary Protector Option:                                             --        --           0.40%          0.40%
      Upon annuitant death, in addition to any death benefit
         payable, an additional amount will be credited to contract.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(5)/                                   1.70%     1.45%          2.30%          2.60%
---------------------------------------------------------------------------------------------------------------------

/(1)/ Includes KeyCorp, NEA, Waddell & Reed Select Plus, First Tennessee and
      BB&T products.
/(2)/ Includes KeyCorp product.
/(3)/ Includes NEA product.
/(4)/ Includes Waddell & Reed Select Reserve product.
/(5)/ When maximum options are elected.

     The following table provides mortality and expense risk charges by asset fee rates for the year ended December 31, 2002. The stated contract expense rates designated EV below do not include the 45 basis point extra value expense charge (however, this charge is appropriately included in the amounts disclosed).

                         Total      AIMBal   AIMBValue2   AIMBlueCh   AIMCapAp
                     ------------   ------   ----------   ---------   --------
     0.95% .......   $ 37,359,622     466          1         267         26
     1.00% .......     17,715,241      --         --          --         --
     1.05% .......      3,433,926      --         --          --         --
     1.10% .......      5,447,892     878         --         306         41
     1.15% .......      2,297,653      76         --          --         --
     1.20% .......     18,047,162      --         --          --         --
     1.25% .......      1,586,495     554         --          26         --
     1.30% .......      3,551,610       1         --          --         --
     1.35% .......      2,791,216     475         --         153         --
     1.40% .......      2,289,577      44         --          20         --
     1.45% .......        348,931      --         --          --         --
     1.50% .......      1,276,062      --      1,347          --         --
     1.55% .......        534,259      86         --         138         --
     1.60% .......        744,137      --        256          --         --
     1.65% .......        984,043      --      1,391          --         --
     1.70% .......        157,056      --         --          --         --
     1.75% .......        480,394      --        258          --         --
     1.80% .......        448,468      --        279          --         --
     1.85% .......        158,310      --         --          --         --
     1.90% .......         47,976      --        374          --         --
     1.95% .......         52,613      --      1,511          --         --
     2.00% .......         23,776      --         --          --         --
     2.05% .......        154,887      --        517          --         --
     2.10% .......         49,966      --        489          --         --
     2.15% .......          8,596      --         11          --         --
     2.20% .......        109,866      --        430          --         --
     2.25% .......         34,421      --         --          --         --
     2.30% .......              1      --         --          --         --
     2.35% .......          1,781      --         44          --         --
     2.45% .......          4,118      --         62          --         --
     2.50% .......          8,509      --        278          --         --
     2.60% .......          6,483      --        191          --         --
     1.40% EV ....     19,293,684      --         --          --         --
     1.45% EV ....      9,625,121      --         --          --         --
     1.50% EV ....      1,138,151      --         --          --         --
     1.55% EV ....      8,091,117      --         --          --         --
     1.60% EV ....      2,536,776      --         --          --         --
     1.65% EV ....      1,114,712      --         --          --         --
     1.70% EV ....      1,176,625      --         --          --         --
     1.75% EV ....        415,336      --         --          --         --
     1.80% EV ....        459,965      --         --          --         --
     1.85% EV ....      1,142,454      --         --          --         --
     1.90% EV ....        269,379      --         --          --         --
     1.95% EV ....        430,427      --         --          --         --
     2.00% EV ....        777,371      --         --          --         --
     2.05% EV ....        338,745      --         --          --         --
     2.10% EV ....        123,603      --         --          --         --
     2.15% EV ....        172,144      --         --          --         --
     2.20% EV ....         56,322      --         --          --         --
     2.25% EV ....         61,006      --         --          --         --
     2.30% EV ....         65,763      --         --          --         --
     2.35% EV ....          3,574      --         --          --         --
     2.40% EV ....         93,742      --         --          --         --
     2.45% EV ....          7,868      --         --          --         --
     2.50% EV ....          3,395      --         --          --         --
     2.55% EV ....         12,388      --         --          --         --
     2.60% EV ....          6,656      --         --          --         --
     2.65% EV ....          2,177      --         --          --         --
     2.70% EV ....          2,106      --         --          --         --
     2.85% EV ....             23      --         --          --         --
                     ------------   -----      -----         ---        ---
        Totals ...   $147,575,677   2,580      7,439         910         67
                     ============   =====      =====         ===        ===

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                     AIMCapAp2   AIMCoreEq   AIMPreEq   AIMPreEq2   AISmCapValB
                     ---------   ---------   --------   ---------   -----------
     0.95% .......    $    3         13          177          1           1
     1.10% .......        --         20          228         --          --
     1.15% .......        --         --           76         --          --
     1.25% .......        --         --          193         --          --
     1.35% .......        --         15          283         --          --
     1.40% .......        --         89           69         --          --
     1.50% .......        47         --           41         56         251
     1.55% .......        --         44        1,215         --          --
     1.60% .......        31         --           --         --          59
     1.65% .......       239         --           --        136         644
     1.75% .......        79         --           --         13         321
     1.80% .......        40         --           --         96          96
     1.90% .......         6         --           --          6          47
     1.95% .......       591         --           --        421         737
     2.00% .......        --         --           --         --           8
     2.05% .......       173         --           --        595         503
     2.10% .......       101         --           --         29         474
     2.15% .......         7         --           --         --          35
     2.20% .......       123         --           --        361         150
     2.35% .......        --         --           --         --          76
     2.45% .......        37         --           --          5         137
     2.50% .......       171         --           --         --         515
     2.60% .......        --         --           --         --         173
                      ------        ---        -----      -----       -----
        Totals ...    $1,648        181        2,282      1,719       4,227
                      ======        ===        =====      =====       =====

                     AlGrIncB   AlPremGrB   ACVPIncGr   ACVPIncGr2    ACVPInt
                     --------   ---------   ---------   ----------   ---------
     0.95% .......    $    1         --       774,866          1       606,081
     1.00% .......        --         --       366,481         --       286,936
     1.05% .......        --         --        68,607         --        54,968
     1.10% .......        --         --        68,086         --        35,897
     1.15% .......        --         --        27,463         --        14,540
     1.20% .......        --         --       319,088         --       367,117
     1.25% .......        --         --        34,129         --        20,353
     1.30% .......        --         --        64,455         --        63,583
     1.35% .......        --         --        51,792         --        28,990
     1.40% .......        --         --        39,451         --        16,695
     1.45% .......        --         --         4,356         --         4,258
     1.50% .......       233        164        25,689        494        24,152
     1.55% .......        --         --         9,435         --         6,217
     1.60% .......       243         54         6,073         65         4,427
     1.65% .......       278        669        24,335        507        12,956
     1.70% .......        --         --         1,200         --           520
     1.75% .......        71         73        11,759         16         1,398
     1.80% .......        37        244        12,892         28         2,609
     1.85% .......        --         --         1,200         --            16
     1.90% .......        --        252            60          4           160
     1.95% .......       581      1,279           153        190            22
     2.00% .......        --         12           138         42            36
     2.05% .......       122        564         2,907        505           981
     2.10% .......       136        361           123      1,305            --
     2.15% .......         5         53             5         21            --
     2.20% .......       329         69         2,817      1,312         1,128
     2.25% .......        --         --             1         --            --
     2.35% .......         9         12            --         23            --
     2.45% .......       175         30            --         62            --
     2.50% .......         7        161            --         30            --
     2.60% .......       128         63            --         93            --
     1.40% EV ....        --         --       242,130         --       191,477
     1.45% EV ....        --         --       139,659         --       119,125
     1.50% EV ....        --         --        13,268         --        12,975
     1.55% EV ....        --         --        83,201         --        52,944

     Continued       AlGrIncB   AlPremGrB   ACVPIncGr   ACVPIncGr2    ACVPInt
                     --------   ---------   ---------   ----------   ---------
     1.60% EV ....        --         --        35,483         --        16,859
     1.65% EV ....        --         --        16,520         --        13,260
     1.70% EV ....        --         --        14,260         --         8,474
     1.75% EV ....        --         --         2,778         --         4,692
     1.80% EV ....        --         --         2,736         --         1,851
     1.85% EV ....        --         --        11,657         --         7,008
     1.90% EV ....        --         --         2,965         --         2,418
     1.95% EV ....        --         --         4,074         --         7,890
     2.00% EV ....        --         --         8,451         --         3,579
     2.05% EV ....        --         --         3,844         --         3,550
     2.10% EV ....        --         --         1,755         --           267
     2.15% EV ....        --         --           444         --           253
     2.20% EV ....        --         --           691         --           275
     2.25% EV ....        --         --           387         --            20
     2.30% EV ....        --         --           263         --            21
     2.35% EV ....        --         --            17         --            --
     2.40% EV ....        --         --           127         --             4
     2.45% EV ....        --         --           296         --            --
     2.50% EV ....        --         --           196         --            --
     2.60% EV ....        --         --           207         --            --
     2.70% EV ....        --         --           197         --            --
                      ------      -----     ---------      -----     ---------
        Totals ...    $2,355      4,060     2,503,167      4,698     2,000,982
                      ======      =====     =========      =====     =========

                     ACVPInt3   ACVPUltra   ACVPUltra2    ACVPVal    ACVPVal2
                     --------   ---------   ----------   ---------   --------
     0.95% .......    $36,498      2,119          --       998,573        1
     1.00% .......     15,639      3,266          --       399,179       --
     1.05% .......      4,055        101          --        67,561       --
     1.10% .......      8,534        392          --       177,402       --
     1.15% .......      2,146        156          --        88,968       --
     1.20% .......     34,263      4,037          --       562,596       --
     1.25% .......      1,731        125          --        58,943       --
     1.30% .......      3,831        183          --       195,262       --
     1.35% .......      4,565        624          --       126,818       --
     1.40% .......      4,768        483          --        86,878       --
     1.45% .......        278        113          --        10,150       --
     1.50% .......      1,195          8         236        45,075    1,130
     1.55% .......        917         --          --        25,272       --
     1.60% .......        981        254         183        28,119      180
     1.65% .......      2,615        517         593        48,926      857
     1.70% .......         87         --          --         4,074       --
     1.75% .......      1,271      4,131          23        15,566      554
     1.80% .......      1,872        609          59        16,167    1,104
     1.85% .......        453         46          --         8,630       --
     1.90% .......         79         --          --         2,334      651
     1.95% .......         28          5         183           161    1,230
     2.00% .......          5         --          75           710      186
     2.05% .......      1,169         --         229         5,513      599
     2.10% .......         --         --         284           131    1,077
     2.15% .......         --         --          45             7      350
     2.20% .......        195         --         227         5,858      678
     2.25% .......         14         --          --           955       --
     2.35% .......         --         --          --            --      144
     2.45% .......         --         --          --            --      210
     2.50% .......         --         --         364            --       25
     2.60% .......         --         --          16            --      265
     1.40% EV ....     26,080      3,567          --       517,792       --
     1.45% EV ....      9,562      9,407          --       271,074       --
     1.50% EV ....        694        115          --        37,986       --
     1.55% EV ....      6,006      2,526          --       271,242       --
     1.60% EV ....      3,687        108          --        70,103       --
     1.65% EV ....      4,191         98          --        40,059       --
     1.70% EV ....      2,001        194          --        27,619       --
     1.75% EV ....        875         --          --        17,313       --
     1.80% EV ....        823         59          --        15,755       --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       ACVPInt3   ACVPUltra   ACVPUltra2    ACVPVal    ACVPVal2
                     --------   ---------   ----------   ---------   --------
     1.85% EV ....      1,187          1          --        38,966       --
     1.90% EV ....        134         50          --         6,829       --
     1.95% EV ....        676          2          --        14,528       --
     2.00% EV ....        877      1,237          --        45,545       --
     2.05% EV ....      1,331         --          --        16,494       --
     2.10% EV ....         58         --          --         5,362       --
     2.15% EV ....        467        134          --        13,176       --
     2.20% EV ....        318         --          --         1,360       --
     2.25% EV ....         57         33          --         1,299       --
     2.30% EV ....         90        416          --         5,059       --
     2.35% EV ....          8         --          --             6       --
     2.40% EV ....          8         --          --         9,501       --
     2.45% EV ....         --         --          --           337       --
     2.50% EV ....         --         --          --           302       --
     2.55% EV ....         --         --          --         1,511       --
     2.60% EV ....         98         18          --           371       --
     2.65% EV ....         --         --          --           281       --
     2.70% EV ....         --         29          --            18       --
                     --------     ------       -----     ---------    -----
        Totals ...   $186,417     35,163       2,517     4,409,716    9,241
                     ========     ======       =====     =========    =====

                     BBTCapAp   BBTCapMAG   BBTGrInc   BBTLgCoGr   CSGPVen
                     --------   ---------   --------   ---------   -------
     0.95% .......    $  799        302       1,069        324      34,903
     1.00% .......        --         --          --         --      12,964
     1.05% .......       524         --         247         31       4,870
     1.10% .......       945        702       1,670        869         215
     1.15% .......        89      1,596         906         29           4
     1.20% .......        18         --          18         --       6,183
     1.25% .......       291         89         392        411          47
     1.30% .......         2         24           2        189         329
     1.35% .......       267        421         774        569         266
     1.40% .......        59         --         125         --         136
     1.50% .......        31         --          43         --          --
     1.55% .......       490      2,313       1,113        538          --
     1.60% .......        --        656          --         --          --
     1.65% .......         3         --           4          4           4
     1.70% .......        --      2,416          24         24          --
     1.85% EV ....       812         --          --        824          --
                      ------      -----       -----      -----      ------
        Totals ...    $4,330      8,519       6,387      3,812      59,921
                      ======      =====       =====      =====      ======

                     CSIntFoc   CSLCapV   DryELeadS   DrySmCapIxS   DrySRGroS
                     --------   -------   ---------   -----------   ---------
     0.95% .......    $75,744    85,902        2          4,172         --
     1.00% .......     33,523    41,510       --          6,362         --
     1.05% .......      7,615    13,341       --            545         --
     1.10% .......         63       796       --          1,283         --
     1.15% .......        229       403       --            558         --
     1.20% .......      9,151    22,207       --          5,005         --
     1.25% .......      1,770     2,208       --            785         --
     1.30% .......        929     2,678       --            510         --
     1.35% .......        260       464       --            556         --
     1.40% .......         85     1,047       --          1,615         --
     1.45% .......         67       170       --             46         --
     1.50% .......        585     1,615       36            671         14
     1.55% .......         --       351       --             85         --
     1.60% .......         27        --        9            433         --
     1.65% .......        198       545       24            379        180
     1.70% .......         --       152       --             40         --
     1.75% .......         --        55      126            253         --
     1.80% .......         --       216      125             70         --
     1.85% .......         --        --       --            559         --
     1.90% .......         --        --       --              2          8

     Continued       CSIntFoc   CSLCapV   DryELeadS   DrySmCapIxS   DrySRGroS
                     --------   -------   ---------   -----------   ---------
     1.95% .......         --        --       190            --         62
     2.00% .......         --        --        85            --         --
     2.05% .......         --        --       203            96         90
     2.10% .......         --        --       108            --         21
     2.15% .......         --        --        --            --         36
     2.20% .......         --        --       392            --         --
     2.25% .......         --        --        --            32         --
     2.35% .......         --        --        42            --         --
     2.45% .......         --        --         4            --         --
     2.60% .......         --        --        --            --         98
     1.40% EV ....         --     7,384        --         3,021         --
     1.45% EV ....         --     3,090        --        16,894         --
     1.50% EV ....         --       312        --            53         --
     1.55% EV ....         --        93        --         4,682         --
     1.60% EV ....         --       624        --           460         --
     1.65% EV ....         --       179        --           365         --
     1.70% EV ....         --        --        --           341         --
     1.75% EV ....         --       105        --            --         --
     1.80% EV ....         --        78        --           191         --
     1.85% EV ....         --       110        --           440         --
     1.90% EV ....         --        24        --            --         --
     1.95% EV ....         --        45        --             8         --
     2.00% EV ....         --        --        --           315         --
     2.05% EV ....         --        --        --            80         --
     2.10% EV ....         --        --        --            11         --
     2.25% EV ....         --        --        --             2         --
     2.30% EV ....         --         7        --             2         --
                     --------   -------     -----        ------        ---
        Totals ...   $130,246   185,711     1,346        50,922        509
                     ========   =======     =====        ======        ===

                      DrySRGro     DryStkIx    DryVIFApp   DryVIFAppS   DryVIFDevLd
                     ----------   ----------   ---------   ----------   -----------
     0.95% .......   $  676,615    3,761,328     644,464        --           68
     1.00% .......      297,621    2,048,345     306,499        --           --
     1.05% .......       58,235      357,200      84,066        --           --
     1.10% .......       50,134      296,940      47,955        --            6
     1.15% .......       19,224      143,712      21,062        --           --
     1.20% .......      176,618    1,199,944     212,213        --           --
     1.25% .......       17,315      115,617      22,321        --            6
     1.30% .......       37,398      298,198      49,310        --           --
     1.35% .......       16,866      171,580      32,862        --          123
     1.40% .......       12,244      164,817      28,192        --           --
     1.45% .......        4,958       25,694       3,126        --           --
     1.50% .......       11,912       72,180      19,241       165           30
     1.55% .......        4,102       23,212       7,579        --           --
     1.60% .......        2,332       32,765       5,652       274           --
     1.65% .......        8,550       46,769      16,405       415           --
     1.70% .......        1,616       12,373       1,172        --           --
     1.75% .......        1,849       21,777       3,753        70           --
     1.80% .......          424       23,711       6,415        51           --
     1.85% .......          356       16,492       2,031        --           --
     1.90% .......          687        1,717         805       135           --
     1.95% .......           80          456         150       184           --
     2.00% .......           37          246           8        51           --
     2.05% .......        1,062        4,478       3,241       946           --
     2.10% .......           --          759         870       178           --
     2.15% .......           --            5           6         7           --
     2.20% .......          292        3,301         521       387           --
     2.25% .......           --        1,600         104        --           --
     2.35% .......           --           --          --        20           --
     2.45% .......           --           --          --        95           --
     2.50% .......           --           --          --        12           --
     1.40% EV ....      211,199    1,061,498     145,443        --           --
     1.45% EV ....      149,794      634,901      67,542        --           --
     1.50% EV ....       17,147       63,005       8,569        --           --
     1.55% EV ....       43,676      375,145      65,995        --           --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

     Continued        DrySRGro     DryStkIx    DryVIFApp   DryVIFAppS   DryVIFDevLd
                     ----------   ----------   ---------   ----------   -----------
     1.60% EV ....       22,202      138,885      18,854        --           --
     1.65% EV ....       16,984       60,908      11,978        --           --
     1.70% EV ....        9,288       96,104       8,358        --           --
     1.75% EV ....        1,403       27,123       2,796        --           --
     1.80% EV ....        3,390       23,225       3,132        --           --
     1.85% EV ....        8,426       38,379       5,926        --          678
     1.90% EV ....        2,366       18,967       2,092        --           --
     1.95% EV ....        5,353       28,877       4,491        --           --
     2.00% EV ....        4,058       29,796       5,603        --           --
     2.05% EV ....        2,269       21,825       3,761        --           --
     2.10% EV ....          751        4,107       1,093        --           --
     2.15% EV ....          344       11,763       3,641        --           --
     2.20% EV ....          810        4,352       1,565        --           --
     2.25% EV ....          519          636         596        --           --
     2.30% EV ....          194        1,632       1,645        --           --
     2.35% EV ....           71          152          28        --           --
     2.40% EV ....           --          178       4,132        --           --
     2.45% EV ....           32          620         182        --           --
     2.55% EV ....           --           22         469        --           --
     2.60% EV ....           --           --         711        --           --
     2.65% EV ....           --            1          97        --           --
     2.70% EV ....           78           --          --        --           --
                     ----------   ----------   ---------     -----          ---
        Totals ...   $1,900,881   11,487,317   1,888,722     2,990          911
                     ==========   ==========   =========     =====          ===

                     DryVIFIntVal   FedAmLeadS   FedCapApS   FedHiIncS   FedQualBd
                     ------------   ----------   ---------   ---------   ---------
     0.95% .......       $ --             2           1          --       750,857
     1.00% .......         --            --          --          --       278,919
     1.05% .......         --            --          --          --        60,660
     1.10% .......        107            --          --          --       190,539
     1.15% .......        135            --          --          --        99,589
     1.20% .......         --            --          --          --       570,575
     1.25% .......         --            --          --          --        42,671
     1.30% .......         --            --          --          --       112,094
     1.35% .......         --            --          --          --       127,633
     1.40% .......          6            --          --          --       115,885
     1.45% .......         --            --          --          --         9,687
     1.50% .......         48           153          95         368        35,591
     1.55% .......         25            --          --          --        22,160
     1.60% .......         --            22         321          56        19,032
     1.65% .......         --            --          --         445        31,425
     1.70% .......         --            --          --          --         6,234
     1.75% .......         --            40          --         133        26,143
     1.80% .......         --            48          28          69        21,555
     1.85% .......         --            --          --          --         7,877
     1.90% .......         --            --          34           5         3,414
     1.95% .......         --           245         332         403           257
     2.00% .......         --            --          --          18           499
     2.05% .......         --            --         310         997         2,759
     2.10% .......         --            --          13         196           385
     2.15% .......         --            --          --         109            14
     2.20% .......         --            --         628         311         3,241
     2.25% .......         --            --          --          --         2,655
     2.35% .......         --            --          --          83            --
     2.45% .......         --            --          --          45            --
     2.50% .......         --            --          --          75            --
     2.60% .......         --            --          30          62            --
     1.40% EV ....         --            --          --          --       531,047
     1.45% EV ....         --            --          --          --       212,890
     1.50% EV ....         --            --          --          --        38,964
     1.55% EV ....         --            --          --          --       272,666
     1.60% EV ....         --            --          --          --       107,365

     Continued       DryVIFIntVal   FedAmLeadS   FedCapApS   FedHiIncS   FedQualBd
                     ------------   ----------   ---------   ---------   ---------
     1.65% EV ....        --            --            --          --        35,928
     1.70% EV ....        --            --            --          --        32,826
     1.75% EV ....        --            --            --          --        29,929
     1.80% EV ....        --            --            --          --         7,675
     1.85% EV ....        --            --            --          --        42,485
     1.90% EV ....        --            --            --          --         4,643
     1.95% EV ....        --            --            --          --         7,331
     2.00% EV ....        --            --            --          --        33,639
     2.05% EV ....        --            --            --          --        16,725
     2.10% EV ....        --            --            --          --         9,647
     2.15% EV ....        --            --            --          --        10,270
     2.20% EV ....        --            --            --          --         3,142
     2.25% EV ....        --            --            --          --         2,548
     2.30% EV ....        --            --            --          --         5,211
     2.35% EV ....        --            --            --          --            22
     2.40% EV ....        --            --            --          --         9,627
     2.45% EV ....        --            --            --          --           245
     2.50% EV ....        --            --            --          --           412
     2.55% EV ....        --            --            --          --         1,264
     2.60% EV ....        --            --            --          --         1,474
     2.65% EV ....        --            --            --          --           277
     2.70% EV ....        --            --            --          --           378
                        ----           ---         -----       -----     ---------
        Totals ...      $321           510         1,792       3,375     3,960,980
                        ====           ===         =====       =====     =========

                     FedQualBdS   FidVIPEIS   FidVIPEI2   FidVIPGrS   FidVIPGr2
                     ----------   ---------   ---------   ---------   ---------
     0.95% .......     $    --    2,042,627        --     2,120,481        --
     1.00% .......          --    1,113,814        --     1,264,302        --
     1.05% .......          --      252,938        --       212,653        --
     1.10% .......          --      270,975        --       221,367        --
     1.15% .......          --      131,260        --        94,448        --
     1.20% .......          --      860,417        --     1,035,040        --
     1.25% .......          --       89,652        --        94,486        --
     1.30% .......          --      158,687        --       248,125        --
     1.35% .......          --      182,445        --       152,739        --
     1.40% .......          --      108,653        --        77,394        --
     1.45% .......          --       16,736        --        16,284        --
     1.50% .......       4,260       65,511     2,695        59,669     1,205
     1.55% .......          --       20,992        --        15,033        --
     1.60% .......         645       40,782       844        18,536       311
     1.65% .......       2,013       58,868     1,690        51,209       680
     1.70% .......          --        7,729        --         8,375        --
     1.75% .......         562       19,470       888        16,662       471
     1.80% .......         394       27,614       877        14,504       103
     1.85% .......          --        5,150        --         2,468        --
     1.90% .......         260        1,405       303           556         2
     1.95% .......       2,030          874     1,169           304       451
     2.00% .......          49          136        21           295        28
     2.05% .......       1,141        8,722       830         3,416       697
     2.10% .......       1,448           --     1,439           815       258
     2.15% .......         157            7        32            --        --
     2.20% .......         838        3,282       452         1,196       297
     2.25% .......          --        1,686        --            22        --
     2.30% .......          --           --         1            --        --
     2.35% .......          88           --        21            --         2
     2.45% .......         101           --       218            --       124
     2.50% .......         636           --       840            --        --
     2.60% .......         707           --       374            --       105
     1.40% EV ....          --      929,488        --     1,024,086        --
     1.45% EV ....          --      426,462        --       638,906        --
     1.50% EV ....          --       50,075        --        67,029        --
     1.55% EV ....          --      326,180        --       260,579        --
     1.60% EV ....          --      123,607        --        83,437        --
     1.65% EV ....          --       47,135        --        62,207        --
     1.70% EV ....          --       43,813        --       106,252        --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       FedQualBdS   FidVIPEIS   FidVIPEI2   FidVIPGrS   FidVIPGr2
                     ----------   ---------   ---------   ---------   ---------
     1.75% EV ....          --       20,661        --        13,450        --
     1.80% EV ....          --       31,780        --        14,648        --
     1.85% EV ....          --       43,991        --        27,232        --
     1.90% EV ....          --        3,420        --        12,383        --
     1.95% EV ....          --       18,429        --        10,986        --
     2.00% EV ....          --       33,517        --        22,290        --
     2.05% EV ....          --       18,699        --         9,990        --
     2.10% EV ....          --        2,844        --         4,953        --
     2.15% EV ....          --        4,208        --         4,912        --
     2.20% EV ....          --        1,852        --         2,342        --
     2.25% EV ....          --        2,420        --         1,152        --
     2.30% EV ....          --        1,331        --           323        --
     2.35% EV ....          --           19        --            41        --
     2.40% EV ....          --        1,277        --            21        --
     2.45% EV ....          --          909        --            --        --
     2.50% EV ....          --           --        --            55        --
     2.55% EV ....          --          529        --            21        --
     2.60% EV ....          --          705        --           669        --
     2.65% EV ....          --            7        --             3        --
                       -------    ---------    ------     ---------     -----
        Totals ...     $15,329    7,623,790    12,694     8,098,346     4,734
                       =======    =========    ======     =========     =====

                     FidVIPHIS   FidVIPOvS   FidVIPOvS2R   FidVIPOvSR   FidVIPConS
                     ---------   ---------   -----------   ----------   ----------
     0.95% .......    $618,099    329,963          --        24,709      1,891,541
     1.00% .......     282,120    134,528          --         5,640        980,427
     1.05% .......      93,057     36,122          --         1,150        169,741
     1.10% .......      57,147     15,009          --         3,366        139,455
     1.15% .......      21,447      7,843          --         1,812         61,998
     1.20% .......     263,833    201,049          --        15,870        772,138
     1.25% .......      25,420     11,899          --           765         64,516
     1.30% .......      44,232     30,956          --         3,203        139,922
     1.35% .......      32,805     13,166          --         2,436         97,127
     1.40% .......      25,087     15,003          --         6,663         50,164
     1.45% .......       1,932      2,101          --           118         10,118
     1.50% .......      12,664      7,277         403         1,144         66,752
     1.55% .......       4,193      1,630          --           329         19,728
     1.60% .......       5,416      2,505         218           976         14,353
     1.65% .......       8,497      5,362         753         1,999         50,422
     1.70% .......         674      1,530          --           111          6,007
     1.75% .......       2,507        871         291           198         12,489
     1.80% .......       4,510      2,567         334           301         21,804
     1.85% .......       1,001      2,922          --           332          1,850
     1.90% .......          33         64         253           166          1,112
     1.95% .......          --         --       1,449            --            266
     2.00% .......          12         --          18            --             26
     2.05% .......       2,410      1,642         605         1,345          5,361
     2.10% .......          --         --         586            --            131
     2.15% .......          --         --          34            --             15
     2.20% .......       1,576        885         688           291          3,031
     2.25% .......          14        183          --            25            901
     2.35% .......          --         --          27            --             --
     2.45% .......          --         --         212            --             --
     2.50% .......          --         --         107            --             --
     2.60% .......          --         --         129            --             --
     1.40% EV ....     197,906     87,197          --        10,639        616,311
     1.45% EV ....     110,425     54,601          --         2,758        401,331
     1.50% EV ....      20,532      4,010          --           475         39,475
     1.55% EV ....      69,654     18,038          --         3,749        181,035
     1.60% EV ....      24,916      8,656          --           939         67,501
     1.65% EV ....      13,512      4,422          --         1,166         30,704
     1.70% EV ....      13,985      3,089          --           338         24,397
     1.75% EV ....      16,481      2,043          --           180         11,548

     Continued        FidVIPHIS   FidVIPOvS   FidVIPOvS2R   FidVIPOvSR   FidVIPConS
                     ----------   ---------   -----------   ----------   ----------
     1.80% EV ....        3,117       1,581         --           570          9,118
     1.85% EV ....       10,264       5,025         --           774         27,222
     1.90% EV ....        1,014       1,394         --            36          9,172
     1.95% EV ....        3,926       1,912         --            18         14,252
     2.00% EV ....        4,423       2,330         --           105         21,103
     2.05% EV ....        2,178       1,132         --           320          9,182
     2.10% EV ....        6,797         682         --            83          4,797
     2.15% EV ....        4,497          75         --           203          6,802
     2.20% EV ....          832         134         --            78          2,174
     2.25% EV ....          170          39         --            10          1,262
     2.30% EV ....          154           6         --            16          2,578
     2.35% EV ....           --          --         --            --             96
     2.40% EV ....           --          --         --            40          4,206
     2.45% EV ....           --          --         --            --            451
     2.50% EV ....           --          --         --            --            582
     2.55% EV ....           --          --         --             7            316
     2.60% EV ....           --          --         --            98            465
     2.65% EV ....            2          --         --             3             56
     2.70% EV ....           --          --         --            29            249
     2.85% EV ....           --          --         --            --              5
                     ----------   ---------      -----        ------      ---------
        Totals ...   $2,013,471   1,021,443      6,107        95,583      6,067,785
                     ==========   =========      =====        ======      =========

                     FidVIPCon2   FidVIPGrOpS   FidVIPMCap2   FidVIPVaIS   FidVIPVaIS2
                     ----------   -----------   -----------   ----------   -----------
     0.95% .......     $   --        425,152           1         2,676           1
     1.00% .......         --        289,769          --           941          --
     1.05% .......         --         54,476          --           344          --
     1.10% .......         --         13,672          --           930          --
     1.15% .......         --          5,676          --           262          --
     1.20% .......         --        119,461          --         2,566          --
     1.25% .......         --         13,582          --            46          --
     1.30% .......         --         24,804          --           462          --
     1.35% .......         --         11,813          --           828          --
     1.40% .......         --          8,740          --           442          --
     1.45% .......         --          2,346          --            --          --
     1.50% .......        987          6,439         617            97         252
     1.55% .......         --          2,664          --           609          --
     1.60% .......        700          1,648         413           675         149
     1.65% .......      1,016          5,666         335           268          29
     1.70% .......         --            879          --            39          --
     1.75% .......        742          1,251         157            90          55
     1.80% .......        275            861         176            43          23
     1.85% .......         --            463          --            11          --
     1.90% .......        472            166         138           182          49
     1.95% .......      1,784            144       1,100             7         396
     2.00% .......        111             --         164            56          --
     2.05% .......        720          1,247       1,158             4         132
     2.10% .......        818             --         520             3         218
     2.15% .......        347             --          46            --          75
     2.20% .......      1,104            314         674            30         366
     2.35% .......        124             --          --            --           2
     2.45% .......        105             --          51            --          --
     2.50% .......        146             --         123            --           1
     2.60% .......        249             --          57            --          26
     1.40% EV ....         --         76,142          --         1,783          --
     1.45% EV ....         --         50,408          --           316          --
     1.50% EV ....         --          5,138          --           113          --
     1.55% EV ....         --         27,145          --           346          --
     1.60% EV ....         --         10,041          --           162          --
     1.65% EV ....         --          4,907          --           427          --
     1.70% EV ....         --          5,927          --           158          --
     1.75% EV ....         --          3,273          --           211          --
     1.80% EV ....         --          1,591          --             7          --
     1.85% EV ....         --          4,027          --            24          --
     1.90% EV ....         --          2,278          --            --          --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       FidVIPCon2   FidVIPGrOpS   FidVIPMCap2   FidVIPVaIS   FidVIPVaIS2
                     ----------   -----------   -----------   ----------   -----------
     1.95% EV ....         --          1,282          --            --           --
     2.00% EV ....         --          1,449          --           130           --
     2.05% EV ....         --            749          --           275           --
     2.10% EV ....         --            154          --            97           --
     2.15% EV ....         --          1,981          --           112           --
     2.20% EV ....         --            494          --            40           --
     2.25% EV ....         --             11          --            --           --
     2.30% EV ....         --             15          --           107           --
     2.35% EV ....         --             17          --            --           --
     2.40% EV ....         --              5          --            --           --
     2.45% EV ....         --             --          --           110           --
     2.65% EV ....         --             --          --             2           --
                       ------      ---------       -----        ------        -----
        Totals ...     $9,700      1,188,267       5,730        16,031        1,774
                       ======      =========       =====        ======        =====

                     FHCapAp   FHGrInc   GVITCVal   GVITDMidCapI   GVITEmMrkts
                     -------   -------   --------   ------------   -----------
     0.95% .......     $234       873     110,784      515,223        23,471
     1.00% .......       --        --      72,840      225,558         8,545
     1.05% .......       --        --      16,234       40,184         1,447
     1.10% .......       31     2,697       6,999       86,729         3,085
     1.15% .......       95       178      11,245       42,065         1,711
     1.20% .......       65     1,314      53,554      246,719         8,433
     1.25% .......       --        41       4,771       25,158           450
     1.30% .......       --        --      13,214       56,875         1,686
     1.35% .......       --       112       9,275       44,898         3,980
     1.40% .......      219       525       5,113       46,970           805
     1.45% .......       --        --       1,675        4,226           214
     1.50% .......      173       172       3,564       18,918           222
     1.55% .......      117     1,758       2,105       10,788           234
     1.60% .......      111       250       1,453       12,227            64
     1.65% .......      103       103       4,823       19,725         2,007
     1.70% .......      300       315         788        1,908            23
     1.75% .......       --        --       1,496       14,922           554
     1.80% .......       --        12       1,848        9,160           573
     1.85% .......       --        --         112        4,605            --
     1.90% .......       --        --          40          452            89
     1.95% .......       --        --           5          342            --
     2.00% .......       39       122          --          125            --
     2.05% .......       --        --         571        4,079           307
     2.10% .......       --        --         306          649            --
     2.15% .......       --        --          --            7            --
     2.20% .......       --        --           6        2,206            --
     2.25% .......       --        --          --          957            --
     1.40% EV ....       --        --      48,118      277,796        17,400
     1.45% EV ....       --        --      42,049      205,378         5,174
     1.50% EV ....       --        --       7,519       17,648           510
     1.55% EV ....       --        --      15,976      121,731         5,386
     1.60% EV ....       --        --      10,616       33,943           865
     1.65% EV ....       --        --       4,632       17,797           375
     1.70% EV ....       --        --         899       22,547         1,056
     1.75% EV ....       --        --         484        4,463            20
     1.80% EV ....       --        --         262        9,722         3,833
     1.85% EV ....       --        --       1,476       21,921           785
     1.90% EV ....       --        --         237        5,076            57
     1.95% EV ....       --        --         991        3,663            --
     2.00% EV ....       --        --       3,543       15,409           289
     2.05% EV ....       --        --         350        9,175           290
     2.10% EV ....       --        --         362        1,566           288
     2.15% EV ....       --        --           3        5,226           157
     2.20% EV ....       --        --         196        1,355            10
     2.25% EV ....       --        --          14        1,398            --
     2.30% EV ....       --        --          24        3,188             6
     2.35% EV ....       --        --          --           20            --

     Continued       FHCapAp   FHGrInc   GVITCVal   GVITDMidCapI   GVITEmMrkts
                     -------   -------   --------   ------------   -----------
     2.40% EV ....       --        --          --        8,637            --
     2.45% EV ....       --        --           1          286            --
     2.55% EV ....       --        --          --        1,100            --
     2.60% EV ....       --        --         143           --            --
     2.65% EV ....       --        --          --          243            --
     2.70% EV ....       --        --          45           89            --
                     ------     -----     -------    ---------        ------
        Totals ...   $1,487     8,472     460,761    2,225,052        94,401
                     ======     =====     =======    =========        ======

                     GVITEmMrkts3   GVITFHiInc   GVITGlFin1   GVITGlFin3   GVITGlHlth3
                     ------------   ----------   ----------   ----------   -----------
     0.95% .......     $ 7,691         351,926       116         4,358        8,749
     1.00% .......       3,000         157,960        --           835        3,276
     1.05% .......         461          41,629        --           210          524
     1.10% .......       1,469          49,801        --           932        1,138
     1.15% .......         601          21,755        --           500          784
     1.20% .......       3,063         202,525        --         1,160        2,669
     1.25% .......         283          12,247        17           118          387
     1.30% .......       1,332          34,311        --           228          591
     1.35% .......       2,067          38,905        --            31          281
     1.40% .......         642          20,574        --           326          614
     1.45% .......          36           4,610        --             9          134
     1.50% .......         296           9,763        --            13          177
     1.55% .......         146           6,954        --           523          472
     1.60% .......         556           5,250        --           969          782
     1.65% .......         534           6,599        --           119          735
     1.70% .......           7             773        --           110           27
     1.75% .......         204           7,072        --            97        2,581
     1.80% .......         404           6,078        --            59          138
     1.85% .......          59           1,687        --             1           97
     1.90% .......         512              59        --            --           --
     1.95% .......          --             111        --            --          273
     2.00% .......           4              26        --             2           57
     2.05% .......         244             796        --            --          160
     2.10% .......          --              76        --            --           15
     2.15% .......          --              --        --            --           76
     2.20% .......          --             961        --            --           12
     2.25% .......          13              --        --            --           --
     2.35% .......          --              --        --            --           54
     2.45% .......          --              --        --            --            9
     2.60% .......          --              --        --            --           26
     1.40% EV ....       3,895         147,893        --           642        4,206
     1.45% EV ....       5,341          60,224        --           671        5,666
     1.50% EV ....          66          10,440        --            12           19
     1.55% EV ....       2,364          53,837        --           214        3,070
     1.60% EV ....         879          21,199        --            33          445
     1.65% EV ....         586          11,179        --            61          213
     1.70% EV ....         211          11,068        --            --           96
     1.75% EV ....          23           7,341        --            94           --
     1.80% EV ....          86           1,031        --             6          161
     1.85% EV ....         105           9,035        --            81          139
     1.90% EV ....          25           2,716        --            --           16
     1.95% EV ....          29           1,033        --            62           64
     2.00% EV ....         257           6,494        --           244          619
     2.05% EV ....          98           3,703        --           261          289
     2.10% EV ....          48           1,270        --            19           38
     2.15% EV ....           3           2,341        --            16           68
     2.20% EV ....          22             726        --            35           26
     2.25% EV ....         154             100        --            16           41
     2.30% EV ....           1             132        --            48           --
     2.40% EV ....          --              49        --            --            5
     2.45% EV ....          25              --        --            68           --
     2.50% EV ....          --             220        --            --           --
     2.55% EV ....          --             110        --            --           --
     2.65% EV ....          --              --        --            --            1
                       -------       ---------       ---        ------       ------
        Totals ...     $37,842       1,334,589       133        13,183       40,020
                       =======       =========       ===        ======       ======

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                     GVITGlTech   GVITGlTech3   GVITGlUtl1   GVITGlUtl3   GVITGvtBd
                     ----------   -----------   ----------   ----------   ---------
     0.95% .......     $14,374        3,379         73            482     2,539,074
     1.00% .......       7,231        1,088         --            174     1,293,960
     1.05% .......         403          406         --             21       281,635
     1.10% .......       3,257          638         --             72       353,607
     1.15% .......       1,087          428         --             26       183,808
     1.20% .......       8,366        2,323         --            635     1,072,575
     1.25% .......         631          152          8             24        88,415
     1.30% .......         482          453         --              4       228,917
     1.35% .......         491           69         --             57       208,063
     1.40% .......         552          263         --            111       164,113
     1.45% .......         279            1         --             --        14,888
     1.50% .......         573           27         --              6        55,621
     1.55% .......         718          117         --             29        48,416
     1.60% .......         338            7         --            198        44,619
     1.65% .......          69          208         --             45        54,950
     1.70% .......         108           23         --              2         9,707
     1.75% .......         102          351         --             --        35,627
     1.80% .......         329           64         --             --        28,099
     1.85% .......         167           19         --            132         4,686
     1.90% .......         218           --         --             --         1,508
     1.95% .......          --           --         --            134           261
     2.00% .......          --           --         --             --         1,483
     2.05% .......          30            3         --             21         6,434
     2.10% .......          --           --         --             --         1,020
     2.15% .......          --           --         --             --             8
     2.20% .......         167           11         --             --         4,587
     2.25% .......          --           --         --             --         4,246
     1.40% EV ....      11,172        1,427         --          1,384     1,157,440
     1.45% EV ....       4,645        1,010         --            118       492,665
     1.50% EV ....         901            2         --             --        68,257
     1.55% EV ....       6,346          550         --             49       562,787
     1.60% EV ....       1,452          565         --            123       145,310
     1.65% EV ....       1,025           36         --              3        72,926
     1.70% EV ....         853          123         --             --        62,345
     1.75% EV ....         277           44         --             39        31,530
     1.80% EV ....          90           11         --             --        61,820
     1.85% EV ....         588           31         --             27        61,090
     1.90% EV ....          14           --         --             --         7,493
     1.95% EV ....          15            6         --              8        19,157
     2.00% EV ....         374           59         --              2        54,395
     2.05% EV ....         187           57         --            335        19,935
     2.10% EV ....         195           41         --             84        12,968
     2.15% EV ....          90           75         --              5        12,971
     2.20% EV ....           3           --         --             --           522
     2.25% EV ....          --            1         --             49         3,796
     2.30% EV ....          --           --         --             --         9,751
     2.35% EV ....          --           18         --             --             5
     2.40% EV ....          --           --         --              6        12,655
     2.45% EV ....          --           --         --             --           827
     2.50% EV ....          --           --         --             --             1
     2.55% EV ....          --           --         --             --         2,315
     2.60% EV ....          --           --         --             --            71
     2.65% EV ....          --           --         --             --           288
                       -------       ------        ----         -----     ---------
        Totals ...     $68,199       14,086         81          4,405     9,603,647
                       =======       ======        ====         =====     =========

                     GVITGvtBd2   GVITGrowth   GVITIDAgg   GVITIDCon   GVITIDMod
                     ----------   ----------   ---------   ---------   ---------
     0.95% .......    $     1       492,177       9,030      41,429      90,677
     1.00% .......         --       272,641       2,551      24,707      21,230
     1.05% .......         --        56,061         253       2,603       4,290
     1.10% .......         --        24,979       2,707      14,009      36,664
     1.15% .......         --         8,809       1,252      12,171      20,489

     Continued       GVITGvtBd2   GVITGrowth   GVITIDAgg   GVITIDCon   GVITIDMod
                     ----------   ----------   ---------   ---------   ---------
     1.20% .......         --        77,979       4,083      27,847      58,696
     1.25% .......         --         9,299       7,479       8,632       9,169
     1.30% .......         --        28,967         257       8,077       9,045
     1.35% .......         --         8,155       1,571      11,190      22,691
     1.40% .......         --         6,215       1,882       6,148      22,808
     1.45% .......         --         2,583           4          --         633
     1.50% .......      7,803         3,720       1,296       2,323       5,883
     1.55% .......         --         1,106         166       1,107       5,662
     1.60% .......      1,003         1,328       2,184      14,827      16,017
     1.65% .......      6,543         3,826       2,544       1,911       7,436
     1.70% .......         --           198           3         671         791
     1.75% .......        697         1,602         781       6,754      14,732
     1.80% .......        792           255       3,342       3,160       3,989
     1.85% .......         --           119           8          51       2,952
     1.90% .......      1,805            87          --          12       5,196
     1.95% .......      3,940           178         235         447       3,122
     2.00% .......        454            --          --         201          95
     2.05% .......      2,708           244         393          34         851
     2.10% .......      5,237            --         457         609       2,496
     2.15% .......        222            --          --          --       1,836
     2.20% .......      1,870            --         590       1,843       2,450
     2.25% .......         --            --          --          --         529
     2.35% .......         63            --          --          47         227
     2.45% .......        417            --          --          --         702
     2.50% .......      1,818            --           2           7         753
     2.60% .......        394            --         319          55          68
     1.40% EV ....         --        64,880       8,367      44,607      53,428
     1.45% EV ....         --        36,469       1,640      18,153      19,867
     1.50% EV ....         --         1,841          13       4,924       2,557
     1.55% EV ....         --         9,618       5,126      19,217      37,460
     1.60% EV ....         --         2,696       1,548      10,489      11,641
     1.65% EV ....         --         2,026       1,163       9,455       4,909
     1.70% EV ....         --         4,038       1,356       2,080       6,618
     1.75% EV ....         --           616           7         881       4,838
     1.80% EV ....         --           820         177         266       1,711
     1.85% EV ....         --         3,086         959       5,217      13,137
     1.90% EV ....         --           180          --          --         142
     1.95% EV ....         --           303          23       1,797       2,596
     2.00% EV ....         --         2,462         853         453       8,318
     2.05% EV ....         --           572         254       1,774       4,134
     2.10% EV ....         --            79         214         123         358
     2.15% EV ....         --           414          --         596       1,377
     2.20% EV ....         --           158          --          --       1,079
     2.25% EV ....         --           356         480         165          66
     2.30% EV ....         --            41          --           2          97
     2.35% EV ....         --            10          --          --          --
     2.40% EV ....         --            --         369           1         161
     2.45% EV ....         --           158          --          --          49
     2.60% EV ....         --            --          --         453          --
     2.65% EV ....         --            --          13          16          15
                      -------     ---------      ------     -------     -------
        Totals ...    $35,767     1,131,351      65,951     311,541     546,737
                      =======     =========      ======     =======     =======

                     GVITIDModAgg   GVITIDModCon   GVITIntGro   GVITIntGro3   GVITJPBal
                     ------------   ------------   ----------   -----------   ---------
     0.95% .......     $ 31,398        47,305        5,079           799        426,659
     1.00% .......        5,584        22,321          749           386        209,550
     1.05% .......        1,579         1,846          387           168         47,069
     1.10% .......       10,857        20,132          417           733         50,213
     1.15% .......       14,653        12,338          525           208         20,207
     1.20% .......       12,765        27,298        4,964         1,671        166,158
     1.25% .......       10,945         3,807          324            83         18,553
     1.30% .......        3,513         3,511          531             1         34,348
     1.35% .......        9,435        12,167          547           302         27,255
     1.40% .......       15,956        10,376          534           440         32,521

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       GVITIDModAgg   GVITIDModCon   GVITIntGro   GVITIntGro3   GVITJPBal
                     ------------   ------------   ----------   -----------   ---------
     1.45% .......        1,099           147           50            --          1,684
     1.50% .......        5,914         4,808          106            66          7,176
     1.55% .......        6,254         1,227           95            --          8,196
     1.60% .......        6,671         9,121           --           106          2,987
     1.65% .......        4,270         1,430           63            78          7,069
     1.70% .......          801           868            7             3            566
     1.75% .......        8,500        14,131           20             9          6,654
     1.80% .......        4,984         6,742          115           135          3,608
     1.85% .......        1,172         2,782          319            93          2,284
     1.90% .......          182           360           42            --             84
     1.95% .......        2,036         2,044           --            --            267
     2.00% .......          136           446           --            --             28
     2.05% .......        4,047         1,055           --            44            414
     2.10% .......          579           900           --            --            307
     2.15% .......        2,145           169           --            --             --
     2.20% .......        3,303           193            1            --            177
     2.25% .......          268            --           --            --             --
     2.35% .......           78            30           --            --             --
     2.45% .......          260            18           --            --             --
     2.50% .......          147           250           --            --             --
     2.60% .......          687           247           --            --             --
     1.40% EV ....       24,996        37,152        4,138         1,256        168,123
     1.45% EV ....        5,612        18,880          304            18         98,728
     1.50% EV ....          912         7,416           41            23          9,491
     1.55% EV ....       17,772        25,010        1,287           508         89,610
     1.60% EV ....        3,384         8,496        1,252           255         17,232
     1.65% EV ....        1,198         4,335           84            38         12,862
     1.70% EV ....        1,327         3,705        1,034            39          9,713
     1.75% EV ....          426         1,830           --            69          4,949
     1.80% EV ....        1,407         1,497           21             6          2,521
     1.85% EV ....        6,523         3,374          288            16          9,860
     1.90% EV ....          348           270          135            --          1,841
     1.95% EV ....        1,818           508           --            --          4,274
     2.00% EV ....        2,196           988           --            --          5,733
     2.05% EV ....          100         1,845            5             2          3,140
     2.10% EV ....          403            32            7            --            535
     2.15% EV ....          398         1,935           --            --          2,981
     2.20% EV ....          773            69           --            --          1,370
     2.25% EV ....          344           445           --            --            261
     2.30% EV ....          133            10           --            --          1,504
     2.35% EV ....           --            --           --            --             19
     2.40% EV ....          760             1           --            --          3,201
     2.55% EV ....          124            --           --            --            151
     2.65% EV ....           52            16           --            --             63
     2.85% EV ....            5            --           --            --             --
                       --------       -------       ------         -----      ---------
        Totals ...     $241,229       325,883       23,471         7,555      1,522,196
                       ========       =======       ======         =====      =========

                     GVITMMultiSec   GVITMyMkt    GVITLead   GVITLead3   GVITNStrVal
                     -------------   ----------   --------   ---------   -----------
     0.95% .......      $451,466      3,091,257       1        13,166       68,850
     1.00% .......       203,670      1,287,279      --         7,079       31,966
     1.05% .......        53,451        272,496      --           754        9,539
     1.10% .......        37,342        350,386      --         1,385          422
     1.15% .......        26,916        154,857      --           391          152
     1.20% .......       196,660      3,462,985      --         6,956       15,201
     1.25% .......        13,431        121,799      --           907        1,835
     1.30% .......        46,431        422,152      --         1,317        4,013
     1.35% .......        29,570        380,874      --           437          812
     1.40% .......        18,913        206,280      --           450          607
     1.45% .......         4,062         16,619      --            13          318
     1.50% .......        11,841        137,662      --         1,142        1,514
     1.55% .......         2,928         34,397      --            87           78

     Continued       GVITMMultiSec   GVITMyMkt    GVITLead   GVITLead3   GVITNStrVal
                     -------------   ----------   --------   ---------   -----------
     1.60% .......         4,759         35,044      --           281           19
     1.65% .......        10,156         67,616      --           194          245
     1.70% .......         1,704         20,210      --             9           --
     1.75% .......         5,795         62,339      --            30           --
     1.80% .......         4,590         29,325      --           113          111
     1.85% .......         1,045         36,191      --            11           --
     1.90% .......           266          1,768      --           187           --
     1.95% .......           634          2,364      --            --           --
     2.00% .......            21            594      --            --           --
     2.05% .......         3,913         12,424      --           387           --
     2.10% .......           105          6,195      --             2           --
     2.15% .......            --          1,214      --            --           --
     2.20% .......         2,244          9,987      --            18           --
     2.25% .......            29          3,764      --            --           --
     2.35% .......           107             44      --            --           --
     2.45% .......           228            127      --            --           --
     2.50% .......           164             --      --            --           --
     2.60% .......           199            315      --            --           --
     1.40% EV ....       223,415      1,967,502      --         7,038        4,344
     1.45% EV ....        88,989        857,932      --         9,299        6,330
     1.50% EV ....        15,539        135,510      --           536        2,106
     1.55% EV ....        55,530        740,633      --         3,361          342
     1.60% EV ....        24,037        217,443      --           834           --
     1.65% EV ....        12,370         85,392      --         1,384        1,195
     1.70% EV ....        15,894         87,203      --           302           --
     1.75% EV ....         6,508         48,486      --           159          101
     1.80% EV ....         4,817         38,793      --         3,816           --
     1.85% EV ....         8,526         92,091      --             7          497
     1.90% EV ....           955         28,523      --            --           38
     1.95% EV ....         1,737         31,103      --           161           16
     2.00% EV ....         3,577         70,601      --           313           --
     2.05% EV ....         3,921         18,825      --           164           --
     2.10% EV ....           126         12,018      --            --           25
     2.15% EV ....         4,195         11,793      --            80           --
     2.20% EV ....           297          7,614      --            13           --
     2.25% EV ....             3          1,744      --            41           --
     2.30% EV ....           777          4,177      --            45           --
     2.35% EV ....            --            146      --            --           --
     2.40% EV ....            --             15      --            --           --
     2.45% EV ....            --            152      --            58           --
     2.50% EV ....            --              1      --            --           --
     2.60% EV ....           118             --      --            --           --
     2.65% EV ....            --              2      --            --           --
                      ----------     ----------     ---        ------      -------
        Totals ...    $1,603,971     14,686,263       1        62,927      150,676
                      ==========     ==========     ===        ======      =======

                     GVITSmCapGr   GVITSmCapGr2   GVITSmCapVal   GVITSmCapVal2   GVITSmComp
                     -----------   ------------   ------------   -------------   ----------
     0.95% .......     $199,358        --          1,193,339           1          863,029
     1.00% .......       89,155        --            434,927          --          387,456
     1.05% .......       12,508        --             87,182          --           66,560
     1.10% .......       41,600        --            139,295          --           84,764
     1.15% .......       17,641        --             61,719          --           40,780
     1.20% .......      123,814        --            446,438          --          394,152
     1.25% .......       10,653        --             33,443          --           27,580
     1.30% .......       29,708        --             95,452          --           73,679
     1.35% .......       25,244        --             90,090          --           46,934
     1.40% .......       21,366        --             53,363          --           46,193
     1.45% .......        2,804        --              9,872          --            6,792
     1.50% .......        8,961       225             28,400         144           28,368
     1.55% .......        7,041        --             15,400          --           11,111
     1.60% .......        6,109         5             19,617          21           10,916
     1.65% .......       11,509       283             25,159         480           24,500
     1.70% .......        1,256        --             12,757          --            1,847
     1.75% .......        4,209        52             16,005          45            8,590
     1.80% .......        4,641        72              9,956          70           10,523

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       GVITSmCapGr   GVITSmCapGr2   GVITSmCapVal   GVITSmCapVal2   GVITSmComp
                     -----------   ------------   ------------   -------------   ----------
     1.85% .......           477          --            2,265           --            3,662
     1.90% .......           608          19            2,410          136            1,176
     1.95% .......           135         276              254          431              162
     2.00% .......            15          --              105           15               80
     2.05% .......         3,347         274            4,214          429            5,153
     2.10% .......            --         210               --          263               --
     2.15% .......            --          36                6           62               14
     2.20% .......           999          29            4,293          261            1,121
     2.25% .......            26          --              532           --              483
     2.35% .......            --          18               --           55               --
     2.60% .......            --          17               --           24               --
     1.40% EV ....       155,483          --          469,153           --          324,131
     1.45% EV ....       125,694          --          260,990           --          182,742
     1.50% EV ....        10,990          --           24,586           --           15,721
     1.55% EV ....        55,657          --          196,557           --           93,898
     1.60% EV ....        18,879          --           51,154           --           30,055
     1.65% EV ....         7,559          --           35,386           --           23,184
     1.70% EV ....        12,448          --           34,348           --           18,718
     1.75% EV ....         1,338          --           10,773           --            6,170
     1.80% EV ....         4,072          --           15,338           --            6,916
     1.85% EV ....         8,567          --           31,648           --           30,400
     1.90% EV ....         2,054          --            7,964           --            3,557
     1.95% EV ....         2,339          --            6,887           --            7,959
     2.00% EV ....         7,959          --           25,442           --            8,712
     2.05% EV ....         3,018          --           13,472           --            7,494
     2.10% EV ....         1,822          --            3,327           --            1,925
     2.15% EV ....           941          --            7,972           --            1,316
     2.20% EV ....           595          --            1,644           --              778
     2.25% EV ....           191          --              971           --              514
     2.30% EV ....            32          --            3,223           --              723
     2.35% EV ....            46          --               44           --               --
     2.40% EV ....            15          --            6,299           --              664
     2.45% EV ....            --          --              154           --               --
     2.50% EV ....            --          --               --           --               80
     2.55% EV ....            --          --              932           --               55
     2.65% EV ....             1          --              181           --               33
     2.70% EV ....            --          --               --           --               87
     2.85% EV ....            --          --                4           --               --
                      ----------       -----        ---------        -----        ---------
        Totals ...    $1,042,884       1,516        3,994,942        2,437        2,911,457
                      ==========       =====        =========        =====        =========

                     GVITSmComp2   GVITSMdCpGr   GVITTotRt   GVITTotRt2   GVITTGroFoc
                     -----------   -----------   ---------   ----------   -----------
     0.95% .......       $ --        267,777     1,955,977         1         9,243
     1.00% .......         --        138,083     1,120,129        --         5,042
     1.05% .......         --         16,888       183,839        --            31
     1.10% .......         --         31,573       150,714        --         1,622
     1.15% .......         --         13,462        57,903        --         1,097
     1.20% .......         --        125,506       269,231        --         3,859
     1.25% .......         --         12,966        40,369        --           334
     1.30% .......         --         36,974        52,325        --         1,594
     1.35% .......         --         12,476        47,956        --           908
     1.40% .......         --         12,244        37,288        --           190
     1.45% .......         --          2,474        14,168        --           226
     1.50% .......        424         10,507        29,166       854            26
     1.55% .......         --          2,728         6,113        --            --
     1.60% .......        651          2,004         9,256       246            24
     1.65% .......         99          3,523        14,503       627            46
     1.70% .......         --            296         3,249        --            19
     1.75% .......        325          3,102         2,978        70            --
     1.80% .......        429          3,344         3,338        90            --
     1.85% .......         --            220           853        --           103
     1.90% .......        219            239           545        10            --

     Continued       GVITSmComp2   GVITSMdCpGr   GVITTotRt   GVITTotRt2   GVITTGroFoc
                     -----------   -----------   ---------   ----------   -----------
     1.95% .......         454            131          126        178            --
     2.00% .......          65             82           10         --            --
     2.05% .......         361            755        1,268         72            --
     2.10% .......         414             --          267        595            --
     2.20% .......         489              1          548         80            --
     2.25% .......          --             13          426         --            --
     2.45% .......          88             --           --         --            --
     2.50% .......          61             --           --         --            --
     2.60% .......         125             --           --          8            --
     1.40% EV ....          --        125,182      441,830         --         5,978
     1.45% EV ....          --        134,977      271,059         --        21,978
     1.50% EV ....          --          9,210       28,219         --         1,031
     1.55% EV ....          --         53,210      130,556         --         2,990
     1.60% EV ....          --         14,358       24,365         --           609
     1.65% EV ....          --          8,251       26,006         --         1,007
     1.70% EV ....          --          6,992       24,770         --         1,144
     1.75% EV ....          --            655        7,130         --           104
     1.80% EV ....          --          2,536        6,020         --             5
     1.85% EV ....          --          7,599       21,595         --           310
     1.90% EV ....          --          3,586        3,843         --            --
     1.95% EV ....          --          3,005        4,215         --            --
     2.00% EV ....          --          5,761        6,190         --            37
     2.05% EV ....          --          2,601        3,295         --           270
     2.10% EV ....          --            946        1,866         --            --
     2.15% EV ....          --          1,790        2,619         --            --
     2.20% EV ....          --            757          951         --            --
     2.25% EV ....          --            439          266         --            --
     2.30% EV ....          --            158          705         --            --
     2.35% EV ....          --             25           18         --            15
     2.40% EV ....          --             88          368         --            --
     2.45% EV ....          --             19          616         --            --
     2.50% EV ....          --             --           39         --            --
                        ------      ---------    ---------      -----        ------
        Totals ...      $4,204      1,079,513    5,009,086      2,831        59,842
                        ======      =========    =========      =====        ======

                     GVITTGroFoc3   GVITUSGro3   GVITWLead   JanCapAp   JanGlTechS2
                     ------------   ----------   ---------   --------   -----------
     0.95% .......      $1,168         3,373      119,249     598,825      9,476
     1.00% .......         157           910       53,833     296,532      3,922
     1.05% .......         278           183       12,614      42,917        620
     1.10% .......          83           879        4,752      83,857      2,151
     1.15% .......           5           611        2,670      40,660      1,032
     1.20% .......         407         1,819       47,322     449,661      5,240
     1.25% .......           3            56        3,466      39,995      1,539
     1.30% .......          17           319       18,550     141,346      1,934
     1.35% .......         358           290        4,805      57,539      1,801
     1.40% .......          --           302        2,133      44,060      2,515
     1.45% .......          --           236          234       7,647        290
     1.50% .......          --           102        1,233      42,665        686
     1.55% .......          --            54          578      11,009        183
     1.60% .......          32            82          592      11,097        199
     1.65% .......         129           361        1,685      29,337      1,631
     1.70% .......          --           333          118       5,224         17
     1.75% .......          --           516          378       6,999        153
     1.80% .......          --            68        2,091      11,677        345
     1.85% .......          --             1          362       1,336         54
     1.90% .......          --            --           --         190         48
     1.95% .......          --            --           --          71         --
     2.00% .......          --            69           --          25         --
     2.05% .......          --            67          246       3,498        534
     2.10% .......          --             3           46          --         --
     2.15% .......          --            --            2          --         --
     2.20% .......          --            --          711       1,791         52
     2.25% .......          --            --           --         133         13
     2.50% .......          --             1           --          --         --
     2.60% .......          --             3           --          --         --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       GVITTGroFoc3   GVITUSGro3   GVITWLead   JanCapAp    JanGlTechS2
                     ------------   ----------   ---------   ---------   -----------
     1.40% EV ....         715         1,167       29,652      660,402      12,031
     1.45% EV ....         567        13,851       12,317      454,649       5,947
     1.50% EV ....          --            11        1,221       51,459         399
     1.55% EV ....         154         1,558        7,177      162,816       4,138
     1.60% EV ....          --            85        3,683       54,458       1,200
     1.65% EV ....          22            64        1,541       48,497       1,003
     1.70% EV ....          66           646          516       33,204       1,729
     1.75% EV ....          --            12          339        7,155          40
     1.80% EV ....          --            20          116        9,464         774
     1.85% EV ....          32            16        2,673       34,081       3,540
     1.90% EV ....          --             5          249       11,935          60
     1.95% EV ....          --            54          245       16,949           6
     2.00% EV ....           9           257        1,528       13,090         324
     2.05% EV ....          --           482          597        7,627         314
     2.10% EV ....          --            --          281        3,542          34
     2.15% EV ....          --            29        1,179        4,530           4
     2.20% EV ....          --            41           36          688          --
     2.25% EV ....          --           159          114        1,103          31
     2.30% EV ....          --             1        1,342          160          66
     2.35% EV ....          --            --           17           51          --
     2.40% EV ....          --            --        3,538           94          --
     2.45% EV ....          --            --           --          105          --
     2.50% EV ....          --            --           98          369          --
     2.55% EV ....          --            --          417           --          --
     2.60% EV ....          --            --           --          215          --
     2.65% EV ....          --            --           23           --          --
     2.70% EV ....          --            --           --          137          --
                        ------        ------      -------    ---------      ------
        Totals ...      $4,202        29,096      346,569    3,504,871      66,075
                        ======        ======      =======    =========      ======

                     JanGlTech   JanIntGroS2   JanIntGro   MFSMidCapGrS   MFSNewDiscS
                     ---------   -----------   ---------   ------------   -----------
     0.95% .......    $208,336      27,342      424,551          --            --
     1.00% .......     112,806       9,311      194,829          --            --
     1.05% .......      15,348       3,149       27,421          --            --
     1.10% .......      23,380       9,707       63,339          --            --
     1.15% .......      12,155       3,772       29,060          --            --
     1.20% .......     148,524      24,177      370,312          --            --
     1.25% .......      15,369       3,301       25,215          --            --
     1.30% .......      30,082       5,525       67,580          --            --
     1.35% .......      13,314       5,457       29,818          --            --
     1.40% .......      11,283       3,911       21,647          --            --
     1.45% .......       2,913       1,016        4,839          --            --
     1.50% .......      12,455       2,768       28,594         533            94
     1.55% .......       1,663         783        5,387          --            --
     1.60% .......       1,696       1,517        4,375         256            16
     1.65% .......       7,165       2,520       13,948         391           262
     1.70% .......         639         140        2,503          --            --
     1.75% .......         655       1,637        2,592         261            15
     1.80% .......       1,781         501        8,631         347            59
     1.85% .......         235         191        1,280          --            --
     1.90% .......         186          91           19          81            48
     1.95% .......         111          12           --         702           302
     2.00% .......          14          --            9          67            --
     2.05% .......       1,067         625          189         394            89
     2.10% .......          --          --           --         582            13
     2.15% .......          --          --           --          21            --
     2.20% .......         711          31        1,728         249           262
     2.25% .......          --          --          612          --            --
     2.45% .......          --          --           --          64            --
     2.50% .......          --          --           --         173           372
     2.60% .......          --          --           --         156            --
     1.40% EV ....     230,708      25,109      418,632          --            --

     Continued       JanGlTech    JanIntGroS2   JanIntGro   MFSMidCapGrS   MFSNewDiscS
                     ----------   -----------   ---------   ------------   -----------
     1.45% EV ....      158,639      13,432       288,803         --             --
     1.50% EV ....       21,555         874        37,936         --             --
     1.55% EV ....       50,068       7,087        81,668         --             --
     1.60% EV ....       19,959       3,948        34,581         --             --
     1.65% EV ....       16,278       2,624        25,765         --             --
     1.70% EV ....        9,834       4,407        21,459         --             --
     1.75% EV ....        1,118         457         4,390         --             --
     1.80% EV ....        2,391         956         7,026         --             --
     1.85% EV ....        9,438       1,919        19,723         --             --
     1.90% EV ....        3,000       1,259         5,994         --             --
     1.95% EV ....        2,600         402         4,977         --             --
     2.00% EV ....        4,048       1,150        10,108         --             --
     2.05% EV ....        2,770         490         5,223         --             --
     2.10% EV ....        1,482         180         2,628         --             --
     2.15% EV ....          681          --           799         --             --
     2.20% EV ....          371           5           724         --             --
     2.25% EV ....           73          39           437         --             --
     2.30% EV ....           74           4           176         --             --
     2.35% EV ....           25          --            24         --             --
     2.40% EV ....            2          --             4         --             --
     2.45% EV ....            4          --             6         --             --
     2.50% EV ....           --          14            62         --             --
                     ----------     -------     ---------      -----          -----
        Totals ...   $1,157,006     171,840     2,299,623      4,277          1,532
                     ==========     =======     =========      =====          =====

                     MFSValS   NBAMTFasc   NBAMTFocus   NBAMTGuard   NBAMTMCGr
                     -------   ---------   ----------   ----------   ---------
     0.95% .......    $ --         --           1         357,560     549,754
     1.00% .......      --         --          --         182,181     297,678
     1.05% .......      --         --          --          40,389      52,878
     1.10% .......      --         --          --          33,428      65,582
     1.15% .......      --         --          --          20,335      30,175
     1.20% .......      --         --          --         154,057     270,105
     1.25% .......      --         --          --          14,115      26,247
     1.30% .......      --         --          --          36,406      61,289
     1.35% .......      --         --          --          32,190      34,614
     1.40% .......      --         --          --          23,528      33,689
     1.45% .......      --         --          --           4,701       3,975
     1.50% .......     225        127          13          12,056      18,792
     1.55% .......      --         --          --           6,209       4,286
     1.60% .......     134         98          --           7,041       8,585
     1.65% .......     416         25           9           8,048      16,581
     1.70% .......      --         --          --             318       4,296
     1.75% .......     243         29          17           4,485       7,368
     1.80% .......      11         --          --           3,980       5,202
     1.85% .......      --         --          --             920         805
     1.90% .......      92         --          --             383         929
     1.95% .......     420        118          --              --         100
     2.00% .......     197         85          --              14          26
     2.05% .......     391        388          73             395       1,974
     2.10% .......     457        117          79              --         205
     2.15% .......      32         --         125              14          --
     2.20% .......      94        260           6             347       1,419
     2.25% .......      --         --          --             830          48
     2.35% .......      --         --          69              --          --
     2.45% .......      62         23          --              --          --
     2.50% .......       6         70          --              --          --
     2.60% .......      36          5          12              --          --
     1.40% EV ....      --         --          --         130,007     310,529
     1.45% EV ....      --         --          --          74,557     283,993
     1.50% EV ....      --         --          --           7,820      18,500
     1.55% EV ....      --         --          --          57,516     102,876
     1.60% EV ....      --         --          --          18,756      33,284
     1.65% EV ....      --         --          --           9,474      21,547
     1.70% EV ....      --         --          --          12,181      17,950

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       MFSValS   NBAMTFasc   NBAMTFocus   NBAMTGuard   NBAMTMCGr
                     -------   ---------   ----------   ----------   ---------
     1.75% EV ....       --         --         --            2,639       5,479
     1.80% EV ....       --         --         --            3,074       4,381
     1.85% EV ....       --         --         --           14,495      17,559
     1.90% EV ....       --         --         --            2,738       4,664
     1.95% EV ....       --         --         --            5,368       4,948
     2.00% EV ....       --         --         --           10,908       8,085
     2.05% EV ....       --         --         --            7,486       5,667
     2.10% EV ....       --         --         --            1,205       2,032
     2.15% EV ....       --         --         --            1,518       2,608
     2.20% EV ....       --         --         --              482       1,665
     2.25% EV ....       --         --         --               84         299
     2.30% EV ....       --         --         --              550         429
     2.35% EV ....       --         --         --               --          28
     2.40% EV ....       --         --         --               --           9
     2.65% EV ....       --         --         --               --           1
                     ------      -----        ---        ---------   ---------
        Totals ...   $2,816      1,345        404        1,304,788   2,343,135
                     ======      =====        ===        =========   =========

                     NBAMTPart   OppAggGro   OppCapAp    OppCapApS   OppGlSec
                     ---------   ---------   ---------   ---------   --------
     0.95% .......    $417,411     680,643   1,280,608        --      403,892
     1.00% .......     264,323     355,568     631,035        --      126,898
     1.05% .......      48,117      58,189     101,629        --       18,341
     1.10% .......      20,627      92,336     227,698        --      106,310
     1.15% .......       7,198      31,654     105,545        --       56,719
     1.20% .......     111,145     250,558     554,337        --      446,312
     1.25% .......       7,981      36,525      67,176        --       29,565
     1.30% .......      18,848      62,958     123,754        --       64,610
     1.35% .......      21,244      33,983     129,009        --       79,268
     1.40% .......      11,734      26,937      88,973        --       58,026
     1.45% .......         985       7,130      17,392        --        8,375
     1.50% .......       3,468      23,264      55,634     2,391       22,663
     1.55% .......       1,522       9,073      22,581        --       12,678
     1.60% .......       2,814       7,787      30,774       622       18,426
     1.65% .......       4,736      17,217      45,738     1,111       30,912
     1.70% .......         101       2,728       4,693        --        1,327
     1.75% .......         890       2,738      16,894       649       12,525
     1.80% .......       1,434       5,635      21,980     1,176       20,376
     1.85% .......         349         775       7,548        --        4,033
     1.90% .......          --       1,074       2,619       234        1,038
     1.95% .......          --          49         538       961          485
     2.00% .......           2          --         296         9          335
     2.05% .......         452       1,083       4,794       881        2,818
     2.10% .......          --           5          97     1,548          215
     2.15% .......          --          --          16       205           14
     2.20% .......         351       1,214       2,797       250        1,308
     2.25% .......           6          18       1,122        --          570
     2.35% .......          --          --          --         3           --
     2.45% .......          --          --          --        38           --
     2.50% .......          --          --          --       773           --
     2.60% .......          --          --          --       231           --
     1.40% EV ....      68,674     306,749     552,911        --      286,087
     1.45% EV ....      74,764     253,723     386,204        --      134,638
     1.50% EV ....       3,768      26,154      34,832        --       16,700
     1.55% EV ....      37,212      79,439     244,164        --      139,158
     1.60% EV ....       9,140      22,996      72,934        --       41,438
     1.65% EV ....       3,875      23,592      39,701        --       21,192
     1.70% EV ....       4,367      19,219      77,765        --       28,877
     1.75% EV ....       1,471       3,103      15,271        --        8,753
     1.80% EV ....       5,323       4,476      11,863        --        7,429
     1.85% EV ....       2,516      18,982      50,652        --       11,655
     1.90% EV ....         213       4,438       9,599        --        5,497
     1.95% EV ....         305       6,768       7,438        --        7,396

     Continued       NBAMTPart    OppAggGro   OppCapAp    OppCapApS   OppGlSec
                     ----------   ---------   ---------   ---------   ---------
     2.00% EV ....        1,225       6,065      29,675         --        9,915
     2.05% EV ....        2,327       4,623      12,428         --        8,739
     2.10% EV ....          258       2,122       3,728         --        1,566
     2.15% EV ....          340       1,558       6,997         --        2,680
     2.20% EV ....          132       1,224       2,027         --          442
     2.25% EV ....           16         361       1,858         --          470
     2.30% EV ....           --         418       2,469         --          274
     2.35% EV ....           22           2          43         --           --
     2.40% EV ....           --          18       4,416         --          403
     2.45% EV ....           --          --         706         --           42
     2.50% EV ....           --          75         141         --            1
     2.55% EV ....           --           2         916         --          284
     2.60% EV ....           --          29          --         --           --
     2.65% EV ....           --           1         188         --            1
     2.70% EV ....           --         223          79         --           84
     2.85% EV ....           --          --          --         --            4
                     ----------   ---------   ---------     ------    ---------
        Totals ...   $1,161,686   2,495,501   5,114,282     11,082    2,261,764
                     ==========   =========   =========     ======    =========

                     OppGlSecS   OppMSGrInc   OppMSGrIncS   OppStratBdS   StOpp2
                     ---------   ----------   -----------   -----------   -------
     0.95% .......     $   --      970,715           1           52       364,266
     1.00% .......         --      519,101          --           --       129,207
     1.05% .......         --       94,355          --           --        16,694
     1.10% .......         --      128,818          --           --       100,009
     1.15% .......         --       64,926          --           --        59,452
     1.20% .......         --      474,795          --           --       336,406
     1.25% .......         --       59,597          --           --        34,773
     1.30% .......         --      117,015          --           --        60,660
     1.35% .......         --       83,656          --           --        73,087
     1.40% .......         --       66,232          --           --        49,079
     1.45% .......         --       14,283          --           --         3,390
     1.50% .......      1,177       52,442         722          234        31,722
     1.55% .......         --       14,841          --           --         8,849
     1.60% .......      1,188       12,570         471          229        19,664
     1.65% .......        833       45,204       2,051          338        28,627
     1.70% .......         --        4,144          --           --         2,325
     1.75% .......      1,053        8,828         562          106        15,283
     1.80% .......      1,144       22,700         291           55        17,633
     1.85% .......         --        3,191          --           --         3,846
     1.90% .......        457        1,423         286           32         1,308
     1.95% .......      1,375          521         736          347           417
     2.00% .......         60           40          72           --            48
     2.05% .......      1,645        1,970         991          387         6,177
     2.10% .......      1,276           --         707          208            --
     2.15% .......        170           --          66          124            13
     2.20% .......      1,503        4,879       1,072          657         3,266
     2.25% .......         --          399          --           --           161
     2.35% .......         64           --          11           70            --
     2.45% .......        105           --          63            1            --
     2.50% .......        123           --           6            7            --
     2.60% .......        172           --          81          116            --
     1.40% EV ....         --      599,203          --           --       228,259
     1.45% EV ....         --      429,353          --           --       190,305
     1.50% EV ....         --       41,100          --           --        14,640
     1.55% EV ....         --      197,575          --           --       147,047
     1.60% EV ....         --       70,741          --           --        43,310
     1.65% EV ....         --       34,408          --           --        18,659
     1.70% EV ....         --       24,372          --           --        23,020
     1.75% EV ....         --        9,298          --           --         9,409
     1.80% EV ....         --       11,201          --           --         7,249
     1.85% EV ....         --       35,202          --           --        13,149
     1.90% EV ....         --        7,101          --           --         2,210
     1.95% EV ....         --        8,227          --           --         9,589
     2.00% EV ....         --       20,174          --           --        15,131

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       OppGlSecS   OppMSGrInc   OppMSGrIncS   OppStratBds    StOpp2
                     ---------   ----------   -----------   -----------   ---------
     2.05% EV ....         --         6,246         --            --          5,504
     2.10% EV ....         --         4,116         --            --            812
     2.15% EV ....         --         4,526         --            --          3,097
     2.20% EV ....         --         3,365         --            --          1,552
     2.25% EV ....         --         1,401         --            --            947
     2.30% EV ....         --           363         --            --          1,349
     2.35% EV ....         --           144         --            --             --
     2.40% EV ....         --           201         --            --          4,319
     2.45% EV ....         --           159         --            --            811
     2.50% EV ....         --           180         --            --            257
     2.55% EV ....         --            --         --            --            910
     2.60% EV ....         --           243         --            --            341
     2.65% EV ....         --            --         --            --            161
     2.70% EV ....         --            --         --            --            217
                      -------     ---------      -----         -----      ---------
        Totals ...    $12,345     4,275,544      8,189         2,963      2,108,616
                      =======     =========      =====         =====      =========

                     VEWrldEMkt   VEWrldHAs   VKCom2   VKEmGr2   VKEmMkt
                     ----------   ---------   ------   -------   -------
     0.95% .......    $164,211     59,296          6      --     102,362
     1.00% .......      67,543     25,559         --      --      33,676
     1.05% .......      14,560      5,651         --      --       7,966
     1.10% .......      11,535      4,224         --      --       5,445
     1.15% .......       5,516      3,037         --      --       5,400
     1.20% .......     163,312     39,125         --      --      49,362
     1.25% .......       5,485      1,135         --      --       4,261
     1.30% .......      18,157      2,217         --      --       5,038
     1.35% .......       7,902      3,870         --      --       2,810
     1.40% .......       7,014      5,655         --      --       3,524
     1.45% .......       1,611        480         --      --         918
     1.50% .......       3,298      1,067      1,326     331       2,021
     1.55% .......       2,384      1,154         --      --         717
     1.60% .......       2,337        333      1,321     352       1,952
     1.65% .......       4,388        532      1,665     391       2,667
     1.70% .......          40        118         --      --         171
     1.75% .......       3,567      4,626        418     114       4,834
     1.80% .......       1,324        384        662     442         671
     1.85% .......          36        655         --      --         203
     1.90% .......         319        226        570     115         209
     1.95% .......          --         --      2,006     450          --
     2.00% .......          --         --         54     132         121
     2.05% .......       1,495        213      1,587     298         214
     2.10% .......          --         --      1,930     401           5
     2.15% .......          --         --        309      --          --
     2.20% .......         188          9      3,207     563         576
     2.25% .......          --         52         --      --          15
     2.35% .......          --         --         59      --          --
     2.45% .......          --         --        209       1          --
     2.50% .......          --         --        242      33          --
     2.60% .......          --         --        374      17          --
     1.40% EV ....      71,920     37,051         --      --      60,426
     1.45% EV ....      27,291     16,120         --      --      19,094
     1.50% EV ....       2,858        745         --      --       1,791
     1.55% EV ....      13,894      7,392         --      --      13,280
     1.60% EV ....       7,633      1,443         --      --      11,263
     1.65% EV ....       3,389      1,459         --      --       4,924
     1.70% EV ....       2,320      1,553         --      --       2,206
     1.75% EV ....       1,530        797         --      --       2,054
     1.80% EV ....       1,101      2,140         --      --       1,030
     1.85% EV ....       1,685        738         --      --       1,675
     1.90% EV ....       1,309        735         --      --       1,017
     1.95% EV ....         657        388         --      --         369
     2.00% EV ....       1,653      1,008         --      --         580

     Continued       VEWrldEMkt   VEWrldHAs   VKCom2   VKEmGr2   VKEmMkt
                     ----------   ---------   ------   -------   -------
     2.05% EV ....         697         892        --       --        984
     2.10% EV ....         430           2        --       --          4
     2.15% EV ....         698       1,111        --       --        525
     2.20% EV ....         147          --        --       --         26
     2.25% EV ....          29          76        --       --        258
     2.30% EV ....          36          38        --       --        132
     2.40% EV ....           5         130        --       --        384
     2.55% EV ....          --          16        --       --         --
                      --------     -------    ------    -----    -------
        Totals ...    $625,504     233,452    15,945    3,640    357,160
                      ========     =======    ======    =====    =======

                     VKMidCapG   VKUSRealEst   VicDivrStk   VicInvQBd   VicSmCoOpp
                     ---------   -----------   ----------   ---------   ----------
     0.95% .......    $15,978      488,489        5,049           --         616
     1.00% .......      5,173      162,697        4,347           --         647
     1.05% .......        497       32,407          445           --          --
     1.10% .......      4,700       50,799       10,590           --         412
     1.15% .......      3,764       26,899        3,776           --         388
     1.20% .......     39,438      227,248       42,723       11,289       5,840
     1.25% .......      3,166       15,482        3,687          286         323
     1.30% .......        995       40,199        1,143           --          51
     1.35% .......      9,437       31,265          108           --          --
     1.40% .......      3,536       30,211          648           --         190
     1.45% .......        518        3,591           --           --          --
     1.50% .......     10,001       13,396        1,657          721         271
     1.55% .......        409        4,700          715           --          14
     1.60% .......        743        8,861          699           --         372
     1.65% .......     10,388       17,827          681          144         278
     1.70% .......        128        2,339           --           --          --
     1.75% .......      1,713       10,939           --           --          --
     1.80% .......      3,579        7,904           --           --          --
     1.85% .......         62        3,001           --           --          --
     1.90% .......        198        1,631           --           --          --
     1.95% .......         39        1,313           --           --          --
     2.00% .......          7          487           --           --          --
     2.05% .......      2,431        4,445           --           --          --
     2.10% .......         --          366           --           --          --
     2.15% .......         --          172           --           --          --
     2.20% .......      1,911        2,233           --           --          --
     2.25% .......         --          656           --           --          --
     2.35% .......         --           65           --           --          --
     2.45% .......         --           30           --           --          --
     2.50% .......         --           10           --           --          --
     2.60% .......         --           30           --           --          --
     1.40% EV ....     21,797      210,459       13,438           --       1,329
     1.45% EV ....     12,012       79,079       91,957           --       4,172
     1.50% EV ....        864       10,841          686           --         813
     1.55% EV ....      7,787       76,360       25,475           --       4,652
     1.60% EV ....        828       24,859        4,965           --         577
     1.65% EV ....      2,311       15,609        1,024           --          --
     1.70% EV ....        839        9,910        3,116           --          67
     1.75% EV ....        855        5,002        6,507           --          10
     1.80% EV ....        138        3,410          209           --          --
     1.85% EV ....      2,366       22,788        1,008           --          --
     1.90% EV ....         91        2,918          168           --          --
     1.95% EV ....        304        1,895           --           --          --
     2.00% EV ....        336       15,207          726           --          66
     2.05% EV ....        381        8,154        1,588           --         290
     2.10% EV ....        269        3,223           --           --          --
     2.15% EV ....         18        7,199        3,079           --          23
     2.20% EV ....         --          784           --           --          --
     2.25% EV ....          8        1,392           --           --          --
     2.30% EV ....          1        3,331          370           --          --
     2.40% EV ....         --        7,324           --           --          --
     2.45% EV ....         --          440           --           --          --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       VKMidCapG   VKUSRealEst   VicDivrStk   VicInvQBd   VicSmCoOpp
                     ---------   -----------   ----------   ---------   ----------
     2.50% EV ....          --          189           --          --          --
     2.55% EV ....          --          917           --          --          --
     2.60% EV ....          --          227           --          --          --
     2.65% EV ....          --          149           --          --          --
     2.70% EV ....          --          167           --          --          --
     2.85% EV ....          --            5           --          --          --
                      --------    ---------      -------      ------      ------
        Totals ...    $170,016    1,701,530      230,584      12,440      21,401
                      ========    =========      =======      ======      ======

                     WRAsStrat    WRBal      WRBnd     WRCoreEq    WRGrowth
                     ---------   -------   ---------   ---------   ---------
     0.95% .......    $ 97,466   110,003     140,561     296,511     285,209
     1.00% .......       3,556     3,110       4,202       7,268       7,876
     1.05% .......       1,651     2,530       4,451       7,166       8,405
     1.10% .......      94,095    70,550     106,357     284,890     280,761
     1.15% .......      26,776    25,214      28,114      57,084      60,157
     1.20% .......       2,850     1,873       2,930       6,675       7,055
     1.25% .......       3,688     6,194      13,292      22,230      21,353
     1.30% .......         205       358       1,012         200         196
     1.35% .......       4,608     1,961       3,422       5,162       7,848
     1.40% .......      16,749     9,823      25,612      59,545      48,707
     1.45% .......       4,845     2,077       2,032       4,952       8,252
     1.50% .......       3,366     2,287       9,075      13,630      15,241
     1.55% .......       7,745     1,368       6,188      14,133      17,545
     1.60% .......       3,654     4,043       8,676      36,540      35,869
     1.65% .......       1,050       230       1,675       1,759       2,637
     1.70% .......         609        14       1,346       2,038       2,382
     1.75% .......          24        67          20         706         751
     1.80% .......          26       164         280         731         499
     1.85% .......         545     1,265         157       2,216       1,475
     1.95% .......          27        --          17       1,267       1,023
     2.00% .......          --         7         949       4,891       2,895
     2.05% .......          --        --           3          10          13
     2.10% .......          30        20         375       1,218       2,174
     2.15% .......          --        18          --          --          44
     2.25% .......           2         1         742       3,896       2,238
     1.40% EV ....     212,099   186,885     290,644     759,231     780,907
     1.45% EV ....      14,514    18,671      18,404      68,656      71,631
     1.50% EV ....       7,095     2,901      10,853      19,346      13,261
     1.55% EV ....     164,723   151,903     197,099     464,457     457,706
     1.60% EV ....      56,644    40,734      56,974     142,275     134,918
     1.65% EV ....      12,285     4,420       8,242      20,811      19,497
     1.70% EV ....       9,213    10,738      21,272      30,323      34,063
     1.75% EV ....         938     1,822       4,939       3,494       4,433
     1.80% EV ....       3,402     4,542       3,189      19,436      17,857
     1.85% EV ....      16,002    10,239      16,584      67,267      53,648
     1.90% EV ....       3,884     4,549       5,600      14,745      11,960
     1.95% EV ....       7,374     6,736      12,873      29,745      24,795
     2.00% EV ....      12,533     9,267      13,149      33,665      34,434
     2.05% EV ....       4,932     3,047       4,847       6,470       9,231
     2.10% EV ....         926       102         858       3,324       1,775
     2.15% EV ....       1,258       140          16         549       1,420
     2.20% EV ....          66       575         681         764          45
     2.25% EV ....       2,840       975       3,562       5,693       5,388
     2.30% EV ....         170        96       1,866       2,053       2,178
     2.35% EV ....          --        --         684          46         194
     2.40% EV ....          49     1,595          --       2,117       1,974
     2.50% EV ....          27        --          30          33          22
                      --------   -------   ---------   ---------   ---------
        Totals ...    $804,541   703,114   1,033,854   2,529,218   2,501,942
                      ========   =======   =========   =========   =========

                      WRHiInc    WRIntl   WRLTBond    WRMMkt   WRSciTech
                     --------   -------   --------   -------   ---------
     0.95% .......   $ 72,364    39,734     20,144    36,439     75,039
     1.00% .......      1,008       318        340       789        439
     1.05% .......      3,527     1,148        281       968      2,194
     1.10% .......     80,423    40,616     14,640    31,827     74,215
     1.15% .......     16,316     9,190      4,752    12,494     16,357
     1.20% .......        974     1,252        223     2,889      2,615
     1.25% .......      7,707     4,517        885     3,445      2,742
     1.30% .......        229        94        701       186         13
     1.35% .......      1,658     1,677        851     2,255      1,497
     1.40% .......     12,502    11,314      3,339    39,890     16,160
     1.45% .......      1,583     2,005      5,190     9,769      2,074
     1.50% .......      2,636     2,510      1,364       735      2,316
     1.55% .......      3,068     2,894        863     2,126      5,695
     1.60% .......      5,178    18,311      4,239     6,561     20,269
     1.65% .......        602       466      1,045       627        624
     1.70% .......         72       775        236       636        551
     1.75% .......         30        38         --       116        351
     1.80% .......         57        81         32       387        136
     1.85% .......        141       548         73        --      1,285
     1.95% .......         31       148         --        --        520
     2.00% .......        695     1,193          7        --        313
     2.05% .......          3         5         --         2          7
     2.10% .......        901        11      2,409       174        335
     2.15% .......         --        --         --        --          9
     2.25% .......        518       907         12         1         36
     1.40% EV ....    124,362   140,382     44,601   107,309    186,976
     1.45% EV ....     12,239    13,848      5,963    29,741     15,173
     1.50% EV ....      3,219     5,062      1,192     4,603      5,255
     1.55% EV ....     91,606    95,039     20,055    62,570    156,569
     1.60% EV ....     30,981    27,982      7,246    18,073     38,881
     1.65% EV ....      4,925     3,132        952     9,017      5,277
     1.70% EV ....      7,255     4,167      2,278     5,348      7,313
     1.75% EV ....      2,547     1,087        363    11,358        290
     1.80% EV ....      2,979     5,609        830     8,444      4,205
     1.85% EV ....     10,985     9,133      2,051    22,861     13,204
     1.90% EV ....      2,371     2,162      1,398     4,895      2,348
     1.95% EV ....     11,168     5,437        356     6,481      7,993
     2.00% EV ....      8,269     7,531      1,208     7,508      9,648
     2.05% EV ....      2,060     1,382      1,116       320      1,861
     2.10% EV ....        692       551        761       319        407
     2.15% EV ....         14       234        145     1,288        477
     2.20% EV ....         55        --        100       143         17
     2.25% EV ....      1,474     1,190        190        76      1,914
     2.30% EV ....        695     1,118        159       258        191
     2.35% EV ....        641        --        449       221         45
     2.40% EV ....         --        --         --        --      1,632
     2.50% EV ....         --        --         --        --          4
                     --------   -------    -------   -------    -------
        Totals ...   $530,760   464,798    153,039   453,149    685,472
                     ========   =======    =======   =======    =======

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                       WRSmCap    WRValue
                     ----------   -------
     0.95% .......   $  108,933    74,266
     1.00% .......          645        --
     1.05% .......        2,594       598
     1.10% .......      103,641    99,018
     1.15% .......       24,693    26,197
     1.20% .......        3,168     2,073
     1.25% .......        9,363     7,678
     1.30% .......          144       222
     1.35% .......        4,004     3,890
     1.40% .......       33,628    18,026
     1.45% .......        4,906    14,564
     1.50% .......        8,520     5,511
     1.55% .......        7,489     8,813
     1.60% .......       36,647    16,220
     1.65% .......        1,257       885
     1.70% .......        1,818       255
     1.75% .......          268        74
     1.80% .......          198        76
     1.85% .......        1,377     2,316
     1.95% .......          170       372
     2.00% .......        2,880       500
     2.05% .......           12        --
     2.10% .......           35        46
     2.15% .......           --        18
     2.25% .......        1,915        40
     1.40% EV ....      355,370   141,097
     1.45% EV ....       28,589       478
     1.50% EV ....       10,589     3,233
     1.55% EV ....      244,403   140,940
     1.60% EV ....       66,097    45,844
     1.65% EV ....        8,965     8,644
     1.70% EV ....       11,490     5,191
     1.75% EV ....        2,631     1,529
     1.80% EV ....       11,381     5,232
     1.85% EV ....       26,136    14,016
     1.90% EV ....        5,271     5,741
     1.95% EV ....        8,124    12,611
     2.00% EV ....       23,645    15,519
     2.05% EV ....        3,617     4,383
     2.10% EV ....          996       835
     2.15% EV ....          670        90
     2.20% EV ....           70       643
     2.25% EV ....        4,774       759
     2.30% EV ....        1,278       271
     2.35% EV ....           50        45
     2.40% EV ....        1,360     1,748
     2.50% EV ....            5        --
                     ----------   -------
        Totals ...   $1,173,816   690,507
                     ==========   =======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $1,216,287,510 and $1,331,799,886, respectively, and total transfers from the Account to the fixed account were $550,817,142 and $132,975,832, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract
     Owners' Equity.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

(4)  Contract Owners' Equity Schedule

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and the contract expense rate and total return for the period ended December 31, 2002. The Account includes contracts administered by Security Benefit Life Insurance Company under a reinsurance agreement discussed in note 1.The mutual fund and product options of the contracts so administered are identified by those unit fair values presented below using two decimal places.

                                                         Contract                      Unit         Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     AIM VIF - Balanced Fund - Series I Shares
           2002 ....................................    0.95%               9,145    $8.235548       $ 75,314      -17.89%
                                                        1.10%              13,521     8.221526        111,163      -18.01%
                                                        1.15%               3,535     8.216845         29,047      -18.05%
                                                        1.25%               8,685     8.207495         71,282      -18.14%
                                                        1.30%               1,181     8.202822          9,688      -18.18%
                                                        1.35%               5,833     8.198152         47,820      -18.22%
                                                        1.40%                 533     8.193477          4,367      -18.26%
                                                        1.55%               2,587     8.179476         21,160      -18.39%

     AIM VIF - Basic Value Fund - Series II Shares
           2002 ....................................    1.50%              55,375     7.576836        419,567      -24.23% 5/1/02
                                                        1.60%              11,372     7.571682         86,105      -24.28% 5/1/02
                                                        1.65%              73,998     7.569105        560,099      -24.31% 5/1/02
                                                        1.75%              13,899     7.563949        105,131      -24.36% 5/1/02
                                                        1.80%               7,544     7.561367         57,043      -24.39% 5/1/02
                                                        1.90%               8,804     7.556209         66,525      -24.44% 5/1/02
                                                        1.95%              63,673     7.553630        480,962      -24.46% 5/1/02
                                                        2.05%              14,360     7.548472        108,396      -24.52% 5/1/02
                                                        2.10%              21,567     7.545883        162,742      -24.54% 5/1/02
                                                        2.15%               1,446     7.543306         10,908      -24.57% 5/1/02
                                                        2.20%              10,461     7.540721         78,883      -24.59% 5/1/02
                                                        2.30%                 148     7.535552          1,115      -24.64% 5/1/02
                                                        2.35%               2,414     7.532973         18,185      -24.67% 5/1/02
                                                        2.45%               1,621     7.527798         12,203      -24.72% 5/1/02
                                                        2.50%               7,133     7.525223         53,677      -24.75% 5/1/02
                                                        2.60%               5,141     7.520041         38,661      -24.80% 5/1/02

     AIM VIF - Blue Chip - Series I Shares
           2002 ....................................    0.95%               6,800     7.316405         49,752      -26.86%
                                                        1.10%               6,676     7.303936         48,761      -26.97%
                                                        1.25%                 855     7.291460          6,234      -27.09%
                                                        1.35%               2,491     7.283152         18,142      -27.16%
                                                        1.40%                 168     7.279004          1,223      -27.20%
                                                        1.55%               4,079     7.266541         29,640      -27.31%

     AIM VIF - Capital Appreciation Fund - Series I Shares
           2002 ...................................     0.95%               2,546     7.722120         19,661      -25.08%
                                                        1.10%               1,369     7.708966         10,554      -25.19%

     AIM VIF - Capital Appreciation Fund - Series II Shares
           2002 ....................................    1.50%               3,297     7.929075         26,142      -20.71% 5/1/02
                                                        1.60%               2,492     7.923682         19,746      -20.76% 5/1/02
                                                        1.65%              14,447     7.920987        114,434      -20.79% 5/1/02
                                                        1.75%               3,268     7.915583         25,868      -20.84% 5/1/02
                                                        1.80%               1,503     7.912879         11,893      -20.87% 5/1/02
                                                        1.90%                 260     7.907483          2,056      -20.93% 5/1/02
                                                        1.95%              17,161     7.904788        135,654      -20.95% 5/1/02
                                                        2.05%               6,621     7.899382         52,302      -21.01% 5/1/02
                                                        2.10%               5,003     7.896677         39,507      -21.03% 5/1/02
                                                        2.20%               5,362     7.891275         42,313      -21.09% 5/1/02
                                                        2.45%                 920     7.877752          7,248      -21.22% 5/1/02
                                                        2.50%               2,382     7.875043         18,758      -21.25% 5/1/02

                                                         Contract                      Unit         Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     AIM VIF - Core Equity Fund - Series I Shares
           2002 ....................................    0.95%                 318     8.318791          2,645      -16.39%
                                                        1.10%                 538     8.304620          4,468      -16.51%
                                                        1.35%                 206     8.281007          1,706      -16.72%
                                                        1.40%               1,543     8.276292         12,770      -16.77%
                                                        1.55%               4,739     8.262126         39,154      -16.89%

     AIM VIF - Premier Equity Fund - Series I Shares
           2002 ....................................    0.95%               5,832     6.975369         40,680      -30.92%
                                                        1.10%               4,918     6.963476         34,246      -31.03%
                                                        1.15%               1,419     6.959508          9,876      -31.06%
                                                        1.25%               2,505     6.951585         17,414      -31.13%
                                                        1.35%               4,849     6.943670         33,670      -31.20%
                                                        1.40%               1,937     6.939696         13,442      -31.24%
                                                        1.55%              24,782     6.927821        171,685      -31.34%

     AIM VIF - Premier Equity Fund - Series II Shares
           2002 ....................................    1.50%               6,465     7.693108         49,736      -23.07% 5/1/02
                                                        1.65%               6,028     7.685259         46,327      -23.15% 5/1/02
                                                        1.75%                 608     7.680023          4,669      -23.20% 5/1/02
                                                        1.80%               2,546     7.677402         19,547      -23.23% 5/1/02
                                                        1.90%               1,522     7.672159         11,677      -23.28% 5/1/02
                                                        1.95%              13,240     7.669535        101,545      -23.30% 5/1/02
                                                        2.05%              34,996     7.664296        268,220      -23.36% 5/1/02
                                                        2.10%               1,022     7.661669          7,830      -23.38% 5/1/02
                                                        2.20%               8,623     7.656429         66,021      -23.44% 5/1/02
                                                        2.45%                 175     7.643303          1,338      -23.57% 5/1/02

     Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
           2002 ....................................    1.50%              17,126     8.258342        141,432      -17.42% 5/1/02
                                                        1.60%               4,067     8.252730         33,564      -17.47% 5/1/02
                                                        1.65%              28,025     8.249926        231,204      -17.50% 5/1/02
                                                        1.75%              12,999     8.244298        107,168      -17.56% 5/1/02
                                                        1.80%               5,158     8.241495         42,510      -17.59% 5/1/02
                                                        1.90%               2,024     8.235872         16,669      -17.64% 5/1/02
                                                        1.95%              21,400     8.233054        176,187      -17.67% 5/1/02
                                                        2.00%                 358     8.230251          2,946      -17.70% 5/1/02
                                                        2.05%              19,683     8.227439        161,941      -17.73% 5/1/02
                                                        2.10%              14,394     8.224622        118,385      -17.75% 5/1/02
                                                        2.15%               1,611     8.221811         13,245      -17.78% 5/1/02
                                                        2.20%               7,206     8.219004         59,226      -17.81% 5/1/02
                                                        2.35%               3,405     8.210561         27,957      -17.89% 5/1/02
                                                        2.45%               3,436     8.204925         28,192      -17.95% 5/1/02
                                                        2.50%               8,102     8.202098         66,453      -17.98% 5/1/02
                                                        2.60%               4,166     8.196472         34,147      -18.04% 5/1/02

     Alliance VPSF - Growth & Income Portfolio - Class B
           2002 ....................................    1.50%              11,017     7.873907         86,747      -21.26% 5/1/02
                                                        1.60%              13,115     7.868551        103,196      -21.31% 5/1/02
                                                        1.65%              11,687     7.865875         91,928      -21.34% 5/1/02
                                                        1.75%               2,393     7.860510         18,810      -21.39% 5/1/02
                                                        1.80%               1,975     7.857834         15,519      -21.42% 5/1/02
                                                        1.95%              13,803     7.849792        108,351      -21.50% 5/1/02
                                                        2.05%               4,097     7.844425         32,139      -21.56% 5/1/02
                                                        2.10%               7,370     7.841748         57,794      -21.58% 5/1/02
                                                        2.15%                 454     7.839063          3,559      -21.61% 5/1/02
                                                        2.20%               8,091     7.836368         63,404      -21.64% 5/1/02
                                                        2.35%                 608     7.828325          4,760      -21.72% 5/1/02
                                                        2.45%               3,686     7.822950         28,835      -21.77% 5/1/02
                                                        2.50%                 342     7.820269          2,675      -21.80% 5/1/02
                                                        2.60%               3,866     7.814888         30,212      -21.85% 5/1/02

     Alliance VPSF - Premier Growth Portfolio - Class B
           2002 ....................................    1.50%               9,006     7.822552         70,450      -21.77% 5/1/02
                                                        1.60%               2,885     7.817233         22,553      -21.83% 5/1/02
                                                        1.65%              29,199     7.814576        228,178      -21.85% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.75%               4,231     7.809244         33,041      -21.91% 5/1/02
                                                        1.80%               8,424     7.806581         65,763      -21.93% 5/1/02
                                                        1.90%               3,742     7.801254         29,192      -21.99% 5/1/02
                                                        1.95%              30,357     7.798580        236,741      -22.01% 5/1/02
                                                        2.00%                 523     7.795924          4,077      -22.04% 5/1/02
                                                        2.05%              17,374     7.793257        135,400      -22.07% 5/1/02
                                                        2.10%              10,930     7.790587         85,151      -22.09% 5/1/02
                                                        2.20%               2,852     7.785253         22,204      -22.15% 5/1/02
                                                        2.30%                 142     7.779924          1,105      -22.20% 5/1/02
                                                        2.35%                 763     7.777256          5,934      -22.23% 5/1/02
                                                        2.45%                 810     7.771908          6,295      -22.28% 5/1/02
                                                        2.50%               2,746     7.769240         21,334      -22.31% 5/1/02
                                                        2.60%               2,017     7.763904         15,660      -22.36% 5/1/02

     American Century VP - Income & Growth Fund - Class I
           2002 ....................................   0.95%              161,347     9.81          1,582,813      -20.14%
                                                       0.95%            6,377,032     9.814828     62,589,472      -20.14%
                                                       1.00%                7,423     9.79             72,670      -20.18%
                                                       1.00%            2,995,603     9.789295     29,324,841      -20.18%
                                                       1.05%                  693     9.76              6,764      -20.22%
                                                       1.05%              548,035     9.763798      5,350,903      -20.22%
                                                       1.10%              245,018     9.33          2,286,021      -20.26%
                                                       1.10%              680,881     9.333731      6,355,160      -20.26%
                                                       1.15%               56,152     9.31            522,774      -20.30%
                                                       1.15%              284,367     9.313685      2,648,505      -20.30%
                                                       1.20%                5,362     9.23             49,495      -20.34%
                                                       1.20%            2,433,105     9.233496     22,466,065      -20.34%
                                                       1.25%                5,103     9.21             46,998      -20.38%
                                                       1.25%              248,770     9.213262      2,291,983      -20.38%
                                                       1.30%                8,543     9.19             78,508      -20.42%
                                                       1.30%              437,161     9.193080      4,018,856      -20.42%
                                                       1.35%                  304     9.23              2,802      -20.46%
                                                       1.35%              407,552     9.233843      3,763,271      -20.46%
                                                       1.40%              321,661     9.213961      2,963,772      -20.50%
                                                       1.45%               29,458     9.194119        270,840      -20.54%
                                                       1.50%              171,871     9.174309      1,576,798      -20.58%
                                                       1.55%               81,949     9.154526        750,204      -20.62%
                                                       1.60%               59,114     9.134791        539,994      -20.66%
                                                       1.65%              211,191     9.115086      1,925,024      -20.70%
                                                       1.70%                7,338     6.834929         50,155      -20.74%
                                                       1.75%              138,246     6.822181        943,139      -20.78%
                                                       1.80%              135,071     6.809455        919,760      -20.82%
                                                       1.85%               17,835     6.796758        121,220      -20.86%
                                                       1.90%                  866     6.784071          5,875      -20.90%
                                                       1.95%                3,408     6.771407         23,077      -20.95%
                                                       2.00%                  974     6.758745          6,583      -20.99%
                                                       2.05%               25,998     6.746126        175,386      -21.03%
                                                       2.10%                1,588     6.733511         10,693      -21.07%
                                                       2.20%               17,924     6.708323        120,240      -21.15%
                                                       0.95% EV***      1,657,706     9.205873     15,260,631      -20.56%
                                                       1.00% EV***        815,826     9.186047      7,494,216      -20.60%
                                                       1.05% EV***         67,088     9.166258        614,946      -20.64%
                                                       1.10% EV***        591,014     9.146502      5,405,711      -20.68%
                                                       1.15% EV***        203,867     9.126772      1,860,648      -20.72%
                                                       1.20% EV***        101,125     9.107075        920,953      -20.76%
                                                       1.25% EV***         96,232     7.181736        691,113      -20.80%
                                                       1.30% EV***         24,232     7.167260        173,677      -20.84%
                                                       1.35% EV***         23,391     7.152829        167,312      -20.88%
                                                       1.40% EV***         84,876     7.138420        605,881      -20.92%
                                                       1.45% EV***         21,243     7.124038        151,336      -20.96%
                                                       1.50% EV***         26,319     7.109659        187,119      -21.00%
                                                       1.55% EV***         82,177     7.095321        583,072      -21.04%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.60% EV***        44,999     7.080981        318,637      -21.08%
                                                        1.65% EV***        14,567     7.066696        102,941      -21.12%
                                                        1.70% EV***         3,812     7.052411         26,884      -21.16%
                                                        1.75% EV***         6,398     7.038147         45,030      -21.20%
                                                        1.80% EV***         3,020     7.023921         21,212      -21.24%
                                                        1.85% EV***         2,125     7.009708         14,896      -21.28%
                                                        1.90% EV***            96     6.995504            672      -21.32%
                                                        1.95% EV***         2,437     6.981330         17,014      -21.36%
                                                        2.00% EV***         1,284     6.967185          8,946      -21.40%
                                                        2.05% EV***         1,467     6.953038         10,200      -21.44%
                                                        2.15% EV***         4,903     6.924841         33,952      -21.52%
                                                        2.20% EV***             5     6.910775             35      -21.57%
                                                        2.25% EV***         1,590     6.896736         10,966      -21.61%

     American Century VP - Income & Growth Fund - Class II
           2002 ....................................    1.50%              15,728     8.196339        128,912      -18.04% 5/1/02
                                                        1.60%               4,467     8.190764         36,588      -18.09% 5/1/02
                                                        1.65%              27,286     8.187977        223,417      -18.12% 5/1/02
                                                        1.75%                 782     8.182403          6,399      -18.18% 5/1/02
                                                        1.80%               1,172     8.179604          9,586      -18.20% 5/1/02
                                                        1.90%                 888     8.174024          7,259      -18.26% 5/1/02
                                                        1.95%               5,795     8.171234         47,352      -18.29% 5/1/02
                                                        2.00%               1,375     8.168443         11,232      -18.32% 5/1/02
                                                        2.05%              19,225     8.165648        156,985      -18.34% 5/1/02
                                                        2.10%              39,194     8.162862        319,935      -18.37% 5/1/02
                                                        2.20%              34,835     8.157272        284,159      -18.43% 5/1/02
                                                        2.35%               1,213     8.148889          9,885      -18.51% 5/1/02
                                                        2.45%               1,511     8.143300         12,305      -18.57% 5/1/02
                                                        2.50%               1,135     8.140498          9,239      -18.60% 5/1/02
                                                        2.60%               2,646     8.134905         21,525      -18.65% 5/1/02

     American Century VP - International Fund - Class I
           2002 ....................................    0.95%              62,475     8.79            549,153      -21.13%
                                                        0.95%           4,884,295     8.789250     42,929,290      -21.13%
                                                        1.00%              11,188     8.77             98,119      -21.17%
                                                        1.00%           2,319,703     8.766386     20,335,412      -21.17%
                                                        1.05%                 460     8.74              4,021      -21.21%
                                                        1.05%             377,670     8.743590      3,302,192      -21.21%
                                                        1.10%              88,039     8.88            781,786      -21.25%
                                                        1.10%             246,851     8.879812      2,191,990      -21.25%
                                                        1.15%              34,067     8.86            301,831      -21.29%
                                                        1.15%             107,510     8.860735        952,618      -21.29%
                                                        1.20%               3,473     8.00             27,787      -21.33%
                                                        1.20%           2,031,049     7.995327     16,238,901      -21.33%
                                                        1.25%                 962     7.98              7,676      -21.37%
                                                        1.25%             143,142     7.977821      1,141,961      -21.37%
                                                        1.30%               5,988     7.96             47,665      -21.41%
                                                        1.30%             348,333     7.960337      2,772,848      -21.41%
                                                        1.35%                  33     8.78                290      -21.45%
                                                        1.35%             156,550     8.784787      1,375,258      -21.45%
                                                        1.40%                 361     8.77              3,168      -21.49%
                                                        1.40%              98,195     8.765875        860,765      -21.49%
                                                        1.45%              26,153     8.747002        228,760      -21.53%
                                                        1.50%             146,464     8.728132      1,278,357      -21.57%
                                                        1.55%              29,573     8.709328        257,561      -21.61%
                                                        1.60%              29,480     8.690538        256,197      -21.65%
                                                        1.65%              68,800     8.671800        596,620      -21.69%
                                                        1.70%               2,598     6.823270         17,727      -21.73%
                                                        1.75%               8,699     6.810559         59,245      -21.77%
                                                        1.80%              14,904     6.797862        101,315      -21.81%
                                                        1.85%                 161     6.785174          1,092      -21.85%
                                                        1.90%               1,587     6.772509         10,748      -21.89%
                                                        1.95%                 204     6.759875          1,379      -21.93%
                                                        2.00%                 224     6.747247          1,511      -21.97%
                                                        2.05%               2,148     6.734635         14,466      -22.01%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.20%               7,112     6.696904         47,628      -22.13%
                                                        0.95% EV***     1,047,091     8.751940      9,164,078      -21.58%
                                                        1.00% EV***       646,285     8.733096      5,644,069      -21.62%
                                                        1.05% EV***        66,209     8.714278        576,964      -21.66%
                                                        1.10% EV***       287,554     8.695489      2,500,423      -21.70%
                                                        1.15% EV***        79,447     8.676733        689,340      -21.74%
                                                        1.20% EV***        66,833     8.658028        578,642      -21.78%
                                                        1.25% EV***        27,347     6.950251        190,069      -21.82%
                                                        1.30% EV***        27,150     6.936246        188,319      -21.86%
                                                        1.35% EV***         7,719     6.922289         53,433      -21.90%
                                                        1.40% EV***        37,736     6.908327        260,693      -21.94%
                                                        1.45% EV***        13,641     6.894402         94,047      -21.98%
                                                        1.50% EV***        45,181     6.880491        310,867      -22.02%
                                                        1.55% EV***        18,188     6.866606        124,890      -22.06%
                                                        1.60% EV***        19,719     6.852737        135,129      -22.10%
                                                        1.65% EV***         1,686     6.838891         11,530      -22.14%
                                                        1.70% EV***           740     6.825069          5,051      -22.18%
                                                        1.75% EV***           888     6.811273          6,048      -22.22%
                                                        1.85% EV***           188     6.783733          1,275      -22.30%
                                                        1.95% EV***            29     6.756257            196      -22.38%

     American Century VP - International Fund - Class III
           2002 ....................................    0.95%           1,167,738     8.063541      9,416,103      -19.36% 5/1/02
                                                        1.00%             409,248     8.060814      3,298,872      -19.39% 5/1/02
                                                        1.05%             109,541     8.058085        882,691      -19.42% 5/1/02
                                                        1.10%             246,057     8.055362      1,982,078      -19.45% 5/1/02
                                                        1.15%              82,864     8.052630        667,273      -19.47% 5/1/02
                                                        1.20%             750,466     8.049901      6,041,177      -19.50% 5/1/02
                                                        1.25%              42,079     8.047171        338,617      -19.53% 5/1/02
                                                        1.30%              74,441     8.044442        598,836      -19.56% 5/1/02
                                                        1.35%             105,612     8.041711        849,301      -19.58% 5/1/02
                                                        1.40%             122,409     8.038975        984,043      -19.61% 5/1/02
                                                        1.45%               4,458     8.036243         35,826      -19.64% 5/1/02
                                                        1.50%              17,711     8.033520        142,282      -19.66% 5/1/02
                                                        1.55%              19,901     8.030782        159,821      -19.69% 5/1/02
                                                        1.60%              27,868     8.028048        223,726      -19.72% 5/1/02
                                                        1.65%              49,358     8.025314        396,113      -19.75% 5/1/02
                                                        1.70%               2,847     8.022584         22,840      -19.77% 5/1/02
                                                        1.75%              24,495     8.019853        196,446      -19.80% 5/1/02
                                                        1.80%              29,981     8.017119        240,361      -19.83% 5/1/02
                                                        1.85%               6,191     8.014381         49,617      -19.86% 5/1/02
                                                        1.90%               1,042     8.011649          8,348      -19.88% 5/1/02
                                                        1.95%                 570     8.008918          4,565      -19.91% 5/1/02
                                                        2.00%                 113     8.006178            905      -19.94% 5/1/02
                                                        2.05%              12,456     8.003444         99,691      -19.97% 5/1/02
                                                        2.15%                   5     7.997959             40      -20.02% 5/1/02
                                                        2.20%               2,499     7.995231         19,980      -20.05% 5/1/02
                                                        2.25%                 150     7.992489          1,199      -20.08% 5/1/02
                                                        0.95% EV***       489,987     8.035515      3,937,298      -19.64% 5/1/02
                                                        1.00% EV***       158,822     8.032801      1,275,786      -19.67% 5/1/02
                                                        1.05% EV***        10,539     8.030070         84,629      -19.70% 5/1/02
                                                        1.10% EV***       116,731     8.027351        937,041      -19.73% 5/1/02
                                                        1.15% EV***        60,181     8.024627        482,930      -19.75% 5/1/02
                                                        1.20% EV***        56,506     8.021901        453,286      -19.78% 5/1/02
                                                        1.25% EV***        32,539     8.019177        260,936      -19.81% 5/1/02
                                                        1.30% EV***        12,821     8.016451        102,779      -19.84% 5/1/02
                                                        1.35% EV***        14,177     8.013724        113,611      -19.86% 5/1/02
                                                        1.40% EV***        16,221     8.010996        129,946      -19.89% 5/1/02
                                                        1.45% EV***         2,663     8.008278         21,326      -19.92% 5/1/02
                                                        1.50% EV***         8,553     8.005539         68,471      -19.94% 5/1/02
                                                        1.55% EV***        11,945     8.002818         95,594      -19.97% 5/1/02
                                                        1.60% EV***        24,564     8.000089        196,514      -20.00% 5/1/02

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.65% EV***           841     7.997364          6,726     -20.03% 5/1/02
                                                        1.70% EV***         4,159     7.994636         33,250     -20.05% 5/1/02
                                                        1.75% EV***         3,225     7.991904         25,774     -20.08% 5/1/02
                                                        1.80% EV***           230     7.989176          1,838     -20.11% 5/1/02
                                                        1.85% EV***         1,620     7.986440         12,938     -20.14% 5/1/02
                                                        1.95% EV***           338     7.980980          2,698     -20.19% 5/1/02
                                                        2.15% EV***         2,423     7.970055         19,311     -20.30% 5/1/02

     American Century VP - Ultra(R) Fund - Class I
           2002 ....................................    0.95%              79,386     7.987225        634,074     -20.13% 5/1/02
                                                        1.00%              11,577     7.984527         92,437     -20.15% 5/1/02
                                                        1.05%               2,689     7.981828         21,463     -20.18% 5/1/02
                                                        1.10%              11,887     7.979129         94,848     -20.21% 5/1/02
                                                        1.15%              11,451     7.976414         91,338     -20.24% 5/1/02
                                                        1.20%              85,400     7.973718        680,956     -20.26% 5/1/02
                                                        1.25%               2,761     7.971013         22,008     -20.29% 5/1/02
                                                        1.30%               1,429     7.968301         11,387     -20.32% 5/1/02
                                                        1.35%              13,185     7.965608        105,027     -20.34% 5/1/02
                                                        1.40%              12,344     7.962903         98,294     -20.37% 5/1/02
                                                        1.45%               2,833     7.960197         22,551     -20.40% 5/1/02
                                                        1.60%              10,349     7.952075         82,296     -20.48% 5/1/02
                                                        1.65%              21,426     7.949373        170,323     -20.51% 5/1/02
                                                        1.75%              35,437     7.943949        281,510     -20.56% 5/1/02
                                                        1.80%              12,674     7.941242        100,647     -20.59% 5/1/02
                                                        1.85%               1,030     7.938536          8,177     -20.61% 5/1/02
                                                        1.95%                 178     7.933115          1,412     -20.67% 5/1/02
                                                        2.00%                   8     7.930404             63     -20.70% 5/1/02
                                                        0.95% EV***        50,142     7.959101        399,085     -20.41% 5/1/02
                                                        1.00% EV***        18,603     7.956409        148,013     -20.44% 5/1/02
                                                        1.10% EV***        14,234     7.951007        113,175     -20.49% 5/1/02
                                                        1.15% EV***         2,178     7.948310         17,311     -20.52% 5/1/02
                                                        1.20% EV***           291     7.945610          2,312     -20.54% 5/1/02
                                                        1.30% EV***           308     7.940210          2,446     -20.60% 5/1/02
                                                        1.35% EV***           145     7.937513          1,151     -20.62% 5/1/02
                                                        1.40% EV***            96     7.934815            762     -20.65% 5/1/02
                                                        1.45% EV***           367     7.932110          2,911     -20.68% 5/1/02
                                                        1.50% EV***            79     7.929409            626     -20.71% 5/1/02
                                                        1.55% EV***        14,158     7.926716        112,226     -20.73% 5/1/02
                                                        1.70% EV***           863     7.918600          6,834     -20.81% 5/1/02
                                                        1.80% EV***           470     7.913194          3,719     -20.87% 5/1/02
                                                        1.85% EV***         7,794     7.910485         61,654     -20.90% 5/1/02
                                                        2.15% EV***           531     7.894239          4,192     -21.06% 5/1/02
                                                        2.25% EV***           767     7.888835          6,051     -21.11% 5/1/02

     American Century VP - Ultra(R) Fund - Class II
           2002 ....................................    1.50%               8,342     7.939203         66,229     -20.61% 5/1/02
                                                        1.60%               5,776     7.933801         45,826     -20.66% 5/1/02
                                                        1.65%              21,476     7.931102        170,328     -20.69% 5/1/02
                                                        1.75%               1,434     7.925696         11,365     -20.74% 5/1/02
                                                        1.80%               1,812     7.922989         14,356     -20.77% 5/1/02
                                                        1.95%               9,263     7.914884         73,316     -20.85% 5/1/02
                                                        2.00%               5,424     7.912178         42,916     -20.88% 5/1/02
                                                        2.05%               5,898     7.909468         46,650     -20.91% 5/1/02
                                                        2.10%               9,922     7.906765         78,451     -20.93% 5/1/02
                                                        2.15%                 375     7.904063          2,964     -20.96% 5/1/02
                                                        2.20%               8,645     7.901352         68,307     -20.99% 5/1/02
                                                        2.50%               5,020     7.885111         39,583     -21.15% 5/1/02
                                                        2.60%                 711     7.879686          5,602     -21.20% 5/1/02

     American Century VP - Value Fund - Class I
           2002 ....................................    0.95%              50,608    11.88            601,221     -13.45%
                                                        0.95%           8,706,954    11.882018    103,456,184     -13.45%
                                                        1.00%               4,450    11.85             52,738     -13.49%
                                                        1.00%           2,839,015    11.851086     33,645,411     -13.49%
                                                        1.05%                 140    11.82              1,651     -13.54%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.05%             506,340    11.820257      5,985,069      -13.54%
                                                        1.10%              63,063    12.46            785,766      -13.58%
                                                        1.10%           1,538,309    12.461991     19,170,393      -13.58%
                                                        1.15%              15,147    12.44            188,426      -13.63%
                                                        1.15%             807,600    12.435228     10,042,690      -13.63%
                                                        1.20%               1,435    12.65             18,152      -13.67%
                                                        1.20%           3,738,208    12.651422     47,293,647      -13.67%
                                                        1.25%               3,057    12.62             38,574      -13.71%
                                                        1.25%             384,226    12.623723      4,850,363      -13.71%
                                                        1.30%               2,403    12.60             30,272      -13.76%
                                                        1.30%           1,044,923    12.596055     13,161,908      -13.76%
                                                        1.35%             779,423    12.328634      9,609,221      -13.80%
                                                        1.40%             686,945    12.302130      8,450,887      -13.84%
                                                        1.45%              55,872    12.275645        685,865      -13.89%
                                                        1.50%             255,749    12.249189      3,132,718      -13.93%
                                                        1.55%             155,123    12.222795      1,896,037      -13.98%
                                                        1.60%             208,968    12.196439      2,548,665      -14.02%
                                                        1.65%             299,140    12.170125      3,640,571      -14.06%
                                                        1.70%              43,982     9.713280        427,209      -14.11%
                                                        1.75%             158,580     9.695180      1,537,462      -14.15%
                                                        1.80%             117,790     9.677116      1,139,867      -14.19%
                                                        1.85%              42,774     9.659067        413,157      -14.24%
                                                        1.90%              13,161     9.641037        126,886      -14.28%
                                                        1.95%               1,729     9.623047         16,638      -14.33%
                                                        2.00%               6,564     9.605080         63,048      -14.37%
                                                        2.05%              34,272     9.587137        328,570      -14.41%
                                                        2.10%                 263     9.569216          2,517      -14.46%
                                                        2.15%                  68     9.551316            649      -14.50%
                                                        2.20%              39,022     9.533443        372,014      -14.54%
                                                        2.25%               3,562    11.078580         39,462      -14.59%
                                                        0.95% EV***     3,155,033    12.312561     38,846,536      -13.84%
                                                        1.00% EV***     1,292,596    12.286079     15,880,937      -13.89%
                                                        1.05% EV***       171,749    12.259621      2,105,578      -13.93%
                                                        1.10% EV***     1,530,413    12.233229     18,721,893      -13.98%
                                                        1.15% EV***       351,565    12.206849      4,291,501      -14.02%
                                                        1.20% EV***       224,806    12.180539      2,738,258      -14.06%
                                                        1.25% EV***       170,283    10.863760      1,849,914      -14.11%
                                                        1.30% EV***       105,891    10.841906      1,148,060      -14.15%
                                                        1.35% EV***        88,155    10.820100        953,846      -14.19%
                                                        1.40% EV***       227,730    10.798324      2,459,102      -14.24%
                                                        1.45% EV***        44,545    10.776550        480,041      -14.28%
                                                        1.50% EV***        83,014    10.754830        892,801      -14.33%
                                                        1.55% EV***       300,868    10.733147      3,229,260      -14.37%
                                                        1.60% EV***       107,620    10.711523      1,152,774      -14.41%
                                                        1.65% EV***        26,504    10.689888        283,325      -14.46%
                                                        1.70% EV***        56,276    10.668318        600,370      -14.50%
                                                        1.75% EV***        13,201    10.646756        140,548      -14.54%
                                                        1.80% EV***        11,412    10.625237        121,255      -14.59%
                                                        1.85% EV***        24,622    10.603733        261,085      -14.63%
                                                        1.95% EV***        48,982    10.560864        517,292      -14.72%
                                                        2.00% EV***         4,608    10.539480         48,566      -14.76%
                                                        2.05% EV***         1,709    10.518117         17,975      -14.81%
                                                        2.10% EV***         5,440    10.496801         57,103      -14.85%
                                                        2.15% EV***         6,083    10.475507         63,723      -14.89%
                                                        2.20% EV***           914    10.454246          9,555      -14.94%
                                                        2.25% EV***            82    10.433019            856      -14.98%

     American Century VP - Value Fund - Class II
            2002 ...................................    1.50%              49,336     8.616067        425,082      -13.84% 5/1/02
                                                        1.60%               7,354     8.610209         63,319      -13.90% 5/1/02
                                                        1.65%              34,349     8.607283        295,652      -13.93% 5/1/02
                                                        1.75%              16,860     8.601417        145,020      -13.99% 5/1/02

                                                         Contract                       Unit        Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.80%              32,259     8.598478        277,378      -14.02% 5/1/02
                                                        1.90%              16,754     8.592617        143,961      -14.07% 5/1/02
                                                        1.95%              32,979     8.589686        283,279      -14.10% 5/1/02
                                                        2.00%               4,828     8.586757         41,457      -14.13% 5/1/02
                                                        2.05%              18,124     8.583822        155,573      -14.16% 5/1/02
                                                        2.10%              23,868     8.580888        204,809      -14.19% 5/1/02
                                                        2.15%               3,019     8.577952         25,897      -14.22% 5/1/02
                                                        2.20%              19,017     8.575017        163,071      -14.25% 5/1/02
                                                        2.35%               6,140     8.566206         52,597      -14.34% 5/1/02
                                                        2.45%               5,357     8.560331         45,858      -14.40% 5/1/02
                                                        2.50%                 859     8.557390          7,351      -14.43% 5/1/02
                                                        2.60%               5,160     8.551515         44,126      -14.48% 5/1/02

     BB&T VIF - Capital Appreciation Fund
            2002 ...................................    0.95%              24,080     8.310650        200,120      -20.76%
                                                        1.05%               6,251     8.301213         51,891      -20.84%
                                                        1.10%              17,262     8.296492        143,214      -20.88%
                                                        1.15%               1,595     8.291769         13,225      -20.92%
                                                        1.20%                 868     8.287053          7,193      -20.96%
                                                        1.25%               4,109     8.282334         34,032      -21.00%
                                                        1.30%                 939     8.277620          7,773      -21.04%
                                                        1.35%               2,819     8.272895         23,321      -21.08%
                                                        1.40%              31,408     8.268181        259,687      -21.12%
                                                        1.55%              12,639     8.254034        104,323      -21.24%
                                                        1.65%                 172     8.244599          1,418      -21.32%
                                                        1.40% EV***        24,635     8.224640        202,614      -21.50%

     BB&T VIF - Capital Manager Aggressive Growth Fund
            2002 ...................................    0.95%               8,489     7.948282         67,473      -22.00%
                                                        1.10%              11,923     7.934743         94,606      -22.12%
                                                        1.15%              25,745     7.930224        204,164      -22.16%
                                                        1.25%               1,376     7.921201         10,900      -22.24%
                                                        1.30%                 313     7.916685          2,478      -22.28%
                                                        1.35%               5,158     7.912177         40,811      -22.32%
                                                        1.55%              38,090     7.894129        300,687      -22.48%
                                                        1.60%               8,278     7.889625         65,310      -22.52%
                                                        1.70%              42,136     7.880599        332,057      -22.59%

     BB&T VIF - Growth and Income Fund
            2002 ...................................    0.95%              39,162     8.093319        316,951      -20.41%
                                                        1.05%               3,150     8.084119         25,465      -20.49%
                                                        1.10%              29,423     8.079525        237,724      -20.53%
                                                        1.15%              24,942     8.074931        201,405      -20.57%
                                                        1.20%                 936     8.070344          7,554      -20.61%
                                                        1.25%               6,898     8.065749         55,638      -20.65%
                                                        1.30%               2,172     8.061146         17,509      -20.69%
                                                        1.35%               9,025     8.056558         72,710      -20.73%
                                                        1.40%              22,700     8.051957        182,779      -20.77%
                                                        1.55%              34,368     8.038186        276,256      -20.89%
                                                        1.65%                 250     8.029005          2,007      -20.97%
                                                        1.70%                 206     8.024406          1,653      -21.01%

     BB&T VIF - Large Company Growth Fund
            2002 ...................................    0.95%              10,621     7.094799         75,354      -31.13%
                                                        1.05%                 406     7.086751          2,877      -31.20%
                                                        1.10%              18,118     7.082708        128,325      -31.24%
                                                        1.15%                 956     7.078674          6,767      -31.27%
                                                        1.25%               7,074     7.070624         50,018      -31.34%
                                                        1.30%               2,320     7.066588         16,394      -31.38%
                                                        1.35%               7,505     7.062559         53,005      -31.41%
                                                        1.40%              14,167     7.058531         99,998      -31.45%
                                                        1.55%              15,225     7.046459        107,282      -31.55%
                                                        1.65%                 272     7.038393          1,914      -31.62%
                                                        1.70%                 228     7.034366          1,604      -31.66%
                                                        1.40% EV***        29,500     7.015883        206,969      -31.82%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2002 ....................................    0.95%               3,700     6.23             23,050      -34.78%
                                                        0.95%             355,634     6.230502      2,215,778      -34.78%
                                                        1.00%             123,611     6.214293        768,155      -34.82%
                                                        1.05%              40,348     6.198098        250,081      -34.85%
                                                        1.10%               2,678     7.65             20,487      -34.88%
                                                        1.10%               2,013     7.649197         15,398      -34.88%
                                                        1.15%                 101     7.63                767      -34.92%
                                                        1.15%                  49     7.632760            374      -34.92%
                                                        1.20%                  74     7.56                559      -34.95%
                                                        1.20%              39,938     7.559296        301,903      -34.95%
                                                        1.25%                 426     7.542705          3,213      -34.98%
                                                        1.30%               1,016     7.526163          7,647      -35.01%
                                                        1.35%               1,796     7.567283         13,591      -35.05%
                                                        1.40%                 684     7.550966          5,165      -35.08%
                                                        1.65%                  34     7.469866            254      -35.25%

     Credit Suisse Trust - International Focus Portfolio
           2002 ....................................    0.95%             774,988     6.721516      5,209,094      -20.67%
                                                        0.95%                 510     6.72              3,430      -20.67%
                                                        1.00%             360,338     6.704011      2,415,710      -20.71%
                                                        1.05%              81,415     6.686539        544,385      -20.75%
                                                        1.10%                 641     7.822670          5,014      -20.79%
                                                        1.10%               3,586     7.82             28,044      -20.79%
                                                        1.15%               2,233     7.805870         17,431      -20.83%
                                                        1.15%                 586     7.81              4,580      -20.83%
                                                        1.20%              49,710     7.285009        362,138      -20.87%
                                                        1.25%               8,281     7.269038         60,195      -20.91%
                                                        1.30%               4,054     7.253109         29,404      -20.95%
                                                        1.30%                  77     7.25                556      -20.95%
                                                        1.35%               1,555     7.738943         12,034      -20.99%
                                                        1.40%                 695     7.722272          5,367      -21.03%
                                                        1.45%                 536     7.705625          4,130      -21.07%
                                                        1.50%               4,375     7.689031         33,640      -21.11%
                                                        1.60%                 199     7.655883          1,524      -21.19%
                                                        1.65%               1,218     7.639349          9,305      -21.23%

     Credit Suisse Trust - Large Cap Value Portfolio
           2002 ....................................    0.95%             697,376     9.961544      6,946,942      -23.83%
                                                        0.95%               5,462     9.96             54,402      -23.83%
                                                        1.00%             319,349     9.935618      3,172,930      -23.87%
                                                        1.00%                 769     9.94              7,647      -23.87%
                                                        1.05%             102,948     9.909779      1,020,192      -23.90%
                                                        1.10%               6,146    10.223346         62,833      -23.94%
                                                        1.10%               4,393    10.22             44,896      -23.94%
                                                        1.15%               1,937    10.201400         19,760      -23.98%
                                                        1.15%                 293    10.20              2,993      -23.98%
                                                        1.20%             140,668    10.004585      1,407,325      -24.02%
                                                        1.25%              17,419     9.982657        173,888      -24.06%
                                                        1.25%                 447     9.98              4,465      -24.06%
                                                        1.30%              19,745     9.960794        196,676      -24.10%
                                                        1.30%                  53     9.96                532      -24.10%
                                                        1.35%                 856    10.113964          8,658      -24.13%
                                                        1.40%               4,606    10.092195         46,485      -24.17%
                                                        1.45%               1,010    10.070482         10,171      -24.21%
                                                        1.50%               9,047    10.048782         90,911      -24.25%
                                                        1.55%               1,949    10.027117         19,543      -24.29%
                                                        1.65%                 500     9.983912          4,992      -24.37%
                                                        1.70%                 166     7.501271          1,245      -24.40%
                                                        1.75%                 397     7.487286          2,972      -24.44%
                                                        1.80%               2,066     7.473332         15,440      -24.48%
                                                        0.95% EV***        41,786    10.092178        421,712      -24.22%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.00% EV***        14,493    10.070464        145,951      -24.26%
                                                        1.05% EV***         1,250    10.048757         12,561      -24.30%
                                                        1.10% EV***           528    10.027124          5,294      -24.34%
                                                        1.15% EV***         3,276    10.005499         32,778      -24.37%
                                                        1.20% EV***           962     9.983939          9,605      -24.41%
                                                        1.35% EV***           489     8.294344          4,056      -24.53%
                                                        1.40% EV***           468     8.277629          3,874      -24.57%
                                                        1.45% EV***           137     8.260962          1,132      -24.61%
                                                        1.85% EV***            37     8.128453            301      -24.91%

     Dreyfus Emerging Leaders Fund - Service Shares
           2002 ....................................    1.50%               2,607     7.682670         20,029      -23.17% 5/1/02
                                                        1.60%                 313     7.677437          2,403      -23.23% 5/1/02
                                                        1.65%               2,499     7.674821         19,179      -23.25% 5/1/02
                                                        1.75%               2,804     7.669589         21,506      -23.30% 5/1/02
                                                        1.80%               3,560     7.666986         27,294      -23.33% 5/1/02
                                                        1.95%               5,691     7.659127         43,588      -23.41% 5/1/02
                                                        2.00%               1,838     7.656515         14,073      -23.43% 5/1/02
                                                        2.05%               5,345     7.653887         40,910      -23.46% 5/1/02
                                                        2.10%               2,409     7.651269         18,432      -23.49% 5/1/02
                                                        2.20%               9,823     7.646034         75,107      -23.54% 5/1/02
                                                        2.35%               1,958     7.638167         14,956      -23.62% 5/1/02

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2002 ....................................    0.95%             253,906     7.626313      1,936,367      -23.74% 5/1/02
                                                        1.00%             153,935     7.623726      1,173,558      -23.76% 5/1/02
                                                        1.05%              22,930     7.621145        174,753      -23.79% 5/1/02
                                                        1.10%              41,836     7.618563        318,730      -23.81% 5/1/02
                                                        1.15%              38,538     7.615982        293,505      -23.84% 5/1/02
                                                        1.20%             123,452     7.613403        939,890      -23.87% 5/1/02
                                                        1.25%              35,638     7.610820        271,234      -23.89% 5/1/02
                                                        1.30%               9,373     7.608241         71,312      -23.92% 5/1/02
                                                        1.35%              20,154     7.605654        153,284      -23.94% 5/1/02
                                                        1.40%              49,501     7.603070        376,360      -23.97% 5/1/02
                                                        1.45%               2,736     7.600492         20,795      -24.00% 5/1/02
                                                        1.50%              18,515     7.597901        140,675      -24.02% 5/1/02
                                                        1.55%               1,721     7.595316         13,072      -24.05% 5/1/02
                                                        1.60%              14,416     7.592743        109,457      -24.07% 5/1/02
                                                        1.65%              12,634     7.590152         95,894      -24.10% 5/1/02
                                                        1.70%                 259     7.587564          1,965      -24.12% 5/1/02
                                                        1.75%               6,565     7.584974         49,795      -24.15% 5/1/02
                                                        1.80%               3,060     7.582387         23,202      -24.18% 5/1/02
                                                        1.85%               1,401     7.579801         10,619      -24.20% 5/1/02
                                                        1.90%                 230     7.577210          1,743      -24.23% 5/1/02
                                                        2.05%               3,462     7.569450         26,205      -24.31% 5/1/02
                                                        0.95% EV***        68,397     7.597818        519,668      -24.02% 5/1/02
                                                        1.00% EV***       210,932     7.595241      1,602,079      -24.05% 5/1/02
                                                        1.05% EV***         2,165     7.592665         16,438      -24.07% 5/1/02
                                                        1.10% EV***        67,557     7.590087        512,764      -24.10% 5/1/02
                                                        1.15% EV***        17,618     7.587506        133,677      -24.12% 5/1/02
                                                        1.20% EV***         4,310     7.584931         32,691      -24.15% 5/1/02
                                                        1.25% EV***         5,076     7.582359         38,488      -24.18% 5/1/02
                                                        1.35% EV***         2,469     7.577203         18,708      -24.23% 5/1/02
                                                        1.40% EV***        12,469     7.574618         94,448      -24.25% 5/1/02
                                                        1.45% EV***           311     7.572046          2,355      -24.28% 5/1/02
                                                        1.50% EV***           649     7.569456          4,913      -24.31% 5/1/02
                                                        1.55% EV***         4,611     7.566888         34,891      -24.33% 5/1/02
                                                        1.60% EV***        12,571     7.564303         95,091      -24.36% 5/1/02
                                                        1.65% EV***           182     7.561721          1,376      -24.38% 5/1/02
                                                        1.85% EV***            89     7.551398            672      -24.49% 5/1/02

     Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The
           2002 ....................................    1.50%               1,594     7.527479         11,999      -24.73% 5/1/02
                                                        1.65%               3,885     7.519787         29,214      -24.80% 5/1/02
                                                        1.90%                 185     7.506973          1,389      -24.93% 5/1/02
                                                        1.95%               1,140     7.504405          8,555      -24.96% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.05%               3,025     7.499266         22,685      -25.01% 5/1/02
                                                        2.10%                 878     7.496707          6,582      -25.03% 5/1/02
                                                        2.15%                 659     7.494141          4,939      -25.06% 5/1/02
                                                        2.60%               1,586     7.471019         11,849      -25.29% 5/1/02

     Dreyfus Socially Responsible Growth Fund, Inc., The
           2002 ....................................    0.95%             324,451     7.99          2,592,364      -29.62%
                                                        0.95%           5,328,864     7.987645     42,565,074      -29.62%
                                                        1.00%              32,451     7.97            258,631      -29.66%
                                                        1.00%           2,657,955     7.966842     21,175,508      -29.66%
                                                        1.05%               3,331     7.95             26,485      -29.69%
                                                        1.05%             463,992     7.946085      3,686,920      -29.69%
                                                        1.10%             688,961     7.79          5,367,010      -29.73%
                                                        1.10%             478,248     7.787219      3,724,222      -29.73%
                                                        1.15%             123,369     7.77            958,576      -29.76%
                                                        1.15%             191,760     7.770469      1,490,065      -29.76%
                                                        1.20%              24,738     7.74            191,469      -29.80%
                                                        1.20%           1,424,818     7.739942     11,028,009      -29.80%
                                                        1.25%              14,942     7.72            115,349      -29.84%
                                                        1.25%             147,350     7.722981      1,137,981      -29.84%
                                                        1.30%              22,203     7.71            171,188      -29.87%
                                                        1.30%             276,879     7.706045      2,133,642      -29.87%
                                                        1.35%                 459     7.70              3,532      -29.91%
                                                        1.35%             132,716     7.703845      1,022,423      -29.91%
                                                        1.40%             108,960     7.687264        837,604      -29.94%
                                                        1.45%              37,300     7.670681        286,116      -29.98%
                                                        1.50%              72,916     7.654150        558,110      -30.01%
                                                        1.55%              23,356     7.637651        178,385      -30.05%
                                                        1.60%              18,623     7.621164        141,929      -30.08%
                                                        1.65%              59,366     7.604702        451,461      -30.12%
                                                        1.70%              13,680     5.517158         75,475      -30.16%
                                                        1.75%              14,908     5.506865         82,096      -30.19%
                                                        1.80%               5,622     5.496597         30,902      -30.23%
                                                        1.85%               1,232     5.486341          6,759      -30.26%
                                                        1.90%               3,062     5.476092         16,768      -30.30%
                                                        1.95%                 837     5.465865          4,575      -30.33%
                                                        2.00%                 295     5.455641          1,609      -30.37%
                                                        2.05%              13,551     5.445448         73,791      -30.40%
                                                        2.10%                  12     5.435261             65      -30.44%
                                                        2.20%               2,248     5.414906         12,173      -30.51%
                                                        0.95% EV***     1,386,449     7.672583     10,637,645      -30.04%
                                                        1.00% EV***       962,789     7.656067      7,371,177      -30.08%
                                                        1.05% EV***        91,681     7.639561        700,403      -30.11%
                                                        1.10% EV***       286,016     7.623070      2,180,320      -30.15%
                                                        1.15% EV***       117,865     7.606625        896,555      -30.19%
                                                        1.20% EV***       112,288     7.590207        852,289      -30.22%
                                                        1.25% EV***        69,430     5.871045        407,627      -30.26%
                                                        1.30% EV***        10,146     5.859233         59,448      -30.29%
                                                        1.35% EV***        28,854     5.847427        168,722      -30.33%
                                                        1.40% EV***        53,121     5.835637        309,995      -30.36%
                                                        1.45% EV***        14,177     5.823873         82,565      -30.40%
                                                        1.50% EV***        37,384     5.812102        217,280      -30.44%
                                                        1.55% EV***        27,501     5.800370        159,516      -30.47%
                                                        1.60% EV***        12,881     5.788655         74,564      -30.51%
                                                        1.65% EV***         7,931     5.776964         45,817      -30.54%
                                                        1.70% EV***         2,226     5.765266         12,833      -30.58%
                                                        1.75% EV***         4,847     5.753587         27,888      -30.61%
                                                        1.80% EV***         7,447     5.741960         42,760      -30.65%
                                                        1.85% EV***         1,102     5.730325          6,315      -30.68%
                                                        1.90% EV***           450     5.718717          2,573      -30.72%
                                                        2.00% EV***           197     5.695542          1,122      -30.79%
                                                        2.25% EV***           534     5.637909          3,011      -30.97%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   -------------    --------
     Dreyfus Stock Index Fund - Initial Shares
           2002 ....................................    0.95%             668,139     9.43          6,300,550      -23.10%
                                                        0.95%          32,543,566     9.431842    306,945,773      -23.10%
                                                        1.00%             114,164     9.41          1,074,285      -23.14%
                                                        1.00%          16,917,560     9.407303    159,148,613      -23.14%
                                                        1.05%               9,085     9.38             85,216      -23.18%
                                                        1.05%           2,773,657     9.382799     26,024,666      -23.18%
                                                        1.10%           1,123,488     8.90          9,999,046      -23.22%
                                                        1.10%           3,035,344     8.895399     27,000,596      -23.22%
                                                        1.15%             366,940     8.88          3,258,423      -23.26%
                                                        1.15%           1,555,166     8.876292     13,804,108      -23.26%
                                                        1.20%              45,671     8.79            401,444      -23.30%
                                                        1.20%           9,658,523     8.790442     84,902,686      -23.30%
                                                        1.25%              45,656     8.77            400,400      -23.33%
                                                        1.25%             993,227     8.771190      8,711,783      -23.33%
                                                        1.30%              67,018     8.75            586,406      -23.37%
                                                        1.30%           2,092,202     8.751979     18,310,908      -23.37%
                                                        1.35%               2,721     8.80             23,946      -23.41%
                                                        1.35%           1,369,865     8.800186     12,055,067      -23.41%
                                                        1.40%           1,413,808     8.781243     12,414,992      -23.45%
                                                        1.45%             181,524     8.762333      1,590,574      -23.49%
                                                        1.50%             490,285     8.743455      4,286,785      -23.53%
                                                        1.55%             192,161     8.724586      1,676,525      -23.57%
                                                        1.60%             396,437     8.705780      3,451,293      -23.61%
                                                        1.65%             374,963     8.686976      3,257,295      -23.65%
                                                        1.70%             108,893     6.341490        690,544      -23.68%
                                                        1.75%             298,969     6.329672      1,892,376      -23.72%
                                                        1.80%             241,639     6.317855      1,526,640      -23.76%
                                                        1.85%              50,789     6.306075        320,279      -23.80%
                                                        1.90%              17,392     6.294303        109,471      -23.84%
                                                        1.95%               7,514     6.282549         47,207      -23.88%
                                                        2.00%               2,143     6.270812         13,438      -23.92%
                                                        2.05%              53,835     6.259089        336,958      -23.96%
                                                        2.10%               5,969     6.247385         37,291      -24.00%
                                                        2.15%                  20     6.235687            125      -24.03%
                                                        2.20%              36,791     6.224012        228,988      -24.07%
                                                        2.25%              12,557     5.894657         74,019      -24.11%
                                                        0.95% EV***     7,471,357     8.771777     65,537,077      -23.52%
                                                        1.00% EV***     3,900,666     8.752885     34,142,081      -23.56%
                                                        1.05% EV***       355,093     8.734026      3,101,391      -23.60%
                                                        1.10% EV***     2,600,220     8.715201     22,661,440      -23.64%
                                                        1.15% EV***       961,466     8.696399      8,361,292      -23.67%
                                                        1.20% EV***       375,655     8.677634      3,259,797      -23.71%
                                                        1.25% EV***       696,747     6.884081      4,796,463      -23.75%
                                                        1.30% EV***       227,373     6.870219      1,562,102      -23.79%
                                                        1.35% EV***       246,843     6.856397      1,692,454      -23.83%
                                                        1.40% EV***       287,007     6.842560      1,963,863      -23.87%
                                                        1.45% EV***       142,667     6.828781        974,242      -23.91%
                                                        1.50% EV***       191,362     6.815000      1,304,132      -23.95%
                                                        1.55% EV***       215,967     6.801239      1,468,843      -23.99%
                                                        1.60% EV***       254,494     6.787518      1,727,383      -24.02%
                                                        1.65% EV***        28,825     6.773800        195,255      -24.06%
                                                        1.70% EV***        80,571     6.760100        544,668      -24.10%
                                                        1.75% EV***        31,351     6.746443        211,508      -24.14%
                                                        1.80% EV***         4,771     6.732794         32,122      -24.18%
                                                        1.85% EV***         9,452     6.719167         63,510      -24.22%
                                                        1.90% EV***         1,219     6.705560          8,174      -24.26%
                                                        1.95% EV***           135     6.691959            903      -24.30%
                                                        2.00% EV***         3,324     6.678395         22,199      -24.34%
                                                        2.20% EV***            46     6.624325            305      -24.49%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS,Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2002 ....................................    0.95%             157,719    10.64          1,678,127      -17.51%
                                                        0.95%           4,821,716    10.642941     51,317,239      -17.51%
                                                        1.00%              23,224    10.62            246,636      -17.55%
                                                        1.00%           2,344,733    10.615251     24,889,929      -17.55%
                                                        1.05%               2,239    10.59             23,707      -17.59%
                                                        1.05%             572,077    10.587631      6,056,940      -17.59%
                                                        1.10%             225,683     9.91          2,236,521      -17.63%
                                                        1.10%             458,204     9.914002      4,542,635      -17.63%
                                                        1.15%              66,369     9.89            656,394      -17.67%
                                                        1.15%             227,525     9.892733      2,250,844      -17.67%
                                                        1.20%               9,416     9.73             91,615      -17.71%
                                                        1.20%           1,610,872     9.728623     15,671,566      -17.71%
                                                        1.25%               4,170     9.71             40,493      -17.76%
                                                        1.25%             181,223     9.707308      1,759,187      -17.76%
                                                        1.30%              20,410     9.69            197,775      -17.80%
                                                        1.30%             381,726     9.686029      3,697,409      -17.80%
                                                        1.35%                 489     9.81              4,797      -17.84%
                                                        1.35%             293,976     9.807948      2,883,301      -17.84%
                                                        1.40%                 409     9.79              4,008      -17.88%
                                                        1.40%             258,982     9.786828      2,534,612      -17.88%
                                                        1.45%              23,361     9.765754        228,138      -17.92%
                                                        1.50%             126,927     9.744716      1,236,868      -17.96%
                                                        1.55%              52,321     9.723715        508,754      -18.01%
                                                        1.60%              49,299     9.702740        478,335      -18.05%
                                                        1.65%             130,244     9.681804      1,260,997      -18.09%
                                                        1.70%               8,203     7.258882         59,545      -18.13%
                                                        1.75%              19,452     7.245341        140,936      -18.17%
                                                        1.80%              65,450     7.231846        473,324      -18.22%
                                                        1.85%               6,223     7.218359         44,920      -18.26%
                                                        1.90%               8,658     7.204901         62,380      -18.30%
                                                        1.95%               2,279     7.191435         16,389      -18.34%
                                                        2.00%                 652     7.178001          4,680      -18.38%
                                                        2.05%              21,809     7.164595        156,253      -18.42%
                                                        2.15%                  88     7.137823            628      -18.51%
                                                        2.20%               2,622     7.124457         18,680      -18.55%
                                                        2.25%                 175     7.038931          1,232      -18.59%
                                                        0.95% EV***       969,671     9.782365      9,485,676      -17.93%
                                                        1.00% EV***       353,038     9.761307      3,446,112      -17.97%
                                                        1.05% EV***        43,824     9.740273        426,858      -18.01%
                                                        1.10% EV***       442,151     9.719301      4,297,399      -18.05%
                                                        1.15% EV***       114,508     9.698332      1,110,537      -18.09%
                                                        1.20% EV***        67,600     9.677418        654,193      -18.13%
                                                        1.25% EV***        56,974     7.791705        443,925      -18.18%
                                                        1.30% EV***        26,113     7.776043        203,056      -18.22%
                                                        1.35% EV***        19,158     7.760389        148,674      -18.26%
                                                        1.40% EV***        45,285     7.744749        350,721      -18.30%
                                                        1.45% EV***        13,723     7.729168        106,067      -18.34%
                                                        1.50% EV***        26,272     7.713570        202,651      -18.38%
                                                        1.55% EV***        40,049     7.698004        308,297      -18.43%
                                                        1.60% EV***        29,612     7.682477        227,494      -18.47%
                                                        1.65% EV***         6,761     7.666951         51,836      -18.51%
                                                        1.70% EV***        19,776     7.651471        151,315      -18.55%
                                                        1.75% EV***         8,085     7.636005         61,737      -18.59%
                                                        1.80% EV***         7,407     7.620549         56,445      -18.64%
                                                        1.85% EV***         9,472     7.605139         72,036      -18.68%
                                                        1.90% EV***           154     7.589752          1,169      -18.72%
                                                        1.95% EV***        30,114     7.574366        228,094      -18.76%
                                                        2.00% EV***         1,040     7.559023          7,861      -18.80%
                                                        2.10% EV***         1,520     7.528397         11,443      -18.89%
                                                        2.15% EV***         6,330     7.513112         47,558      -18.93%
                                                        2.20% EV***           642     7.497856          4,814      -18.97%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Dreyfus VIF - Appreciation Portfolio - Service Shares
           2002 ....................................    1.50%               6,247     8.360985         52,231      -16.39% 5/1/02
                                                        1.60%              12,734     8.355301        106,396      -16.45% 5/1/02
                                                        1.65%              13,964     8.352453        116,634      -16.48% 5/1/02
                                                        1.75%               3,227     8.346767         26,935      -16.53% 5/1/02
                                                        1.80%               2,933     8.343929         24,473      -16.56% 5/1/02
                                                        1.90%               2,834     8.338234         23,631      -16.62% 5/1/02
                                                        1.95%              11,269     8.335391         93,932      -16.65% 5/1/02
                                                        2.05%              43,886     8.329690        365,557      -16.70% 5/1/02
                                                        2.10%               7,316     8.326847         60,919      -16.73% 5/1/02
                                                        2.20%              12,695     8.321157        105,637      -16.79% 5/1/02
                                                        2.35%                 725     8.312603          6,027      -16.87% 5/1/02
                                                        2.45%               2,614     8.306902         21,714      -16.93% 5/1/02
                                                        2.50%                 432     8.304046          3,587      -16.96% 5/1/02

     Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
           2002 ....................................    0.95%               1,876     8.542795         16,026      -19.89%
                                                        1.10%                 359     8.528249          3,062      -20.01%
                                                        1.25%                 141     8.513692          1,200      -20.14%
                                                        1.35%               1,733     8.503992         14,737      -20.22%
                                                        1.40% EV***        23,167     7.585461        175,732      -20.65%

     Dreyfus VIF - International Value Portfolio - Initial Shares
           2002 ....................................    0.95%                 124     8.736895          1,083      -13.06%
                                                        1.10%               3,225     8.722016         28,129      -13.19%
                                                        1.15%               3,223     8.717060         28,095      -13.24%
                                                        1.40%                 251     8.692270          2,182      -13.46%
                                                        1.55%               1,234     8.677395         10,708      -13.59%

     Federated IS - American Leaders Fund II - Service Shares
           2002 ....................................    1.50%               3,758     8.060404         30,291      -19.40% 5/1/02
                                                        1.60%               3,432     8.054925         27,645      -19.45% 5/1/02
                                                        1.75%               1,911     8.046698         15,377      -19.53% 5/1/02
                                                        1.80%               1,127     8.043954          9,066      -19.56% 5/1/02
                                                        1.95%               6,278     8.035723         50,448      -19.64% 5/1/02
                                                        2.10%                  12     8.027486             96      -19.73% 5/1/02
                                                        2.20%                 148     8.021996          1,187      -19.78% 5/1/02

     Federated IS - Capital Appreciation Fund II - Service Shares
           2002 ....................................    1.50%               3,134     8.136153         25,499      -18.64% 5/1/02
                                                        1.60%              17,856     8.130621        145,180      -18.69% 5/1/02
                                                        1.80%               1,276     8.119551         10,361      -18.80% 5/1/02
                                                        1.90%               1,646     8.114008         13,356      -18.86% 5/1/02
                                                        1.95%              10,048     8.111235         81,502      -18.89% 5/1/02
                                                        2.05%               8,512     8.105694         68,996      -18.94% 5/1/02
                                                        2.10%                 197     8.102923          1,596      -18.97% 5/1/02
                                                        2.20%              10,869     8.097385         88,010      -19.03% 5/1/02
                                                        2.60%               1,187     8.075185          9,585      -19.25% 5/1/02

     Federated IS - High Income Bond Fund II - Service Shares
           2002 ....................................    1.50%              22,412     9.601107        215,180       -3.99% 5/1/02
                                                        1.60%               2,619     9.594594         25,128       -4.05% 5/1/02
                                                        1.65%              17,537     9.591337        168,203       -4.09% 5/1/02
                                                        1.75%               4,947     9.584812         47,416       -4.15% 5/1/02
                                                        1.80%               1,345     9.581547         12,887       -4.18% 5/1/02
                                                        1.90%                 444     9.575028          4,251       -4.25% 5/1/02
                                                        1.95%              10,407     9.571762         99,613       -4.28% 5/1/02
                                                        2.00%                 567     9.568491          5,425       -4.32% 5/1/02
                                                        2.05%              28,579     9.565241        273,365       -4.35% 5/1/02
                                                        2.10%               8,288     9.561965         79,250       -4.38% 5/1/02
                                                        2.15%               5,571     9.558703         53,252       -4.41% 5/1/02
                                                        2.20%               9,104     9.555433         86,993       -4.45% 5/1/02
                                                        2.35%               3,270     9.545638         31,214       -4.54% 5/1/02
                                                        2.45%                 309     9.539092          2,948       -4.61% 5/1/02
                                                        2.50%               1,411     9.535831         13,455       -4.64% 5/1/02
                                                        2.60%               1,229     9.529281         11,711       -4.71% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Federated IS - Quality Bond Fund II - Primary Shares
           2002 ....................................    0.95%              29,495    12.43            366,621      8.27%
                                                        0.95%           7,863,779    12.427549     97,727,499      8.27%
                                                        1.00%               4,921    12.40             61,018      8.21%
                                                        1.00%           2,829,491    12.404594     35,098,687      8.21%
                                                        1.05%                 671    12.38              8,313      8.16%
                                                        1.05%             530,807    12.381646      6,572,264      8.16%
                                                        1.10%              25,182    12.36            311,251      8.10%
                                                        1.10%           1,907,188    12.358755     23,570,469      8.10%
                                                        1.15%               3,519    12.34             43,427      8.05%
                                                        1.15%           1,006,137    12.335897     12,411,602      8.05%
                                                        1.20%                 557    12.31              6,859      8.00%
                                                        1.20%           4,768,723    12.313044     58,717,496      8.00%
                                                        1.25%                 451    12.29              5,546      7.94%
                                                        1.25%             379,021    12.290233      4,658,256      7.94%
                                                        1.30%                 191    12.27              2,348      7.89%
                                                        1.30%             763,064    12.267458      9,360,856      7.89%
                                                        1.35%           1,021,788    12.244728     12,511,516      7.83%
                                                        1.40%           1,294,920    12.222015     15,826,532      7.78%
                                                        1.45%              72,811    12.199338        888,246      7.72%
                                                        1.50%             247,375    12.176693      3,012,209      7.67%
                                                        1.55%             190,946    12.154048      2,320,767      7.61%
                                                        1.60%             198,304    12.131471      2,405,719      7.56%
                                                        1.65%             259,548    12.108907      3,142,843      7.50%
                                                        1.70%              82,994    12.086367      1,003,096      7.45%
                                                        1.75%             312,766    12.063856      3,773,164      7.39%
                                                        1.80%             167,948    12.041407      2,022,330      7.34%
                                                        1.85%             254,215    12.018959      3,055,400      7.28%
                                                        1.90%              13,926    11.996568        167,064      7.23%
                                                        1.95%               2,848    11.974186         34,102      7.18%
                                                        2.00%               2,600    11.951842         31,075      7.12%
                                                        2.05%              17,474    11.929514        208,456      7.07%
                                                        2.10%               1,328    11.907225         15,813      7.01%
                                                        2.15%                  62    11.884957            737      6.96%
                                                        2.20%              24,434    11.862727        289,854      6.90%
                                                        2.25%              21,446    12.271126        263,167      6.85%
                                                        0.95% EV***     3,926,124    12.141594     47,669,404      7.81%
                                                        1.00% EV***     1,387,212    12.118915     16,811,504      7.75%
                                                        1.05% EV***       249,913    12.096247      3,023,009      7.70%
                                                        1.10% EV***     1,792,609    12.073595     21,643,235      7.64%
                                                        1.15% EV***       739,205    12.050965      8,908,134      7.59%
                                                        1.20% EV***       224,861    12.028405      2,704,719      7.53%
                                                        1.25% EV***       194,674    12.005867      2,337,230      7.48%
                                                        1.30% EV***       176,494    11.983338      2,114,987      7.42%
                                                        1.35% EV***        47,022    11.960850        562,423      7.37%
                                                        1.40% EV***       282,414    11.938418      3,371,576      7.31%
                                                        1.45% EV***        28,830    11.916002        343,538      7.26%
                                                        1.50% EV***        40,951    11.893605        487,055      7.20%
                                                        1.55% EV***       202,066    11.871208      2,398,768      7.15%
                                                        1.60% EV***       114,623    11.848884      1,358,155      7.10%
                                                        1.65% EV***        51,659    11.826597        610,950      7.04%
                                                        1.70% EV***        54,672    11.804329        645,366      6.99%
                                                        1.75% EV***        27,454    11.782079        323,465      6.93%
                                                        1.80% EV***        15,891    11.759881        186,876      6.88%
                                                        1.85% EV***        36,894    11.737709        433,051      6.82%
                                                        1.90% EV***           201    11.715579          2,355      6.77%
                                                        1.95% EV***        61,554    11.693464        719,779      6.71%
                                                        2.00% EV***           188    11.671358          2,194      6.66%
                                                        2.05% EV***         2,371    11.649283         27,620      6.60%
                                                        2.10% EV***         6,298    11.627274         73,229      6.55%
                                                        2.15% EV***        14,770    11.605273        171,410      6.49%

                                                          Contract                     Unit         Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.20% EV***         1,216    11.583313         14,085        6.44%
                                                        2.25% EV***         2,716    11.561367         31,401        6.38%

     Federated IS - Quality Bond Fund II - Service Shares
           2002 ....................................    1.50%             103,583    10.674330      1,105,679        6.74% 5/1/02
                                                        1.60%              20,435    10.667089        217,982        6.67% 5/1/02
                                                        1.65%              64,180    10.663471        684,382        6.63% 5/1/02
                                                        1.75%              18,269    10.656222        194,679        6.56% 5/1/02
                                                        1.80%               9,900    10.652603        105,461        6.53% 5/1/02
                                                        1.90%               3,691    10.645349         39,292        6.45% 5/1/02
                                                        1.95%              48,819    10.641725        519,518        6.42% 5/1/02
                                                        2.00%               1,992    10.638091         21,191        6.38% 5/1/02
                                                        2.05%              30,839    10.634467        327,956        6.34% 5/1/02
                                                        2.10%              38,232    10.630846        406,439        6.31% 5/1/02
                                                        2.15%               5,503    10.627205         58,482        6.27% 5/1/02
                                                        2.20%              19,314    10.623577        205,184        6.24% 5/1/02
                                                        2.30%                 104    10.616316          1,104        6.16% 5/1/02
                                                        2.35%               3,124    10.612679         33,154        6.13% 5/1/02
                                                        2.45%               2,279    10.605424         24,170        6.05% 5/1/02
                                                        2.50%               7,948    10.601791         84,263        6.02% 5/1/02
                                                        2.60%              15,448    10.594526        163,664        5.95% 5/1/02

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
           2002 ....................................    0.95%             161,675     9.97          1,611,895      -17.79%
                                                        0.95%          18,534,616     9.967020    184,734,888      -17.79%
                                                        1.00%              16,716     9.94            166,155      -17.83%
                                                        1.00%           9,117,274     9.941078     90,635,532      -17.83%
                                                        1.05%               2,376     9.92             23,575      -17.87%
                                                        1.05%           1,927,082     9.915199     19,107,402      -17.87%
                                                        1.10%             191,367    10.24          1,959,597      -17.91%
                                                        1.10%           2,586,383    10.243000     26,492,321      -17.91%
                                                        1.15%              53,434    10.22            546,098      -17.95%
                                                        1.15%           1,276,492    10.220994     13,047,017      -17.95%
                                                        1.20%               7,210    10.24             73,831      -17.99%
                                                        1.20%           6,635,334    10.236736     67,924,162      -17.99%
                                                        1.25%              14,476    10.21            147,801      -18.04%
                                                        1.25%             692,248    10.214304      7,070,832      -18.04%
                                                        1.30%              14,983    10.19            152,680      -18.08%
                                                        1.30%             938,035    10.191923      9,560,380      -18.08%
                                                        1.35%           1,489,762    10.133398     15,096,351      -18.12%
                                                        1.40%                 450    10.11              4,553      -18.16%
                                                        1.40%             973,240    10.111588      9,841,002      -18.16%
                                                        1.45%             122,659    10.089795      1,237,604      -18.20%
                                                        1.50%             423,463    10.068066      4,263,453      -18.24%
                                                        1.55%             191,296    10.046372      1,921,831      -18.29%
                                                        1.60%             359,373    10.024679      3,602,599      -18.33%
                                                        1.65%             437,821    10.003066      4,379,552      -18.37%
                                                        1.70%              68,718     7.544918        518,472      -18.41%
                                                        1.75%             223,737     7.530864      1,684,933      -18.45%
                                                        1.80%             292,312     7.516835      2,197,261      -18.49%
                                                        1.85%              44,833     7.502801        336,373      -18.54%
                                                        1.90%              12,007     7.488805         89,918      -18.58%
                                                        1.95%              14,972     7.474825        111,913      -18.62%
                                                        2.00%               4,752     7.460863         35,454      -18.66%
                                                        2.05%              72,615     7.446930        540,759      -18.70%
                                                        2.15%                  85     7.419096            631      -18.78%
                                                        2.20%              25,233     7.405226        186,856      -18.83%
                                                        2.25%               8,266     8.265957         68,326      -18.87%
                                                        0.95% EV***     5,966,038    10.110831     60,321,602      -18.20%
                                                        1.00% EV***     2,429,072    10.089058     24,507,048      -18.25%
                                                        1.05% EV***       267,521    10.067338      2,693,224      -18.29%
                                                        1.10% EV***     2,138,907    10.045642     21,486,694      -18.33%
                                                        1.15% EV***       788,643    10.024003      7,905,360      -18.37%
                                                        1.20% EV***       263,033    10.002359      2,630,950      -18.41%
                                                        1.25% EV***       258,259     8.476745      2,189,196      -18.45%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.30% EV***       149,215     8.459685      1,262,312      -18.49%
                                                        1.35% EV***       191,655     8.442647      1,618,076      -18.54%
                                                        1.40% EV***       312,820     8.425665      2,635,717      -18.58%
                                                        1.45% EV***        25,237     8.408673        212,210      -18.62%
                                                        1.50% EV***        81,854     8.391713        686,895      -18.66%
                                                        1.55% EV***       169,114     8.374802      1,416,296      -18.70%
                                                        1.60% EV***       149,134     8.357900      1,246,447      -18.74%
                                                        1.65% EV***         7,603     8.341019         63,417      -18.79%
                                                        1.70% EV***        20,404     8.324180        169,847      -18.83%
                                                        1.75% EV***        21,817     8.307354        181,242      -18.87%
                                                        1.80% EV***        16,892     8.290547        140,044      -18.91%
                                                        1.85% EV***         4,695     8.273780         38,845      -18.95%
                                                        1.90% EV***            94     8.257019            776      -18.99%
                                                        1.95% EV***           843     8.240313          6,947      -19.04%
                                                        2.00% EV***         6,797     8.223621         55,896      -19.08%
                                                        2.10% EV***         1,753     8.190292         14,358      -19.16%
                                                        2.15% EV***         5,851     8.173676         47,824      -19.20%
                                                        2.20% EV***            34     8.157072            277      -19.24%

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
           2002 ....................................    1.50%             103,682     8.181219        848,245      -18.19% 5/1/02
                                                        1.60%              30,365     8.175659        248,254      -18.24% 5/1/02
                                                        1.65%              64,617     8.172872        528,106      -18.27% 5/1/02
                                                        1.75%              38,137     8.167310        311,477      -18.33% 5/1/02
                                                        1.80%              30,777     8.164523        251,280      -18.35% 5/1/02
                                                        1.90%              10,621     8.158949         86,656      -18.41% 5/1/02
                                                        1.95%              44,744     8.156165        364,939      -18.44% 5/1/02
                                                        2.00%               2,343     8.153375         19,103      -18.47% 5/1/02
                                                        2.05%              26,086     8.150588        212,616      -18.49% 5/1/02
                                                        2.10%              44,512     8.147807        362,675      -18.52% 5/1/02
                                                        2.15%                 845     8.145012          6,883      -18.55% 5/1/02
                                                        2.20%              18,684     8.142232        152,129      -18.58% 5/1/02
                                                        2.30%                 273     8.136651          2,221      -18.63% 5/1/02
                                                        2.35%                 765     8.133860          6,222      -18.66% 5/1/02
                                                        2.45%               5,871     8.128283         47,721      -18.72% 5/1/02
                                                        2.50%              13,570     8.125501        110,263      -18.74% 5/1/02
                                                        2.60%               7,877     8.119907         63,961      -18.80% 5/1/02

     Fidelity(R) VIP - Growth Portfolio - Service Class
           2002 ....................................    0.95%             160,397     9.35          1,499,712      -30.86%
                                                        0.95%          17,097,622     9.345645    159,788,306      -30.86%
                                                        1.00%              23,887     9.32            222,631      -30.90%
                                                        1.00%           9,566,665     9.321332     89,174,061      -30.90%
                                                        1.05%               2,049     9.30             19,053      -30.93%
                                                        1.05%           1,534,126     9.297061     14,262,863      -30.93%
                                                        1.10%             399,009     8.66          3,455,418      -30.97%
                                                        1.10%           2,001,192     8.662889     17,336,104      -30.97%
                                                        1.15%              91,574     8.64            791,197      -31.00%
                                                        1.15%             874,258     8.644282      7,557,333      -31.00%
                                                        1.20%               9,352     8.70             81,360      -31.04%
                                                        1.20%           7,886,970     8.695091     68,577,922      -31.04%
                                                        1.25%               7,811     8.68             67,800      -31.07%
                                                        1.25%             707,364     8.676036      6,137,116      -31.07%
                                                        1.30%               9,250     8.66             80,107      -31.11%
                                                        1.30%           1,615,401     8.657007     13,984,538      -31.11%
                                                        1.35%               1,583     8.57             13,571      -31.14%
                                                        1.35%           1,238,712     8.570136     10,615,930      -31.14%
                                                        1.40%             659,145     8.551687      5,636,802      -31.18%
                                                        1.45%             113,040     8.533273        964,601      -31.21%
                                                        1.50%             379,091     8.514851      3,227,903      -31.25%
                                                        1.55%              94,522     8.496503        803,106      -31.28%
                                                        1.60%             180,450     8.478157      1,529,883      -31.32%

                                                          Contract                     Unit         Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.65%             374,709     8.459859      3,169,985      -31.35%
                                                        1.70%              79,984     5.977313        478,089      -31.39%
                                                        1.75%             210,393     5.966173      1,255,241      -31.42%
                                                        1.80%             137,240     5.955034        817,269      -31.46%
                                                        1.85%              23,715     5.943919        140,960      -31.49%
                                                        1.90%               2,709     5.932835         16,072      -31.53%
                                                        1.95%               4,547     5.921737         26,926      -31.56%
                                                        2.00%               2,410     5.910677         14,245      -31.60%
                                                        2.05%              25,200     5.899618        148,670      -31.63%
                                                        2.10%               8,661     5.888587         51,001      -31.67%
                                                        2.20%              12,016     5.866545         70,492      -31.74%
                                                        0.95% EV***     6,579,249     8.538084     56,174,181      -31.27%
                                                        1.00% EV***     3,603,543     8.519700     30,701,105      -31.30%
                                                        1.05% EV***       342,482     8.501335      2,911,554      -31.34%
                                                        1.10% EV***     1,712,839     8.482994     14,530,003      -31.37%
                                                        1.15% EV***       485,490     8.464689      4,109,522      -31.41%
                                                        1.20% EV***       363,000     8.446424      3,066,052      -31.44%
                                                        1.25% EV***       782,576     6.294838      4,926,189      -31.48%
                                                        1.30% EV***       103,124     6.282154        647,841      -31.51%
                                                        1.35% EV***       111,622     6.269497        699,814      -31.55%
                                                        1.40% EV***       194,000     6.256857      1,213,830      -31.58%
                                                        1.45% EV***        89,319     6.244227        557,728      -31.62%
                                                        1.50% EV***        64,133     6.231628        399,653      -31.65%
                                                        1.55% EV***       175,800     6.219039      1,093,307      -31.69%
                                                        1.60% EV***        72,931     6.206479        452,645      -31.72%
                                                        1.65% EV***        25,890     6.193942        160,361      -31.76%
                                                        1.70% EV***        36,817     6.181406        227,581      -31.79%
                                                        1.75% EV***        18,332     6.168903        113,088      -31.83%
                                                        1.80% EV***         6,343     6.156416         39,050      -31.86%
                                                        1.85% EV***         7,937     6.143946         48,764      -31.90%
                                                        1.90% EV***           211     6.131490          1,294      -31.93%
                                                        1.95% EV***            95     6.119054            581      -31.97%
                                                        2.05% EV***           413     6.094257          2,517      -32.04%
                                                        2.15% EV***         7,368     6.069530         44,720      -32.11%
                                                        2.20% EV***            67     6.057185            406      -32.14%

     Fidelity(R) VIP - Growth Portfolio - Service Class 2
           2002 ....................................    1.50%              46,247     7.438044        343,987      -25.62% 5/1/02
                                                        1.60%              18,166     7.432981        135,028      -25.67% 5/1/02
                                                        1.65%              27,789     7.430451        206,485      -25.70% 5/1/02
                                                        1.75%              16,544     7.425381        122,846      -25.75% 5/1/02
                                                        1.80%               6,509     7.422855         48,315      -25.77% 5/1/02
                                                        1.90%                 361     7.417784          2,678      -25.82% 5/1/02
                                                        1.95%              16,637     7.415251        123,368      -25.85% 5/1/02
                                                        2.00%                 983     7.412716          7,287      -25.87% 5/1/02
                                                        2.05%              41,118     7.410187        304,692      -25.90% 5/1/02
                                                        2.10%               9,254     7.407642         68,550      -25.92% 5/1/02
                                                        2.20%               9,818     7.402571         72,678      -25.97% 5/1/02
                                                        2.35%                 184     7.394955          1,361      -26.05% 5/1/02
                                                        2.45%               5,114     7.389888         37,792      -26.10% 5/1/02
                                                        2.60%               3,952     7.382277         29,175      -26.18% 5/1/02

     Fidelity(R) VIP - High Income Portfolio - Service Class
           2002 ....................................    0.95%             155,486     7.05          1,096,179        2.63%
                                                        0.95%           9,076,686     7.045440     63,949,247        2.63%
                                                        1.00%               7,857     7.03             55,236        2.58%
                                                        1.00%           3,788,342     7.027108     26,621,088        2.58%
                                                        1.05%               4,243     7.01             29,744        2.53%
                                                        1.05%           1,315,908     7.008816      9,222,957        2.53%
                                                        1.10%             120,363     7.69            925,592        2.48%
                                                        1.10%             910,988     7.692360      7,007,648        2.48%
                                                        1.15%              19,052     7.68            146,322        2.43%
                                                        1.15%             344,265     7.675825      2,642,518        2.43%
                                                        1.20%               2,629     7.55             19,847        2.37%
                                                        1.20%           3,658,404     7.554754     27,638,342        2.37%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.25%               2,776     7.54              20,928       2.32%
                                                        1.25%             280,662     7.538157       2,115,674       2.32%
                                                        1.30%               2,767     7.52              20,806       2.27%
                                                        1.30%             414,418     7.521629       3,117,098       2.27%
                                                        1.35%               1,540     7.61              11,717       2.22%
                                                        1.35%             383,124     7.610038       2,915,588       2.22%
                                                        1.40%             303,944     7.593653       2,308,045       2.17%
                                                        1.45%              22,397     7.577300         169,709       2.12%
                                                        1.50%             105,546     7.560980         798,031       2.06%
                                                        1.55%              51,679     7.544684         389,902       2.01%
                                                        1.60%              81,059     7.528392         610,244       1.96%
                                                        1.65%              93,458     7.512154         702,071       1.91%
                                                        1.70%              10,990     6.490761          71,333       1.86%
                                                        1.75%              58,528     6.478666         379,183       1.80%
                                                        1.80%              54,118     6.466604         349,960       1.75%
                                                        1.85%              12,980     6.454537          83,780       1.70%
                                                        1.90%                 179     6.442506           1,153       1.65%
                                                        2.00%                 328     6.418462           2,105       1.55%
                                                        2.05%              18,822     6.406466         120,583       1.49%
                                                        2.20%              19,278     6.370568         122,812       1.34%
                                                        2.25%                 210     6.714163           1,410       1.29%
                                                        0.95% EV***     2,344,662     7.580848      17,774,526       2.12%
                                                        1.00% EV***     1,149,115     7.564517       8,692,500       2.07%
                                                        1.05% EV***       204,072     7.548221       1,540,381       2.02%
                                                        1.10% EV***       761,403     7.531950       5,734,849       1.97%
                                                        1.15% EV***       400,000     7.515707       3,006,283       1.92%
                                                        1.20% EV***       131,502     7.499501         986,199       1.86%
                                                        1.25% EV***       118,522     7.030420         833,259       1.81%
                                                        1.30% EV***       153,885     7.016265       1,079,698       1.76%
                                                        1.35% EV***        40,577     7.002138         284,126       1.71%
                                                        1.40% EV***        85,182     6.988034         595,255       1.66%
                                                        1.45% EV***         7,224     6.973961          50,380       1.60%
                                                        1.50% EV***        26,149     6.959873         181,994       1.55%
                                                        1.55% EV***        42,149     6.945807         292,759       1.50%
                                                        1.60% EV***        35,987     6.931802         249,455       1.45%
                                                        1.65% EV***        61,738     6.917784         427,090       1.40%
                                                        1.70% EV***        38,792     6.903835         267,814       1.35%
                                                        1.75% EV***        11,592     6.889855          79,867       1.29%
                                                        1.80% EV***         1,011     6.875918           6,952       1.24%
                                                        1.85% EV***         2,340     6.862008          16,057       1.19%
                                                        2.20% EV***            43     6.765173             291       0.83%

     Fidelity(R) VIP - Overseas Portfolio - Service Class
           2002 ....................................    0.95%              17,811     7.68             136,785     -21.10%
                                                        0.95%           3,152,328     7.680997      24,213,022     -21.10%
                                                        1.00%               3,025     7.66              23,171     -21.14%
                                                        1.00%           1,212,326     7.661004       9,287,634     -21.14%
                                                        1.05%             306,410     7.641053       2,341,295     -21.18%
                                                        1.10%              30,386     8.42             255,851     -21.22%
                                                        1.10%             116,811     8.421945         983,776     -21.22%
                                                        1.15%              13,089     8.40             109,944     -21.26%
                                                        1.15%              59,810     8.403857         502,635     -21.26%
                                                        1.20%               2,851     7.78              22,178     -21.30%
                                                        1.20%           1,097,807     7.775040       8,535,493     -21.30%
                                                        1.25%                  87     7.76                 677     -21.34%
                                                        1.25%              91,887     7.757996         712,859     -21.34%
                                                        1.30%               1,034     7.74               8,003     -21.38%
                                                        1.30%             166,392     7.740990       1,288,039     -21.38%
                                                        1.35%              84,579     8.331809         704,696     -21.42%
                                                        1.40%              52,706     8.313864         438,191     -21.46%
                                                        1.45%              14,954     8.295957         124,058     -21.50%
                                                        1.50%              42,344     8.278081         350,527     -21.54%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.55%              11,161     8.260228         92,192      -21.58%
                                                        1.60%              19,046     8.242406        156,985      -21.62%
                                                        1.65%              26,237     8.224601        215,789      -21.66%
                                                        1.70%               9,243     6.288770         58,127      -21.70%
                                                        1.75%               5,199     6.277043         32,634      -21.74%
                                                        1.80%              20,134     6.265330        126,146      -21.78%
                                                        1.85%                  47     6.253645            294      -21.82%
                                                        1.90%                 337     6.241968          2,104      -21.86%
                                                        2.05%               5,683     6.207036         35,275      -21.98%
                                                        2.20%               5,977     6.172254         36,892      -22.10%
                                                        0.95% EV***       505,984     8.302960      4,201,165      -21.54%
                                                        1.00% EV***       308,123     8.285079      2,552,823      -21.58%
                                                        1.05% EV***        18,513     8.267222        153,051      -21.62%
                                                        1.10% EV***       100,438     8.249389        828,552      -21.66%
                                                        1.15% EV***        33,714     8.231611        277,521      -21.70%
                                                        1.20% EV***        24,339     8.213838        199,917      -21.74%
                                                        1.25% EV***        14,952     6.716533        100,426      -21.77%
                                                        1.30% EV***        14,025     6.703010         94,010      -21.81%
                                                        1.35% EV***         8,521     6.689501         57,001      -21.85%
                                                        1.40% EV***        33,439     6.676020        223,239      -21.89%
                                                        1.45% EV***         7,708     6.662566         51,355      -21.93%
                                                        1.50% EV***         9,723     6.649119         64,649      -21.97%
                                                        1.55% EV***        13,532     6.635696         89,794      -22.01%
                                                        1.60% EV***         6,649     6.622288         44,032      -22.05%
                                                        1.65% EV***         4,481     6.608912         29,615      -22.09%
                                                        1.80% EV***           154     6.568885          1,012      -22.21%
                                                        1.85% EV***            51     6.555586            334      -22.25%

     Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R
           2002 ....................................    1.50%              18,910     7.718273        145,953      -22.82% 5/1/02
                                                        1.60%              12,120     7.713021         93,482      -22.87% 5/1/02
                                                        1.65%              29,320     7.710394        226,069      -22.90% 5/1/02
                                                        1.75%              11,503     7.705133         88,632      -22.95% 5/1/02
                                                        1.80%               9,723     7.702512         74,892      -22.97% 5/1/02
                                                        1.90%               5,767     7.697259         44,390      -23.03% 5/1/02
                                                        1.95%              44,665     7.694630        343,681      -23.05% 5/1/02
                                                        2.00%               2,359     7.691991         18,145      -23.08% 5/1/02
                                                        2.05%              21,093     7.689363        162,192      -23.11% 5/1/02
                                                        2.10%              14,269     7.686734        109,682      -23.13% 5/1/02
                                                        2.15%                 619     7.684104          4,756      -23.16% 5/1/02
                                                        2.20%              19,972     7.681468        153,414      -23.19% 5/1/02
                                                        2.35%               1,046     7.673577          8,027      -23.26% 5/1/02
                                                        2.45%               5,728     7.668310         43,924      -23.32% 5/1/02
                                                        2.50%               1,923     7.665671         14,741      -23.34% 5/1/02
                                                        2.60%               3,360     7.660402         25,739      -23.40% 5/1/02

     Fidelity(R) VIP - Overseas Portfolio - Service Class R
           2002 ....................................    0.95%             726,014     7.747856      5,625,052      -22.52% 5/1/02
                                                        1.00%             171,279     7.745225      1,326,594      -22.55% 5/1/02
                                                        1.05%              35,812     7.742612        277,278      -22.57% 5/1/02
                                                        1.10%              85,196     7.739985        659,416      -22.60% 5/1/02
                                                        1.15%              63,478     7.737361        491,152      -22.63% 5/1/02
                                                        1.20%             402,647     7.734738      3,114,369      -22.65% 5/1/02
                                                        1.25%              18,142     7.732121        140,276      -22.68% 5/1/02
                                                        1.30%              58,270     7.729491        450,397      -22.71% 5/1/02
                                                        1.35%              59,582     7.726868        460,382      -22.73% 5/1/02
                                                        1.40%             142,079     7.724242      1,097,453      -22.76% 5/1/02
                                                        1.45%               2,181     7.721614         16,841      -22.78% 5/1/02
                                                        1.50%              21,285     7.718997        164,299      -22.81% 5/1/02
                                                        1.55%               8,447     7.716368         65,180      -22.84% 5/1/02
                                                        1.60%              19,278     7.713742        148,706      -22.86% 5/1/02
                                                        1.65%              34,256     7.711109        264,152      -22.89% 5/1/02
                                                        1.70%               1,881     7.708483         14,500      -22.92% 5/1/02
                                                        1.75%               3,915     7.705852         30,168      -22.94% 5/1/02
                                                        1.80%               5,208     7.703235         40,118      -22.97% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.85%               5,361     7.700598         41,283      -22.99% 5/1/02
                                                        1.90%               2,307     7.697965         17,759      -23.02% 5/1/02
                                                        2.00%                   6     7.692711             46      -23.07% 5/1/02
                                                        2.05%              14,622     7.690083        112,444      -23.10% 5/1/02
                                                        2.20%               4,111     7.682181         31,581      -23.18% 5/1/02
                                                        2.25%                 284     7.679551          2,181      -23.20% 5/1/02
                                                        0.95% EV***       211,737     7.720305      1,634,674      -22.80% 5/1/02
                                                        1.00% EV***        58,657     7.717683        452,696      -22.82% 5/1/02
                                                        1.05% EV***         7,566     7.715069         58,372      -22.85% 5/1/02
                                                        1.10% EV***        73,092     7.712454        563,719      -22.88% 5/1/02
                                                        1.15% EV***        12,799     7.709829         98,678      -22.90% 5/1/02
                                                        1.20% EV***        22,016     7.707218        169,682      -22.93% 5/1/02
                                                        1.25% EV***         8,426     7.704590         64,919      -22.95% 5/1/02
                                                        1.30% EV***         2,724     7.701974         20,980      -22.98% 5/1/02
                                                        1.35% EV***         8,238     7.699353         63,427      -23.01% 5/1/02
                                                        1.40% EV***        13,301     7.696733        102,374      -23.03% 5/1/02
                                                        1.45% EV***           405     7.694115          3,116      -23.06% 5/1/02
                                                        1.50% EV***           247     7.691485          1,900      -23.09% 5/1/02
                                                        1.55% EV***         1,574     7.688878         12,102      -23.11% 5/1/02
                                                        1.60% EV***         3,666     7.686245         28,178      -23.14% 5/1/02
                                                        1.65% EV***           841     7.683625          6,462      -23.16% 5/1/02
                                                        1.70% EV***         1,252     7.681001          9,617      -23.19% 5/1/02
                                                        1.75% EV***         1,303     7.678376         10,005      -23.22% 5/1/02
                                                        1.85% EV***            85     7.673136            652      -23.27% 5/1/02
                                                        2.15% EV***         2,507     7.657369         19,197      -23.43% 5/1/02
                                                        2.20% EV***            18     7.654744            138      -23.45% 5/1/02
                                                        2.25% EV***           800     7.652115          6,122      -23.48% 5/1/02

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
           2002 ....................................    0.95%             240,508    11.34          2,727,357      -10.29%
                                                        0.95%          15,001,343    11.336946    170,069,416      -10.29%
                                                        1.00%              23,729    11.31            268,377      -10.33%
                                                        1.00%           7,425,811    11.307460     83,967,061      -10.33%
                                                        1.05%               1,234    11.28             13,917      -10.38%
                                                        1.05%           1,198,461    11.278034     13,516,284      -10.38%
                                                        1.10%             441,974    11.26          4,976,625      -10.42%
                                                        1.10%           1,264,891    11.255043     14,236,403      -10.42%
                                                        1.15%              84,084    11.23            944,265      -10.47%
                                                        1.15%             604,920    11.230871      6,793,778      -10.47%
                                                        1.20%              11,022    11.04            121,682      -10.51%
                                                        1.20%           5,632,662    11.039054     62,179,260      -10.51%
                                                        1.25%               8,270    11.01             91,058      -10.56%
                                                        1.25%             437,579    11.014882      4,819,881      -10.56%
                                                        1.30%              29,004    10.99            318,759      -10.60%
                                                        1.30%             876,068    10.990756      9,628,650      -10.60%
                                                        1.35%                 450    11.13              5,010      -10.65%
                                                        1.35%             709,044    11.134608      7,894,927      -10.65%
                                                        1.40%             506,121    11.110642      5,623,329      -10.69%
                                                        1.45%              63,336    11.086716        702,188      -10.74%
                                                        1.50%             379,402    11.062836      4,197,262      -10.78%
                                                        1.55%             144,484    11.038967      1,594,954      -10.83%
                                                        1.60%             150,565    11.015156      1,658,497      -10.88%
                                                        1.65%             327,760    10.991394      3,602,539      -10.92%
                                                        1.70%              44,931     7.932488        356,415      -10.97%
                                                        1.75%             157,532     7.917710      1,247,293      -11.01%
                                                        1.80%             182,472     7.902955      1,442,068      -11.06%
                                                        1.85%              25,544     7.888206        201,496      -11.10%
                                                        1.90%              12,461     7.873493         98,112      -11.15%
                                                        1.95%               4,959     7.858792         38,972      -11.19%
                                                        2.00%                 432     7.844111          3,389      -11.24%
                                                        2.05%              49,241     7.829445        385,530      -11.28%
                                                        2.10%                 190     7.814811          1,485      -11.33%

                                                         Contract                      Unit         Contract      Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.15%                 167     7.800188          1,303      -11.37%
                                                        2.20%              23,235     7.785588        180,898      -11.42%
                                                        2.25%               5,809     6.920130         40,199      -11.46%
                                                        0.95% EV***     4,045,543    11.107424     44,935,561      -10.72%
                                                        1.00% EV***     2,169,079    11.083523     24,041,037      -10.76%
                                                        1.05% EV***       225,667    11.059647      2,495,797      -10.81%
                                                        1.10% EV***     1,081,864    11.035812     11,939,248      -10.85%
                                                        1.15% EV***       417,672    11.012014      4,599,410      -10.90%
                                                        1.20% EV***       165,238    10.988257      1,815,678      -10.94%
                                                        1.25% EV***       164,678     8.469073      1,394,670      -10.99%
                                                        1.30% EV***       100,785     8.452039        851,839      -11.03%
                                                        1.35% EV***        98,507     8.434993        830,906      -11.08%
                                                        1.40% EV***       191,616     8.418012      1,613,026      -11.12%
                                                        1.45% EV***        58,424     8.401053        490,823      -11.17%
                                                        1.50% EV***        77,013     8.384109        645,685      -11.21%
                                                        1.55% EV***       167,683     8.367204      1,403,038      -11.26%
                                                        1.60% EV***        68,125     8.350322        568,866      -11.31%
                                                        1.65% EV***        28,545     8.333454        237,878      -11.35%
                                                        1.70% EV***        36,288     8.316606        301,793      -11.40%
                                                        1.75% EV***        16,680     8.299813        138,441      -11.44%
                                                        1.80% EV***         7,747     8.283012         64,168      -11.49%
                                                        1.85% EV***        35,365     8.266241        292,336      -11.53%
                                                        1.90% EV***           468     8.249508          3,861      -11.58%
                                                        1.95% EV***        64,056     8.232796        527,360      -11.62%
                                                        2.00% EV***         2,158     8.216113         17,730      -11.67%
                                                        2.05% EV***         4,198     8.199466         34,421      -11.71%
                                                        2.10% EV***         3,253     8.182824         26,619      -11.76%
                                                        2.15% EV***         9,539     8.166213         77,898      -11.80%
                                                        2.20% EV***         1,161     8.149621          9,462      -11.85%
                                                        2.25% EV***         2,524     8.133074         20,528      -11.89%
                                                        2.40% EV***            39     8.083550            315      -12.03%

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
           2002 ....................................    1.50%              47,786     8.625875        412,196      -13.74% 5/1/02
                                                        1.60%              30,068     8.619998        259,186      -13.80% 5/1/02
                                                        1.65%              33,613     8.617065        289,645      -13.83% 5/1/02
                                                        1.75%              21,884     8.611210        188,448      -13.89% 5/1/02
                                                        1.80%               9,081     8.608264         78,172      -13.92% 5/1/02
                                                        1.90%              12,572     8.602399        108,149      -13.98% 5/1/02
                                                        1.95%              73,640     8.599464        633,265      -14.01% 5/1/02
                                                        2.00%               6,043     8.596525         51,949      -14.03% 5/1/02
                                                        2.05%              27,507     8.593584        236,384      -14.06% 5/1/02
                                                        2.10%              26,192     8.590655        225,006      -14.09% 5/1/02
                                                        2.15%               2,447     8.587714         21,014      -14.12% 5/1/02
                                                        2.20%              32,481     8.584775        278,842      -14.15% 5/1/02
                                                        2.35%               4,984     8.575959         42,743      -14.24% 5/1/02
                                                        2.45%               1,724     8.570074         14,775      -14.30% 5/1/02
                                                        2.50%               3,069     8.567134         26,293      -14.33% 5/1/02
                                                        2.60%               4,851     8.561243         41,531      -14.39% 5/1/02

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
           2002 ....................................    0.95%              32,587     7.12            232,016      -22.66%
                                                        0.95%           4,846,275     7.116855     34,490,236      -22.66%
                                                        1.00%                 737     7.10              5,231      -22.70%
                                                        1.00%           3,192,682     7.098321     22,662,682      -22.70%
                                                        1.05%             529,270     7.079820      3,747,136      -22.74%
                                                        1.10%              70,065     6.79            475,738      -22.78%
                                                        1.10%             156,766     6.788835      1,064,259      -22.78%
                                                        1.15%              12,538     6.77             84,881      -22.82%
                                                        1.15%              69,240     6.774232        469,048      -22.82%
                                                        1.20%               1,705     6.82             11,626      -22.85%
                                                        1.20%           1,192,505     6.823011      8,136,475      -22.85%
                                                        1.25%               1,379     6.81              9,391      -22.89%
                                                        1.25%             134,676     6.808058        916,882      -22.89%
                                                        1.30%               2,217     6.79             15,052      -22.93%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.30%             210,912     6.793127      1,432,752      -22.93%
                                                        1.35%             115,674     6.716136        776,882      -22.97%
                                                        1.40%              86,765     6.701675        581,471      -23.01%
                                                        1.45%              18,445     6.687212        123,346      -23.05%
                                                        1.50%              50,001     6.672816        333,647      -23.09%
                                                        1.55%              22,387     6.658420        149,062      -23.13%
                                                        1.60%              17,309     6.644054        115,002      -23.17%
                                                        1.65%              65,430     6.629704        433,782      -23.21%
                                                        1.70%               8,471     5.187189         43,941      -23.25%
                                                        1.75%               9,579     5.177522         49,595      -23.28%
                                                        1.80%               3,367     5.167863         17,400      -23.32%
                                                        1.85%               5,565     5.158219         28,705      -23.36%
                                                        1.90%               2,337     5.148599         12,032      -23.40%
                                                        1.95%               1,870     5.138966          9,610      -23.44%
                                                        2.05%               4,904     5.119765         25,107      -23.52%
                                                        2.20%               2,479     5.091068         12,621      -23.64%
                                                        0.95% EV***       656,981     6.686316      4,392,783      -23.08%
                                                        1.00% EV***       388,213     6.671902      2,590,119      -23.12%
                                                        1.05% EV***        35,203     6.657522        234,365      -23.16%
                                                        1.10% EV***       225,811     6.643168      1,500,100      -23.20%
                                                        1.15% EV***        77,476     6.628826        513,575      -23.23%
                                                        1.20% EV***        33,515     6.614516        221,686      -23.27%
                                                        1.25% EV***        53,275     5.369106        286,039      -23.31%
                                                        1.30% EV***        34,929     5.358280        187,159      -23.35%
                                                        1.35% EV***        13,866     5.347486         74,148      -23.39%
                                                        1.40% EV***        29,390     5.336707        156,846      -23.43%
                                                        1.45% EV***        19,109     5.325932        101,773      -23.47%
                                                        1.50% EV***         9,803     5.315181         52,105      -23.51%
                                                        1.55% EV***         7,565     5.304452         40,128      -23.55%
                                                        1.60% EV***         5,692     5.293734         30,132      -23.59%
                                                        1.65% EV***         1,267     5.283042          6,694      -23.63%
                                                        1.70% EV***        15,586     5.272359         82,175      -23.66%
                                                        1.75% EV***         3,970     5.261680         20,889      -23.70%
                                                        1.80% EV***            94     5.251028            494      -23.74%
                                                        1.85% EV***           116     5.240393            608      -23.78%
                                                        1.90% EV***           130     5.229757            680      -23.82%
                                                        1.95% EV***            43     5.219171            224      -23.86%

     Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
           2002 ....................................    1.50%              28,213     8.568929        241,755      -14.31% 5/1/02
                                                        1.60%              17,590     8.563111        150,625      -14.37% 5/1/02
                                                        1.65%              18,298     8.560195        156,634      -14.40% 5/1/02
                                                        1.75%               7,132     8.554371         61,010      -14.46% 5/1/02
                                                        1.80%               6,840     8.551452         58,492      -14.49% 5/1/02
                                                        1.90%               4,363     8.545619         37,285      -14.54% 5/1/02
                                                        1.95%              36,108     8.542713        308,460      -14.57% 5/1/02
                                                        2.00%               3,484     8.539795         29,753      -14.60% 5/1/02
                                                        2.05%              50,812     8.536882        433,776      -14.63% 5/1/02
                                                        2.10%              12,870     8.533965        109,832      -14.66% 5/1/02
                                                        2.15%               1,987     8.531037         16,951      -14.69% 5/1/02
                                                        2.20%              18,585     8.528123        158,495      -14.72% 5/1/02
                                                        2.45%                 870     8.513529          7,407      -14.86% 5/1/02
                                                        2.50%               2,430     8.510607         20,681      -14.89% 5/1/02
                                                        2.60%               2,270     8.504756         19,306      -14.95% 5/1/02

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
           2002 ....................................    0.95%             234,553     7.461630      1,750,148      -25.38% 5/1/02
                                                        1.00%              42,313     7.459102        315,617      -25.41% 5/1/02
                                                        1.05%              11,180     7.456574         83,364      -25.43% 5/1/02
                                                        1.10%              61,140     7.454046        455,740      -25.46% 5/1/02
                                                        1.15%              32,277     7.451528        240,513      -25.48% 5/1/02
                                                        1.20%             157,219     7.448995      1,171,124      -25.51% 5/1/02

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------    ----------   --------------   --------
                                                        1.25%                 606     7.446470          4,513      -25.54% 5/1/02
                                                        1.30%              24,509     7.443946        182,444      -25.56% 5/1/02
                                                        1.35%              23,920     7.441418        177,999      -25.59% 5/1/02
                                                        1.40%              29,435     7.438892        218,964      -25.61% 5/1/02
                                                        1.45%                   7     7.436365             52      -25.64% 5/1/02
                                                        1.50%               1,668     7.433831         12,400      -25.66% 5/1/02
                                                        1.55%              64,476     7.431305        479,141      -25.69% 5/1/02
                                                        1.60%              37,699     7.428775        280,057      -25.71% 5/1/02
                                                        1.65%               6,844     7.426249         50,825      -25.74% 5/1/02
                                                        1.70%                 988     7.423709          7,335      -25.76% 5/1/02
                                                        1.75%               8,048     7.421189         59,726      -25.79% 5/1/02
                                                        1.80%               1,302     7.418650          9,659      -25.81% 5/1/02
                                                        1.85%                 708     7.416124          5,251      -25.84% 5/1/02
                                                        1.90%               2,253     7.413590         16,703      -25.86% 5/1/02
                                                        1.95%                 220     7.411055          1,630      -25.89% 5/1/02
                                                        2.00%               1,294     7.408523          9,587      -25.91% 5/1/02
                                                        2.05%                 161     7.405989          1,192      -25.94% 5/1/02
                                                        2.10%                 169     7.403455          1,251      -25.97% 5/1/02
                                                        2.20%                 600     7.398393          4,439      -26.02% 5/1/02
                                                        0.95% EV***        70,301     7.433417        522,577      -25.67% 5/1/02
                                                        1.00% EV***        12,180     7.430893         90,508      -25.69% 5/1/02
                                                        1.05% EV***         9,657     7.428369         71,736      -25.72% 5/1/02
                                                        1.10% EV***        10,003     7.425858         74,281      -25.74% 5/1/02
                                                        1.15% EV***         4,617     7.423330         34,274      -25.77% 5/1/02
                                                        1.20% EV***         7,789     7.420810         57,801      -25.79% 5/1/02
                                                        1.25% EV***         4,653     7.418293         34,517      -25.82% 5/1/02
                                                        1.30% EV***         9,843     7.415772         72,993      -25.84% 5/1/02
                                                        1.35% EV***           623     7.413247          4,618      -25.87% 5/1/02
                                                        1.55% EV***         3,996     7.403151         29,583      -25.97% 5/1/02
                                                        1.60% EV***         9,667     7.400626         71,542      -25.99% 5/1/02
                                                        1.65% EV***         1,551     7.398101         11,474      -26.02% 5/1/02
                                                        1.70% EV***         1,798     7.395576         13,297      -26.04% 5/1/02
                                                        1.75% EV***           939     7.393048          6,942      -26.07% 5/1/02
                                                        1.85% EV***         3,150     7.388002         23,272      -26.12% 5/1/02
                                                        2.00% EV***         2,972     7.380416         21,935      -26.20% 5/1/02
                                                        2.20% EV***            37     7.370293            273      -26.30% 5/1/02

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2
           2002 ....................................    1.50%               9,372     7.480890         70,111      -25.19% 5/1/02
                                                        1.60%               9,559     7.475794         71,461      -25.24% 5/1/02
                                                        1.65%               1,126     7.473249          8,415      -25.27% 5/1/02
                                                        1.75%               6,168     7.468157         46,064      -25.32% 5/1/02
                                                        1.80%               1,525     7.465607         11,385      -25.34% 5/1/02
                                                        1.90%               1,880     7.460508         14,026      -25.39% 5/1/02
                                                        1.95%              11,054     7.457961         82,440      -25.42% 5/1/02
                                                        2.05%               3,243     7.452860         24,170      -25.47% 5/1/02
                                                        2.10%               5,355     7.450311         39,896      -25.50% 5/1/02
                                                        2.15%               2,166     7.447769         16,132      -25.52% 5/1/02
                                                        2.20%               7,274     7.445212         54,156      -25.55% 5/1/02
                                                        2.35%                 194     7.437557          1,443      -25.62% 5/1/02
                                                        2.50%                 134     7.429905            996      -25.70% 5/1/02
                                                        2.60%                 933     7.424796          6,927      -25.75% 5/1/02

     First Horizon Capital Appreciation Portfolio
           2002 ....................................    0.95%               2,748     8.937198         24,559      -19.40%
                                                        1.10%                 622     8.919246          5,548      -19.52%
                                                        1.15%               1,301     8.913273         11,596      -19.56%
                                                        1.20%                 947     8.907304          8,435      -19.60%
                                                        1.40%               4,498     8.883397         39,958      -19.77%
                                                        1.50%               1,853     8.871464         16,439      -19.85%
                                                        1.55%               1,627     8.865478         14,424      -19.89%
                                                        1.60%                 964     8.859519          8,541      -19.93%
                                                        1.65%               1,691     8.853554         14,971      -19.97%
                                                        1.70%               5,141     8.847571         45,485      -20.01%
                                                        2.00%                 210     8.811787          1,850      -20.25%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
        Initial Funding by Depositor
           2002 ....................................      --               50,000     8.869998        443,500      -18.62%
     First Horizon Growth & Income Portfolio
           2002 ....................................    0.95%              13,438     7.518632        101,035      -26.81%
                                                        1.10%              53,590     7.503537        402,115      -26.92%
                                                        1.15%               2,693     7.498507         20,193      -26.96%
                                                        1.20%              17,110     7.493478        128,213      -27.00%
                                                        1.25%                 611     7.488460          4,575      -27.03%
                                                        1.35%               2,172     7.478403         16,243      -27.11%
                                                        1.40%              10,886     7.473377         81,355      -27.15%
                                                        1.50%               2,113     7.463332         15,770      -27.22%
                                                        1.55%              20,181     7.458308        150,516      -27.26%
                                                        1.60%               6,885     7.453289         51,316      -27.29%
                                                        1.65%               1,953     7.448264         14,546      -27.33%
                                                        1.70%               6,516     7.443251         48,500      -27.37%
                                                        1.80%                 106     7.433211            788      -27.44%
                                                        2.00%               2,258     7.413151         16,739      -27.59%
        Initial Funding by Depositor
           2002 ....................................      --               50,000     7.439240        371,962      -26.11%
     Gartmore GVIT Comstock Value Fund - Class I
           2002 ....................................    0.95%               4,562     7.77             35,449      -25.86%
                                                        0.95%           1,157,865     7.767974      8,994,265      -25.86%
                                                        1.00%                 786     7.75              6,090      -25.89%
                                                        1.00%             722,630     7.747775      5,598,775      -25.89%
                                                        1.05%             158,442     7.727599      1,224,376      -25.93%
                                                        1.10%               7,520     7.89             59,336      -25.97%
                                                        1.10%              75,893     7.892787        599,007      -25.97%
                                                        1.15%               9,374     7.88             73,863      -26.01%
                                                        1.15%             112,032     7.875820        882,344      -26.01%
                                                        1.20%                  99     7.91                783      -26.04%
                                                        1.20%             531,848     7.914998      4,209,576      -26.04%
                                                        1.25%                 276     7.90              2,182      -26.08%
                                                        1.25%              47,498     7.897653        375,123      -26.08%
                                                        1.30%                 138     7.88              1,086      -26.12%
                                                        1.30%             101,008     7.880333        795,977      -26.12%
                                                        1.35%             132,267     7.808298      1,032,780      -26.16%
                                                        1.40%              60,100     7.791482        468,268      -26.19%
                                                        1.45%              15,836     7.774693        123,120      -26.23%
                                                        1.50%              38,059     7.757941        295,259      -26.27%
                                                        1.55%              21,255     7.741201        164,539      -26.31%
                                                        1.60%              17,136     7.724509        132,367      -26.34%
                                                        1.65%              75,083     7.707824        578,727      -26.38%
                                                        1.70%              12,399     6.017346         74,609      -26.42%
                                                        1.75%              14,770     6.006135         88,711      -26.46%
                                                        1.80%              24,126     5.994918        144,633      -26.49%
                                                        1.85%               1,887     5.983746         11,291      -26.53%
                                                        1.90%               1,116     5.972569          6,665      -26.57%
                                                        1.95%                 247     5.961415          1,472      -26.61%
                                                        2.05%               4,325     5.939149         25,687      -26.68%
                                                        2.20%                 123     5.905872            726      -26.79%
                                                        0.95% EV***       336,584     7.780517      2,618,798      -26.27%
                                                        1.00% EV***       297,713     7.763746      2,311,368      -26.31%
                                                        1.05% EV***        30,990     7.747028        240,080      -26.34%
                                                        1.10% EV***       106,470     7.730333        823,049      -26.38%
                                                        1.15% EV***        64,989     7.713648        501,302      -26.42%
                                                        1.20% EV***        29,698     7.696995        228,585      -26.46%
                                                        1.25% EV***         5,231     6.430473         33,638      -26.49%
                                                        1.30% EV***         3,868     6.417531         24,823      -26.53%
                                                        1.35% EV***         3,580     6.404622         22,929      -26.57%
                                                        1.40% EV***         9,207     6.391699         58,848      -26.61%

                                                         Contract                     Unit          Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.45% EV***         3,982     6.378813         25,400      -26.64%
                                                        1.50% EV***         2,419     6.365938         15,399      -26.68%
                                                        1.55% EV***        25,315     6.353095        160,829      -26.72%
                                                        1.60% EV***         1,478     6.340254          9,371      -26.76%
                                                        1.65% EV***         3,742     6.327454         23,677      -26.79%
                                                        1.75% EV***         6,003     6.301892         37,830      -26.87%
                                                        1.80% EV***           453     6.289133          2,849      -26.91%
                                                        1.85% EV***         1,219     6.276398          7,651      -26.94%
                                                        2.00% EV***            75     6.238309            468      -27.06%
                                                        2.15% EV***         3,987     6.200393         24,721      -27.17%
                                                        2.25% EV***         1,542     6.175220          9,522      -27.24%
     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
           2002 ....................................    0.95%              22,102    12.24            270,532      -16.11%
                                                        0.95%           4,053,421    12.239605     49,612,272      -16.11%
                                                        1.00%               1,746    12.21             21,324      -16.15%
                                                        1.00%           1,731,378    12.207752     21,136,233      -16.15%
                                                        1.05%                 111    12.18              1,352      -16.19%
                                                        1.05%             270,265    12.175959      3,290,736      -16.19%
                                                        1.10%              37,262    13.65            508,628      -16.24%
                                                        1.10%             692,347    13.651955      9,451,890      -16.24%
                                                        1.15%               9,273    13.62            126,304      -16.28%
                                                        1.15%             343,541    13.622624      4,679,930      -16.28%
                                                        1.20%               1,290    13.60             17,542      -16.32%
                                                        1.20%           1,479,757    13.601153     20,126,401      -16.32%
                                                        1.25%                 865    13.57             11,742      -16.36%
                                                        1.25%             163,764    13.571367      2,222,501      -16.36%
                                                        1.30%               1,665    13.54             22,548      -16.41%
                                                        1.30%             281,745    13.541599      3,815,278      -16.41%
                                                        1.35%             287,070    13.505833      3,877,119      -16.45%
                                                        1.40%             304,784    13.476762      4,107,501      -16.49%
                                                        1.45%              21,266    13.447730        285,979      -16.53%
                                                        1.50%              95,144    13.418734      1,276,712      -16.58%
                                                        1.55%              68,131    13.389824        912,262      -16.62%
                                                        1.60%              85,515    13.360934      1,142,560      -16.66%
                                                        1.65%             115,102    13.332102      1,534,552      -16.70%
                                                        1.70%               8,650    10.471383         90,577      -16.75%
                                                        1.75%              94,605    10.451848        988,797      -16.79%
                                                        1.80%              66,524    10.432365        694,003      -16.83%
                                                        1.85%              14,321    10.412893        149,123      -16.87%
                                                        1.90%               4,021    10.393469         41,792      -16.91%
                                                        1.95%               3,484    10.374056         36,143      -16.96%
                                                        2.00%               1,856    10.354673         19,218      -17.00%
                                                        2.05%              27,177    10.335306        280,883      -17.04%
                                                        2.10%               6,287    10.315991         64,857      -17.08%
                                                        2.15%                  74    10.296690            762      -17.13%
                                                        2.20%              13,922    10.277402        143,082      -17.17%
                                                        2.25%               3,877     8.840892         34,276      -17.21%
                                                        0.95% EV***     1,337,833    13.489512     18,046,714      -16.51%
                                                        1.00% EV***     1,024,097    13.460469     13,784,826      -16.55%
                                                        1.05% EV***        77,163    13.431469      1,036,412      -16.59%
                                                        1.10% EV***       692,826    13.402538      9,285,627      -16.63%
                                                        1.15% EV***       191,482    13.373633      2,560,810      -16.68%
                                                        1.20% EV***        87,875    13.344796      1,172,674      -16.72%
                                                        1.25% EV***       119,645    10.811703      1,293,566      -16.76%
                                                        1.30% EV***        29,376    10.789958        316,966      -16.80%
                                                        1.35% EV***        38,804    10.768248        417,851      -16.85%
                                                        1.40% EV***       124,690    10.746540      1,339,986      -16.89%
                                                        1.45% EV***        30,429    10.724911        326,348      -16.93%
                                                        1.50% EV***        17,152    10.703261        183,582      -16.97%
                                                        1.55% EV***        94,182    10.681686      1,006,023      -17.02%
                                                        1.60% EV***        77,420    10.660147        825,309      -17.06%
                                                        1.65% EV***         7,676    10.638596         81,662      -17.10%
                                                        1.70% EV***        12,743    10.617120        135,294      -17.14%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.75% EV***        12,260    10.595663        129,903      -17.19%
                                                        1.80% EV***         9,172    10.574231         96,987      -17.23%
                                                        1.85% EV***        16,504    10.552825        174,164      -17.27%
                                                        1.90% EV***            77    10.531459            811      -17.31%
                                                        1.95% EV***        42,074    10.510133        442,203      -17.35%
                                                        2.00% EV***         2,809    10.488826         29,463      -17.40%
                                                        2.10% EV***         2,383    10.446334         24,894      -17.48%
                                                        2.20% EV***           842    10.403950          8,760      -17.57%
                                                        2.25% EV***           342    10.382810          3,551      -17.61%

     Gartmore GVIT Emerging Markets Fund - Class I
           2002 ....................................    0.95%               2,763     6.85             18,928      -16.04%
                                                        0.95%             215,320     6.853997      1,475,803      -16.04%
                                                        1.00%              49,152     6.846219        336,505      -16.08%
                                                        1.05%               5,353     6.838436         36,606      -16.12%
                                                        1.10%                 848     6.83              5,793      -16.16%
                                                        1.10%              24,834     6.830658        169,633      -16.16%
                                                        1.15%                  76     6.82                522      -16.21%
                                                        1.15%               9,900     6.822884         67,547      -16.21%
                                                        1.20%              25,405     6.815122        173,138      -16.25%
                                                        1.25%               2,882     6.807349         19,619      -16.29%
                                                        1.30%               7,977     6.799600         54,240      -16.33%
                                                        1.35%              11,753     6.791842         79,825      -16.38%
                                                        1.40%               4,374     6.784099         29,674      -16.42%
                                                        1.45%               1,450     6.776365          9,826      -16.46%
                                                        1.50%               2,471     6.768606         16,725      -16.50%
                                                        1.55%                 542     6.760886          3,664      -16.54%
                                                        1.60%                 128     6.753156            864      -16.59%
                                                        1.65%               9,286     6.745447         62,638      -16.63%
                                                        1.75%               3,847     6.729993         25,890      -16.71%
                                                        1.80%               4,773     6.722291         32,085      -16.76%
                                                        2.05%               2,168     6.683831         14,491      -16.97%
                                                        0.95% EV***        61,878     5.834276        361,013      -16.43%
                                                        1.00% EV***        22,278     5.827343        129,822      -16.48%
                                                        1.05% EV***         2,615     5.820426         15,220      -16.52%
                                                        1.10% EV***        20,392     5.813514        118,549      -16.56%
                                                        1.15% EV***         6,678     5.806609         38,777      -16.60%
                                                        1.20% EV***         1,498     5.799706          8,688      -16.64%
                                                        1.25% EV***         4,192     5.792797         24,283      -16.69%
                                                        1.30% EV***           179     5.785902          1,036      -16.73%
                                                        1.35% EV***           772     5.779007          4,461      -16.77%
                                                        1.40% EV***         5,760     5.772116         33,247      -16.81%
                                                        1.45% EV***           179     5.765231          1,032      -16.86%
                                                        1.55% EV***         1,370     5.751486          7,880      -16.94%
                                                        1.60% EV***           254     5.744621          1,459      -16.98%
                                                        1.65% EV***         1,363     5.737754          7,821      -17.03%
                                                        1.70% EV***           162     5.730898            928      -17.07%
                                                        1.75% EV***            89     5.724038            509      -17.11%
                                                        1.85% EV***            76     5.710340            434      -17.20%

     Gartmore GVIT Emerging Markets Fund - Class III
           2002 ....................................    0.95%             166,114     7.523761      1,249,802      -24.76% 5/1/02
                                                        1.00%             212,742     7.521210      1,600,077      -24.79% 5/1/02
                                                        1.05%               4,611     7.518664         34,669      -24.81% 5/1/02
                                                        1.10%              48,124     7.516119        361,706      -24.84% 5/1/02
                                                        1.15%              17,957     7.513570        134,921      -24.86% 5/1/02
                                                        1.20%              73,731     7.511024        553,795      -24.89% 5/1/02
                                                        1.25%               6,288     7.508471         47,213      -24.92% 5/1/02
                                                        1.30%              33,881     7.505927        254,308      -24.94% 5/1/02
                                                        1.35%              62,972     7.503370        472,502      -24.97% 5/1/02
                                                        1.40%              13,369     7.500827        100,279      -24.99% 5/1/02
                                                        1.45%                 535     7.498277          4,012      -25.02% 5/1/02

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.50%               6,742     7.495729         50,536     -25.04% 5/1/02
                                                        1.55%               2,299     7.493172         17,227     -25.07% 5/1/02
                                                        1.60%              11,229     7.490620         84,112     -25.09% 5/1/02
                                                        1.65%               5,208     7.488067         38,998     -25.12% 5/1/02
                                                        1.70%                 124     7.485519            928     -25.14% 5/1/02
                                                        1.75%               4,311     7.482965         32,259     -25.17% 5/1/02
                                                        1.80%               7,339     7.480416         54,899     -25.20% 5/1/02
                                                        1.85%               1,477     7.477857         11,045     -25.22% 5/1/02
                                                        1.90%               6,997     7.475305         52,305     -25.25% 5/1/02
                                                        2.05%               3,434     7.467644         25,644     -25.32% 5/1/02
                                                        2.25%                 152     7.457415          1,134     -25.43% 5/1/02
                                                        0.95% EV***        72,923     7.495989        546,630     -25.04% 5/1/02
                                                        1.00% EV***       401,932     7.493440      3,011,853     -25.07% 5/1/02
                                                        1.05% EV***         1,644     7.490900         12,315     -25.09% 5/1/02
                                                        1.10% EV***        99,201     7.488362        742,853     -25.12% 5/1/02
                                                        1.15% EV***        12,883     7.485815         96,440     -25.14% 5/1/02
                                                        1.20% EV***        10,589     7.483277         79,240     -25.17% 5/1/02
                                                        1.25% EV***        10,020     7.480731         74,957     -25.19% 5/1/02
                                                        1.30% EV***         1,783     7.478183         13,334     -25.22% 5/1/02
                                                        1.35% EV***         4,832     7.475643         36,122     -25.24% 5/1/02
                                                        1.40% EV***         1,439     7.473096         10,754     -25.27% 5/1/02
                                                        1.45% EV***           283     7.470552          2,114     -25.29% 5/1/02
                                                        1.50% EV***           850     7.468009          6,348     -25.32% 5/1/02
                                                        1.55% EV***         7,305     7.465454         54,535     -25.35% 5/1/02
                                                        1.60% EV***         1,091     7.462912          8,142     -25.37% 5/1/02
                                                        1.65% EV***         1,423     7.460363         10,616     -25.40% 5/1/02
                                                        1.75% EV***            18     7.455268            134     -25.45% 5/1/02
                                                        1.80% EV***           463     7.452722          3,451     -25.47% 5/1/02
                                                        1.85% EV***            16     7.450167            119     -25.50% 5/1/02

     Gartmore GVIT Federated High Income Bond Fund - Class I
           2002 ....................................    0.95%              24,884    10.49            261,033       2.24%
                                                        0.95%           3,829,969    10.488660     40,171,243       2.24%
                                                        1.00%               1,251    10.46             13,080       2.19%
                                                        1.00%           1,545,440    10.461368     16,167,417       2.19%
                                                        1.05%                 375    10.43              3,914       2.14%
                                                        1.05%             351,269    10.434145      3,665,192       2.14%
                                                        1.10%              14,753    10.07            148,567       2.09%
                                                        1.10%             648,150    10.072515      6,528,501       2.09%
                                                        1.15%               2,486    10.05             24,980       2.04%
                                                        1.15%             333,651    10.050887      3,353,488       2.04%
                                                        1.20%                 493    10.24              5,052       1.99%
                                                        1.20%           2,243,608    10.244088     22,983,718       1.99%
                                                        1.25%                 607    10.22              6,202       1.94%
                                                        1.25%             117,757    10.221629      1,203,668       1.94%
                                                        1.30%                  61    10.20                622       1.88%
                                                        1.30%             267,492    10.199226      2,728,211       1.88%
                                                        1.35%             266,558     9.964745      2,656,182       1.83%
                                                        1.40%             184,694     9.943317      1,836,471       1.78%
                                                        1.45%              29,638     9.921909        294,066       1.73%
                                                        1.50%              79,115     9.900524        783,280       1.68%
                                                        1.55%              74,817     9.879176        739,130       1.63%
                                                        1.60%              65,927     9.857878        649,900       1.57%
                                                        1.65%              69,821     9.836609        686,802       1.52%
                                                        1.70%               8,110     9.069535         73,554       1.47%
                                                        1.75%              99,578     9.052629        901,443       1.42%
                                                        1.80%              58,976     9.035786        532,895       1.37%
                                                        1.85%              13,882     9.018929        125,201       1.32%
                                                        1.90%                 441     9.002106          3,970       1.26%
                                                        1.95%               1,239     8.985305         11,133       1.21%
                                                        2.00%                 387     8.968533          3,471       1.16%
                                                        2.05%               6,267     8.951783         56,101       1.11%
                                                        2.10%               1,288     8.935042         11,508       1.06%
                                                        2.20%               6,387     8.901664         56,855       0.95%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        0.95% EV***     1,534,624     9.943131     15,258,967       1.79%
                                                        1.00% EV***       517,380     9.921735      5,133,307       1.73%
                                                        1.05% EV***        70,276     9.900397        695,760       1.68%
                                                        1.10% EV***       458,070     9.879045      4,525,294       1.63%
                                                        1.15% EV***       138,195     9.857743      1,362,291       1.58%
                                                        1.20% EV***        72,584     9.836480        713,971       1.53%
                                                        1.25% EV***        87,967     9.476034        833,578       1.48%
                                                        1.30% EV***        52,120     9.456978        492,898       1.42%
                                                        1.35% EV***         8,326     9.437937         78,580       1.37%
                                                        1.40% EV***        63,050     9.418942        593,864       1.32%
                                                        1.45% EV***        19,261     9.399970        181,053       1.27%
                                                        1.50% EV***         5,901     9.381020         55,357       1.22%
                                                        1.55% EV***        49,903     9.362113        467,198       1.17%
                                                        1.60% EV***        21,959     9.343224        205,168       1.11%
                                                        1.65% EV***         8,251     9.324360         76,935       1.06%
                                                        1.70% EV***         9,771     9.305536         90,924       1.01%
                                                        1.75% EV***         8,309     9.286719         77,163       0.96%
                                                        1.80% EV***           282     9.267951          2,614       0.91%
                                                        1.85% EV***           756     9.249193          6,992       0.86%
                                                        2.05% EV***         1,347     9.174501         12,358       0.65%

     Gartmore GVIT Global Financial Services Fund - Class III
           2002 ....................................    0.95%             114,272     8.841677      1,010,356      -11.58% 1/25/02
                                                        1.00%              22,197     8.837503        196,166      -11.62% 1/25/02
                                                        1.05%               6,771     8.833350         59,811      -11.67% 1/25/02
                                                        1.10%              12,064     8.829190        106,515      -11.71% 1/25/02
                                                        1.15%               8,257     8.825014         72,868      -11.75% 1/25/02
                                                        1.20%              29,366     8.820856        259,033      -11.79% 1/25/02
                                                        1.25%               1,635     8.816690         14,415      -11.83% 1/25/02
                                                        1.30%               1,808     8.812529         15,933      -11.87% 1/25/02
                                                        1.35%               1,163     8.808359         10,244      -11.92% 1/25/02
                                                        1.40%               4,853     8.804197         42,727      -11.96% 1/25/02
                                                        1.45%                 342     8.800026          3,010      -12.00% 1/25/02
                                                        1.50%                 167     8.795864          1,469      -12.04% 1/25/02
                                                        1.55%                 359     8.791707          3,156      -12.08% 1/25/02
                                                        1.60%              11,785     8.787543        103,561      -12.12% 1/25/02
                                                        1.65%               6,443     8.783377         56,591      -12.17% 1/25/02
                                                        1.70%               1,747     8.779218         15,337      -12.21% 1/25/02
                                                        1.75%                 478     8.775030          4,194      -12.25% 1/25/02
                                                        1.80%               1,558     8.770871         13,665      -12.29% 1/25/02
                                                        1.85%                  67     8.766715            587      -12.33% 1/25/02
                                                        2.00%                  53     8.754210            464      -12.46% 1/25/02
                                                        0.95% EV***        22,813     8.801762        200,795      -11.98% 1/25/02
                                                        1.00% EV***         2,488     8.797602         21,888      -12.02% 1/25/02
                                                        1.05% EV***         1,437     8.793454         12,636      -12.07% 1/25/02
                                                        1.10% EV***         4,566     8.789301         40,132      -12.11% 1/25/02
                                                        1.15% EV***         1,146     8.785140         10,068      -12.15% 1/25/02
                                                        1.20% EV***         1,193     8.780990         10,476      -12.19% 1/25/02
                                                        1.35% EV***           110     8.768526            965      -12.31% 1/25/02
                                                        1.40% EV***           323     8.764366          2,831      -12.36% 1/25/02
                                                        1.50% EV***         1,120     8.756062          9,807      -12.44% 1/25/02
                                                        1.55% EV***         3,211     8.751896         28,102      -12.48% 1/25/02
                                                        1.60% EV***         3,547     8.747743         31,028      -12.52% 1/25/02
                                                        1.65% EV***           134     8.743597          1,172      -12.56% 1/25/02
                                                        1.70% EV***           481     8.739432          4,204      -12.61% 1/25/02
                                                        1.75% EV***           247     8.735283          2,158      -12.65% 1/25/02
                                                        1.80% EV***           300     8.731118          2,619      -12.69% 1/25/02
                                                        1.95% EV***            24     8.718645            209      -12.81% 1/25/02
                                                        2.00% EV***            69     8.714489            601      -12.86% 1/25/02


                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Gartmore GVIT Global Health Sciences Fund - Class III
           2002 ....................................    0.95%             238,287     8.465900      2,017,314      -15.34% 1/25/02
                                                        1.00%             122,965     8.461905      1,040,518      -15.38% 1/25/02
                                                        1.05%               8,946     8.457919         75,665      -15.42% 1/25/02
                                                        1.10%              33,262     8.453928        281,195      -15.46% 1/25/02
                                                        1.15%              25,104     8.449939        212,127      -15.50% 1/25/02
                                                        1.20%              44,898     8.445947        379,206      -15.54% 1/25/02
                                                        1.25%               2,863     8.441957         24,169      -15.58% 1/25/02
                                                        1.30%              13,849     8.437976        116,858      -15.62% 1/25/02
                                                        1.35%               6,720     8.433972         56,676      -15.66% 1/25/02
                                                        1.40%              14,285     8.429985        120,422      -15.70% 1/25/02
                                                        1.45%               2,426     8.426002         20,441      -15.74% 1/25/02
                                                        1.50%               4,766     8.422011         40,139      -15.78% 1/25/02
                                                        1.55%               8,581     8.418014         72,235      -15.82% 1/25/02
                                                        1.60%              14,250     8.414030        119,900      -15.86% 1/25/02
                                                        1.65%              24,433     8.410033        205,482      -15.90% 1/25/02
                                                        1.70%                 707     8.406045          5,943      -15.94% 1/25/02
                                                        1.75%              21,698     8.402053        182,308      -15.98% 1/25/02
                                                        1.80%               2,964     8.398056         24,892      -16.02% 1/25/02
                                                        1.85%               2,201     8.394065         18,475      -16.06% 1/25/02
                                                        1.95%               5,753     8.386081         48,245      -16.14% 1/25/02
                                                        2.00%                 764     8.382091          6,404      -16.18% 1/25/02
                                                        2.05%               4,021     8.378093         33,688      -16.22% 1/25/02
                                                        2.10%                 488     8.374116          4,087      -16.26% 1/25/02
                                                        2.15%                 865     8.370118          7,240      -16.30% 1/25/02
                                                        2.20%                 625     8.366124          5,229      -16.34% 1/25/02
                                                        2.35%               2,532     8.354139         21,153      -16.46% 1/25/02
                                                        2.45%                 234     8.346160          1,953      -16.54% 1/25/02
                                                        2.60%               1,425     8.334185         11,876      -16.66% 1/25/02
                                                        0.95% EV***        60,120     8.426884        506,624      -15.73% 1/25/02
                                                        1.00% EV***       193,955     8.422914      1,633,666      -15.77% 1/25/02
                                                        1.05% EV***           328     8.418929          2,761      -15.81% 1/25/02
                                                        1.10% EV***        65,589     8.414949        551,928      -15.85% 1/25/02
                                                        1.15% EV***         8,458     8.410971         71,140      -15.89% 1/25/02
                                                        1.20% EV***         3,912     8.406985         32,888      -15.93% 1/25/02
                                                        1.25% EV***         3,606     8.403003         30,301      -15.97% 1/25/02
                                                        1.35% EV***         3,556     8.395044         29,853      -16.05% 1/25/02
                                                        1.40% EV***         3,923     8.391058         32,918      -16.09% 1/25/02
                                                        1.50% EV***         1,182     8.383093          9,909      -16.17% 1/25/02
                                                        1.55% EV***         7,350     8.379123         61,587      -16.21% 1/25/02
                                                        1.60% EV***         2,962     8.375135         24,807      -16.25% 1/25/02
                                                        1.65% EV***           444     8.371153          3,717      -16.29% 1/25/02
                                                        1.75% EV***           503     8.363187          4,207      -16.37% 1/25/02
                                                        1.80% EV***           521     8.359205          4,355      -16.41% 1/25/02
                                                        1.95% EV***           165     8.347250          1,377      -16.53% 1/25/02
                                                        2.20% EV***            29     8.327336            241      -16.73% 1/25/02

     Gartmore GVIT Global Technology and Communications Fund - Class I
           2002 ....................................    0.95%               2,773     1.93              5,352      -43.33%
                                                        0.95%             409,418     1.930212        790,264      -43.33%
                                                        1.00%             201,069     1.928007        387,662      -43.36%
                                                        1.05%              13,865     1.925818         26,701      -43.38%
                                                        1.10%               7,624     1.92             14,638      -43.41%
                                                        1.10%              91,902     1.923621        176,785      -43.41%
                                                        1.15%               2,307     1.92              4,430      -43.44%
                                                        1.15%              28,253     1.921414         54,286      -43.44%
                                                        1.20%             200,130     1.919236        384,097      -43.47%
                                                        1.25%              17,329     1.917037         33,220      -43.50%
                                                        1.30%               1,131     1.91              2,160      -43.53%
                                                        1.30%               8,453     1.914851         16,186      -43.53%
                                                        1.35%              11,020     1.912655         21,077      -43.56%
                                                        1.40%              12,255     1.910471         23,413      -43.58%
                                                        1.45%               7,882     1.908285         15,041      -43.61%
                                                        1.50%              14,606     1.906091         27,840      -43.64%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.55%              11,220     1.903920         21,362      -43.67%
                                                        1.60%               6,667     1.901728         12,679      -43.70%
                                                        1.65%               1,837     1.899557          3,489      -43.73%
                                                        1.70%               2,313     1.897376          4,389      -43.76%
                                                        1.75%               2,995     1.895195          5,676      -43.79%
                                                        1.80%               5,631     1.893021         10,660      -43.81%
                                                        1.85%               3,258     1.890847          6,160      -43.84%
                                                        1.90%               4,222     1.888681          7,974      -43.87%
                                                        2.05%                 676     1.882161          1,272      -43.96%
                                                        2.20%               3,233     1.875661          6,064      -44.04%
                                                        0.95% EV***       198,589     2.354710        467,620      -43.74%
                                                        1.00% EV***        65,245     2.351699        153,437      -43.77%
                                                        1.05% EV***        14,422     2.348695         33,873      -43.79%
                                                        1.10% EV***        95,519     2.345694        224,058      -43.82%
                                                        1.15% EV***        21,357     2.342690         50,033      -43.85%
                                                        1.20% EV***        11,346     2.339702         26,546      -43.88%
                                                        1.25% EV***        14,238     2.336702         33,270      -43.91%
                                                        1.30% EV***         4,409     2.333704         10,289      -43.94%
                                                        1.35% EV***         1,563     2.330719          3,643      -43.97%
                                                        1.40% EV***        10,650     2.327734         24,790      -44.00%
                                                        1.50% EV***           196     2.321750            455      -44.05%
                                                        1.55% EV***         3,470     2.318780          8,046      -44.08%
                                                        1.60% EV***           105     2.315791            243      -44.11%
                                                        1.65% EV***           404     2.312813            934      -44.14%
                                                        1.75% EV***            68     2.306867            157      -44.20%

     Gartmore GVIT Global Technology and Communications Fund - Class III
           2002 ....................................    0.95%             205,746     7.143608      1,469,769      -28.56% 5/1/02
                                                        1.00%              49,173     7.141192        351,154      -28.59% 5/1/02
                                                        1.05%              29,276     7.138770        208,995      -28.61% 5/1/02
                                                        1.10%              20,638     7.136357        147,280      -28.64% 5/1/02
                                                        1.15%              12,007     7.133934         85,657      -28.66% 5/1/02
                                                        1.20%              78,415     7.131516        559,218      -28.68% 5/1/02
                                                        1.25%               4,524     7.129086         32,252      -28.71% 5/1/02
                                                        1.30%               9,246     7.126672         65,893      -28.73% 5/1/02
                                                        1.35%               1,116     7.124249          7,951      -28.76% 5/1/02
                                                        1.40%               6,327     7.121827         45,060      -28.78% 5/1/02
                                                        1.50%                 866     7.116977          6,163      -28.83% 5/1/02
                                                        1.55%               2,230     7.114557         15,865      -28.85% 5/1/02
                                                        1.60%                 271     7.112126          1,927      -28.88% 5/1/02
                                                        1.65%               6,152     7.109711         43,739      -28.90% 5/1/02
                                                        1.70%                 255     7.107282          1,812      -28.93% 5/1/02
                                                        1.75%               4,598     7.104858         32,668      -28.95% 5/1/02
                                                        1.80%               1,045     7.102429          7,422      -28.98% 5/1/02
                                                        1.85%                 597     7.100003          4,239      -29.00% 5/1/02
                                                        2.05%                  45     7.090301            319      -29.10% 5/1/02
                                                        2.20%                 198     7.083013          1,402      -29.17% 5/1/02
                                                        0.95% EV***        35,507     7.116315        252,679      -28.84% 5/1/02
                                                        1.00% EV***        14,195     7.113898        100,982      -28.86% 5/1/02
                                                        1.10% EV***        10,926     7.109071         77,674      -28.91% 5/1/02
                                                        1.15% EV***         8,146     7.106651         57,891      -28.93% 5/1/02
                                                        1.20% EV***           986     7.104237          7,005      -28.96% 5/1/02
                                                        1.25% EV***         1,737     7.101822         12,336      -28.98% 5/1/02
                                                        1.30% EV***         1,078     7.099399          7,653      -29.01% 5/1/02
                                                        1.35% EV***           225     7.096979          1,597      -29.03% 5/1/02
                                                        1.40% EV***           432     7.094564          3,065      -29.05% 5/1/02
                                                        1.55% EV***         1,088     7.087311          7,711      -29.13% 5/1/02
                                                        1.60% EV***         2,080     7.084889         14,737      -29.15% 5/1/02
                                                        1.65% EV***           589     7.082471          4,172      -29.18% 5/1/02
                                                        1.70% EV***         1,340     7.080047          9,487      -29.20% 5/1/02

                                                          Contract                     Unit         Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.80% EV***            91     7.075207            644      -29.25% 5/1/02
                                                        1.90% EV***           257     7.070368          1,817      -29.30% 5/1/02
                                                        1.95% EV***            28     7.067947            198      -29.32% 5/1/02

     Gartmore GVIT Global Utilities Fund - Class III
           2002 ....................................    0.95%              25,519     7.956800        203,050      -20.43% 1/25/02
                                                        1.00%               7,040     7.953058         55,990      -20.47% 1/25/02
                                                        1.05%               1,820     7.949305         14,468      -20.51% 1/25/02
                                                        1.10%               2,236     7.945569         17,766      -20.54% 1/25/02
                                                        1.15%                 756     7.941816          6,004      -20.58% 1/25/02
                                                        1.20%              11,055     7.938080         87,755      -20.62% 1/25/02
                                                        1.25%                 702     7.934323          5,570      -20.66% 1/25/02
                                                        1.30%                 366     7.930578          2,903      -20.69% 1/25/02
                                                        1.35%                 755     7.926832          5,985      -20.73% 1/25/02
                                                        1.40%               2,582     7.923073         20,457      -20.77% 1/25/02
                                                        1.50%                 210     7.915587          1,662      -20.84% 1/25/02
                                                        1.55%                 630     7.911840          4,984      -20.88% 1/25/02
                                                        1.60%               4,160     7.908084         32,898      -20.92% 1/25/02
                                                        1.65%                  98     7.904327            775      -20.96% 1/25/02
                                                        1.75%                  10     7.896831             79      -21.03% 1/25/02
                                                        1.85%               2,599     7.889333         20,504      -21.11% 1/25/02
                                                        1.95%               2,262     7.881827         17,829      -21.18% 1/25/02
                                                        2.05%                 266     7.874340          2,095      -21.26% 1/25/02
                                                        0.95% EV***        17,907     7.917221        141,774      -20.83% 1/25/02
                                                        1.00% EV***         1,544     7.913494         12,218      -20.87% 1/25/02
                                                        1.10% EV***         1,785     7.906022         14,112      -20.94% 1/25/02
                                                        1.15% EV***         2,273     7.902271         17,962      -20.98% 1/25/02
                                                        1.20% EV***            65     7.898532            513      -21.01% 1/25/02
                                                        1.30% EV***         1,816     7.891058         14,330      -21.09% 1/25/02
                                                        1.40% EV***           277     7.883578          2,184      -21.16% 1/25/02
                                                        1.50% EV***           632     7.876096          4,978      -21.24% 1/25/02
                                                        1.55% EV***           264     7.872359          2,078      -21.28% 1/25/02
                                                        1.60% EV***         6,265     7.868623         49,297      -21.31% 1/25/02
                                                        1.65% EV***           760     7.864872          5,977      -21.35% 1/25/02
                                                        1.70% EV***           541     7.861135          4,253      -21.39% 1/25/02
                                                        1.80% EV***           454     7.853646          3,566      -21.46% 1/25/02
                                                        1.95% EV***           213     7.842430          1,670      -21.58% 1/25/02

     Gartmore GVIT Government Bond Fund - Class I
           2002 ....................................    0.95%             230,986    13.78          3,182,988        9.93%
                                                        0.95%          22,330,243    13.777493    307,654,767        9.93%
                                                        1.00%              34,086    13.74            468,343        9.87%
                                                        1.00%          10,709,538    13.741648    147,166,701        9.87%
                                                        1.05%              15,608    13.71            213,988        9.82%
                                                        1.05%           2,141,263    13.705885     29,347,904        9.82%
                                                        1.10%             171,972    12.33          2,120,415        9.76%
                                                        1.10%           3,732,692    12.331593     46,030,039        9.76%
                                                        1.15%              42,966    12.31            528,910        9.71%
                                                        1.15%           1,799,403    12.305129     22,141,886        9.71%
                                                        1.20%               1,901    12.68             24,109        9.65%
                                                        1.20%           8,349,062    12.681945    105,882,345        9.65%
                                                        1.25%              12,205    12.65            154,395        9.60%
                                                        1.25%             746,855    12.654152      9,450,817        9.60%
                                                        1.30%               9,292    12.63            117,358        9.54%
                                                        1.30%           1,567,657    12.626432     19,793,915        9.54%
                                                        1.35%               1,099    12.20             13,410        9.49%
                                                        1.35%           1,739,353    12.199721     21,219,621        9.49%
                                                        1.40%                  64    12.17                782        9.43%
                                                        1.40%           1,381,023    12.173458     16,811,825        9.43%
                                                        1.45%              94,804    12.147237      1,151,607        9.37%
                                                        1.50%             423,985    12.121079      5,139,156        9.32%
                                                        1.55%             401,439    12.094979      4,855,396        9.26%
                                                        1.60%             404,728    12.068906      4,884,624        9.21%
                                                        1.65%             414,130    12.042881      4,987,318        9.15%
                                                        1.70%              83,512    12.387519      1,034,506        9.10%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.75%             323,034    12.364450      3,994,138        9.04%
                                                        1.80%             185,148    12.341436      2,284,992        8.99%
                                                        1.85%              30,404    12.318429        374,530        8.93%
                                                        1.90%              10,109    12.295493        124,295        8.88%
                                                        1.95%               3,311    12.272524         40,634        8.82%
                                                        2.00%              13,625    12.249649        166,901        8.76%
                                                        2.05%              44,756    12.226769        547,221        8.71%
                                                        2.10%               3,532    12.203933         43,104        8.65%
                                                        2.15%                  61    12.181115            743        8.60%
                                                        2.20%              15,925    12.158343        193,622        8.54%
                                                        2.25%              18,910    12.575241        237,798        8.49%
                                                        0.95% EV***     8,714,554    12.185025    106,187,058        9.47%
                                                        1.00% EV***     3,301,418    12.158792     40,141,255        9.41%
                                                        1.05% EV***       442,944    12.132618      5,374,070        9.36%
                                                        1.10% EV***     4,053,934    12.106518     49,079,025        9.30%
                                                        1.15% EV***     1,124,876    12.080430     13,588,986        9.24%
                                                        1.20% EV***       544,410    12.054391      6,562,531        9.19%
                                                        1.25% EV***       352,193    12.234931      4,309,057        9.13%
                                                        1.30% EV***       248,040    12.210330      3,028,650        9.08%
                                                        1.35% EV***       294,259    12.185758      3,585,769        9.02%
                                                        1.40% EV***       395,301    12.161238      4,807,350        8.97%
                                                        1.45% EV***        58,674    12.136782        712,114        8.91%
                                                        1.50% EV***       110,890    12.112327      1,343,136        8.86%
                                                        1.55% EV***       362,801    12.087916      4,385,508        8.80%
                                                        1.60% EV***       155,539    12.063544      1,876,352        8.75%
                                                        1.65% EV***        77,471    12.039218        932,690        8.69%
                                                        1.70% EV***        62,857    12.014922        755,222        8.63%
                                                        1.75% EV***         9,044    11.990668        108,444        8.58%
                                                        1.80% EV***        39,111    11.966428        468,019        8.52%
                                                        1.85% EV***        66,389    11.942243        792,834        8.47%
                                                        1.90% EV***            72    11.918099            858        8.41%
                                                        1.95% EV***        60,571    11.893965        720,429        8.36%
                                                        2.00% EV***         5,288    11.869891         62,768        8.30%
                                                        2.05% EV***            12    11.845836            142        8.25%
                                                        2.10% EV***         9,854    11.821859        116,493        8.19%
                                                        2.15% EV***           939    11.797854         11,078        8.14%
                                                        2.20% EV***         1,149    11.773936         13,528        8.08%

     Gartmore GVIT Government Bond Fund - Class II
           2002 ....................................    1.50%             233,061    10.737803      2,502,563        7.38% 5/1/02
                                                        1.60%              32,114    10.730525        344,600        7.31% 5/1/02
                                                        1.65%             191,592    10.726883      2,055,185        7.27% 5/1/02
                                                        1.75%              26,740    10.719586        286,642        7.20% 5/1/02
                                                        1.80%              17,641    10.715948        189,040        7.16% 5/1/02
                                                        1.90%              33,203    10.708659        355,560        7.09% 5/1/02
                                                        1.95%             109,852    10.705004      1,175,966        7.05% 5/1/02
                                                        2.00%               9,119    10.701357         97,586        7.01% 5/1/02
                                                        2.05%              73,003    10.697710        780,965        6.98% 5/1/02
                                                        2.10%             115,136    10.694067      1,231,272        6.94% 5/1/02
                                                        2.15%               5,051    10.690409         53,997        6.90% 5/1/02
                                                        2.20%              53,719    10.686757        574,082        6.87% 5/1/02
                                                        2.30%                 103    10.679453          1,100        6.79% 5/1/02
                                                        2.35%               1,623    10.675806         17,327        6.76% 5/1/02
                                                        2.45%               6,586    10.668496         70,263        6.68% 5/1/02
                                                        2.50%              27,544    10.664836        293,752        6.65% 5/1/02
                                                        2.60%               9,041    10.657530         96,355        6.58% 5/1/02

     Gartmore GVIT Growth Fund - Class I
           2002 ....................................    0.95%              80,711     5.05            407,593      -29.40%
                                                        0.95%           7,281,145     5.049848     36,768,676      -29.40%
                                                        1.00%              27,810     5.04            140,161      -29.43%
                                                        1.00%           3,884,367     5.036691     19,564,356      -29.43%

                                                         Contract                      Unit        Contract         Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.05%                 730     5.02              3,664      -29.47%
                                                        1.05%             759,983     5.023564      3,817,823      -29.47%
                                                        1.10%             124,425     4.67            581,064      -29.51%
                                                        1.10%             404,992     4.670172      1,891,382      -29.51%
                                                        1.15%              43,769     4.66            203,965      -29.54%
                                                        1.15%             164,194     4.660144        765,168      -29.54%
                                                        1.20%               3,427     4.63             15,867      -29.58%
                                                        1.20%           1,017,853     4.633836      4,716,564      -29.58%
                                                        1.25%               1,330     4.62              6,145      -29.61%
                                                        1.25%             125,455     4.623680        580,064      -29.61%
                                                        1.30%               4,528     4.61             20,873      -29.65%
                                                        1.30%             377,826     4.613524      1,743,109      -29.65%
                                                        1.35%               3,002     4.62             13,871      -29.68%
                                                        1.35%             101,600     4.620133        469,406      -29.68%
                                                        1.40%              72,928     4.610169        336,210      -29.72%
                                                        1.45%              28,266     4.600232        130,030      -29.76%
                                                        1.50%              42,929     4.590315        197,058      -29.79%
                                                        1.55%              21,050     4.580410         96,418      -29.83%
                                                        1.60%              18,693     4.570511         85,437      -29.86%
                                                        1.65%              52,089     4.560642        237,559      -29.90%
                                                        1.70%               3,770     3.469794         13,081      -29.94%
                                                        1.75%              28,241     3.463330         97,808      -29.97%
                                                        1.80%               8,510     3.456859         29,418      -30.01%
                                                        1.85%               1,475     3.450405          5,089      -30.04%
                                                        1.90%               4,346     3.443952         14,967      -30.08%
                                                        1.95%               6,020     3.437514         20,694      -30.11%
                                                        2.05%                 732     3.424662          2,507      -30.19%
                                                        0.95% EV***       810,447     4.589086      3,719,211      -29.81%
                                                        1.00% EV***       335,485     4.579184      1,536,248      -29.85%
                                                        1.05% EV***        15,932     4.569309         72,798      -29.88%
                                                        1.10% EV***       109,765     4.559438        500,467      -29.92%
                                                        1.15% EV***        16,630     4.549585         75,660      -29.95%
                                                        1.20% EV***        23,896     4.539747        108,482      -29.99%
                                                        1.25% EV***        44,527     3.653757        162,691      -30.02%
                                                        1.30% EV***        10,310     3.646383         37,594      -30.06%
                                                        1.35% EV***         9,810     3.639028         35,699      -30.10%
                                                        1.40% EV***        52,825     3.631669        191,843      -30.13%
                                                        1.45% EV***         2,268     3.624344          8,220      -30.17%
                                                        1.50% EV***           608     3.617019          2,199      -30.20%
                                                        1.55% EV***        36,220     3.609706        130,744      -30.24%
                                                        1.60% EV***         3,114     3.602393         11,218      -30.27%
                                                        1.65% EV***           976     3.595112          3,509      -30.31%
                                                        1.70% EV***         7,202     3.587820         25,839      -30.35%
                                                        1.75% EV***         4,143     3.580543         14,834      -30.38%
                                                        1.80% EV***         5,388     3.573299         19,253      -30.42%
                                                        1.85% EV***           631     3.566044          2,250      -30.45%
                                                        1.90% EV***           113     3.558799            402      -30.49%
                                                        2.00% EV***         1,946     3.544360          6,897      -30.56%
                                                        2.05% EV***            38     3.537150            134      -30.60%

     Gartmore GVIT ID Aggressive Fund
           2002 ....................................    0.95%             211,483     8.257845      1,746,394      -17.42% 1/25/02
                                                        1.00%              61,321     8.253964        506,141      -17.46% 1/25/02
                                                        1.05%              10,896     8.250068         89,893      -17.50% 1/25/02
                                                        1.10%              71,131     8.246178        586,559      -17.54% 1/25/02
                                                        1.15%              49,210     8.242281        405,603      -17.58% 1/25/02
                                                        1.20%             140,939     8.238400      1,161,112      -17.62% 1/25/02
                                                        1.25%             196,110     8.234496      1,614,867      -17.66% 1/25/02
                                                        1.30%               7,111     8.230619         58,528      -17.69% 1/25/02
                                                        1.35%              34,043     8.226725        280,062      -17.73% 1/25/02
                                                        1.40%              53,463     8.222834        439,617      -17.77% 1/25/02
                                                        1.45%                 142     8.218945          1,167      -17.81% 1/25/02
                                                        1.50%              32,913     8.215054        270,382      -17.85% 1/25/02
                                                        1.55%               6,756     8.211169         55,475      -17.89% 1/25/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit        Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.60%              26,177     8.207270        214,842      -17.93% 1/25/02
                                                        1.65%              65,572     8.203385        537,912      -17.97% 1/25/02
                                                        1.70%                 139     8.199498          1,140      -18.01% 1/25/02
                                                        1.75%              15,265     8.100685        123,657      -19.92%
                                                        1.80%              38,212     8.191707        313,022      -18.08% 1/25/02
                                                        1.85%                 124     8.187819          1,015      -18.12% 1/25/02
                                                        1.95%               6,570     8.180038         53,743      -18.20% 1/25/02
                                                        2.05%              26,952     8.172252        220,259      -18.28% 1/25/02
                                                        2.10%              17,779     8.168360        145,225      -18.32% 1/25/02
                                                        2.20%              17,097     8.160577        139,521      -18.39% 1/25/02
                                                        2.50%                 309     8.137219          2,514      -18.63% 1/25/02
                                                        2.60%              12,165     8.129430         98,895      -18.71% 1/25/02
                                                        0.95% EV***       131,832     8.219544      1,083,599      -17.80% 1/25/02
                                                        1.00% EV***        40,016     8.215667        328,758      -17.84% 1/25/02
                                                        1.05% EV***           646     8.211785          5,305      -17.88% 1/25/02
                                                        1.10% EV***       120,050     8.207911        985,360      -17.92% 1/25/02
                                                        1.15% EV***        36,515     8.204035        299,570      -17.96% 1/25/02
                                                        1.20% EV***        18,735     8.200153        153,630      -18.00% 1/25/02
                                                        1.25% EV***        17,359     8.196271        142,279      -18.04% 1/25/02
                                                        1.30% EV***           234     8.192390          1,917      -18.08% 1/25/02
                                                        1.35% EV***         3,637     8.188502         29,782      -18.11% 1/25/02
                                                        1.40% EV***        24,842     8.184619        203,322      -18.15% 1/25/02
                                                        1.50% EV***         1,804     8.176858         14,751      -18.23% 1/25/02
                                                        1.55% EV***        14,688     8.172973        120,045      -18.27% 1/25/02
                                                        1.60% EV***        20,396     8.169093        166,617      -18.31% 1/25/02
                                                        1.65% EV***         4,857     8.165206         39,658      -18.35% 1/25/02
                                                        1.80% EV***         4,691     8.153554         38,248      -18.46% 1/25/02
                                                        1.95% EV***         2,216     8.141922         18,042      -18.58% 1/25/02
                                                        2.20% EV***           115     8.122498            934      -18.78% 1/25/02

     Gartmore GVIT ID Conservative Fund
           2002 ....................................    0.95%             981,020     9.961441      9,772,373       -0.39% 1/25/02
                                                        1.00%             482,454     9.956760      4,803,679       -0.43% 1/25/02
                                                        1.05%              62,139     9.952068        618,412       -0.48% 1/25/02
                                                        1.10%             322,607     9.947392      3,209,098       -0.53% 1/25/02
                                                        1.15%             296,558     9.942704      2,948,588       -0.57% 1/25/02
                                                        1.20%             623,429     9.938018      6,195,649       -0.62% 1/25/02
                                                        1.25%             171,269     9.933326      1,701,271       -0.67% 1/25/02
                                                        1.30%             115,009     9.928642      1,141,883       -0.71% 1/25/02
                                                        1.35%             240,642     9.923961      2,388,122       -0.76% 1/25/02
                                                        1.40%             134,040     9.919273      1,329,579       -0.81% 1/25/02
                                                        1.45%                   3     9.914588             30       -0.85% 1/25/02
                                                        1.50%              74,508     9.909899        738,367       -0.90% 1/25/02
                                                        1.55%              34,497     9.905214        341,700       -0.95% 1/25/02
                                                        1.60%             181,709     9.900522      1,799,014       -0.99% 1/25/02
                                                        1.65%              51,206     9.895838        506,726       -1.04% 1/25/02
                                                        1.70%              19,756     9.891153        195,410       -1.09% 1/25/02
                                                        1.75%             112,452     9.903364      1,113,653       -1.35%
                                                        1.80%              42,630     9.881785        421,260       -1.18% 1/25/02
                                                        1.85%               1,021     9.877095         10,085       -1.23% 1/25/02
                                                        1.90%                 672     9.872402          6,634       -1.28% 1/25/02
                                                        1.95%              12,159     9.867718        119,982       -1.32% 1/25/02
                                                        2.00%               4,897     9.863036         48,299       -1.37% 1/25/02
                                                        2.05%                 803     9.858342          7,916       -1.42% 1/25/02
                                                        2.10%              20,599     9.853651        202,975       -1.46% 1/25/02
                                                        2.20%              36,403     9.844280        358,361       -1.56% 1/25/02
                                                        2.35%                 719     9.830211          7,068       -1.70% 1/25/02
                                                        2.50%                 216     9.816143          2,120       -1.84% 1/25/02
                                                        2.60%               1,598     9.806753         15,671       -1.93% 1/25/02
                                                        0.95% EV***       872,068     9.919532      8,650,506       -0.80% 1/25/02
                                                        1.00% EV***       326,112     9.914861      3,233,355       -0.85% 1/25/02
                                                        1.05% EV***        76,756     9.910174        760,665       -0.90% 1/25/02

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.10% EV***       360,079     9.905506      3,566,765      -0.94% 1/25/02
                                                        1.15% EV***       208,514     9.900832      2,064,462      -0.99% 1/25/02
                                                        1.20% EV***       150,900     9.896151      1,493,329      -1.04% 1/25/02
                                                        1.25% EV***        23,667     9.891480        234,102      -1.09% 1/25/02
                                                        1.30% EV***        16,311     9.886812        161,264      -1.13% 1/25/02
                                                        1.35% EV***         7,810     9.882129         77,179      -1.18% 1/25/02
                                                        1.40% EV***       120,350     9.877456      1,188,752      -1.23% 1/25/02
                                                        1.50% EV***        39,425     9.868100        389,050      -1.32% 1/25/02
                                                        1.55% EV***         7,877     9.863421         77,694      -1.37% 1/25/02
                                                        1.60% EV***        24,102     9.858748        237,616      -1.41% 1/25/02
                                                        1.65% EV***         1,961     9.854068         19,324      -1.46% 1/25/02
                                                        1.70% EV***         3,666     9.849392         36,108      -1.51% 1/25/02
                                                        1.80% EV***         1,888     9.840029         18,578      -1.60% 1/25/02
                                                        1.85% EV***            57     9.835356            561      -1.65% 1/25/02
                                                        2.15% EV***        12,302     9.807290        120,649      -1.93% 1/25/02
                                                        2.20% EV***           124     9.802611          1,216      -1.97% 1/25/02

     Gartmore GVIT ID Moderate Fund
           2002 ....................................    0.95%           2,892,694     9.059272     26,205,702      -9.41% 1/25/02
                                                        1.00%             712,296     9.055000      6,449,840      -9.45% 1/25/02
                                                        1.05%             119,490     9.050748      1,081,474      -9.49% 1/25/02
                                                        1.10%             834,790     9.046478      7,551,909      -9.54% 1/25/02
                                                        1.15%             471,314     9.042222      4,261,726      -9.58% 1/25/02
                                                        1.20%           1,500,283     9.037949     13,559,481      -9.62% 1/25/02
                                                        1.25%             226,684     9.033690      2,047,793      -9.66% 1/25/02
                                                        1.30%             248,869     9.029424      2,247,144      -9.71% 1/25/02
                                                        1.35%             540,441     9.025163      4,877,568      -9.75% 1/25/02
                                                        1.40%             592,513     9.020903      5,345,002      -9.79% 1/25/02
                                                        1.45%              16,536     9.016631        149,099      -9.83% 1/25/02
                                                        1.50%             216,204     9.012363      1,948,509      -9.88% 1/25/02
                                                        1.55%             144,364     9.008104      1,300,446      -9.92% 1/25/02
                                                        1.60%             291,504     9.003831      2,624,653      -9.96% 1/25/02
                                                        1.65%             187,984     8.999570      1,691,775     -10.00% 1/25/02
                                                        1.70%              27,670     8.995312        248,900     -10.05% 1/25/02
                                                        1.75%             243,404     8.943444      2,176,870     -11.18%
                                                        1.80%              75,939     8.986775        682,447     -10.13% 1/25/02
                                                        1.85%              92,092     8.982505        827,217     -10.17% 1/25/02
                                                        1.90%              59,028     8.978240        529,968     -10.22% 1/25/02
                                                        1.95%              85,937     8.973976        771,197     -10.26% 1/25/02
                                                        2.00%               7,447     8.969704         66,797     -10.30% 1/25/02
                                                        2.05%              27,341     8.965450        245,124     -10.35% 1/25/02
                                                        2.10%              60,566     8.961185        542,743     -10.39% 1/25/02
                                                        2.15%              35,154     8.956898        314,871     -10.43% 1/25/02
                                                        2.20%              82,019     8.952638        734,286     -10.47% 1/25/02
                                                        2.25%               7,756     8.948375         69,404     -10.52% 1/25/02
                                                        2.35%              10,566     8.939839         94,458     -10.60% 1/25/02
                                                        2.45%              11,956     8.931301        106,783     -10.69% 1/25/02
                                                        2.50%              22,951     8.927038        204,884     -10.73% 1/25/02
                                                        2.60%               9,783     8.918491         87,250     -10.82% 1/25/02
                                                        0.95% EV***     1,450,391     9.019191     13,081,353      -9.81% 1/25/02
                                                        1.00% EV***       331,691     9.014932      2,990,172      -9.85% 1/25/02
                                                        1.05% EV***        46,189     9.010686        416,195      -9.89% 1/25/02
                                                        1.10% EV***       654,653     9.006429      5,896,086      -9.94% 1/25/02
                                                        1.15% EV***       217,899     9.002175      1,961,565      -9.98% 1/25/02
                                                        1.20% EV***        83,185     8.997918        748,492     -10.02% 1/25/02
                                                        1.25% EV***        98,393     8.993661        884,913     -10.06% 1/25/02
                                                        1.30% EV***        75,131     8.989407        675,383     -10.11% 1/25/02
                                                        1.35% EV***        35,412     8.985154        318,182     -10.15% 1/25/02
                                                        1.40% EV***       219,903     8.980896      1,974,926     -10.19% 1/25/02
                                                        1.45% EV***         2,864     8.976637         25,709     -10.23% 1/25/02
                                                        1.50% EV***        39,158     8.972386        351,341     -10.28% 1/25/02
                                                        1.55% EV***        77,168     8.968140        692,053     -10.32% 1/25/02
                                                        1.60% EV***       103,151     8.963872        924,632     -10.36% 1/25/02
                                                        1.65% EV***         7,600     8.959614         68,093     -10.40% 1/25/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                    Unit         Contract        Total
                                                       Expense Rate*      Units    Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------

                                                        1.70% EV***        13,253     8.955354        118,685      -10.45% 1/25/02
                                                        1.75% EV***        27,409     8.951100        245,341      -10.49% 1/25/02
                                                        1.80% EV***         1,163     8.946849         10,405      -10.53% 1/25/02
                                                        1.85% EV***         2,452     8.942594         21,927      -10.57% 1/25/02
                                                        1.95% EV***         4,400     8.934077         39,310      -10.66% 1/25/02
                                                        2.00% EV***         1,562     8.929825         13,948      -10.70% 1/25/02
                                                        2.20% EV***           125     8.912791          1,114      -10.87% 1/25/02

     Gartmore GVIT ID Moderately Aggressive Fund
           2002 ....................................    0.95%             905,810     8.610682      7,799,642      -13.89% 1/25/02
                                                        1.00%             129,149     8.606630      1,111,538      -13.93% 1/25/02
                                                        1.05%              24,273     8.602581        208,810      -13.97% 1/25/02
                                                        1.10%             346,827     8.598521      2,982,199      -14.01% 1/25/02
                                                        1.15%             392,470     8.594465      3,373,070      -14.06% 1/25/02
                                                        1.20%             424,830     8.590418      3,649,467      -14.10% 1/25/02
                                                        1.25%             209,190     8.586354      1,796,179      -14.14% 1/25/02
                                                        1.30%              73,215     8.582311        628,354      -14.18% 1/25/02
                                                        1.35%             241,227     8.578257      2,069,307      -14.22% 1/25/02
                                                        1.40%             450,847     8.574196      3,865,651      -14.26% 1/25/02
                                                        1.45%              17,412     8.570137        149,223      -14.30% 1/25/02
                                                        1.50%             189,325     8.566085      1,621,774      -14.34% 1/25/02
                                                        1.55%             134,776     8.562027      1,153,956      -14.38% 1/25/02
                                                        1.60%             196,296     8.557964      1,679,894      -14.42% 1/25/02
                                                        1.65%             142,170     8.553922      1,216,111      -14.46% 1/25/02
                                                        1.70%               9,984     8.549857         85,362      -14.50% 1/25/02
                                                        1.75%             151,532     8.481877      1,285,276      -16.08%
                                                        1.80%              47,793     8.541750        408,236      -14.58% 1/25/02
                                                        1.85%               8,050     8.537693         68,728      -14.62% 1/25/02
                                                        1.90%              22,407     8.533634        191,213      -14.66% 1/25/02
                                                        1.95%              78,894     8.529580        672,933      -14.70% 1/25/02
                                                        2.00%               8,308     8.525519         70,830      -14.74% 1/25/02
                                                        2.05%             114,425     8.521461        975,068      -14.79% 1/25/02
                                                        2.10%              34,071     8.517407        290,197      -14.83% 1/25/02
                                                        2.15%              21,275     8.513348        181,121      -14.87% 1/25/02
                                                        2.20%              56,432     8.509285        480,196      -14.91% 1/25/02
                                                        2.25%               2,819     8.505236         23,976      -14.95% 1/25/02
                                                        2.35%               2,481     8.497120         21,081      -15.03% 1/25/02
                                                        2.45%               7,400     8.489003         62,819      -15.11% 1/25/02
                                                        2.50%               3,429     8.484943         29,095      -15.15% 1/25/02
                                                        2.60%              19,707     8.476822        167,053      -15.23% 1/25/02
                                                        0.95% EV***       456,700     8.571613      3,914,656      -14.28% 1/25/02
                                                        1.00% EV***       103,810     8.567575        889,400      -14.32% 1/25/02
                                                        1.05% EV***        25,305     8.563532        216,700      -14.36% 1/25/02
                                                        1.10% EV***       225,873     8.559483      1,933,356      -14.41% 1/25/02
                                                        1.15% EV***        77,000     8.555434        658,768      -14.45% 1/25/02
                                                        1.20% EV***        22,353     8.551388        191,149      -14.49% 1/25/02
                                                        1.25% EV***        20,215     8.547343        172,785      -14.53% 1/25/02
                                                        1.30% EV***         9,959     8.543302         85,083      -14.57% 1/25/02
                                                        1.35% EV***        16,675     8.539249        142,392      -14.61% 1/25/02
                                                        1.40% EV***       149,961     8.535204      1,279,948      -14.65% 1/25/02
                                                        1.45% EV***        12,255     8.531150        104,549      -14.69% 1/25/02
                                                        1.50% EV***        24,475     8.527119        208,701      -14.73% 1/25/02
                                                        1.55% EV***        51,257     8.523067        436,867      -14.77% 1/25/02
                                                        1.60% EV***         2,164     8.519021         18,435      -14.81% 1/25/02
                                                        1.65% EV***         5,633     8.514975         47,965      -14.85% 1/25/02
                                                        1.70% EV***         2,713     8.510923         23,090      -14.89% 1/25/02
                                                        1.75% EV***        14,799     8.506884        125,893      -14.93% 1/25/02
                                                        1.80% EV***         7,259     8.502826         61,722      -14.97% 1/25/02
                                                        1.85% EV***         3,522     8.498787         29,933      -15.01% 1/25/02
                                                        1.95% EV***        26,100     8.490684        221,607      -15.09% 1/25/02

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------

                                                        2.10% EV***         4,721     8.478544         40,027      -15.21% 1/25/02
                                                        2.20% EV***         1,073     8.470445          9,089      -15.30% 1/25/02
                                                        2.40% EV***           171     8.454245          1,446      -15.46% 1/25/02

     Gartmore GVIT ID Moderately Conservative Fund
           2002 ....................................    0.95%           1,218,823     9.557034     11,648,333       -4.43% 1/25/02
                                                        1.00%             591,293     9.552540      5,648,350       -4.47% 1/25/02
                                                        1.05%              56,368     9.548043        538,204       -4.52% 1/25/02
                                                        1.10%             491,319     9.543547      4,688,926       -4.56% 1/25/02
                                                        1.15%             333,770     9.539048      3,183,848       -4.61% 1/25/02
                                                        1.20%             642,432     9.534557      6,125,305       -4.65% 1/25/02
                                                        1.25%              98,468     9.530058        938,406       -4.70% 1/25/02
                                                        1.30%              98,474     9.525559        938,020       -4.74% 1/25/02
                                                        1.35%             248,909     9.521061      2,369,878       -4.79% 1/25/02
                                                        1.40%             245,001     9.516564      2,331,568       -4.83% 1/25/02
                                                        1.45%               3,007     9.512081         28,603       -4.88% 1/25/02
                                                        1.50%             150,908     9.507569      1,434,768       -4.92% 1/25/02
                                                        1.55%              40,828     9.503076        387,992       -4.97% 1/25/02
                                                        1.60%             197,082     9.498578      1,871,999       -5.01% 1/25/02
                                                        1.65%              70,316     9.494075        667,585       -5.06% 1/25/02
                                                        1.70%              47,806     9.489589        453,659       -5.10% 1/25/02
                                                        1.75%             200,634     9.473594      1,900,725       -5.83%
                                                        1.80%             170,259     9.480584      1,614,155       -5.19% 1/25/02
                                                        1.85%              53,092     9.476086        503,104       -5.24% 1/25/02
                                                        1.90%              10,204     9.471588         96,648       -5.28% 1/25/02
                                                        1.95%              58,865     9.467085        557,280       -5.33% 1/25/02
                                                        2.00%              17,775     9.462587        168,197       -5.37% 1/25/02
                                                        2.05%              48,849     9.458089        462,018       -5.42% 1/25/02
                                                        2.10%              27,595     9.453586        260,872       -5.46% 1/25/02
                                                        2.15%               5,735     9.449094         54,191       -5.51% 1/25/02
                                                        2.20%               9,120     9.444587         86,135       -5.55% 1/25/02
                                                        2.35%                 559     9.431089          5,272       -5.69% 1/25/02
                                                        2.50%               4,423     9.417585         41,654       -5.82% 1/25/02
                                                        2.60%               6,486     9.408587         61,024       -5.91% 1/25/02
                                                        0.95% EV***       795,899     9.515918      7,573,710       -4.84% 1/25/02
                                                        1.00% EV***       296,907     9.511425      2,824,009       -4.89% 1/25/02
                                                        1.05% EV***       101,452     9.506947        964,499       -4.93% 1/25/02
                                                        1.10% EV***       429,344     9.502455      4,079,822       -4.98% 1/25/02
                                                        1.15% EV***       146,811     9.497966      1,394,406       -5.02% 1/25/02
                                                        1.20% EV***        69,712     9.493482        661,810       -5.07% 1/25/02
                                                        1.25% EV***        51,196     9.489000        485,799       -5.11% 1/25/02
                                                        1.30% EV***        24,771     9.484502        234,941       -5.15% 1/25/02
                                                        1.35% EV***        24,775     9.480008        234,867       -5.20% 1/25/02
                                                        1.40% EV***        40,935     9.475531        387,881       -5.24% 1/25/02
                                                        1.45% EV***         6,596     9.471044         62,471       -5.29% 1/25/02
                                                        1.50% EV***        10,365     9.466558         98,121       -5.33% 1/25/02
                                                        1.55% EV***        17,027     9.462062        161,111       -5.38% 1/25/02
                                                        1.60% EV***        38,794     9.457574        366,897       -5.42% 1/25/02
                                                        1.65% EV***         1,926     9.453079         18,207       -5.47% 1/25/02
                                                        1.70% EV***        42,288     9.448601        399,562       -5.51% 1/25/02
                                                        1.75% EV***         3,095     9.444104         29,230       -5.56% 1/25/02
                                                        1.80% EV***        11,892     9.439620        112,256       -5.60% 1/25/02
                                                        1.85% EV***            69     9.435135            651       -5.65% 1/25/02
                                                        2.20% EV***           124     9.403701          1,166       -5.96% 1/25/02

     Gartmore GVIT International Growth Fund - Class I
           2002 ....................................    0.95%              67,062     4.902449        328,768      -24.83%
                                                        1.00%               1,125     4.90              5,513      -24.86%
                                                        1.00%              11,289     4.896891         55,281      -24.86%
                                                        1.05%               6,763     4.891314         33,080      -24.90%
                                                        1.10%               4,832     4.885747         23,608      -24.94%
                                                        1.15%               6,763     4.880201         33,005      -24.98%
                                                        1.20%              20,760     4.874649        101,198      -25.02%
                                                        1.25%               5,005     4.869101         24,370      -25.05%
                                                        1.30%               6,787     4.863546         33,009      -25.09%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.35%               4,934     4.858005         23,969      -25.13%
                                                        1.40%               3,301     4.852467         16,018      -25.17%
                                                        1.45%                 621     4.846917          3,010      -25.21%
                                                        1.50%               1,458     4.841394          7,059      -25.25%
                                                        1.55%                 929     4.835860          4,493      -25.28%
                                                        1.65%                 710     4.824815          3,426      -25.36%
                                                        1.80%               1,496     4.808265          7,193      -25.47%
                                                        1.85%               2,930     4.802762         14,072      -25.51%
                                                        0.95% EV***        39,127     4.506618        176,330      -25.27%
                                                        1.00% EV***         1,650     4.501276          7,427      -25.31%
                                                        1.10% EV***         9,331     4.490578         41,902      -25.39%
                                                        1.15% EV***        15,032     4.485228         67,422      -25.42%
                                                        1.20% EV***           801     4.479898          3,588      -25.46%
                                                        1.25% EV***        10,067     4.474563         45,045      -25.50%
                                                        1.35% EV***           237     4.463918          1,058      -25.58%
                                                        1.40% EV***         2,855     4.458595         12,729      -25.61%
                                                        1.45% EV***         1,187     4.453274          5,286      -25.65%
                                                        1.65% EV***           111     4.432033            492      -25.80%

     Gartmore GVIT International Growth Fund - Class III
           2002 ....................................    0.95%              31,496     7.785605        245,215      -22.14% 5/1/02
                                                        1.00%               7,025     7.782980         54,675      -22.17% 5/1/02
                                                        1.05%               3,137     7.780338         24,407      -22.20% 5/1/02
                                                        1.10%              25,503     7.777707        198,355      -22.22% 5/1/02
                                                        1.15%               9,145     7.775080         71,103      -22.25% 5/1/02
                                                        1.20%              34,899     7.772433        271,250      -22.28% 5/1/02
                                                        1.25%               2,276     7.769802         17,684      -22.30% 5/1/02
                                                        1.30%                  69     7.767159            536      -22.33% 5/1/02
                                                        1.35%               7,373     7.764530         57,248      -22.35% 5/1/02
                                                        1.40%               9,181     7.761892         71,262      -22.38% 5/1/02
                                                        1.50%               2,786     7.756602         21,610      -22.43% 5/1/02
                                                        1.55%                  57     7.753975            442      -22.46% 5/1/02
                                                        1.60%               3,026     7.751335         23,456      -22.49% 5/1/02
                                                        1.65%               1,642     7.748697         12,723      -22.51% 5/1/02
                                                        1.75%                 207     7.743411          1,603      -22.57% 5/1/02
                                                        1.80%               1,536     7.740771         11,890      -22.59% 5/1/02
                                                        1.85%               1,597     7.738127         12,358      -22.62% 5/1/02
                                                        2.05%                 547     7.727570          4,227      -22.72% 5/1/02
                                                        0.95% EV***        25,533     7.757886        198,082      -22.42% 5/1/02
                                                        1.00% EV***           598     7.755254          4,638      -22.45% 5/1/02
                                                        1.05% EV***           887     7.752625          6,877      -22.47% 5/1/02
                                                        1.10% EV***        17,086     7.749993        132,416      -22.50% 5/1/02
                                                        1.15% EV***         6,337     7.747355         49,095      -22.53% 5/1/02
                                                        1.20% EV***           940     7.744732          7,280      -22.55% 5/1/02
                                                        1.25% EV***           662     7.742100          5,125      -22.58% 5/1/02
                                                        1.30% EV***         1,561     7.739466         12,081      -22.61% 5/1/02
                                                        1.35% EV***           270     7.736834          2,089      -22.63% 5/1/02
                                                        1.40% EV***           359     7.734199          2,777      -22.66% 5/1/02
                                                        1.45% EV***            21     7.731569            162      -22.68% 5/1/02
                                                        1.60% EV***            96     7.723667            741      -22.76% 5/1/02

     Gartmore GVIT J.P.Morgan Balanced Fund - Class I
           2002 ....................................    0.95%              78,499     8.86            695,499      -13.15%
                                                        0.95%           4,516,114     8.861586     40,019,933      -13.15%
                                                        1.00%              20,443     8.84            180,719      -13.19%
                                                        1.00%           2,052,713     8.838517     18,142,939      -13.19%
                                                        1.05%                 204     8.82              1,801      -13.23%
                                                        1.05%             412,934     8.815516      3,640,226      -13.23%
                                                        1.10%              47,849     8.67            414,851      -13.28%
                                                        1.10%             602,906     8.672706      5,228,826      -13.28%
                                                        1.15%               7,647     8.65             66,144      -13.32%
                                                        1.15%             283,239     8.654097      2,451,178      -13.32%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.20%               1,364     8.71              11,884     -13.37%
                                                        1.20%           1,537,138     8.714584      13,395,518     -13.37%
                                                        1.25%               1,105     8.70               9,611     -13.41%
                                                        1.25%             159,279     8.695502       1,385,011     -13.41%
                                                        1.30%                 132     8.68               1,149     -13.45%
                                                        1.30%             275,500     8.676428       2,390,356     -13.45%
                                                        1.35%                 275     8.58               2,357     -13.50%
                                                        1.35%             265,962     8.579903       2,281,928     -13.50%
                                                        1.40%             322,244     8.561448       2,758,875     -13.54%
                                                        1.45%              14,422     8.543005         123,207     -13.58%
                                                        1.50%              71,661     8.524600         610,881     -13.63%
                                                        1.55%              79,559     8.506213         676,746     -13.67%
                                                        1.60%              33,806     8.487853         286,940     -13.72%
                                                        1.65%              60,265     8.469553         510,418     -13.76%
                                                        1.70%               5,739     7.580114          43,502     -13.80%
                                                        1.75%              86,915     7.565979         657,597     -13.85%
                                                        1.80%              34,228     7.551894         258,486     -13.89%
                                                        1.85%              18,093     7.537812         136,382     -13.94%
                                                        1.90%               1,104     7.523744           8,306     -13.98%
                                                        1.95%               5,333     7.509706          40,049     -14.02%
                                                        2.00%                 548     7.495672           4,108     -14.07%
                                                        2.05%               3,284     7.481673          24,570     -14.11%
                                                        2.20%               1,455     7.439775          10,825     -14.24%
                                                        0.95% EV***     1,412,559     8.556845      12,087,048     -13.58%
                                                        1.00% EV***       707,935     8.538421       6,044,647     -13.62%
                                                        1.05% EV***        66,842     8.520007         569,494     -13.67%
                                                        1.10% EV***       660,303     8.501658       5,613,670     -13.71%
                                                        1.15% EV***       133,569     8.483326       1,133,109     -13.75%
                                                        1.20% EV***        88,359     8.465026         747,961     -13.80%
                                                        1.25% EV***        65,211     7.905986         515,557     -13.84%
                                                        1.30% EV***        44,463     7.890093         350,817     -13.88%
                                                        1.35% EV***        19,794     7.874197         155,862     -13.93%
                                                        1.40% EV***        90,422     7.858333         710,566     -13.97%
                                                        1.45% EV***        14,406     7.842505         112,979     -14.02%
                                                        1.50% EV***        25,534     7.826684         199,847     -14.06%
                                                        1.55% EV***        66,378     7.810904         518,472     -14.10%
                                                        1.60% EV***        18,919     7.795141         147,476     -14.15%
                                                        1.65% EV***         3,318     7.779391          25,812     -14.19%
                                                        1.70% EV***        33,882     7.763676         263,049     -14.24%
                                                        1.75% EV***         8,224     7.747988          63,719     -14.28%
                                                        1.80% EV***         4,431     7.732300          34,262     -14.32%
                                                        1.85% EV***        30,144     7.716674         232,611     -14.37%
                                                        1.90% EV***           251     7.701048           1,933     -14.41%
                                                        1.95% EV***        67,407     7.685444         518,053     -14.46%
                                                        2.10% EV***         3,279     7.638811          25,048     -14.59%
                                                        2.20% EV***         1,265     7.607799           9,624     -14.67%

     Gartmore GVIT MAS Multi Sector Bond Fund - Class I
           2002 ....................................    0.95%           4,277,313    11.827658      50,590,595       6.19%
                                                        0.95%              15,636    11.83             184,968       6.19%
                                                        1.00%           1,781,759    11.796914      21,019,258       6.14%
                                                        1.00%               2,090    11.80              24,666       6.14%
                                                        1.05%             414,367    11.766225       4,875,535       6.08%
                                                        1.10%             398,238    11.748112       4,678,545       6.03%
                                                        1.10%               6,253    11.75              73,478       6.03%
                                                        1.15%             271,670    11.722912       3,184,764       5.97%
                                                        1.15%               2,644    11.72              30,993       5.97%
                                                        1.20%           1,883,056    11.962673      22,526,383       5.92%
                                                        1.25%             119,865    11.936481       1,430,766       5.87%
                                                        1.25%                 812    11.94               9,692       5.87%
                                                        1.30%             319,949    11.910299       3,810,688       5.81%
                                                        1.30%                 600    11.91               7,145       5.81%
                                                        1.35%             257,706    11.622486       2,995,184       5.76%
                                                        1.40%             193,636    11.597439       2,245,682       5.71%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.45%              25,148    11.572500        291,025       5.65%
                                                        1.50%              86,857    11.547565      1,002,987       5.60%
                                                        1.55%              25,186    11.522667        290,210       5.55%
                                                        1.60%              39,472    11.497820        453,842       5.49%
                                                        1.65%              94,819    11.473014      1,087,860       5.44%
                                                        1.70%              18,209    11.094926        202,028       5.39%
                                                        1.75%              71,250    11.074251        789,040       5.33%
                                                        1.80%              33,477    11.053628        370,042       5.28%
                                                        1.85%               7,050    11.033027         77,783       5.22%
                                                        1.90%               4,068    11.012457         44,799       5.17%
                                                        1.95%              17,753    10.991915        195,139       5.12%
                                                        2.00%                 498    10.971409          5,464       5.06%
                                                        2.05%              33,045    10.950902        361,873       5.01%
                                                        2.10%               2,317    10.930457         25,326       4.96%
                                                        2.15%               1,301    10.909995         14,194       4.90%
                                                        2.20%              22,426    10.889602        244,210       4.85%
                                                        2.25%                 245    11.108153          2,721       4.80%
                                                        2.35%               3,529    11.074752         39,083       4.69%
                                                        2.45%               4,992    11.041436         55,119       4.58%
                                                        2.50%               2,107    11.024795         23,229       4.53%
                                                        2.60%               3,218    10.991542         35,371       4.42%
                                                        0.95% EV***     1,797,910    11.605268     20,865,227       5.73%
                                                        1.00% EV***       585,244    11.580302      6,777,302       5.67%
                                                        1.05% EV***        92,862    11.555359      1,073,054       5.62%
                                                        1.10% EV***       430,130    11.530468      4,959,600       5.56%
                                                        1.15% EV***       134,009    11.505637      1,541,859       5.51%
                                                        1.20% EV***        78,793    11.480839        904,610       5.46%
                                                        1.25% EV***        89,744    11.321347      1,016,023       5.40%
                                                        1.30% EV***        31,348    11.298603        354,189       5.35%
                                                        1.35% EV***        27,464    11.275877        309,681       5.30%
                                                        1.40% EV***       100,516    11.253186      1,131,125       5.24%
                                                        1.45% EV***         5,273    11.230520         59,219       5.19%
                                                        1.50% EV***         8,311    11.207887         93,149       5.14%
                                                        1.55% EV***        18,149    11.185301        203,002       5.08%
                                                        1.60% EV***        21,781    11.162742        243,136       5.03%
                                                        1.65% EV***           512    11.140212          5,704       4.98%
                                                        1.70% EV***        12,896    11.117715        143,374       4.92%
                                                        1.75% EV***         2,054    11.095274         22,790       4.87%
                                                        1.80% EV***            19    11.072869            210       4.81%
                                                        1.85% EV***         3,676    11.050460         40,621       4.76%
                                                        2.15% EV***         1,716    10.916883         18,733       4.44%

     Gartmore GVIT Money Market Fund - Class I
           2002 ....................................    0.95%          24,651,649    11.786146    290,547,934       0.25%
                                                        0.95%             134,863    11.79          1,590,036       0.25%
                                                        1.00%          10,413,760    11.755442    122,418,352       0.20%
                                                        1.00%              21,921    11.76            257,790       0.20%
                                                        1.05%           2,033,965    11.724794     23,847,821       0.15%
                                                        1.05%                 195    11.72              2,285       0.15%
                                                        1.10%           3,363,811    11.259085     37,873,434       0.10%
                                                        1.10%             126,518    11.26          1,424,588       0.10%
                                                        1.15%           1,441,743    11.234913     16,197,857       0.05%
                                                        1.15%               8,877    11.23             99,690       0.05%
                                                        1.20%          20,596,334    11.247296    231,653,065       0.00%
                                                        1.20%                 439    11.25              4,935       0.00%
                                                        1.25%             891,597    11.222643     10,006,075     - 0.05%
                                                        1.25%               8,452    11.22             94,831     - 0.05%
                                                        1.30%           2,393,499    11.198034     26,802,483     - 0.10%
                                                        1.30%                 682    11.20              7,640     - 0.10%
                                                        1.35%           2,487,684    11.138565     27,709,230     - 0.15%
                                                        1.35%               1,021    11.14             11,371     - 0.15%
                                                        1.40%           1,408,229    11.114578     15,651,871     - 0.21%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                         1.40%              5,447    11.11             60,515      -0.21%
                                                         1.45%            120,031    11.090636      1,331,220      -0.26%
                                                         1.50%          1,054,651    11.066732     11,671,540      -0.31%
                                                         1.55%            231,385    11.042864      2,555,153      -0.36%
                                                         1.60%            442,072    11.019038      4,871,208      -0.41%
                                                         1.65%            463,864    10.995248      5,100,300      -0.46%
                                                         1.70%            165,675    10.781517      1,786,228      -0.51%
                                                         1.75%            356,576    10.761392      3,837,254      -0.56%
                                                         1.80%            187,924    10.741301      2,018,548      -0.61%
                                                         1.85%             45,700    10.721236        489,960      -0.66%
                                                         1.90%             14,163    10.701197        151,561      -0.71%
                                                         1.95%             53,573    10.681191        572,223      -0.76%
                                                         2.00%             12,329    10.661204        131,442      -0.81%
                                                         2.05%            129,130    10.641254      1,374,105      -0.86%
                                                         2.10%             42,404    10.621324        450,387      -0.91%
                                                         2.15%             19,759    10.601417        209,473      -0.96%
                                                         2.20%             73,805    10.581548        780,971      -1.02%
                                                         2.25%              2,152    10.384079         22,347      -1.07%
                                                         2.35%              1,915    10.352242         19,825      -1.17%
                                                         2.45%              3,871    10.320468         39,951      -1.27%
                                                         2.60%              7,648    10.272935         78,567      -1.42%
                                                         0.95% EV***   10,258,562    11.122495    114,100,805      -0.20%
                                                         1.00% EV***    5,265,196    11.098547     58,436,025      -0.25%
                                                         1.05% EV***      781,742    11.074636      8,657,508      -0.30%
                                                         1.10% EV***    4,496,631    11.050766     49,691,217      -0.35%
                                                         1.15% EV***    1,445,619    11.026936     15,940,748      -0.40%
                                                         1.20% EV***      477,874    11.003146      5,258,117      -0.45%
                                                         1.25% EV***      566,483    10.920665      6,186,371      -0.50%
                                                         1.30% EV***      190,123    10.898006      2,071,962      -0.55%
                                                         1.35% EV***      162,159    10.875380      1,763,541      -0.60%
                                                         1.40% EV***      518,276    10.852791      5,624,741      -0.65%
                                                         1.45% EV***      125,417    10.830237      1,358,296      -0.70%
                                                         1.50% EV***      146,183    10.807716      1,579,904      -0.75%
                                                         1.55% EV***      283,511    10.785241      3,057,734      -0.80%
                                                         1.60% EV***       80,023    10.762794        861,271      -0.85%
                                                         1.65% EV***       46,845    10.740384        503,133      -0.91%
                                                         1.70% EV***       42,221    10.718010        452,525      -0.96%
                                                         1.75% EV***       46,496    10.695665        497,306      -1.01%
                                                         1.80% EV***       10,262    10.673363        109,530      -1.06%
                                                         1.85% EV***       14,564    10.651092        155,123      -1.11%
                                                         1.90% EV***          563    10.628858          5,984      -1.16%
                                                         1.95% EV***           64    10.606659            679      -1.21%
                                                         2.00% EV***          956    10.584492         10,119      -1.26%
                                                         2.05% EV***           27    10.562363            285      -1.31%

     Gartmore GVIT Nationwide(R) Leaders Fund - Class I
           2002 ....................................     1.25%                355     8.381556          2,975     -16.18% 5/1/02

     Gartmore GVIT Nationwide(R) Leaders Fund - Class III
           2002 ....................................     0.95%            126,653     9.156690      1,159,722      -8.43% 1/25/02
                                                         1.00%             83,952     9.152383        768,361      -8.48% 1/25/02
                                                         1.05%              7,822     9.148067         71,556      -8.52% 1/25/02
                                                         1.10%             24,166     9.143759        220,968      -8.56% 1/25/02
                                                         1.15%              9,084     9.139446         83,023      -8.61% 1/25/02
                                                         1.20%            115,565     9.135134      1,055,702      -8.65% 1/25/02
                                                         1.25%             11,588     9.130827        105,808      -8.69% 1/25/02
                                                         1.30%             10,513     9.126509         95,947      -8.73% 1/25/02
                                                         1.35%             10,774     9.122198         98,283      -8.78% 1/25/02
                                                         1.40%              7,552     9.117886         68,858      -8.82% 1/25/02
                                                         1.45%                761     9.113577          6,935      -8.86% 1/25/02
                                                         1.50%             17,250     9.109258        157,135      -8.91% 1/25/02
                                                         1.55%              1,477     9.104949         13,448      -8.95% 1/25/02
                                                         1.60%              6,617     9.100645         60,219      -8.99% 1/25/02
                                                         1.65%              2,602     9.096324         23,669      -9.04% 1/25/02
                                                         1.70%                518     9.092017          4,710      -9.08% 1/25/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------    ---------   ----------   --------------   --------
                                                        1.75%               1,717    9.087697          15,604        -9.12% 1/25/02
                                                        1.80%                 968    9.083390           8,793        -9.17% 1/25/02
                                                        1.85%                 451    9.079080           4,095        -9.21% 1/25/02
                                                        1.90%               1,877    9.074768          17,033        -9.25% 1/25/02
                                                        2.05%               4,902    9.061817          44,421        -9.38% 1/25/02
                                                        2.10%                 112    9.057504           1,014        -9.42% 1/25/02
                                                        2.20%                 216    9.048877           1,955        -9.51% 1/25/02
                                                        0.95% EV***        78,286    9.118017         713,813        -8.82% 1/25/02
                                                        1.00% EV***        45,270    9.113712         412,578        -8.86% 1/25/02
                                                        1.05% EV***        13,167    9.109407         119,944        -8.91% 1/25/02
                                                        1.10% EV***        31,073    9.105099         282,923        -8.95% 1/25/02
                                                        1.15% EV***        16,139    9.100800         146,878        -8.99% 1/25/02
                                                        1.20% EV***        19,509    9.096492         177,463        -9.04% 1/25/02
                                                        1.25% EV***         1,870    9.092203          17,002        -9.08% 1/25/02
                                                        1.30% EV***         7,117    9.087899          64,679        -9.12% 1/25/02
                                                        1.35% EV***           103    9.083590             936        -9.16% 1/25/02
                                                        1.40% EV***           117    9.079287           1,062        -9.21% 1/25/02
                                                        1.50% EV***         2,193    9.070681          19,892        -9.29% 1/25/02
                                                        1.55% EV***         1,764    9.066378          15,993        -9.34% 1/25/02
                                                        1.60% EV***         6,620    9.062082          59,991        -9.38% 1/25/02
                                                        1.70% EV***           333    9.053470           3,015        -9.47% 1/25/02
                                                        1.75% EV***           619    9.049169           5,601        -9.51% 1/25/02
                                                        1.80% EV***            60    9.044862             543        -9.55% 1/25/02
                                                        1.85% EV***         2,070    9.040548          18,714        -9.59% 1/25/02
                                                        2.00% EV***         1,853    9.027632          16,728        -9.72% 1/25/02

     Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
           2002 ....................................    0.95%             720,281    7.315112       5,268,936       -26.07%
                                                        0.95%               3,692    7.32              27,022       -26.07%
                                                        1.00%             337,657    7.296085       2,463,574       -26.11%
                                                        1.00%                 942    7.30               6,878       -26.11%
                                                        1.05%             101,063    7.277078         735,443       -26.14%
                                                        1.10%               3,620    9.388270          33,986       -26.18%
                                                        1.10%               3,993    9.39              37,496       -26.18%
                                                        1.15%               1,055    9.368121           9,883       -26.22%
                                                        1.15%               2,328    9.37              21,809       -26.22%
                                                        1.20%             110,053    8.954641         985,485       -26.26%
                                                        1.20%                 259    8.95               2,320       -26.26%
                                                        1.25%              13,173    8.935027         117,701       -26.29%
                                                        1.30%              23,487    8.915420         209,396       -26.33%
                                                        1.30%                  59    8.92                 522       -26.33%
                                                        1.35%               4,519    9.287776          41,971       -26.37%
                                                        1.40%               4,079    9.267781          37,803       -26.41%
                                                        1.45%               1,408    9.247825          13,021       -26.44%
                                                        1.50%               9,025    9.227885          83,282       -26.48%
                                                        1.60%                 119    9.188116           1,093       -26.55%
                                                        1.65%               1,831    9.168292          16,787       -26.59%
                                                        1.80%                 662    6.285628           4,161       -26.70%
                                                        0.95% EV***        23,657    9.261663         219,103       -26.46%
                                                        1.00% EV***        32,793    9.241720         303,064       -26.50%
                                                        1.05% EV***        12,515    9.221803         115,411       -26.54%
                                                        1.10% EV***         1,959    9.201917          18,027       -26.58%
                                                        1.20% EV***         3,574    9.162263          32,746       -26.65%
                                                        1.40% EV***         3,130    7.248245          22,687       -26.80%
                                                        1.45% EV***           252    7.233617           1,823       -26.84%
                                                        1.65% EV***           146    7.175387           1,048       -26.99%

     Gartmore GVIT Small Cap Growth Fund - Class I
           2002 ....................................    0.95%           1,723,390    9.871212      17,011,948       -33.92%
                                                        0.95%               9,407    9.87              92,848       -33.92%
                                                        1.00%             603,500    9.852935       5,946,246       -33.96%
                                                        1.00%               3,579    9.85              35,256       -33.96%

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.05%              94,582    9.834714        930,187       -33.99%
                                                        1.05%               1,098    9.83             10,794       -33.99%
                                                        1.10%             413,957    9.816488      4,063,604       -34.02%
                                                        1.10%              12,915    9.82            126,825       -34.02%
                                                        1.15%             176,401    9.798306      1,728,431       -34.06%
                                                        1.15%               3,043    9.80             29,823       -34.06%
                                                        1.20%             949,272    9.780139      9,284,012       -34.09%
                                                        1.20%                   5    9.78                 51       -34.09%
                                                        1.25%              83,583    9.762003        815,937       -34.12%
                                                        1.30%             190,267    9.743886      1,853,940       -34.16%
                                                        1.30%                 219    9.74              2,133       -34.16%
                                                        1.35%             201,517    9.725788      1,959,912       -34.19%
                                                        1.40%             202,231    9.707740      1,963,206       -34.22%
                                                        1.45%              17,773    9.689686        172,215       -34.26%
                                                        1.50%              52,964    9.671672        512,250       -34.29%
                                                        1.55%              48,380    9.653687        467,045       -34.32%
                                                        1.60%              66,965    9.635711        645,255       -34.36%
                                                        1.65%              85,201    9.617770        819,444       -34.39%
                                                        1.70%              20,525    9.599855        197,037       -34.42%
                                                        1.75%              33,548    9.581953        321,455       -34.46%
                                                        1.80%              30,271    9.564082        289,514       -34.49%
                                                        1.85%               4,967    9.546230         47,416       -34.52%
                                                        1.90%               3,600    9.528413         34,302       -34.56%
                                                        1.95%               1,718    9.510606         16,339       -34.59%
                                                        2.00%                 106    9.492834          1,006       -34.63%
                                                        2.05%              14,586    9.475089        138,204       -34.66%
                                                        2.15%                  13    9.439666            123       -34.73%
                                                        2.20%               7,805    9.421976         73,539       -34.76%
                                                        2.25%                 532    4.394826          2,338       -34.79%
                                                        0.95% EV***       940,605    9.703262      9,126,937       -34.30%
                                                        1.00% EV***       489,705    9.685248      4,742,914       -34.34%
                                                        1.05% EV***        61,949    9.667240        598,876       -34.37%
                                                        1.10% EV***       297,946    9.649254      2,874,957       -34.40%
                                                        1.15% EV***       113,892    9.631312      1,096,929       -34.44%
                                                        1.20% EV***        41,331    9.613382        397,331       -34.47%
                                                        1.25% EV***        71,092    9.595469        682,161       -34.50%
                                                        1.30% EV***         7,603    9.577591         72,818       -34.54%
                                                        1.35% EV***        11,668    9.559721        111,543       -34.57%
                                                        1.40% EV***        45,092    9.541892        430,263       -34.60%
                                                        1.45% EV***         9,356    9.524080         89,107       -34.64%
                                                        1.50% EV***        10,224    9.506309         97,193       -34.67%
                                                        1.55% EV***        42,679    9.488529        404,961       -34.71%
                                                        1.60% EV***        21,014    9.470796        199,019       -34.74%
                                                        1.65% EV***         8,205    9.453104         77,563       -34.77%
                                                        1.70% EV***         3,944    9.435402         37,213       -34.81%
                                                        1.75% EV***         2,479    9.417741         23,347       -34.84%
                                                        1.80% EV***         2,228    9.400098         20,943       -34.87%
                                                        1.85% EV***           161    9.382479          1,511       -34.91%
                                                        1.90% EV***           313    9.364897          2,931       -34.94%
                                                        1.95% EV***           242    9.347323          2,262       -34.97%
                                                        2.20% EV***            30    9.259847            278       -35.14%

     Gartmore GVIT Small Cap Growth Fund - Class II
           2002 ....................................    1.50%               9,627    7.183813         69,159       -28.16% 5/1/02
                                                        1.60%                 383    7.178926          2,750       -28.21% 5/1/02
                                                        1.65%              12,820    7.176486         92,003       -28.24% 5/1/02
                                                        1.75%               1,918    7.171586         13,755       -28.28% 5/1/02
                                                        1.80%               1,732    7.169139         12,417       -28.31% 5/1/02
                                                        1.90%                 813    7.164247          5,825       -28.36% 5/1/02
                                                        1.95%              10,566    7.161798         75,672       -28.38% 5/1/02
                                                        2.05%              10,001    7.156898         71,576       -28.43% 5/1/02
                                                        2.10%              10,919    7.154448         78,119       -28.46% 5/1/02
                                                        2.15%                 707    7.151998          5,056       -28.48% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.20%                 964     7.149551          6,892      -28.50% 5/1/02
                                                        2.35%               1,000     7.142194          7,142      -28.58% 5/1/02
                                                        2.60%                 794     7.129924          5,661      -28.70% 5/1/02
     Gartmore GVIT Small Cap Value Fund - Class I
           2002.....................................    0.95%           7,962,445    12.058558     96,015,605      -27.86%
                                                        0.95%             101,705    12.06          1,226,561      -27.86%
                                                        1.00%           2,733,534    12.027172     32,876,684      -27.89%
                                                        1.00%              12,503    12.03            150,409      -27.89%
                                                        1.05%             517,697    11.995839      6,210,210      -27.93%
                                                        1.05%               2,248    12.00             26,980      -27.93%
                                                        1.10%             792,329    16.473727     13,052,612      -27.97%
                                                        1.10%              90,785    16.47          1,495,237      -27.97%
                                                        1.15%             339,026    16.438351      5,573,028      -28.00%
                                                        1.15%              23,082    16.44            379,475      -28.00%
                                                        1.20%           2,008,689    15.928613     31,995,630      -28.04%
                                                        1.20%               2,371    15.93             37,769      -28.04%
                                                        1.25%             167,627    15.893715      2,664,216      -28.07%
                                                        1.25%               1,395    15.89             22,171      -28.07%
                                                        1.30%             348,108    15.858883      5,520,604      -28.11%
                                                        1.30%               1,106    15.86             17,534      -28.11%
                                                        1.35%             383,539    16.297452      6,250,708      -28.15%
                                                        1.40%             298,495    16.262376      4,854,238      -28.18%
                                                        1.45%              36,154    16.227347        586,684      -28.22%
                                                        1.50%             114,333    16.192394      1,851,325      -28.26%
                                                        1.55%              58,701    16.157486        948,461      -28.29%
                                                        1.60%             106,723    16.122626      1,720,655      -28.33%
                                                        1.65%             112,107    16.087835      1,803,559      -28.37%
                                                        1.70%              17,516    11.543278        202,192      -28.40%
                                                        1.75%              89,496    11.521769      1,031,152      -28.44%
                                                        1.80%              64,053    11.500284        736,628      -28.48%
                                                        1.85%              15,838    11.478843        181,802      -28.51%
                                                        1.90%               8,534    11.457422         97,778      -28.55%
                                                        1.95%               2,353    11.436036         26,909      -28.59%
                                                        2.00%               1,774    11.414665         20,250      -28.62%
                                                        2.05%              13,350    11.393329        152,101      -28.66%
                                                        2.10%                   4    11.372033             45      -28.70%
                                                        2.15%                  64    11.350750            726      -28.73%
                                                        2.20%              19,820    11.329505        224,551      -28.77%
                                                        2.25%               2,410     9.807064         23,635      -28.80%
                                                        0.95% EV***     1,603,991    16.286343     26,123,148      -28.23%
                                                        1.00% EV***       969,567    16.251308     15,756,732      -28.26%
                                                        1.05% EV***        60,762    16.216309        985,335      -28.30%
                                                        1.10% EV***       799,098    16.181382     12,930,510      -28.34%
                                                        1.15% EV***       184,731    16.146495      2,982,758      -28.37%
                                                        1.20% EV***       127,816    16.111690      2,059,332      -28.41%
                                                        1.25% EV***       159,758    12.047517      1,924,687      -28.45%
                                                        1.30% EV***        52,395    12.023281        629,960      -28.48%
                                                        1.35% EV***        60,511    11.999078        726,076      -28.52%
                                                        1.40% EV***       137,026    11.974926      1,640,876      -28.56%
                                                        1.45% EV***        35,733    11.950800        427,038      -28.59%
                                                        1.50% EV***        26,075    11.926712        310,989      -28.63%
                                                        1.55% EV***       124,290    11.902672      1,479,383      -28.67%
                                                        1.60% EV***        68,106    11.878650        809,007      -28.70%
                                                        1.65% EV***        12,983    11.854673        153,909      -28.74%
                                                        1.70% EV***        16,409    11.830732        194,130      -28.78%
                                                        1.75% EV***        12,180    11.806829        143,807      -28.81%
                                                        1.80% EV***         6,804    11.782947         80,171      -28.85%
                                                        1.85% EV***         5,900    11.759105         69,379      -28.88%
                                                        1.90% EV***           176    11.735317          2,065      -28.92%
                                                        1.95% EV***         7,031    11.711534         82,344      -28.96%

                                                          Contract                      Unit       Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.00% EV***         1,356    11.687816         15,849      -28.99%
                                                        2.20% EV***           383    11.593266          4,440      -29.14%
                                                        2.40% EV***            23    11.499301            264      -29.29%
     Gartmore GVIT Small Cap Value Fund - Class II
           2002 ....................................    1.50%               8,708     7.106598         61,884      -28.93% 5/1/02
                                                        1.60%               1,109     7.101763          7,876      -28.98% 5/1/02
                                                        1.65%              20,652     7.099346        146,616      -29.01% 5/1/02
                                                        1.75%               1,538     7.094503         10,911      -29.05% 5/1/02
                                                        1.80%               2,251     7.092082         15,964      -29.08% 5/1/02
                                                        1.90%               3,158     7.087240         22,382      -29.13% 5/1/02
                                                        1.95%              11,590     7.084817         82,113      -29.15% 5/1/02
                                                        2.00%                 561     7.082398          3,973      -29.18% 5/1/02
                                                        2.05%              15,868     7.079974        112,345      -29.20% 5/1/02
                                                        2.10%              13,218     7.077550         93,551      -29.22% 5/1/02
                                                        2.15%                 730     7.075123          5,165      -29.25% 5/1/02
                                                        2.20%               7,771     7.072698         54,962      -29.27% 5/1/02
                                                        2.30%                 236     7.067849          1,668      -29.32% 5/1/02
                                                        2.35%               3,009     7.065428         21,260      -29.35% 5/1/02
                                                        2.60%               1,116     7.053294          7,871      -29.47% 5/1/02
     Gartmore GVIT Small Company Fund - Class I
           2002 ....................................    0.95%           6,667,154    11.198342     74,661,071      -18.11%
                                                        0.95%              53,709    11.20            601,544      -18.11%
                                                        1.00%           2,785,028    11.169195     31,106,521      -18.16%
                                                        1.00%               3,016    11.17             33,688      -18.16%
                                                        1.05%             443,068    11.140091      4,935,818      -18.20%
                                                        1.10%             590,277    14.029693      8,281,405      -18.24%
                                                        1.10%              50,141    14.03            703,474      -18.24%
                                                        1.15%             295,743    13.999555      4,140,270      -18.28%
                                                        1.15%              11,818    14.00            165,458      -18.28%
                                                        1.20%           2,071,981    13.850506     28,697,985      -18.32%
                                                        1.20%               1,275    13.85             17,656      -18.32%
                                                        1.25%             163,221    13.820149      2,255,739      -18.36%
                                                        1.25%                 766    13.82             10,583      -18.36%
                                                        1.30%             336,827    13.789861      4,644,798      -18.40%
                                                        1.30%               1,059    13.79             14,597      -18.40%
                                                        1.35%             270,754    13.879545      3,757,942      -18.45%
                                                        1.35%                 183    13.88              2,537      -18.45%
                                                        1.40%             281,913    13.849676      3,904,404      -18.49%
                                                        1.45%              34,761    13.819838        480,391      -18.53%
                                                        1.50%             132,814    13.790055      1,831,512      -18.57%
                                                        1.55%              60,432    13.760315        831,563      -18.61%
                                                        1.60%              66,647    13.730651        915,107      -18.65%
                                                        1.65%             175,396    13.701015      2,403,103      -18.69%
                                                        1.70%               9,221    11.268207        103,904      -18.74%
                                                        1.75%              54,743    11.247212        615,706      -18.78%
                                                        1.80%              83,081    11.226240        932,687      -18.82%
                                                        1.85%               9,059    11.205308        101,509      -18.86%
                                                        1.90%               6,595    11.184395         73,761      -18.90%
                                                        1.95%               2,067    11.163516         23,075      -18.94%
                                                        2.00%               1,194    11.142675         13,304      -18.98%
                                                        2.05%              22,924    11.121852        254,957      -19.03%
                                                        2.10%                   4    11.101037             44      -19.07%
                                                        2.15%                 113    11.080273          1,252      -19.11%
                                                        2.20%               5,490    11.059519         60,717      -19.15%
                                                        2.25%               2,087     7.393231         15,430      -19.19%
                                                        0.95% EV***     1,383,825    13.863593     19,184,787      -18.52%
                                                        1.00% EV***       715,714    13.833756      9,901,013      -18.56%
                                                        1.05% EV***        53,480    13.803978        738,237      -18.60%
                                                        1.10% EV***       436,485    13.774233      6,012,246      -18.64%
                                                        1.15% EV***       128,916    13.744557      1,771,893      -18.69%
                                                        1.20% EV***        95,008    13.714906      1,303,026      -18.73%
                                                        1.25% EV***        71,705    11.435153        819,958      -18.77%
                                                        1.30% EV***        30,309    11.412137        345,890      -18.81%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.35% EV***        32,723    11.389164        372,688      -18.85%
                                                        1.40% EV***       143,762    11.366233      1,634,032      -18.89%
                                                        1.45% EV***        15,922    11.343329        180,608      -18.93%
                                                        1.50% EV***        33,090    11.320470        374,594      -18.98%
                                                        1.55% EV***        54,710    11.297640        618,094      -19.02%
                                                        1.60% EV***        36,247    11.274849        408,679      -19.06%
                                                        1.65% EV***         6,908    11.252075         77,729      -19.10%
                                                        1.70% EV***        11,501    11.229354        129,149      -19.14%
                                                        1.75% EV***         4,588    11.206646         51,416      -19.18%
                                                        1.80% EV***         3,912    11.183996         43,752      -19.22%
                                                        1.85% EV***        10,892    11.161373        121,570      -19.27%
                                                        1.95% EV***        18,126    11.116210        201,492      -19.35%
                                                        2.05% EV***           339    11.071198          3,753      -19.43%
                                                        2.10% EV***         1,917    11.048758         21,180      -19.47%
                                                        2.20% EV***            44    11.003936            484      -19.56%
                                                        2.25% EV***           316    10.981582          3,470      -19.60%

     Gartmore GVIT Small Company Fund - Class II
           2002 ....................................    1.50%              16,470     7.820823        128,809      -21.79% 5/1/02
                                                        1.60%              26,889     7.815510        210,151      -21.84% 5/1/02
                                                        1.65%               4,315     7.812843         33,712      -21.87% 5/1/02
                                                        1.75%              10,156     7.807512         79,293      -21.92% 5/1/02
                                                        1.80%              14,804     7.804846        115,543      -21.95% 5/1/02
                                                        1.90%               7,664     7.799526         59,776      -22.00% 5/1/02
                                                        1.95%              17,026     7.796863        132,749      -22.03% 5/1/02
                                                        2.00%               7,864     7.794198         61,294      -22.06% 5/1/02
                                                        2.05%              14,391     7.791534        112,128      -22.08% 5/1/02
                                                        2.10%              10,331     7.788869         80,467      -22.11% 5/1/02
                                                        2.20%              16,298     7.783546        126,856      -22.16% 5/1/02
                                                        2.45%               3,653     7.770193         28,385      -22.30% 5/1/02
                                                        2.50%               1,336     7.767539         10,377      -22.32% 5/1/02
                                                        2.60%               2,581     7.762200         20,034      -22.38% 5/1/02

     Gartmore GVIT Strong Mid Cap Growth Fund - Class I
           2002 ....................................    0.95%           2,384,523     7.650345     18,242,424      -37.61%
                                                        0.95%              29,116     7.65            222,734      -37.61%
                                                        1.00%           1,047,638     7.630429      7,993,927      -37.65%
                                                        1.00%               5,814     7.63             44,358      -37.65%
                                                        1.05%             138,188     7.610526      1,051,683      -37.68%
                                                        1.10%             307,285     8.317327      2,555,790      -37.71%
                                                        1.10%              67,326     8.32            560,150      -37.71%
                                                        1.15%             123,975     8.299447      1,028,924      -37.74%
                                                        1.15%              20,005     8.30            166,044      -37.74%
                                                        1.20%           1,040,567     8.149536      8,480,138      -37.77%
                                                        1.20%               1,611     8.15             13,131      -37.77%
                                                        1.25%              97,466     8.131671        792,561      -37.80%
                                                        1.25%               1,146     8.13              9,314      -37.80%
                                                        1.30%             231,582     8.113826      1,879,016      -37.84%
                                                        1.30%                 675     8.11              5,470      -37.84%
                                                        1.35%             103,066     8.228218        848,050      -37.87%
                                                        1.40%             111,078     8.210492        912,005      -37.90%
                                                        1.45%              22,991     8.192786        188,360      -37.93%
                                                        1.50%              76,494     8.175099        625,346      -37.96%
                                                        1.55%              22,545     8.157459        183,910      -37.99%
                                                        1.60%              40,136     8.139837        326,700      -38.03%
                                                        1.65%              25,701     8.122255        208,750      -38.06%
                                                        1.70%               4,598     5.171167         23,777      -38.09%
                                                        1.75%              26,469     5.161519        136,620      -38.12%
                                                        1.80%              50,623     5.151878        260,804      -38.15%
                                                        1.85%               3,333     5.142260         17,139      -38.18%
                                                        1.90%                 824     5.132637          4,229      -38.21%
                                                        1.95%               3,097     5.123042         15,866      -38.25%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.00%                 944     5.113464          4,827      -38.28%
                                                        2.05%               1,898     5.103886          9,687      -38.31%
                                                        2.25%                 344     3.210863          1,105      -38.44%
                                                        0.95% EV***       783,687     8.189018      6,417,627      -38.04%
                                                        1.00% EV***       512,516     8.171351      4,187,948      -38.07%
                                                        1.05% EV***        46,698     8.153711        380,762      -38.10%
                                                        1.10% EV***       297,264     8.136123      2,418,576      -38.13%
                                                        1.15% EV***        79,838     8.118535        648,168      -38.16%
                                                        1.20% EV***        41,667     8.100987        337,544      -38.20%
                                                        1.25% EV***        42,358     6.297929        266,768      -38.23%
                                                        1.30% EV***         6,329     6.285225         39,779      -38.26%
                                                        1.35% EV***        16,776     6.272546        105,228      -38.29%
                                                        1.40% EV***        58,763     6.259888        367,850      -38.32%
                                                        1.45% EV***        24,653     6.247244        154,013      -38.35%
                                                        1.50% EV***        16,074     6.234615        100,215      -38.38%
                                                        1.55% EV***        41,001     6.222023        255,109      -38.42%
                                                        1.60% EV***        20,149     6.209442        125,114      -38.45%
                                                        1.65% EV***         5,333     6.196886         33,048      -38.48%
                                                        1.70% EV***        11,878     6.184339         73,458      -38.51%
                                                        1.75% EV***         5,352     6.171801         33,031      -38.54%
                                                        1.80% EV***         9,544     6.159303         58,784      -38.57%
                                                        1.85% EV***         1,125     6.146808          6,915      -38.61%
                                                        1.90% EV***           154     6.134331            945      -38.64%
                                                        1.95% EV***         2,050     6.121881         12,550      -38.67%
                                                        2.00% EV***           174     6.109457          1,063      -38.70%
                                                        2.20% EV***            41     6.059915            248      -38.83%

     Gartmore GVIT Total Return Fund - Class I
           2002 ....................................    0.95%          18,383,389     8.796082    161,701,797      -18.14%
                                                        0.95%             217,692     8.80          1,915,692      -18.14%
                                                        1.00%          10,147,707     8.773184     89,027,701      -18.18%
                                                        1.00%              24,968     8.77            218,969      -18.18%
                                                        1.05%           1,548,820     8.750353     13,552,722      -18.22%
                                                        1.05%              10,586     8.75             92,630      -18.22%
                                                        1.10%           1,513,411     8.752996     13,246,880      -18.26%
                                                        1.10%             270,349     8.75          2,365,556      -18.26%
                                                        1.15%             536,646     8.734199      4,687,173      -18.31%
                                                        1.15%              38,406     8.73            335,285      -18.31%
                                                        1.20%           2,215,538     8.699902     19,274,963      -18.35%
                                                        1.20%               3,910     8.70             34,021      -18.35%
                                                        1.25%             326,442     8.680809      2,833,781      -18.39%
                                                        1.25%              19,913     8.68            172,843      -18.39%
                                                        1.30%             372,153     8.661797      3,223,514      -18.43%
                                                        1.30%              23,742     8.66            205,607      -18.43%
                                                        1.35%             388,332     8.659317      3,362,690      -18.47%
                                                        1.40%             336,601     8.640665      2,908,456      -18.51%
                                                        1.45%              95,751     8.622061        825,571      -18.55%
                                                        1.50%             195,501     8.603482      1,681,989      -18.59%
                                                        1.55%              54,360     8.584915        466,676      -18.64%
                                                        1.60%              91,912     8.566400        787,355      -18.68%
                                                        1.65%             115,051     8.547905        983,445      -18.72%
                                                        1.70%              30,540     6.675091        203,857      -18.76%
                                                        1.75%              40,249     6.662646        268,165      -18.80%
                                                        1.80%              23,720     6.650221        157,743      -18.84%
                                                        1.85%              10,319     6.637820         68,496      -18.88%
                                                        1.90%               5,611     6.625425         37,175      -18.93%
                                                        1.95%               1,884     6.613060         12,459      -18.97%
                                                        2.00%                 224     6.600705          1,479      -19.01%
                                                        2.05%               9,264     6.588356         61,035      -19.05%
                                                        2.10%               1,573     6.576030         10,344      -19.09%
                                                        2.15%                  19     6.563740            125      -19.13%
                                                        2.20%               5,176     6.551449         33,910      -19.17%
                                                        2.25%               1,856     6.871837         12,754      -19.22%
                                                        0.95% EV***     3,049,278     8.633457     26,325,810      -18.56%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.00% EV***     1,649,304     8.614872     14,208,543      -18.60%
                                                        1.05% EV***       181,487     8.596302      1,560,117      -18.64%
                                                        1.10% EV***       867,617     8.577768      7,442,217      -18.68%
                                                        1.15% EV***       159,501     8.559259      1,365,210      -18.72%
                                                        1.20% EV***       162,835     8.540800      1,390,741      -18.76%
                                                        1.25% EV***       162,819     7.152824      1,164,616      -18.80%
                                                        1.30% EV***        40,643     7.138415        290,127      -18.85%
                                                        1.35% EV***        40,865     7.124054        291,124      -18.89%
                                                        1.40% EV***       126,952     7.109693        902,590      -18.93%
                                                        1.45% EV***        28,299     7.095360        200,792      -18.97%
                                                        1.50% EV***        24,681     7.081057        174,768      -19.01%
                                                        1.55% EV***        41,412     7.066762        292,649      -19.05%
                                                        1.60% EV***        22,507     7.052500        158,731      -19.09%
                                                        1.65% EV***        12,411     7.038252         87,352      -19.14%
                                                        1.70% EV***        16,406     7.024031        115,236      -19.18%
                                                        1.75% EV***        15,099     7.009826        105,841      -19.22%
                                                        1.80% EV***         2,460     6.995620         17,209      -19.26%
                                                        1.85% EV***         4,386     6.981478         30,621      -19.30%
                                                        1.90% EV***           275     6.967322          1,916      -19.34%
                                                        1.95% EV***         1,359     6.953210          9,449      -19.38%
                                                        2.00% EV***         3,197     6.939126         22,184      -19.43%
                                                        2.05% EV***           269     6.925044          1,863      -19.47%

     Gartmore GVIT Total Return Fund - Class II
           2002 ....................................    1.50%              27,261     8.072743        220,071      -19.27% 5/1/02
                                                        1.60%               9,258     8.067253         74,687      -19.33% 5/1/02
                                                        1.65%              24,288     8.064506        195,871      -19.35% 5/1/02
                                                        1.75%               2,479     8.059011         19,978      -19.41% 5/1/02
                                                        1.80%               3,292     8.056265         26,521      -19.44% 5/1/02
                                                        1.90%                 659     8.050768          5,305      -19.49% 5/1/02
                                                        1.95%               4,766     8.048019         38,357      -19.52% 5/1/02
                                                        2.05%               3,200     8.042520         25,736      -19.57% 5/1/02
                                                        2.10%              15,237     8.039774        122,502      -19.60% 5/1/02
                                                        2.20%               4,482     8.034266         36,010      -19.66% 5/1/02
                                                        2.60%                 267     8.012236          2,139      -19.88% 5/1/02

     Gartmore GVIT Turner Growth Focus Fund - Class I
           2002 ....................................    0.95%             261,820     2.163294        566,394      -43.40%
                                                        1.00%              79,044     2.160835        170,801      -43.43%
                                                        1.05%                 804     2.158380          1,735      -43.46%
                                                        1.10%              34,332     2.155919         74,017      -43.49%
                                                        1.10%                 198     2.16                427      -43.49%
                                                        1.15%              29,743     2.153459         64,050      -43.52%
                                                        1.20%              79,184     2.150995        170,324      -43.55%
                                                        1.25%               7,356     2.148538         15,805      -43.57%
                                                        1.30%               1,291     2.146082          2,771      -43.60%
                                                        1.35%              17,061     2.143637         36,573      -43.63%
                                                        1.40%               4,917     2.141179         10,528      -43.66%
                                                        1.45%               6,862     2.138725         14,676      -43.69%
                                                        1.50%                 669     2.136284          1,429      -43.72%
                                                        1.65%                 351     2.128951            747      -43.80%
                                                        1.85%               1,645     2.119194          3,486      -43.92%
                                                        0.95% EV***        74,297     1.989158        147,788      -43.82%
                                                        1.00% EV***        44,309     1.986619         88,025      -43.85%
                                                        1.05% EV***        23,597     1.984082         46,818      -43.88%
                                                        1.10% EV***        54,112     1.981538        107,225      -43.91%
                                                        1.15% EV***         8,419     1.979009         16,661      -43.94%
                                                        1.20% EV***         3,324     1.976479          6,570      -43.97%
                                                        1.25% EV***         5,974     1.973937         11,792      -44.00%
                                                        1.40% EV***         5,112     1.966352         10,052      -44.08%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.55% EV***           655     1.958790          1,283      -44.17%
                                                        1.60% EV***         5,259     1.956273         10,288      -44.20%
                                                        1.90% EV***           114     1.941205            221      -44.37%

     Gartmore GVIT Turner Growth Focus Fund - Class III
           2002 ....................................    0.95%              44,253     7.505767        332,153      -24.94% 5/1/02
                                                        1.00%               4,525     7.503221         33,952      -24.97% 5/1/02
                                                        1.05%              23,123     7.500685        173,438      -24.99% 5/1/02
                                                        1.10%               2,745     7.498145         20,582      -25.02% 5/1/02
                                                        1.15%                 129     7.495604            967      -25.04% 5/1/02
                                                        1.20%              18,239     7.493056        136,666      -25.07% 5/1/02
                                                        1.25%                 145     7.490515          1,086      -25.09% 5/1/02
                                                        1.30%                 928     7.487971          6,949      -25.12% 5/1/02
                                                        1.35%               6,404     7.485430         47,937      -25.15% 5/1/02
                                                        1.40%                  13     7.482888             97      -25.17% 5/1/02
                                                        1.60%               1,939     7.472705         14,490      -25.27% 5/1/02
                                                        1.65%               7,760     7.470159         57,968      -25.30% 5/1/02
                                                        0.95% EV***        17,652     7.478154        132,004      -25.22% 5/1/02
                                                        1.00% EV***           251     7.475616          1,876      -25.24% 5/1/02
                                                        1.10% EV***         2,016     7.470535         15,061      -25.29% 5/1/02
                                                        1.20% EV***           342     7.465465          2,553      -25.35% 5/1/02
                                                        1.25% EV***           117     7.462923            873      -25.37% 5/1/02
                                                        1.40% EV***           462     7.455315          3,444      -25.45% 5/1/02
                                                        1.55% EV***           101     7.447689            752      -25.52% 5/1/02
                                                        1.90% EV***             9     7.429891             67      -25.70% 5/1/02

     Gartmore GVIT U.S. Growth Leaders Fund - Class III
           2002 ....................................    0.95%             139,419     7.512774      1,047,423      -24.87% 1/25/02
                                                        1.00%              28,976     7.509233        217,588      -24.91% 1/25/02
                                                        1.05%               9,837     7.505693         73,834      -24.94% 1/25/02
                                                        1.10%              26,039     7.502155        195,349      -24.98% 1/25/02
                                                        1.15%              19,820     7.498608        148,622      -25.01% 1/25/02
                                                        1.20%              65,915     7.495072        494,038      -25.05% 1/25/02
                                                        1.25%                 547     7.491533          4,098      -25.08% 1/25/02
                                                        1.30%              21,578     7.487992        161,576      -25.12% 1/25/02
                                                        1.35%              11,345     7.484456         84,911      -25.16% 1/25/02
                                                        1.40%              17,209     7.480912        128,739      -25.19% 1/25/02
                                                        1.45%               6,845     7.477365         51,183      -25.23% 1/25/02
                                                        1.50%               2,387     7.473837         17,840      -25.26% 1/25/02
                                                        1.55%               1,831     7.470286         13,678      -25.30% 1/25/02
                                                        1.60%               1,528     7.466744         11,409      -25.33% 1/25/02
                                                        1.65%               4,449     7.463213         33,204      -25.37% 1/25/02
                                                        1.70%              11,489     7.459677         85,704      -25.40% 1/25/02
                                                        1.75%              44,817     7.456128        334,161      -25.44% 1/25/02
                                                        1.80%               1,460     7.452579         10,881      -25.47% 1/25/02
                                                        1.85%                  77     7.449034            574      -25.51% 1/25/02
                                                        2.00%               1,301     7.438420          9,677      -25.62% 1/25/02
                                                        2.05%               1,851     7.434874         13,762      -25.65% 1/25/02
                                                        2.10%                 197     7.431326          1,464      -25.69% 1/25/02
                                                        2.60%                 185     7.395900          1,368      -26.04% 1/25/02
                                                        0.95% EV***        27,808     7.474583        207,853      -25.25% 1/25/02
                                                        1.00% EV***        24,811     7.471041        185,364      -25.29% 1/25/02
                                                        1.05% EV***           978     7.467515          7,303      -25.32% 1/25/02
                                                        1.10% EV***        23,065     7.463980        172,157      -25.36% 1/25/02
                                                        1.15% EV***           606     7.460447          4,521      -25.40% 1/25/02
                                                        1.20% EV***           739     7.456908          5,511      -25.43% 1/25/02
                                                        1.25% EV***         1,631     7.453391         12,156      -25.47% 1/25/02
                                                        1.30% EV***           660     7.449865          4,917      -25.50% 1/25/02
                                                        1.35% EV***           637     7.446326          4,743      -25.54% 1/25/02
                                                        1.40% EV***           153     7.442803          1,139      -25.57% 1/25/02
                                                        1.45% EV***           387     7.439258          2,879      -25.61% 1/25/02
                                                        1.50% EV***         1,129     7.435731          8,395      -25.64% 1/25/02
                                                        1.55% EV***        15,860     7.432193        117,875      -25.68% 1/25/02
                                                        1.60% EV***         5,085     7.428659         37,775      -25.71% 1/25/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.70% EV***         1,460     7.421596         10,836      -25.78% 1/25/02
                                                        1.80% EV***           999     7.414527          7,407      -25.85% 1/25/02
                                                        1.95% EV***            27     7.403938            200      -25.96% 1/25/02

     Gartmore GVIT Worldwide Leaders Fund - Class I
           2002 ....................................    0.95%              15,744     7.49            117,926       26.10%
                                                        0.95%           1,160,292     7.491588      8,692,430      -26.10%
                                                        1.00%               1,308     7.47              9,767      -26.14%
                                                        1.00%             518,677     7.472079      3,875,596      -26.14%
                                                        1.05%             120,596     7.452628        898,757      -26.17%
                                                        1.10%              25,906     7.63            197,664      -26.21%
                                                        1.10%              49,109     7.627885        374,598      -26.21%
                                                        1.15%               5,138     7.61             39,100      -26.25%
                                                        1.15%              28,765     7.611516        218,945      -26.25%
                                                        1.20%                 400     7.31              2,925      -26.29%
                                                        1.20%             276,382     7.307866      2,019,763      -26.29%
                                                        1.25%              31,948     7.291847        232,960      -26.32%
                                                        1.30%                 545     7.28              3,969      -26.36%
                                                        1.30%             138,059     7.275861      1,004,498      -26.36%
                                                        1.35%              43,598     7.546232        329,001      -26.40%
                                                        1.40%              18,126     7.529984        136,488      -26.44%
                                                        1.45%               1,409     7.513762         10,587      -26.47%
                                                        1.50%               9,829     7.497562         73,694      -26.51%
                                                        1.55%               5,253     7.481395         39,300      -26.55%
                                                        1.60%               7,161     7.465251         53,459      -26.58%
                                                        1.65%              11,897     7.449129         88,622      -26.62%
                                                        1.70%               1,876     5.641033         10,583      -26.66%
                                                        1.75%              27,367     5.630524        154,091      -26.70%
                                                        1.80%              18,568     5.620023        104,353      -26.73%
                                                        1.85%               3,593     5.609527         20,155      -26.77%
                                                        2.05%               2,667     5.567726         14,849      -26.92%
                                                        2.10%                 680     5.557308          3,779      -26.96%
                                                        2.20%               5,372     5.536514         29,742      -27.03%
                                                        0.95% EV***       194,572     7.518602      1,462,909      -26.50%
                                                        1.00% EV***        77,383     7.502393        580,558      -26.54%
                                                        1.05% EV***         6,168     7.486242         46,175      -26.58%
                                                        1.10% EV***        52,731     7.470083        393,905      -26.61%
                                                        1.15% EV***        13,917     7.453971        103,737      -26.65%
                                                        1.20% EV***         9,056     7.437874         67,357      -26.69%
                                                        1.25% EV***         4,706     6.044522         28,446      -26.73%
                                                        1.30% EV***         2,319     6.032353         13,989      -26.76%
                                                        1.35% EV***         1,427     6.020200          8,591      -26.80%
                                                        1.40% EV***        19,231     6.008057        115,541      -26.84%
                                                        1.45% EV***         4,553     5.995939         27,300      -26.87%
                                                        1.50% EV***         4,244     5.983850         25,395      -26.91%
                                                        1.55% EV***        36,972     5.971770        220,788      -26.95%
                                                        1.60% EV***         5,324     5.959704         31,729      -26.99%
                                                        1.65% EV***         1,972     5.947647         11,729      -27.02%
                                                        1.70% EV***        18,444     5.935635        109,477      -27.06%
                                                        1.75% EV***           238     5.923612          1,410      -27.10%
                                                        1.80% EV***            79     5.911631            467      -27.14%
                                                        1.85% EV***        32,205     5.899651        189,998      -27.17%
                                                        1.90% EV***           111     5.887693            654      -27.21%
                                                        1.95% EV***        68,404     5.875762        401,926      -27.25%
                                                        2.05% EV***           805     5.851939          4,711      -27.32%
                                                        2.10% EV***         7,038     5.840058         41,102      -27.36%
                                                        2.20% EV***           318     5.816342          1,850      -27.44%

     Janus AS - Capital Appreciation Portfolio - Service Shares
           2002 ....................................    0.95%              13,684     5.26             71,975      -16.73%
                                                        0.95%           9,544,524     5.263552     50,238,098      -16.73%
                                                        1.00%           4,273,166     5.255761     22,458,739      -16.77%

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.05%             608,515     5.247979      3,193,474      -16.81%
                                                        1.10%              47,496     5.24            248,877      -16.85%
                                                        1.10%           1,368,347     5.240220      7,170,439      -16.85%
                                                        1.15%              26,405     5.23            138,098      -16.90%
                                                        1.15%             634,857     5.232452      3,321,859      -16.90%
                                                        1.20%               7,286     5.22             38,032      -16.94%
                                                        1.20%           5,872,123     5.224689     30,680,016      -16.94%
                                                        1.25%               7,766     5.22             40,540      -16.98%
                                                        1.25%             557,497     5.216955      2,908,437      -16.98%
                                                        1.30%               1,277     5.21              6,652      -17.02%
                                                        1.30%           1,575,071     5.209227      8,204,902      -17.02%
                                                        1.35%                  82     5.20                428      -17.06%
                                                        1.35%             698,632     5.201491      3,633,928      -17.06%
                                                        1.40%             600,928     5.193752      3,121,071      -17.11%
                                                        1.45%              99,651     5.186035        516,794      -17.15%
                                                        1.50%             472,113     5.178331      2,444,757      -17.19%
                                                        1.55%             134,973     5.170642        697,897      -17.23%
                                                        1.60%             171,907     5.162942        887,546      -17.27%
                                                        1.65%             360,134     5.155250      1,856,581      -17.32%
                                                        1.70%              56,566     5.147573        291,178      -17.36%
                                                        1.75%             107,853     5.139904        554,354      -17.40%
                                                        1.80%             121,322     5.132236        622,653      -17.44%
                                                        1.85%              13,342     5.124576         68,372      -17.49%
                                                        1.90%                 785     5.116941          4,017      -17.53%
                                                        1.95%               1,932     5.109290          9,871      -17.57%
                                                        2.00%                 612     5.101659          3,122      -17.61%
                                                        2.05%              26,902     5.094038        137,040      -17.65%
                                                        2.10%                  14     5.086420             71      -17.70%
                                                        2.20%              20,047     5.071211        101,663      -17.78%
                                                        2.25%               1,426     5.063604          7,221      -17.82%
                                                        0.95% EV***     4,682,593     8.017982     37,544,946      -17.18%
                                                        1.00% EV***     2,969,614     8.001982     23,762,798      -17.22%
                                                        1.05% EV***       332,786     7.985981      2,657,623      -17.26%
                                                        1.10% EV***     1,097,496     7.970017      8,747,062      -17.30%
                                                        1.15% EV***       332,420     7.954081      2,644,096      -17.34%
                                                        1.20% EV***       317,383     7.938161      2,519,437      -17.39%
                                                        1.25% EV***       198,079     7.922249      1,569,231      -17.43%
                                                        1.30% EV***        34,709     7.906383        274,423      -17.47%
                                                        1.35% EV***        56,881     7.890536        448,822      -17.51%
                                                        1.40% EV***       229,718     7.874719      1,808,965      -17.55%
                                                        1.45% EV***        60,771     7.858908        477,594      -17.60%
                                                        1.50% EV***        93,498     7.843125        733,317      -17.64%
                                                        1.55% EV***        76,116     7.827375        595,788      -17.68%
                                                        1.60% EV***        42,651     7.811657        333,175      -17.72%
                                                        1.65% EV***        15,824     7.795947        123,363      -17.77%
                                                        1.70% EV***        19,207     7.780246        149,435      -17.81%
                                                        1.75% EV***         3,701     7.764591         28,737      -17.85%
                                                        1.80% EV***         6,170     7.748951         47,811      -17.89%
                                                        1.85% EV***           349     7.733341          2,699      -17.93%
                                                        1.90% EV***           243     7.717732          1,875      -17.98%
                                                        1.95% EV***         1,143     7.702188          8,804      -18.02%
                                                        2.00% EV***            42     7.686629            323      -18.06%
                                                        2.05% EV***         2,989     7.671118         22,929      -18.10%
                                                        2.15% EV***         4,052     7.640152         30,958      -18.19%
                                                        2.25% EV***           987     7.609285          7,510      -18.27%

     Janus AS - Global Technology Portfolio - Service II Shares
           2002 ....................................    0.95%             308,974     7.109777      2,196,736      -28.90% 5/1/02
                                                        1.00%             119,870     7.107364        851,960      -28.93% 5/1/02
                                                        1.05%              22,482     7.104956        159,734      -28.95% 5/1/02
                                                        1.10%              74,014     7.102551        525,688      -28.97% 5/1/02
                                                        1.15%              29,715     7.100137        210,981      -29.00% 5/1/02
                                                        1.20%             140,517     7.097740        997,353      -29.02% 5/1/02
                                                        1.25%              39,938     7.095326        283,373      -29.05% 5/1/02


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.30%              44,291     7.092920        314,153      -29.07% 5/1/02
                                                        1.35%              35,940     7.090507        254,833      -29.09% 5/1/02
                                                        1.40%              50,722     7.088099        359,523      -29.12% 5/1/02
                                                        1.45%               5,196     7.085688         36,817      -29.14% 5/1/02
                                                        1.50%              11,532     7.083279         81,684      -29.17% 5/1/02
                                                        1.55%               4,212     7.080856         29,825      -29.19% 5/1/02
                                                        1.60%               5,726     7.078454         40,531      -29.22% 5/1/02
                                                        1.65%              34,616     7.076041        244,944      -29.24% 5/1/02
                                                        1.70%                   3     7.073630             21      -29.26% 5/1/02
                                                        1.75%               2,104     7.071217         14,878      -29.29% 5/1/02
                                                        1.80%               6,385     7.068798         45,134      -29.31% 5/1/02
                                                        1.85%               1,542     7.066388         10,896      -29.34% 5/1/02
                                                        1.90%                 631     7.063972          4,457      -29.36% 5/1/02
                                                        2.05%               7,432     7.056728         52,446      -29.43% 5/1/02
                                                        2.20%                 656     7.049473          4,624      -29.51% 5/1/02
                                                        2.25%                 161     7.047062          1,135      -29.53% 5/1/02
                                                        0.95% EV***       276,884     7.082597      1,961,058      -29.17% 5/1/02
                                                        1.00% EV***       122,641     7.080193        868,322      -29.20% 5/1/02
                                                        1.05% EV***         9,793     7.077789         69,313      -29.22% 5/1/02
                                                        1.10% EV***        95,323     7.075388        674,447      -29.25% 5/1/02
                                                        1.15% EV***        25,330     7.072986        179,159      -29.27% 5/1/02
                                                        1.20% EV***        23,634     7.070584        167,106      -29.29% 5/1/02
                                                        1.25% EV***        33,360     7.068177        235,794      -29.32% 5/1/02
                                                        1.30% EV***           735     7.065780          5,193      -29.34% 5/1/02
                                                        1.35% EV***        11,044     7.063364         78,008      -29.37% 5/1/02
                                                        1.40% EV***        57,550     7.060961        406,358      -29.39% 5/1/02
                                                        1.45% EV***         1,863     7.058543         13,150      -29.41% 5/1/02
                                                        1.50% EV***            86     7.056148            607      -29.44% 5/1/02
                                                        1.55% EV***         5,232     7.053737         36,905      -29.46% 5/1/02
                                                        1.60% EV***         3,885     7.051332         27,394      -29.49% 5/1/02
                                                        1.65% EV***           667     7.048931          4,702      -29.51% 5/1/02
                                                        1.70% EV***           573     7.046514          4,038      -29.53% 5/1/02
                                                        1.80% EV***           686     7.041702          4,831      -29.58% 5/1/02
                                                        1.85% EV***         4,587     7.039290         32,289      -29.61% 5/1/02
                                                        1.90% EV***            10     7.036878             70      -29.63% 5/1/02
                                                        1.95% EV***            28     7.034472            197      -29.66% 5/1/02

     Janus AS - Global Technology Portfolio - Service Shares
           2002 ....................................    0.95%              19,740     2.37             46,784      -41.49%
                                                        0.95%           5,465,944     2.369918     12,953,839      -41.49%
                                                        1.00%                 337     2.37                799      -41.52%
                                                        1.00%           2,865,077     2.366402      6,779,924      -41.52%
                                                        1.05%             353,799     2.362906        835,994      -41.55%
                                                        1.10%              85,610     2.36            202,039      -41.58%
                                                        1.10%             581,548     2.359397      1,372,103      -41.58%
                                                        1.15%              60,273     2.36            142,244      -41.61%
                                                        1.15%             281,644     2.355896        663,524      -41.61%
                                                        1.20%              24,124     2.35             56,692      -41.64%
                                                        1.20%           3,013,604     2.352398      7,089,196      -41.64%
                                                        1.25%              10,426     2.35             24,502      -41.67%
                                                        1.25%             364,605     2.348897        856,420      -41.67%
                                                        1.30%                 974     2.35              2,290      -41.70%
                                                        1.30%             563,598     2.345410      1,321,868      -41.70%
                                                        1.35%             254,736     2.341922        596,572      -41.73%
                                                        1.40%             233,900     2.338439        546,961      -41.76%
                                                        1.45%              67,168     2.334963        156,835      -41.79%
                                                        1.50%             221,501     2.331479        516,425      -41.82%
                                                        1.55%              27,979     2.328014         65,136      -41.85%
                                                        1.60%              31,089     2.324540         72,268      -41.88%
                                                        1.65%             152,039     2.321074        352,894      -41.91%
                                                        1.70%              10,778     2.317610         24,979      -41.94%
                                                        1.75%              12,768     2.314154         29,547      -41.97%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.80%              33,008     2.310691         76,271      -42.00%
                                                        1.85%               3,809     2.307249          8,788      -42.03%
                                                        1.90%               4,504     2.303786         10,376      -42.06%
                                                        1.95%               2,909     2.300349          6,692      -42.09%
                                                        2.00%                 266     2.296907            611      -42.12%
                                                        2.05%              17,808     2.293462         40,842      -42.15%
                                                        2.20%              11,483     2.283163         26,218      -42.23%
                                                        0.95% EV***     4,189,275     2.322010      9,727,538      -41.91%
                                                        1.00% EV***     2,791,902     2.318519      6,473,078      -41.94%
                                                        1.05% EV***       397,116     2.315033        919,337      -41.97%
                                                        1.10% EV***       820,353     2.311556      1,896,292      -42.00%
                                                        1.15% EV***       305,242     2.308073        704,521      -42.03%
                                                        1.20% EV***       263,490     2.304585        607,235      -42.06%
                                                        1.25% EV***       116,756     2.301120        268,670      -42.09%
                                                        1.30% EV***        12,492     2.297647         28,702      -42.12%
                                                        1.35% EV***        26,391     2.294180         60,546      -42.15%
                                                        1.40% EV***       158,404     2.290722        362,860      -42.18%
                                                        1.45% EV***        49,136     2.287252        112,386      -42.21%
                                                        1.50% EV***        39,700     2.283794         90,667      -42.24%
                                                        1.55% EV***        48,749     2.280342        111,164      -42.27%
                                                        1.60% EV***        45,061     2.276896        102,599      -42.30%
                                                        1.65% EV***        18,078     2.273451         41,099      -42.33%
                                                        1.70% EV***         7,286     2.270007         16,539      -42.35%
                                                        1.75% EV***         4,734     2.266565         10,730      -42.38%
                                                        1.80% EV***           956     2.263130          2,164      -42.41%
                                                        1.85% EV***           244     2.259699            551      -42.44%
                                                        1.90% EV***           287     2.256269            648      -42.47%
                                                        1.95% EV***            43     2.252838             97      -42.50%
                                                        2.00% EV***            66     2.249421            148      -42.53%

     Janus AS - International Growth Portfolio - Service II Shares
           2002 ....................................    0.95%             824,343     7.758658      6,395,795      -22.41% 5/1/02
                                                        1.00%             258,999     7.756034      2,008,805      -22.44% 5/1/02
                                                        1.05%              90,496     7.753412        701,653      -22.47% 5/1/02
                                                        1.10%             260,812     7.750784      2,021,497      -22.49% 5/1/02
                                                        1.15%             106,606     7.748155        826,000      -22.52% 5/1/02
                                                        1.20%             561,155     7.745526      4,346,441      -22.54% 5/1/02
                                                        1.25%              82,874     7.742909        641,686      -22.57% 5/1/02
                                                        1.30%             108,144     7.740287        837,066      -22.60% 5/1/02
                                                        1.35%             122,502     7.737652        947,878      -22.62% 5/1/02
                                                        1.40%              90,642     7.735029        701,118      -22.65% 5/1/02
                                                        1.45%              22,549     7.732399        174,358      -22.68% 5/1/02
                                                        1.50%              50,803     7.729765        392,695      -22.70% 5/1/02
                                                        1.55%              15,994     7.727134        123,588      -22.73% 5/1/02
                                                        1.60%              50,438     7.724506        389,609      -22.75% 5/1/02
                                                        1.65%              48,893     7.721869        377,545      -22.78% 5/1/02
                                                        1.70%               2,467     7.719236         19,043      -22.81% 5/1/02
                                                        1.75%              34,822     7.716615        268,708      -22.83% 5/1/02
                                                        1.80%              10,353     7.713978         79,863      -22.86% 5/1/02
                                                        1.85%               4,648     7.711350         35,842      -22.89% 5/1/02
                                                        1.90%               1,113     7.708715          8,580      -22.91% 5/1/02
                                                        1.95%                 532     7.706084          4,100      -22.94% 5/1/02
                                                        2.05%               7,959     7.700818         61,291      -22.99% 5/1/02
                                                        2.15%                   5     7.695550             38      -23.04% 5/1/02
                                                        2.20%                 533     7.692915          4,100      -23.07% 5/1/02
                                                        0.95% EV***       489,914     7.730652      3,787,355      -22.69% 5/1/02
                                                        1.00% EV***       253,276     7.728034      1,957,326      -22.72% 5/1/02
                                                        1.05% EV***        14,960     7.725414        115,572      -22.75% 5/1/02
                                                        1.10% EV***       143,382     7.722792      1,107,309      -22.77% 5/1/02
                                                        1.15% EV***        74,973     7.720162        578,804      -22.80% 5/1/02
                                                        1.20% EV***        44,921     7.717543        346,680      -22.82% 5/1/02
                                                        1.25% EV***        69,664     7.714929        537,453      -22.85% 5/1/02
                                                        1.30% EV***         7,244     7.712299         55,868      -22.88% 5/1/02
                                                        1.35% EV***        13,789     7.709677        106,309      -22.90% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.40% EV***        31,323     7.707058        241,408      -22.93% 5/1/02
                                                        1.45% EV***        17,373     7.704435        133,849      -22.96% 5/1/02
                                                        1.50% EV***         3,889     7.701805         29,952      -22.98% 5/1/02
                                                        1.55% EV***        14,747     7.699181        113,540      -23.01% 5/1/02
                                                        1.60% EV***        10,950     7.696560         84,277      -23.03% 5/1/02
                                                        1.65% EV***         2,245     7.693934         17,273      -23.06% 5/1/02
                                                        1.75% EV***            44     7.688684            338      -23.11% 5/1/02
                                                        1.80% EV***           548     7.686050          4,212      -23.14% 5/1/02
                                                        2.05% EV***           147     7.672907          1,128      -23.27% 5/1/02

     Janus AS - International Growth Portfolio - Service Shares
           2002 ....................................    0.95%              43,764     4.57            200,003      -26.46%
                                                        0.95%           6,343,195     4.573528     29,010,780      -26.46%
                                                        1.00%               9,798     4.57             44,776      -26.50%
                                                        1.00%           2,880,999     4.566775     13,156,874      -26.50%
                                                        1.05%             333,631     4.560019      1,521,364      -26.54%
                                                        1.10%             130,376     4.55            593,213      -26.58%
                                                        1.10%             856,785     4.553254      3,901,160      -26.58%
                                                        1.15%              83,011     4.55            377,699      -26.61%
                                                        1.15%             391,980     4.546506      1,782,139      -26.61%
                                                        1.20%              16,219     4.54             73,633      -26.65%
                                                        1.20%           4,064,434     4.539769     18,451,591      -26.65%
                                                        1.25%              11,573     4.53             52,425      -26.69%
                                                        1.25%             299,462     4.533041      1,357,474      -26.69%
                                                        1.30%               1,604     4.53              7,265      -26.72%
                                                        1.30%             683,499     4.526318      3,093,734      -26.72%
                                                        1.35%             288,593     4.519598      1,304,324      -26.76%
                                                        1.40%             240,932     4.512894      1,087,301      -26.80%
                                                        1.45%              53,086     4.506173        239,215      -26.84%
                                                        1.50%             299,181     4.499478      1,346,158      -26.87%
                                                        1.55%              53,746     4.492787        241,469      -26.91%
                                                        1.60%              45,097     4.486092        202,309      -26.95%
                                                        1.65%             132,497     4.479412        593,509      -26.98%
                                                        1.70%              25,535     4.472745        114,212      -27.02%
                                                        1.75%              27,962     4.466078        124,880      -27.06%
                                                        1.80%              84,758     4.459429        377,972      -27.10%
                                                        1.85%              15,692     4.452769         69,873      -27.13%
                                                        1.90%                 253     4.446112          1,125      -27.17%
                                                        2.20%              19,052     4.406372         83,950      -27.39%
                                                        2.25%               5,925     4.399755         26,069      -27.43%
                                                        0.95% EV***     2,483,976     7.952603     19,754,075      -26.89%
                                                        1.00% EV***     1,676,733     7.936722     13,307,764      -26.93%
                                                        1.05% EV***       230,086     7.920857      1,822,478      -26.96%
                                                        1.10% EV***       454,684     7.905013      3,594,283      -27.00%
                                                        1.15% EV***       178,438     7.889206      1,407,734      -27.04%
                                                        1.20% EV***       145,335     7.873409      1,144,282      -27.07%
                                                        1.25% EV***        88,717     7.857644        697,107      -27.11%
                                                        1.30% EV***        22,435     7.841906        175,933      -27.15%
                                                        1.35% EV***        33,990     7.826184        266,012      -27.19%
                                                        1.40% EV***        86,168     7.810484        673,014      -27.22%
                                                        1.45% EV***        20,806     7.794812        162,179      -27.26%
                                                        1.50% EV***        24,958     7.779167        194,152      -27.30%
                                                        1.55% EV***        48,093     7.763530        373,371      -27.33%
                                                        1.60% EV***        21,809     7.747938        168,975      -27.37%
                                                        1.65% EV***        10,240     7.732362         79,179      -27.41%
                                                        1.70% EV***         2,872     7.716795         22,163      -27.45%
                                                        1.75% EV***         2,557     7.701280         19,692      -27.48%
                                                        1.80% EV***         2,449     7.685776         18,822      -27.52%
                                                        1.85% EV***           611     7.670288          4,687      -27.56%
                                                        1.90% EV***           130     7.654827            995      -27.60%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.95% EV***            23     7.639395            176      -27.63%
                                                        2.00% EV***            36     7.623969            274      -27.67%
                                                        2.05% EV***           312     7.608565          2,374      -27.71%

     MFS(R)VIT - Mid Cap Growth Series - Service Class
           2002 ....................................    1.50%              33,028     7.095730        234,358      -29.04% 5/1/02
                                                        1.60%              12,944     7.090900         91,785      -29.09% 5/1/02
                                                        1.65%              23,370     7.088490        165,658      -29.12% 5/1/02
                                                        1.75%               8,482     7.083647         60,083      -29.16% 5/1/02
                                                        1.80%              11,978     7.081227         84,819      -29.19% 5/1/02
                                                        1.90%               3,797     7.076398         26,869      -29.24% 5/1/02
                                                        1.95%              26,351     7.073985        186,407      -29.26% 5/1/02
                                                        2.00%               7,576     7.071563         53,574      -29.28% 5/1/02
                                                        2.05%              18,475     7.069146        130,602      -29.31% 5/1/02
                                                        2.10%              22,049     7.066726        155,814      -29.33% 5/1/02
                                                        2.15%                 430     7.064298          3,038      -29.36% 5/1/02
                                                        2.20%               6,800     7.061880         48,021      -29.38% 5/1/02
                                                        2.45%               2,336     7.049775         16,468      -29.50% 5/1/02
                                                        2.50%               4,943     7.047349         34,835      -29.53% 5/1/02
                                                        2.60%               4,542     7.042502         31,987      -29.57% 5/1/02

     MFS(R)VIT - New Discovery Series - Service Class
           2002 ....................................    1.50%               6,036     7.467590         45,074      -25.32% 5/1/02
                                                        1.60%                 947     7.462500          7,067      -25.38% 5/1/02
                                                        1.65%              12,945     7.459964         96,569      -25.40% 5/1/02
                                                        1.75%                 966     7.454879          7,201      -25.45% 5/1/02
                                                        1.80%               2,612     7.452336         19,466      -25.48% 5/1/02
                                                        1.90%               2,381     7.447255         17,732      -25.53% 5/1/02
                                                        1.95%               9,001     7.444702         67,010      -25.55% 5/1/02
                                                        2.05%               2,381     7.439624         17,714      -25.60% 5/1/02
                                                        2.10%               2,688     7.437071         19,991      -25.63% 5/1/02
                                                        2.20%               9,602     7.431983         71,362      -25.68% 5/1/02
                                                        2.50%               5,472     7.416705         40,584      -25.83% 5/1/02

     MFS(R) VIT - Value Series - Service Class
           2002 ....................................    1.50%              21,048     8.316953        175,055      -16.83% 5/1/02
                                                        1.60%               7,966     8.311294         66,208      -16.89% 5/1/02
                                                        1.65%              26,137     8.308471        217,159      -16.92% 5/1/02
                                                        1.75%              16,845     8.302808        139,861      -16.97% 5/1/02
                                                        1.80%                 422     8.299980          3,503      -17.00% 5/1/02
                                                        1.90%               4,041     8.294320         33,517      -17.06% 5/1/02
                                                        1.95%              14,131     8.291483        117,167      -17.09% 5/1/02
                                                        2.00%               3,747     8.288647         31,058      -17.11% 5/1/02
                                                        2.05%              12,855     8.285818        106,514      -17.14% 5/1/02
                                                        2.10%              10,755     8.282982         89,083      -17.17% 5/1/02
                                                        2.15%                 822     8.280156          6,806      -17.20% 5/1/02
                                                        2.20%               4,788     8.277320         39,632      -17.23% 5/1/02
                                                        2.45%               1,486     8.263142         12,279      -17.37% 5/1/02
                                                        2.50%                 285     8.260300          2,354      -17.40% 5/1/02
                                                        2.60%               1,440     8.254632         11,887      -17.45% 5/1/02

     Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
           2002 ....................................    1.50%               4,932     9.820202         48,433       -1.80% 5/1/02
                                                        1.60%               2,999     9.813529         29,431       -1.86% 5/1/02
                                                        1.65%               1,527     9.810192         14,980       -1.90% 5/1/02
                                                        1.75%               1,228     9.803520         12,039       -1.96% 5/1/02
                                                        1.95%               4,082     9.790165         39,963       -2.10% 5/1/02
                                                        2.00%               1,408     9.786827         13,780       -2.13% 5/1/02
                                                        2.05%               8,429     9.783484         82,465       -2.17% 5/1/02
                                                        2.10%               2,285     9.780134         22,348       -2.20% 5/1/02
                                                        2.20%               4,787     9.773460         46,786       -2.27% 5/1/02
                                                        2.45%                 919     9.756729          8,966       -2.43% 5/1/02
                                                        2.50%               1,184     9.753383         11,548       -2.47% 5/1/02
                                                        2.60%                 104     9.746695          1,014       -2.53% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Neuberger Berman AMT - Focus Portfolio - S Class Shares
           2002 ....................................    1.50%               1,012    10.879504         11,010        8.80% 5/1/02
                                                        1.65%                 394    10.868422          4,282        8.68% 5/1/02
                                                        1.75%               2,738    10.861027         29,737        8.61% 5/1/02
                                                        2.05%               1,958    10.838849         21,222        8.39% 5/1/02
                                                        2.10%                 960    10.835149         10,402        8.35% 5/1/02
                                                        2.15%               1,398    10.831452         15,142        8.31% 5/1/02
                                                        2.20%                 128    10.827752          1,386        8.28% 5/1/02
                                                        2.35%               2,261    10.816640         24,456        8.17% 5/1/02
                                                        2.60%                 125    10.798121          1,350        7.98% 5/1/02

     Neuberger Berman AMT - Guardian Portfolio - I Class Shares
           2002 ....................................    0.95%              32,878    11.10            364,944      -27.15%
                                                        0.95%           2,518,130    11.102807     27,958,311      -27.15%
                                                        1.00%               5,133    11.07             56,819      -27.18%
                                                        1.00%           1,176,180    11.073941     13,024,948      -27.18%
                                                        1.05%                 283    11.05              3,132      -27.22%
                                                        1.05%             267,323    11.045123      2,952,615      -27.22%
                                                        1.10%              57,876    10.38            600,754      -27.26%
                                                        1.10%             291,145    10.381389      3,022,490      -27.26%
                                                        1.15%              15,616    10.36            161,777      -27.30%
                                                        1.15%             162,980    10.359099      1,688,326      -27.30%
                                                        1.20%                 832     9.87              8,215      -27.33%
                                                        1.20%             926,974     9.874844      9,153,724      -27.33%
                                                        1.25%                 440     9.85              4,337      -27.37%
                                                        1.25%             104,095     9.853218      1,025,671      -27.37%
                                                        1.30%                 808     9.83              7,946      -27.41%
                                                        1.30%             240,776     9.831629      2,367,220      -27.41%
                                                        1.35%                 424    10.27              4,350      -27.44%
                                                        1.35%             224,959    10.270302      2,310,397      -27.44%
                                                        1.40%             152,447    10.248188      1,562,306      -27.48%
                                                        1.45%              29,033    10.226131        296,895      -27.52%
                                                        1.50%              78,084    10.204085        796,776      -27.55%
                                                        1.55%              34,833    10.182084        354,673      -27.59%
                                                        1.60%              72,064    10.160128        732,179      -27.63%
                                                        1.65%              52,476    10.138201        532,012      -27.66%
                                                        1.70%                 631     6.936818          4,377      -27.70%
                                                        1.75%              59,708     6.923899        413,412      -27.74%
                                                        1.80%              36,156     6.910990        249,874      -27.77%
                                                        1.85%               4,581     6.898096         31,600      -27.81%
                                                        1.90%               3,519     6.885223         24,229      -27.85%
                                                        2.00%                   7     6.859526             48      -27.92%
                                                        2.05%               4,282     6.846694         29,318      -27.96%
                                                        2.15%                 172     6.821108          1,173      -28.03%
                                                        2.20%               3,341     6.808334         22,747      -28.07%
                                                        2.25%               4,662     6.979055         32,536      -28.11%
                                                        0.95% EV***       730,024    10.244666      7,478,852      -27.54%
                                                        1.00% EV***       350,764    10.222595      3,585,718      -27.57%
                                                        1.05% EV***        32,603    10.200575        332,569      -27.61%
                                                        1.10% EV***       340,585    10.178604      3,466,680      -27.65%
                                                        1.15% EV***       115,319    10.156640      1,171,254      -27.69%
                                                        1.20% EV***        50,504    10.134733        511,845      -27.72%
                                                        1.25% EV***        81,449     7.579940        617,379      -27.76%
                                                        1.30% EV***        16,628     7.564677        125,785      -27.80%
                                                        1.35% EV***        11,616     7.549449         87,694      -27.83%
                                                        1.40% EV***       110,441     7.534227        832,088      -27.87%
                                                        1.45% EV***        17,168     7.519055        129,087      -27.91%
                                                        1.50% EV***        24,052     7.503902        180,484      -27.94%
                                                        1.55% EV***        73,342     7.488746        549,240      -27.98%
                                                        1.60% EV***        44,318     7.473630        331,216      -28.02%
                                                        1.65% EV***         4,685     7.458541         34,943      -28.05%

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.70% EV***         8,816     7.443458         65,622      -28.09%
                                                        1.75% EV***         4,303     7.428423         31,965      -28.13%
                                                        1.80% EV***           299     7.413387          2,217      -28.16%
                                                        1.85% EV***         1,800     7.398403         13,317      -28.20%

     Neuberger Berman AMT - Mid-Cap Growth Portfolio(R)
           2002 ....................................    0.95%              67,880    11.78            799,629      -30.01%
                                                        0.95%           3,515,602    11.783165     41,424,918      -30.01%
                                                        1.00%               6,033    11.75             70,893      -30.05%
                                                        1.00%           1,713,408    11.752488     20,136,807      -30.05%
                                                        1.05%               1,161    11.72             13,604      -30.08%
                                                        1.05%             293,106    11.721882      3,435,754      -30.08%
                                                        1.10%             108,456    10.21          1,107,331      -30.12%
                                                        1.10%             562,638    10.212487      5,745,933      -30.12%
                                                        1.15%              20,433    10.19            208,208      -30.15%
                                                        1.15%             258,626    10.190559      2,635,544      -30.15%
                                                        1.20%               1,929     9.90             19,098      -30.19%
                                                        1.20%           1,710,441     9.900112     16,933,557      -30.19%
                                                        1.25%               2,182     9.88             21,554      -30.22%
                                                        1.25%             174,370     9.878424      1,722,501      -30.22%
                                                        1.30%               3,646     9.86             35,945      -30.26%
                                                        1.30%             320,322     9.856745      3,157,332      -30.26%
                                                        1.35%                  37    10.10                369      -30.30%
                                                        1.35%             226,117    10.103131      2,284,490      -30.30%
                                                        1.40%             250,934    10.081358      2,529,755      -30.33%
                                                        1.45%              25,679    10.059629        258,321      -30.37%
                                                        1.50%             104,979    10.037926      1,053,771      -30.40%
                                                        1.55%              26,874    10.016277        269,177      -30.44%
                                                        1.60%              91,831     9.994652        917,819      -30.47%
                                                        1.65%             122,526     9.973058      1,221,959      -30.51%
                                                        1.70%              29,290     7.143412        209,231      -30.54%
                                                        1.75%              55,099     7.130099        392,861      -30.58%
                                                        1.80%              45,518     7.116796        323,942      -30.61%
                                                        1.85%               8,168     7.103509         58,021      -30.65%
                                                        1.90%               8,907     7.090239         63,153      -30.68%
                                                        1.95%               1,777     7.076993         12,576      -30.72%
                                                        2.00%                 310     7.063746          2,190      -30.76%
                                                        2.05%              10,718     7.050541         75,568      -30.79%
                                                        2.10%               1,335     7.037336          9,395      -30.83%
                                                        2.15%                  18     7.024147            126      -30.86%
                                                        2.20%              12,077     7.010993         84,672      -30.90%
                                                        2.25%                 557     4.207526          2,344      -30.93%
                                                        0.95% EV***     1,638,090    10.063416     16,484,781      -30.42%
                                                        1.00% EV***     1,151,477    10.041738     11,562,830      -30.46%
                                                        1.05% EV***        82,316    10.020064        824,812      -30.49%
                                                        1.10% EV***       559,574     9.998449      5,594,872      -30.53%
                                                        1.15% EV***       158,775     9.976864      1,584,077      -30.56%
                                                        1.20% EV***        97,902     9.955324        974,646      -30.60%
                                                        1.25% EV***       111,310     7.015703        780,918      -30.64%
                                                        1.30% EV***        45,357     7.001571        317,570      -30.67%
                                                        1.35% EV***        35,074     6.987462        245,078      -30.71%
                                                        1.40% EV***       147,457     6.973348      1,028,269      -30.74%
                                                        1.45% EV***        29,676     6.959280        206,524      -30.78%
                                                        1.50% EV***        28,386     6.945227        197,147      -30.81%
                                                        1.55% EV***        47,759     6.931211        331,028      -30.85%
                                                        1.60% EV***        35,478     6.917195        245,408      -30.88%
                                                        1.65% EV***        12,187     6.903196         84,129      -30.92%
                                                        1.70% EV***        10,899     6.889235         75,086      -30.95%
                                                        1.75% EV***        13,081     6.875286         89,936      -30.99%
                                                        1.80% EV***         1,936     6.861345         13,284      -31.03%
                                                        1.85% EV***         7,923     6.847457         54,252      -31.06%
                                                        1.90% EV***           115     6.833568            786      -31.10%
                                                        1.95% EV***            50     6.819702            341      -31.13%
                                                        2.20% EV***            20     6.750702            135      -31.31%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Neuberger Berman AMT - Partners Portfolio(R)
           2002 ....................................    0.95%              18,372     8.02            147,341      -24.86%
                                                        0.95%           4,122,415     8.023166     33,074,820      -24.86%
                                                        1.00%               3,182     8.00             25,453      -24.90%
                                                        1.00%           2,421,685     8.002299     19,379,047      -24.90%
                                                        1.05%               1,459     7.98             11,644      -24.94%
                                                        1.05%             447,473     7.981445      3,571,481      -24.94%
                                                        1.10%              22,718     9.04            205,373      -24.98%
                                                        1.10%             226,150     9.041691      2,044,778      -24.98%
                                                        1.15%               7,967     9.02             71,864      -25.02%
                                                        1.15%              74,092     9.022270        668,478      -25.02%
                                                        1.20%                  32     8.98                285      -25.05%
                                                        1.20%             757,688     8.977079      6,801,825      -25.05%
                                                        1.25%                 139     8.96              1,248      -25.09%
                                                        1.25%              54,843     8.957418        491,252      -25.09%
                                                        1.30%                  21     8.94                185      -25.13%
                                                        1.30%             101,638     8.937773        908,417      -25.13%
                                                        1.35%               1,046     8.94              9,353      -25.17%
                                                        1.35%             145,764     8.944911      1,303,846      -25.17%
                                                        1.40%             95,497      8.925645        852,372      -25.21%
                                                        1.45%               8,187     8.906424         72,917      -25.24%
                                                        1.50%              27,425     8.887227        243,732      -25.28%
                                                        1.55%              12,495     8.868057        110,806      -25.32%
                                                        1.60%              30,387     8.848923        268,892      -25.36%
                                                        1.65%              45,751     8.829813        403,973      -25.40%
                                                        1.70%                 713     6.701201          4,778      -25.43%
                                                        1.75%              20,084     6.688692        134,336      -25.47%
                                                        1.80%              14,903     6.676227         99,496      -25.51%
                                                        1.85%               6,535     6.663773         43,548      -25.55%
                                                        2.00%                  74     6.626511            490      -25.66%
                                                        2.05%               7,800     6.614111         51,590      -25.70%
                                                        2.10%                   7     6.601750             46      -25.74%
                                                        2.20%               2,603     6.577049         17,120      -25.81%
                                                        0.95% EV***       435,558     8.921353      3,885,767      -25.25%
                                                        1.00% EV***       290,970     8.902173      2,590,265      -25.29%
                                                        1.05% EV***        23,094     8.882971        205,143      -25.33%
                                                        1.10% EV***       231,131     8.863819      2,048,703      -25.37%
                                                        1.15% EV***        51,005     8.844718        451,125      -25.41%
                                                        1.20% EV***        22,333     8.825632        197,103      -25.44%
                                                        1.25% EV***        25,488     7.404078        188,715      -25.48%
                                                        1.30% EV***         9,949     7.389162         73,515      -25.52%
                                                        1.35% EV***         8,978     7.374271         66,206      -25.56%
                                                        1.40% EV***        17,626     7.359404        129,717      -25.60%
                                                        1.45% EV***         2,582     7.344584         18,964      -25.63%
                                                        1.50% EV***           901     7.329759          6,604      -25.67%
                                                        1.55% EV***         4,544     7.314976         33,239      -25.71%
                                                        1.60% EV***        21,827     7.300209        159,342      -25.75%
                                                        1.65% EV***         5,400     7.285467         39,342      -25.79%
                                                        1.70% EV***         5,669     7.270734         41,218      -25.82%
                                                        1.75% EV***         1,924     7.256030         13,961      -25.86%
                                                        1.80% EV***            88     7.241350            637      -25.90%
                                                        1.85% EV***             8     7.226689             58      -25.94%
                                                        1.90% EV***           118     7.212061            851      -25.98%

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2002 ....................................    0.95%           6,314,119     8.260023     52,154,768      -28.48%
                                                        0.95%              94,896     8.26            783,837      -28.48%
                                                        1.00%           3,129,276     8.238513     25,780,581      -28.51%
                                                        1.00%               8,088     8.24             66,646      -28.51%
                                                        1.05%             491,993     8.217057      4,042,735      -28.55%
                                                        1.10%             784,225    10.207958      8,005,336      -28.59%

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.10%             181,249    10.21          1,850,549      -28.59%
                                                        1.15%             257,897    10.186018      2,626,943      -28.62%
                                                        1.15%              70,764    10.19            721,089      -28.62%
                                                        1.20%           1,610,948     9.989064     16,091,863      -28.66%
                                                        1.20%               8,229     9.99             82,205      -28.66%
                                                        1.25%             256,141     9.967175      2,553,002      -28.69%
                                                        1.25%               2,317     9.97             23,096      -28.69%
                                                        1.30%             361,603     9.945321      3,596,258      -28.73%
                                                        1.30%               3,815     9.95             37,961      -28.73%
                                                        1.35%             215,922    10.098682      2,180,528      -28.77%
                                                        1.40%             201,695    10.076931      2,032,467      -28.80%
                                                        1.45%              43,151    10.055227        433,893      -28.84%
                                                        1.50%             125,300    10.033548      1,257,204      -28.88%
                                                        1.55%              39,786    10.011907        398,334      -28.91%
                                                        1.60%              54,875     9.990303        548,218      -28.95%
                                                        1.65%             119,536     9.968740      1,191,623      -28.98%
                                                        1.70%              27,240     6.724059        183,163      -29.02%
                                                        1.75%              28,810     6.711524        193,359      -29.06%
                                                        1.80%              55,896     6.699002        374,447      -29.09%
                                                        1.85%               3,976     6.686490         26,585      -29.13%
                                                        1.90%               7,132     6.674005         47,599      -29.17%
                                                        1.95%                 880     6.661537          5,862      -29.20%
                                                        2.05%               4,895     6.636658         32,486      -29.27%
                                                        2.10%                 220     6.624244          1,457      -29.31%
                                                        2.20%              10,602     6.599464         69,968      -29.38%
                                                        0.95% EV***     1,773,223    10.052284     17,824,941      -28.91%
                                                        1.00% EV***     1,212,560    10.030621     12,162,730      -28.95%
                                                        1.05% EV***       116,830    10.009004      1,169,352      -28.98%
                                                        1.10% EV***       438,426     9.987404      4,378,738      -29.02%
                                                        1.15% EV***       129,223     9.965847      1,287,817      -29.06%
                                                        1.20% EV***       117,153     9.944329      1,165,008      -29.09%
                                                        1.25% EV***       125,872     7.416263        933,500      -29.13%
                                                        1.30% EV***        22,281     7.401332        164,909      -29.16%
                                                        1.35% EV***        37,919     7.386402        280,085      -29.20%
                                                        1.40% EV***       109,256     7.371510        805,382      -29.24%
                                                        1.45% EV***        27,325     7.356631        201,020      -29.27%
                                                        1.50% EV***        40,454     7.341782        297,004      -29.31%
                                                        1.55% EV***        36,323     7.326953        266,137      -29.35%
                                                        1.60% EV***        27,076     7.312148        197,984      -29.38%
                                                        1.65% EV***        10,242     7.297363         74,740      -29.42%
                                                        1.70% EV***         4,740     7.282609         34,520      -29.45%
                                                        1.75% EV***        12,065     7.267868         87,687      -29.49%
                                                        1.80% EV***         2,396     7.253150         17,379      -29.53%
                                                        1.85% EV***         9,029     7.238438         65,356      -29.56%
                                                        1.90% EV***            17     7.223782            123      -29.60%
                                                        1.95% EV***            20     7.209129            144      -29.64%
                                                        2.05% EV***           485     7.179889          3,482      -29.71%
                                                        2.15% EV***           303     7.150741          2,167      -29.78%
                                                        2.20% EV***            19     7.136224            136      -29.82%
                                                        2.25% EV***         2,333     7.121695         16,615      -29.85%

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002 ....................................    0.95%          10,196,426    10.498938    107,051,644      -27.55%
                                                        0.95%             122,791    10.50          1,289,304      -27.55%
                                                        1.00%           4,481,564    10.471617     46,929,222      -27.59%
                                                        1.00%              14,063    10.47            147,244      -27.59%
                                                        1.05%             685,338    10.444338      7,157,902      -27.63%
                                                        1.05%               3,784    10.44             39,508      -27.63%
                                                        1.10%           1,810,039    11.451136     20,727,003      -27.66%
                                                        1.10%             162,597    11.45          1,861,732      -27.66%
                                                        1.15%             871,403    11.426546      9,957,126      -27.70%
                                                        1.15%              43,940    11.43            502,238      -27.70%
                                                        1.20%           3,613,227    10.981083     39,677,146      -27.74%
                                                        1.20%               5,126    10.98             56,283      -27.74%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.25%             445,948    10.957031      4,886,266      -27.77%
                                                        1.25%               8,052    10.96             88,247      -27.77%
                                                        1.30%             672,053    10.933007      7,347,560      -27.81%
                                                        1.30%              14,129    10.93            154,425      -27.81%
                                                        1.35%             786,460    11.328575      8,909,471      -27.85%
                                                        1.35%                 186    11.33              2,107      -27.85%
                                                        1.40%             638,398    11.304185      7,216,569      -27.88%
                                                        1.40%                 522    11.30              5,903      -27.88%
                                                        1.45%             105,074    11.279831      1,185,217      -27.92%
                                                        1.50%             312,193    11.255526      3,513,896      -27.96%
                                                        1.55%             150,685    11.231257      1,692,382      -27.99%
                                                        1.60%             200,556    11.207016      2,247,634      -28.03%
                                                        1.65%             342,937    11.182836      3,835,008      -28.07%
                                                        1.70%              53,165     7.731297        411,034      -28.10%
                                                        1.75%             175,059     7.716890      1,350,911      -28.14%
                                                        1.80%             192,399     7.702487      1,481,951      -28.18%
                                                        1.85%              47,437     7.688120        364,701      -28.21%
                                                        1.90%              20,341     7.673761        156,092      -28.25%
                                                        1.95%               8,520     7.659427         65,258      -28.29%
                                                        2.00%               4,117     7.645123         31,475      -28.32%
                                                        2.05%              34,643     7.630825        264,355      -28.36%
                                                        2.10%                 553     7.616546          4,212      -28.40%
                                                        2.15%                 159     7.602298          1,209      -28.43%
                                                        2.20%              13,564     7.588056        102,924      -28.47%
                                                        2.25%               6,981     5.943076         41,489      -28.51%
                                                        0.95% EV***     2,943,045    11.298877     33,253,103      -27.97%
                                                        1.00% EV***     1,635,262    11.274537     18,436,822      -28.01%
                                                        1.05% EV***       138,010    11.250249      1,552,647      -28.05%
                                                        1.10% EV***     1,273,777    11.226007     14,299,430      -28.08%
                                                        1.15% EV***       405,788    11.201796      4,545,554      -28.12%
                                                        1.20% EV***       184,654    11.177606      2,063,990      -28.16%
                                                        1.25% EV***       429,137     8.233033      3,533,099      -28.19%
                                                        1.30% EV***       117,776     8.216453        967,701      -28.23%
                                                        1.35% EV***        71,648     8.199899        587,506      -28.27%
                                                        1.40% EV***       350,161     8.183386      2,865,503      -28.30%
                                                        1.45% EV***        59,040     8.166863        482,172      -28.34%
                                                        1.50% EV***        36,350     8.150404        296,267      -28.38%
                                                        1.55% EV***       165,160     8.133950      1,343,403      -28.41%
                                                        1.60% EV***        96,796     8.117535        785,745      -28.45%
                                                        1.65% EV***        18,016     8.101119        145,950      -28.49%
                                                        1.70% EV***        28,104     8.084750        227,214      -28.52%
                                                        1.75% EV***        15,716     8.068407        126,803      -28.56%
                                                        1.80% EV***         9,476     8.052074         76,301      -28.60%
                                                        1.85% EV***         6,228     8.035763         50,047      -28.63%
                                                        1.90% EV***           399     8.019504          3,200      -28.67%
                                                        1.95% EV***         3,811     8.003246         30,500      -28.71%
                                                        2.00% EV***         3,392     7.987012         27,092      -28.74%
                                                        2.05% EV***         1,007     7.970814          8,027      -28.78%
                                                        2.10% EV***         1,711     7.954631         13,610      -28.82%
                                                        2.20% EV***            31     7.922351            246      -28.89%
                                                        2.25% EV***           400     7.906246          3,162      -28.93%

     Oppenheimer Capital Appreciation Fund/VA - Service Class
           2002.....................................    1.50%              82,995     7.846634        651,231      -21.53% 5/1/02
                                                        1.60%              28,147     7.841294        220,709      -21.59% 5/1/02
                                                        1.65%              42,542     7.838616        333,470      -21.61% 5/1/02
                                                        1.75%              21,006     7.833279        164,546      -21.67% 5/1/02
                                                        1.80%              38,025     7.830605        297,759      -21.69% 5/1/02
                                                        1.90%               7,509     7.825260         58,760      -21.75% 5/1/02
                                                        1.95%              33,309     7.822587        260,563      -21.77% 5/1/02
                                                        2.00%               1,889     7.819911         14,772      -21.80% 5/1/02
                                                        2.05%              31,980     7.817234        249,995      -21.83% 5/1/02

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.10%              35,276     7.814562        275,666      -21.85% 5/1/02
                                                        2.15%               4,703     7.811891         36,739      -21.88% 5/1/02
                                                        2.20%              10,529     7.809211         82,223      -21.91% 5/1/02
                                                        2.35%                 190     7.801186          1,482      -21.99% 5/1/02
                                                        2.45%               1,141     7.795829          8,895      -22.04% 5/1/02
                                                        2.50%              12,939     7.793155        100,836      -22.07% 5/1/02
                                                        2.60%               5,111     7.787798         39,803      -22.12% 5/1/02

     Oppenheimer Global Securities Fund/VA - Initial Class
           2002.....................................    0.95%           6,604,871     6.408618     42,328,095      -22.88%
                                                        0.95%              48,411     6.41            310,315      -22.88%
                                                        1.00%           1,791,657     6.399987     11,466,582      -22.91%
                                                        1.00%               9,420     6.40             60,286      -22.91%
                                                        1.05%             265,024     6.391359      1,693,864      -22.95%
                                                        1.05%                 133     6.39                849      -23.31%
                                                        1.10%           1,689,476     6.382747     10,783,498      -22.99%
                                                        1.10%              23,211     6.38            148,086      -22.99%
                                                        1.15%             958,742     6.374126      6,111,142      -23.03%
                                                        1.15%               4,328     6.37             27,568      -23.03%
                                                        1.20%           5,456,333     6.365520     34,732,397      -23.07%
                                                        1.20%                 567     6.37              3,612      -23.07%
                                                        1.25%             364,105     6.356923      2,314,587      -23.11%
                                                        1.25%                 897     6.36              5,707      -23.11%
                                                        1.30%             698,706     6.348332      4,435,618      -23.15%
                                                        1.30%                 602     6.35              3,822      -23.15%
                                                        1.35%             973,162     6.339745      6,169,599      -23.19%
                                                        1.35%                 728     6.34              4,618      -23.19%
                                                        1.40%             885,731     6.331165      5,607,709      -23.23%
                                                        1.45%              91,552     6.322604        578,847      -23.27%
                                                        1.50%             261,222     6.314040      1,649,366      -23.30%
                                                        1.55%             142,876     6.305481        900,902      -23.34%
                                                        1.60%             258,619     6.296936      1,628,507      -23.38%
                                                        1.65%             474,311     6.288389      2,982,652      -23.42%
                                                        1.70%              15,823     6.279861         99,366      -23.46%
                                                        1.75%             181,763     6.271334      1,139,896      -23.50%
                                                        1.80%             221,252     6.262817      1,385,661      -23.54%
                                                        1.85%              34,278     6.254301        214,385      -23.58%
                                                        1.90%              12,063     6.245795         75,343      -23.62%
                                                        1.95%              10,664     6.237297         66,515      -23.66%
                                                        2.00%               7,235     6.228810         45,065      -23.69%
                                                        2.05%              24,669     6.220335        153,449      -23.73%
                                                        2.10%               1,609     6.211849          9,995      -23.77%
                                                        2.15%                 194     6.203380          1,203      -23.81%
                                                        2.20%               9,125     6.194920         56,529      -23.85%
                                                        2.25%               2,809     6.186473         17,378      -23.89%
                                                        0.95% EV***     2,093,889    10.022652     20,986,321      -23.27%
                                                        1.00% EV***       772,593    10.003983      7,729,007      -23.31%
                                                        1.05% EV***        92,553     9.985319        924,171      -23.35%
                                                        1.10% EV***       933,477     9.966703      9,303,688      -23.39%
                                                        1.15% EV***       299,212     9.948106      2,976,593      -23.43%
                                                        1.20% EV***       121,285     9.929515      1,204,301      -23.47%
                                                        1.25% EV***       137,261     9.910975      1,360,390      -23.51%
                                                        1.30% EV***        54,943     9.892454        543,521      -23.55%
                                                        1.35% EV***        40,706     9.873959        401,929      -23.59%
                                                        1.40% EV***        90,390     9.855484        890,837      -23.63%
                                                        1.45% EV***        35,408     9.837040        348,310      -23.66%
                                                        1.50% EV***        31,904     9.818615        313,253      -23.70%
                                                        1.55% EV***        56,900     9.800220        557,633      -23.74%
                                                        1.60% EV***        70,406     9.781838        688,700      -23.78%
                                                        1.65% EV***         6,045     9.763509         59,020      -23.82%
                                                        1.70% EV***         7,046     9.745180         68,665      -23.86%
                                                        1.75% EV***         4,358     9.726878         42,390      -23.90%
                                                        1.80% EV***         3,712     9.708601         36,038      -23.94%
                                                        1.85% EV***         1,006     9.690339          9,748      -23.98%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.95% EV***         2,435     9.653936         23,507      -24.05%
                                                        2.00% EV***         1,098     9.635747         10,580      -24.09%
                                                        2.05% EV***            28     9.617616            269      -24.13%
                                                        2.10% EV***         1,424     9.599483         13,670      -24.17%
                                                        2.20% EV***            62     9.563308            593      -24.25%
                                                        2.25% EV***           343     9.545275          3,274      -24.29%
                                                        2.40% EV***            30     9.491269            285      -24.41%

     Oppenheimer Global Securities Fund/VA - Service Class
           2002 ....................................    1.50%              50,266     7.693100        386,701      -23.07% 5/1/02
                                                        1.60%              54,038     7.687867        415,437      -23.12% 5/1/02
                                                        1.65%              43,660     7.685241        335,538      -23.15% 5/1/02
                                                        1.75%              38,577     7.680006        296,272      -23.20% 5/1/02
                                                        1.80%              38,793     7.677386        297,829      -23.23% 5/1/02
                                                        1.90%              15,897     7.672153        121,964      -23.28% 5/1/02
                                                        1.95%              52,085     7.669534        399,468      -23.30% 5/1/02
                                                        2.00%               2,900     7.666914         22,234      -23.33% 5/1/02
                                                        2.05%              60,032     7.664287        460,102      -23.36% 5/1/02
                                                        2.10%              40,650     7.661661        311,447      -23.38% 5/1/02
                                                        2.15%               1,272     7.659046          9,742      -23.41% 5/1/02
                                                        2.20%              44,236     7.656425        338,690      -23.44% 5/1/02
                                                        2.30%                 144     7.651177          1,102      -23.49% 5/1/02
                                                        2.35%               2,673     7.648552         20,445      -23.51% 5/1/02
                                                        2.45%               4,149     7.643307         31,712      -23.57% 5/1/02
                                                        2.50%               3,361     7.640679         25,680      -23.59% 5/1/02
                                                        2.60%               5,396     7.635426         41,201      -23.65% 5/1/02

     Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
           2002 ....................................    0.95%          10,184,577     8.295049     84,481,565      -19.57%
                                                        0.95%              98,577     8.30            818,185      -19.57%
                                                        1.00%           4,967,892     8.273457     41,101,641      -19.61%
                                                        1.00%              11,066     8.27             91,519      -19.61%
                                                        1.05%             842,445     8.251913      6,951,783      -19.65%
                                                        1.10%           1,248,730     9.562870     11,941,443      -19.69%
                                                        1.10%             118,972     9.56          1,137,371      -19.69%
                                                        1.15%             618,478     9.542333      5,901,723      -19.73%
                                                        1.15%              38,115     9.54            363,616      -19.73%
                                                        1.20%           3,706,414     9.376475     34,753,098      -19.77%
                                                        1.20%               3,879     9.38             36,387      -19.77%
                                                        1.25%             451,976     9.355937      4,228,659      -19.81%
                                                        1.25%               4,013     9.36             37,559      -19.81%
                                                        1.30%             786,528     9.335444      7,342,588      -19.85%
                                                        1.30%               2,404     9.34             22,451      -19.85%
                                                        1.35%             661,352     9.460540      6,256,747      -19.89%
                                                        1.35%                  32     9.46                307      -19.89%
                                                        1.40%             572,121     9.440180      5,400,925      -19.94%
                                                        1.45%              87,363     9.419845        822,946      -19.98%
                                                        1.50%             333,782     9.399555      3,137,402      -20.02%
                                                        1.55%             127,988     9.379287      1,200,436      -20.06%
                                                        1.60%             141,775     9.359056      1,326,880      -20.10%
                                                        1.65%             315,954     9.338857      2,950,649      -20.14%
                                                        1.70%              33,644     6.817103        229,355      -20.18%
                                                        1.75%             115,157     6.804394        783,574      -20.22%
                                                        1.80%             199,207     6.791724      1,352,959      -20.26%
                                                        1.85%              31,009     6.779063        210,212      -20.30%
                                                        1.90%              11,564     6.766391         78,247      -20.34%
                                                        1.95%               8,719     6.753762         58,886      -20.38%
                                                        2.00%                 486     6.741147          3,276      -20.42%
                                                        2.05%              16,607     6.728539        111,741      -20.46%
                                                        2.20%              37,682     6.690842        252,124      -20.59%
                                                        2.25%               1,750     6.246495         10,931      -20.63%
                                                        0.95% EV***     3,975,623     9.434491     37,507,979      -19.98%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.00% EV***     2,416,499     9.414197     22,749,398      -20.03%
                                                        1.05% EV***       208,983     9.393901      1,963,166      -20.07%
                                                        1.10% EV***     1,314,797     9.373664     12,324,465      -20.11%
                                                        1.15% EV***       462,107     9.353464      4,322,301      -20.15%
                                                        1.20% EV***       195,609     9.333269      1,825,671      -20.19%
                                                        1.25% EV***       165,844     7.578268      1,256,810      -20.23%
                                                        1.30% EV***        63,051     7.563018        476,856      -20.27%
                                                        1.35% EV***       139,767     7.547786      1,054,931      -20.31%
                                                        1.40% EV***       270,039     7.532593      2,034,094      -20.35%
                                                        1.45% EV***        41,181     7.517413        309,575      -20.39%
                                                        1.50% EV***        49,568     7.502233        371,871      -20.43%
                                                        1.55% EV***       134,250     7.487111      1,005,145      -20.47%
                                                        1.60% EV***        51,928     7.471976        388,005      -20.51%
                                                        1.65% EV***        27,251     7.456901        203,208      -20.55%
                                                        1.70% EV***        24,529     7.441834        182,541      -20.59%
                                                        1.75% EV***        19,298     7.426779        143,322      -20.64%
                                                        1.80% EV***         9,707     7.411771         71,946      -20.68%
                                                        1.85% EV***         2,549     7.396766         18,854      -20.72%
                                                        1.90% EV***         1,046     7.381791          7,721      -20.76%
                                                        1.95% EV***         3,489     7.366815         25,703      -20.80%
                                                        2.00% EV***           391     7.351901          2,875      -20.84%
                                                        2.05% EV***         1,554     7.337003         11,402      -20.88%
                                                        2.15% EV***         6,122     7.307231         44,735      -20.96%
                                                        2.20% EV***            34     7.292386            248      -21.00%

     Oppenheimer Main Street Growth & Income Fund/VA - Service Class
           2002.....................................    1.50%              54,541     8.043815        438,718      -19.56% 5/1/02
                                                        1.60%              26,288     8.038347        211,312      -19.62% 5/1/02
                                                        1.65%             102,039     8.035612        819,946      -19.64% 5/1/02
                                                        1.75%              29,354     8.030134        235,717      -19.70% 5/1/02
                                                        1.80%               7,986     8.027393         64,107      -19.73% 5/1/02
                                                        1.90%               6,833     8.021928         54,814      -19.78% 5/1/02
                                                        1.95%              19,367     8.019190        155,308      -19.81% 5/1/02
                                                        2.00%               6,570     8.016441         52,668      -19.84% 5/1/02
                                                        2.05%              22,674     8.013709        181,703      -19.86% 5/1/02
                                                        2.10%              29,274     8.010966        234,513      -19.89% 5/1/02
                                                        2.15%               1,578     8.008223         12,637      -19.92% 5/1/02
                                                        2.20%              26,587     8.005485        212,842      -19.95% 5/1/02
                                                        2.35%                 446     7.997251          3,567      -20.03% 5/1/02
                                                        2.45%               1,630     7.991770         13,027      -20.08% 5/1/02
                                                        2.50%                 290     7.989027          2,317      -20.11% 5/1/02
                                                        2.60%               2,517     7.983535         20,095      -20.16% 5/1/02

     Oppenheimer Strategic Bond Fund/VA - Service Class
           2002 ....................................    1.50%               9,594    10.273465         98,564        2.73% 5/1/02
                                                        1.60%               9,402    10.266502         96,526        2.67% 5/1/02
                                                        1.65%              14,099    10.263009        144,698        2.63% 5/1/02
                                                        1.75%               5,104    10.256033         52,347        2.56% 5/1/02
                                                        1.80%               1,992    10.252549         20,423        2.53% 5/1/02
                                                        1.90%               1,808    10.245554         18,524        2.46% 5/1/02
                                                        1.95%              12,135    10.242063        124,287        2.42% 5/1/02
                                                        2.05%               8,357    10.235088         85,535        2.35% 5/1/02
                                                        2.10%               4,725    10.231592         48,344        2.32% 5/1/02
                                                        2.15%               3,118    10.228100         31,891        2.28% 5/1/02
                                                        2.20%              12,668    10.224613        129,525        2.25% 5/1/02
                                                        2.35%               2,696    10.214119         27,537        2.14% 5/1/02
                                                        2.45%                  99    10.207132          1,011        2.07% 5/1/02
                                                        2.50%                 278    10.203629          2,837        2.04% 5/1/02
                                                        2.60%               2,388    10.196640         24,350        1.97% 5/1/02

     Strong Opportunity Fund II, Inc.
           2002 ....................................    0.95%           4,997,087     6.785241     33,906,440      -27.51%
                                                        0.95%              50,212     6.79            340,941      -27.51%
                                                        1.00%           1,282,758     6.776096      8,692,091      -27.55%
                                                        1.00%               9,182     6.78             62,255      -27.55%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.05%             200,916     6.766972      1,359,593      -27.59%
                                                        1.10%           1,428,593     6.757847      9,654,213      -27.62%
                                                        1.10%              53,262     6.76            360,050      -27.62%
                                                        1.15%             799,156     6.748731      5,393,289      -27.66%
                                                        1.15%              23,438     6.75            158,208      -27.66%
                                                        1.20%           3,835,034     6.739605     25,846,614      -27.70%
                                                        1.20%               2,385     6.74             16,077      -27.70%
                                                        1.25%             381,206     6.730519      2,565,714      -27.73%
                                                        1.25%               1,398     6.73              9,409      -27.73%
                                                        1.30%             523,191     6.721420      3,516,586      -27.77%
                                                        1.30%                 956     6.72              6,427      -27.77%
                                                        1.35%             795,528     6.712333      5,339,849      -27.81%
                                                        1.35%                 649     6.71              4,356      -27.81%
                                                        1.40%             629,174     6.703248      4,217,509      -27.84%
                                                        1.45%              43,548     6.694178        291,518      -27.88%
                                                        1.50%             287,463     6.685114      1,921,723      -27.92%
                                                        1.55%              94,060     6.676060        627,950      -27.95%
                                                        1.60%             260,247     6.667013      1,735,070      -27.99%
                                                        1.65%             361,512     6.657970      2,406,936      -28.03%
                                                        1.70%              40,813     6.648942        271,363      -28.06%
                                                        1.75%             173,090     6.639915      1,149,303      -28.10%
                                                        1.80%             206,784     6.630895      1,371,163      -28.14%
                                                        1.85%              13,025     6.621889         86,250      -28.17%
                                                        1.90%              11,834     6.612889         78,257      -28.21%
                                                        1.95%               7,727     6.603890         51,028      -28.25%
                                                        2.00%               2,073     6.594900         13,671      -28.28%
                                                        2.05%              47,535     6.585913        313,061      -28.32%
                                                        2.15%                 182     6.567984          1,195      -28.39%
                                                        2.20%              20,059     6.559028        131,568      -28.43%
                                                        0.95% EV***     1,677,843     8.495096     14,253,437      -27.91%
                                                        1.00% EV***       882,421     8.479271      7,482,287      -27.94%
                                                        1.05% EV***        80,025     8.463459        677,288      -27.98%
                                                        1.10% EV***     1,045,812     8.447675      8,834,680      -28.02%
                                                        1.15% EV***       313,766     8.431914      2,645,648      -28.05%
                                                        1.20% EV***       111,411     8.416172        937,654      -28.09%
                                                        1.25% EV***       129,362     8.400442      1,086,698      -28.13%
                                                        1.30% EV***        69,012     8.384741        578,648      -28.16%
                                                        1.35% EV***        77,464     8.369055        648,300      -28.20%
                                                        1.40% EV***        99,765     8.353407        833,378      -28.24%
                                                        1.45% EV***        13,490     8.337762        112,476      -28.27%
                                                        1.50% EV***        52,533     8.322138        437,187      -28.31%
                                                        1.55% EV***        73,464     8.306556        610,233      -28.35%
                                                        1.60% EV***        47,761     8.290978        395,985      -28.38%
                                                        1.65% EV***         7,343     8.275419         60,766      -28.42%
                                                        1.70% EV***        14,295     8.259889        118,075      -28.46%
                                                        1.75% EV***        13,795     8.244390        113,731      -28.49%
                                                        1.80% EV***         4,960     8.228891         40,815      -28.53%
                                                        1.85% EV***         1,380     8.213419         11,335      -28.57%
                                                        1.95% EV***         4,062     8.182554         33,238      -28.64%
                                                        2.00% EV***         2,471     8.167150         20,181      -28.68%
                                                        2.05% EV***         1,838     8.151782         14,983      -28.71%
                                                        2.10% EV***         1,641     8.136407         13,352      -28.75%
                                                        2.15% EV***         6,927     8.121063         56,255      -28.79%
                                                        2.20% EV***            31     8.105739            251      -28.82%
                                                        2.25% EV***         2,044     8.090444         16,537      -28.86%

     Van Eck WIT - Worldwide Emerging Markets Fund
           2002 ....................................    0.95%           2,177,354     6.144858     13,379,531       -3.82%
                                                        0.95%              12,395     6.14             76,107       -3.82%
                                                        1.00%             919,626     6.128862      5,636,261       -3.87%
                                                        1.00%                 144     6.13                885       -3.87%
                                                        1.05%             174,909     6.112883      1,069,198       -3.92%

                                                        Contract                       Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.10%              46,515    13.417673        624,123      -3.97%
                                                        1.10%               9,205    13.42            123,527      -3.97%
                                                        1.15%              21,672    13.388854        290,163      -4.02%
                                                        1.15%               1,889    13.39             25,289      -4.02%
                                                        1.20%             603,834    12.800242      7,729,221      -4.07%
                                                        1.20%                 139    12.80              1,774      -4.07%
                                                        1.25%              26,411    12.772187        337,326      -4.12%
                                                        1.30%              54,524    12.744182        694,864      -4.17%
                                                        1.30%                 252    12.74              3,211      -4.17%
                                                        1.35%              42,573    13.274041        565,116      -4.21%
                                                        1.40%              36,361    13.245459        481,618      -4.26%
                                                        1.45%               7,266    13.216913         96,034      -4.31%
                                                        1.50%              15,714    13.188423        207,243      -4.36%
                                                        1.55%               3,143    13.159985         41,362      -4.41%
                                                        1.60%               5,250    13.131584         68,941      -4.46%
                                                        1.65%              18,805    13.103231        246,406      -4.51%
                                                        1.70%                 191     8.210254          1,568      -4.55%
                                                        1.75%                 451     8.194950          3,696      -4.60%
                                                        1.80%              10,736     8.179648         87,817      -4.65%
                                                        1.85%                 273     8.164377          2,229      -4.70%
                                                        1.90%               3,445     8.149155         28,074      -4.75%
                                                        2.05%               7,522     8.103520         60,955      -4.89%
                                                        2.20%               1,061     8.058096          8,550      -5.04%
                                                        0.95% EV***       246,694    13.243193      3,267,016      -4.24%
                                                        1.00% EV***       119,437    13.214670      1,578,321      -4.29%
                                                        1.05% EV***         9,266    13.186193        122,183      -4.34%
                                                        1.10% EV***        52,523    13.157773        691,086      -4.38%
                                                        1.15% EV***        17,942    13.129383        235,567      -4.43%
                                                        1.20% EV***        15,886    13.101037        208,123      -4.48%
                                                        1.25% EV***        10,139    10.858037        110,090      -4.53%
                                                        1.30% EV***        10,072    10.836173        109,142      -4.58%
                                                        1.35% EV***         5,041    10.814330         54,515      -4.63%
                                                        1.40% EV***         7,485    10.792538         80,782      -4.68%
                                                        1.45% EV***         5,755    10.770768         61,986      -4.72%
                                                        1.50% EV***         1,436    10.749046         15,436      -4.77%
                                                        1.55% EV***         7,831    10.727353         84,006      -4.82%
                                                        1.60% EV***         1,997    10.705674         21,379      -4.87%
                                                        1.65% EV***           798    10.684047          8,526      -4.92%
                                                        1.70% EV***         1,136    10.662445         12,113      -4.97%
                                                        1.75% EV***           564    10.640893          6,001      -5.02%
                                                        1.85% EV***            73    10.597829            774      -5.11%
                                                        1.95% EV***            23    10.554926            243      -5.21%

     Van Eck WIT - Worldwide Hard Assets Fund
           2002 ....................................    0.95%             802,424     6.931923      5,562,341      -3.76%
                                                        0.95%               8,188     6.93             56,741      -3.76%
                                                        1.00%             379,695     6.913875      2,625,164      -3.81%
                                                        1.05%              63,355     6.895881        436,889      -3.85%
                                                        1.10%              34,192    11.130644        380,579      -3.90%
                                                        1.10%               3,748    11.13             41,720      -3.90%
                                                        1.15%              33,217    11.106735        368,932      -3.95%
                                                        1.15%                 105    11.11              1,171      -3.95%
                                                        1.20%             178,063    11.826254      2,105,818      -4.00%
                                                        1.25%               5,220    11.800336         61,598      -4.05%
                                                        1.30%              20,482    11.774488        241,165      -4.10%
                                                        1.35%              27,816    11.011517        306,296      -4.15%
                                                        1.40%              34,073    10.987828        374,388      -4.19%
                                                        1.45%               3,639    10.964166         39,899      -4.24%
                                                        1.50%              13,253    10.940542        144,995      -4.29%
                                                        1.55%               6,787    10.916950         74,093      -4.34%
                                                        1.60%               2,759    10.893391         30,055      -4.39%
                                                        1.65%               4,399    10.869895         47,817      -4.44%
                                                        1.70%               1,035     9.195824          9,518      -4.49%
                                                        1.75%                 507     9.178700          4,654      -4.54%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                     Unit         Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.80%               2,576     9.161589         23,600       -4.58%
                                                        1.85%                  24     9.144519            219       -4.63%
                                                        1.90%               2,647     9.127452         24,160       -4.68%
                                                        2.05%               2,767     9.076418         25,114       -4.83%
                                                        2.20%                 116     9.025587          1,047       -4.97%
                                                        0.95% EV***       213,042    10.995917      2,342,592       -4.21%
                                                        1.00% EV***        66,597    10.972256        730,719       -4.26%
                                                        1.05% EV***         6,041    10.948633         66,141       -4.31%
                                                        1.10% EV***        47,595    10.925049        519,978       -4.36%
                                                        1.15% EV***         6,917    10.901476         75,406       -4.41%
                                                        1.20% EV***         6,181    10.877983         67,237       -4.45%
                                                        1.25% EV***         7,685    10.723216         82,408       -4.50%
                                                        1.30% EV***         5,455    10.701671         58,378       -4.55%
                                                        1.35% EV***         3,474    10.680136         37,103       -4.60%
                                                        1.40% EV***         1,919    10.658611         20,454       -4.65%
                                                        1.45% EV***         2,988    10.637150         31,784       -4.70%
                                                        1.50% EV***         1,378    10.615728         14,628       -4.75%
                                                        1.55% EV***         5,259    10.594312         55,715       -4.79%
                                                        1.60% EV***         3,359    10.572935         35,514       -4.84%
                                                        1.70% EV***         2,296    10.530290         24,178       -4.94%
                                                        1.85% EV***           291    10.466562          3,046       -5.09%
                                                        1.95% EV***         1,276    10.424248         13,301       -5.18%
                                                        2.10% EV***            83    10.360978            860       -5.33%

     Van Kampen LIT - Comstock Portfolio - Class II
           2002 ....................................    1.50%              79,812     8.045373        642,117      -19.55% 5/1/02
                                                        1.60%              60,233     8.039898        484,267      -19.60% 5/1/02
                                                        1.65%              55,747     8.037160        448,048      -19.63% 5/1/02
                                                        1.75%              16,176     8.031686        129,921      -19.68% 5/1/02
                                                        1.80%              21,378     8.028951        171,643      -19.71% 5/1/02
                                                        1.90%              16,007     8.023481        128,432      -19.77% 5/1/02
                                                        1.95%              81,043     8.020741        650,025      -19.79% 5/1/02
                                                        2.00%                 619     8.017999          4,963      -19.82% 5/1/02
                                                        2.05%              55,721     8.015255        446,618      -19.85% 5/1/02
                                                        2.10%              78,867     8.012517        631,923      -19.87% 5/1/02
                                                        2.15%               6,858     8.009776         54,931      -19.90% 5/1/02
                                                        2.20%              72,685     8.007035        581,991      -19.93% 5/1/02
                                                        2.30%                  69     8.001551            552      -19.98% 5/1/02
                                                        2.35%               2,676     7.998800         21,405      -20.01% 5/1/02
                                                        2.45%               7,259     7.993314         58,023      -20.07% 5/1/02
                                                        2.50%               6,787     7.990572         54,232      -20.09% 5/1/02
                                                        2.60%              11,619     7.985083         92,779      -20.15% 5/1/02

     Van Kampen LIT - Emerging Growth Portfolio-Class II
           2002 ....................................    1.50%              17,864     7.264250        129,769      -27.36% 5/1/02
                                                        1.60%              15,084     7.259311        109,499      -27.41% 5/1/02
                                                        1.65%              15,401     7.256843        111,763      -27.43% 5/1/02
                                                        1.75%               4,307     7.251893         31,234      -27.48% 5/1/02
                                                        1.80%              11,412     7.249419         82,730      -27.51% 5/1/02
                                                        1.90%               2,760     7.244473         19,995      -27.56% 5/1/02
                                                        1.95%              16,897     7.241993        122,368      -27.58% 5/1/02
                                                        2.00%               2,741     7.239516         19,844      -27.60% 5/1/02
                                                        2.05%               9,704     7.237040         70,228      -27.63% 5/1/02
                                                        2.10%              11,277     7.234568         81,584      -27.65% 5/1/02
                                                        2.20%              15,015     7.229617        108,553      -27.70% 5/1/02
                                                        2.30%                  76     7.224658            549      -27.75% 5/1/02
                                                        2.45%                 133     7.217224            960      -27.83% 5/1/02
                                                        2.50%               1,035     7.214745          7,467      -27.85% 5/1/02
                                                        2.60%                 597     7.209786          4,304      -27.90% 5/1/02

                                                          Contract                    Unit          Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
           2002 ....................................    0.95%           1,152,068    12.336461     14,212,442        8.18%
                                                        0.95%               7,704    12.34             95,073        8.18%
                                                        1.00%             313,301    12.304351      3,854,965        8.13%
                                                        1.05%              76,122    12.272332        934,194        8.08%
                                                        1.10%              56,432    18.893275      1,066,185        8.02%
                                                        1.10%               4,072    18.89             76,920        8.02%
                                                        1.15%              57,909    18.852711      1,091,742        7.97%
                                                        1.15%                 635    18.85             11,974        7.97%
                                                        1.20%             447,092    18.824701      8,416,373        7.91%
                                                        1.20%                 131    18.82              2,461        7.91%
                                                        1.25%              22,510    18.783491        422,816        7.86%
                                                        1.25%                 599    18.78             11,242        7.86%
                                                        1.30%              41,907    18.742335        785,435        7.80%
                                                        1.35%              17,010    18.691227        317,938        7.75%
                                                        1.40%              26,323    18.651037        490,951        7.69%
                                                        1.45%               3,836    18.610910         71,391        7.64%
                                                        1.50%               8,737    18.570832        162,253        7.58%
                                                        1.55%               2,226    18.530862         41,250        7.53%
                                                        1.60%              15,274    18.490922        282,430        7.47%
                                                        1.65%              12,113    18.451021        223,497        7.42%
                                                        1.70%               1,420    14.263644         20,254        7.37%
                                                        1.75%              49,352    14.237119        702,630        7.31%
                                                        1.80%               4,074    14.210605         57,894        7.26%
                                                        1.85%                 933    14.184124         13,234        7.20%
                                                        1.90%               1,492    14.157666         21,123        7.15%
                                                        2.00%                 949    14.104889         13,386        7.04%
                                                        2.05%               1,859    14.078556         26,172        6.98%
                                                        2.10%                 113    14.052254          1,588        6.93%
                                                        2.20%               2,569    13.999772         35,965        6.82%
                                                        2.25%                 114    12.545244          1,430        6.76%
                                                        0.95% EV***       313,141    18.693734      5,853,775        7.74%
                                                        1.00% EV***        65,358    18.653536      1,219,158        7.68%
                                                        1.05% EV***         5,723    18.613383        106,524        7.63%
                                                        1.10% EV***        78,214    18.573357      1,452,697        7.57%
                                                        1.15% EV***        93,662    18.533362      1,735,872        7.52%
                                                        1.20% EV***        17,094    18.493421        316,127        7.46%
                                                        1.25% EV***         8,393    16.981412        142,525        7.41%
                                                        1.30% EV***        10,508    16.947272        178,082        7.35%
                                                        1.35% EV***         5,974    16.913226        101,040        7.30%
                                                        1.40% EV***         6,398    16.879186        107,993        7.24%
                                                        1.45% EV***         4,953    16.845247         83,435        7.19%
                                                        1.50% EV***         1,078    16.811311         18,123        7.14%
                                                        1.55% EV***         3,708    16.777460         62,211        7.08%
                                                        1.60% EV***         9,971    16.743662        166,951        7.03%
                                                        1.65% EV***            15    16.709895            251        6.97%
                                                        1.70% EV***         1,858    16.676189         30,984        6.92%
                                                        1.75% EV***           276    16.642513          4,593        6.86%
                                                        1.80% EV***           687    16.608927         11,410        6.81%
                                                        1.85% EV***           354    16.575355          5,868        6.75%
                                                        1.95% EV***         1,299    16.508377         21,444        6.64%

     Van Kampen UIF - Mid Cap Growth Portfolio
           2002 ....................................    0.95%             362,852     4.121971      1,495,665      -31.81%
                                                        0.95%               2,394     4.12              9,863      -31.81%
                                                        1.00%              91,630     4.116419        377,187      -31.85%
                                                        1.05%               6,090     4.110862         25,035      -31.88%
                                                        1.10%              91,064     4.105313        373,846      -31.92%
                                                        1.10%              12,039     4.11             49,479      -31.92%
                                                        1.15%              74,131     4.099757        303,919      -31.95%
                                                        1.15%                  61     4.10                249      -31.95%
                                                        1.20%             597,426     4.094230      2,445,999      -31.98%
                                                        1.20%                 711     4.09              2,907      -31.98%
                                                        1.25%              46,668     4.088676        190,810      -32.02%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.30%              22,772     4.083152         92,982      -32.05%
                                                        1.35%             167,448     4.077618        682,789      -32.09%
                                                        1.40%              58,147     4.072095        236,780      -32.12%
                                                        1.40%               1,006     4.07              4,095      -32.12%
                                                        1.45%               8,596     4.066580         34,956      -32.16%
                                                        1.50%             125,795     4.061066        510,862      -32.19%
                                                        1.55%               6,444     4.055570         26,134      -32.23%
                                                        1.60%              11,977     4.050054         48,507      -32.26%
                                                        1.65%             198,727     4.044559        803,763      -32.30%
                                                        1.70%               1,227     4.039063          4,956      -32.33%
                                                        1.75%              33,281     4.033575        134,241      -32.36%
                                                        1.80%              47,042     4.028092        189,490      -32.40%
                                                        1.85%                 432     4.022612          1,738      -32.43%
                                                        1.90%               4,459     4.017136         17,912      -32.47%
                                                        1.95%               1,097     4.011657          4,401      -32.50%
                                                        2.00%                 194     4.006200            777      -32.54%
                                                        2.05%              24,554     4.000740         98,234      -32.57%
                                                        2.20%              18,570     3.984372         73,990      -32.68%
                                                        0.95% EV***       202,866     5.950764      1,207,208      -32.24%
                                                        1.00% EV***       103,245     5.941098        613,389      -32.27%
                                                        1.05% EV***         4,250     5.931410         25,208      -32.30%
                                                        1.10% EV***        75,070     5.921753        444,546      -32.34%
                                                        1.15% EV***        10,655     5.912108         62,994      -32.37%
                                                        1.20% EV***        19,746     5.902464        116,550      -32.41%
                                                        1.25% EV***         5,186     5.892840         30,560      -32.44%
                                                        1.30% EV***        12,718     5.883221         74,823      -32.48%
                                                        1.35% EV***         1,242     5.873621          7,295      -32.51%
                                                        1.40% EV***        25,333     5.864016        148,553      -32.55%
                                                        1.45% EV***           193     5.854450          1,130      -32.58%
                                                        1.50% EV***         2,214     5.844872         12,941      -32.61%
                                                        1.55% EV***           841     5.835292          4,907      -32.65%
                                                        1.60% EV***         3,246     5.825749         18,910      -32.68%
                                                        1.65% EV***         2,066     5.816205         12,016      -32.72%
                                                        1.70% EV***           101     5.806675            586      -32.75%
                                                        1.80% EV***            57     5.787655            330      -32.82%

     Van Kampen UIF - U.S. Real Estate Portfolio - Class  A
           2002 ....................................    0.95%           4,447,455    11.746967     52,244,107       -1.73%
                                                        0.95%              18,561    11.75            218,086       -1.73%
                                                        1.00%           1,434,062    11.716379     16,802,014       -1.78%
                                                        1.00%                 596    11.72              6,981       -1.78%
                                                        1.05%             239,389    11.685886      2,797,473       -1.83%
                                                        1.10%             433,300    13.431758      5,819,981       -1.88%
                                                        1.10%              27,897    13.43            374,663       -1.88%
                                                        1.15%             237,521    13.402911      3,183,473       -1.93%
                                                        1.15%               4,844    13.40             64,913       -1.93%
                                                        1.20%           1,409,369    13.800701     19,450,280       -1.98%
                                                        1.20%                 241    13.80              3,330       -1.98%
                                                        1.25%             109,265    13.770483      1,504,632       -2.03%
                                                        1.25%               4,349    13.77             59,887       -2.03%
                                                        1.30%             181,878    13.740303      2,499,059       -2.08%
                                                        1.30%                 846    13.74             11,618       -2.08%
                                                        1.35%             203,374    13.288079      2,702,450       -2.13%
                                                        1.40%             225,831    13.259472      2,994,400       -2.18%
                                                        1.45%              23,119    13.230935        305,886       -2.23%
                                                        1.50%              94,234    13.202435      1,244,118       -2.28%
                                                        1.55%              41,456    13.173972        546,140       -2.33%
                                                        1.60%              99,332    13.145572      1,305,776       -2.37%
                                                        1.65%             122,044    13.117202      1,600,876       -2.42%
                                                        1.70%              15,324    11.946728        183,072       -2.47%
                                                        1.75%              70,009    11.924489        834,822       -2.52%
                                                        1.80%              57,628    11.902270        685,904       -2.57%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.85%              15,511    11.880085        184,272       -2.62%
                                                        1.90%              13,581    11.857917        161,042       -2.67%
                                                        1.95%              23,964    11.835803        283,633       -2.72%
                                                        2.00%               4,071    11.813686         48,094       -2.77%
                                                        2.05%              26,146    11.791634        308,304       -2.82%
                                                        2.10%              11,175    11.769601        131,525       -2.87%
                                                        2.15%               1,513    11.747604         17,774       -2.92%
                                                        2.20%              21,194    11.725612        248,513       -2.97%
                                                        2.25%               2,250    12.642559         28,446       -3.02%
                                                        2.30%                  44    12.623544            555       -3.07%
                                                        2.35%               1,704    12.604542         21,478       -3.12%
                                                        2.45%                 387    12.566590          4,863       -3.22%
                                                        2.50%                 365    12.547646          4,580       -3.27%
                                                        2.60%                 719    12.509832          8,995       -3.37%
                                                        0.95% EV***     1,193,974    13.241372     15,809,854       -2.14%
                                                        1.00% EV***       382,601    13.214857      5,056,018       -2.19%
                                                        1.05% EV***        61,838    13.188350        815,541       -2.24%
                                                        1.10% EV***       462,825    13.161882      6,091,648       -2.29%
                                                        1.15% EV***       127,633    13.135445      1,676,516       -2.34%
                                                        1.20% EV***        87,788    13.109064      1,150,819       -2.39%
                                                        1.25% EV***        54,687    13.082750        715,456       -2.44%
                                                        1.30% EV***        25,553    13.056431        333,631       -2.49%
                                                        1.35% EV***        15,257    13.030199        198,802       -2.54%
                                                        1.40% EV***       113,928    13.003986      1,481,518       -2.59%
                                                        1.45% EV***        17,242    12.977791        223,763       -2.64%
                                                        1.50% EV***         8,744    12.951639        113,249       -2.69%
                                                        1.55% EV***        99,949    12.925546      1,291,895       -2.74%
                                                        1.60% EV***        44,474    12.899481        573,692       -2.79%
                                                        1.65% EV***        10,359    12.873454        133,356       -2.84%
                                                        1.70% EV***        21,011    12.847471        269,938       -2.89%
                                                        1.75% EV***         9,445    12.821530        121,099       -2.94%
                                                        1.80% EV***         9,578    12.795603        122,556       -2.99%
                                                        1.85% EV***        16,809    12.769758        214,647       -3.04%
                                                        1.95% EV***        43,909    12.718132        558,440       -3.14%
                                                        2.00% EV***         2,876    12.692380         36,503       -3.19%
                                                        2.05% EV***           957    12.666668         12,122       -3.23%
                                                        2.10% EV***         3,403    12.641001         43,017       -3.28%
                                                        2.15% EV***         2,867    12.615366         36,168       -3.33%
                                                        2.20% EV***           826    12.589781         10,399       -3.38%
                                                        2.25% EV***         1,116    12.564219         14,022       -3.43%
                                                        2.40% EV***            26    12.487782            325       -3.58%

     Victory VIF - Diversified Stock Fund Class A Shares
           2002 ....................................    0.95%              70,740     7.469134        528,367      -24.17%
                                                        1.00%              54,321     7.459079        405,185      -24.21%
                                                        1.05%               4,984     7.449037         37,126      -24.25%
                                                        1.10%             140,161     7.438990      1,042,656      -24.29%
                                                        1.15%              53,093     7.428955        394,426      -24.33%
                                                        1.20%             373,455     7.366518      2,751,063      -24.36%
                                                        1.25%              45,372     7.353509        333,643      -24.40%
                                                        1.30%               5,746     7.340505         42,179      -24.44%
                                                        1.35%               1,258     7.327517          9,218      -24.48%
                                                        1.40%               6,038     7.314565         44,165      -24.52%
                                                        1.50%              11,857     7.288675         86,422      -24.59%
                                                        1.55%               5,677     7.275772         41,305      -24.63%
                                                        1.60%               9,678     7.262866         70,290      -24.67%
                                                        1.65%               4,962     7.25             35,974      -24.71%
                                                        0.95% EV***        93,551     7.308666        683,733      -24.58%
                                                        1.00% EV***       695,412     7.295700      5,073,517      -24.61%
                                                        1.10% EV***       248,884     7.269788      1,809,334      -24.69%
                                                        1.15% EV***        38,714     7.256882        280,943      -24.73%
                                                        1.20% EV***         6,886     7.243975         49,882      -24.77%
                                                        1.25% EV***        19,768     7.231084        142,944      -24.81%
                                                        1.30% EV***        52,673     7.218217        380,205      -24.84%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.35% EV***         2,612     7.205347         18,820     -24.88%
                                                        1.40% EV***         8,949     7.192512         64,366     -24.92%
                                                        1.45% EV***         1,086     7.179684          7,797     -24.96%
                                                        1.55% EV***         3,942     7.154075         28,201     -25.04%
                                                        1.60% EV***        20,537     7.141301        146,661     -25.07%
                                                        1.70% EV***        19,029     7.115811        135,407     -25.15%

        Initial Funding by Depositor
           2002 ....................................      --              100,000     7.684370        768,437     -23.44%

     Victory VIF - Investment Quality Bond Fund Class A Shares
           2002 ....................................    1.20%              71,578    12.364584        885,032       7.89%
                                                        1.25%                 412    12.342779          5,085       7.83%
                                                        1.50%               4,001    12.234093         48,949       7.56%
                                                        1.65%                 750    12.169213          9,127       7.40%

        Initial Funding by Depositor
           2002 ....................................      --              100,000    12.936270      1,293,627       9.20%

     Victory VIF - Small Company Opportunity Fund Class A Shares
           2002 ....................................    0.95%               8,396     9.846023         82,667      -6.05%
                                                        1.00%               6,147     9.832778         60,442      -6.10%
                                                        1.10%               3,519     9.806289         34,508      -6.19%
                                                        1.15%              11,599     9.793092        113,590      -6.24%
                                                        1.20%              41,221    10.271502        423,402      -6.29%
                                                        1.25%               1,424    10.253363         14,601      -6.34%
                                                        1.30%                 392    10.235226          4,012      -6.38%
                                                        1.40%               1,683    10.199036         17,165      -6.48%
                                                        1.50%               1,538    10.162987         15,631      -6.57%
                                                        1.55%                 123    10.144994          1,248      -6.62%
                                                        1.60%               2,359    10.127019         23,890      -6.67%
                                                        1.65%               1,564    10.109062         15,811      -6.72%
                                                        0.95% EV***         5,867    10.203236         59,862      -6.48%
                                                        1.00% EV***        24,474    10.185153        249,271      -6.53%
                                                        1.10% EV***        28,408    10.149015        288,313      -6.62%
                                                        1.15% EV***         5,837    10.130971         59,134      -6.67%
                                                        1.25% EV***           494    10.094972          4,987      -6.76%
                                                        1.55% EV***           559     9.987542          5,583      -7.05%
                                                        1.60% EV***         1,329     9.969731         13,250      -7.10%

        Initial Funding by Depositor
           2002 ....................................      --              100,000    10.714620      1,071,462      -5.15%

     W & R Target Funds - Asset Strategy Portfolio
           2002 ....................................    0.95%           1,376,357     9.471902     13,036,719       2.30%
                                                        1.00%              38,197     9.461963        361,419       2.25%
                                                        1.05%              19,128     9.452002        180,798       2.20%
                                                        1.10%           1,257,089     9.442063     11,869,514       2.15%
                                                        1.15%             431,827     9.432127      4,073,047       2.10%
                                                        1.20%              35,253     9.422201        332,161       2.04%
                                                        1.25%              54,481     9.412290        512,791       1.99%
                                                        1.30%               6,621     9.402360         62,253       1.94%
                                                        1.35%              46,390     9.392441        435,715       1.89%
                                                        1.40%             273,650     9.382539      2,567,532       1.84%
                                                        1.45%              74,008     9.372630        693,650       1.79%
                                                        1.50%              38,015     9.362748        355,925       1.73%
                                                        1.55%             168,658     9.352833      1,577,430       1.68%
                                                        1.60%              86,123     9.342962        804,644       1.63%
                                                        1.65%              16,099     9.333060        150,253       1.58%
                                                        1.70%               5,329     9.323181         49,683       1.53%
                                                        1.75%               2,088     9.313310         19,446       1.48%
                                                        1.80%                 825     9.303459          7,675       1.42%
                                                        1.85%               9,380     9.293602         87,174       1.37%
                                                        1.95%                 702     9.273900          6,510       1.27%
                                                        2.10%                 153     9.066542          1,387       1.11%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.25%                  86     9.038856            777        0.96%
                                                        0.95% EV***     1,889,499     9.390764     17,743,839        1.88%
                                                        1.00% EV***       107,187     9.380844      1,005,505        1.83%
                                                        1.05% EV***        48,206     9.370962        451,737        1.78%
                                                        1.10% EV***     1,367,852     9.361077     12,804,568        1.73%
                                                        1.15% EV***       468,795     9.351187      4,383,790        1.68%
                                                        1.20% EV***        88,433     9.341317        826,081        1.62%
                                                        1.25% EV***        82,233     9.331451        767,353        1.57%
                                                        1.30% EV***         7,909     9.321588         73,724        1.52%
                                                        1.35% EV***        32,912     9.311717        306,467        1.47%
                                                        1.40% EV***       156,131     9.301869      1,452,310        1.42%
                                                        1.45% EV***        27,720     9.292013        257,575        1.37%
                                                        1.50% EV***        46,989     9.282158        436,159        1.31%
                                                        1.55% EV***        98,550     9.272340        913,789        1.26%
                                                        1.60% EV***        41,154     9.262492        381,189        1.21%
                                                        1.65% EV***         6,088     9.252673         56,330        1.16%
                                                        1.70% EV***         6,921     9.242853         63,970        1.11%
                                                        1.75% EV***           332     9.233022          3,065        1.06%
                                                        1.80% EV***        38,624     9.223221        356,238        1.00%
                                                        1.85% EV***         1,626     9.213404         14,981        0.95%
                                                        1.95% EV***         3,651     9.193822         33,567        0.85%
                                                        2.05% EV***           124     8.999758          1,116        0.75%

     W & R Target Funds - Balanced Portfolio
           2002 ....................................    0.95%           1,418,807     8.654366     12,278,875       -9.28%
                                                        1.00%              32,470     8.645268        280,712       -9.33%
                                                        1.05%              26,978     8.636168        232,987       -9.38%
                                                        1.10%             874,737     8.627087      7,546,432       -9.42%
                                                        1.15%             377,738     8.618002      3,255,347       -9.47%
                                                        1.20%              21,980     8.608933        189,224       -9.51%
                                                        1.25%              79,913     8.599845        687,239       -9.56%
                                                        1.30%               5,683     8.590781         48,821       -9.61%
                                                        1.35%              19,589     8.581727        168,107       -9.65%
                                                        1.40%             197,385     8.572656      1,692,114       -9.70%
                                                        1.45%              21,655     8.563602        185,445       -9.74%
                                                        1.50%              21,474     8.554572        183,701       -9.79%
                                                        1.55%              27,505     8.545521        235,045       -9.83%
                                                        1.60%              75,389     8.536467        643,556       -9.88%
                                                        1.65%               4,406     8.527445         37,572       -9.93%
                                                        1.75%               4,093     8.509395         34,829      -10.02%
                                                        1.80%               1,383     8.500373         11,756      -10.06%
                                                        1.85%               7,671     8.491357         65,137      -10.11%
                                                        2.00%                 405     8.464340          3,428      -10.25%
                                                        2.10%                 109     8.318250            907      -10.34%
                                                        2.15%                 523     8.309777          4,346      -10.38%
                                                        2.25%                  90     8.292840            746      -10.48%
                                                        0.95% EV***     1,529,734     8.579026     13,123,628       -9.68%
                                                        1.00% EV***       137,942     8.569958      1,182,157       -9.72%
                                                        1.05% EV***        21,888     8.560919        187,381       -9.77%
                                                        1.10% EV***     1,146,588     8.551872      9,805,474       -9.81%
                                                        1.15% EV***       304,554     8.542835      2,601,755       -9.86%
                                                        1.20% EV***        32,657     8.533821        278,689       -9.90%
                                                        1.25% EV***        85,954     8.524788        732,740       -9.95%
                                                        1.30% EV***        12,478     8.515768        106,260      -10.00%
                                                        1.35% EV***        44,177     8.506766        375,803      -10.04%
                                                        1.40% EV***        81,019     8.497745        688,479      -10.09%
                                                        1.45% EV***        24,515     8.488741        208,101      -10.13%
                                                        1.50% EV***        44,427     8.479748        376,730      -10.18%
                                                        1.55% EV***        65,884     8.470752        558,087      -10.23%
                                                        1.60% EV***        25,336     8.461754        214,387      -10.27%
                                                        1.65% EV***         1,667     8.452787         14,091      -10.32%
                                                        1.70% EV***            76     8.443798            642      -10.36%
                                                        1.75% EV***         2,981     8.434828         25,144      -10.41%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.80% EV***         4,328     8.425858         36,467      -10.45%
                                                        1.85% EV***         1,674     8.416893         14,090      -10.50%
                                                        1.95% EV***         6,747     8.398976         56,668      -10.59%
     W & R Target Funds - Bond Portfolio
           2002.....................................    0.95%           1,546,604    11.752610     18,176,634        7.94%
                                                        1.00%              39,634    11.740262        465,314        7.89%
                                                        1.05%              45,831    11.727922        537,502        7.83%
                                                        1.10%           1,181,231    11.715601     13,838,831        7.78%
                                                        1.15%             328,071    11.703272      3,839,504        7.72%
                                                        1.20%              28,738    11.690957        335,975        7.67%
                                                        1.25%             123,565    11.678654      1,443,073        7.62%
                                                        1.30%              14,405    11.666352        168,054        7.56%
                                                        1.35%              31,661    11.654058        368,979        7.51%
                                                        1.40%             262,986    11.641762      3,061,620        7.45%
                                                        1.45%              21,549    11.629479        250,604        7.40%
                                                        1.50%              85,632    11.617196        994,804        7.34%
                                                        1.55%              68,253    11.604934        792,072        7.29%
                                                        1.60%             105,584    11.592659      1,223,999        7.23%
                                                        1.65%              11,940    11.580409        138,270        7.18%
                                                        1.70%              20,921    11.568155        242,017        7.13%
                                                        1.75%                 448    11.555910          5,177        7.07%
                                                        1.80%               2,195    11.543683         25,338        7.02%
                                                        1.85%               2,238    11.531449         25,807        6.96%
                                                        1.95%                 364    11.507021          4,189        6.85%
                                                        2.00%               6,185    11.494819         71,095        6.80%
                                                        2.05%                  65    11.140818            724        6.74%
                                                        2.10%               1,561    11.129494         17,373        6.69%
                                                        2.25%               4,703    11.095505         52,182        6.53%
                                                        0.95% EV***     2,212,057    11.660450     25,793,580        7.54%
                                                        1.00% EV***       114,352    11.648168      1,331,991        7.48%
                                                        1.05% EV***        66,365    11.635891        772,216        7.43%
                                                        1.10% EV***     1,359,114    11.623617     15,797,821        7.37%
                                                        1.15% EV***       385,048    11.611371      4,470,935        7.32%
                                                        1.20% EV***        45,139    11.599102        523,572        7.26%
                                                        1.25% EV***       124,143    11.586845      1,438,426        7.21%
                                                        1.30% EV***        25,926    11.574620        300,084        7.15%
                                                        1.35% EV***        27,391    11.562386        316,705        7.10%
                                                        1.40% EV***       116,663    11.550167      1,347,477        7.05%
                                                        1.45% EV***        23,152    11.537929        267,126        6.99%
                                                        1.50% EV***        65,316    11.525724        752,814        6.94%
                                                        1.55% EV***        81,211    11.513513        935,024        6.88%
                                                        1.60% EV***        31,209    11.501309        358,944        6.83%
                                                        1.65% EV***         4,178    11.489128         48,002        6.77%
                                                        1.70% EV***            73    11.476918            838        6.72%
                                                        1.75% EV***         2,909    11.464747         33,351        6.66%
                                                        1.80% EV***        14,427    11.452584        165,226        6.61%
                                                        1.85% EV***         7,286    11.440401         83,355        6.56%
                                                        1.90% EV***         2,859    11.428252         32,673        6.50%
                                                        2.05% EV***           116    11.055288          1,282        6.34%
     W & R Target Funds - Core Equity Portfolio
           2002.....................................    0.95%           4,658,236     6.686505     31,147,318      -22.38%
                                                        1.00%              82,973     6.679456        554,215      -22.42%
                                                        1.05%              98,467     6.672429        657,014      -22.46%
                                                        1.10%           4,157,274     6.665399     27,709,890      -22.49%
                                                        1.15%           1,020,498     6.658379      6,794,862      -22.53%
                                                        1.20%              88,619     6.651356        589,437      -22.57%
                                                        1.25%             304,731     6.644342      2,024,737      -22.61%
                                                        1.30%               3,358     6.637318         22,288      -22.65%
                                                        1.35%              78,960     6.630316        523,530      -22.69%
                                                        1.40%             743,765     6.623314      4,926,189      -22.73%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------    ---------   ----------   --------------   --------
                                                        1.45%             102,849     6.616314        680,481      -22.77%
                                                        1.50%             115,557     6.609314        763,752      -22.81%
                                                        1.55%             297,442     6.602317      1,963,806      -22.85%
                                                        1.60%             491,133     6.595336      3,239,187      -22.89%
                                                        1.65%              28,398     6.588340        187,096      -22.93%
                                                        1.70%              10,672     6.581369         70,236      -22.97%
                                                        1.75%               5,998     6.574382         39,433      -23.01%
                                                        1.80%              11,637     6.567410         76,425      -23.04%
                                                        1.85%              26,476     6.560440        173,694      -23.08%
                                                        1.95%              14,097     6.546524         92,286      -23.16%
                                                        2.00%              27,015     6.539562        176,666      -23.20%
                                                        2.05%                 326     6.559208          2,138      -23.24%
                                                        2.10%               4,944     6.552540         32,396      -23.28%
                                                        2.25%              20,720     6.532496        135,353      -23.40%
                                                        0.95% EV***     7,196,443     6.621958     47,654,543      -22.75%
                                                        1.00% EV***       598,267     6.614958      3,957,511      -22.79%
                                                        1.05% EV***       160,320     6.607970      1,059,390      -22.83%
                                                        1.10% EV***     4,181,132     6.600992     27,599,619      -22.87%
                                                        1.15% EV***     1,412,104     6.594004      9,311,419      -22.91%
                                                        1.20% EV***       170,481     6.587023      1,122,962      -22.95%
                                                        1.25% EV***       286,215     6.580052      1,883,310      -22.99%
                                                        1.30% EV***        32,759     6.573072        215,327      -23.03%
                                                        1.35% EV***       162,969     6.566118      1,070,074      -23.07%
                                                        1.40% EV***       571,270     6.559153      3,747,047      -23.11%
                                                        1.45% EV***       121,807     6.552201        798,104      -23.15%
                                                        1.50% EV***       227,325     6.545239      1,487,896      -23.18%
                                                        1.55% EV***       331,520     6.538288      2,167,573      -23.22%
                                                        1.60% EV***        85,367     6.531340        557,561      -23.26%
                                                        1.65% EV***        33,422     6.524397        218,058      -23.30%
                                                        1.70% EV***         4,160     6.517450         27,113      -23.34%
                                                        1.75% EV***         4,953     6.510535         32,247      -23.38%
                                                        1.80% EV***        36,558     6.503582        237,758      -23.42%
                                                        1.85% EV***        13,527     6.496660         87,880      -23.46%
                                                        1.95% EV***        14,953     6.482822         96,938      -23.54%
                                                        2.05% EV***           187     6.497755          1,215      -23.62%
     W & R Target Funds - Growth Portfolio
           2002.....................................    0.95%           4,510,708     6.695716     30,202,420      -22.05%
                                                        1.00%              99,653     6.688673        666,546      -22.09%
                                                        1.05%             113,961     6.681627        761,445      -22.13%
                                                        1.10%           4,090,593     6.674589     27,303,027      -22.16%
                                                        1.15%           1,070,286     6.667554      7,136,190      -22.20%
                                                        1.20%              95,998     6.660519        639,397      -22.24%
                                                        1.25%             293,202     6.653494      1,950,818      -22.28%
                                                        1.30%               5,332     6.646466         35,439      -22.32%
                                                        1.35%              93,704     6.639456        622,144      -22.36%
                                                        1.40%             743,036     6.632425      4,928,131      -22.40%
                                                        1.45%             142,116     6.625416        941,578      -22.44%
                                                        1.50%             147,763     6.618408        977,956      -22.48%
                                                        1.55%             359,990     6.611407      2,380,040      -22.52%
                                                        1.60%             472,332     6.604414      3,119,476      -22.56%
                                                        1.65%              40,779     6.597416        269,036      -22.60%
                                                        1.70%              16,650     6.590424        109,731      -22.64%
                                                        1.75%              17,998     6.583431        118,489      -22.68%
                                                        1.80%               6,750     6.576449         44,391      -22.72%
                                                        1.85%              17,605     6.569458        115,655      -22.76%
                                                        1.95%              12,140     6.555505         79,584      -22.83%
                                                        2.00%              30,011     6.548549        196,529      -22.87%
                                                        2.05%                 387     6.713791          2,598      -22.91%
                                                        2.10%              10,404     6.706945         69,779      -22.95%
                                                        2.15%               1,559     6.700105         10,445      -22.99%
                                                        2.25%              22,124     6.686430        147,931      -23.07%
                                                        0.95% EV***     7,374,787     6.631620     48,906,785      -22.41%
                                                        1.00% EV***       618,912     6.624615      4,100,054      -22.45%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.05% EV***       121,627     6.617627        804,882      -22.49%
                                                        1.10% EV***     4,063,262     6.610631     26,860,726      -22.53%
                                                        1.15% EV***     1,321,682     6.603626      8,727,894      -22.57%
                                                        1.20% EV***       165,275     6.596644      1,090,260      -22.61%
                                                        1.25% EV***       308,848     6.589658      2,035,203      -22.65%
                                                        1.30% EV***        37,619     6.582675        247,634      -22.69%
                                                        1.35% EV***       165,197     6.575689      1,086,284      -22.73%
                                                        1.40% EV***       455,718     6.568732      2,993,489      -22.77%
                                                        1.45% EV***        99,200     6.561756        650,926      -22.81%
                                                        1.50% EV***       188,924     6.554797      1,238,358      -22.85%
                                                        1.55% EV***       325,449     6.547828      2,130,984      -22.89%
                                                        1.60% EV***       101,507     6.540875        663,945      -22.93%
                                                        1.65% EV***        24,677     6.533923        161,238      -22.97%
                                                        1.70% EV***        10,826     6.526962         70,661      -23.01%
                                                        1.75% EV***           381     6.520014          2,484      -23.05%
                                                        1.80% EV***        33,823     6.513075        220,292      -23.08%
                                                        1.85% EV***        13,695     6.506137         89,102      -23.12%
                                                        1.90% EV***         1,238     6.499200          8,046      -23.16%
                                                        1.95% EV***        13,810     6.492269         89,658      -23.20%
                                                        2.05% EV***           123     6.652111            818      -23.28%

     W & R Target Funds - High Income Portfolio
           2002.....................................    0.95%             863,210    10.574579      9,128,082       -2.95%
                                                        1.00%               8,758    10.563475         92,515       -3.00%
                                                        1.05%              33,369    10.552366        352,122       -3.05%
                                                        1.10%             850,885    10.541269      8,969,408       -3.10%
                                                        1.15%             260,743    10.530181      2,745,671       -3.15%
                                                        1.20%              10,760    10.519093        113,185       -3.20%
                                                        1.25%              80,431    10.508012        845,170       -3.25%
                                                        1.30%               5,469    10.496947         57,408       -3.30%
                                                        1.35%              13,498    10.485875        141,538       -3.35%
                                                        1.40%             144,919    10.474808      1,517,999       -3.40%
                                                        1.45%              29,934    10.463756        313,222       -3.44%
                                                        1.50%              18,873    10.452697        197,274       -3.49%
                                                        1.55%              39,026    10.441672        407,497       -3.54%
                                                        1.60%              72,679    10.430630        758,088       -3.59%
                                                        1.65%               6,367    10.419593         66,342       -3.64%
                                                        1.70%                 518    10.408568          5,392       -3.69%
                                                        1.75%                 268    10.397530          2,787       -3.74%
                                                        1.80%                 629    10.386539          6,533       -3.79%
                                                        1.85%               2,077    10.375534         21,550       -3.84%
                                                        1.95%                 591    10.353516          6,119       -3.93%
                                                        2.00%               4,818    10.342540         49,830       -3.98%
                                                        2.05%                  54    10.253691            554       -4.03%
                                                        2.10%               1,535    10.243252         15,723       -4.08%
                                                        2.25%               3,620    10.211971         36,967       -4.23%
                                                        0.95% EV***       889,605    10.489157      9,331,207       -3.35%
                                                        1.00% EV***        72,367    10.478102        758,269       -3.39%
                                                        1.05% EV***        23,999    10.467043        251,199       -3.44%
                                                        1.10% EV***       637,980    10.455998      6,670,718       -3.49%
                                                        1.15% EV***       231,439    10.444975      2,417,375       -3.54%
                                                        1.20% EV***        31,974    10.433940        333,615       -3.59%
                                                        1.25% EV***        53,286    10.422928        555,396       -3.64%
                                                        1.30% EV***        16,305    10.411901        169,766       -3.69%
                                                        1.35% EV***        23,647    10.400894        245,950       -3.74%
                                                        1.40% EV***        81,312    10.389876        844,822       -3.79%
                                                        1.45% EV***        18,172    10.378884        188,605       -3.84%
                                                        1.50% EV***        57,742    10.367904        598,664       -3.88%
                                                        1.55% EV***        59,749    10.356902        618,815       -3.93%
                                                        1.60% EV***        20,779    10.345927        214,978       -3.98%
                                                        1.65% EV***         3,360    10.334952         34,725       -4.03%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.70% EV***           278    10.323984          2,870       -4.08%
                                                        1.75% EV***           252    10.313015          2,599       -4.13%
                                                        1.80% EV***         8,231    10.302053         84,796       -4.18%
                                                        1.85% EV***         2,819    10.291106         29,011       -4.23%
                                                        1.90% EV***         2,857    10.280159         29,370       -4.28%

     W & R Target Funds - International Portfolio
           2002.....................................    0.95%             717,737     6.337656      4,548,770      -18.93%
                                                        1.00%               4,321     6.330982         27,356      -18.97%
                                                        1.05%              18,295     6.324320        115,703      -19.01%
                                                        1.10%             677,134     6.317666      4,277,906      -19.05%
                                                        1.15%             215,373     6.311001      1,359,219      -19.10%
                                                        1.20%              17,447     6.304344        109,992      -19.14%
                                                        1.25%              61,824     6.297690        389,348      -19.18%
                                                        1.30%               3,632     6.291055         22,849      -19.22%
                                                        1.35%              22,621     6.284412        142,160      -19.26%
                                                        1.40%             173,284     6.277773      1,087,838      -19.30%
                                                        1.45%              37,839     6.271125        237,293      -19.34%
                                                        1.50%              24,991     6.264502        156,556      -19.38%
                                                        1.55%              42,700     6.257871        267,211      -19.42%
                                                        1.60%             266,552     6.251248      1,666,283      -19.46%
                                                        1.65%               7,865     6.244630         49,114      -19.50%
                                                        1.70%               2,732     6.238005         17,042      -19.55%
                                                        1.75%                 469     6.231384          2,923      -19.59%
                                                        1.80%               1,412     6.224770          8,789      -19.63%
                                                        1.85%               8,438     6.218168         52,469      -19.67%
                                                        1.95%               2,622     6.204963         16,269      -19.75%
                                                        2.00%              12,863     6.198374         79,730      -19.79%
                                                        2.05%                 173     6.127756          1,060      -19.83%
                                                        2.10%                 987     6.121511          6,042      -19.87%
                                                        2.25%               9,922     6.102781         60,552      -20.00%
                                                        0.95% EV***     1,489,211     6.274598      9,344,200      -19.34%
                                                        1.00% EV***       123,661     6.267974        775,104      -19.38%
                                                        1.05% EV***        54,971     6.261360        344,193      -19.42%
                                                        1.10% EV***       898,694     6.254733      5,621,091      -19.46%
                                                        1.15% EV***       363,194     6.248112      2,269,277      -19.50%
                                                        1.20% EV***        31,921     6.241485        199,234      -19.54%
                                                        1.25% EV***        43,550     6.234895        271,530      -19.58%
                                                        1.30% EV***         8,770     6.228283         54,622      -19.62%
                                                        1.35% EV***        49,347     6.221678        307,021      -19.66%
                                                        1.40% EV***        80,005     6.215074        497,237      -19.70%
                                                        1.45% EV***        25,610     6.208486        158,999      -19.75%
                                                        1.50% EV***        44,666     6.201900        277,014      -19.79%
                                                        1.55% EV***        82,338     6.195304        510,109      -19.83%
                                                        1.60% EV***        13,063     6.188722         80,843      -19.87%
                                                        1.65% EV***         8,130     6.182144         50,261      -19.91%
                                                        1.70% EV***         3,413     6.175569         21,077      -19.95%
                                                        1.80% EV***         7,043     6.162422         43,402      -20.03%
                                                        1.85% EV***         6,593     6.155860         40,586      -20.07%

     W & R Target Funds - Limited-Term Bond Portfolio
           2002.....................................    0.95%             310,845    11.455458      3,560,872        4.43%
                                                        1.00%              13,580    11.443414        155,402        4.38%
                                                        1.05%               3,944    11.431381         45,085        4.33%
                                                        1.10%             283,872    11.419372      3,241,640        4.27%
                                                        1.15%             110,405    11.407368      1,259,430        4.22%
                                                        1.20%               2,782    11.395358         31,702        4.17%
                                                        1.25%              16,222    11.383358        184,661        4.12%
                                                        1.30%              13,068    11.371370        148,601        4.06%
                                                        1.35%               7,708    11.359362         87,558        4.01%
                                                        1.40%              61,473    11.347406        697,559        3.96%
                                                        1.45%              31,416    11.335411        356,113        3.91%
                                                        1.50%              22,347    11.323446        253,045        3.85%
                                                        1.55%              25,690    11.311485        290,592        3.80%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.60%              53,015    11.299556        599,046       3.75%
                                                        1.65%               6,505    11.287606         73,426       3.69%
                                                        1.70%               3,472    11.275663         39,149       3.64%
                                                        1.80%                 871    11.251798          9,800       3.54%
                                                        1.85%               1,245    11.239875         13,994       3.48%
                                                        2.00%                 312    11.204162          3,496       3.33%
                                                        2.10%              18,281    10.987984        200,871       3.22%
                                                        2.25%                  98    10.954449          1,074       3.06%
                                                        0.95% EV***       511,699    11.365218      5,815,571       4.03%
                                                        1.00% EV***        76,315    11.353234        866,422       3.98%
                                                        1.05% EV***        10,313    11.341267        116,962       3.93%
                                                        1.10% EV***       212,148    11.329323      2,403,493       3.88%
                                                        1.15% EV***        66,423    11.317370        751,734       3.82%
                                                        1.20% EV***        10,418    11.305418        117,780       3.77%
                                                        1.25% EV***        17,804    11.293475        201,069       3.72%
                                                        1.30% EV***         2,748    11.281563         31,002       3.67%
                                                        1.35% EV***         6,675    11.269617         75,225       3.61%
                                                        1.40% EV***        23,920    11.257703        269,284       3.56%
                                                        1.45% EV***         5,443    11.245782         61,211       3.51%
                                                        1.50% EV***         2,216    11.233879         24,894       3.45%
                                                        1.55% EV***         3,957    11.221986         44,405       3.40%
                                                        1.60% EV***        10,524    11.210090        117,975       3.35%
                                                        1.65% EV***         1,930    11.198199         21,613       3.30%
                                                        1.70% EV***           226    11.186330          2,528       3.24%
                                                        1.75% EV***           492    11.174446          5,498       3.19%
                                                        1.80% EV***         3,080    11.162577         34,381       3.14%
                                                        1.85% EV***           581    11.150737          6,479       3.09%
                                                        1.90% EV***         1,898    11.138866         21,142       3.03%

     W & R Target Funds - Money Market Portfolio
           2002 ....................................    0.95%             356,275    10.321989      3,677,467       0.18%
                                                        1.00%               7,631    10.311141         78,684       0.13%
                                                        1.05%               9,135    10.300303         94,093       0.08%
                                                        1.10%             466,632    10.289468      4,801,395       0.03%
                                                        1.15%             209,335    10.278641      2,151,679      -0.02%
                                                        1.20%              42,297    10.267819        434,298      -0.07%
                                                        1.25%              44,932    10.257003        460,868      -0.13%
                                                        1.30%               3,495    10.246194         35,810      -0.18%
                                                        1.35%               9,883    10.235391        101,156      -0.23%
                                                        1.40%             287,691    10.224593      2,941,523      -0.28%
                                                        1.45%              75,905    10.213802        775,279      -0.33%
                                                        1.50%               5,677    10.203015         57,923      -0.38%
                                                        1.55%              12,701    10.192234        129,452      -0.43%
                                                        1.60%              37,650    10.181460        383,332      -0.48%
                                                        1.65%               1,200    10.170692         12,205      -0.53%
                                                        1.70%              14,738    10.159933        149,737      -0.58%
                                                        1.75%                 838    10.149172          8,505      -0.63%
                                                        1.80%               7,285    10.138425         73,858      -0.68%
                                                        2.10%               3,177    10.040810         31,900      -0.98%
                                                        0.95% EV***       612,894    10.237563      6,274,541      -0.22%
                                                        1.00% EV***       158,708    10.226772      1,623,071      -0.27%
                                                        1.05% EV***        50,835    10.215986        519,330      -0.32%
                                                        1.10% EV***       420,366    10.205209      4,289,923      -0.37%
                                                        1.15% EV***       126,380    10.194438      1,288,373      -0.42%
                                                        1.20% EV***        47,389    10.183672        482,594      -0.47%
                                                        1.25% EV***        34,380    10.172909        349,745      -0.52%
                                                        1.30% EV***        73,450    10.162156        746,410      -0.57%
                                                        1.35% EV***        47,784    10.151405        485,075      -0.62%
                                                        1.40% EV***       117,016    10.140665      1,186,620      -0.67%
                                                        1.45% EV***        27,182    10.129927        275,352      -0.72%
                                                        1.50% EV***        24,728    10.119197        250,228      -0.77%
                                                        1.55% EV***        14,822    10.108473        149,828      -0.83%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.60% EV***         9,766    10.097753         98,615       -0.88%
                                                        1.65% EV***           473    10.087038          4,771       -0.93%
                                                        1.70% EV***         1,208    10.076333         12,172       -0.98%
                                                        1.75% EV***           667    10.065632          6,714       -1.03%
                                                        1.85% EV***         1,056    10.044249         10,607       -1.13%
                                                        1.90% EV***         1,015    10.033564         10,184       -1.18%

     W & R Target Funds - Science & Technology Portfolio
           2002 ....................................    0.95%           1,319,140     6.373690      8,407,789      -24.71%
                                                        1.00%               5,123     6.366977         32,618      -24.75%
                                                        1.05%              30,655     6.360281        194,974      -24.79%
                                                        1.10%           1,236,136     6.352579      7,853,888      -24.82%
                                                        1.15%             325,265     6.346896      2,064,423      -24.86%
                                                        1.20%              38,532     6.341094        244,300      -24.90%
                                                        1.25%              49,720     6.333495        314,901      -24.94%
                                                        1.30%                 385     6.326811          2,436      -24.98%
                                                        1.35%              21,332     6.320134        134,821      -25.01%
                                                        1.40%             247,897     6.313444      1,565,084      -25.05%
                                                        1.45%              31,691     6.306771        199,868      -25.09%
                                                        1.50%              27,948     6.300111        176,076      -25.13%
                                                        1.55%             137,679     6.293443        866,475      -25.17%
                                                        1.60%             272,265     6.286765      1,711,666      -25.20%
                                                        1.65%               8,759     6.280120         55,008      -25.24%
                                                        1.70%               4,272     6.273457         26,800      -25.28%
                                                        1.75%               3,967     6.266813         24,860      -25.32%
                                                        1.80%               3,648     6.260157         22,837      -25.36%
                                                        1.85%              15,801     6.253523         98,812      -25.39%
                                                        1.95%               6,744     6.240231         42,084      -25.47%
                                                        2.00%               2,548     6.233605         15,883      -25.51%
                                                        2.05%                 372     6.773527          2,520      -25.55%
                                                        2.10%               2,832     6.766628         19,163      -25.59%
                                                        2.15%                 321     6.759731          2,170      -25.62%
                                                        2.25%                 313     6.745933          2,111      -25.70%
                                                        0.95% EV***     1,972,009     6.310520     12,444,402      -25.07%
                                                        1.00% EV***       146,332     6.303853        922,455      -25.11%
                                                        1.05% EV***        46,164     6.297190        290,703      -25.15%
                                                        1.10% EV***     1,408,951     6.290547      8,863,072      -25.19%
                                                        1.15% EV***       466,375     6.283879      2,930,644      -25.22%
                                                        1.20% EV***        39,716     6.277236        249,307      -25.26%
                                                        1.25% EV***        72,401     6.270580        453,996      -25.30%
                                                        1.30% EV***         2,396     6.263948         15,008      -25.34%
                                                        1.35% EV***        31,694     6.257296        198,319      -25.38%
                                                        1.40% EV***       163,200     6.250652      1,020,106      -25.41%
                                                        1.45% EV***        20,180     6.244038        126,005      -25.45%
                                                        1.50% EV***        76,180     6.237402        475,165      -25.49%
                                                        1.55% EV***        89,573     6.230775        558,109      -25.53%
                                                        1.60% EV***        30,755     6.224148        191,424      -25.57%
                                                        1.65% EV***         3,545     6.217533         22,041      -25.60%
                                                        1.70% EV***         7,018     6.210927         43,588      -25.64%
                                                        1.75% EV***           169     6.204308          1,049      -25.68%
                                                        1.80% EV***        15,235     6.197701         94,422      -25.72%
                                                        1.85% EV***         2,841     6.191094         17,589      -25.76%
                                                        1.95% EV***        10,586     6.177900         65,399      -25.83%
                                                        2.05% EV***            31     6.710829            208      -25.91%

     W & R Target Funds - Small Cap Portfolio
           2002 ....................................    0.95%           1,582,101     7.586249     12,002,212      -22.53%
                                                        1.00%               7,342     7.578254         55,640      -22.57%
                                                        1.05%              33,059     7.570268        250,265      -22.61%
                                                        1.10%           1,480,678     7.562291     11,197,318      -22.65%
                                                        1.15%             418,065     7.554308      3,158,192      -22.69%
                                                        1.20%              41,147     7.546353        310,510      -22.73%
                                                        1.25%             117,670     7.538379        887,041      -22.77%
                                                        1.30%               2,498     7.530437         18,811      -22.81%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract      Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.35%              45,210     7.522476        340,091      -22.85%
                                                        1.40%             328,295     7.514524      2,466,981      -22.89%
                                                        1.45%              74,168     7.506576        556,748      -22.93%
                                                        1.50%              66,986     7.498648        502,304      -22.97%
                                                        1.55%              99,246     7.490696        743,422      -23.00%
                                                        1.60%             428,392     7.482762      3,205,555      -23.04%
                                                        1.65%              14,988     7.474828        112,033      -23.08%
                                                        1.70%               7,025     7.466909         52,455      -23.12%
                                                        1.75%               2,368     7.458986         17,663      -23.16%
                                                        1.80%               4,371     7.451065         32,569      -23.20%
                                                        1.85%              14,885     7.443165        110,792      -23.24%
                                                        1.95%               2,660     7.427351         19,757      -23.32%
                                                        2.00%              25,413     7.419447        188,550      -23.36%
                                                        2.05%                 323     7.696288          2,486      -23.40%
                                                        2.10%                 561     7.688456          4,313      -23.44%
                                                        2.25%              17,076     7.664922        130,886      -23.55%
                                                        0.95% EV***     3,122,075     7.516852     23,468,176      -22.89%
                                                        1.00% EV***       220,922     7.508912      1,658,884      -22.93%
                                                        1.05% EV***        96,410     7.500968        723,168      -22.97%
                                                        1.10% EV***     1,993,678     7.493043     14,938,715      -23.01%
                                                        1.15% EV***       653,187     7.485107      4,889,175      -23.05%
                                                        1.20% EV***        70,217     7.477191        525,026      -23.09%
                                                        1.25% EV***        96,854     7.469268        723,428      -23.13%
                                                        1.30% EV***        18,427     7.461356        137,490      -23.17%
                                                        1.35% EV***        95,510     7.453448        711,879      -23.21%
                                                        1.40% EV***       227,419     7.445538      1,693,257      -23.25%
                                                        1.45% EV***        47,853     7.437642        355,913      -23.29%
                                                        1.50% EV***        60,666     7.429740        450,733      -23.32%
                                                        1.55% EV***       203,207     7.421849      1,508,172      -23.36%
                                                        1.60% EV***        18,626     7.413958        138,092      -23.40%
                                                        1.65% EV***        13,998     7.406077        103,670      -23.44%
                                                        1.70% EV***         6,353     7.398211         47,001      -23.48%
                                                        1.75% EV***           401     7.390325          2,964      -23.52%
                                                        1.80% EV***        27,265     7.382458        201,283      -23.56%
                                                        1.85% EV***         6,722     7.374579         49,572      -23.60%
                                                        1.95% EV***         7,155     7.358865         52,653      -23.68%
                                                        2.05% EV***            29     7.629170            221      -23.76%

     W & R Target Funds - Value Portfolio
           2002.....................................    0.95%           1,004,512     8.766516      8,806,071      -13.53%
                                                        1.05%               8,541     8.751747         74,749      -13.61%
                                                        1.10%           1,224,567     8.744370     10,708,067      -13.66%
                                                        1.15%             361,167     8.736990      3,155,512      -13.70%
                                                        1.20%              23,809     8.729604        207,843      -13.74%
                                                        1.25%              78,312     8.722234        683,056      -13.79%
                                                        1.30%               4,867     8.714853         42,415      -13.83%
                                                        1.35%              39,260     8.707493        341,856      -13.87%
                                                        1.40%             216,117     8.700123      1,880,244      -13.92%
                                                        1.45%             118,089     8.692748      1,026,518      -13.96%
                                                        1.50%              38,958     8.685384        338,365      -14.01%
                                                        1.55%             120,417     8.678037      1,044,983      -14.05%
                                                        1.60%             197,728     8.670678      1,714,436      -14.09%
                                                        1.65%              11,119     8.663319         96,327      -14.14%
                                                        1.70%               1,271     8.655972         11,002      -14.18%
                                                        1.75%               2,986     8.648608         25,825      -14.22%
                                                        1.80%               1,549     8.641266         13,385      -14.27%
                                                        1.85%              17,267     8.633911        149,082      -14.31%
                                                        1.95%               3,448     8.619231         29,719      -14.40%
                                                        2.00%               2,838     8.611900         24,441      -14.44%
                                                        2.10%                 561     8.597219          4,823      -14.53%
                                                        2.15%                 514     8.589893          4,415      -14.57%
                                                        2.25%                 322     8.575236          2,761      -14.66%

                                                         Contract                      Unit         Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity    Return**
                                                       -------------   ----------   ----------   ---------------   --------
                                                        0.95% EV***     1,142,611     8.705448         9,946,941   -13.90%
                                                        1.00% EV***         5,778     8.698086            50,258   -13.94%
                                                        1.05% EV***        21,209     8.690730           184,322   -13.98%
                                                        1.10% EV***     1,076,899     8.683377         9,351,120   -14.03%
                                                        1.15% EV***       391,148     8.676028         3,393,611   -14.07%
                                                        1.20% EV***        68,426     8.668662           593,162   -14.11%
                                                        1.25% EV***        52,024     8.661330           450,597   -14.16%
                                                        1.30% EV***        10,753     8.653986            93,056   -14.20%
                                                        1.35% EV***        43,285     8.646643           374,270   -14.25%
                                                        1.40% EV***       126,944     8.639303         1,096,708   -14.29%
                                                        1.45% EV***        22,674     8.631976           195,721   -14.33%
                                                        1.50% EV***        81,382     8.624629           701,890   -14.38%
                                                        1.55% EV***       105,458     8.617311           908,764   -14.42%
                                                        1.60% EV***        40,060     8.609982           344,916   -14.46%
                                                        1.65% EV***         4,539     8.602648            39,047   -14.51%
                                                        1.70% EV***         2,740     8.595325            23,551   -14.55%
                                                        1.75% EV***         3,314     8.588005            28,461   -14.60%
                                                        1.80% EV***         5,174     8.580684            44,396   -14.64%
                                                        1.85% EV***         2,505     8.573379            21,476   -14.68%
                                                        1.95% EV***         9,337     8.558748            79,913   -14.77%
                                                                                                 ---------------

     2002 Reserves for annuity contracts in payout phase: ....................................        23,780,019
                                                                                                 ---------------
     2002 Contract owners' equity.............................................................   $11,867,051,526
                                                                                                 ===============

  * This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

*** The stated contract expense rate does not include the 45 basis point charge to the contract owner when the extra value option is selected. The total return presented includes the 45 basis point charge in addition to the stated contract expense rate.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

(5)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2002. Certain of the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                 Contract                                                     Investment
                                 Expense                        Unit            Contract        Income          Total
                                  Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                              -------------   ----------   ---------------   --------------   ----------   -----------------
     AIM VIF - Balanced Fund - Series I Shares
           2002............   0.95% to 1.55%      45,020   $ 8.18 to  8.24    $    369,841       5.12%     -18.39% to -17.89%

     AIM VIF - Basic Value Fund - Series II Shares
           2002............   1.50% to 2.60%     298,956     7.52 to  7.58       2,260,202       0.00%     -24.80% to -24.23% (a)(b)

     AIM VIF - Blue Chip - Series I Shares
           2002............   0.95% to 1.55%      21,069     7.27 to  7.32         153,752       0.00%     -27.31% to -26.86%

     AIM VIF - Capital Appreciation Fund - Series I Shares
           2002............   0.95% to 1.10%       3,915     7.71 to  7.72          30,215       0.00%     -25.19% to -25.08%

     AIM VIF - Capital Appreciation Fund - Series II Shares
           2002............   1.50% to 2.50%      62,716     7.88 to  7.93         495,921       0.00%     -21.25% to -20.71% (a)(b)

     AIM VIF - Core Equity Fund - Series I Shares
           2002............   0.95% to 1.55%       7,344     8.26 to  8.32          60,743       0.72%     -16.89% to -16.39%

     AIM VIF - Premier Equity Fund - Series I Shares
           2002............   0.95% to 1.55%      46,242     6.93 to  6.98         321,013       0.78%     -31.34% to -30.92%

     AIM VIF - Premier Equity Fund - Series II Shares
           2002............   1.50% to 2.45%      75,225     7.64 to  7.69         576,910       0.61%     -23.57% to -23.07% (a)(b)

     Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
           2002............   1.50% to 2.60%     153,160     8.20 to  8.26       1,261,226       0.00%     -18.04% to -17.42% (a)(b)

     Alliance VPSF - Growth & Income Portfolio - Class B
           2002............   1.50% to 2.60%      82,504     7.81 to  7.87         647,929       0.00%     -21.85% to -21.26% (a)(b)

     Alliance VPSF - Premier Growth Portfolio - Class B
           2002............   1.50% to 2.60%     126,001     7.76 to  7.82         983,078       0.00%     -22.36% to -21.77% (a)(b)

     American Century VP - Income & Growth Fund - Class I
           2002............   0.95% to 2.25%  20,008,742     6.71 to  9.81     188,588,661       1.10%     -21.61% to -20.14%
           2001............   0.95% to 2.25%  20,431,056     8.05 to 12.29     243,703,532       0.83%     -10.68% to  -9.23%
           2000............   0.95% to 1.90%  17,654,096     9.56 to 13.54     234,021,547       0.49%     -12.22% to  -9.39% (b)
           1999............   0.95% to 1.80%  10,793,180    10.89 to 15.29     163,760,412       0.01%       8.87% to  16.90% (a)
           1998............   0.95% to 1.20%   3,531,123    12.43 to 13.08      46,170,273       0.95%      24.31% to  25.66% (a)

     American Century VP - Income & Growth Fund - Class II
           2002............   1.50% to 2.60%     157,252     8.13 to  8.20       1,284,778       0.00%     -18.65% to -18.04% (a)(b)

     American Century VP - International Fund - Class I
           2002............   0.95% to 2.20%  13,652,082     6.70 to  8.88     117,330,400       0.94%     -22.38% to -21.13%
           2001............   0.95% to 2.20%  19,760,892     8.60 to 11.28     215,444,041       0.09%     -31.02% to -29.85%
           2000............   0.95% to 2.00%  18,957,858    12.46 to 16.10     296,162,940       0.12%     -18.48% to -14.62% (b)
           1999............   0.95% to 1.70%  10,249,663    15.31 to 19.57     195,444,986       0.00%      53.15% to  62.49% (a)
           1998............   0.95% to 1.35%   4,403,485    10.90 to 12.06      52,242,164       0.10%       9.05% to  20.62% (a)(b)

     American Century VP - International Fund - Class III
           2002............   0.95% to 2.25%   4,339,185     7.97 to  8.06      34,923,433       0.00%     -20.30% to -19.36% (a)(b)

     American Century VP - Ultra(R) Fund - Class I
           2002............   0.95% to 2.25%     427,070     7.89 to  7.99       3,401,279       0.45%     -21.11% to -20.13% (a)(b)

     American Century VP - Ultra(R) Fund - Class II
           2002............   1.50% to 2.60%      84,098     7.88 to  7.94         665,893       0.15%     -21.20% to -20.61% (a)(b)

                                 Contract                                                     Investment
                                 Expense                        Unit            Contract        Income          Total
                                  Rate*          Units       Fair Value      Owners' Equity     Ratio**        Return***
                              -------------   ----------   ---------------   --------------   ----------   -----------------
     American Century VP - Value Fund - Class I
           2002 ...........   0.95% to 2.25%  30,662,966    9.53 to 12.65      370,626,062      0.88%      -14.98% to -13.45%
           2001 ...........   0.95% to 2.25%  22,460,603   11.16 to 14.65      315,105,611      0.68%        9.91% to  11.74%
           2000 ...........   0.95% to 1.90%   7,758,903   10.16 to 13.15       97,089,073      0.73%       15.91% to  18.56% (b)
           1999 ...........   0.95% to 1.75%   3,621,111    8.78 to 11.26       38,355,931      0.76%      -12.23% to  -1.79% (a)
           1998 ...........   0.95% to 1.25%   2,025,791   10.68 to 11.50       21,650,990      0.24%        3.71% to  14.98% (b)

     American Century VP - Value Fund - Class II
           2002 ...........   1.50% to 2.60%     276,263    8.55 to  8.62        2,374,430      0.00%      -14.48% to -13.84% (a)(b)

     BB&T VIF - Capital Appreciation Fund
           2002 ...........   0.95% to 1.65%     126,777    8.22 to  8.31        1,048,811      0.00%      -21.50% to -20.76%

     BB&T VIF - Capital Manager Aggressive Growth Fund
           2002 ...........   0.95% to 1.70%     141,508    7.88 to  7.95        1,118,486      0.32%      -22.59% to -22.00%

     BB&T VIF - Growth and Income Fund
           2002 ...........   0.95% to 1.70%     173,232    8.02 to  8.09        1,397,651      1.85%      -21.01% to -20.41%

     BB&T VIF - Large Company Growth Fund
           2002 ...........   0.95% to 1.70%     106,392    7.02 to  7.09          750,507      0.00%      -31.82% to -31.13%

     Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2002 ...........   0.95% to 1.65%     572,102    6.20 to  7.65        3,626,422      0.00%      -35.25% to -34.78%
           2001 ...........   0.95% to 1.65%     881,184    9.51 to 11.75        8,573,915      0.00%      -29.82% to -29.32%
           2000 ...........   0.95% to 1.65%   1,111,278   13.47 to 16.64       15,252,909      0.00%      -20.27% to -19.71%
           1999 ...........   0.95% to 1.65%   1,263,065   16.80 to 20.76       21,609,694      0.00%       60.80% to  61.95%
           1998 ...........   0.95% to 1.25%     626,202   10.38 to 12.84        6,508,542      0.00%        5.39% to  28.39% (b)

     Credit Suisse Trust - International Focus Portfolio
           2002 ...........   0.95% to 1.65%   1,294,997    6.69 to  7.82        8,745,981      0.00%      -21.23% to -20.67%
           2001 ...........   0.95% to 1.65%   1,823,262    8.44 to  9.88       15,534,586      0.00%      -23.57% to -23.02%
           2000 ...........   0.95% to 1.65%   2,118,432   10.97 to 12.85       23,458,299      0.45%      -27.11% to -26.60%
           1999 ...........   0.95% to 1.65%   2,784,067   14.96 to 17.53       42,336,574      1.11%       50.90% to  51.98%
           1998 ...........   0.95% to 1.10%   1,604,386    9.85 to 11.55       15,824,160      0.99%        4.24% to  15.52% (b)

     Credit Suisse Trust - Large Cap Value Portfolio
           2002 ...........   0.95% to 1.85%   1,401,028    7.47 to 10.22       13,953,162      0.91%      -24.91% to -23.83%
           2001 ...........   0.95% to 1.85%   1,671,364    9.90 to 13.44       21,865,632      0.00%       -1.35% to  -0.02%
           2000 ...........   0.95% to 1.85%   1,602,464    9.98 to 13.46       20,989,398      1.11%        6.96% to  13.89% (b)
           1999 ...........   0.95% to 1.75%   1,518,704    9.34 to 12.50       18,422,357      1.10%       -6.63% to   5.23% (a)
           1998 ...........   0.95% to 1.25%   1,136,934   11.51 to 11.90       13,095,693      1.60%       10.95% to  18.96% (b)

     Dreyfus Emerging Leaders Fund - Service Shares
           2002 ...........   1.50% to 2.35%      38,847    7.64 to  7.68          297,477      0.00%      -23.62% to -23.17% (a)(b)

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2002 ...........   0.95% to 2.05%   1,223,668    7.55 to  7.63        9,310,674      0.28%      -24.49% to -23.74% (a)(b)

     Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The
           2002 ...........   1.50% to 2.60%      12,952    7.47 to  7.53           97,212      0.03%      -25.29% to -24.73% (a)(b)

     Dreyfus Socially Responsible Growth Fund, Inc., The
           2002 ...........   0.95% to 2.25%  15,948,771    5.41 to  7.99      124,666,691      0.20%      -30.97% to -29.62%
           2001 ...........   0.95% to 2.25%  19,487,708    7.79 to 11.35      217,233,733      0.06%      -24.80% to -23.32%
           2000 ...........   0.95% to 2.00%  19,733,997   10.33 to 14.80      288,435,533      1.03%      -12.80% to -11.10% (b)
           1999 ...........   0.95% to 1.80%   9,959,873   11.86 to 16.79      166,642,025      0.02%       18.60% to  28.84% (a)
           1998 ...........   0.95% to 1.30%   2,978,393   12.75 to 13.03       38,805,598      0.30%       27.55% to  28.15% (a)

     Dreyfus Stock Index Fund - Initial Shares
           2002 ...........   0.95% to 2.25%  95,354,292    5.89 to  9.43      864,619,920      1.33%      -24.49% to -23.10%
           2001 ...........   0.95% to 2.25%  99,494,839    7.77 to 12.27    1,183,396,916      1.08%      -14.51% to -13.02%
           2000 ...........   0.95% to 2.00%  90,529,551    9.60 to 14.10    1,249,785,744      1.03%      -10.95% to  -8.73% (b)
           1999 ...........   0.95% to 1.80%  59,725,013   10.79 to 15.69      929,607,321      1.14%        7.87% to  19.46% (a)
           1998 ...........   0.95% to 1.35%  23,720,923   12.36 to 13.14      311,454,664      1.39%       23.63% to  26.99% (a)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                Contract                                                      Investment
                                Expense                         Unit            Contract        Income           Total
                                 Rate*          Units        Fair Value      Owners' Equity     Ratio**        Return***
                              -------------   ----------   ---------------   --------------   ----------   -----------------
     Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2002 ...........   0.95% to 2.25%  14,518,204    7.04 to 10.64      147,581,762      1.12%      -18.97% to -17.51%
           2001 ...........   0.95% to 2.25%  14,326,910    8.65 to 12.90      178,390,661      0.86%      -11.54% to -10.18%
           2000 ...........   0.95% to 1.95%  12,683,936    9.91 to 14.36      178,274,135      0.68%       -2.57% to  -1.59% (a)
           1999 ...........   0.95% to 1.75%  11,442,779   10.18 to 14.60      165,362,030      0.82%        1.81% to  10.40% (a)
           1998 ...........   0.95% to 1.35%   4,345,650   12.20 to 13.22       57,411,989      1.02%       22.04% to  28.98%

     Dreyfus VIF - Appreciation Portfolio - Service Shares
           2002 ...........   1.50% to 2.50%     120,876    8.30 to  8.36        1,007,673      1.83%      -16.96% to -16.39% (a)(b)

     Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
           2002 ...........   0.95% to 1.40%      27,276    7.59 to  8.54          210,757      0.04%      -20.65% to -19.89%

     Dreyfus VIF - International Value Portfolio - Initial Shares
           2002 ...........   0.95% to 1.55%       8,057    8.68 to  8.74           70,197      1.70%      -13.59% to -13.06%

     Federated IS - American Leaders Fund II - Service Shares
           2002 ...........   1.50% to 2.20%      16,666    8.02 to  8.06          134,110      0.00%      -19.78% to -19.40% (a)(b)

     Federated IS - Capital Appreciation Fund II - Service Shares
           2002 ...........   1.50% to 2.60%      54,725    8.08 to  8.14          444,085      0.00%      -19.25% to -18.64% (a)(b)

     Federated IS - High Income Bond Fund II - Service Shares
           2002 ...........   1.50% to 2.60%     118,039    9.53 to  9.60        1,130,291      0.00%       -4.71% to  -3.99% (a)(b)

     Federated IS - Quality Bond Fund II - Primary Shares
           2002 ...........   0.95% to 2.25%  33,983,812   11.56 to 12.43      416,870,120      2.89%        6.38% to   8.27%
           2001 ...........   0.95% to 2.25%  20,337,003   10.94 to 11.48      231,280,234      1.56%        5.41% to   6.98%
           2000 ...........   0.95% to 1.90%   6,068,734   10.42 to 10.73       64,748,537      0.42%        8.36% to   9.68% (b)
           1999 ...........   0.95% to 1.65%     759,757    9.76 to  9.81        7,446,933      0.00%       -2.39% to  -1.93% (a)(b)

     Federated IS - Quality Bond Fund II - Service Shares
           2002 ...........   1.50% to 2.60%     393,660   10.59 to 10.67        4,192,600      0.00%        5.95% to   6.74% (a)(b)

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
           2002 ...........   0.95% to 2.25%  60,212,580    7.41 to 10.24      600,903,507      1.61%      -19.24% to -17.79%
           2001 ..........    0.95% to 2.25%  54,589,794    9.12 to 12.48      665,304,573      1.40%       -7.60% to  -6.00%
           2000 ...........   0.95% to 1.90%  39,698,766    9.90 to 13.31      515,176,445      1.36%        6.37% to  10.72% (b)
           1999 ...........   0.95% to 1.80%  30,054,428    9.30 to 12.44      362,084,796      1.12%       -6.96% to   5.25% (a)
           1998 ..........    0.95% to 1.30%  17,214,677   11.41 to 11.85      196,573,058      0.22%       10.37% to  18.50% (b)

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
           2002 ...........   1.50% to 2.60%     443,769     8.12 to 8.18        3,622,751      0.00%      -18.80% to -18.19% (a)(b)

     Fidelity(R) VIP - Growth Portfolio - Service Class
           2002 ...........   0.95% to 2.20%  60,318,635     5.87 to 9.35      534,138,053      0.15%      -32.14% to -30.86%
           2001 ...........   0.95% to 2.20%  69,067,055    8.59 to 13.52      892,510,436      0.00%      -19.96% to -18.51%
           2000 ...........   0.95% to 1.95%  64,931,577   10.75 to 16.59    1,041,161,720      0.07%      -14.41% to -11.91% (a)
           1999 ...........   0.95% to 1.80%  32,663,001   12.31 to 18.83      608,360,294      0.07%       23.14% to  35.98% (a)
           1998               0.95% to 1.30%   7,899,479   12.91 to 13.85      109,329,873      0.05%       29.13% to  38.05% (a)

     Fidelity(R) VIP - Growth Portfolio - Service Class 2
           2002 ...........   1.50% to 2.60%     202,676    7.38 to  7.44        1,504,242      0.00%      -26.18% to -25.62% (a)(b)

     Fidelity(R) VIP - High Income Portfolio - Service Class
           2002 ...........   0.95% to 2.25%  26,938,971    6.37 to  7.69      195,766,587      9.64%        0.83% to   2.63%
           2001 ...........   0.95% to 2.20%  25,533,687    6.29 to  7.51      179,983,516     13.15%      -14.04% to -12.74%
           2000 ...........   0.95% to 1.90%  21,554,542    7.33 to  8.62      172,868,705      6.89%      -24.08% to -22.41% (b)
           1999 ...........   0.95% to 1.65%  18,906,184   10.24 to 11.26      196,340,693      6.66%        6.29% to   7.05%
           1998 ...........   0.95% to 1.35%  10,786,672   9.58 to  10.53      103,387,119      1.15%       -5.43% to   5.31% (b)

                                 Contract                                                     Investment
                                 Expense                        Unit           Contract         Income           Total
                                  Rate*         Units        Fair Value      Owners'Equity      Ratio**        Return***
                              -------------   ----------   ---------------   --------------   ----------   -----------------
     Fidelity(R) VIP - Overseas Portfolio - Service Class
           2002............   0.95% to 2.20%   7,674,047    6.17 to  8.42       59,763,768      0.79%      -22.25% to -21.10%
           2001............   0.95% to 2.20%  10,843,987    7.92 to 10.69      107,319,995      5.59%      -23.21% to -22.03%
           2000............   0.95% to 1.90%   9,861,467   10.34 to 13.73      124,962,270      1.34%      -20.68% to -16.44% (b)
           1999............   0.95% to 1.70%   5,905,382   13.06 to 17.17       92,437,608      0.72%       30.59% to  41.11% (a)
           1998............   0.95% to 1.20%   2,378,636   11.03 to 12.19       26,272,536      0.29%       11.46% to  21.87% (b)

     Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R
           2002............   1.50% to 2.60%     202,377    7.66 to  7.72        1,557,719      0.00%      -23.40% to -22.82% (a)(b)

     Fidelity(R) VIP - Overseas Portfolio - Service Class R
           2002............   0.95% to 2.25%   2,316,895    7.65 to  7.75       17,918,637      0.00%      -23.48% to -22.52% (a)(b)

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
           2002............   0.95% to 2.40%  45,313,610    6.92 to 11.34      503,327,033      0.72%      -12.03% to -10.29%
           2001............   0.95% to 2.25%  44,175,712    7.82 to 12.64      551,070,400      0.67%      -14.60% to -13.20%
           2000............   0.95% to 2.00%  42,190,841   10.31 to 14.56      609,378,308      0.30%       -8.88% to  -7.60% (a)
           1999............   0.95% to 1.80%  27,031,979   11.27 to 15.76      424,819,685      0.25%       12.71% to  22.97% (a)
           1998............   0.95% to 1.30%  10,045,452   12.60 to 12.81      128,667,017      0.09%       25.98% to  28.70% (a)

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
           2002............   1.50% to 2.60%     337,942    8.56 to  8.63        2,907,598      0.00%      -14.39% to -13.74% (a)(b)

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
           2002............   0.95% to 2.20%  12,480,171    5.09 to  7.12       86,958,330      0.95%      -23.86% to -22.66%
           2001............   0.95% to 2.20%  15,069,734    6.67 to  9.20      136,159,773      0.25%      -16.62% to -15.26%
           2000............   0.95% to 1.95%  16,526,979    8.02 to 10.86      177,419,391      1.25%      -18.66% to -15.47% (b)
           1999............   0.95% to 1.80%  15,778,839    9.86 to 13.24      208,028,456      0.69%       -1.37% to   3.19% (a)
           1998............   0.95% to 1.20%   7,846,207   12.31 to 12.83      100,601,546      0.13%       23.08% to  24.22% (a)(b)

     Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
           2002............   1.50% to 2.60%     211,852    8.50 to  8.57        1,810,462      0.00%      -14.95% to -14.31% (a)(b)

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
           2002............   0.95% to 2.20%     897,365    7.37 to  7.46        6,681,297      0.00%      -26.30% to -25.38% (a)(b)

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2
           2002............   1.50% to 2.60%      59,983    7.42 to  7.48          447,622      0.00%      -25.75% to -25.19% (a)(b)

     First Horizon Capital Appreciation Portfolio
           2002............   0.95% to 2.00%      21,602    8.81 to  8.94          191,806      0.00%      -20.25% to -19.40%
           2001............   0.95% to 2.00%         748   11.05 to 11.09            8,286      0.00%       10.50% to  10.88% (a)(b)

     Initial Funding by Depositor
           2002............       0.00%           50,000        8.87               443,500      0.00%            -18.62%
           2001............       0.00%           50,000       10.90               545,000      0.00%              9.00%      (a)(b)

     First Horizon Growth & Income Portfolio
           2002............   0.95% to 2.00%     140,512    7.41 to  7.52        1,051,904      0.37%      -27.59% to -26.81%
           2001............   0.95% to 2.00%      10,994   10.24 to 10.27          112,875      0.15%        2.38% to   2.73% (a)(b)

     Initial Funding by Depositor
           2002............       0.00%           50,000        7.44               371,962      0.37%            -26.11%
           2001............       0.00%           50,000       10.07               503,392      0.15%              0.70%      (a)(b)

     Gartmore GVIT Comstock Value Fund - Class I
           2002............   0.95% to 2.25%   4,287,245    5.91 to  7.91       33,188,223      1.31%      -27.24% to -25.86%
           2001............   0.95% to 2.10%   4,369,756    8.09 to 10.70       45,828,137      1.35%      -14.24% to -12.99%
           2000............   0.95% to 1.80%   4,254,272    9.46 to 12.33       51,284,501      0.99%      -14.80% to -11.47% (a)
           1999............   0.95% to 1.75%   1,974,334   10.78 to 13.96       26,887,622      0.36%        7.75% to  17.37% (a)
           1998............   0.95% to 1.20%   1,104,160   11.57 to 11.93       12,791,973      1.13%       13.93% to  19.28% (b)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                 Contract                                                     Investment
                                 Expense                        Unit            Contract        Income          Total
                                  Rate*          Units       Fair Value      Owners' Equity     Ratio**        Return***
                              -------------   ----------   ---------------   --------------   ----------   -----------------
     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
           2002 ...........   0.95% to 2.25%  14,362,198    8.84 to 13.65      183,719,797      0.39%      -17.61% to -16.11%
           2001 ...........   0.95% to 2.25%  10,642,272   10.68 to 16.30      162,769,286      0.49%       -3.99% to  -2.25%
           2000 ...........   0.95% to 1.90%   5,685,234   12.94 to 16.70       88,889,726      0.70%       10.70% to  14.12% (a)
           1999 ...........   0.95% to 1.65%   1,114,320   13.05 to 14.65       14,741,417      0.24%       18.93% to  19.77%
           1998 ...........   0.95% to 1.15%     663,438   10.91 to 12.25        7,244,061      1.09%        9.64% to  22.54% (b)

     Gartmore GVIT Emerging Markets Fund - Class I
           2002 ...........   0.95% to 2.05%     515,037    5.71 to  6.85        3,389,175      0.22%      -17.20% to -16.04%
           2001 ...........   0.95% to 1.85%     688,788    6.90 to  8.16        5,327,512      0.47%       -7.52% to  -6.09%
           2000 ...........   0.95% to 1.40%      12,616    7.47 to  8.69          104,867      0.00%      -13.29% to -13.08% (a)(b)

     Gartmore GVIT Emerging Markets Fund - Class III
           2002 ...........   0.95% to 2.25%   1,318,331    7.45 to  7.52        9,892,328      0.36%      -25.50% to -24.76% (a)(b)

     Gartmore GVIT Federated High Income Bond Fund - Class I
           2002 ...........   0.95% to 2.20%  13,477,703    8.90 to 10.49      137,551,122      8.60%        0.65% to   2.24%
           2001 ...........   0.95% to 2.20%   9,462,395    8.82 to 10.26       95,231,351     10.09%        1.53% to   3.22%
           2000 ...........   0.95% to 1.80%   5,607,801    8.71 to  9.94       55,267,328     10.25%       -9.92% to  -8.24% (b)
           1999 ...........   0.95% to 1.65%   4,575,210   10.48 to 10.94       49,937,862      9.38%        1.49% to   2.21%
           1998 ...........   0.95% to 1.25%   2,804,269   10.34 to 10.70       29,999,539      7.60%        3.39% to   5.59% (a)(b)

     Gartmore GVIT Global Financial Services Fund - Class III
           2002 ...........   0.95% to 2.00%     268,594    8.71 to  8.84        2,369,793      0.15%      -12.86% to -11.58% (a)(b)

     Gartmore GVIT Global Health Sciences Fund - Class III
           2002 ...........   0.95% to 2.60%     966,515    8.33 to  8.47        8,156,119      0.00%      -16.73% to -15.34% (a)(b)

     Gartmore GVIT Global Technology and Communications Fund - Class I
           2002 ...........   0.95% to 2.20%   1,513,650    1.88 to  2.35        3,100,271      0.66%      -44.20% to -43.33%
           2001 ...........   0.95% to 2.20%   2,521,408    3.35 to  4.19        9,096,947      0.00%      -44.30% to -43.27%
           2000 ...........   0.95% to 1.70%     873,079    5.99 to  7.45        5,540,292      0.00%      -40.14% to -39.96% (a)(b)

     Gartmore GVIT Global Technology and Communications Fund - Class III
           2002 ...........   0.95% to 2.20%     511,430    7.07 to  7.14        3,648,433      0.40%      -29.32% to -28.56% (a)(b)

     Gartmore GVIT Global Utilities Fund - Class III
           2002 ...........   0.95% to 2.05%      97,862    7.84 to  7.96          775,686      1.27%      -21.58% to -20.43% (a)(b)

     Gartmore GVIT Government Bond Fund - Class I
           2002 ...........   0.95% to 2.25%  77,981,271   11.77 to 13.78    1,011,348,469      4.58%        8.08% to   9.93%
           2001 ...........   0.95% to 2.25%  51,441,846   10.89 to 12.53      614,717,734      5.32%        4.45% to   6.23%
           2000 ...........   0.95% to 1.80%  30,078,962   10.46 to 11.80      345,720,403      5.66%       10.52% to  11.49% (b)
           1999 ...........   0.95% to 1.75%  23,054,707    9.45 to 10.58      241,727,766      5.89%       -3.96% to  -2.68% (b)
           1998 ...........   0.95% to 1.30%  12,410,861    9.85 to 10.94      135,739,659      5.86%       -1.48% to   7.87% (a)(b)

     Gartmore GVIT Government Bond Fund - Class II
           2002 ...........   1.50% to 2.60%     945,128   10.66 to 10.74       10,126,255      2.83%        6.58% to   7.38% (a)(b)

     Gartmore GVIT Growth Fund - Class I
           2002 ...........   0.95% to 2.05%  16,188,470    3.42 to  5.05       79,642,219      0.00%      -30.60% to -29.40%
           2001 ...........   0.95% to 1.90%  19,812,385    4.93 to  7.15      138,671,512      0.00%      -30.07% to -28.82%
           2000 ...........   0.95% to 1.90%  23,423,007    7.00 to 10.05      232,073,777      0.19%      -27.85% to -25.96% (b)
           1999 ...........   0.95% to 1.80%  24,935,324    9.70 to 13.81      341,934,234      0.70%       -2.99% to   3.29% (a)
           1998 ...........   0.95% to 1.35%  14,630,148   12.39 to 13.37      195,527,482      0.76%       23.91% to  28.73% (a)

     Gartmore GVIT ID Aggressive Fund
           2002 ...........   0.95% to 2.60%   1,544,512    8.10 to  8.26       12,699,362      1.09%      -19.92% to -17.42% (a)(b)

     Gartmore GVIT ID Conservative Fund
           2002 ...........   0.95% to 2.60%   6,278,984    9.80 to  9.96       62,335,100      2.54%       -1.97% to  -0.39% (a)(b)

     Gartmore GVIT ID Moderate Fund
           2002 ...........   0.95% to 2.60%  13,348,727    8.91 to  9.06      120,505,145      1.68%      -11.18% to  -9.41% (a)(b)

                                 Contract                                                     Investment
                                 Expense                         Unit           Contract       Income          Total
                                  Rate*          Units        Fair Value     Owners' Equity    Ratio**        Return***
                              -------------   -----------   --------------   --------------   ----------   -----------------
     Gartmore GVIT ID Moderately Aggressive Fund
           2002 ...........   0.95% to 2.60%    5,730,817    8.45 to  8.61      49,131,920      1.32%      -16.08% to -13.89% (a)(b)

     Gartmore GVIT ID Moderately Conservative Fund
           2002 ...........   0.95% to 2.60%    7,262,378    9.40 to  9.56      69,158,135      2.11%       -5.96% to  -4.43% (a)(b)

     Gartmore GVIT International Growth Fund - Class I
           2002 ...........   0.95% to 1.85%      227,163    4.43 to  4.90       1,078,351      0.00%      -25.80% to -24.83%
           2001 ...........   0.95% to 1.90%      250,125    5.97 to  6.52       1,585,220      0.25%      -30.28% to -29.33%
           2000 ...........   0.95% to 1.45%       43,902    8.58 to  9.23         403,432      0.00%       -7.93% to  -7.71% (a)(b)

     Gartmore GVIT International Growth Fund - Class III
           2002 ...........   0.95% to 2.05%      195,852    7.72 to  7.79       1,521,407      0.00%      -22.76% to -22.14% (a)(b)

     Gartmore GVIT J.P. Morgan Balanced Fund - Class I
           2002 ...........   0.95% to 2.20%   14,568,854    7.44 to  8.86     126,552,438      2.20%      -14.67% to -13.15%
           2001 ...........   0.95% to 2.20%   13,426,670    8.68 to 10.20     135,233,293      2.33%       -5.92% to  -4.59%
           2000 ...........   0.95% to 1.80%    9,840,209    9.27 to 10.69     104,552,157      2.82%       -2.31% to  -1.29% (a)
           1999 ...........   0.95% to 1.70%    6,828,549    9.48 to 10.83      73,894,923      3.74%       -5.19% to  -0.09% (a)
           1998 ...........   0.95% to 1.30%    3,613,586   10.68 to 10.84      39,173,072      3.41%        6.76% to   7.73% (a)(b)

     Gartmore GVIT MAS Multi Sector Bond Fund - Class I
           2002 ...........   0.95% to 2.60%   13,884,968   10.89 to 11.96     163,062,295      5.45%        4.42% to   6.19%
           2001 ...........   0.95% to 2.20%   11,028,888   10.39 to 11.29     122,424,789      5.69%        1.81% to   3.19%
           2000 ...........   0.95% to 1.80%    8,741,582   10.27 to 10.97      94,348,851      6.46%        3.82% to   4.96% (b)
           1999 ...........   0.95% to 1.65%    5,745,756   10.22 to 10.51      59,321,062      6.46%       -0.12% to   0.59%
           1998 ...........   0.95% to 1.30%    3,410,265   10.24 to 10.48      34,953,837      6.42%        1.52% to   4.75% (b)

     Gartmore GVIT Money Market Fund - Class I
           2002 ...........   0.95% to 2.60%   98,379,110   10.27 to 11.79   1,120,076,990      1.18%       -1.31% to   0.25%
           2001 ...........   0.95% to 2.25%  117,529,505   10.50 to 11.76   1,332,823,895      3.10%        1.13% to   2.61%
           2000 ...........   0.95% to 1.90%   72,240,743   10.61 to 12.52     808,084,077      5.12%        3.68% to   5.02%
           1999 ...........   0.95% to 1.75%   38,120,178   10.21 to 12.90     411,669,605      4.64%        2.06% to   3.85% (a)(b)
           1998 ...........   0.95% to 1.35%   18,220,141   10.09 to 10.50     191,311,361      5.42%        0.89% to   4.27% (a)

     Gartmore GVIT Nationwide(R) Leaders Fund - Class I
           2002 ...........        1.25%              355        8.38                2,975      0.54%      -16.18%            (a)(b)

     Gartmore GVIT Nationwide(R) Leaders Fund - Class III
           2002 ...........   0.95% to 2.20%      675,300    9.03 to  9.16       6,165,014      1.34%       -9.72% to  -8.43% (a)(b)

     Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
           2002 ...........   0.95% to 1.80%    1,421,331    6.29 to  9.39      10,832,478      0.03%      -26.99% to -26.07%
           2001 ...........   0.95% to 1.80%    1,814,381    8.58 to 12.72      18,783,461      0.48%       -5.30% to  -4.18%
           2000 ...........   0.95% to 1.80%    2,045,136    9.03 to 13.29      22,067,980      1.00%        5.68% to   7.80% (b)
           1999 ...........   0.95% to 1.80%    1,453,492    8.54 to 12.49      14,280,867      0.82%      -14.58% to  -3.99% (a)
           1998 ...........   0.95% to 1.30%    1,348,528   10.08 to 13.03      13,606,736      0.91%       -0.66% to  30.29% (b)

     Gartmore GVIT Small Cap Growth Fund - Class I
           2002 ...........   0.95% to 2.25%    7,239,678    4.39 to  9.87      70,683,692      0.00%      -35.14% to -33.92%
           2001 ...........   0.95% to 2.20%    7,019,483   14.37 to 14.94     104,113,801      0.00%      -13.15% to -11.69%
           2000 ...........   0.95% to 2.00%    4,035,275   16.55 to 16.92      68,033,571      0.00%      -22.63% to -16.96% (a)
           1999 ...........   0.95% to 1.70%      599,267   20.27 to 20.37      12,202,524      0.00%      102.71% to 103.72% (a)(b)
        Initial Funding Deposit
           2000 ...........        0.00%          100,000       17.19            1,718,630      0.00%      -16.17%
           1999 ...........        0.00%          100,000       20.50            2,050,126      0.00%      103.72%            (a)(b)

     Gartmore GVIT Small Cap Growth Fund - Class II
           2002 ...........   1.50% to 2.60%       62,244    7.13 to  7.18         446,027      0.00%      -28.70% to -28.16% (a)(b)

     Gartmore GVIT Small Cap Value Fund - Class I
           2002 ...........   0.95% to 2.40%   20,923,018    9.81 to 16.47     287,510,313      0.01%      -29.29% to -27.86%
           2001 ...........   0.95% to 2.25%   20,396,752   13.77 to 22.87     383,267,849      0.04%       24.96% to  27.05%
           2000 ...........   0.95% to 1.90%    9,836,911   12.77 to 18.03     139,794,131      0.00%        9.21% to  10.86%
           1999 ...........   0.95% to 1.70%    5,606,042   11.70 to 16.39      68,966,902      0.00%       16.97% to  26.62% (a)
           1998 ...........   0.95% to 1.25%    3,150,457    9.42 to 12.96      29,728,543      0.00%       -4.08% to  29.64% (b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                 Contract                                                     Investment
                                 Expense                         Unit          Contract         Income         Total
                                  Rate*         Units         Fair Value     Owners'Equity      Ratio**       Return***
                              -------------   -----------   --------------   --------------   ----------   -----------------
     Gartmore GVIT Small Cap Value Fund - Class II
           2002 ...........   1.50% to 2.60%      91,515     7.05 to  7.11        648,541       0.00%      -29.47% to -28.93% (a)(b)

     Gartmore GVIT Small Company Fund - Class I
           2002 ...........   0.95% to 2.25%  17,985,000     7.39 to 14.03    220,913,252       0.00%      -19.60% to -18.11%
           2001 ...........   0.95% to 2.25%  17,761,358     9.15 to 17.16    264,333,775       0.11%       -9.27% to  -7.60%
           2000 ...........   0.95% to 1.90%  14,358,242    14.75 to 18.60    227,088,913       0.03%        0.42% to   7.87% (a)
           1999 ...........   0.95% to 1.80%   7,226,899    13.69 to 17.27    102,053,313       0.00%       41.15% to  42.65% (a)
           1998 ...........   0.95% to 1.30%   4,472,890     9.61 to 12.12     43,011,423       0.00%       -0.05% to  21.23% (b)

     Gartmore GVIT Small Company Fund - Class II
           2002 ...........   1.50% to 2.60%     153,778     7.76 to  7.82      1,199,574       0.00%      -22.38% to -21.79% (a)(b)

     Gartmore GVIT Strong Mid Cap Growth Fund - Class I
           2002 ...........   0.95% to 2.25%   8,014,482     3.21 to  8.32     62,837,582       0.00%      -38.83% to -37.61%
           2001 ...........   0.95% to 2.05%   9,802,628     8.27 to 13.35    123,698,577       0.00%      -32.22% to -30.98%
           2000 ...........   0.95% to 2.00%   9,594,512    12.15 to 19.37    175,055,203       0.00%      -23.46% to -16.18% (a)
           1999 ...........   0.95% to 1.70%   4,077,933    14.66 to 23.15     87,324,703       0.00%       46.58% to  83.00% (a)
           1998 ...........   0.95% to 1.30%     754,465    11.57 to 12.67      8,737,476       0.00%       13.39% to  26.69% (b)

     Gartmore GVIT Total Return Fund - Class I
           2002 ...........   0.95% to 2.25%  43,675,677     6.55 to  8.80    380,932,564       0.85%      -19.47% to -18.14%
           2001 ...........   0.95% to 2.25%  48,260,088     8.11 to 10.75    515,465,142       0.75%      -14.10% to -12.66%
           2000 ...........   0.95% to 1.80%  45,824,390     9.46 to 12.30    562,349,517       0.65%       -3.87% to  -0.48% (b)
           1999 ...........   0.95% to 1.80%  40,239,355     9.85 to 12.69    510,269,500       0.66%       -1.55% to   5.93% (a)
           1998 ...........   0.95% to 1.35%  23,870,942    11.96 to 11.99    285,881,294       1.17%       16.84% to  19.93% (b)

     Gartmore GVIT Total Return Fund - Class II
           2002 ...........   1.50% to 2.60%      95,189     8.01 to  8.07        767,177       0.76%      -19.88% to -19.27% (a)(b)

     Gartmore GVIT Turner Growth Focus Fund - Class I
           2002 ...........   0.95% to 1.90%     750,449     1.94 to  2.16      1,580,486       0.00%      -44.37% to -43.40%
           2001 ...........   0.95% to 1.90%   1,938,798     3.49 to  3.82      7,191,214       0.00%      -40.83% to -39.61%
           2000 ...........   0.95% to 1.50%     302,210     5.91 to  6.33      1,883,451       0.00%      -36.87% to -36.70% (a)(b)

     Gartmore GVIT Turner Growth Focus Fund - Class III
           2002 ...........   0.95% to 1.90%     131,153     7.43 to  7.51        982,915       0.00%      -25.70% to -24.94% (a)(b)

     Gartmore GVIT U.S. Growth Leaders Fund - Class III
           2002 ...........   0.95% to 2.60%     525,137     7.40 to  7.51      3,932,114       0.00%      -26.04% to -24.87% (a)(b)

     Gartmore GVIT Worldwide Leaders Fund - Class I
           2002 ...........   0.95% to 2.20%   3,092,482     5.54 to  7.63     22,647,345       1.21%      -27.44% to -26.10%
           2001 ...........   0.95% to 2.20%   3,514,002     7.59 to 10.34     35,384,282       1.76%      -20.84% to -19.59%
           2000 ...........   0.95% to 1.90%   3,553,915     9.62 to 12.87     44,601,063       0.91%      -13.89% to -11.79% (b)
           1999 ...........   0.95% to 1.55%   2,562,069    14.25 to 14.85     37,100,378       0.33%       21.02% to  21.76%
           1998 ...........   0.95% to 1.25%   1,260,860    11.75 to 12.21     15,026,672       1.83%       17.45% to  22.12% (a)(b)

     Janus AS - Capital Appreciation Portfolio - Service Shares
           2002 ...........   0.95% to 2.25%  38,006,657     5.06 to  8.02    228,220,423       0.30%      -18.27% to -16.73%
           2001 ...........   0.95% to 2.20%  45,531,568     6.17 to  9.68    331,633,875       0.87%      -23.91% to -22.58%
           2000 ...........   0.95% to 2.00%  40,005,824     8.10 to 12.59    378,790,232       1.40%      -19.43% to -18.36% (a)(b)

     Janus AS - Global Technology Portfolio - Service II Shares
           2002 ...........   0.95% to 2.25%   1,620,570     7.03 to  7.11     11,490,667       0.00%      -29.66% to -28.90% (a)(b)

     Janus AS - Global Technology Portfolio - Service Shares
           2002 ...........   0.95% to 2.20%  24,072,809     2.25 to  2.37     56,417,204       0.00%      -42.53% to -41.49%
           2001 ...........   0.95% to 2.20%  37,284,126     3.91 to  4.05    149,944,155       0.59%      -39.16% to -37.92%
           2000 ...........   0.95% to 2.00%  34,729,247     6.43 to  6.52    226,058,716       1.21%      -35.68% to -34.75% (a)(b)

     Janus AS - International Growth Portfolio - Service II Shares
           2002 ...........   0.95% to 2.20%   3,951,071     7.67 to  7.76     30,585,952       0.39%      -23.27% to -22.41% (a)(b)

                                 Contract                                                     Investment
                                  Expense                        Unit           Contract        Income           Total
                                   Rate*          Units       Fair Value     Owners' Equity     Ratio**        Return***
                              -------------   -----------   --------------   --------------   ----------   -----------------
     Janus AS - International Growth Portfolio - Service Shares
           2002 ...........   0.95% to 2.25%   22,978,097    4.40 to  7.95    123,326,217        0.59%     -27.71% to -26.46%
           2001 ...........   0.95% to 2.25%   33,201,893    6.06 to 10.88    243,618,255        0.69%     -25.52% to -24.16%
           2000 ...........   0.95% to 2.00%   29,890,055    8.13 to 14.44    290,088,960        7.16%     -19.01% to -17.99% (a)(b)

     MFS(R) VIT - Mid Cap Growth Series - Service Class
           2002 ...........   1.50% to 2.60%      187,101    7.04 to  7.10      1,324,318        0.00%     -29.57% to -29.04% (a)(b)

     MFS(R) VIT - New Discovery Series - Service Class
           2002 ...........   1.50% to 2.50%       55,031    7.42 to  7.47        409,770        0.00%     -25.83% to -25.32% (a)(b)

     MFS(R) VIT - Value Series - Service Class
           2002 ...........   1.50% to 2.60%      126,768    8.25 to  8.32      1,052,083        0.00%     -17.45% to -16.83% (a)(b)

     Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
           2002 ...........   1.50% to 2.60%       33,884    9.75 to  9.82        331,753        0.00%      -2.53% to  -1.80% (a)(b)

     Neuberger Berman AMT - Focus Portfolio - S Class Shares
           2002 ...........   1.50% to 2.60%       10,974   10.80 to 10.88        118,987        0.00%       7.98% to   8.80% (a)(b)

     Neuberger Berman AMT - Guardian Portfolio - I Class Shares
           2002 ...........   0.95% to 2.25%    8,581,564    6.81 to 11.10     89,348,086        0.74%     -28.20% to -27.15%
           2001 ...........   0.95% to 2.25%    8,329,535    9.47 to 15.24    120,350,763        0.40%      -3.80% to  -2.45%
           2000 ...........   0.95% to 1.80%    5,437,338    9.89 to 15.62     82,601,518        0.48%      -0.68% to   1.70% (b)
           1999 ...........   0.95% to 1.70%    4,217,877    9.97 to 15.60     64,797,337        0.28%      -0.31% to  13.84% (a)
           1998 ...........   0.95% to 1.20%    2,362,938   12.31 to 13.70     32,358,201        0.01%      23.08% to  30.42% (a)

     Neuberger Berman AMT - Mid-Cap Growth Portfolio(R)
           2002 ...........   0.95% to 2.25%   13,997,826    4.21 to 11.78    147,934,257        0.00%     -31.31% to -30.01%
           2001 ...........   0.95% to 2.25%   16,244,793    6.09 to 16.84    248,709,387        0.00%     -26.64% to -25.37%
           2000 ...........   0.95% to 2.00%   13,579,156   13.50 to 22.56    285,075,146        0.00%     -17.27% to  -8.34% (a)
           1999 ...........   0.95% to 1.70%    4,329,553   15.26 to 24.61    104,083,996        0.00%      51.35% to  52.64% (b)
           1998 ...........   0.95% to 1.20%    1,757,463   13.70 to 16.14     28,359,138        0.02%      37.03% to  40.78% (a)(b)

     Neuberger Berman AMT - Partners Portfolio(R)
           2002 ...........   0.95% to 2.20%    9,838,338    6.58 to  9.04     81,171,261        0.59%     -25.98% to -24.86%
           2001 ...........   0.95% to 2.20%   10,900,243    8.87 to 12.05    119,317,746        0.37%      -5.14% to  -3.76%
           2000 ...........   0.95% to 1.90%   10,654,857    9.41 to 12.54    120,163,492        0.74%      -1.00% to   1.08% (b)
           1999 ...........   0.95% to 1.70%   11,409,549    9.50 to 12.59    127,598,105        1.12%      -4.95% to   6.35% (a)
           1998 ...........   0.95% to 1.30%   10,417,953   10.45 to 11.86    108,935,534        0.18%       3.11% to  18.58% (b)

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2002 ...........   0.95% to 2.25%   18,771,046    6.60 to 10.21    168,831,018        0.68%     -29.85% to -28.48%
           2001 ...........   0.95% to 2.20%   22,119,714    9.35 to 14.29    277,146,600        0.94%     -33.27% to -31.93%
           2000 ...........   0.95% to 1.95%   22,357,402   14.00 to 21.03    407,410,310        0.00%     -23.80% to -12.08% (a)
           1999 ...........   0.95% to 1.75%    7,360,964   16.07 to 23.95    147,333,356        0.00%      60.65% to  81.86% (a)
           1998 ...........   0.95% to 1.30%    2,580,872   10.60 to 13.19     27,386,709        0.07%      11.18% to  31.92% (b)

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002 ...........   0.95% to 2.25%   34,239,324    5.94 to 11.45    366,481,742        0.60%     -28.93% to -27.55%
           2001 ...........   0.95% to 2.25%   33,328,767    8.31 to 15.83    493,623,497        0.59%     -15.02% to -13.41%
           2000 ...........   0.95% to 1.95%   25,624,577   12.49 to 18.31    437,642,495        0.10%      -2.74% to  -1.17% (a)
           1999 ...........   0.95% to 1.80%   10,136,550   12.75 to 18.56    172,841,600        0.18%      27.51% to  40.31% (a)
           1998 ...........   0.95% to 1.30%    3,425,711   12.06 to 13.24     41,340,619        0.18%      22.70% to  32.45% (b)

     Oppenheimer Capital Appreciation Fund/VA - Service Class
           2002 ...........   1.50% to 2.60%      357,291    7.79 to  7.85      2,797,449        0.00%     -22.12% to -21.53% (a)(b)

     Oppenheimer Global Securities Fund/VA - Initial Class
           2002 ...........   0.95% to 2.40%   26,384,682    6.19 to 10.02    185,709,706        0.48%     -24.41% to -22.88%
           2001 ...........   0.95% to 2.25%   15,482,090    8.13 to 13.06    144,367,444        0.48%     -14.49% to -12.88%
           2000 ...........   0.95% to 1.80%    4,293,663    9.48 to 15.07     46,647,108        0.00%      -5.30% to  -4.62% (a)(b)

     Oppenheimer Global Securities Fund/VA - Service Class
           2002 ...........   1.50% to 2.60%      458,129    7.64 to  7.69      3,515,564        0.00%     -23.65% to -23.07% (a)(b)

                                                                    (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                 Contract                                                     Investment
                                 Expense                        Unit           Contract        Income           Total
                                 *Rate*         Units         Fair Value     Owners' Equity     Ratio**        Return***
                              -------------   -----------   --------------   --------------   ----------   -----------------
     Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
           2002............   0.95% to 2.25%  35,365,474     6.25 to  9.56    311,700,007        0.76%     -21.00% to -19.57%
           2001............   0.95% to 2.25%  35,201,321     7.87 to 11.91    385,779,153        0.52%     -12.45% to -11.02%
           2000............   0.95% to 2.00%  27,040,315     9.64 to 13.40    330,463,265        0.28%     -10.51% to  -9.61% (a)(b)
           1999............   0.95% to 1.80%  10,862,731    10.78 to 14.85    141,609,841        0.27%       7.77% to  20.55% (a)
           1998............   0.95% to 1.30%   4,853,931    10.63 to 12.34     51,643,553        0.06%       3.60% to  23.41% (b)

     Oppenheimer Main Street Growth & Income Fund/VA - Service Class
           2002............   1.50% to 2.60%     337,974     7.98 to  8.04      2,713,291        0.00%     -20.16% to -19.56% (a)(b)

     Oppenheimer Strategic Bond Fund/VA - Service Class
           2002............   1.50% to 2.60%      88,463    10.20 to 10.27        906,399        0.00%       1.97% to   2.73% (a)(b)

     Strong Opportunity Fund II, Inc.
           2002............   0.95% to 2.25%  21,318,993     6.56 to  8.50    151,933,095        0.45%     -28.86% to -27.51%
           2001............   0.95% to 2.25%  16,359,581     9.16 to 11.78    163,544,166        0.67%     -6.18%  to  -4.62%
           2000............   0.95% to 1.75%   3,695,486     9.74 to 12.38     39,322,799        0.00%     -2.63%  to  -1.85% (a)(b)

     Van Eck WIT - Worldwide Emerging Markets Fund
           2002............   0.95% to 2.20%   4,715,758     6.11 to 13.42     38,558,378        0.22%      -5.21% to  -3.82%
           2001............   0.95% to 2.20%   5,140,281     6.36 to 13.97     43,776,940        0.00%      -4.43% to  -2.75%
           2000............   0.95% to 1.95%   3,907,642     6.55 to 14.39     32,283,680        0.00%     -43.76% to -42.42% (a)
           1999............   0.95% to 1.70%   2,765,675    11.38 to 25.03     34,675,770        0.00%      55.97% to  98.38%
           1998............   0.95% to 1.20%     822,344     5.74 to 12.63      4,734,741        0.38%     -34.82% to  26.34% (b)

     Van Eck WIT - Worldwide Hard Assets Fund
           2002............   0.95% to 2.20%   2,012,923     6.90 to 11.83     17,167,415        0.68%      -5.33% to  -3.76%
           2001............   0.95% to 1.90%   1,232,877     7.17 to 12.32     11,026,142        0.98%     -12.52% to -11.30%
           2000............   0.95% to 1.85%   1,025,479     8.09 to 13.92      9,748,397        0.88%       7.96% to  10.35% (a)
           1999............   0.95% to 1.70%     823,965     7.34 to 12.65      6,781,017        0.74%      -0.13% to  19.85% (a)
           1998............   0.95% to 1.10%     333,288     6.13 to  9.92      2,047,556        0.22%     -31.69% to  -0.81% (b)

     Van Kampen LIT - Comstock Portfolio - Class II
           2002............   1.50% to 2.60%     573,556     7.99 to  8.05      4,601,870        0.00%     -20.15% to -19.55% (a)(b)

     Van Kampen LIT - Emerging Growth Portfolio-Class II
           2002............   1.50% to 2.60%     124,303     7.21 to  7.26        900,847        0.00%     -27.90% to -27.36% (a)(b)

     Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
           2002............   0.95% to 2.25%   2,957,540    12.27 to 18.89     45,084,271        9.57%       6.64% to   8.18%
           2001............   0.95% to 2.20%   1,489,717    11.36 to 17.49     20,064,521        9.54%       7.59% to   9.05%
           2000............   0.95% to 1.80%   1,404,273    10.42 to 16.06     17,291,284       14.68%       9.39% to  10.33%
           1999............   0.95% to 1.65%     665,923     9.46 to 14.58      6,712,494       15.87%      27.24% to  28.15%
           1998............   0.95% to 1.25%     439,303     7.39 to 11.40      3,251,340       22.48%     -29.13% to  14.00% (b)

     Van Kampen UIF - Mid Cap Growth Portfolio
           2002............   0.95% to 2.20%   2,485,863     3.98 to  5.95     11,023,512        0.00%     -32.82% to -31.81%
           2001............   0.95% to 2.20%   2,212,771     5.92 to  8.78     15,015,187        0.00%     -31.07% to -29.99%
           2000............   0.95% to 1.80%     829,289     8.59 to 12.63      7,776,467        0.00%     -14.31% to -13.66% (a)(b)

     Van Kampen UIF - U.S. Real Estate Portfolio - Class A
           2002............   0.95% to 2.60%  12,444,223    11.69 to 13.80    156,001,009        3.80%      -3.58% to  -1.73%
           2001............   0.95% to 2.25%   7,976,411    11.90 to 14.08    101,307,071        4.43%       6.99% to   8.79%
           2000............   0.95% to 1.85%   5,684,629    10.95 to 12.97     65,598,414       30.00%       3.80% to  23.30% (a)(b)
           1999............   0.95% to 1.75%   2,410,127     8.64 to 10.25     21,151,808        6.01%      -9.90% to  -4.29% (a)
           1998............   0.95% to 1.20%   1,990,026     9.04 to 10.74     18,011,189        0.11%     -12.55% to   7.41% (b)

     Victory VIF - Diversified Stock Fund Class A Shares
           2002............   0.95% to 1.70%   1,999,385     7.12 to  7.47     14,643,829        0.57%     -25.15% to -24.17%
           2001............   0.95% to 1.85%   1,904,812     9.47 to  9.85     18,485,547        0.45%      -2.00% to  -0.64%
           2000............   0.95% to 1.70%   1,212,730     9.69 to  9.91     11,900,334        0.88%      -2.76% to  -0.86% (b)
           1999............   1.20% to 1.65%     300,753    10.04 to 10.06      3,025,490        0.69%       0.37% to   0.60% (a)(b)

                                 Contract                                                     Investment
                                 Expense                        Unit            Contract        Income           Total
                                  Rate*          Units       Fair Value      Owners' Equity     Ratio**        Return***
                              -------------   -----------   --------------   --------------   ----------   -----------------
        Initial Funding by Depositor
           2002 ...........       0.00%          100,000          7.68            768,437        0.57%          -23.00%
           2001 ...........       0.00%          100,000         10.04          1,003,746        0.45%            0.32%
           2000 ...........       0.00%          100,000         10.01          1,000,543        0.88%           -1.14%
           1999 ...........       0.00%          100,000         10.12          1,012,089        0.69%            1.21%

     Victory VIF - Investment Quality Bond Fund Class A   Shares
           2002 ...........   1.20% to 1.65%      76,741    12.17 to 12.36        948,193        3.93%       7.40% to   7.89%
           2001 ...........   1.20% to 1.65%      99,584    11.33 to 11.46      1,140,757        4.71%       4.72% to   5.20%
           2000 ...........   1.20% to 1.65%     105,233    10.82 to 10.89      1,146,117        6.15%       9.20% to   9.70%
           1999 ...........   1.20% to 1.65%      73,535     9.91 to  9.93        730,246        3.59%      -0.91% to  -0.69%(a)(b)
        Initial Funding by Depositor
           2002 ...........       0.00%          100,000         12.94          1,293,627        3.98%            9.00%
           2001 ...........       0.00%          100,000         11.85          1,184,653        4.71%            6.49%
           2000 ...........       0.00%          100,000         11.12          1,112,472        6.15%           11.02%
           1999 ...........       0.00%          100,000         10.02          1,002,086        3.59%           -0.21%

     Victory VIF - Small Company Opportunity Fund Class A Shares
           2002 ...........   0.95% to 1.65%     146,933     9.79 to 10.27      1,487,367        0.26%      -7.10% to  -6.05%
           2001 ...........   0.95% to 1.70%     141,148    10.45 to 10.96      1,534,718        0.26%      -8.22% to  -7.11%
           2000 ...........   0.95% to 1.70%      95,770    11.28 to 11.83      1,128,678        0.55%      11.96% to  19.53%
           1999 ...........   1.20% to 1.65%      37,943     9.87 to  9.90        375,489        0.95%      -1.26% to  -1.03%(a)(b)
        Initial Funding by Depositor
           2002 ...........       0.00%          100,000         10.71          1,071,462        0.26%           -5.00%
           2001 ...........       0.00%          100,000         11.30          1,129,641        0.26%           -6.21%
           2000 ...........       0.00%          100,000         12.04          1,204,437        0.55%           20.97%
           1999 ...........       0.00%          100,000          9.96            995,651        0.95%           -0.43%

     W & R Target Funds - Asset Strategy Portfolio
           2002 ...........   0.95% to 2.25%   8,461,395     9.00 to  9.47     79,519,856        2.02%       0.75% to   2.30%
           2001 ...........   0.95% to 2.10%   4,760,507     8.93 to  9.26     43,898,837        4.60%     -12.00% to -10.33%(b)
           2000 ...........   0.95% to 1.40%       1,854    10.38 to 10.38         19,241        0.00%       3.75% to   3.79%(a)(b)

     W & R Target Funds - Balanced Portfolio
           2002 ...........   0.95% to 2.25%   6,794,609     8.29 to  8.65     58,373,099        2.08%     -10.59% to  -9.28%
           2001 ...........   0.95% to 2.10%   4,847,216     9.28 to  9.54     46,069,854        4.84%      -8.17% to  -6.84%
           2000 ...........       0.95%              476             10.24          4,873        0.00%            2.37%      (a)(b)

     W & R Target Funds - Bond Portfolio
           2002 ...........   0.95% to 2.25%   8,643,298    11.06 to 11.75    100,850,579        5.30%        6.34% to  7.94%
           2001 ...........   0.95% to 2.10%   5,069,211    10.40 to 10.89     54,987,972        9.19%        3.96% to  6.45%(a)
           2000 ...........       0.95%            1,184         10.23             12,107        0.00%            2.25%      (a)(b)

     W & R Target Funds - Core Equity Portfolio
           2002 ...........   0.95% to 2.25%  28,039,884     6.48 to  6.69    185,915,974        0.59%     -23.62% to -22.38%
           2001 ...........   0.95% to 2.10%  21,221,006     8.48 to  8.61    182,011,050        0.45%     -16.96% to -14.59%(b)
           2000 ...........   0.95% to 1.40%       1,978    10.21 to 10.22         20,210        0.00%       2.14% to   2.18%(a)(b)

     W & R Target Funds - Growth Portfolio
           2002 ...........   0.95% to 2.25%  27,861,661     6.49 to  6.71    185,008,498        0.01%     -23.28% to -22.05%
           2001 ...........   0.95% to 2.10%  20,170,887     8.45 to  8.71    172,511,745        1.74%     -16.41% to -12.95%(b)
           2000 ...........   0.95% to 1.40%       1,408    10.12 to 10.12         14,250        0.00%       1.17% to   1.21%(a)(b)

     W & R Target Funds - High Income Portfolio
           2002 ...........   0.95% to 2.25%   4,689,184    10.21 to 10.57     49,233,726        9.88%      -4.28% to  -2.95%
           2001 ...........   0.95% to 2.10%   2,785,585    10.68 to 10.90     30,247,046       18.27%       6.74% to   8.14%

     W & R Target Funds - International Portfolio
           2002 ...........   0.95% to 2.25%   5,665,413     6.10 to  6.34     35,568,274        0.51%     -20.07% to -18.93%
           2001 ...........   0.95% to 1.95%   3,898,537     7.70 to  7.82     30,328,901        8.48%     -24.04% to -22.98%
           2000 ...........       0.95%              258         10.15              2,618        0.00%            1.47%      (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                 Contract                                                     Investment
                                 Expense                        Unit           Contract          Income          Total
                                  Rate*          Units       Fair Value     Owners' Equity      Ratio**        Return***
                              -------------   ----------   --------------   ---------------   ----------   -----------------
     W & R Target Funds - Limited-Term Bond Portfolio
           2002............   0.95% to 2.25%   1,955,961   10.95 to 11.46        22,241,784      3.73%       3.03% to   4.43%
           2001............   0.95% to 1.85%     484,968   10.82 to 10.97         5,299,679      7.25%       6.78% to   8.17%

     W & R Target Funds - Money Market Portfolio
           2002............   0.95% to 2.10%   3,366,596   10.03 to 10.32        34,463,317      1.10%      -1.18% to   0.18%
           2001............   0.95% to 1.85%   3,142,411   10.16 to 10.30        32,231,631      2.99%       1.27% to   2.60%

     W & R Target Funds - Science & Technology Portfolio
           2002............   0.95% to 2.25%   8,398,696    6.18 to  6.77        53,064,578      0.00%     -25.91% to -24.71%
           2001............   0.95% to 2.10%   5,720,321    8.33 to  9.09        48,199,948      1.00%     -14.06% to  -9.07% (a)(b)
           2000............   0.95% to 1.40%         607    9.70 to  9.70             5,888      0.00%      -3.03% to  -3.00% (b)

     W & R Target Funds - Small Cap Portfolio
           2002............   0.95% to 2.25%  11,801,501    7.36 to  7.70        88,746,066      0.00%     -23.76% to -22.53%
           2001............   0.95% to 2.10%   7,778,767    9.64 to 10.04        75,839,555      0.00%      -4.27% to   0.42% (b)
           2000............       0.95%              265       10.08                  2,671      0.00%            0.79%       (a)(b)

     W & R Target Funds - Value Portfolio
           2002............   0.95% to 2.25%   6,694,479    8.56 to  8.77        58,308,075      0.96%     -14.77% to -13.53%
           2001............   0.95% to 2.10%   3,616,179   10.04 to 10.14        36,567,886      0.77%       0.42% to   1.38% (a)(b)
                                                                            ---------------

     2002 Reserves for annuity contracts in payout phase: ...............         23,780,019
                                                                             ---------------
     2002 Contract owners' equity .......................................    $11,867,051,526
                                                                             ===============

     2001 Reserves for annuity contracts in payout phase: ...............         16,381,840
                                                                             ---------------
     2001 Contract owners' equity .......................................    $12,948,274,792
                                                                             ===============

     2000 Reserves for annuity contracts in payout phase: ...............          6,547,280
                                                                             ---------------
     2000 Contract owners' equity .......................................    $10,938,492,289
                                                                             ===============

     1999 Reserves for annuity contracts in payout phase: ...............             17,086
                                                                             ---------------
     1999 Contract owners' equity .......................................    $ 6,530,166,060
                                                                             ===============

     1998 Contract owners' equity .......................................    $ 2,588,796,935
                                                                             ===============

* This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units. As described in note 2, contract owners may select the EV option. The actual maximum contract expense rate may be up to 0.45% higher than the maximum percentage disclosed due to the EV option.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option and year indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented. See note 4 for total return by underlying mutual fund and product options for the current period.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

================================================================================


                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (collectively the "Company") as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



KPMG LLP


Columbus, Ohio
January 30, 2003

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                                   December 31,
                                                                                        ------------------------------------
                                                                                              2002               2001
============================================================================================================================

ASSETS:
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities (cost $23,134.3 in 2002; $17,961.6 in 2001)                  $ 24,169.0          $ 18,370.8
    Equity securities (cost $85.1 in 2002; $83.0 in 2001)                                        84.3                94.0
  Mortgage loans on real estate, net                                                          7,923.2             7,113.1
  Real estate, net                                                                              116.6               172.0
  Policy loans                                                                                  629.2               591.1
  Other long-term investments                                                                   137.5               125.0
  Short-term investments, including amounts managed by a related party                        1,210.3             1,011.3
----------------------------------------------------------------------------------------------------------------------------
                                                                                             34,270.1            27,477.3
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                              0.9                22.6
Accrued investment income                                                                       328.7               306.7
Deferred policy acquisition costs                                                             2,971.1             3,189.0
Other assets                                                                                  1,243.6               646.0
Assets held in separate accounts                                                             47,208.2            59,513.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 86,022.6          $ 91,154.6
============================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY:
Future policy benefits and claims                                                          $ 31,679.8          $ 25,216.0
Short-term debt                                                                                   -                 100.0
Long-term debt, payable to Nationwide Financial Services, Inc.                                  600.0               300.0
Other liabilities                                                                             2,985.8             2,307.9
Liabilities related to separate accounts                                                     47,208.2            59,513.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                             82,473.8            87,436.9
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 11, 16 and 17)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 shares;
    3.8 shares issued and outstanding                                                             3.8                 3.8
  Additional paid-in capital                                                                    171.1               646.1
  Retained earnings                                                                           2,979.6             2,863.1
  Accumulated other comprehensive income                                                        394.3               204.7
----------------------------------------------------------------------------------------------------------------------------
                                                                                              3,548.8             3,717.7
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 86,022.6          $ 91,154.6
============================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)

                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2002            2001           2000
===========================================================================================================================
REVENUES:
  Policy charges                                                              $    973.8       $ 1,017.3      $ 1,091.4
  Life insurance premiums                                                          259.9             251.1          240.0
  Net investment income                                                          1,838.5         1,724.7        1,653.9
  Net realized (losses) gains on investments, hedging instruments and hedged items:
      Unrelated parties                                                           (107.6)          (62.7)         (19.4)
      Related parties                                                               23.2            44.4            -
  Other                                                                              8.8             8.2           11.1
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,996.6         2,983.0        2,977.0
---------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
  Interest credited to policyholder account values                               1,241.2         1,238.7        1,182.4
  Other benefits and claims                                                        326.0           280.3          241.6
  Policyholder dividends on participating policies                                  45.2            41.7           44.5
  Amortization of deferred policy acquisition costs                                670.1           347.9          352.1
  Interest expense on debt, primarily with a related party                          36.0             6.2            1.3
  Other operating expenses                                                         508.6           439.3          472.0
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,827.1         2,354.1        2,293.9
---------------------------------------------------------------------------------------------------------------------------

    Income from continuing operations before federal income taxes and
    cumulative effect of adoption of accounting principles                         169.5           628.9          683.1
Federal income tax expense                                                           8.7           161.2          207.3
---------------------------------------------------------------------------------------------------------------------------
    Income from continuing operations before cumulative effect of adoption of
    accounting principles                                                          160.8           467.7          475.8
Income (loss) from discontinued operations, net of tax                               0.7             1.2           (0.5)
Cumulative effect of adoption of accounting principles, net of tax                   -              (7.1)           -
---------------------------------------------------------------------------------------------------------------------------
    Net income                                                                $    161.5      $    461.8     $    475.3
===========================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2002, 2001 and 2000
                                  (in millions)

                                                                                          Accumulated
                                                           Additional                        other            Total
                                                Common       paid-in       Retained      comprehensive    shareholder's
                                                 stock       capital       earnings      income (loss)        equity
=========================================================================================================================

Balance as of December 31, 1999                  $ 3.8       $ 766.1      $ 2,011.0         $ (15.9)        $ 2,765.0

Comprehensive income:
    Net income                                     -             -            475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                         -             -              -             132.6             132.6
                                                                                                          ---------------
  Total comprehensive income                                                                                    607.9
Return of capital to shareholder                   -          (120.0)           -               -              (120.0)
Dividends to shareholder                           -             -               (50.0)         -               (50.0)
                                                                                                          ---------------
-----------------------------------------------------------------------------------------------------------
Balance as of December 31, 2000                  $ 3.8       $ 646.1      $ 2,436.3         $ 116.7         $ 3,202.9
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            461.8             -               461.8
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                         -             -              -              98.2              98.2
    Cumulative effect of adoption of
      accounting principles, net of tax            -             -              -              (1.4)             (1.4)
    Accumulated net losses on cash flow
      hedges, net of tax                           -             -              -              (8.8)             (8.8)
                                                                                                          ---------------
  Total comprehensive income                                                                                    549.8
                                                                                                          ---------------
Dividends to shareholder                           -             -               (35.0)         -               (35.0)
-------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                  $ 3.8      $  646.1      $ 2,863.1        $  204.7         $ 3,717.7
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            161.5             -               161.5
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                         -             -              -             178.6             178.6
    Accumulated net gains on cash flow
      hedges, net of tax                           -             -              -              11.0              11.0
                                                                                                          ---------------
  Total comprehensive income                                                                                    351.1
                                                                                                          ---------------
Returns of capital to shareholder                  -          (475.0)           -               -              (475.0)
Dividends to shareholder                           -             -               (45.0)         -               (45.0)
-------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                  $ 3.8      $  171.1      $ 2,979.6        $  394.3         $ 3,548.8
=========================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows
                                  (in millions)

                                                                                                Years ended December 31,
                                                                                     ----------------------------------------------
                                                                                          2002            2001           2000
===================================================================================================================================
Cash flows from operating activities:
  Net income                                                                          $    161.5     $      461.8   $      475.3
  Adjustments to reconcile net income to net cash provided by operating activities:
      (Income) loss from discontinued operations                                            (0.7)           (1.2)           0.5
      Interest credited to policyholder account values                                   1,241.2         1,238.7        1,182.4
      Capitalization of deferred policy acquisition costs                                 (648.2)         (743.0)        (778.9)
      Amortization of deferred policy acquisition costs                                    670.1           347.9          352.1
      Amortization and depreciation                                                         (0.7)          (31.5)         (12.7)
      Realized losses (gains) on investments, hedging instruments and hedged items:
          Unrelated parties                                                                107.6            62.7           19.4
          Related parties                                                                  (23.2)          (44.4)           -
     Cumulative effect of adoption of accounting principles                                  -              10.9            -
      Increase in accrued investment income                                                (22.0)          (55.3)         (12.8)
     (Increase) decrease in other assets                                                  (606.1)         (271.8)         (95.7)
      Increase (decrease) in policy liabilities                                             36.2            33.0           (0.3)
      Increase in other liabilities                                                        426.9           302.8          234.2
      Other, net                                                                            33.0             8.3           22.3
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by continuing operations                                       1,375.6         1,318.9        1,385.8
        Net cash provided by (used in) discontinued operations                               0.7             1.7           (1.7)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                                        1,376.3         1,320.6        1,384.1
-----------------------------------------------------------------------------------------------------------------------------------
Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                3,887.7         3,933.9        2,988.7
  Proceeds from sale of securities available-for-sale                                    1,534.9           497.2          582.1
  Proceeds from repayments of mortgage loans on real estate                              1,009.0         1,204.4          911.7
  Proceeds from sale of real estate                                                         56.8            29.1           18.7
  Proceeds from sale of limited partnership to related party                                54.5           158.9            -
  Proceeds from repayments of policy loans and sale of other invested assets                58.3            68.9           79.3
  Cost of securities available-for-sale acquired                                        (9,874.5)       (7,123.6)      (3,475.5)
  Cost of mortgage loans on real estate acquired                                        (1,810.2)       (2,123.1)      (1,318.0)
  Cost of real estate acquired                                                              (2.0)           (0.4)          (7.1)
  Short-term investments, net                                                             (193.1)         (568.7)         (26.5)
  Disposal of subsidiary, net of cash                                                      (20.0)            -              -
  Collateral received - securities lending, net                                            158.9           791.6            -
  Other, net                                                                              (303.8)         (192.2)        (182.3)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash used in continuing operations                                          (5,443.5)       (3,324.0)        (428.9)
        Net cash provided by discontinued operations                                         -               0.6           19.8
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash used in investing activities                                           (5,443.5)       (3,323.4)        (409.1)
-----------------------------------------------------------------------------------------------------------------------------------
Cash flows from financing activities:
  Net change in short-term debt                                                           (100.0)          (18.7)         118.7
  Net proceeds from issuance of long-term debt to Nationwide Financial Services, Inc.      300.0           300.0            -
  Capital returned to shareholder                                                         (475.0)            -           (120.0)
  Cash dividends paid to shareholder                                                       (35.0)          (35.0)        (100.0)
  Increase in investment and universal life insurance product account values             6,278.9         5,976.7        4,517.0
  Decrease in investment and universal life insurance product account values            (1,923.4)       (4,216.0)      (5,377.1)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by (used in) financing activities                              4,045.5         2,007.0         (961.4)
-----------------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash                                                            (21.7)            4.2           13.6
Cash, beginning of year                                                                     22.6            18.4            4.8
-----------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                       $    0.9     $        22.6  $        18.4
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

(1)       Organization and Description of Business

          Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly owned subsidiary of Nationwide Financial Services, Inc.
          (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC sells its products through a diverse network of distribution channels, including independent broker/dealers, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions, Nationwide Provident agents and Nationwide agents.

          Wholly owned  subsidiaries of NLIC include Nationwide Life and Annuity
          Insurance   Company   (NLAIC)  and  Nationwide   Investment   Services
          Corporation.

(2)       Summary of Significant Accounting Policies

          The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S.
          (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The State of Ohio has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 13.

          In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

          The most significant estimates include those used in determining deferred policy acquisition costs (DAC) for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

          (a)  Consolidation Policy

               The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling interest. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

     (b)  Valuation of Investments, Investment Income and Related Gains and
          Losses

          The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a lower discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at lower market interest rates.

          Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer, and current economic conditions. Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

          Mortgage  loans on real  estate are  carried  at the unpaid  principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

          The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

          Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Derivative Instruments

          Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

          The Company enters into interest rate swaps, cross-currency swaps or Eurodollar Futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items. The adjustment of the carrying amount of hedged assets using Eurodollar Futures and firm commitments using Treasury Futures are accounted for in the same manner as other components of the carrying amount of that asset. The adjustment of the carrying amount is amortized to investment income over the life of the asset.

          The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are classified as cash flow hedges and are carried at fair value, with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on cash flow derivative instruments are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

          Amounts receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are recorded in AOCI to the extent the hedging relationship is effective.

          From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. These include basis swaps (receive one variable rate, pay another variable rate) to hedge variable rate assets or foreign-denominated liabilities. These instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the
          derivative  expires,  or  is  sold,   terminated  or  exercised,   the
          derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

          When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the Company continues to carry the derivative on the consolidated balance sheet at its fair value and no longer adjusts the hedged item for changes in fair value. The adjustment of the carrying amount of the hedged item is accounted for in the same manner as other components of the carrying amount of that item. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the consolidated balance sheet and recognizes any gain or loss in net realized gains and losses on investments, hedging instruments and hedged items. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the Company continues to carry the derivative on the consolidated balance sheet at fair value and gains and losses that were accumulated in AOCI are recognized immediately in realized gains and losses on investments, hedging instruments and hedged items. In all other situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the consolidated balance sheet, and recognizes any changes in fair value in net realized gains and losses on investments, hedging instruments and hedged items.

          Prior to the January 1, 2001 adoption of SFAS 133, defined in note 2(k), provided they met specific criteria, interest rate and foreign currency swaps and futures were considered hedges and accounted for under the accrual and deferral method, respectively. Amounts receivable or payable under interest rate and foreign currency swaps were recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item. Changes in the fair value of interest rate swaps were not recognized on the consolidated balance sheets, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values were reported in AOCI. Gains and losses on foreign currency swaps were recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

     (d)  Revenues and Benefits

          Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



          Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     (e)  Deferred Policy Acquisition Costs

          The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

          For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

          The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be below zero percent or in excess of 15 percent during the three-year reversion period.

          Changes in assumptions can have a significant impact on the calculation of DAC on investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

          Due to the magnitude of the DAC asset related to the individual variable annuity business, the sensitivity of the calculation to minor changes in the underlying assumptions and the related volatility that could result in the reported DAC balance without meaningful improvement in its reasonableness, the Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. Should the recorded balance of individual variable annuity DAC fall outside of these parameters for a prescribed period of time, or should the recorded balance fall outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and the DAC is recalculated using revised best estimate assumptions. Otherwise, DAC on individual variable annuity business is not unlocked to reflect updated assumptions. In the event DAC assumptions are unlocked and revised, the Company will continue to use the reversion to the mean process.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          For other investment products and universal life insurance products, DAC is unlocked each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently as a charge or credit to DAC amortization expense.

          For traditional life insurance products, DAC is predominantly being amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

     (f)  Separate Accounts

          Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value. The investment income and gains or losses of these accounts accrue directly to the contractholders. For certain contracts offered through separate accounts, the Company guarantees the contractholder a minimum return. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     (g)  Future Policy Benefits

          The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

          The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

          The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2002, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and therefore resulted in the use of a lower discount rate, as discussed in note 2(b).

     (h)  Participating Business

          Participating business represented approximately 15% in 2002 (17% in 2001 and 21% in 2000) of the Company's life insurance in-force, 59% of the number of life insurance policies in-force in 2002 (63% in 2001 and 66% in 2000), and 9% of life insurance statutory premiums in 2002 (9% in 2001 and 8% in 2000). The provision for policyholder dividends was based on then current dividend scales and has been included in Future policy benefits and claims in the accompanying consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (i)  Federal Income Tax

          Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

          As a result of NFS' acquisition of Nationwide Life Insurance Company of America (NLICA) and subsidiaries on October 1, 2002, under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; the direct non-life insurance companies under NLIC will file separate federal income tax returns; NLICA and its direct life insurance company subsidiaries will file a consolidated federal income tax return; and the direct non-life insurance companies under NLICA will file a consolidated federal income tax return, until 2008, when NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries.

          The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements.

          The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (j)  Reinsurance Ceded

          Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

     (k)  Recently Issued Accounting Pronouncements

          In January 2003, the Financial Accounting Standards Board (FASB) issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIE) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies immediately to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. It applies in the interim period beginning after June 15, 2003 to VIEs for which an enterprise holds a variable interest that it acquired prior to February 1, 2003 with earlier adoption permitted. FIN 46 may be applied on a prospective basis with a cumulative-effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative-effect adjustment as of the beginning of the first year restated. The Company is evaluating the potential impact of adopting FIN 46 on the results of operations and financial position and currently expects to adopt FIN 46 on July 1, 2003. See note 19 for transitional disclosures pertaining to VIE relationships in which the Company has a significant variable interest.

          In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees - an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of the transitional components of FIN 45 by the Company on December 15, 2002 resulted in the inclusion of transition disclosures in note 17. The adoption of the remaining components of FIN 45 on January 1, 2003 is not expected to have a material impact on the financial position or results of operations of the Company.

          In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 is not expected to have any impact on the financial position or results of operations of the Company.

          In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

          In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002, at which time, the Company had no unamortized goodwill and therefore, the adoption of SFAS 142 did not have any impact on the results of operations or financial position of the Company.

          In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 (SFAS 137), and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities (SFAS 138), was adopted by the Company effective January 1, 2001. All references hereafter to SFAS 133 include the amendments outlined in SFAS 137 and SFAS 138. Upon adoption, the provisions of SFAS 133 were applied prospectively.

          SFAS 133, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

          The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI as of January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million.

          The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

     (l)  Discontinued Operations

          As described more fully in note 14, NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc. (NSI), a wholly owned broker/dealer subsidiary engaged in the asset management business. The accompanying consolidated financial statements and related notes reflect this business as discontinued operations.

     (m)  Reclassification

          Certain items in the 2001 and 2000 consolidated financial statements and related footnotes have been reclassified to conform to the 2002 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (3)  Investments

          The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2002 and 2001 were:

                                                                                   Gross         Gross
                                                                  Amortized      unrealized    unrealized     Estimated
         (in millions)                                               cost          gains         losses       fair value
         ==================================================================================================================

         December 31, 2002:
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies             $                 $   64.4        $  0.3    $
                                                                        774.3                                       838.4
             Obligations of states and political subdivisions            20.8          1.1           -               21.9
             Debt securities issued by foreign governments               39.3          2.7           -               42.0
             Corporate securities                                    14,143.5        934.5         116.6         14,961.4
             Mortgage-backed   securities   -  U.S.   Government      3,808.9        157.3         154.8          3,811.4
              backed
             Asset-backed securities                                  4,347.5        146.5           0.1          4,493.9
         ------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                     23,134.3      1,306.5         271.8         24,169.0
           Equity securities                                             85.1          7.1           7.9             84.3
         ------------------------------------------------------------------------------------------------------------------
                 Total                                             $ 23,219.4    $ 1,313.6       $ 279.7       $ 24,253.3
         ==================================================================================================================

         December 31, 2001:
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies             $                 $   23.1     $     0.5    $
                                                                        263.2                                       285.8
             Obligations of states and political subdivisions             7.6          0.3           -                7.9
             Debt securities issued by foreign governments               41.8          2.6           -               44.4
             Corporate securities                                    11,769.8        470.6         176.5         12,063.9
             Mortgage-backed securities - U.S. Government backed      2,012.3         67.8           3.7          2,076.4
             Asset-backed securities                                  3,866.9         76.7          51.2          3,892.4
         ------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                     17,961.6        641.1         231.9         18,370.8
           Equity securities                                             83.0         11.0           -               94.0
         ------------------------------------------------------------------------------------------------------------------
                 Total                                             $ 18,044.6      $ 652.1       $ 231.9       $ 18,464.8
         ==================================================================================================================


          As of December 31, 2002, the Company had unrealized losses on fixed maturity securities available-for-sale of $271.8 million, including $7.3 million related to securities that had a fair value that was less than 80% of amortized cost as of December 31, 2002 and 2001. As part of the Company's normal assessment of other-than-temporary impairments of investments, as described in note 2(b), each of these securities were evaluated and no further impairments were deemed necessary as of December 31, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2002, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                              Amortized       Estimated
         (in millions)                                                                          cost          fair value
         ==================================================================================================================
         Fixed maturity securities available for sale:
            Due in one year or less                                                          $    1,100.2     $       965.0
            Due after one year through five years                                                 6,769.6           7,155.4
            Due after five years through ten years                                                5,107.7           5,553.1
            Due after ten years                                                                   2,000.4           2,190.2
         ------------------------------------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------------------------------------
                 Subtotal                                                                        14,977.9          15,863.7
             Mortgage-backed securities - U.S. Government backed                                  3,808.9           3,811.4
             Asset-backed securities                                                              4,347.5           4,493.9
         ------------------------------------------------------------------------------------------------------------------
                 Total                                                                        $  23,134.3       $  24,169.0
         ==================================================================================================================

          The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

         (in millions)                                                                           2002            2001
         ==================================================================================================================
         Unrealized gains, before adjustments and taxes                                         $ 1,033.9         $ 420.2
         Adjustment to deferred policy acquisition costs                                           (300.6)          (94.9)
         Adjustment to future policy benefits and claims                                           (133.2)         -
         Deferred federal income tax                                                               (210.0)         (113.9)
         ------------------------------------------------------------------------------------------------------------------
                  Net unrealized gains                                                          $   390.1         $ 211.4
         ==================================================================================================================

          An analysis of the change in gross unrealized gains on securities available-for-sale for the years ended December 31:

         (in millions)                                                          2002              2001            2000
         ==================================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                            $ 625.5           $ 212.0         $ 280.5
           Equity securities                                                      (11.8)              5.5            (2.5)
         ------------------------------------------------------------------------------------------------------------------
                  Net change                                                    $ 613.7           $ 217.5         $ 278.0
         ==================================================================================================================

          Proceeds from the sale of securities available-for-sale during 2002, 2001 and 2000 were $1.53 billion, $497.8 million and $602.0 million, respectively. During 2002, gross gains of $42.0 million ($31.3 million and $12.4 million in 2001 and 2000, respectively) and gross losses of $16.6 million ($10.1 million and $15.4 million in 2001 and 2000, respectively) were realized on those sales.

          The Company had $28.0 million and $25.2 million of real estate investments as of December 31, 2002 and 2001, respectively, that were non-income producing the preceding twelve months.

          Real estate is presented at cost less accumulated depreciation of $18.6 million as of December 31, 2002 ($22.0 million as of December 31, 2001). The carrying value of real estate held for disposal totaled $46.0 million and $33.4 million as of December 31, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The recorded investment of mortgage loans on real estate considered to be impaired was $27.4 million as of December 31, 2002 ($29.9 million as of December 31, 2001), which includes $10.9 million ($5.3 million as of December 31, 2001) of impaired mortgage loans on real estate for which the related valuation allowance was $2.5 million ($1.0 million as of December 31, 2001) and $16.5 million ($24.6 million as of December 31, 2001) of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2002, the average recorded investment in impaired mortgage loans on real estate was $5.5 million ($7.9 million in 2001) and interest income recognized on those loans totaled $0.1 million in 2002 ($0.4 million in 2001) which is equal to interest income recognized using a cash-basis method of income recognition.

          Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was as follows:

         (in millions)                                                           2002             2001            2000
         ===================================================================================================================
         Allowance, beginning of year                                           $ 42.9           $ 45.3          $ 44.4
           Additions (reductions) charged (credited) to operations                 1.5             (1.2)            4.1
           Direct write-downs charged against the allowance                       (1.0)            (1.2)           (3.2)
           Allowance on acquired mortgage loans                                    -                -               -
         -------------------------------------------------------------------------------------------------------------------
              Allowance, end of year                                            $ 43.4           $ 42.9          $ 45.3
         ===================================================================================================================

          An analysis of investment income (loss) from continuing operations by investment type follows for the years ended December 31:

         (in millions)                                                             2002            2001           2000
         ===================================================================================================================
           Securities available-for-sale:
             Fixed maturity securities                                          $ 1,332.5        $ 1,181.1      $ 1,095.5
             Equity securities                                                        1.9              1.8            2.6
           Mortgage loans on real estate                                            563.8            527.9          494.5
           Real estate                                                               26.8             33.1           32.2
           Short-term investments                                                    12.6             28.0           26.0
           Derivatives                                                              (79.6)           (19.7)           3.9
           Other                                                                     31.0             20.9           49.3
         -------------------------------------------------------------------------------------------------------------------
               Gross investment income                                            1,889.0          1,773.1        1,704.0
         Less investment expenses                                                    50.5             48.4           50.1
         -------------------------------------------------------------------------------------------------------------------
               Net investment income                                            $ 1,838.5        $ 1,724.7      $ 1,653.9
         ===================================================================================================================

          An analysis of net realized losses on investments, hedging instruments and hedged items from continuing operations, by source follows for the years ended December 31:

          (in millions)                                                                 2002          2001          2000
          ===================================================================================================================
          UNRELATED PARTIES:
              Realized gains on sales, net of hedging losses:
                 Fixed maturity securities, available-for-sale                        $    42.0    $     30.1     $     7.4
                 Hedging losses on fixed maturity sales                                   (41.1)         (1.5)          -
                 Equity securities, available-for-sale                                      -             1.2           5.0
                 Real estate                                                               14.0           3.3           3.5
                 Mortgage loans on real estate                                              3.2          11.2           0.2
                 Mortgage loan hedging losses                                              (1.2)         (8.1)          -
                 Other                                                                      0.1           1.2           1.8
          -------------------------------------------------------------------------------------------------------------------
                     Total realized gains on sales - unrelated parties                     17.0          37.4          17.9
          -------------------------------------------------------------------------------------------------------------------

              Realized losses on sales, net of hedging gains:
                 Fixed maturity securities, available-for-sale                            (15.7)         (9.3)        (15.1)
                 Hedging gains on fixed maturity sales                                     10.7           0.1           -
                 Equity securities, available-for-sale                                     (0.9)         (0.8)         (0.3)
                 Real estate                                                               (3.0)         (1.4)         (0.9)
                 Mortgage loans on real estate                                             (3.3)         (0.6)         (2.6)
                 Mortgage loans hedging gains                                               0.9           -             -
                 Other                                                                     (1.0)         (7.7)         (0.3)
          -------------------------------------------------------------------------------------------------------------------
                     Total realized losses on sales - unrelated parties                   (12.3)        (19.7)        (19.2)
          -------------------------------------------------------------------------------------------------------------------

              Derivatives, excluding hedging gains and losses on sales                      8.0           0.2          (2.7)

              Other-than-temporary impairments:
                 Fixed maturity securities, available-for-sale                           (111.6)        (66.1)        (10.5)
                 Equity securities, available-for-sale                                      -           (13.8)          -
                 Real estate                                                               (2.4)          -            (3.3)
                 Mortgage loans on real estate                                             (6.3)         (0.7)         (1.6)
          -------------------------------------------------------------------------------------------------------------------
                       Total other-than-temporary impairments                            (120.3)        (80.6)        (15.4)
          -------------------------------------------------------------------------------------------------------------------

          Total - unrelated parties                                                      (107.6)        (62.7)        (19.4)

           Related parties - gain on sale of limited partnership                           23.2          44.4           -
          -------------------------------------------------------------------------------------------------------------------
               Net realized losses on investments, hedging instruments and hedged
                 items                                                                $   (84.4)    $   (18.3)     $  (19.4)
          ===================================================================================================================

          Fixed maturity securities with an amortized cost of $7.3 million as of December 31, 2002 and $6.6 million as of December 31, 2001 were on deposit with various regulatory agencies as required by law.

          As of  December  31,  2002 and  2001 the  Company  had  pledged  fixed maturity securities with a fair value of $152.4 million and $112.3 million, respectively, as collateral to various derivative counterparties.

          As of December 31, 2002 and 2001 the Company held collateral of $413.1 million and $18.0 million, respectively, on derivative transactions. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          As of December 31, 2002 and 2001, the Company had loaned securities with a fair value of $950.5 million and $775.5 million, respectively. As of December 31, 2002 and 2001 the Company held collateral of $974.5 million and $791.6 million, respectively. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

     (4)  Deferred Policy Acquisition Costs

          As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

          Therefore, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Annuity - $213.4 million, Institutional Products - $7.8 million and Life Insurance - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, and resetting the assumption for net separate account growth to 8 percent during the three-year reversion period for all investment products and variable life insurance products, as well as increasing the future lapses and costs related to guaranteed minimum death benefits on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

     (5)  Short-term Debt

          NLIC has established a $500 million commercial paper program under which borrowings are unsecured and are issued for terms of 364 days or less. NLIC had no commercial paper outstanding as of December 31, 2002 and $100.0 million outstanding, at an average effective rate of 1.90%, as of December 31, 2001. See also note 15.

          The Company paid interest on short-term debt totaling $0.7 million, $5.3 million and $1.3 million in 2002, 2001 and 2000, respectively, including 0.5 million to NFS in 2002.

     (6)  Long-term Debt, payable to Nationwide Financial Services, Inc.

          In December 2001, NLIC sold NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC sold NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio.

          The Company made interest payments on surplus notes to NFS totaling $30.1 million in 2002, none in 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

     (7)  Derivative Financial Instruments

          QUALITATIVE DISCLOSURE

          Interest Rate Risk Management

          The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

          Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

          Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

          As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

          With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

          Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

          In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments; thereby creating fixed rate assets.

          The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce fluctuations in variable rate income on the investments, thereby creating fixed rate investments.

          Foreign Currency Risk Management

          In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a variable U.S. dollar rate.

          For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor.

          The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month libor.

          Non-Hedging Derivatives

          From time-to-time, the Company enters into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

          The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns, to replicate a higher yielding bond. The credit default swaps do not receive hedge accounting treatment.

          QUANTITATIVE DISCLOSURE

          Fair Value Hedges

          During the years ended December 31, 2002 and 2001, gains of $7.1 million and $2.1 million, respectively, were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

          Cash Flow Hedges

          For the year ended December 31, 2002, the ineffective portion of cash flow hedges was a gain of $1.8 million, and was immaterial in 2001. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

          The Company anticipates reclassifying less than $0.1 million in losses out of AOCI over the next 12-month period.

          As of December 31, 2002, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months. During 2002 and 2001, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable.

          Other Derivative Instruments, Including Embedded Derivatives

          Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2002 and 2001 include a loss of $2.2 million and $1.6 million, respectively, related to other derivative instruments, including embedded derivatives. For the years ended December 31, 2002 and 2001, a gain of $120.4 million and a loss of $27.7 million, respectively, were recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An offsetting loss of $119.6 million and a gain of $26.3 million were recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The notional amount of derivative financial instruments outstanding as of December 31, 2002 and 2001 were as follows:

         (in millions)                                                                                2002         2001
         ===================================================================================================================
          Interest rate swaps:
            Pay fixed/receive variable rate swaps hedging investments                            $   2,206.5  $  1,952.3
            Pay variable/receive fixed rate swaps hedging investments                                  229.7       698.4
            Pay variable/receive variable rate swaps hedging investments                               221.0       197.8
            Other contracts hedging investments                                                        690.8        523.0

         Cross currency interest rate swaps:
             Hedging foreign currency denominated investments                                          111.0        56.1
             Hedging foreign currency denominated liabilities                                        3,963.6     2,500.4
         Interest rate futures contracts                                                             4,250.9     6,019.4
         -------------------------------------------------------------------------------------------------------------------
               Total                                                                             $  11,673.5  $ 11,947.4
         ===================================================================================================================


     (8)  Federal Income Tax

          Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 80% to 63%, and as a result, NFS and its subsidiaries, inlcuding the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. Also, see note 2(i) for a discussion of changes related to the Company's federal income tax consolidation group.

          The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2002 and 2001 were as follows:

         (in millions)                                                                              2002          2001
         ===================================================================================================================
         Deferred tax assets:
           Equity securities                                                                      $    -     $       6.5
           Mortgage loans on real estate and real estate                                               -             7.5
           Future policy benefits                                                                    102.0           8.2
           Liabilities in separate accounts                                                          447.6         482.5
           Derivatives                                                                               118.6          93.0
           Other                                                                                      40.1          81.8
         -------------------------------------------------------------------------------------------------------------------
             Gross deferred tax assets                                                               708.3         679.5
           Less valuation allowance                                                                   (7.0)         (7.0)
         -------------------------------------------------------------------------------------------------------------------
             Net deferred tax assets                                                                 701.3         672.5
         -------------------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                                 402.2         173.0
           Equity securities and other investments                                                    37.4          31.7
           Deferred policy acquisition costs                                                         762.0         861.3
           Derivatives                                                                                78.4          91.5
           Deferred tax on realized investment gains                                                   -            26.1
           Other                                                                                      50.5          68.8
         -------------------------------------------------------------------------------------------------------------------
             Gross deferred tax liabilities                                                        1,330.5       1,252.4
         -------------------------------------------------------------------------------------------------------------------
                Net deferred tax liability                                                       $   629.2     $   579.9
         ===================================================================================================================

          In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for each of the years in the three-year period ended December 31, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The Company's current federal income tax liability was $176.4 million and $186.2 million as of December 31, 2002 and 2001, respectively.

          Federal  income tax expense  attributable  to income  from  continuing
          operations   before   cumulative  effect  of  adoption  of  accounting
          principles for the years ended December 31 was as follows:


         (in millions)                                                             2002            2001           2000
         ===================================================================================================================
         Current                                                                  $  63.7         $   32.2       $   77.6
         Deferred                                                                   (55.0)           129.0          129.7
         -------------------------------------------------------------------------------------------------------------------
            Federal income tax expense                                           $    8.7          $ 161.2        $ 207.3
         ===================================================================================================================

          The customary relationship between federal income tax (benefit) expense and pre-tax (loss) income from continuing operations before cumulative effect of adoption of accounting principles does not exist in 2002. This is a result of the impact of the $347.1 million of accelerated DAC amortization reported in 2002 (see note 4) compared to the level of pre-tax earnings.

          Total federal income tax expense for the years ended December 31, 2002, 2001 and 2000 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and cumulative effect of adoption of accounting principles as follows:


                                                             2002                     2001                    2000
                                                     ----------------------   ----------------------  ----------------------
         (in millions)                                  Amount        %          Amount        %         Amount        %
         ===================================================================================================================
         Computed (expected) tax expense                  $59.3      35.0         $220.1      35.0        $239.1      35.0
         Tax exempt interest and dividends
           received deduction                             (38.9)    (22.9)         (48.8)     (7.7)        (24.7)     (3.6)
         Income tax credits                               (12.7)     (7.5)         (11.5)     (1.8)         (8.0)     (1.2)
         Other, net                                         1.0       0.5            1.4       0.1           0.9       0.1
         -------------------------------------------------------------------------------------------------------------------
             Total (effective rate of each year)         $  8.7       5.1         $161.2      25.6        $207.3      30.3
         ===================================================================================================================

          Total federal income tax paid (refunded) was $71.0 million, $(45.4) million and $74.6 million during the years ended December 31, 2002, 2001 and 2000, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified to be included in the NMIC consolidated federal income tax return, as described in note 2(i).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (9)  Comprehensive Income

          Comprehensive income includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income is comprised of net unrealized gains on securities available-for-sale and accumulated net gains (losses) on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2002, 2001 and 2000 were as follows:

         (in millions)                                                           2002             2001            2000
         ===================================================================================================================
         Unrealized gains on securities available-for-sale arising
            during the period:
            Gross                                                              $  527.5         $  164.0        $  264.5
            Adjustment to deferred policy acquisition costs                      (205.7)           (71.7)          (74.0)
            Adjustment to future policy benefits and claims                      (133.2)             -               -
            Related federal income tax expense                                    (66.0)           (32.3)          (66.7)
         -------------------------------------------------------------------------------------------------------------------
               Net unrealized gains                                               122.6             60.0           123.8
         -------------------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net losses on
            securities available-for-sale realized during the period:
            Gross                                                                  86.2             58.7            13.5
            Related federal income tax benefit                                    (30.2)           (20.5)           (4.7)
         -------------------------------------------------------------------------------------------------------------------
               Net reclassification adjustment                                     56.0             38.2             8.8
         -------------------------------------------------------------------------------------------------------------------

         Other comprehensive income on securities available-for-sale              178.6             98.2           132.6
         -------------------------------------------------------------------------------------------------------------------

         Accumulated net gain (loss) on cash flow hedges:
            Gross                                                                  16.9            (13.5)            -
            Related federal income tax (expense) benefit                           (5.9)             4.7             -
         -------------------------------------------------------------------------------------------------------------------
              Other comprehensive income (loss) on cash flow hedges                11.0             (8.8)            -
         -------------------------------------------------------------------------------------------------------------------

         Accumulated net loss on transition adjustments:
               Transition adjustment - SFAS 133                                     -               (5.6)            -
               Transition adjustment - EITF 99-20                                   -                3.5             -
               Related federal income tax benefit                                   -                0.7             -
         -------------------------------------------------------------------------------------------------------------------
                 Other comprehensive loss on transition adjustments                 -               (1.4)            -
         -------------------------------------------------------------------------------------------------------------------
                Total other comprehensive income                              $   189.6         $   88.0         $ 132.6
         ===================================================================================================================

          Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2002 and 2001 and, therefore, are not reflected in the table above.

     (10) Fair Value of Financial Instruments

          The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

          Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

          The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

          In estimating its fair value disclosures, the Company used the following methods and assumptions:

               Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

               Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent.

               Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

               Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

               Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

               Short-term debt and collateral received - securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximates their fair value.

               Long-term debt, payable to NFS: The fair value for long-term debt is based on estimated market prices.

               Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 11.

               Interest rate and cross currency interest rate swaps: The fair value for interest rate and cross currency interest rate swaps are calculated with pricing models using current rate assumptions.

               Futures contracts: The fair value for futures contracts is based on quoted market prices.

          Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         2002                             2001
                                                            -------------------------------  -------------------------------
                                                               Carrying       Estimated         Carrying       Estimated
         (in millions)                                          amount        fair value         amount        fair value
         ===================================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                      $ 24,169.0      $ 24,169.0       $ 18,370.8      $ 18,370.8
               Equity securities                                    84.3            84.3             94.0            94.0
             Mortgage loans on real estate, net                  7,923.2         8,536.4          7,113.1         7,293.3
             Policy loans                                          629.2           629.2            591.1           591.1
             Short-term investments                              1,210.3         1,210.3          1,011.3         1,011.3
           Cash                                                      0.9             0.9             22.6            22.6
           Assets held in separate accounts                     47,208.2        47,208.2         59,513.0        59,513.0

         Liabilities:
           Investment contracts                                (25,276.3)      (23,634.1)       (19,549.5)      (18,421.0)
           Policy reserves on life insurance contracts          (6,403.5)       (6,479.6)        (5,666.5)       (5,524.4)
           Collateral received - securities lending and
               derivatives                                      (1,363.6)       (1,363.6)          (809.6)         (809.6)
           Short-term debt                                           -               -             (100.0)         (100.0)
           Long-term debt, payable to NFS                         (600.0)         (600.0)          (300.0)         (300.0)
           Liabilities related to separate accounts            (47,208.2)      (45,524.6)       (59,513.0)      (58,387.3)

         Derivative financial instruments:
           Interest rate swaps hedging assets                     (141.2)         (141.2)            (5.6)           (5.6)
           Cross currency interest rate swaps                      325.1           325.1            (66.0)          (66.0)
           Futures contracts                                       (45.7)          (45.7)           (33.0)          (33.0)
         -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (11) Risk Disclosures

          The following is a description of the most significant risks facing the Company and how it mitigates those risks:

          Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

          Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

          Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U. S., thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

          Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

          Commitments  to fund  fixed  rate  mortgage  loans on real  estate are agreements to lend to a borrower and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $252.5 million extending into 2003 were outstanding as of December 31, 2002. The Company also had $77.3 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2002.

          Notional  amounts  of  derivative  financial  instruments,   primarily
          interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2002, the Company's credit risk from these derivative financial instruments was $73.3 million, net of $387.1 million of cash collateral and $25.9 million in securities pledged as collateral.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2002, 76% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed minimum death benefit (GMDB) claims, which may require the Company to accelerate the amortization of DAC.

          The Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the policyholder contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or policyholder contract value on a specified anniversary date. A decline in the stock market causing the policyholder contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the policyholder contract value, which could result in additional GMDB claims. As of December 31, 2002, the net amount at risk, defined as the excess of the death benefit over the account value, was $6.55 billion before reinsurance and $2.96 billion net of reinsurance. As of December 31, 2002, the Company's reserve for GMDB claims was $13.7 million

          Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the
          U. S. As of December 31, 2002, the Company has a diversified portfolio with no more than 22% in any geographic area and no more than 1% with any one borrower. As of December 31, 2002, 33% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

          Significant Business Concentrations: As of December 31, 2002, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or
          geographic   area  in  which  business  is  conducted  that  makes  it
          vulnerable to an event which could cause a severe impact to the Company's financial position.

          Guarantee Risk: In connection with the selling of securitized interests in Low Income Housing Tax Credit Funds (Tax Credit Funds), see note 17, the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated.

          Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $362.3 million as of December 31, 2002. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contract.

          Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

     (12) Pension Plan, Postretirement Benefits Other than Pensions and Retirement Savings Plan

          The Company is a participant, together with other affiliated companies except for Nationwide Provident, in pension plans covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

          Pension costs charged to operations by the Company during the years ended December 31, 2002, 2001 and 2000 were $10.0 million, $5.0 million and $1.9 million, respectively. The Company has recorded a pension liability of $0.5 million as of December 31, 2002 compared to a prepaid pension asset of $9.4 million as of December 31, 2001.

          In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

          The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

          The Company's accrued postretirement benefit expense as of December 31, 2002 and 2001 was $51.9 million and $53.8 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 2002, 2001 and 2000 was $3.5 million, $2.9 million and $3.8 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2002 and 2001 follows:

                                                                         Pension Benefits         Postretirement Benefits
                                                                    --------------------------- ----------------------------
         (in millions)                                                  2002          2001           2002          2001
         ===================================================================================================================
         Change in benefit obligation:
             Benefit obligation at beginning of year                $   2,132.2    $  1,981.7    $     314.0   $
                                                                                                                     276.4
             Service cost                                                 103.3          89.3           13.2          12.6
             Interest cost                                                135.6         129.1           22.5          21.4
             Participant contributions                                      -             -              4.0           3.3
             Plan amendment                                               (11.5)         27.7         (117.7)          0.2
             Actuarial (gain) loss                                        (13.1)         (5.8)          54.0          20.2
             Benefits paid                                                (97.6)        (89.8)         (20.3)        (20.1)
             Impact of settlement/curtailment                             (12.7)          -              -             -
         -------------------------------------------------------------------------------------------------------------------
                Benefit obligation at end of year                       2,236.2       2,132.2          269.7         314.0
         ===================================================================================================================

         Change in plan assets:
             Fair value of plan assets at beginning of year             2,200.7       2,337.1          119.7         119.4
             Actual return on plan assets                                (142.4)        (46.6)         (12.7)         (0.2)
             Employer contribution                                          4.3           -             16.2          17.3
             Participant contributions                                      -             -              4.0           3.3
             Benefits paid                                                (97.6)        (89.8)         (20.3)        (20.1)
         -------------------------------------------------------------------------------------------------------------------
                Fair value of plan assets at end of year                1,965.0       2,200.7          106.9         119.7
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                   (271.2)         68.5         (162.8)       (194.3)
         Unrecognized prior service cost                                   33.6          49.5         (116.9)          0.2
         Unrecognized net losses (gains)                                  225.9         (79.3)          71.9          (4.0)
         Unrecognized net (asset) obligation at transition                 (3.8)         (5.1)           0.1           0.8
         -------------------------------------------------------------------------------------------------------------------
                Prepaid (accrued) benefit cost, net                 $     (15.5)      $  33.6       $ (207.7)    $  (197.3)

         ===================================================================================================================

          Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase 3% per year. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

          Effective January 1, 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) raised IRS limits for benefits and salaries considered in qualified pension plans. The projected benefit obligation decreased by $11.5 million from December 31, 2001 due to the anticipation of the EGTRRA sunset provisions not recognized in the December 31, 2001 calculations.

          Pension costs in 2002 and December 31, 2002 pension liabilities include curtailment charges and gains calculated for the disposal of a segment of participants. Settlement credits of $10.0 million were directly assigned to NMIC and no costs were assigned to the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                   ---------------------------   ---------------------------
                                                                       2002          2001            2002          2001
         ===================================================================================================================
         Weighted average discount rate                               6.00%         6.50%           6.60%         7.25%
         Rate of increase in future compensation levels               4.50%         4.75%             -             -
         Assumed health care cost trend rate:
               Initial rate                                             -             -             11.30%1       11.00%
               Ultimate rate                                            -             -              5.70%1        5.50%
               Declining period                                         -             -            11 Years       4 Years
         -------------------------------------------------------------------------------------------------------------------
         ----------
         1         The 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.39%.

          The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2002, 2001 and 2000 were as follows:

         (in millions)                                                            2002            2001            2000
         ===================================================================================================================
         Service cost (benefits earned during the period)                    $       103.3       $    89.3       $    81.4
         Interest cost on projected benefit obligation                                135.6          129.1           125.3
         Expected return on plan assets                                             (178.6)         (183.8)         (184.5)
         Recognized gains                                                                 -           (7.8)          (11.8)
         Amortization of prior service cost                                                            3.2             3.2
                                                                                   4.4
         Amortization of unrecognized transition asset                                                (1.3)           (1.3)
                                                                                  (1.3)
         -------------------------------------------------------------------------------------------------------------------
            Net periodic pension cost                                        $         63.4      $    28.7       $    12.3
         ===================================================================================================================

          A curtailment gain of $19.8 million was recognized in 2000 as the result of a former affiliate of NMIC ending its participation in the pension plan.

          Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                        2002          2001          2000
         ===================================================================================================================
         Weighted average discount rate                                                 6.50%         6.75%        7.00%
         Rate of increase in future compensation levels                                 4.75%         5.00%        5.25%
         Expected long-term rate of return on plan assets                               8.25%         8.00%        8.25%
         -------------------------------------------------------------------------------------------------------------------

          The plan's investment strategy was modified based on the recommendations of a pension optimization study. This change in investment strategy is expected to increase long-term real rates of return 0.50% while maintaining the same aggregate risk level. For this reason, the expected long-term rate of return was increased to 8.25% in 2002 from 8.00% in 2001.

          The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2002, 2001 and 2000 were as follows:

         (in millions)                                                                  2002          2001          2000
         ====================================================================================================================
         Service cost (benefits attributed to employee service during the year)        $  13.2        $ 12.6        $ 12.2
         Interest cost on accumulated postretirement benefit obligation                   22.4          21.4          18.7
         Expected return on plan assets                                                   (9.2)         (9.6)         (7.9)
         Amortization of unrecognized transition obligation of affiliates                  0.6           0.6           0.6
         Net amortization and deferral                                                    (0.4)         (0.4)         (1.3)
         --------------------------------------------------------------------------------------------------------------------
             NPPBC                                                                     $  26.6        $ 24.6        $ 22.3
         ====================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2002, 2001 and 2000 were as follows:

                                                                                        2002          2001          2000
         ====================================================================================================================
         Discount rate                                                                  7.25%         7.50%         7.80%
         Long-term rate of return on plan assets                                        7.75%         8.00%         8.30%
         Assumed health care cost trend rate:
            Initial rate                                                               11.30%        11.00%        13.00%
            Ultimate rate                                                               5.70%         5.50%         5.50%
            Declining period                                                          11 Years       4 Years       5 Years
         --------------------------------------------------------------------------------------------------------------------

          Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2002 and on the NPPBC for the year ended December 31, 2002 was not calculated.

          The Company, together with other affiliated companies, sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to this plan totaled $5.7 million, $5.6 million and $4.4 million for 2002, 2001 and 2000, respectively, including amounts related to discontinued operations that are immaterial.

     (13) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

          The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

          The statutory capital and surplus of NLIC as of December 31, 2002 and 2001 was $1.61 billion and $1.76 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2002, 2001 and 2000 was $92.5 million, $83.1 million and $158.7 million, respectively.

          The NAIC completed a project to codify statutory accounting principles (Codification), which became effective January 1, 2001 for NLIC and NLAIC. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

          The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2002 no dividends could be paid by NLIC without prior approval.

          In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

          The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (14) Related Party Transactions

          During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. During 2002, the Company entered into transactions with NMIC and Nationwide Indemnity Company (NIC), whereby it sold 100% of its remaining interest in the limited partnership (representing 15.11% of the limited partnership) to NMIC and NIC for a total of $54.5 million. As a result of this sale, the Company recorded a realized gain of $23.2 million and related tax expense of $8.1 million. The sales prices for each transaction, which were paid in cash, represented the fair value of the portions of limited partnership interests that were sold and were based on valuations of the limited partnership and its underlying investments as of the effective dates of the transactions. The valuations were completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed, through their respective Finance Committees, and approved the process and methodology of the valuations prior to the execution of these transactions. The Company no longer holds an economic or voting interest in the limited partnership.

          NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $4.50 billion and $4.68 billion as of December 31, 2002 and 2001, respectively. Total revenues from these contracts were $143.3 million, $150.7 million and $156.8 million for the years ended December 31, 2002, 2001 and 2000, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $114.8 million, $122.5 million and $135.8 million for the years ended December 31, 2002, 2001 and 2000, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

          As discussed in more detail in note 2(i), through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC and beginning October 1, 2002, will file a consolidated federal income tax return with NLICA. Total payments to (from) NMIC were $71.0 million, $(45.4) million and $74.6 million for the years ended December 31, 2002, 2001 and 2000, respectively.

          NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by NLIC, although a fee is paid to NLIC for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2002, 2001 and 2000 were $325.0 million, $200.7 million and $170.1 million, respectively, while benefits, claims and expenses ceded were $328.4 million, $210.1 million and $171.0 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2002, 2001 and 2000, the Company made payments to NMIC and Nationwide Services Company, LLC, totaling $135.6 million, $139.8 million and $150.3 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

          Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $24.9 million, $26.4 million and $31.4 million for the years ended December 31, 2002, 2001 and 2000, respectively.

          The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2002, 2001 and 2000, the Company made lease payments to NMIC and its subsidiaries of $20.2 million, $18.7 million and $14.1 million, respectively.

          The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2002 and 2001, the Company had no borrowings from affiliated entities under such agreements. During 2002 and 2001, the most the Company had outstanding at any given time was $224.9 million and $368.5 million, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $0.3 million and $0.2 million for 2002 and 2001, respectively. Transactions under the agreements during 2000 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

          The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $87.0 million and $54.8 million as of December 31, 2002 and 2001, respectively,  and  are  included  in  short-term  investments  on the
          accompanying   consolidated  balance  sheets.  For  the  years  ending
          December 31, 2002, 2001 and 2000, the Company paid NCMC fees and expenses totaling $0.3 million, $0.4 million and $0.3 million, respectively.

          Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2002 were $50.3 million, $52.9 million and $65.0 million, respectively.

          Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered as investment options in certain of the Company's products. As of December 31, 2002, total GGI funds in the Company's products were $12.21 billion. For the year ended December 31, 2002, GGI paid the Company $38.8 million for the distribution and servicing of these funds.

          During 2002, NLIC paid a dividend of $35.0 million and dividends in the form of return of capital of $475.0 million to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI, a wholly owned broker/dealer subsidiary. Therefore, the results of the operations of NSI have been reflected as discontinued operations for all periods presented. This was a transaction between related parties and therefore was recorded at carrying value, $10.0 million, of the underlying components of the transaction rather than fair value. Such amount represents a non-cash transaction that is not reflected in the Consolidated Statement of Cash Flows.

          In December 2001, NLIC sold NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC sold NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. The Company made interest payments on surplus notes to NFS totaling $30.1 million in 2002 and none in 2001. In addition, the Company made interest payments on unsecured notes to NFS totaling $0.5 million in 2002.

     (15) Bank Lines of Credit

          The Company has available as a source of funds a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five-year $700 million agreement and a 364 day $300 million agreement with a group of financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2002. NLIC is currently required to maintain an available credit facility equal to 50% of any amounts outstanding under its $500 million commercial paper program. Therefore, availability under the aggregate $1 billion credit facility is reduced by an amount equal to 50% of any commercial paper outstanding. NLIC did not have any commercial paper outstanding as of December 31, 2002.

     (16) Contingencies

          On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint seeks to bring a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates, which plaintiff contends were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On April 16, 2002, the Company and the other named defendants filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court denied plaintiffs' motion to add new persons as named plaintiffs, but granted Marcus Shore's request to withdraw as named plaintiff, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting the Company's and the other defendants' motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. Judgment for the Company was entered on November 15, 2002. On December 16, 2002, plaintiff Mercedes Castillo filed a notice of appeal from the court's orders (a) granting the defendants' motion for summary judgment; and (b) denying plaintiff's motion for leave to amend the complaint to add three new named plaintiffs. The Company's responsive brief is due by April 23, 2003 and plaintiff's reply brief is due by May 12, 2003. The Company intends to defend this lawsuit vigorously.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



          On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 6, 2001, the plaintiffs amended their complaint to include class action allegations. Plaintiffs seek to represent a class of retirement plans that purchased variable annuities from NLIC to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from the Company that allowed plan participants to invest in funds that were offered by separate mutual fund companies; that the Company was a fiduciary under ERISA; that the Company breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by the Company; and that the Company violated ERISA by replacing many of the funds originally included in the plaintiff's annuities with "inferior" funds because the new funds purportedly paid higher fees to the Company. The amended complaint seeks disgorgement of the fees allegedly received by the Company and other unspecified compensatory damages, declaratory and injunctive relief and attorney's fees. On December 3, 2001, the plaintiffs filed a motion for class certification. The Company is opposing that motion. The Company's Motion to Dismiss was denied on September 11, 2002. On January 14, 2003, plaintiffs filed a motion to file a second amended complaint and the motion was granted on February 21, 2003. The second amended complaint removes the claims asserted against the Company concerning a violation of ERISA through the replacement of many of the funds originally included in the plaintiffs' annuities with "inferior" funds that purportedly paid higher fees to the Company. The Company intends to defend this lawsuit vigorously.

          There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

     (17) Securitization Transactions

          During 2002, the Company sold credit enhanced equity interests in Tax Credit Funds to unrelated third parties for $125.3 million and recognized $6.8 million of income. The Company guaranteed cumulative after-tax yield to unrelated third party investors ranging from 5.15% to 5.25%. These guarantees are in effect for approximately 15 years. The Tax Credit Funds will provide a stream of tax benefits to the investors that will generate a yield and return of capital. To the extent that the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by cash reserves established by the Company at the inception of the transactions.

          The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $368.7 million. The Company does not anticipate making any payments related to the guarantees.

          At the time of the sales, $4.9 million of net sale proceeds were set aside as reserves for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant among other criteria. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly and upon stabilizing, the reserve is released, and during 2002, $0.5 million of stabilization reserves were released into income.

          To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it can recover any such funding out of the cash flow distributed from the sale of any and/or all of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



     (18) Segment Information

          The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
          Individual Annuity, Institutional Products and Life Insurance. During the second quarter of 2002, the Company paid a dividend to NFS that resulted in the disposal of a portion of the business that had been reported in the Corporate segment (see note 14). As a result, this business has been reported as discontinued operations. Also, structured products transactions previously reported in the Corporate segment are now reported in the Institutional Products segment. Amounts reported for all periods have been revised to reflect these changes and to conform to the 2002 presentation.

          The Individual Annuity segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

          The Institutional Products segment is comprised of the Company's Private and Public Sector pension plans, medium-term note program and structured products transactions. The Private Sector includes the 401(k) business generated through fixed and variable annuities. The Public Sector includes the Internal Revenue Code Section 457 business in the form of fixed and variable annuities.

          The Life Insurance segment consists of investment life products, including individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

          In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, unallocated expenses and interest expense on debt. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items in the Corporate segment, but does not consider them as part of operating income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2002, 2001 and 2000.

                                                Individual    Institutional        Life
         (in millions)                           Annuity         Products       Insurance       Corporate        Total
         ===================================================================================================================
         2002:
         Net investment income                   $   668.5    $      800.2      $    328.6     $      41.2    $   1,838.5
         Other operating revenue                     526.2           177.9           537.7             0.7        1,242.5
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1              1,194.7           978.1           866.3            41.9        3,081.0
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                           505.9           548.9           186.4             -          1,241.2
         Amortization of deferred policy
            acquisition costs                        528.2            53.7            88.2             -            670.1
         Interest expense on debt                      -               -               -              36.0           36.0
         Other benefits and expenses                 283.4           172.1           420.2             4.1          879.8
         -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses            1,317.5           774.7           694.8            40.1        2,827.1
         -------------------------------------------------------------------------------------------------------------------
         Operating (loss) income before
            federal income taxes 1                  (122.8)          203.4           171.5             1.8          253.9
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (84.4)         (84.4)
         -------------------------------------------------------------------------------------------------------------------
         (Loss) income from continuing
            operations before federal income
            taxes and cumulative effect of
            adoption      of      accounting   $    (122.8)   $      203.4      $    171.5    $              $      169.5
         principles                                                                                  (82.6)
         ===================================================================================================================

         Assets as of year end                   $ 40,830.0     $ 30,440.7       $ 9,676.3       $ 5,075.6     $ 86,022.6
         ===================================================================================================================
         ---------
          1    Excludes net realized gains and losses on investments not related
               to   securitizations,   hedging  instruments  and  hedged  items,
               discontinued  operations  and  cumulative  effect of  adoption of accounting principles.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



                                                Individual    Institutional        Life
         (in millions)                           Annuity         Products       Insurance       Corporate        Total
         ===================================================================================================================
         2001:
         Net investment income                $      534.7    $      847.5      $    323.3    $       19.2    $   1,724.7
         Other operating revenue                     556.0           209.4           511.5             1.6        1,278.5
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1              1,090.7         1,056.9           834.8            20.8        3,003.2
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                           433.2           627.8           177.7             -          1,238.7
         Amortization of deferred policy
            acquisition costs                        220.0            47.6            80.3             -            347.9
         Interest expense on debt                      -               -               -               6.2            6.2
         Other benefits and expenses                 206.1           170.2           387.1            (2.1)         761.3
         -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses              859.3           845.6           645.1             4.1        2,354.1
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income taxes 1                   231.4           211.3           189.7            16.7          649.1
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (20.2)         (20.2)
         -------------------------------------------------------------------------------------------------------------------
         Income (loss) from continuing
            operations before federal income
            taxes and cumulative effect of
           adoption      of       accounting  $      231.4    $      211.3      $    189.7    $       (3.5)     $
         principles                                                                                                 628.9
         ===================================================================================================================
                                                                                                          2
         Assets as of year end                  $ 43,885.4     $  34,130.1      $  9,129.0      $  4,010.1     $ 91,154.6
         ===================================================================================================================
         2000:
         Net investment income                $      482.0    $      827.4      $    289.2    $       55.3     $  1,653.9
         Other operating revenue                     625.9           251.6           462.1             2.9        1,342.5
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1              1,107.9         1,079.0           751.3            58.2
                                                                                                                  2,996.4
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                           396.4           628.8           157.2             -          1,182.4
         Amortization of deferred policy
            acquisition costs                        238.7            49.2            64.2             -            352.1
         Interest expense on debt                      -               -               -               1.3            1.3
         Other benefits and expenses                 192.1           181.0           368.8            16.2          758.1
         -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses              827.2           859.0           590.2            17.5        2,293.9
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income taxes 1                   280.7           220.0           161.1            40.7          702.5
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (19.4)         (19.4)
         -------------------------------------------------------------------------------------------------------------------
         Income from continuing operations
            before federal income taxes and
            cumulative effect of adoption of
            accounting principles             $      280.7    $      220.0     $     161.1    $       21.3   $      683.1
         ===================================================================================================================
                                                                                                          3
         Assets as of year end                  $ 45,422.5      $ 37,217.3      $  8,103.3      $  1,824.2    $ 92,567.3
         ===================================================================================================================

         ----------

          1 Excludes net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items, discontinued operations and cumulative effect of adoption of accounting principles.

          2    Includes  $24.8  million  of  assets   related  to   discontinued
               operations.

          3    Includes  $22.5  million  of  assets   related  to   discontinued
               operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

     (19) Variable Interest Entities

          As of December 31, 2002, the Company had investments of $71.0 million in Tax Credit Funds for the purpose of generating favorable after-tax investment returns for the Company. These Tax Credit Funds and those that the Company has sold to others with a guarantee of the cumulative after-tax return, which are described in more detail in note 17, may be considered a VIE in accordance with FIN 46. See note 2(k). The Company's maximum exposure to loss as a result of its involvement in these VIEs is $439.6 million, which is comprised of the carrying value of the Tax Credit Funds held by the Company for its own use and the maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees.

     (20) Subsequent Event

          On February 13, 2003, NFS contributed as additional paid-in capital $200.0 million cash to NLIC for general corporate purposes.

         PART C. OTHER INFORMATION

         Item 24.     FINANCIAL STATEMENTS AND EXHIBITS

                      (a)  Financial Statements:

                           Nationwide Variable Account-9:


                               Independent Auditors' Report.
                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2002. Statements of Operations for the year ended December 31, 2002.
                               Statements of Changes in Contract
                               Owners' Equity for the years ended
                               December 31, 2002 and 2001.


                               Notes to Financial Statements.

                           Nationwide Life Insurance Company and subsidiaries:


                               Independent Auditors' Report.
                               Consolidated Balance Sheets as of December
                               31, 2002 and 2001.
                               Consolidated Statements of Income for the years ended December 31, 2002, 2001 and 2000.
                               Consolidated Statements of Shareholder's Equity for the years ended December 31, 2002, 2001 and 2000.

                               Consolidated Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000.

                               Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits


               (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.


               (2)  Not Applicable

               (3) Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

                    Underwriting or Distribution of Contracts between the Depositor and SDI as Principal Underwriter - Filed Previously with Registration Statement (333-28995) and hereby incorporated by reference.

                    Underwriting or Distribution of contracts between the Depositor and Waddell & Reed, Inc. - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

               (4) The form of the variable annuity contract - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.


               (5) Variable Annuity Application - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

               (6) Articles of Incorporation of Depositor - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.


               (7) Contract of reinsurance in connection with the variable annuity contracts offered - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

                    Contract of reinsurance in connection with the variable annuity contracts offered in conjunction with the National Education Association - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

               (8)  Not Applicable


               (9) Opinion of Counsel - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.


               (10) Not Applicable

               (11) Not Applicable

               (12) Not Applicable


               (13) Performance Advertising Calculation Schedule - Attached
                    hereto.

Item 25.          DIRECTORS AND OFFICERS OF THE DEPOSITOR

               W.G. Jurgensen, Director, Chairman of the Board and Chief Executive Officer
               Joseph J. Gasper, Director, President and Chief Operating Officer Patricia R. Hatler, Executive Vice President, General Counsel and Secretary
               Richard D. Headley, Executive Vice President
               Donna A. James, Executive Vice President-Chief Administrative Officer
               Michael C. Keller, Executive Vice President-Chief Information Officer
               Douglas C. Robinette, Executive Vice President-Corporate Strategy Robert A. Rosholt, Executive Vice President-Finance and Investments
               John R. Cook, Jr., Senior Vice President-Chief Communications Officer
               David A. Diamond, Senior Vice President-Corporate Strategy
               Philip C. Gath, Senior Vice President-Chief Actuary-Nationwide Financial
               David K. Hollingsworth, Senior Vice
               President-President-Nationwide Insurance Sales
               David R. Jahn, Senior Vice President-Product Management
               Richard A. Karas, Senior Vice President-Sales-Financial Services Gregory S. Lashutka, Senior Vice President-Corporate Relations Gary D. McMahan, Senior Vice President
               Michael D. Miller, Senior Vice President-NI Finance
               Brian W. Nocco, Senior Vice President and Treasurer
               Mark D. Phelan, Senior Vice President-Technology and Operations Kathleen D. Ricord, Senior Vice President-Marketing and Strategy John S. Skubik, Senior Vice President-Consumer Finance
               Mark R. Thresher, Senior Vice President-Chief Financial Officer Richard M. Waggoner, Senior Vice President-Operations
               Susan A. Wolken, Senior Vice President-Product Management and Nationwide Financial Marketing
               James G. Brocksmith, Jr., Director
               Henry S. Holloway, Director
               James F. Patterson, Director
               Gerald D. Prothro, Director
               Joseph A. Alutto, Director
               Donald L. McWhorter, Director
               Arden L. Shisler, Director
               Alex Shumate, Director
               Lydia M. Marshall, Director
               David O. Miller, Director

               The business address of the Directors and Officers of the Depositor is:

               One Nationwide Plaza
               Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

          *    Subsidiaries for which separate financial statements are filed

          ** Subsidiaries included in the respective consolidated financial statements

          *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

          **** Other subsidiaries



------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            Registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a
                                                                                broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a
                                                                                broker-dealer and investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to
  Massachusetts                                                                 Provident Mutual Companies in
                                                                                Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas        Texas                                   Established to grant proper licensing to
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This corporation acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The corporation is a third-party administrator
                                                                                providing record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The corporation is an investment advisor registered
                                                                                with the Securities and Exchange Commission
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The corporation is a broker-dealer
                                                                                registered with the National Association
                                                                                of Securities Dealers, a self-regulatory
                                                                                body of the Securities and Exchange
                                                                                Commission
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The corporation is an insurance agency marketing
                                                                                life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The corporation is an insurance agency marketing
                                                                                life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The corporation is a captive reinsurer.
                                        Islands
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The corporation is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The corporation provides general printing services
                                                                                to its affiliated companies as well as to
                                                                                unaffiliated companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General  Agency Company        Iowa                                    The corporation acts as a managing general agent and
                                                                                surplus lines broker for property and casualty
                                                                                insurance products.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The corporation engages in the direct Company
                                                                                marketing of property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The corporation is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The corporation underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The corporation acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with CCMIC for the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The corporation engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO  Insurance Company               Iowa                                    The corporation underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The corporation is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The corporation is a holding company of a group
                                                                                engaged in the management of pension fund assets,
                                                                                unit trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     England                                 To market insurance products and to carry on
                                                                                business in the fields of life, pension, house,
                                                                                motor, marine, fire, employers' liability, accident
                                                                                and other insurance; to act as insurance brokers and
                                                                                consultants and as agents for effecting insurance
                                                                                and obtaining policies in respect of all and every
                                                                                kind of risk and against death, injury or loss
                                                                                arising out of, or through, or in connection with
                                                                                any accidents and against loss or damage to real or
                                                                                personal property.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The corporation is a small captive insurance
                                                                                brokerage firm serving principally, but not
                                                                                exclusively, the "traditional" agent producers of
                                                                                CalFarm Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The corporation assists agents and affiliated
                                                                                companies in account completion for marketing
                                                                                CalFarm Products.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Calfarm Insurance Company             California                              The corporation is a California-based multi-line
                                                                                insurance corporation that writes agricultural,
                                                                                commercial, personal and individual health coverages
                                                                                and benefits from the sponsorship of the California
                                                                                Farm Bureau.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                This company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual                Texas                                   The corporation underwrites non-standard automobile
  Insurance Company                                                             and motorcycle insurance and various other
                                                                                commercial liability coverage in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The corporation is an insurance agency that sells
                                                                                and services commercial insurance. The corporation
                                                                                also provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the corporation is to create a
                                                                                captive distribution network through which
                                                                                affiliates can sell multi-manager investment
                                                                                products, insurance products and sophisticated
                                                                                estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England & Wales                         The corporation is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objective.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The corporation underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Dinamica Participacoes SA             Brazil                                  The company participates in other companies related
                                                                                to the registrant's international operations.

------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   To sell property and casualty insurance products
  LLC                                                                           including, but not limited to, automobile or other
                                                                                vehicle insurance and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency                  California                              The Company places pet insurance business written by
                                                                                Vetrinary Pet Insurance Company outside of
                                                                                California with National Casualty Company
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The corporation is an insurance agency that
                                                                                places business not written by the Farmland
                                                                                Insurance Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The corporation provides property and casualty
  Company                                                                       insurance primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England & Wales                         Currently inactive
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The corporation is an insurance agency marketing
  Agency of Alabama, Inc.                                                       life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The corporation is an insurance agency marketing
  Agency of Ohio, Inc.                                                          life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The corporation is an insurance agency marketing
  Agency of Oklahoma, Inc.                                                      life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The corporation is an insurance agency marketing
  Agency of Texas, Inc.                                                         life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The corporation is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Florida Records Administrator, Inc.   Florida                                 The corporation administers the deferred
                                                                                compensation plan for the public employees of the
                                                                                State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England & Wales                         The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Asset Management, Inc.       Delaware                                The company serves as a registered investment
                                                                                advisor/performing equity investment functions.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England & Wales                         The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services, Inc.  Delaware                                The corporation is a limited broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers, LLC       Delaware                                This is a limited liability company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey,                                 The company is engaged in investment administration
  International Limited                 Channel Islands                         and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England & Wales                         The company is engaged in authorized unit trust
                                                                                management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                This company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset                 Delaware                                The company acts as a holding company for the
  Management Trust                                                              Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England & Wales                         The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England & Wales                         The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment                   England & Wales                         The company is an investment holding company and
  Management plc                                                                provides services to other companies within the
                                                                                Gartmore Group.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          Germany                                 The company is engaged in marketing support.
  GmbH
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England                                 The company isengaged in investment holding.
  Limited
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The corporation provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is engaged in the business of
                                                                                investment management.
------------------------------------------------------------------------------------------------------------------------------------

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

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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley and Associates,       Oregon                                  The corporation brokers or places book value
  Inc.                                                                          maintenance agreements (wrap contracts) and
                                                                                guaranteed I contracts (GICs) for collective
                                                                                investment trusts and accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital               Oregon                                  The corporation is an investment advisor and stable
  Management, Inc.                                                              value money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial             Oregon                                  The corporation is a holding company.
  Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital          Delaware                                The trust acts as a registered investment advisor.
  Trust
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees             England & Wales                         The company is the trustee of the Gartmore
  Limited                                                                       Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview LLC                Delaware                                The company provides customized solutions, in the
                                                                                form of expert advise and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Secretaries (Jersey) Ltd.    Jersey, Channel                         The company acts as a nominee. The company is
                                        Islands                                 dormant.
------------------------------------------------------------------------------------------------------------------------------------

  Gartmore Securities Limited           England & Wales                         The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The corporation is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England & Wales                         The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------

  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing worker's and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The corporation provides self-insurance
  Nevada                                                                        administration, claims examining and data processing
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The corporation provides worker's
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------

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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The corporation provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The corporation is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The corporation is an insurance agency marketing
  York, Inc.                                                                    life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The corporation acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Market Street Fund                    Delaware                                This is an open-end diversified management company
                                                                                that serves as an investment medium for the variable
                                                                                life policies and variable annuity of NLICA and
                                                                                NLAICA.
------------------------------------------------------------------------------------------------------------------------------------
  Market Street Investment Management   Pennsylvania                            This is an inactive company.
  Company
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The corporation provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                               The corporation underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 This company is currently inactive.
  America, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                    The corporation administers deferred compensation
  Inc.                                                                          plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                    The company is engaged in making Company (name
                                                                                change) residential (1-4 family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  It is a shell insurer with no active policies or
  Company of America                                                            liabilities.
------------------------------------------------------------------------------------------------------------------------------------

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


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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi- family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
**Nationwide Agency, Inc.               Ohio                                    The corporation is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The corporation provides property and casualty
  Company                                                                       insurance primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of this company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England & Wales                         This company acts as a holding company.
  Holdings, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The corporation underwrites non-standard auto and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This is a holding company that funds/owns commercial
                                                                                mortgage loans for an interim basis, hedges the
                                                                                loans during the ownership period, and then sells
                                                                                the loans as part of a securitization to generate a
                                                                                profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The corporation buys and sells investment securities
  Company                                                                       of a short-term nature as agent for other
                                                                                corporations, foundations, and insurance company
                                                                                separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company hold investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The corporation acts primarily as a holding company
                                                                                for entities affiliated with NMIC and NMFIC.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The corporation acts as an administrator of
  Company                                                                       structured settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The corporation engages in the business of an
  Distributors Agency, Inc.                                                     insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The corporation engages in the business of an
  Distributors Agency, Inc. of New                                              insurance agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The corporation engages in the business of an
  Distributors Insurance Agency, Inc.                                           insurance agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                 The corporation is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------

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


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The corporation acts primarily as a holding company
                                                                                for companies within the Nationwide organization
                                                                                that offer or distribute long-term savings and
                                                                                retirement products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                  The corporation provides services to Nationwide
                                                                                Global Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The corporation contributes to non-profit activities
                                                                                and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General                    Ohio                                    The corporation transacts a general insurance
  Insurance Company                                                             business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc., in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The corporation is a holding company for
                                                                                international operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Japan, Inc.         Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Limited             Hong Kong                               The corporation is a holding company for Asian
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Health Plans, Inc.         Ohio                                    The corporation operates as a Health Insurance
                                                                                Corporation (HIC).
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Holdings, SA               Brazil                                  The purpose of the company is to participate in
                                                                                other companies related to the registrant's
                                                                                international operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This corporation performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
 *Nationwide Indemnity Company          Ohio                                    Acts as a reinsurer by assuming business from NMIC
                                                                                and other insurers within the Nationwide Insurance
                                                                                organization.
------------------------------------------------------------------------------------------------------------------------------------

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

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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company          Wisconsin                               The corporation is an independent agency personal
  of America                                                                    lines underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The corporation transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The corporation is a special risk, excess and
  Underwriters, Inc.                                                            surplus lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment                 Oklahoma                                It is a limited broker-dealer company doing business
  Services Corporation                                                          in the deferred compensation market and acts as an
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
**Nationwide Life and Annuity           Ohio                                    The corporation engages in underwriting
  Insurance Company                                                             life insurance and granting, purchasing,
                                                                                and disposing of annuities.
------------------------------------------------------------------------------------------------------------------------------------
 *Nationwide Life and Annuity           Delaware                                The company insures against personal injury,
  Company of America                                                            disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Assurance             Thailand                                The company acts as a holding company.
  Company, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
 *Nationwide Life Insurance Company     Pennsylvania                            The company insures against personal injury,
  of America                                                                    disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
**Nationwide Life Insurance             Ohio                                    This corporation provides individual life, group
  Company                                                                       life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The corporation markets commercial property
                                                                                insurance in Texas.
------------------------------------------------------------------------------------------------------------------------------------


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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management System,         Ohio                                    The corporation offers a preferred provider
  Inc.                                                                          organization and other related products and
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida               Brazil                                  To operate as a licensed insurance company in the
  Previdencia S.A.                                                              categories of Life and Unrestricted Private Pension
                                                                                Plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings,         Ohio                                    The corporation acts as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire                Ohio                                    The company engages in a general insurance and
  Insurance Company                                                             reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The corporation engages in a general insurance
  Insurance Company                                                             business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                This is an inactive company.
  Inc
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            This is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Plan            Ohio                                    The corporation is an insurance agency providing
  Services, Inc.                                                                individual and group life, disability and health
                                                                                insurance and marketing retirement plan
                                                                                administration and investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The corporation markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The corporation provides retirement
  Inc. of Alabama                                                               products, marketing/education and
                                                                                administration to public employees and
                                                                                educators.
------------------------------------------------------------------------------------------------------------------------------------


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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The corporation markets and administers deferred
  Inc. of Arizona.                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The corporation markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The corporation markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The corporation markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The corporation markets and administers
  Inc. of New Mexico                                                            deferred compensation plans for public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The corporation provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The corporation markets and administers
  Inc. of Oklahoma                                                              deferred compensation plans for public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The corporation markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The corporation markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The corporation markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The corporation markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The corporation is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                    The company performs shared services functions for
  LLC                                                                           the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Zo.o          Poland                                  The corporation provides services to Nationwide
                                                                                Global Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The corporation is authorized to engage in the
  na Zycie S.A.                                                                 business of life insurance and pension products in
                                                                                Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB                                                 This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Asset Management        England & Wales                         The company acts as a holding company.
  Holdings, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company,        England & Wales                         The company acts as a holding company.
  Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund,     Delaware                                The company plans to own and manage Contributed
  LLC                                                                           Securities and to achieve long - term capital
                                                                                appreciation from the Contributed Securities and
                                                                                through investments in a portfolio of other equity
                                                                                investments in financial service by the Company to
                                                                                be undervalued.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The corporation acts primarily as a holding company
                                                                                for Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Inc.                Bermuda                                 The corporation buys and sells investment securities
  (new company Jul 02)                                                          for its own account in order to enhance the
                                                                                investment returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg, S, A.                 Luxembourg                              The company acts primarily as a holding company for
                                                                                Nationwide Global Holdings, Inc. European
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              This Luxembourg-based life insurance company
                                                                                provides individual life insurance primarily in the
                                                                                United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The corporation provides pension plan administration
                                                                                and record keeping services and pension plan
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                This is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This corporation is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                NLICA.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                This is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company will write first dollar insurance
                                                                                policies in the following lines of insurance:
                                                                                workers compensation, general liability and
                                                                                automobile liability for its affiliates in the
                                                                                United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview Agency                      Texas                                   The corporation is an insurance agency licensed with
                                                                                the Texas Department of Insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                This company is an investment advisor and a
                                                                                broker/dealer.
------------------------------------------------------------------------------------------------------------------------------------
  SBSC Ltd. (Thailand)                  Thailand                                This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The corporation engages in a general insurance
                                                                                business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The corporation primarily provides excess and
                                                                                surplus lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines              Arizona                                 The corporation provides excess and surplus lines
  Insurance Company                                                             coverage on a non-admitted basis.

------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company once used to customize and sell IMACS,
                                                                                NLICA (fka Provident Mutual Life Insurance) direct
                                                                                response administration system.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The corporation markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              This company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              This corporation acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Villanova Securities, LLC             Delaware                                The purpose of the company is to provide brokerage
                                                                                services for block mutual fund trading for both
                                                                                affiliated and non-affiliated investment advisors
                                                                                and perform block mutual fund trading directly with
                                                                                fund companies.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet idemnification and last
                                                                                pet recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            This company provided administrative services to
  Services, Inc.                                                                NLACA.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                 The corporation underwrites excess and surplus lines
  Company                                                                       of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
      (formerly, Nationwide Fidelity                                  Account
      Advisor Variable Account)
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-14                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-6                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      |
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
                     |                 |                                           |
                     |                 |   --------------------------------        |   -------------------------------
                     |                 |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
        ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
        |        NATIONWIDE        |   |   |            (SIC)             |        |   |                             |
        | HEALTH PLANS, INC. (NHP) |   |   |                              |        |   | Common Stock:  50,000       |
        |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |                          |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |   |                              |        |___| -------------  Shares       |
    |   | -------------            |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   |                          |   |   | -------------                |        |   |                             |
    |   | NHP-100%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-100%                |        |   -------------------------------
    |                                  |   |         (See Page 2)         |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |        NATIONWIDE        |   |                                           |   |           LONE STAR         |
    |   |       AGENCY, INC.       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |___| Common Stock: 100 Shares |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
        | -------------            |   |   |                              |        |___| -------------  Shares       |
        |                          |   |___| Common Stock: 963            |        |   |                             |
        | NHP-99%                  |   |   | ------------- Shares         |        |   |                             |
        ----------------------------   |   |                              |        |   | Casualty-100%               |
                                       |   | Casualty-23.88%              |        |   -------------------------------
        ----------------------------   |   --------------------------------        |                 ||
        |   NATIONWIDE AFFINITY    |   |                                           |                 ||
        |    INSURANCE COMPANY     |   |   --------------------------------        |   -------------------------------
        |        OF AMERICA        |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
        |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
        | Common Stock: 500,000    |   |   |                              |        |   |            COMPANY          |
        | ------------- Shares     |   |___| Mutual-5%                    |        |   |                             |
        |                          |   |   |                              |        |   | Surplus Debentures:         |
        | Casualty-100%            |   |   | NW Indemnity-95%             |        |   | -------------------         |
        ----------------------------   |   |                              |        |   |                             |
                                       |   --------------------------------        |   | Assurance                   |
        ----------------------------   |                                           |   | Lone Star                   |
        |     NEWHOUSE CAPITAL     |   |   --------------------------------        |   |                             |
        |      PARTNERS, LLC       |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
        |                          |   |   |      COMPANY OF FLORIDA      |        |
        | Casualty-70%             |___|   |                              |        |   -------------------------------
        |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
        | GGAMI-19%                |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        |                          |   |   |                              |        |   |                             |
        | Fire-10%                 |   |   | Casualty-100%                |        |   | Single Member Limited       |
        ----------------------------   |   |                              |        |---| Liability Company           |
                                       |   --------------------------------        |   |                             |
        ----------------------------   |                                           |   | Casualty-100%               |
        |                          |   |                                           |   |                             |
        |                          |   |                                           |   -------------------------------
        |    NATIONWIDE LLOYDS     |   |                                           |
        |                          |===|                                           |   -------------------------------
        |      A TEXAS LLOYDS      |                                               |   |       AMERICAN MARINE       |
        |                          |                                               |   |      UNDERWRITERS, INC.     |
        |                          |                                               |   |                             |
        ----------------------------                                               |   | Common Stock:  20 Shares    |
                                                                                   |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
==|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
  |                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |_______________________________________________________________________________________________
                                                                                  |                    |               |
_______________________________________________________________________________   |                    |               |
                         |                                       |            |   |                    |               |
                         |   --------------------------------    |   --------------------------------  |  ------------------------
                         |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                      |
                         |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION      |
                         |   |                              |    |   | Common Stock:     Control    |  |  |   ALTERNATIVES, LTD. |
                         |   |                              |    |   | -------------     -------    |  |  |                      |
                         |___| Common Stock:  100 Shares    |    |   | 13,642,432        100%       |  |  |                      |
                         |   | -------------                |    |   |                              |  |  |                      |
                         |   |                              |    |   |          Shares              |  |  | Fire-100%            |
                         |   |                              |    |   |          ------              |  |  |                      |
                         |   | Casualty-100%                |    |   | Casualty 12,992,922          |  |  ------------------------
                         |   --------------------------------    |   | Fire        649,510          |  |
                         |                                       |   |                              |  |
                         |   --------------------------------    |   |             (See Page 3)     |  |
                         |   |                              |    |   --------------------------------  |
                         |   |                              |    |                                     |
                         |   |          NATIONWIDE          |    |   --------------------------------  |
                         |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                         |---|                              |    |   | Common Stock:  12,248 Shares |  |
                         |   |                              |    |   | -------------                |  |
                         |   |                              |    |   |                              |  |
                         |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                         |   |                              |    |___| Fire-16.2%                   |---
                         |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                         |                                       |   | ----------------             |
                         |   --------------------------------    |   |                              |
                         |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                         |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                         |   |            (NISC)            |    |   --------------------------------
                         |   |                              |    |
                         |---|     Single Member Limited    |__  |   --------------------------------
                         |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                         |   |                              | |  |   |         UNDERWRITERS         |
                         |   | Casualty-100%                | |  |   |                              |
                         |   -------------------------------- |  |   | Common Stock:  1,000         |
                         |                   |                |  |___| -------------  Shares        |
                         |                   |                |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |           INSURANCE          | |  |   | Casualty-100%                |
                         |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                         |   |                              | |  |
                         |   | Common Stock: 1,615          | |  |   --------------------------------
                         |   | ------------- Shares         | |  |   |       CALFARM INSURANCE      |
                         |   |                              | |  |   |            COMPANY           |
                         |   |                              | |  |   |                              |
                         |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                         |   -------------------------------- |  |___| -------------  Shares        |
                         |                                    |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                         |   |          AGENCY LLC          | |  |   --------------------------------
                         |   |                              | |  |
                         |   |     Single Member Limited    | |  |   --------------------------------
                         |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                         |   |                              |    |   |        INVESTORS, LTD        |
                         |   | NISC-100%                    |    |   |                              |
                         |   |                              |    |   | Casualty-95%                 |
                         |   --------------------------------    |---|                              |
                         |                                       |   | NW Indemnity-5%              |
                         |   --------------------------------    |   |                              |
                         |   |      DISCOVER INSURANCE      |    |   --------------------------------
                         |   |          AGENCY OF           |    |
                         |   |          TEXAS, LLC          |    |   --------------------------------
                         |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                         |---|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                         |---|       Liability Company      |    |   |                              |
                             |                              |    |---|     Single Member Limited    |
                             |                              |    |   |       Liability Company      |
                             --------------------------------        |                              |
                                                                     | Casualty-100%                |
                                                                     |                              |
                                                                     --------------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2003

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------
















                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|                          |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  54,348    |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-89.75%              |               |   | AMCO-100%                |
     ----------------------------               |   |                          |
                   |                            |   |                          |
                   |                            |   ----------------------------
     ----------------------------               |
     |           AGMC           |               |   ----------------------------   ----------------------------
     |      REINSURANCE, LTD.   |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | Common Stock:  11,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | NAMC-100%                |                   |                          |   |                          |
     ----------------------------                   | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  1,695,985 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |               | SIC-5.1%                 |
                                    |   ----------------------------           |___|                          |
                                    |                                          |   | Preferred-A    403,226   |
                                    |   ----------------------------           |   | -----------    Shares    |
                                    |   |         WESTERN          |           |   |                          |
                                    |   |    HERITAGE INSURANCE    |           |   | SIC-100%                 |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |   | Preferred-B    250,596   |
                                        | Common Stock:  4,776,076 |           |   | -----------    Shares    |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   | SIC-96.5%                |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |      VETERINARY PET      |
                                                                               |   |       INSURANCE CO.      |
                                                                               |   |                          |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2003

________________________________________________________________________________
|                   |
|                   |
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.A.       |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:      5,894 Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |___
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-100%                       |   |   |BRANCH-99.98%                  |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
|   |                               |   |___|                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-48.99%                     |   |   |                               |
|   ---------------------------------   |   |LUX SA-100%                    |
|                   |                   |   ---------------------------------
|                   |                   |
|                   |                   |
|   ---------------------------------   |
|   |  NATIONWIDE LIFE ASSURANCE    |   |   ---------------------------------
|   |        COMPANY, LTD.          |   |   |   NATIONWIDE GLOBAL HOLDINGS  |
|   |                               |   |   |   -NGH BRASIL PARTICIPACOES,  |
|   |                               |   |   |       LTDA (NGH BRASIL)       |
|   |NGH-24.3%                      |   |___|                               |
|   |SIAM-37.7%                     |   |   |        Shares                 |
|   ---------------------------------   |   |        ------                 |
|                                       |   |LUX SA 6,164,899               |
|                                       |   |NGH    1                       |
|                                       |   ---------------------------------
|   --------------------------------|   |                   |
|   |     SBSC LTD (THAILAND)       |   |                   |
|   |Common Stock:           24,500 |   |   ---------------------------------
|   |------------                   |   |   |    NATIONWIDE MARTIMA VIDA e  |
|   |Shares                         |   |   |       PREVIDENCIA SA          |
|---|                               |   |   |                               |
    |NGH-.01%                       |   |   |Common Stock: 134,822,225      |
    |                               |   |   |------------  Shares           |
    |SIAM-48.98%                    |   |   |                               |
    ---------------------------------   |   |                               |
                                        |   |DPSA-86.4%                     |
                                        |   ---------------------------------
    ---------------------------------   |                   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |   CLARIENT LIFE INSURANCE     |
    |Common Stock:  1,300,000 Shares|   |___|                               |
    |------------                   |___|   |Common Stock: 65,000 Shares    |
    |                               |   |   |------------                   |
    |                               |   |   |                    Shares     |
    |LUX SA-100%                    |   |   |                    ------     |
    |LUF                            |   |   |LUX SA-100%         64,999     |
    ---------------------------------   |   |NGH                      1     |
                  |                     |   ---------------------------------
                  |                     |                   |
    ---------------------------------   |   ---------------------------------
    |      VERTBOIS, SA             |   |___|                               |
    |                               |       |                               |
    |                               |       |       DANICA LIFE S. A        |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |LUX SA-100%                    |
    ---------------------------------       ---------------------------------

                                                                        (middle)


                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |
   |Casualty           |           --------------------
   |   (See Page 1)    |                    |
    -------------------                     |
                            -----------------------------------
                            | NATIONWIDE CORPORATION (NW CORP) |
                            |     Common Stock:    Control     |
                            |     -------------    -------     |
                            |     13,642,432         100%      |
                            |                                  |
                            |            Shares                |
                            |            ------                |
                            |Casualty   12,992,922             |
                            |Fire          649,510             |
                            ---------------------------------
                                             |
                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
_______|___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 4)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |
       |   ---------------------------------
       |   |    NATIONWIDE GLOBAL LIMITED  |
       |   |                               |
       |   |Common Stock: 20,343,752 Shares|
       |___|------------                   |
       |   |                   Shares      |
       |   |                   ------      |
       |   |NGH                20,343,751  |
       |   |LUX SA             1           |
       |   ---------------------------------
       |
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |                               |
       |___|Common Stock:         40 Shares|
       |   |------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |
       |
       |   ---------------------------------
       |   |      NATIONWIDE GLOBAL        |
       |   |         JAPAN, INC.           |
       |___|                               |
       |   |Common Stock:        100 Shares|
       |   |------------                   |
       |   |                               |
       |   |NGH - 100%                     |
       |   ---------------------------------
       |
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:         80 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
           |        Liability Company      |
           |                               |
           |                               |
           |NGH-100%                       |
           ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 6)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line
                                        March 31, 2003

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                  |                      |
---------------------------    ----------------------------------   |   -----------------------------
|   NATIONWIDE FINANCIAL  |    |   NATIONWIDE LIFE INSURANCE    |   |   |       TBG INSURANCE       |
|  SERVICES CAPITAL TRUST |    |     COMPANY (NW LIFE)          |   |   |    SERVICES CORPORATION   |
|                         |    |                                |   |   |                           |
| Preferred Stock:        | ___| Common Stock: 3,814,779 Shares |   |___|                           |
| ---------------         | |  | ------------                   |   |   |                           |
|                         | |  |                                |   |   |                           |
|                         | |  |                                |   |   |                           |
| NFS-100%                | |  | NFS-100%                       |   |   | NFS-63%                   |
--------------------------- |  ----------------------------------   |   -----------------------------
                            |                                       |
                            |                                       |   -----------------------------
                            |  ----------------------------------   |   |   CAP PRO HOLDING, INC.   |
                            |  |      NATIONWIDE LIFE AND       |   |   |                           |
                            |  |   ANNUITY INSURANCE COMPANY    |   |   |                           |
                            |  |                                |   |   |                           |
                            |__| Common Stock: 66,000 Shares    |   |___|                           |
                            |  | ------------                   |       |                           |
                            |  |                                |       |                           |
                            |  | NW Life-100%                   |       | NFS-63%                   |
                            |  ----------------------------------       -----------------------------
                            |
                            |  ----------------------------------
                            |  |      NATIONWIDE INVESTMENT     |
                            |  |      SERVICES CORPORATION      |
                            |  |                                |
                            |__| Common Stock: 5,000 Shares     |
                            |  | ------------                   |
                            |
                            |  |                                |
                            |  |                                |
                            |  | NW Life-100%                   |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |      NATIONWIDE FINANCIAL      |
                            |__|       ASSIGNMENT COMPANY       |
                            |  |                                |
                            |  | NW LIFE-100%                   |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  | NATIONWIDE PROPERTIES LTD.     |
                            |  |                                |
                            |  | Units:                         |
                            |__| -----                          |
                            |  | NW LIFE-97.6%                  |
                            |  | Casualty-2.4%                  |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |    NATIONWIDE COMMUNITY        |
                            |  |   DEVELOPMENT CORP., LLC       |
                            |  |                                |
                            |--| Units:                         |
                            |  | -----                          |
                            |  | NW LIFE-67%                    |
                            |  | NW Indemnity-33%               |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |     NATIONWIDE AFFORDABLE      |
                            |  |         HOUSING, LLC           |
                            |--|                                |
                               | NW Life-45%                    |
                               | NW Indemnity-45%               |
                               ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    Control:        |
                                          |          ------------     -------         |
                                          |            13,642,432       100%          |
                                          |               Shares                      |
                                          |               ------                      |
                                          | Casualty    12,992,922                    |
                                          | Fire           649,510                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |                                       |
                                      _____________________________________________________________________________________________
                                      |                                 |                  |                    |
                                      |                                 |                  |                    |
                        -----------------------------       ----------------------------   |    -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |   |    |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |   |    |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |   |    |          (401(K))               |
                        |                           |       |                          |   |    |                                 |
                        | Common Stock: 1,000 Shares|       |                          |   |    |                                 |
                        | ------------              |       |                          |   |    |                                 |
                        |                           |       |                          |   |    |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |   |    | NFSDI-100%                      |
                        -----------------------------        ---------------------------   |    -----------------------------------
                                      |||                               ||                 |                    |
    --------------------------------- ||| ----------------------------- ||   --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           | ||   |     NATIONWIDE RETIREMENT    |   |
    |    DISTRIBUTORS AGENCY        | ||| |                           | ||   |      PLAN SERVICES, INC.     |   |
    |     OF ALABAMA, INC.          | ||| |        FLORIDA            | ||   |                              |   |
    | Common Stock: 10,000 Shares   |_||| |        RECORDS            |_||   |   Common Stock:  Control     |   |
    | ------------                  | ||| |    ADMINISTRATOR, INC     |__|   |   -------------  -------     |   |
    |                               | ||| |                           |      |  Class A        NFS-100%     |   |
    |                               | ||| |                           |      |  Class B      NFSDI-100%     |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |                              |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | ||| |                           |      |      SERVICES, INC.          |   |
    |      NEW YORK, INC.           | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | ------------                  |_|||_|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    |                               | ||| |                           |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | ||| |                           |      |       ADVISORS, INC.         |   |
    |                               | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|||_|        AGENCY OF          |      |-------------                 |   |
    |                               | ||| |      OKLAHOMA, INC        |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | ||| |                           |      |    THE 401(k) COMPANY        |   |
    |                               | ||| |                           |      |                              |   |
    | Common Stock: 100 Shares      | ||| |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|||_|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |||_|   AGENCY OF TEXAS, INC    |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| ------------------------------     --------------------------------   |
    |    NATIONWIDE FINANCIAL       | ||| |      AFFILIATE AGENCY      |     |                              |   |
    |  INSTITUTION DISTRIBUTORS     | ||| |        OF OHIO, INC.       |     |                              |   |
    |INSURANCE AGENCY, INC. OF MASS.| |||_|                            |     |  RIVERVIEW AGENCY, INC.      |___|
    | Common Stock: 100 Shares      |_||__| Common Stock: 750 Shares   |     |                              |___|
    | ------------                  | |   | ------------               |     |                              |
    |                               | |   |                            |     |                              |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |     |                              |
    --------------------------------- |   ------------------------------     --------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                                   |                                    |
                       --------------------------------      -----------------------------      -------------------------------
                       |  PENSION ASSOCIATES, INC.    |      | NATIONWIDE LIFE INSURANCE |      |     NATIONWIDE FINANCIAL     |
                       |                              |      |    COMPANY OF AMERICA     |      |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |      |         (NLICA)           |      |            (NFSB)            |
                       | ------------                 |      |                           |      | Common Stock: 250,000 Shares |
                       |                              |      |                           |      |                              |
                       |                              |      |                           |      |                              |
                       | NFS-100%                     |      | NFS-100%      (See Page 5)|      | NFS-100%                     |
                       --------------------------------      -----------------------------      -------------------------------
                                                                                                               |
 _______________________________________                                                                       |
                                       |                                                                       |
                        --------------------------------                                        --------------------------------
                        |    NATIONWIDE RETIREMENT     |                                        |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |                                        |                              |
                        |                              |                                        | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |__                                      | ------------                 |
                        | -------------                |  |                                     |                              |
                        |                              |  |                                     |                              |
                        | NFSDI-100%                   |  |                                     | NFSB-100%                    |
                        --------------------------------  |                                     --------------------------------
                                                          |
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ALABAMA              | | |        NEW MEXICO         |
                         | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ARIZONA              | | |        SO. DAKOTA         |
                         | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |        ARKANSAS              | | |         WYOMING           |
                         | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |      SOLUTIONS, INS.         | | |                           |
                         |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
                         | ------------                 | | |           OHIO            |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
                         |                              | |_|    SOLUTIONS, INC. OF     |
                         | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
                         | ------------                 | | |                           |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------  | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
                         | ------------                 |_|_|           TEXAS           |
                         |                              |   |                           |
                         | NRS-100%                     |   |                           |
                         --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2003

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |       Common Stock:     Control:       |
                                                        |       -------------     --------       |
                                                        |       13,642,432        100%           |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------
                                                        | Casualty   12,992,922                  |
                                                        | Fire          649,510                  |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
  |  |                           |   |                           |
  |  |  NPHC - 100%              |   |  RCMD - 100%              |
  |  -----------------------------   -----------------------------
  |                |                               |
  |                |                               |
  |  -----------------------------   -----------------------------
  |  |       1717 ADVISORY       |   |       1717 INSURANCE      |
  |  |       SERVICES, INC.      |   |        AGENCY OF          |
  |  |                           |   |      MASSACHUSETTS, INC.  |
  |  |                           |   |                           |
  |  |  RCMD - 100%              |   |  BSI - 100%               |
  |  -----------------------------   -----------------------------
  |
  |
  |  -----------------------------
  |  |       MARKET STREET       |
  |  |        INVESTMENT         |
  |__|      MANAGEMENT COMPANY   |
     |                           |
     |        NPHC - 100%        |
     -----------------------------







    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2003

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

              _________________________________________________________________
              |                |                |                 _____________
 ---------------------------   |                |                |
|     AUDENSTAR LIMITED     |  |   ---------------------------   |
|           (AL)            |  |  |     NATIONWIDE ASSET      |  |
|                           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |    NATIONWIDE UK ASSET    |  |
|           (RIG)           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |__|  |         (NUKAMHL)         |  |
|                           |     |                           |  |
| GGAMT - 79%               |     |                           |  |
| AL - 21%                  |     |                           |  |
 ---------------------------      | NAMHL - 100%              |  |
              |                    ---------------------------   |
              |                                 |                |
 ---------------------------       ---------------------------   |
|  GARTMORE RIVERVIEW, LLC  |     |   NATIONWIDE UK HOLDING   |  |
|                           |     |       COMPANY, LTD.       |  |
|                           |     |        (NUKHCL)           |  |
|                           |     |                           |  |
|                           |     |                           |  |
| RIG - 70%                 |     | NUKAMHL - 96.37%          |  |
 ---------------------------       ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |     ASSET MANAGEMENT      |  |
                                  |       HOLDINGS PLC        |  |
                                  |         (AMH)             |  |
                                  |                           |  |
                                  |                           |  |
                                  | NUKHCL - 100%             |  |
                                   ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |    GARTMORE INVESTMENT    |  |
                                  |       MANAGEMENT PLC      |  |
                                  |           (GIM)           |__|
                                  |                           |
                                  | AMH - 99.99%              |
                                  | GNL - .01%                |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

 -------------------
| NATIONWIDE MUTUAL |____________________________________________________________________________
| INSURANCE COMPANY |____________________________________________________________________________
|   (CASUALTY)      |               |
|  (See Page 1)     |               |
 -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:   Control:         |
                |        ------------    -------         |
                |       13,642,432       100%            |
                |             Shares                     |
                |  Casualty   12,992,922                 |
                |  Fire          649,510                 |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ________________________________________________________________________________________________
 ________________________________________________________________________________________________
                     |             |                                    --------------------------
      --------------------------   |   --------------------------      | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         |     |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  | GARTMORE SECURITIES LTD. | |   |                          |
  |  |  INTERNATIONAL LIMITED   |  |  |          (GSL)           | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99.99%             | |   | GSL - 50%                |
     | GSL - .01%               |     | GNL - .01%               | |    --------------------------
      --------------------------       --------------------------  |
                     |                                             |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
     |   GARTMORE SECRETARIES   |                                  |   | RECOVERY FUND (G.P.) LTD.|
     |      (JERSEY) LTD.       |                                  |___|                          |
     |                          |                                  |   |                          |
     | GFMI - 94%               |                                  |   | GIM - 50%                |
     | GSL - 3%                 |                                  |   | GNL - 50%                |
     | GIM - 3%                 |                                  |    --------------------------
      --------------------------                                   |
                                                                   |    --------------------------
                                                                   |   |GARTMORE 1990 TRUSTEE LTD.|
                                                                   |   |    (GENERAL PARTNER)     |
                                                                   |___|                          |
                                                                       |                          |
                                                                       | GIM - 50%                |
                                                                       | GSL - 50%                |
                                                                        --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
          |      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------









___________________________________________________________________
                                                                  |
 _________________________________________________                |
|                                                |                |
|   --------------------------       --------------------------   |   --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |  |  |    GARTMORE GLOBAL       |
|  |                          |     |     MANAGEMENT LTD.      |  |  |  INVESTMENT, INC. (GGI)  |
|__|                          |     |          (GCM)           |  |__|                          |
|  |                          |     |                          |  |  |        See Page 7        |
|  | GIM - 50%                |     | GIM - 99.99%             |  |  |                          |
|  | GSL - 50%                |     | GSL - 0.1%               |  |  |                          |
|   --------------------------       --------------------------   |   --------------------------
|                                                |                |   --------------------------
|   --------------------------       --------------------------   |  |     GARTMORE GLOBAL      |
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |  |  |      VENTURES, INC.      |
|  |          (GNL)           |     |         (GUS)            |  |__|                          |
|__|                          |     |                          |     |                          |
|  |                          |     |                          |     |                          |
|  |                          |     |                          |     |                          |
|  | GIM - 99.99%             |     |                          |     | GGAMT - 100%             |
|  | GSL - .01%               |     | GCM - 100%               |      --------------------------
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |     GARTMORE PENSION     |     | GARTMORE GLOBAL PARTNERS |
|  |       TRUSTEES, LTD.     |     |    (GENERAL PARTNER)     |
|__|                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99%                |     | GUS - 50%                |
|  | GSL - 1%                 |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------



                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2003

                                                                     (left side)

                                                 NATIONWIDE(R)

 -------------------
|  FARMLAND MUTUAL  |
| INSURANCE COMPANY |        --------------------
|                   |       | NATIONWIDE MUTUAL |_____________________________
|Guaranty Fund      |_______| INSURANCE COMPANY |_____________________________
|Certificate        |_______|                   |      |
|                   |       |     (CASUALTY)    |      |
|   Casualty        |       |    (See Page 1)   |      |
|  (See Page 1)     |       ---------------------      |
---------------------                                  |
                                                       |
                                   ------------------------------------------
                                   |     NATIONWIDE CORPORATION (NW CORP)   |
                                   |       Common Stock:      Control:      |
                                   |       13,642,432         100%          |
                                   |           Shares                       |
                                   |Casualty  12,992,922                    |
                                   |Fire         649,510                    |
                                   ------------------------------------------
                                                       |
                                                       |
                                      ------------------------------------
                                      |         GARTMORE GLOBAL          |
                                      |         ASSET MANAGEMENT         |
                                      |           TRUST (GGAMT)          |
                                      |                                  |
                                      |NW Corp.- 100%                    |
                                      ------------------------------------
                                                       |
                                                       |
                                      -------------------------------------
                                      |         GARTMORE GLOBAL           |
                                      |      INVESTMENTS, INC. (GGI)      |
                                      |                                   |
                                  ____| Common Stock: 958,750 Shares      |
                                  |   | GGAMT-94%                         |
                                  |   | Preferred Stock: 500,000 Shares   |
                                  |   | GGAMT-100%                        |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   -------------------------------------
                                  |   |       GARTMORE S.A. CAPITAL       |
                                  |   |            TRUST (GSA)            |
                                  |   |                                   |____
                                  |   |                                   |
                                  |   |      DELAWARE BUSINESS TRUST      |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   --------------------------------------
                                  |   |         GARTMORE EMERGING          |
                                  |   |           MANAGERS, LLC            |
                                  |   |               (GEM)                |___
                                  |   |                                    |   |
                                  |   |                                    |   |
                                  |   | GSA-100%                           |   |
                                  |   --------------------------------------   |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            NORTHPOINTE              |  |
                                  |   |            CAPITAL LLC              |--|
                                  |   |                                     |  |
                                  |   | GEM-65%                             |  |
                                  |   ---------------------------------------  |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            CODA CAPITAL             |  |
                                  |   |           MANAGEMENT LLC            |  |
                                  |   |                                     |---
                                  |   | GEM-79%                             |
                                  |   ---------------------------------------
                                  |                    |
                                  |                    |
                                  |   ---------------------------------------
                                  |   |        GARTMORE MUTUAL FUND         |
                                  |   |           CAPITAL TRUST             |
                                  |__ |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------
                                                       | |
                                                       | |
                                      ---------------------------------------
                                      |        MARKET STREET FUND           |
                                      |                                     |
                                      |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------















          -------------------------------------
          |       GARTMORE GLOBAL ASSET       |
          |          MANAGEMENT, INC.         |
__________|              (GGAMI)              |______
          |                                   |      |
          | GSA-100%                          |      |
          -------------------------------------      |
                                                     |
          -------------------------------------      |
          |             GARTMORE              |      |
          |      INVESTORS SERVICES, INC.     |      |
          |                                   |      |
          | Common Stock: 5 Shares            |      |
          | ------------                      |______|
          |                                   |      |
          |                                   |      |
          | GGAMI-100%                        |      |
          -------------------------------------      |
                                                     |
          -------------------------------------      |      -------------------------------------
          |      NATIONWIDE GLOBAL FUNDS      |      |      |            GARTMORE MORLEY        |
          |                                   |      |      |       FINANCIAL SERVICES, INC.    |
          |                                   |______|      |               (MORLEY)            |
          |                                   |_____________|                                   |___
          |       LUXEMBOURG SICAV            |      |      | Common Stock: 82,343 Shares       |   |
          |                                   |      |      | ------------                      |   |
          |                                   |      |      | GGAMI-100%                        |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          |       GARTMORE DISTRIBUTION       |      |      |        GARTMORE MORLEY CAPITAL    |   |
          |          SERVICES, INC.           |      |      |         MANAGEMENT, INC           |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | Common Stock: 10,000 Shares       |______|      | Common Stock:  500 Shares         |___|
          | ------------                      |      |      | ------------                      |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          | CORVIANT CORPORATION              |      |      |               GARTMORE            |   |
          | (CC)                              |      |      |             TRUST COMPANY         |   |
          |                                   |      |      |                                   |   |
          | Common Stock:       450,000 Shares|      |      | Common Stock: 2,000 Shares        |   |
          | ------------                      |      |      | ------------                      |   |
          | Series A Preferred: 250,000 Shares|______|      |                                   |___|
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                           |                         |                                              |
                           |                         |                                              |
          -------------------------------------      |      -------------------------------------   |
          | VILLANOVA SECURITIES, LLC         |      |      |           GARTMORE MORLEY &       |   |
          |                                   |      |      |            ASSOCIATES, INC.       |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      | Common Stock: 3,500 Shares        |   |
          |                                   |      |      | ------------                      |___|
          |                                   |      |      |                                   |
          | CC-100%                           |      |      | Morley-100%                       |
          -------------------------------------      |      -------------------------------------
                                                     |
          -------------------------------------      |      -------------------------------------
          |                                   |      |      |                                   |
          | GGI MGT LLC                       |      |      |           NEWHOUSE SPECIAL        |
          | (GGIMGT)                          |      |      |       SITUATIONS FUND I, LLC      |
          |                                   |      |      |                                   |
          |                                   |------------ | Common Stock: 10,000 Shares       |
          |                                   |             | ------------                      |
          |                                   |             | GGIMGT-10%                        |
          |                                   |             | Class A Preferred: 10,000 Shares  |
          | GGAMI-100%                        |             | GGAMI-75%                         |
          -------------------------------------             -------------------------------------


                                                                                            Subsidiary Companies      - Solid Line
                                                                                            Contractual Association   - Double Line
                                                                                            Limited Liability Company - Dotted Line

                                                                                            March 31, 2003

Item 27.       NUMBER OF CONTRACT OWNERS


               The number of contract owners of Qualified and Non-Qualified Contracts as of February 14, 2003 was 120,935 and 96,518 respectively.


Item 28.       INDEMNIFICATION

               Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio. Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.       PRINCIPAL UNDERWRITER

          (a)(1) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-7, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide Variable Account-11, Nationwide Variable Account-13, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, and Nationwide VLI Separate Account-5, all of which are separate investment accounts of Nationwide or its affiliates.

          (a)(2) Security Distributors, Inc. ("SDI"), a subsidiary of Security Benefit Life Insurance Company ("SBL"), serves as distributor for contracts issued by the Depositer through its Nationwide Multi-Flex Variable Account and Nationwide Variable Account - 9 and made available to educators and their families who are members of the National Education Association ("NEA"). In addition, SDI acts as distributor of the Contract issued under SBL Variable Annuity Account XIV (SecureDesigns, NEA Valuebuilder, Advance Designs and AdvisorDesigns). SDI also acts as distributor for SBL Variable Annuity Accounts I, III and IV, Variflex, SBL Variable Life Insurance Account Varilife, Security Varilife Separate Account, SBL Variable Annuity Account VIII (Variflex LS, Variflex Signature, and Extra Credit), Variable Annuity Account XI, and Parkstone Variable Annuity Separate Account. SDI also acts as principal underwriter for the following management investment companies for which Security Management Company, LLC, an affiliate of SBL, acts as investment adviser:
               Security Equity Fund, Security Income Fund, Security Growth and Income Fund, Security Municipal Bond Fund, SBL Fund, and Security Ultra Fund.

          (a)(3) Waddell & Reed, Inc. serves as principal underwriter and general distributor for the Nationwide Variable Account-9, Nationwide VA Separate Account-D and Nationwide VLI Separate Account-5. In addition Waddell & Reed, Inc. serves as principal underwriter and general distributor for the:


                     Waddell & Reed Advisors Funds
                         Waddell & Reed Advisors Funds, Inc.
                             Waddell & Reed Advisors Accumulative Fund
                             Waddell & Reed Advisors Bond Fund
                             Waddell & Reed Advisors Core Investment Fund
                             Waddell & Reed Advisors Science and Technology Fund
                         Waddell & Reed Advisors Asset Strategy Fund, Inc. Waddell & Reed Advisors Cash Management, Inc.
                         Waddell & Reed Advisors Continental Income Fund, Inc. Waddell & Reed Advisors Global Bond Fund, Inc.
                         Waddell & Reed Advisors High Income Fund, Inc.
                         Waddell & Reed Advisors International Growth Fund, Inc. Waddell & Reed Advisors Municipal Bond Fund, Inc. Waddell & Reed Advisors Municipal High Income Fund, Inc.
                         Waddell & Reed Advisors New Concepts Fund, Inc.
                         Waddell & Reed Advisors Retirement Shares, Inc.
                         Waddell & Reed Advisors Small Cap Fund, Inc.
                         Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. Waddell & Reed Advisors Value Fund, Inc.
                         Waddell & Reed Advisors Vanguard Fund, Inc.
                    Waddell & Reed Fixed Income Funds, Inc.
                         Government Securities Fund
                         Limited Term Bond Fund
                    W&R  Funds, Inc.
                         Asset Strategy Fund
                         Core Equity Fund
                         High Income Fund
                         International Growth Fund
                         Large Cap Growth Fund
                         Limited-Term Bond Fund
                         Mid Cap Growth Fund
                         Money Market Fund
                         Municipal Bond Fund
                         Science and Technology Fund
                         Small Cap Growth Fund
                         Tax-Managed Equity Fund
                    W&R  Target Funds, Inc.
                         Asset Strategy Portfolio
                         Balanced Portfolio
                         Bond Portfolio
                         Core Equity Portfolio
                         Growth Portfolio
                         High Income Portfolio
                         International Portfolio
                         Limited-Term Bond Portfolio
                         Money Market Portfolio
                         Science and Technology Portfolio
                         Small Cap Portfolio
                         Value Portfolio.

         (b)(1)   NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND
                  OFFICERS

                  Joseph J. Gasper, Director and Chairman of the Board
                  Richard A. Karas, Director and Vice Chairman
                  Duane C. Meek, President
                  William G. Goslee, Senior Vice President
                  Mark R. Thresher, Director, Senior Vice President and
                     Treasurer
                  Kevin S. Crossett, Vice President
                  Trey Rouse, Vice President
                  Peter R. Salvator, Vice President
                  Barbara J. Shane, Vice President-Compliance Officer
                  Karen R. Tackett, Vice President
                  Alan A. Todryk, Vice President-Taxation
                  Carol L. Dove, Associate Vice President-Treasury Services and
                     Assistant Treasurer
                  Glenn W. Soden, Associate Vice President and Secretary
                  Thomas E. Barnes, Associate Vice President and Assistant
                     Secretary
                  John F. Delaloye, Assistant Secretary
                  Dina A. Tantra, Assistant Secretary
                  Mark D. Maxwell, Assistant Secretary
                  E. Gary Berndt, Assistant Treasurer
                  Terry C. Smetzer, Assistant Treasurer

                  The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
                  One Nationwide Plaza
                  Columbus, Ohio 43215

         (b)(2)   SDI DIRECTORS AND OFFICERS

                  Gregory J. Garvin, President and Director
                  Frank Memmo, Director
                  James R. Schmank, Director
                  Richard Wells, Director
                  Tammy Brownfield, Treasurer
                  Amy J. Lee, Secretary
                  Brenda M. Harwood, Vice President and Director

                  The business address of the Directors and Officers of SDI is:
                  One Security Benefit Place
                  Topeka, Kansas 66636-0001

         (b)(3)   WADDELL & REED, INC.      DIRECTORS AND OFFICERS

                  Keith A. Tucker, Director and Chairman of the Board
                  Henry J. Hermann, Director
                  Robert J. Williams, Executive Vice President and National
                     Sales Manager
                  Thomas W. Butch, Executive Vice President and Chief Marketing
                     Officer
                  Daniel C. Schulte, Vice President, Secretary and General
                     Counsel
                  Michael D. Strohm, Director, President, Chief Executive
                     Officer
                  John E. Sundeen, Jr., Senior Vice President and Treasurer
                  Mark A. Schieber, Vice President, Principal Accounting Officer
                     and Principal Financial Officer

                  The business address of Waddell & Reed, Inc. is:
                  6300 Lamar Avenue
                  Overland Park, Kansas 66202


(c)(1)
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                                        DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                                        COMMISSIONS               ANNUITIZATION
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         Nationwide Investment          N/A                      N/A                     N/A                N/A
         Services Corporation
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------

(c)(2)
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                                        DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                            COMMISSIONS ANNUITIZATION
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         Security Distributors, Inc.    N/A                      N/A                     N/A                N/A
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------

(c)(3)
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                                        DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                            COMMISSIONS ANNUITIZATION
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         Waddell & Reed, Inc.           N/A                      N/A                     N/A                N/A
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.


              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          Independent Auditors' Consent


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-9:

We consent to the use of our reports for Nationwide Variable Account-9 dated February 20, 2003 and for Nationwide Life Insurance Company and subsidiaries dated January 30, 2003, included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 333-28995). Our report for Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets.



KPMG LLP
Columbus, Ohio
April 21, 2003

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Post-Effective Amendment No. 18 and has caused this Post-Effective Amendment No. 18 to the Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 25th day of April, 2003.


                                  NATIONWIDE VARIABLE ACCOUNT-9
                  --------------------------------------------------------------
                                            (Registrant)


                                 NATIONWIDE LIFE INSURANCE COMPANY
                  --------------------------------------------------------------
                                         (Depositor)


                                        By/s/STEVEN SAVINI
                  --------------------------------------------------------------
                                        Steven Savini


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 25th day of April, 2003.


               SIGNATURE                                   TITLE


W. G. JURGENSEN                              Director and Chief Executive Officer
----------------------------------------
W. G. Jurgensen

JOSEPH J. GASPER                                 Director and President and
----------------------------------------
Joseph J. Gasper                                  Chief Operating Officer

JOSEPH A. ALUTTO                                          Director
----------------------------------------
Joseph A. Alutto

JAMES G. BROCKSMITH, JR.                                  Director
----------------------------------------
James G. Brocksmith, Jr.

HENRY S. HOLLOWAY                                         Director
----------------------------------------
Henry S. Holloway

LYDIA M. MARSHALL                                         Director
----------------------------------------
Lydia M. Marshall

DONALD L. MCWHORTER                                       Director
----------------------------------------
Donald L. McWhorter

DAVID O. MILLER                                           Director
----------------------------------------
David O. Miller

JAMES F. PATTERSON                                        Director
----------------------------------------
James F. Patterson

GERALD D. PROTHRO                                         Director
----------------------------------------
Gerald D. Prothro

ARDEN L. SHISLER                                          Director
----------------------------------------
Arden L. Shisler

ALEX SHUMATE                                              Director
----------------------------------------
Alex Shumate

                                                                                                  By /s/ STEVEN SAVINI
                                                                                     -----------------------------------------------
                                                                                                      Steven Savini
                                                                                                    Attorney-in-Fact
